UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact Name of Registrant as specified in charter)

1 Corporate Way
Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
1 Corporate Way
Lansing, Michigan 48951

(Name and address of agent for service)

Registrant's telephone number, including area code: (517) 381-5500

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2008 – June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

Dear Fellow Investor,

The U.S. experienced some of the most unusual market conditions in decades during the first half of 2008, with several asset classes producing negative returns. The rate of foreclosures and past-due mortgage payments surged to the highest level in 30 years, while a record fall in home prices impaired homeowners' ability to refinance their existing loans.

Losses on mortgages and mortgage-backed securities rippled through the financial markets, precipitating an unprecedented credit crunch that curtailed lending worldwide. To help mitigate the crisis, the U.S. Federal Reserve enacted a number of policy actions to inject liquidity into the financial system and facilitate lending, including a series of interest rates cuts that lowered the Federal Funds Rate from 5.25 percent (5.25%) in September 2007 to two percent (2%) by the end of April 2008.

U.S. economic growth slowed to an annual rate of 1.8% in the first half of 2008, down from 4.6% in the second half of 2007 and 4.9% in the first half of 2007.1 Amid slowing growth, U.S. employers have cut payrolls for six straight months, bringing the drop in payrolls for the first half of 2008 to 438,000.2 During the same period, the Consumer Price Index, a measure of inflation, rose five percent (5%)2 — the biggest jump since 1991 — and crude oil prices steadily rose during the first half to reach a record high in the first half of July. Reflecting these challenges, consumer confidence fell to a 16-year low and the Dow posted its worst half-year return since 1970 and its worst June since 1930, declining fourteen percent (14%) in the first half of 2008. The S&P® 500 index fell thirteen percent (13%) during the same period.

During these challenging times, we appreciate your continued confidence in Jackson National Life Insurance Company® (“Jackson”SM). The trust that you and thousands of other investors have placed in Jackson indicates that you remain committed to a long-term investment strategy.

We believe that the challenging economic environment in the U.S. during the first half of 2008 further underscores the importance of working with a financial professional to design a long-term retirement savings and investment plan. A qualified representative can help you define your financial goals, analyze the risks and potential rewards of different plans, and provide guidance during volatile or difficult market conditions.

Market volatility can affect the value of your investments in the short-term. During these periods, the key is to stay focused on your long-term financial objectives and not be influenced by short-term volatility. An investor should prepare himself for market fluctuations and understand that emotional reactions to short-term swings can lead to poor decisions, which can hurt your chances of achieving investment success.

To help investors remain focused on the long-term, Jackson offers more than 30 investment options in its variable products that incorporate the company's disciplined approach to investing. This approach utilizes an automated buy-and-sell method to eliminate emotion from the stock selection process; applies a consistent core formula over the long-term that makes it easier to avoid investor errors; and provides the benefits of lower costs, transparency, and diversification. Furthermore, most of Jackson's variable products offer more than 80 investment options in almost every asset class from some of the most recognized money managers in the industry.

Thank you for choosing Jackson for your investment needs. At Jackson, we believe that retirement is a journey, not a destination. Our strategies are designed to withstand the test of time, no matter how complicated the world may become.

That’s Long-Term SmartSM. That’s Jackson.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

_______________________________________________________

1 U.S. Department of Commerce Bureau of Economic Analysis

2 U.S. Department of Labor Bureau of Labor Statistics

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
June 30, 2008

	Shares/Par/ Contracts (q)	Value
JNL/AIM International Growth Fund
COMMON STOCKS - 87.7%
CONSUMER DISCRETIONARY - 16.1%
Compagnie Financiere Richemont AG	81	$4,512
Compass Group Plc	534	4,019
Continental AG	26	2,643
Daimler AG	68	4,190
Denso Corp.	127	4,355
Desarrolladora Homex SA de CV - ADR (b) (c)	44	2,567
Esprit Holdings Ltd.	556	5,771
Grupo Televisa SA - ADR (b)	75	1,763
Informa Plc	416	3,410
Li & Fung Ltd. (b)	894	2,694
OPAP SA	87	3,056
PT Astra International Tbk	861	1,796
Puma AG Rudolf Dassler Sport (b)	15	4,902
Reed Elsevier Plc	275	3,132
Suzuki Motor Corp.	182	4,312
Toyota Motor Corp.	103	4,879
Urbi Desarrollos Urbanos SA de CV (c)	414	1,430
WPP Group Plc	569	5,436
		64,867
CONSUMER STAPLES - 10.5%
Heineken Holding NV	89	4,067
Henkel KGaA	106	4,220
Imperial Tobacco Group Plc	249	9,253
InBev NV	79	5,482
Nestle SA	183	8,263
Reckitt Benckiser Plc	103	5,226
Tesco Plc	777	5,687
		42,198
ENERGY - 8.2%
Canadian Natural Resources Ltd.	49	4,846
ENI SpA (b)	170	6,297
Petroleo Brasileiro SA - ADR	80	4,643
Petroleum Geo-Services ASA (c)	169	4,145
Suncor Energy Inc.	104	6,044
Total SA (b)	84	7,156
		33,131
FINANCIALS - 8.8%
Akbank T.A.S. (b)	488	1,692
Anglo Irish Bank Corp. Plc (b)	42	389
Aviva Plc	260	2,582
AXA SA (b)	137	4,041
Banco Santander SA	109	1,987

BNP Paribas (b)	68	6,099
Deutsche Boerse AG	18	2,037
Hana Financial Group Inc.	97	3,725
KBC Groep NV	26	2,871
Manulife Financial Corp.	60	2,092
Standard Bank Group Ltd. (b)	229	2,227
United Overseas Bank Ltd.	425	5,816
		35,558
HEALTH CARE - 12.6%
Bayer AG	110	9,296
Cochlear Ltd.	66	2,754
Merck KGaA	48	6,816
Novo-Nordisk A/S - Class B	81	5,349
Roche Holding AG	59	10,554
Shire Ltd.	276	4,507
Sonova Holding AG (b)	43	3,555
Teva Pharmaceutical Industries Ltd. - ADR	172	7,891
		50,722
INDUSTRIALS - 11.1%
Canadian National Railway Co.	62	2,984
Capita Group Plc	262	3,577
Fanuc Ltd.	65	6,299
Finmeccanica SpA (b)	137	3,592
Hutchison Whampoa Ltd.	549	5,534
Keppel Corp. Ltd.	719	5,887
Komatsu Ltd.	217	6,057
Siemens AG	44	4,916
TNT NV	175	5,971
		44,817
INFORMATION TECHNOLOGY - 7.5%
Cap Gemini SA (b)	61	3,601
HON HAI Precision Industry Co. Ltd. - GDR	1,123	5,531
Infosys Technologies Ltd. - ADR	179	7,763
Keyence Corp.	20	4,740
Nidec Corp. (b)	49	3,249
Nokia Oyj	90	2,206
Taiwan Semiconductor Manufacturing Co. Ltd. (c)	1,458	3,122
		30,212
MATERIALS - 4.9%
BHP Billiton Ltd.	183	7,687
CRH Plc	97	2,827
Syngenta AG	28	9,135
		19,649
TELECOMMUNICATION SERVICES - 6.8%
America Movil SA de CV - Class L - ADR	125	6,612
China Mobile Ltd.	384	5,156
Telefonica SA	269	7,131
Telekomunikasi Indonesia Tbk PT	5,670	4,489
Vodafone Group Plc	1,409	4,150
		27,538

UTILITIES - 1.2%
International Power Plc	556	4,767

Total Common Stocks (cost $381,011)		353,459

PREFERRED STOCKS - 2.1%
CONSUMER DISCRETIONARY - 2.1%
Porsche Automobil Holding SE	54	8,279

Total Preferred Stocks (cost $10,918)		8,279

INVESTMENT FUNDS - 0.5%
Indian Fund Inc. (b)	59	2,104

Total Investment Funds (cost $3,859)		2,104

SHORT TERM INVESTMENTS - 19.2%
Mutual Funds - 8.4%
JNL Money Market Fund, 2.37% (a) (h)	33,670	33,670

Securities Lending Collateral - 10.8%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	43,892	43,510

Total Short Term Investments (cost $77,562)		77,180

Total Investments - 109.5% (cost $473,350)		441,022
Other Assets and Liabilities, Net - (9.5%)		-38,241
Total Net Assets - 100%		$402,781

JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 5.0%
Apollo Group Inc. - Class A (c)	71	$3,160
AutoZone Inc. (c)	42	5,052
BorgWarner Inc. (b)	93	4,119
Expedia Inc. (b) (c)	203	3,727
Nike Inc. - Class B (b)	162	9,640
		25,698
CONSUMER STAPLES - 3.9%
Diageo Plc	447	8,191
PepsiCo Inc.	126	8,039
Procter & Gamble Co.	61	3,734
		19,964
ENERGY - 9.1%
ENSCO International Inc. (b)	148	11,930
Exxon Mobil Corp.	61	5,404
Marathon Oil Corp.	142	7,361

National Oilwell Varco Inc. (b) (c)	104	9,195
Occidental Petroleum Corp.	142	12,778
		46,668
FINANCIALS - 3.1%
Chubb Corp.	85	4,148
Goldman Sachs Group Inc.	24	4,217
Janus Capital Group Inc. (b)	134	3,544
Unibanco - Uniao de Bancos Brasileiros SA - GDR	30	3,777
		15,686
HEALTH CARE - 11.9%
Baxter International Inc.	214	13,662
CR Bard Inc.	55	4,794
Express Scripts Inc. (c)	170	10,642
Invitrogen Corp. (b) (c)	136	5,331
Johnson & Johnson	119	7,662
Medco Health Solutions Inc. (c)	229	10,803
Merck & Co. Inc.	111	4,165
Teva Pharmaceutical Industries Ltd. - ADR	88	4,046
		61,105
INDUSTRIALS - 21.3%
ABB Ltd. (c)	568	16,068
Boeing Co.	54	3,557
Chicago Bridge & Iron Co. NV - NYS	201	7,994
Deere & Co.	47	3,381
Fluor Corp.	68	12,604
General Dynamics Corp.	100	8,442
Honeywell International Inc.	166	8,363
Joy Global Inc.	68	5,163
Lockheed Martin Corp.	203	19,983
McDermott International Inc. (c)	167	10,363
Raytheon Co.	171	9,649
United Technologies Corp.	62	3,845
		109,412
INFORMATION TECHNOLOGY - 30.5%
Accenture Ltd.	448	18,245
Adobe Systems Inc. (c)	102	4,006
Apple Inc. (c)	91	15,195
BMC Software Inc. (c)	202	7,271
Cisco Systems Inc. (c)	370	8,607
Google Inc. - Class A (c)	11	5,935
Hewlett-Packard Co.	492	21,765
Intel Corp.	180	3,863
International Business Machines Corp.	74	8,713
Juniper Networks Inc. (b) (c)	167	3,698
MasterCard Inc. (b)	19	5,045
MEMC Electronic Materials Inc. (c)	79	4,839
Microsoft Corp.	513	14,104
Nokia Oyj - Class A - ADR	317	7,760
Oracle Corp. (c)	471	9,895
Research In Motion Ltd. (c)	39	4,595

Symantec Corp. (c)	268	5,194
Texas Instruments Inc.	140	3,944
Xilinx Inc.	153	3,866
		156,540
MATERIALS - 9.4%
BHP Billiton Ltd.	106	4,450
CF Industries Holdings Inc.	43	6,584
Freeport-McMoRan Copper & Gold Inc. (b)	52	6,133
Mosaic Co. (c)	66	9,505
Rio Tinto Plc - ADR	22	11,018
Syngenta AG	33	10,731
		48,421
TELECOMMUNICATION SERVICES - 2.6%
America Movil SA de CV - Class L - ADR	135	7,108
China Mobile Ltd.	475	6,377
		13,485

Total Common Stocks (cost $444,082)		496,979

SHORT TERM INVESTMENTS - 11.9%
Mutual Funds - 3.2%
JNL Money Market Fund, 2.37% (a) (h)	16,744	16,744

Securities Lending Collateral - 8.7%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	44,843	44,453

Total Short Term Investments (cost $61,587)		61,197

Total Investments - 108.7% (cost $505,669)		558,176
Other Assets and Liabilities, Net - (8.7%)		-44,700
Total Net Assets - 100%		$513,476

JNL/AIM Real Estate Fund
COMMON STOCKS - 90.3%
CONSUMER DISCRETIONARY - 0.9%
Starwood Hotels & Resorts Worldwide Inc.	45	$1,803

FINANCIALS – 0.3%
CapitaLand Ltd.	15	63
China Resources Land Ltd.	60	83
Citycon Oyj	-	1
Hang Lung Properties Ltd.	29	93
Sino Land Co.	98	195
Sino-Ocean Land Holdings Ltd.	308	174
		609
REAL ESTATE INVESTMENT TRUSTS – 89.1%
Apartments-REITS – 16.0%
Boardwalk Real Estate Investment Trust (b)	22	804

BRE Properties Inc. - Class A (b)	112	4,826
Camden Property Trust (b)	129	5,723
Equity Residential	251	9,610
Essex Property Trust Inc. (b)	79	8,403
Mid-America Apartment Communities Inc.	58	2,960
		32,326
Diversified-REITS – 9.1%
Ascendas Real Estate Investment Trust	47	76
Champion REIT	661	306
Digital Realty Trust Inc. (b)	116	4,758
Liberty Property Trust (b)	36	1,190
Stockland Corp. Ltd.	96	494
Valad Property Group (b)	661	424
Vornado Realty Trust (b)	86	7,577
Washington Real Estate Investment Trust (b)	119	3,582
		18,407
Health Care-REITS – 11.2%
HCP Inc.	203	6,451
Health Care Real Estate Investment Trust (b)	107	4,770
Nationwide Health Properties Inc. (b)	104	3,288
Senior Housing Properties Trust	102	1,992
Ventas Inc.	148	6,305
		22,806
Hotels-REITS – 3.8%
DiamondRock Hospitality Co.	28	301
Host Hotels & Resorts Inc. (b)	541	7,391
		7,692
Office Property-REITS – 11.9%
Alexandria Real Estate Equities Inc. (b)	51	4,945
Boston Properties Inc. (b)	46	4,114
Brandywine Realty Trust (b)	115	1,809
Douglas Emmett Inc.	86	1,887
Nippon Building Fund Inc.	-	94
Nomura Real Estate Office Fund Inc.	-	271
SL Green Realty Corp. (b)	132	10,886
Tokyu REIT Inc.	-	106
		24,112
Regional Malls-REITS – 15.0%
CBL & Associates Properties Inc. (b)	164	3,746
General Growth Properties Inc. (b)	248	8,673
Macerich Co. (b)	59	3,672
Simon Property Group Inc. (b)	158	14,185
		30,276
Shopping Centers-REITS – 11.2%
CapitaMall Trust	222	488
CFS Retail Property Trust (b)	112	199
Developers Diversified Realty Corp. (b)	165	5,727
Federal Realty Investors Trust (b)	115	7,942
Kimco Realty Corp. (b)	226	7,788
Primaris Retail Real Estate Investment Trust	20	356

Westfield Group	15	237
		22,737
Storage-REITS – 3.9%
Public Storage Inc. (b)	97	7,860

Warehouse/Industrial-REITS – 7.0%
AMB Property Corp.	65	3,275
DCT Industrial Trust Inc.	205	1,693
Prologis (b)	169	9,180
		14,148

Total Common Stocks (cost $223,845)		182,776

PREFERRED STOCKS - 4.3%
REAL ESTATE INVESTMENT TRUSTS - 4.3%
Apartments-REITS – 0.2%
BRE Properties Inc., 6.75%, Series C
(callable at 25 beginning 03/15/09) (p)	10	213
Equity Residential Properties, 6.48%, Series N
(callable at 25 beginning 09/08/08) (p)	7	149
		362
Diversified-REITS – 1.1%
Duke Realty Corp.,
6.63%, Series J (callable at 25 beginning 08/25/08) (p)	19	376
6.50%, Series K (callable at 25 beginning 02/13/09) (p)	14	273
7.25%, Series N (callable at 25 beginning 06/30/11) (b) (p)	35	733
iStar Financial Inc., 7.88%, Series E
(callable at 25 beginning 07/18/08) (p)	6	105
Lexington Realty Trust, 7.55%, Series D
(callable at 25 beginning 02/14/12) (p)	17	301
PS Business Parks Inc., 6.70%, Series P
(callable at 25 beginning 01/17/12) (p)	16	302
Vornado Realty Trust, 7.00%, Series E
(callable at 25 beginning 08/20/09) (p)	5	105
		2,195
Hotels-REITS – 1.0%
Ashford Hospitality Trust Inc., 8.45%, Series D
(callable at 25 beginning 07/18/12) (p)	18	315
Hersha Hospitality Trust, 8.00%, Series A
(callable at 25 beginning 08/05/10) (p)	6	122
LaSalle Hotel Properties
7.50%, Series D (callable at 25 beginning 08/24/10) (p)	26	511
8.00%, Series E (callable at 25 beginning 02/08/11) (p)	16	343
7.25%, Series G (callable at 25 beginning 11/17/11) (p)	14	256
Strategic Hotels & Resorts Inc., 8.25%, Series C
(callable at 25 beginning 05/17/11) (p)	14	269
Sunstone Hotel Investors Inc., 8.00%, Series A
(callable at 25 beginning 03/17/10) (p)	9	161
		1,977
Mortgage-REITS – 0.2%

Gramercy Capital Corp., 8.13%, Series A
(callable at 25 beginning 04/18/12) (b) (p)	24	422

Office Property-REITS – 0.4%
BioMed Realty Trust Inc., 7.38%, Series A
(callable at 25 beginning 01/18/12) (p)	28	562
Corporate Office Property Trust, 8.00%
(callable at 25 beginning 08/11/08) (p)	9	205
HRPT Properties Trust, Convertible Preferred,
6.50%, Series D, 12/31/49 (p)	10	176
		943
Shopping Centers-REITS – 0.3%
Developers Diversified Realty Corp., 7.38%,
(callable at 25 beginning 07/28/08) (p)	4	73
Kimco Realty Corp., 7.75% Series G
(callable at 25 beginning 10/10/12) (p)	21	502
		575
Single Tenant-REITS – 0.2%
Realty Income Corp., 6.75%, Series E
(callable at 25 beginning 12/07/11) (p)	18	401

Storage-REITS – 0.7%
Public Storage Inc.
6.60%, Series C (callable at 25 beginning 09/13/09) (p)	7	145
7.25%, Series K (callable at 25 beginning 08/08/11) (p)	12	271
6.75%, Series L (callable at 25 beginning 10/20/11) (p)	20	397
6.63%, Series M (callable at 25 beginning 01/09/12) (p)	31	616
		1,429
Warehouse/Industrial-REITS – 0.2%
First Industrial Realty Trust Inc., 7.25%, Series J
(callable at 25 beginning 01/15/11) (p)	19	402

Total Preferred Stocks (cost $10,246)		8,706

WARRANTS - 0.0%
China Overseas Land & Investment Ltd. - Warrants	6	1

Total Warrants (cost $0)		1

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.2%
JPMorgan Chase Commercial Mortgage Securities Corp.
5.36%, 01/12/43 (i)	540	477
5.53%, 04/15/43	600	552
5.30%, 12/15/44 (i)	500	440
Merrill Lynch Mortgage Trust, 5.14%, 07/12/38	800	698
Morgan Stanley Capital I, 5.95%, 10/15/42 (i)	330	260

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $2,547)		2,427

CORPORATE BONDS AND NOTES - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Health Care-REITS – 0.1%
Nationwide Health Properties Inc., 6.25%, 02/01/13	150	147

Total Corporate Bonds and Notes (cost $147)		147

SHORT TERM INVESTMENTS - 35.4%
Mutual Funds – 3.5%
JNL Money Market Fund, 2.37% (a) (h)	7,026	7,026

Securities Lending Collateral – 31.9%
Mellon GSL Delaware Business Trust Collateral
Fund, 2.70% (h)	65,240	64,672

Total Short Term Investments (cost $72,265)		71,698

Total Investments - 131.3% (cost $309,050)		265,755
Other Assets and Liabilities, Net - (31.3%)		-63,337
Total Net Assets - 100%		$202,418

JNL/AIM Small Cap Growth Fund * (v)
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 12.4%
Big Lots Inc. (c)	18	$572
DeVry Inc.	15	828
Marvel Entertainment Inc. (b) (c)	18	567
Strayer Education Inc.	3	653
Warnaco Group Inc. (c)	14	610
Other Securities		3,707
		6,937
CONSUMER STAPLES - 2.7%
Church & Dwight Co. Inc. (b)	10	572
Longs Drug Stores Corp.	12	500
Other Securities		436
		1,508
ENERGY - 10.9%
Arena Resources Inc. (c)	16	835
Bill Barrett Corp. (b) (c)	14	841
Carrizo Oil & Gas Inc. (c)	13	898
Dril-Quip Inc. (c)	12	744
FMC Technologies Inc. (c)	8	645
ION Geophysical Corp. (b) (c)	32	562
Unit Corp. (c)	12	973
Whiting Petroleum Corp. (c)	5	564
		6,062
FINANCIALS - 5.9%

Affiliated Managers Group Inc. (c)	6	560
BioMed Realty Trust Inc.	22	532
SVB Financial Group (b) (c)	11	522
Other Securities		1,672
		3,286
HEALTH CARE - 17.8%
BioMarin Pharmaceutical Inc. (b) (c)	19	561
Eclipsys Corp. (b) (c)	28	510
NuVasive Inc. (b) (c)	18	808
United Therapeutics Corp. (c)	5	461
Varian Inc. (c)	12	600
Wright Medical Group Inc. (b) (c)	20	582
Other Securities		6,427
		9,949
INDUSTRIALS - 18.4%
Bucyrus International Inc. - Class A	9	638
CoStar Group Inc. (b) (c)	13	591
Forward Air Corp. (b)	14	485
General Cable Corp. (b) (c)	12	718
HUB Group Inc. - Class A (c)	16	554
Knight Transportation Inc. (b)	30	541
Pike Electric Corp. (c)	30	504
Tetra Tech Inc. (b) (c)	29	650
TransDigm Group Inc. (b) (c)	14	457
Wabtec Corp.	14	677
Other Securities		4,464
		10,279
INFORMATION TECHNOLOGY - 25.6%
Ansys Inc. (c)	13	600
Blackboard Inc. (b) (c)	16	629
Coherent Inc. (c)	17	503
Diodes Inc. (b) (c)	18	484
Harmonic Inc. (c)	49	464
Manhattan Associates Inc. (c)	19	460
Microsemi Corp. (b) (c)	22	550
Polycom Inc. (b) (c)	21	504
Power Integrations Inc. (c)	15	480
Silicon Laboratories Inc. (c)	15	529
Tech Data Corp. (c)	15	498
Varian Semiconductor Equipment Associates Inc. (c)	17	595
Other Securities		7,958
		14,254
MATERIALS - 3.7%
Grief Inc.	10	611
Other Securities		1,426
		2,037
TELECOMMUNICATION SERVICES - 1.0%
SBA Communications Corp. (c)	16	576

UTILITIES - 0.8%

ITC Holdings Corp.	9	454

Total Common Stocks (cost $55,100)		55,342

SHORT TERM INVESTMENTS - 32.0%
Mutual Funds - 0.6%
JNL Money Market Fund, 2.37% (a) (h)	322	322

Securities Lending Collateral - 31.4%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	17,698	17,544

Total Short Term Investments (cost $18,020)		17,866

Total Investments - 131.2% (cost $73,120)		73,208
Other Assets and Liabilities, Net - (31.2%)		-17,414
Total Net Assets - 100%		$55,794

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 63.5%
CONSUMER DISCRETIONARY - 5.4%
Accor SA (b)	5	$326
Benesse Corp.	9	344
Best Buy Co. Inc. (b)	16	626
Coach Inc. (c)	13	367
Comcast Corp. - Class A	21	393
Compagnie Financiere Richemont AG	6	316
Compagnie Generale des Etablissements Michelin	2	143
Gannett Co. Inc.	8	169
Gildan Activewear Inc. (c)	9	242
HanesBrands Inc. (c)	6	152
Home Depot Inc.	26	600
Honda Motor Co. Ltd.	35	1,190
Inditex SA (b)	3	138
Las Vegas Sands Corp. (b) (c)	2	109
Lowe’s Cos. Inc.	13	261
Marks & Spencer Group Plc	36	236
Matsushita Electric Industrial Co. Ltd.	14	302
News Corp. Inc. - Class A	16	239
Nissan Motor Co. Ltd.	96	792
PagesJaunes Groupe SA (b)	14	205
Peace Mark Holdings Ltd.	110	75
Persimmon Plc	13	78
Phillips-Van Heusen	6	234
Shangri-La Asia Ltd.	88	205
Shimamura Co. Ltd.	4	216
Suzuki Motor Corp.	14	331
Target Corp.	34	1,567
Time Warner Inc.	130	1,928

Urban Outfitters Inc. (c)	30	939
Vivendi Universal SA	4	151
Walt Disney Co.	9	278
Yamada Denki Co. Ltd.	5	348
Yell Group Plc	46	64
		13,564
CONSUMER STAPLES - 4.2%
AEON Co. Ltd.	29	352
Altria Group Inc.	9	189
Coca-Cola Amatil Ltd.	44	294
Coca-Cola Co.	5	234
Colruyt SA	1	316
Costco Wholesale Corp.	3	217
Energizer Holdings Inc. (c)	2	168
Groupe Danone (b)	10	693
IOI Corp.	91	207
Japan Tobacco Inc.	-	149
L’Oreal SA (b)	11	1,171
Magnit OAO (c)	11	123
Nestle SA	26	1,163
PepsiCo Inc.	2	146
Pernod-Ricard SA (b)	4	398
Philip Morris International Inc.	9	454
SABMiller Plc	87	1,981
Shoppers Drug Mart Corp.	6	307
Tesco Plc	83	604
Unilever NV	21	605
Wal-Mart de Mexico SAB de CV	136	541
		10,312
ENERGY - 9.6%
Baker Hughes Inc.	11	935
Banpu Public Co. Ltd.	41	654
BJ Services Co.	59	1,897
BP Plc	65	751
Cameco Corp.	8	352
Canadian Natural Resources Ltd.	37	3,669
China Shenhua Energy Co. Ltd.	120	470
ConocoPhillips	3	321
EnCana Corp.	23	2,078
Gazprom OAO - ADR	14	826
Idemitsu Kosan Co. Ltd.	1	45
Marathon Oil Corp.	14	726
OAO Gazprom - ADR	20	1,178
Oil Search Ltd.	41	266
Polski Koncern Naftowy ORLEN SA (c)	13	203
Repsol YPF SA (b)	8	314
Rosneft Oil Co. – GDR (c)	36	416
Royal Dutch Shell Plc - Class A	64	2,634
Schlumberger Ltd.	21	2,256
Suncor Energy Inc.	19	1,074

Tenaris SA - ADR (b)	4	268
TMK OAO (b)	7	259
Total SA	6	511
Transocean Inc (c)	1	183
Transocean Inc. - New Shares (c)	3	471
Weatherford International Ltd. (b) (c)	13	660
		23,417
FINANCIALS - 12.0%
AFLAC Inc.	15	911
Akbank T.A.S. – ADR (b)	12	85
Allianz AG	6	1,073
American International Group Inc.	14	368
AXA SA (b)	9	259
Banco Bilbao Vizcaya Argentaria SA (b)	61	1,157
Banco Santander SA	20	367
Bank Hapoalim BM	78	346
Bank Muscat SAOG - GDR	22	497
Bank of America Corp.	10	234
Bank of China Ltd.	535	238
Bank of East Asia Ltd.	65	354
Bank of Yokohama Ltd.	39	270
Berkshire Hathaway Inc. - Class A (c)	-	604
BNP Paribas (b)	25	2,214
Bumiputra-Commerce Holdings Berhad	123	301
Capital One Financial Corp. (b)	11	399
China Construction Bank Corp. (b)	282	227
China Overseas Land & Investment Ltd.	72	114
China Resources Land Ltd.	114	158
Commercial International Bank - ADR	17	258
Deutsche Bank AG	4	371
DLF Ltd.	41	375
Fifth Third Bancorp (b)	8	76
Goldman Sachs Group Inc.	11	1,976
Grupo Financiero Inbursa SA	265	975
HBOS Plc	26	141
HSBC Holdings Plc	16	253
Hypo Real Estate Holding AG (b)	11	319
Industrial & Commercial Bank of China	348	238
ING Groep NV (b)	17	528
Irish Life & Permanent Plc	13	132
JPMorgan Chase & Co.	33	1,146
Lehman Brothers Holdings Inc. (b)	11	216
Lloyds TSB Group Plc	25	156
Macquarie Group Ltd. (b)	5	219
Millea Holdings Inc.	16	624
Mitsubishi UFJ Financial Group Inc.	22	196
Mizuho Financial Group Inc.	-	542
MSCI Inc. (c)	15	533
Nomura Holdings Inc.	105	1,550
Onex Corp.	4	121

ORIX Corp.	12	1,659
Power Corp. of Canada	7	199
Progressive Corp.	39	721
QBE Insurance Group Ltd.	6	135
Royal Bank of Canada	5	220
Royal Bank of Scotland Group Plc	88	375
Sberbank - GDR (c)	1	293
SLM Corp. (c)	22	420
SP Setia Berhad	154	138
Standard Chartered Plc	8	212
Sumitomo Mitsui Financial Group Inc.	-	549
Swire Pacific Ltd.	1	10
Swiss Reinsurance	14	916
UBS AG (c)	17	347
Wachovia Corp. (b)	49	764
Washington Mutual Inc. (b)	6	30
Wells Fargo & Co.	54	1,292
		29,401
HEALTH CARE - 4.9%
Abbott Laboratories	25	1,330
Allergan Inc.	4	202
Baxter International Inc.	25	1,592
Bayer AG	7	606
Cerner Corp. (b) (c)	9	416
Forest Laboratories Inc. (c)	13	441
Genentech Inc. (c)	25	1,875
ImClone Systems Inc. (b) (c)	22	870
Nobel Biocare Holding AG	6	183
Novartis AG	12	665
Novo-Nordisk A/S - Class B	5	342
Roche Holding AG	10	1,807
Sanofi-Aventis (b)	7	432
Sepracor Inc. (b) (c)	12	241
Smith & Nephew Plc	22	237
Teva Pharmaceutical Industries Ltd. - ADR	6	293
UnitedHealth Group Inc.	16	420
		11,952
INDUSTRIALS - 4.9%
A P Moller - Maersk A/S	-	183
Adecco SA	4	193
BAE Systems Plc	68	593
Boeing Co.	6	368
Bouygues (b)	24	1,575
China Railway Construction Corp. (c)	168	237
Chiyoda Corp. (b)	17	185
Danaher Corp.	5	371
Deutsche Post AG	6	154
Fanuc Ltd.	7	723
FedEx Corp.	3	260
Fluor Corp.	7	1,377

General Electric Co.	10	270
Illinois Tool Works Inc. (b)	9	437
KOC Holding AS (c)	90	245
Mitsubishi Corp.	8	260
Mitsui & Co. Ltd.	18	398
Orascom Construction Industries - GDR (e) (t)	4	582
Ryanair Holdings Plc - ADR (b) (c)	7	189
Schneider Electric SA (virt-x) (b)	1	154
SMC Corp.	3	372
Sumitomo Corp.	17	223
SunPower Corp. (b) (c)	2	137
Suzlon Energy Ltd. (c)	50	250
Tata Motors Ltd.	13	127
Toll Holdings Ltd. (b)	22	128
Tyco International Ltd.	5	184
United Parcel Service Inc. - Class B	2	117
Vallourec	1	287
Wienerberger AG (b)	5	197
Wolseley Plc	19	143
Yamato Transport Co. Ltd.	71	991
		11,910
INFORMATION TECHNOLOGY - 9.2%
Adobe Systems Inc. (c)	19	729
Advanced Micro Devices Inc. (b) (c)	36	211
Advantest Corp.	10	206
Agilent Technologies Inc. (c)	7	256
Altera Corp.	7	151
Apple Inc. (c)	4	670
ARM Holdings Plc (b)	104	176
Canon Inc.	18	910
Ciena Corp. (b) (c)	18	422
Cisco Systems Inc. (c)	55	1,272
Citizen Watch Co. Ltd. (b)	42	321
Corning Inc.	11	251
Elpida Memory Inc. (b) (c)	8	266
Flextronics International Ltd. (c)	12	108
FUJIFILM Holdings Corp.	10	354
Genpact Ltd. (c)	17	257
Giant Interactive Group Inc. (c)	12	142
Google Inc. - Class A (c)	4	2,316
High Tech Computer Corp. - GDR	3	252
HON HAI Precision Industry Co. Ltd. - GDR	13	129
HON HAI Precision Industry Co. Ltd. - GDR (b)	10	98
Hoya Corp.	19	435
Intel Corp.	22	470
Jabil Circuit Inc.	9	151
KLA-Tencor Corp.	5	195
Micron Technology Inc. (c)	36	214
Microsoft Corp.	28	779
Murata Manufacturing Co. Ltd.	7	306

Nintendo Co. Ltd.	4	2,482
Nokia Oyj	6	144
Oracle Corp. Japan (b)	6	224
Paychex Inc.	13	404
Polycom Inc. (c)	8	195
QUALCOMM Inc.	21	927
Research In Motion Ltd. (c)	2	176
Samsung Electronics Co. Ltd.	-	293
Samsung Electronics Co. Ltd. - GDR	3	818
SAP AG	5	267
Seagate Technology Inc.	26	494
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (c)	79	861
Telefonaktiebolaget LM Ericsson - Class B	91	946
Telefonaktiebolaget LM Ericsson - ADR (b)	2	23
Tokyo Electron Ltd.	8	461
Toshiba Corp.	73	538
Trend Micro Inc.	18	593
Yahoo! Inc. (c)	32	651
		22,544
MATERIALS - 8.2%
Allegheny Technologies Inc. (b)	20	1,162
Ambuja Cements Ltd. - GDR (b)	52	95
Amcor Ltd.	70	337
Barrick Gold Corp.	34	1,547
BHP Billiton Plc	14	525
Cemex SA de CV - ADR (b) (c)	10	235
Cleveland-Cliffs Inc.	15	1,740
CRH Plc	23	680
Freeport-McMoRan Copper & Gold Inc. (b)	7	785
Givaudan SA	1	925
Holcim Ltd.	15	1,183
Inmet Mining Corp.	3	213
Lafarge SA (b)	2	259
Monsanto Co.	5	569
New World Resources NV (c)	1	43
Potash Corp.	26	5,916
Praxair Inc.	6	565
Rhodia SA	25	452
Rio Tinto Plc	13	1,517
Severstal OAO - GDR (b)	15	376
Sumitomo Chemical Co. Ltd.	36	228
Symrise AG	18	387
Uralkali –GDR (b)	4	253
		19,992
TELECOMMUNICATION SERVICES - 4.3%
America Movil SA de CV - Class L - ADR	10	543
American Tower Corp. (c)	7	313
AT&T Inc.	33	1,125
Bharti Airtel Ltd. (c)	12	206
Level 3 Communications Inc. (b) (c)	215	634

Mobile Telesystems - ADR		1	107
MTN Group Ltd.		9	149
Orascom Telecom Holding SAE - GDR		3	211
Royal KPN NV		14	241
Singapore Telecommunications Ltd.		104	277
SoftBank Corp. (b)		96	1,622
Swisscom AG		1	400
Taiwan Mobile Co. Ltd.		150	279
Telefonos de Mexico SAB de CV - ADR (b)		20	466
Telekom Austria AG		15	323
Telekomunikasi Indonesia Tbk PT		431	341
Telenor ASA		52	984
Telmex Internacional SAB de CV (b) (c)		39	633
Telmex Internacional SAB de CV (c)		164	133
TIM Participacoes SA		130	368
tw telecom inc. (b) (c)		55	875
Vodafone Group Plc		109	321
			10,551
UTILITIES - 0.8%
Companhia Energetica de Minas Gerais		11	277
Enersis SA - ADR (b)		24	375
Scottish & Southern Energy Plc		13	359
Veolia Environnement		16	920
			1,931

Total Common Stocks (cost $163,932)			155,574

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
UniCredito Italiano Capital Trust,
4.03% (callable at 100 beginning 10/27/15) (p)	EUR	100	123
Washington Mutual Inc., Convertible Preferred,
7.75%, Series R, 12/31/49 (p)		-	235
			358
INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)		1	-

Total Preferred Stocks (cost $531)			358

RIGHTS - 0.0%
HBOS Plc		10	2

Total Rights (cost $0)			2

WARRANTS - 0.0%
ASAT Holdings Ltd. 07/24/11 (f)		-	-

Total Warrants (cost $0)			-

CORPORATE BONDS AND NOTES - 4.8%
CONSUMER DISCRETIONARY - 0.3%
Charter Communications Operating LLC,
8.38%, 04/30/14 (e) (t)		200	190
Daimler North America Corp., 4.25%, 10/04/11	EUR	200	300
Michaels Stores Inc., 10.00%, 11/01/14 (b)		125	108
Time Warner Inc., 5.88%, 11/15/16		250	236
Univision Communications Inc.,
9.75%, 03/15/15 (b) (e) (t)		200	147
			981
CONSUMER STAPLES - 0.1%
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18		200	188

ENERGY - 0.4%
Evergreen Energy Inc., 8.00%, 08/01/12 (e) (t)		60	34
Gaz Capital SA
6.21%, 11/22/16		300	278
6.51%, 03/07/22 (e) (t)		400	359
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14		250	235
			906
FINANCIALS - 2.3%
Bank of America NA, 5.30%, 03/15/17		250	229
Bank of Scotland Plc, 4.38%, 07/13/16	EUR	250	361
Barclays Bank Plc,
4.75% (callable at 100 beginning 03/15/20) (p)	EUR	100	103
DBS Bank Ltd. Singapore, 7.88%, 04/15/10 (e) (t)		150	158
Eurohypo AG, 4.50%, 01/21/13	EUR	100	153
Ford Motor Credit Co., 8.63%, 11/01/10		100	85
General Motors Acceptance Corp., 5.85%, 01/14/09		150	142
iStar Financial Inc., 6.05%, 04/15/15		350	280
Lehman Brothers Holdings Inc., 5.75%, 01/03/17		170	150
Liberty Mutual Group Inc., 7.50%, 08/15/36 (e) (t)		250	219
Merrill Lynch & Co. Inc., 4.63%, 09/14/18	EUR	250	288
Nielsen Finance LLC, 10.00%, 08/01/14		100	101
Rodamco Europe Finance BV, 3.75%, 12/12/12	EUR	200	278
Santander Perpetual SA Unipersonal,
6.67% (callable at 100 beginning 10/24/17) (e) (p) (t)		400	386
Schwab Capital Trust I, 7.50%, 11/15/37 (c)		300	272
Stadshypotek AB, 6.00%, 12/16/09	SEK	3,000	501
Standard Chartered Bank, 6.40%, 09/26/17 (e) (t)		300	296
Sumitomo Mitsui Banking Corp., 4.38%, 10/27/14	EUR	200	304
Telecom Italia Finance SA
7.25%, 04/24/12	EUR	150	242
7.75%, 01/24/33	EUR	150	237
UniCredito Luxemburg Finance, 6.00%, 10/31/17 (e) (t)		150	144
Wachovia Corp., 5.75%, 02/01/18		200	182
Wells Fargo Bank, 4.75%, 02/09/15		250	238
Westfield Financial Inc., 5.50%, 06/27/17	GBP	150	242
			5,591
HEALTH CARE - 0.4%

AstraZeneca Plc, 5.90%, 09/15/17		250	256
Bayer AG, 5.00%, 07/29/2105	EUR	200	267
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18		200	200
Schering-Plough Corp., 5.38%, 10/01/14	EUR	250	362
			1,085
INDUSTRIALS - 0.1%
General Electric Co., 5.00%, 02/01/13		200	201

INFORMATION TECHNOLOGY - 0.1%
NXP BV, 7.88%, 10/15/14		200	184

TELECOMMUNICATION SERVICES - 0.7%
AT&T Wireless Services Inc., 8.13%, 05/01/12		250	274
British Telecommunications Plc, 8.63%, 03/26/20	GBP	100	216
France Telecom SA
7.75%, 03/01/11	GBP	150	159
7.50%, 03/14/11		150	304
Royal KPN NV, 4.75%, 01/17/17	EUR	200	278
Vodafone Group Plc, 4.75%, 06/14/16	EUR	350	504
			1,735
UTILITIES - 0.4%
Abu Dhabi National Energy Co., 6.17%, 10/25/17		300	295
AES Panama SA, 6.35%, 12/12/16 (e) (t)		300	294
Edison Mission Energy, 7.50%, 06/15/13		100	99
Veolia Environnement, 5.25%, 06/03/13		325	323
			1,011

Total Corporate Bonds and Notes (cost $12,331)			11,882

GOVERNMENT AND AGENCY OBLIGATIONS - 27.3%
GOVERNMENT SECURITIES - 25.1%
Sovereign - 17.4%
Brazil Notas do Tesouro Nacional Series B,
6.00%, 05/15/45	BRL	120	119
Brazilian Government International Bond,
8.00%, 01/15/18		300	333
Bundesrepublik Deutschland
4.00%, 01/04/18	EUR	3,600	5,435
4.50%, 07/04/09	EUR	800	1,257
Canadian Government Bond, 4.50%, 06/01/15	CAD	600	621
Colombia Government International Bond
12.00%, 10/22/15	COP	186,000	94
7.38%, 09/18/37		200	214
France Government Bond
5.00%, 10/25/11	EUR	1,075	1,703
4.75%, 04/25/35	EUR	900	1,362
Gabonese Republic, 8.20%, 12/12/17		200	208
Germany Sovereign Bond, 3.25%, 07/04/15	EUR	1,025	1,480
Indonesia Government International Bond,
8.50%, 10/12/35		100	105

Israel Government Bond, 6.50%, 01/31/16	ILS	2,500	788
Japan Government Bond
0.90%, 12/22/08	JPY	165,000	1,554
1.50%, 09/20/14	JPY	290,000	2,770
2.30%, 12/20/35	JPY	50,000	460
Malaysia Government Bond
3.87%, 04/13/10	MYR	225	70
3.77%, 04/28/11	MYR	1,500	454
3.83%, 09/28/11	MYR	175	53
3.72%, 06/15/12	MYR	2,500	750
Mexican Bonos
9.00%, 12/24/09	MXP	1,000	98
10.00%, 12/05/24	MXP	11,000	1,128
Mexico Government International Bond,
5.63%, 01/15/17 (b)		366	370
Netherlands Government Bond, 3.25%, 07/15/15	EUR	1,050	1,505
Norway Government Bond, 6.50%, 05/15/13	NOK	1,250	257
Poland Government Bond
5.75%, 03/24/10	PLN	400	184
6.00%, 11/24/10	PLN	3,500	1,609
Queensland Treasury Corp., 6.00%, 10/14/15	AUD	1750	1,580
Republic of Deutschland
5.25%, 01/04/11	EUR	500	798
3.75%, 07/04/13	EUR	2,250	3,403
4.25%, 07/04/14	EUR	1,200	1,850
Russia Government International Bond, 7.50%, 03/31/30		419	470
Singapore Government Bond
3.13%, 02/01/11	SGD	2,000	1,525
3.75%, 09/01/16	SGD	1,000	756
Spanish Government Bond, 4.40%, 01/31/15	EUR	900	1,381
Sweden Government Bond
5.00%, 01/28/09	SEK	8,350	1,390
6.75%, 05/05/14	SEK	2,550	468
United Kingdom Treasury Bond
4.00%, 09/07/16	GBP	1,125	2,075
8.75%, 08/25/17	GBP	300	745
8.00%, 06/07/21	GBP	200	501
4.25%, 06/07/32	GBP	300	544
			42,467
U.S. Treasury Securities - 7.7%
U.S. Treasury Bond
7.50%, 11/15/16 (b)		5,500	6,870
4.50%, 02/15/36 (b)		750	745
U.S. Treasury Note
4.50%, 02/28/11 (b)		2,000	2,085
3.88%, 02/15/13 (b)		600	615
4.25%, 08/15/13 (b)		2,100	2,191
4.25%, 11/15/13 (b)		6,050	6,314
			18,820
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.2%

Federal National Mortgage Association - 2.2%
Federal National Mortgage Association
5.50%, 03/01/37	1,349	1,331
6.00%, 10/01/37	2,739	2,766
6.50%, 11/01/37	1,363	1,405
		5,502

Total Government and Agency Obligations (cost $66,562)		66,789

SHORT TERM INVESTMENTS - 17.2%
Mutual Funds - 2.8%
JNL Money Market Fund, 2.37% (a) (h)	6,734	6,734

Securities Lending Collateral - 14.4%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	35,681	35,370

Total Short Term Investments (cost $42,415)		42,104

Total Investments - 112.9% (cost $285,771)		276,709
Other Assets and Liabilities, Net - (12.9%)		-31,640
Total Net Assets - 100%		$245,069

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 9.2%
Accor SA (b)	19	$1,256
Billabong International Ltd. (b)	108	1,121
Compagnie Financiere Richemont AG	31	1,737
Honda Motor Co. Ltd.	132	4,481
Las Vegas Sands Corp. (b) (c)	29	1,390
Marks & Spencer Group Plc	337	2,191
Target Corp.	46	2,148
Time Warner Inc.	158	2,337
Walt Disney Co.	70	2,196
Yamada Denki Co. Ltd.	45	3,182
		22,039
CONSUMER STAPLES - 5.5%
Coca-Cola Amatil Ltd.	175	1,178
Koninklijke Ahold NV	160	2,141
L’Oreal SA (b)	32	3,417
SABMiller Plc	177	4,035
Unilever Plc	89	2,531
		13,302
ENERGY - 15.0%
Baker Hughes Inc.	32	2,751
Banpu Public Co. Ltd.	200	3,152
BJ Services Co.	57	1,815
Canadian Natural Resources Ltd.	20	1,958

ConocoPhillips	31	2,898
Gazprom OAO - ADR	62	3,587
OAO Gazprom - ADR	18	1,028
Oil Search Ltd.	371	2,416
Royal Dutch Shell Plc - Class A (b)	104	4,271
Schlumberger Ltd.	52	5,629
Tenaris SA - ADR	41	3,040
Total SA (b)	47	3,958
		36,503
FINANCIALS - 17.6%
Allianz AG	8	1,443
American International Group Inc.	61	1,607
BNP Paribas (b)	36	3,241
Capital One Financial Corp. (b)	46	1,729
China Construction Bank Corp.	2,345	1,889
China Overseas Land & Investment Ltd.	1,228	1,940
Goldman Sachs Group Inc.	27	4,757
Industrial & Commercial Bank of China	2,793	1,909
ING Groep NV	43	1,366
JPMorgan Chase & Co.	71	2,426
Lehman Brothers Holdings Inc. (b)	93	1,832
Nomura Holdings Inc.	180	2,666
ORIX Corp.	28	4,014
Royal Bank of Scotland Group Plc	876	3,730
SLM Corp. (c)	142	2,738
UBS AG (c)	116	2,424
Wachovia Corp. (b)	78	1,208
Wells Fargo & Co.	75	1,788
		42,707
HEALTH CARE - 9.9%
Abbott Laboratories	87	4,608
Allergan Inc.	53	2,738
Baxter International Inc.	28	1,790
Bayer AG	30	2,516
Genentech Inc. (c)	65	4,926
ImClone Systems Inc. (c)	21	867
Roche Holding AG	32	5,727
Sepracor Inc. (b) (c)	48	950
		24,122
INDUSTRIALS - 9.7%
BAE Systems Plc	458	4,016
Boeing Co.	11	730
Chiyoda Corp. (b)	203	2,206
Danaher Corp.	28	2,164
FedEx Corp.	34	2,655
Fluor Corp.	14	2,605
Illinois Tool Works Inc. (b)	53	2,499
Mitsui & Co. Ltd.	88	1,943
Ryanair Holdings Plc - ADR (b) (c)	64	1,829
United Technologies Corp.	38	2,338

Wienerberger AG	13	524
		23,509
INFORMATION TECHNOLOGY - 11.8%
Cisco Systems Inc. (c)	69	1,614
FUJIFILM Holdings Corp.	49	1,667
Google Inc. - Class A (c)	6	3,053
High Tech Computer Corp. - GDR (b)	46	4,131
Micron Technology Inc. (b) (c)	371	2,228
Microsoft Corp.	56	1,552
Nintendo Co. Ltd.	7	3,892
QUALCOMM Inc.	87	3,856
SAP AG	30	1,554
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	217	2,372
Telefonaktiebolaget LM Ericsson - Class B	253	2,627
		28,546
MATERIALS - 11.5%
Barrick Gold Corp.	61	2,789
Barrick Gold Corp.	54	2,459
CRH Plc	85	2,459
Freeport-McMoRan Copper & Gold Inc. (b)	22	2,613
Givaudan SA	4	3,304
Holcim Ltd.	22	1,743
Potash Corp.	13	3,086
Praxair Inc.	37	3,525
Rhodia SA	70	1,286
Rio Tinto Plc	39	4,721
		27,985
TELECOMMUNICATION SERVICES - 5.3%
America Movil SA de CV - Class L - ADR	26	1,361
American Tower Corp. (c)	29	1,213
AT&T Inc.	85	2,874
Royal KPN NV	121	2,062
SoftBank Corp. (b)	123	2,068
Telefonos de Mexico SAB de CV - ADR (b)	46	1,077
Telekomunikasi Indonesia Tbk PT	1,955	1,548
Telmex Internacional SAB de CV (b) (c)	46	732
		12,935
UTILITIES - 1.9%
Scottish & Southern Energy Plc	49	1,368
Veolia Environnement	57	3,166
		4,534

Total Common Stocks (cost $249,575)		236,182

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Washington Mutual Inc., Convertible Preferred,
7.75%, Series R, 12/18/12 (p)	3	1,468

Total Preferred Stocks (cost $2,452)		1,468

SHORT TERM INVESTMENTS - 16.5%
Mutual Funds - 2.5%
JNL Money Market Fund, 2.37% (a) (h)	6,126	6,126

Securities Lending Collateral - 14.0%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	34,302	34,003

Total Short Term Investments (cost $40,428)		40,129

Total Investments - 114.5% (cost $292,455)		277,779
Other Assets and Liabilities, Net - (14.5%)		-35,109
Total Net Assets - 100%		$242,670

JNL/Capital Guardian International Small Cap Fund * (v)
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 17.4%
ABC-Mart Inc.	25	$650
Dufry South America Ltd.	34	717
ElringKlinger AG	8	781
Exedy Corp. (b)	30	779
Hankook Tire Co. Ltd.	40	559
JB Hi-Fi Ltd.	74	740
Proto Corp.	25	593
Xebio Co.. Ltd. (b)	42	917
Zenrin Co. Ltd. (b)	36	593
Other Securities		5,555
		11,884
CONSUMER STAPLES - 7.4%
Clarins SA (f)	9	763
Cloetta Fazer AB	12	489
Davide Campari-Milano SpA	125	1,043
Drogasil SA	50	466
Sundrug Co. Ltd. (b)	29	580
Tassal Group Ltd. (b)	239	597
Other Securities		1,115
		5,053
ENERGY - 6.6%
Afren Plc (c)	254	854
Dockwise Ltd. (c)	200	745
Flex LNG Ltd. (c)	39	484
Premier Oil Plc (c)	18	576
UEX Corp. (c)	215	938
Other Securities		947
		4,544
FINANCIALS - 8.5%
Korean Reinsurance Co.	56	650

Sparebanken Midt-Norge (b)	44	432
Sparebanken Nord-Norge	21	346
Other Securities		4,395
		5,823
HEALTH CARE - 8.7%
Genmab A/S (b) (c)	18	670
MANI Inc. (b)	19	1,195
Nakanishi Inc.	15	1,616
Omega Pharma SA	19	784
Pharmstandard OJSC - GDR (c)	19	515
Sysmex Corp. (b)	15	602
Other Securities		592
		5,974
INDUSTRIALS - 15.3%
Brunel International NV	30	664
Chiyoda Corp. (b)	52	565
Kokusai Co. Ltd.	39	425
MISUMI Group Inc.	33	608
Miura Co. Ltd.	23	545
Pfleiderer AG (b)	35	474
Seek Ltd. (b)	293	1,403
Telegate AG	26	462
Tocalo Co. Ltd.	40	631
Other Securities		4,652
		10,429
INFORMATION TECHNOLOGY - 11.0%
Icom Inc. (b)	24	592
Kontron AG	39	535
Micronics Japan Co. Ltd.	20	721
SMA Solar Technology SA (c)	7	623
Temenos Group AG (c)	16	481
Other Securities		4,562
		7,514
MATERIALS - 17.6%
Aricom Plc (c) (e) (t)	1,503	2,418
Gunns Ltd. (b)	437	998
Katanga Mining Ltd. (c)	46	591
Labrador Iron Mines Holdings Ltd. (c)	22	83
Labrador Iron Ore Royalty Trust	20	1,065
Petaquilla Copper Ltd. (b) (c)	573	590
Platmin Ltd. (c)	80	558
Red Back Mining Inc. (c)	64	541
Resin Systems Inc. (c)	551	552
Other Securities		4,675
		12,070
UTILITIES - 0.5%
Other Securities		345

Total Common Stocks (cost $75,640)		63,636

RIGHTS - 0.0%
Other Securities		2

Total Rights (cost $0)		2

WARRANTS - 0.1%
Aricom Plc, Strike 0.80, 05/06/10	153	75
Petaquilla Coppert Ltd. (f)	182	13

Total Warrants (cost $70)		88

SHORT TERM INVESTMENTS - 21.2%
Mutual Funds - 7.2%
JNL Money Market Fund, 2.37% (a) (h)	4,929	4,929

Securities Lending Collateral - 14.0%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	9,639	9,555

Total Short Term Investments (cost $14,568)		14,485

Total Investments - 114.3% (cost $90,278)		78,211
Other Assets and Liabilities, Net - (14.3%)		-9,779
Total Net Assets - 100%		$68,432

JNL/Capital Guardian U.S. Growth Equity Fund
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 12.4%
Best Buy Co. Inc. (b)	67	$2,645
Coach Inc. (c)	13	379
Gannett Co. Inc. (b)	56	1,211
Home Depot Inc.	17	393
Jarden Corp. (b) (c)	84	1,529
Las Vegas Sands Corp. (b) (c)	113	5,346
Lowe’s Cos. Inc.	113	2,341
Omnicom Group Inc.	21	951
Target Corp.	181	8,419
Time Warner Cable Inc. - Class A (b) (c)	121	3,204
Time Warner Inc.	182	2,700
Urban Outfitters Inc. (b) (c)	88	2,745
Walt Disney Co.	36	1,117
Wynn Resorts Ltd. (b)	10	781
		33,761
CONSUMER STAPLES - 7.0%
Avon Products Inc.	39	1,394
Bare Escentuals Inc. (b) (c)	122	2,285
Coca-Cola Co.	22	1,149
Energizer Holdings Inc. (b) (c)	70	5,131
Estee Lauder Cos. Inc. (b)	22	999

PepsiCo Inc.	113	7,179
Walgreen Co.	29	952
		19,089
ENERGY - 6.1%
Baker Hughes Inc.	32	2,751
EOG Resources Inc.	9	1,129
Marathon Oil Corp.	26	1,343
Schlumberger Ltd.	54	5,823
Weatherford International Ltd. (c)	115	5,703
		16,749
FINANCIALS - 7.4%
AFLAC Inc.	33	2,041
American International Group Inc.	114	3,024
Fannie Mae	27	519
Goldman Sachs Group Inc.	29	5,142
Hudson City Bancorp Inc. (b)	67	1,113
JPMorgan Chase & Co.	83	2,834
Lehman Brothers Holdings Inc. (b)	26	506
Progressive Corp. (b)	38	711
SLM Corp. (c)	91	1,769
Wachovia Corp. (b)	58	905
Wells Fargo & Co.	73	1,736
		20,300
HEALTH CARE - 18.2%
Aetna Inc.	32	1,297
Allergan Inc. (b)	82	4,273
Amylin Pharmaceuticals Inc. (b) (c)	13	340
AstraZeneca Plc - ADR	14	583
Baxter International Inc.	81	5,192
Celgene Corp. (c)	12	786
Cerner Corp. (b) (c)	106	4,785
DaVita Inc. (c)	19	1,004
Forest Laboratories Inc. (c)	41	1,428
Genentech Inc. (c)	142	10,778
Gilead Sciences Inc. (c)	28	1,467
Health Net Inc. (c)	31	753
ImClone Systems Inc. (b) (c)	123	4,960
Medtronic Inc.	124	6,438
Sepracor Inc. (b) (c)	123	2,444
Teva Pharmaceutical Industries Ltd. - ADR	46	2,102
UnitedHealth Group Inc.	45	1,181
		49,811
INDUSTRIALS - 10.5%
Boeing Co.	14	887
Danaher Corp. (b)	56	4,337
FedEx Corp. (b)	22	1,765
Fluor Corp.	20	3,796
General Electric Co.	128	3,416
Illinois Tool Works Inc.	108	5,122
Monster Worldwide Inc. (b) (c)	59	1,210

Southwest Airlines Co. (b)	204	2,665
SunPower Corp. (b) (c)	11	756
United Parcel Service Inc. - Class B (b)	62	3,780
United Technologies Corp.	17	1,018
		28,752
INFORMATION TECHNOLOGY - 30.3%
Adobe Systems Inc. (b) (c)	68	2,682
Affiliated Computer Services Inc. - Class A (c)	34	1,829
Agilent Technologies Inc. (c)	80	2,833
Altera Corp.	137	2,834
Apple Inc. (c)	28	4,755
Brocade Communications Systems Inc. (c)	534	4,403
Ciena Corp. (b) (c)	47	1,094
Cisco Systems Inc. (c)	225	5,238
Cognizant Technology Solutions Corp. (b) (c)	53	1,726
Corning Inc.	50	1,157
Dell Inc. (c)	27	587
eBay Inc. (c)	68	1,850
Flextronics International Ltd. (c)	64	600
Google Inc. - Class A (c)	25	13,371
Jabil Circuit Inc.	228	3,733
KLA-Tencor Corp. (b)	64	2,601
Microsoft Corp.	182	4,996
Oracle Corp. (c)	60	1,268
Paychex Inc. (b)	147	4,604
Polycom Inc. (b) (c)	79	1,917
QUALCOMM Inc.	153	6,784
SanDisk Corp. (b) (c)	22	418
SAP AG - ADR	20	1,042
VeriFone Holdings Inc. (b) (c)	298	3,565
Xilinx Inc. (b)	19	488
Yahoo! Inc. (c)	299	6,171
		82,546
MATERIALS - 2.6%
Allegheny Technologies Inc. (b)	39	2,330
Celanese Corp. - Class A	16	717
Cleveland-Cliffs Inc.	27	3,230
Monsanto Co.	7	872
		7,149
TELECOMMUNICATION SERVICES - 2.1%
American Tower Corp. (c)	38	1,592
Level 3 Communications Inc. (b) (c)	685	2,021
tw telecom inc. (c)	127	2,033
		5,646
UTILITIES - 0.4%
Allegheny Energy Inc.	19	967

Total Common Stocks (cost $293,661)		264,770

PREFERRED STOCKS - 0.3%

FINANCIALS - 0.3%
Sallie Mae Corp. Convertible Preferred, 7.25%, 12/15/10	1	628
Washington Mutual Inc., Convertible Preferred,
7.75%, Series R, 12//18/12 (p)	-	176

Total Preferred Stocks (cost $937)		804

SHORT TERM INVESTMENTS - 27.6%
Mutual Funds - 3.1%
JNL Money Market Fund, 2.37% (a) (h)	8,343	8,343

Securities Lending Collateral - 24.5%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	67,529	66,941

Total Short Term Investments (cost $75,872)		75,284

Total Investments - 124.9% (cost $370,470)		340,858
Other Assets and Liabilities, Net - (24.9%)		-67,916
Total Net Assets - 100%		$272,942

JNL/Credit Suisse Global Natural Resources Fund
COMMON STOCKS - 95.5%
ENERGY - 27.2%
Acergy SA (b)	145	$3,231
Aker Kvaerner ASA	140	3,299
BG Group Plc	210	5,457
C.A.T. Oil AG (b) (c)	86	1,218
Cameco Corp.	100	4,295
Cameron International Corp. (c)	92	5,092
Canadian Natural Resources Ltd.	16	1,582
Canoro Resources Ltd. (c)	82	113
Devon Energy Corp.	12	1,442
DNO International ASA (b) (c)	800	1,666
ENI SpA	205	7,616
Exxon Mobil Corp.	140	12,338
Hess Corp.	34	4,290
KazMunaiGas Exploration Production	155	4,829
Nexen Inc.	134	5,343
OAO Gazprom - ADR	155	8,954
Occidental Petroleum Corp.	46	4,134
OPTI Canada Inc. (c)	170	3,851
Petroleo Brasileiro SA - ADR	150	10,625
Prosafe Production Public Ltd. (c)	125	721
ProSafe SE (b) (c)	125	1,233
Rosneft Oil Co. – GDR (c)	230	2,653
Royal Dutch Shell Plc - Class B	300	12,013
Saipem SpA	110	5,141
SBM Offshore NV	120	4,415

Schlumberger Ltd.	25	2,686
Sevan Marine ASA (b) (c)	536	6,667
Suncor Energy Inc.	80	4,645
Total SA	135	11,491
Urals Energy Public Co. Ltd. (c)	26	89
		141,129
HEALTH CARE - 2.9%
Bayer AG	175	14,724

MATERIALS - 65.4%
Air Products & Chemicals Inc.	52	5,141
Alcoa Inc.	250	8,905
Alumina Ltd.	1,350	6,134
Anglo American Plc	395	27,742
ArcelorMittal	285	28,008
ArcelorMittal South Africa Ltd.	200	5,673
Barrick Gold Corp.	325	14,788
BHP Billiton Plc	1,350	51,772
Companhia Vale do Rio Doce - ADR	143	5,122
Evraz Group SA - GDR	45	5,233
Freeport-McMoRan Copper & Gold Inc. (b)	145	16,993
Goldcorp Inc.	400	18,441
Impala Platinum Holdings Ltd.	200	7,860
International Paper Co.	610	14,213
JFE Holdings Inc.	84	4,232
Johnson Matthey Plc	91	3,328
Kinross Gold Corp.	260	6,145
Linde AG	60	8,428
Lonmin Plc	80	5,044
Mondi Plc	1,000	5,869
Nippon Steel Corp.	1,471	7,964
Praxair Inc.	55	5,183
Rio Tinto Plc	270	32,515
Smurfit Kappa Group Plc	160	1,318
Stora Enso Oyj - Class R	350	3,261
Straits Resources Ltd.	600	3,934
Svenska Cellulosa AB	340	4,784
Symrise AG	310	6,734
TEAL Exploration & Mining Inc. (c)	130	460
Umicore	160	7,869
UPM-Kymmene Oyj	265	4,318
Xstrata Plc	120	9,559
Yamana Gold Inc.	130	2,163
		339,133

Total Common Stocks (cost $455,904)		494,986

SHORT TERM INVESTMENTS - 10.4%
Mutual Funds - 5.0%
JNL Money Market Fund, 2.37% (a) (h)	25,546	25,546

Securities Lending Collateral - 5.4%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	28,444	28,196

Total Short Term Investments (cost $53,990)		53,742

Total Investments - 105.9% (cost $509,894)		548,728
Other Assets and Liabilities, Net - (5.9%)		-30,374
Total Net Assets - 100%		$518,354

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 105.6%
CONSUMER DISCRETIONARY - 9.8%
Abercrombie & Fitch Co. - Class A	2	$119
Autoliv Inc.	3	121
Best Buy Co. Inc.	2	95
Big Lots Inc. (c)	5	169
Black & Decker Corp.	2	86
Clear Channel Communications Inc.	3	97
Dillard’s Inc. - Class A	-	3
DirecTV Group Inc. (c) (n)	13	332
Dollar Tree Inc. (c)	3	88
Expedia Inc. (c)	6	105
Family Dollar Stores Inc.	1	22
GameStop Corp. - Class A (c)	3	105
General Motors Corp.	4	43
Hasbro Inc.	4	150
Home Depot Inc.	3	80
InterActiveCorp (c)	8	156
International Game Technology	-	1
Interpublic Group of Cos. Inc. (c)	1	10
Johnson Controls Inc.	9	258
Jones Apparel Group Inc.	-	4
Kohl’s Corp. (c)	1	48
Lennar Corp.	10	127
Limited Brands Inc.	-	3
Lowe’s Cos. Inc.	9	195
Mattel Inc.	-	5
McDonald’s Corp.	8	439
New York Times Co. - Class A	1	12
News Corp. Inc. - Class A	20	299
Nike Inc. - Class B	11	656
Omnicom Group Inc.	5	215
RadioShack Corp.	12	145
Ross Stores Inc.	1	18
Sears Holdings Corp. (c)	-	29
Sherwin-Williams Co.	2	92
Staples Inc.	6	140
Starwood Hotels & Resorts Worldwide Inc.	3	120
Time Warner Inc.	23	343
TJX Cos. Inc.	7	220
Tupperware Brands Corp.	9	294
Walt Disney Co. (n)	36	1,126
Yum! Brands Inc.	2	75
		6,645
CONSUMER STAPLES - 13.8%
Altria Group Inc. (n)	7	152
Avon Products Inc.	4	151
Coca-Cola Co. (n)	33	1,705
Coca-Cola Enterprises Inc.	5	81
Colgate-Palmolive Co. (n)	5	352
Costco Wholesale Corp.	1	56
General Mills Inc.	3	170

Kellogg Co.	2	96
Kraft Foods Inc. - Class A	17	469
Kroger Co.	4	104
Lorillard Inc. (c)	1	48
Molson Coors Brewing Co.	3	136
Pepsi Bottling Group Inc.	4	123
PepsiCo Inc.	16	1,011
Philip Morris International Inc. (n)	11	563
Procter & Gamble Co. (n)	17	1,040
Safeway Inc.	3	83
Sara Lee Corp.	10	124
SYSCO Corp.	28	757
UST Inc.	-	2
Wal-Mart Stores Inc.	38	2,113
Whole Foods Market Inc.	1	19
WM Wrigley Jr. Co.	-	15
		9,370
ENERGY - 17.9%
Alpha Natural Resources Inc. (c)	2	229
Anadarko Petroleum Corp.	1	96
Apache Corp.	2	222
Atwood Oceanics Inc. (c)	1	162
Baker Hughes Inc.	2	210
Chevron Corp. (n)	27	2,696
Cimarex Energy Co.	-	28
ConocoPhillips (n)	9	887
Consol Energy Inc.	-	1
Continental Resources Inc. (c)	-	7
Devon Energy Corp.	1	120
ENSCO International Inc.	1	113
Exxon Mobil Corp. (n)	29	2,512
FMC Technologies Inc. (c)	2	115
Halliburton Co.	21	1,114
Helmerich & Payne Inc.	5	331
Hess Corp.	1	101
Marathon Oil Corp.	4	187
Massey Energy Co.	2	141
National Oilwell Varco Inc. (c)	3	222
Noble Corp.	3	182
Occidental Petroleum Corp. (n)	9	809
Patterson-UTI Energy Inc.	2	68
Peabody Energy Corp.	1	106
Pride International Inc. (c)	2	99
Schlumberger Ltd.	10	1,021
Stone Energy Corp. (c)	2	145
Tesoro Corp.	1	16
Transocean Inc. (c)	2	244
		12,184
FINANCIALS - 15.2%
ACE Ltd.	9	485
AFLAC Inc.	16	973
AMBAC Financial Group Inc.	1	1

American Capital Strategies Ltd. (c)	1	29
American Express Co.	3	98
American International Group Inc.	1	21
Ameriprise Financial Inc.	2	85
Apartment Investment & Management Co.	1	17
Assurant Inc.	-	20
AvalonBay Communities Inc.	-	36
Bank of America Corp.	4	93
Bank of New York Mellon Corp.	22	840
BlackRock Inc.	1	195
Boston Properties Inc.	1	45
Charles Schwab Corp.	26	536
Chubb Corp.	9	458
Countrywide Financial Corp.	3	14
Developers Diversified Realty Corp.	1	24
Discover Financial Services	2	20
E*Trade Financial Corp. (c)	3	9
Equity Residential	1	42
Federated Investors Inc. - Class B	5	186
Fifth Third Bancorp	2	15
Franklin Resources Inc.	5	477
General Growth Properties Inc.	2	56
Goldman Sachs Group Inc.	1	105
HCP Inc.	1	22
Host Hotels & Resorts Inc.	2	22
Hudson City Bancorp Inc.	27	452
Huntington Bancshares Inc.	2	12
JPMorgan Chase & Co.	2	72
Kimco Realty Corp.	1	24
Leucadia National Corp.	3	152
Lincoln National Corp.	3	122
Loews Corp. (n)	2	103
M&T Bank Corp.	2	120
Marshall & Ilsley Corp.	1	22
MBIA Inc.	1	6
MetLife Inc.	12	655
MGIC Investment Corp.	1	5
National City Corp.	5	21
New York Community Bancorp Inc.	7	121
Northern Trust Corp.	5	357
NYMEX Holdings Inc.	-	8
Plum Creek Timber Co. Inc.	1	21
PNC Financial Services Group Inc.	2	137
Prologis	1	60
Prudential Financial Inc.	4	263
Public Storage Inc.	1	57
Simon Property Group Inc.	1	90
StanCorp Financial Group Inc.	2	94
State Street Corp.	6	390
SunTrust Banks Inc.	5	186
T. Rowe Price Group Inc.	13	745
Torchmark Corp.	2	100

Travelers Cos. Inc.	1	56
U.S. Bancorp	15	423
Unum Group	5	98
Vornado Realty Trust	1	44
Wachovia Corp.	4	57
Waddell & Reed Financial Inc. - Class A	5	175
Washington Mutual Inc.	6	32
Wells Fargo & Co.	4	88
WR Berkley Corp.	1	14
XL Capital Ltd. - Class A	-	2
Zions Bancorp	1	25
		10,333
HEALTH CARE - 10.4%
Abbott Laboratories	14	715
Aetna Inc. (n)	10	422
Applera Corp. - Applied Biosystems Group (c)	3	114
Baxter International Inc. (n)	5	288
Becton Dickinson & Co. (n)	2	146
Bristol-Myers Squibb Co.	4	91
Cigna Corp.	9	309
Covance Inc. (c)	2	146
Coventry Health Care Inc. (c)	-	2
Covidien Ltd.	2	96
CR Bard Inc.	3	264
Edwards Lifesciences Corp. (c)	2	130
Eli Lilly & Co.	16	715
Forest Laboratories Inc. (c)	4	142
Genentech Inc. (c)	2	129
Humana Inc. (c)	3	99
Johnson & Johnson (n)	23	1,467
Medtronic Inc.	6	311
Merck & Co. Inc. (n)	10	381
Pfizer Inc. (n)	26	452
Quest Diagnostics Inc.	3	121
Stryker Corp.	4	258
UnitedHealth Group Inc. (n)	2	63
Waters Corp. (c)	2	129
Watson Pharmaceuticals Inc. (c)	4	95
Zimmer Holdings Inc. (c)	-	14
		7,099
INDUSTRIALS - 13.9%
3M Co.	7	487
Alaska Air Group Inc. (c)	-	3
Avis Budget Group Inc (c)	1	10
Boeing Co.	7	467
Caterpillar Inc. (n)	1	66
CSX Corp.	2	100
Cummins Inc. (n)	6	393
Deere & Co.	-	3
Delta Air Lines Inc. (c)	-	1
Dover Corp.	7	319
Eaton Corp.	1	102

Emerson Electric Co.	1	40
FedEx Corp. (n)	1	87
Fluor Corp.	2	409
FTI Consulting Inc. (c)	2	151
Gardner Denver Inc. (c)	1	51
GATX Corp.	2	93
General Electric Co. (n)	27	707
Goodrich Corp.	2	85
Honeywell International Inc.	8	387
Illinois Tool Works Inc.	16	774
Ingersoll-Rand Co. Ltd. - Class A	-	8
Jacobs Engineering Group Inc. (c)	4	299
Kirby Corp. (c)	3	130
Lockheed Martin Corp.	2	148
Manitowoc Co. Inc.	5	146
Masco Corp.	-	4
Monster Worldwide Inc. (c)	6	124
Northrop Grumman Corp.	5	308
Northwest Airlines Corp. (c)	1	7
Orbital Sciences Corp. (c)	2	38
Parker Hannifin Corp.	1	64
Raytheon Co. (n)	7	371
Rockwell Automation Inc.	5	206
Rockwell Collins Inc.	5	235
Ryder System Inc.	-	22
Southwest Airlines Co.	16	205
Steelcase Inc.	9	94
Textron Inc.	2	77
Tyco International Ltd.	3	116
Union Pacific Corp.	2	113
United Parcel Service Inc. - Class B	7	424
United Technologies Corp.	23	1,388
Werner Enterprises Inc.	9	173
		9,435
INFORMATION TECHNOLOGY - 16.6%
Activision Inc. (c)	9	307
Altera Corp.	-	2
Amphenol Corp. - Class A	1	22
Analog Devices Inc. (n)	9	273
Apple Inc. (c) (n)	3	435
Applied Materials Inc.	15	290
Autodesk Inc. (c)	-	3
BMC Software Inc. (c)	4	137
Cisco Systems Inc. (c) (n)	37	851
Cognizant Technology Solutions Corp. (c)	4	127
Corning Inc.	21	482
Dell Inc. (c) (n)	15	328
eBay Inc. (c)	1	16
Electronic Data Systems Corp.	4	103
FLIR Systems Inc. (c)	5	187
Google Inc. - Class A (c)	1	632
Hewlett-Packard Co. (n)	23	1,012

Intel Corp. (n)	41	876
International Business Machines Corp.	6	699
JDS Uniphase Corp. (c)	10	117
Juniper Networks Inc. (c)	5	106
Linear Technology Corp.	-	4
MEMC Electronic Materials Inc. (c)	2	117
Microchip Technology Inc.	1	24
Microsoft Corp. (n)	51	1,398
NetApp Inc. (c)	5	100
Nvidia Corp. (c)	-	6
Oracle Corp. (c) (n)	15	309
QLogic Corp. (c)	16	235
QUALCOMM Inc.	20	896
Salesforce.com Inc. (c)	-	7
Sohu.com Inc. (c)	1	35
Sybase Inc. (c)	2	62
Tellabs Inc. (c)	2	11
Teradata Corp. (c)	1	25
Teradyne Inc. (c)	1	11
Texas Instruments Inc. (n)	29	805
Tyco Electronics Ltd.	3	100
Unisys Corp. (c)	2	8
Yahoo! Inc. (c)	7	145
		11,303
MATERIALS - 4.2%
Air Products & Chemicals Inc.	1	137
Alcoa Inc. (n)	2	71
Allegheny Technologies Inc.	-	4
Ball Corp.	3	134
CF Industries Holdings Inc.	-	46
Compass Minerals International Inc.	1	113
Crown Holdings Inc. (c)	5	122
Dow Chemical Co.	8	262
Eastman Chemical Co.	2	147
Hercules Inc.	21	347
Monsanto Co. (n)	6	733
Newmont Mining Corp.	2	110
Nucor Corp.	3	224
PPG Industries Inc.	1	80
Praxair Inc.	3	254
Schnitzer Steel Industries Inc. - Class A	1	69
Sealed Air Corp.	1	11
Vulcan Materials Co.	-	18
Worthington Industries Inc.	-	2
		2,884
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc. (n)	21	718
FairPoint Communications Inc. (n)	-	3
Qwest Communications International Inc.	9	36
Verizon Communications Inc. (n)	27	959
		1,716
UTILITIES - 1.3%

Duke Energy Corp.	2	38
Edison International Inc.	2	108
Entergy Corp.	1	108
FirstEnergy Corp.	2	156
FPL Group Inc.	2	111
PG&E Corp.	4	171
PPL Corp.	-	4
Sempra Energy	3	164
		860

Total Common Stocks (cost $75,416)		71,829

SHORT TERM INVESTMENTS - 3.1%
Mutual Funds - 3.1%
JNL Money Market Fund, 2.37% (a) (h)	2,120	2,120

Total Short Term Investments (cost $2,120)		2,120

Total Investments - 108.7% (cost $77,536)		73,949
Securities Sold Short, Net – (9.2%)		-6,256
Other Assets and Liabilities, Net - 0.5%		358
Total Net Assets - 100%		$68,051

Securities Sold Short
COMMON STOCKS - 9.2%
CONSUMER DISCRETIONARY - 1.1%
Amazon.com Inc.	-	$7
American Axle & Manufacturing Holdings Inc.	-	2
American Eagle Outfitters Inc.	-	1
ArvinMeritor Inc.	-	1
AutoNation Inc.	6	57
Belo Corp.	-	3
Blyth Inc.	-	2
Brown Shoe Co. Inc.	-	1
Brunswick Corp.	-	1
Cablevision Systems Corp. - Class A	-	2
Callaway Golf Co.	-	1
Carnival Corp.	1	16
Carter’s Inc.	-	3
CBS Corp. - Class B	1	16
Centex Corp.	-	1
Chico’s FAS Inc.	-	1
CKE Restaurants Inc.	-	1
Coach Inc.	-	6
Collective Brands Inc.	-	3
Comcast Corp. - Class A	3	63
Cooper Tire & Rubber Co.	-	3
Corinthian Colleges Inc.	-	3
CTC Media Inc.	-	2
Darden Restaurants Inc.	-	3
DISH Network Corp.	-	3

Domino’s Pizza Inc.	-	1
DR Horton Inc.	2	20
Eastman Kodak Co.	1	9
EW Scripps Co.	-	4
Ford Motor Co.	2	12
Fortune Brands Inc.	1	37
Gannett Co. Inc.	-	7
Gaylord Entertainment Co.	-	2
Genuine Parts Co.	-	4
Goodyear Tire & Rubber Co.	-	4
Harley-Davidson Inc.	-	4
Harte-Hanks Inc.	-	1
International Game Technology	-	7
J.C. Penney Co. Inc.	-	4
Jack in the Box Inc.	-	2
Jackson Hewitt Tax Service Inc.	-	2
Jarden Corp.	-	2
John Wiley & Sons Inc.	2	77
KB Home	-	2
Las Vegas Sands Corp.	-	14
Lear Corp.	-	1
Live Nation Inc.	-	2
Liz Claiborne Inc.	-	4
Macy’s Inc.	1	12
Marriott International Inc. - Class A	1	31
McGraw-Hill Cos. Inc.	-	4
Meredith Corp.	-	3
Newell Rubbermaid Inc.	1	8
Nordstrom Inc.	1	30
Office Depot Inc.	-	4
OfficeMax Inc.	-	1
Pacific Sunwear of California Inc.	-	2
PetSmart Inc.	-	2
Pinnacle Entertainment Inc.	-	2
Pulte Homes Inc.	-	4
Regal Entertainment Group - Class A	-	2
Ruby Tuesday Inc.	-	1
Ryland Group Inc.	-	2
Service Corp. International	7	68
Skechers U.S.A. Inc. - Class A	-	2
Sonic Automotive Inc.	-	3
Starbucks Corp.	-	6
Target Corp.	1	33
Tenneco Inc.	-	1
Time Warner Cable Inc. - Class A	-	3
Toll Brothers Inc.	-	2
Tween Brands Inc.	-	2
Valassis Communications Inc.	-	1
Virgin Media Inc.	-	4
World Wrestling Entertainment Inc.	-	3
Wyndham Worldwide Corp.	-	6
		666

CONSUMER STAPLES - 0.6%
Alliance One International Inc.	1	3
Anheuser-Busch Cos. Inc.	1	43
Archer-Daniels-Midland Co.	1	41
Brown-Forman Corp. - Class B	1	106
Campbell Soup Co.	1	33
ConAgra Foods Inc.	1	13
Constellation Brands Inc. - Class A	-	6
Del Monte Foods Co.	1	6
Estee Lauder Cos. Inc.	1	33
Hershey Co.	-	3
Kimberly-Clark Corp.	-	24
McCormick & Co. Inc.	-	4
NBTY Inc.	-	3
Pantry Inc.	-	2
Pilgrim’s Pride Corp. - Class B	-	3
Smithfield Foods Inc.	-	2
Tootsie Roll Industries Inc.	-	2
Tyson Foods Inc.	1	7
Walgreen Co.	1	46
		380
ENERGY - 1.4%
BJ Services Co.	3	102
Cal Dive International Inc.	-	1
Chesapeake Energy Corp.	-	20
Delek US Holdings Inc.	-	2
Dresser-Rand Group Inc.	2	86
El Paso Corp.	5	102
Encore Acquisition Co.	-	23
Global Industries Ltd.	5	81
ION Geophysical Corp.	-	2
Nabors Industries Ltd.	3	128
Newpark Resources Inc.	1	5
Parker Drilling Co.	1	6
Petrohawk Energy Corp.	-	5
Range Resources Corp.	1	92
RPC Inc.	-	2
Southwestern Energy Co.	-	5
Spectra Energy Corp.	4	115
Sunoco Inc.	-	4
Tetra Technologies Inc.	1	24
Valero Energy Corp.	-	16
Venoco Inc.	-	5
Weatherford International Ltd.	-	10
Williams Cos. Inc.	-	15
XTO Energy Inc.	2	102
		953
FINANCIALS - 1.3%
Advance America Cash Advance Centers Inc.	-	2
Allstate Corp.	1	23
American Financial Group Inc.	-	3
BB&T Corp.	-	2

Capital One Financial Corp.	-	4
CB Richard Ellis Group Inc. - Class A	-	2
CIT Group Inc.	1	5
Citigroup Inc.	5	79
CNA Financial Corp.	-	3
Comerica Inc.	-	3
Conseco Inc.	-	2
Fannie Mae	1	27
Fidelity National Financial Inc. - Class A	-	3
First Horizon National Corp.	-	1
Freddie Mac	1	11
Genworth Financial Inc. - Class A	1	12
Hartford Financial Services Group Inc.	-	6
KeyCorp	1	9
Knight Capital Group Inc.	-	2
Lehman Brothers Holdings Inc.	-	4
Marsh & McLennan Cos. Inc.	-	8
Merrill Lynch & Co. Inc.	7	212
Morgan Stanley	6	206
Nelnet Inc. - Class A	-	2
NYSE Euronext	-	5
Old Republic International Corp.	5	63
People’s United Financial Inc.	-	2
Phoenix Cos. Inc.	-	2
Principal Financial Group Inc.	-	4
Progressive Corp.	5	97
Regions Financial Corp.	1	11
SLM Corp.	-	8
Sovereign Bancorp Inc.	9	68
TD Ameritrade Holding Corp.	-	1
		892
HEALTH CARE - 1.1%
Affymetrix Inc.	2	16
Allscripts Healthcare Solutions Inc.	-	1
Alpharma Inc. - Class A	-	2
Amgen Inc.	1	33
Applera Corp. - Celera Genomics Group	-	2
Biogen Idec Inc.	1	56
Boston Scientific Corp.	1	9
Brookdale Senior Living Inc.	1	14
Cardinal Health Inc.	1	57
Celgene Corp.	-	13
ev3 Inc.	-	1
Gilead Sciences Inc.	-	21
Health Management Associates Inc.	-	3
Health Net Inc.	-	2
Hospira Inc.	1	32
Isis Pharmaceuticals Inc.	-	3
Kindred Healthcare Inc.	1	17
King Pharmaceuticals Inc.	1	6
Laboratory Corp. of America Holdings	2	104
Medco Health Solutions Inc.	-	5

Mylan Inc.	6	77
Obagi Medical Products Inc.	-	3
Omnicare Inc.	-	3
Patterson Cos. Inc.	-	3
PerkinElmer Inc.	-	3
Schering-Plough Corp.	2	39
Sepracor Inc.	4	72
St. Jude Medical Inc.	-	4
Techne Corp.	-	23
Tenet Healthcare Corp.	4	24
WellPoint Inc.	-	5
Wyeth	2	72
Zimmer Holdings Inc.	-	7
		732
INDUSTRIALS - 0.8%
AAR Corp.	-	3
ABM Industries Inc.	-	2
ACCO Brands Corp.	-	2
Administaff Inc.	-	3
Alaska Air Group Inc.	-	2
Allied Waste Industries Inc.	6	81
American Reprographics Co.	-	2
Avis Budget Group Inc.	-	2
Briggs & Stratton Corp.	-	1
Carlisle Cos. Inc.	-	3
Cenveo Inc.	1	5
Continental Airlines Inc. - Class B	-	1
Covanta Holding Corp.	1	19
DynCorp International Inc.	-	2
Equifax Inc.	3	94
General Dynamics Corp.	-	8
Hertz Global Holdings Inc.	-	2
Hexcel Corp.	-	2
Navigant Consulting Inc.	-	2
NCI Building Systems Inc.	-	4
Norfolk Southern Corp.	-	6
Owens Corning Inc.	-	2
Pitney Bowes Inc.	3	102
Quanta Services Inc.	-	3
Republic Services Inc. - Class A	3	77
RR Donnelley & Sons Co.	-	3
Waste Management Inc.	3	120
		553
INFORMATION TECHNOLOGY - 1.5%
ADC Telecommunications Inc.	-	3
Adobe Systems Inc.	-	8
Advanced Micro Devices Inc.	3	15
Akamai Technologies Inc.	-	3
Amkor Technology Inc.	-	2
Atheros Communications Inc.	-	3
Automatic Data Processing Inc.	1	21
Avnet Inc.	-	3

AVX Corp.	-	2
Benchmark Electronics Inc.	-	2
Blue Coat Systems Inc.	-	1
Brightpoint Inc.	-	3
Broadcom Corp. - Class A	1	16
Citrix Systems Inc.	-	3
Computer Sciences Corp.	-	5
Compuware Corp.	8	76
Convergys Corp.	-	6
Earthlink Inc.	-	3
Electronic Arts Inc.	1	49
EMC Corp.	2	34
Emulex Corp.	-	3
F5 Networks Inc.	-	3
Fairchild Semiconductor International Inc.	-	4
Fidelity National Information Services Inc.	-	4
Foundry Networks Inc.	-	4
Gartner Inc. - Class A	-	2
Imation Corp.	3	73
Ingram Micro Inc. - Class A	-	2
Integrated Device Technology Inc.	-	2
Intuit Inc.	-	6
Jabil Circuit Inc.	1	8
L-1 Identity Solutions Inc.	-	3
Lawson Software Inc.	1	5
LSI Logic Corp.	1	4
Mentor Graphics Corp.	6	95
Micron Technology Inc.	12	73
Motorola Inc.	7	52
National Semiconductor Corp.	-	6
NCR Corp.	-	3
Novellus Systems Inc.	-	2
Nuance Communications Inc.	-	3
Omnivision Technologies Inc.	-	1
ON Semiconductor Corp.	-	1
Paychex Inc.	-	9
Perot Systems Corp.	-	2
Quest Software Inc.	-	4
Rambus Inc.	1	15
RealNetworks Inc.	-	3
Red Hat Inc.	-	2
Riverbed Technology Inc.	-	1
SanDisk Corp.	-	6
Skyworks Solutions Inc.	-	2
Symantec Corp.	-	8
Technitrol Inc.	-	2
VeriSign Inc.	3	98
Vishay Intertechnology Inc.	-	4
Websense Inc.	-	2
Western Union Co.	7	175
Xerox Corp.	7	90
Xilinx Inc.	-	4

		1,044
MATERIALS - 0.4%
Buckeye Technologies Inc.	-	3
Chemtura Corp.	1	3
Commercial Metals Co.	-	4
Ecolab Inc.	2	99
EI Du Pont de Nemours & Co.	1	47
International Paper Co.	-	12
Louisiana-Pacific Corp.	7	62
MeadWestvaco Corp.	-	5
Olin Corp.	-	3
Pactiv Corp.	1	23
RPM International Inc.	-	2
Scotts Miracle-Gro Co.	-	2
Stillwater Mining Co.	-	2
Temple-Inland Inc.	-	3
Titanium Metals Corp.	-	4
Valspar Corp.	-	2
Westlake Chemical Corp.	1	15
Weyerhaeuser Co.	-	5
		296
TELECOMMUNICATION SERVICES - 0.4%
American Tower Corp.	-	13
Citizens Communications Co.	7	81
Crown Castle International Corp.	2	81
MetroPCS Communications Inc.	-	2
Premiere Global Services Inc.	-	1
SBA Communications Corp.	2	83
Sprint Nextel Corp.	4	37
Syniverse Holdings Inc.	-	2
		300
UTILITIES - 0.6%
AES Corp.	1	10
Ameren Corp.	-	4
American Electric Power Co. Inc.	-	12
Aqua America Inc.	-	2
CenterPoint Energy Inc.	-	6
CMS Energy Corp.	1	7
Consolidated Edison Inc.	-	4
Dominion Resources Inc.	1	24
Dynegy Inc.	9	76
Exelon Corp.	1	54
NiSource Inc.	-	7
NRG Energy Inc.	4	163
Pepco Holdings Inc.	-	3
PNM Resources Inc.	1	16
Public Service Enterprise Group Inc.	-	9
Sierra Pacific Resources	-	4
Southern Co.	1	21
Southern Union Co.	-	3
TECO Energy Inc.	-	6
Xcel Energy Inc.	1	9

		440

Total Common Stocks Sold Short – 9.2% (proceeds $6,542)		$6,256

JNL/Eagle Core Equity Fund
COMMON STOCKS - 95.6%
CONSUMER DISCRETIONARY - 15.8%
Comcast Corp. - Class A	128	$2,434
Home Depot Inc.	37	860
McDonald’s Corp.	19	1,095
Omnicom Group Inc.	50	2,251
Staples Inc.	92	2,185
Viacom Inc. - Class B (c)	38	1,174
		9,999
CONSUMER STAPLES - 11.0%
CVS Caremark Corp.	79	3,122
Kimberly-Clark Corp.	21	1,269
Procter & Gamble Co.	21	1,297
Wal-Mart Stores Inc.	23	1,299
		6,987
ENERGY - 5.7%
BP Plc - ADR	32	2,220
Exxon Mobil Corp.	16	1,387
		3,607
FINANCIALS - 16.1%
American Express Co.	26	972
American International Group Inc.	51	1,358
Bank of America Corp.	29	693
Goldman Sachs Group Inc.	12	2,138
Hartford Financial Services Group Inc.	10	644
JPMorgan Chase & Co.	28	944
State Street Corp.	13	847
SunTrust Banks Inc.	13	460
Wachovia Corp.	137	2,130
		10,186
HEALTH CARE - 16.1%
Covidien Ltd.	13	609
Genzyme Corp. (c)	27	1,911
Johnson & Johnson	36	2,347
Pfizer Inc.	133	2,324
Wyeth	30	1,459
Zimmer Holdings Inc. (c)	23	1,540
		10,190
INDUSTRIALS - 10.8%
General Electric Co.	111	2,976
Tyco International Ltd.	35	1,418
United Parcel Service Inc. - Class B	20	1,237
United Technologies Corp.	19	1,176
		6,807
INFORMATION TECHNOLOGY - 16.8%
Applied Materials Inc.	124	2,373

Cisco Systems Inc. (c)	44	1,022
eBay Inc. (c)	40	1,095
Intel Corp.	51	1,095
Microsoft Corp.	133	3,668
Oracle Corp. (c)	66	1,384
		10,637
TELECOMMUNICATION SERVICES - 3.3%
Sprint Nextel Corp.	219	2,083

Total Common Stocks (cost $67,881)		60,496

WARRANTS - 0.0%
Raytheon Co.	1	23

Total Warrants (cost $0)		23

SHORT TERM INVESTMENTS - 4.4%
Mutual Funds - 4.4%
JNL Money Market Fund, 2.37% (a) (h)	2,758	2,758

Total Short Term Investments (cost $2,758)		2,758

Total Investments - 100.0% (cost $70,639)		63,277
Other Assets and Liabilities, Net - 0.0%		-6
Total Net Assets - 100%		$63,271

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 13.1%
American Public Education Inc. (c)	73	$2,855
BJ’s Restaurants Inc. (b) (c)	181	1,759
Carrol’s Restaurant Group Inc. (c)	201	1,042
Cheesecake Factory Inc. (b) (c)	206	3,276
Entravision Communications Corp. (b) (c)	351	1,411
Genesco Inc. (b) (c)	183	5,656
K12 Inc. (c)	30	646
Lions Gate Entertainment Corp. (c)	63	648
Red Robin Gourmet Burgers Inc. (b) (c)	71	1,979
U.S. Auto Parts Network Inc. (c)	90	325
Universal Electronics Inc. (b) (c)	219	4,587
Volcom Inc. (b) (c)	160	3,824
WMS Industries Inc. (b) (c)	92	2,740
		30,748
CONSUMER STAPLES - 0.8%
Physicians Formula Holdings Inc. (c)	201	1,878

ENERGY - 12.0%
Core Laboratories NV (c)	18	2,571
James River Coal Co. (c)	124	7,301
Lufkin Industries Inc. (b)	104	8,694
OYO Geospace Corp. (b) (c)	120	7,067

Petroleum Development Corp. (b) (c)	35	2,347
		27,980
FINANCIALS - 7.1%
American Safety Insurance Holdings Ltd. (c)	59	851
Cash America International Inc. (b)	69	2,128
FCStone Group Inc. (b) (c)	130	3,628
First Mercury Financial Corp. (c)	104	1,842
Greenhill & Co. Inc. (b)	15	824
Interactive Brokers Group Inc. (c)	30	959
Investment Technology Group Inc. (c)	80	2,685
MFA Mortgage Investments Inc.	120	781
SVB Financial Group (b) (c)	61	2,932
		16,630
HEALTH CARE - 19.7%
American Medical Systems Holdings Inc. (b) (c)	338	5,050
Animal Health International Inc. (c)	238	1,483
Centene Corp. (c)	257	4,319
Cubist Pharmaceuticals Inc. (b) (c)	98	1,744
Cutera Inc. (c)	122	1,104
Eclipsys Corp. (b) (c)	353	6,481
Hansen Medical Inc. (b) (c)	58	972
Healthways Inc. (b) (c)	106	3,124
Icon Plc - ADR (c)	72	5,457
Mentor Corp. (b)	94	2,607
MWI Veterinary Supply Inc. (b) (c)	35	1,173
Myriad Genetics Inc. (b) (c)	73	3,335
SurModics Inc. (b) (c)	75	3,375
Thoratec Corp. (b) (c)	265	4,611
Vital Images Inc. (b) (c)	79	979
		45,814
INDUSTRIALS - 18.5%
Ameron International Corp. (b)	54	6,528
Bucyrus International Inc. - Class A (b)	69	5,005
CIRCOR International Inc. (b)	64	3,114
Corrections Corp. of America (c)	111	3,037
General Cable Corp. (b) (c)	68	4,160
Geo Group Inc. (b) (c)	176	3,956
Metalico Inc. (b) (c)	74	1,296
Northwest Pipe Co. (c)	71	3,977
Polypore International Inc. (c)	99	2,509
RBC Bearings Inc. (b) (c)	85	2,829
School Specialty Inc. (b) (c)	85	2,542
Ultrapetrol Ltd. (c)	95	1,194
Waste Connections Inc. (b) (c)	96	3,055
		43,202
INFORMATION TECHNOLOGY - 21.9%
Advanced Energy Industries Inc. (b) (c)	157	2,152
Ansys Inc. (b) (c)	125	5,870
Coherent Inc. (b) (c)	194	5,802
Compellent Technologies Inc. (b) (c)	323	3,664
Dolby Laboratories Inc. - Class A (b) (c)	91	3,669

Eagle Test Systems Inc. (b) (c)	175	1,955
EMS Technologies Inc. (b) (c)	179	3,902
Factset Research Systems Inc. (b)	41	2,334
Giant Interactive Group Inc. (b) (c)	123	1,493
Global Cash Access Inc. (b) (c)	282	1,934
Greenfield Online Inc. (c)	117	1,738
Internet Capital Group Inc. (b) (c)	153	1,180
Macrovision Solutions Corp. (b) (c)	138	2,062
Netezza Corp. (c)	228	2,618
Quality Systems Inc. (b)	124	3,618
Switch & Data Facilities Co. (b) (c)	153	2,596
The9 Ltd. – ADR (b) (c)	49	1,102
TIBCO Software Inc. (c)	455	3,483
		51,172
MATERIALS - 4.6%
Quaker Chemical Corp.	63	1,675
Terra Industries Inc. (b)	81	3,985
Texas Industries Inc. (b)	89	4,982
		10,642

Total Common Stocks (cost $226,298)		228,066

SHORT TERM INVESTMENTS - 34.6%
Mutual Funds - 3.5%
JNL Money Market Fund, 2.37% (a) (h)	8,250	8,250

Securities Lending Collateral - 31.1%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	72,985	72,350

Total Short Term Investments (cost $81,235)		80,600

Total Investments - 132.3% (cost $307,533)		308,666
Other Assets and Liabilities, Net - (32.3%)		-75,388
Total Net Assets - 100%		$233,278

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT FUNDS - 100.0%
JNL/Franklin Templeton Global Growth Fund (a)	30,209	$258,586
JNL/Franklin Templeton Income Fund (a)	28,599	288,849
JNL/Franklin Templeton Mutual Shares Fund (a)	29,979	254,226

Total Investment Funds (cost $923,201)		801,661

Total Investments - 100.0% (cost $923,201)		801,661
Other Assets and Liabilities, Net - 0.0%		-45
Total Net Assets - 100%		$801,616

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 16.1%

Accor SA (b)	16	$1,058
Bayerische Motoren Werke AG	60	2,883
Chico’s FAS Inc. (c)	275	1,477
Comcast Corp. - Class A	30	569
Comcast Corp. - Special Class A	220	4,127
Eastman Kodak Co. (b)	54	782
Expedia Inc. (c)	59	1,081
Harley-Davidson Inc. (b)	60	2,176
Hyundai Motor Co.	30	2,036
Interpublic Group of Cos. Inc. (b) (c)	175	1,505
Kingfisher Plc	750	1,663
Mediaset SpA (b)	42	276
News Corp. Inc. - Class A	330	4,963
NGK Spark Plug Co. Ltd. (b)	30	344
NOK Corp.	150	2,384
Pearson Plc	188	2,294
Peugeot SA (b)	24	1,320
Reed Elsevier NV	165	2,764
Target Corp.	6	283
Time Warner Inc.	341	5,052
Toyota Motor Corp.	62	2,916
USS Co. Ltd.	10	650
Viacom Inc. - Class B (c)	87	2,647
Vivendi Universal SA (b)	120	4,525
Yell Group Plc	85	118
		49,893
CONSUMER STAPLES - 1.5%
Nestle SA	32	1,433
Premier Foods Plc	800	1,510
Tesco Plc	228	1,671
		4,614
ENERGY - 9.5%
Aker Kvaerner ASA (b)	47	1,106
BP Plc	487	5,644
El Paso Corp.	150	3,261
ENI SpA	113	4,214
OAO Gazprom - ADR	40	2,311
Royal Dutch Shell Plc - Class B	136	5,452
SBM Offshore NV (b)	20	741
Total SA (b)	79	6,722
		29,451
FINANCIALS - 14.0%
ACE Ltd.	11	611
Aiful Corp. (b)	70	811
American International Group Inc.	114	3,022
Aviva Plc	350	3,470
Bank of America Corp.	16	386
Cheung Kong Holdings Ltd.	52	701
Commerzbank AG	12	357
HSBC Holdings Plc	288	4,469
ICICI Bank Ltd. - ADR	24	688

ING Groep NV (b)	128	4,034
Intesa Sanpaolo SpA	562	3,192
Kookmin Bank - ADR	40	2,340
Mega Financial Holdings Co. Ltd.	1,600	1,265
Mitsubishi UFJ Financial Group Inc.	164	1,454
Muenchener Rueckversicherungs AG	7	1,228
Old Mutual Plc	900	1,652
Progressive Corp.	102	1,913
Royal Bank of Scotland Group Plc	693	2,949
Standard Life Plc (e) (u)	300	1,247
Sumitomo Mitsui Financial Group Inc.	-	1,505
Torchmark Corp. (b)	30	1,760
UBS AG (c)	66	1,381
UniCredito Italiano SpA	500	3,041
		43,476
HEALTH CARE - 13.1%
Abbott Laboratories	16	822
Amgen Inc. (c)	130	6,131
Boston Scientific Corp. (c)	330	4,056
Covidien Ltd.	90	4,310
GlaxoSmithKline Plc	240	5,305
Merck & Co. Inc.	48	1,791
Merck KGaA	7	998
Novartis AG	85	4,678
Olympus Corp.	21	710
Pfizer Inc.	260	4,542
Quest Diagnostics Inc. (b)	60	2,908
Sanofi-Aventis (b)	67	4,452
		40,703
INDUSTRIALS - 13.1%
Adecco SA	28	1,397
BAE Systems Plc	154	1,352
Deutsche Post AG	122	3,181
Ebara Corp. (b)	500	1,554
FedEx Corp.	45	3,546
General Electric Co.	211	5,625
Koninklijke Philips Electronics NV	85	2,879
Pentair Inc.	42	1,479
Pitney Bowes Inc.	60	2,046
Randstad Holdings NV	19	651
Siemens AG	50	5,543
Tyco International Ltd. (b)	125	5,005
United Parcel Service Inc. - Class B (b)	70	4,303
USG Corp. (b) (c)	44	1,306
Wolseley Plc	128	954
		40,821
INFORMATION TECHNOLOGY - 18.0%
Accenture Ltd.	190	7,737
Cisco Systems Inc. (c)	80	1,860
Electronic Data Systems Corp.	190	4,673
Flextronics International Ltd. (c)	72	678
FUJIFILM Holdings Corp.	46	1,585

Infineon Technologies AG (c)	330	2,864
Konica Minolta Holdings Inc.	110	1,857
Microsoft Corp.	240	6,602
Oracle Corp. (c)	330	6,930
Samsung Electronics Co. Ltd. - GDR (b)	17	5,002
SAP AG	45	2,341
Seagate Technology Inc.	196	3,759
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (c)	400	4,364
Telefonaktiebolaget LM Ericsson - Class B	166	1,727
Tyco Electronics Ltd.	110	3,940
		55,919
MATERIALS - 0.9%
CRH Plc	20	591
Svenska Cellulosa AB	90	1,263
UPM-Kymmene Oyj	60	978
		2,832
TELECOMMUNICATION SERVICES - 7.4%
France Telecom SA (b)	120	3,530
Singapore Telecommunications Ltd.	1,500	3,991
Sprint Nextel Corp.	450	4,275
Telefonica SA	104	2,749
Telekom Austria AG	150	3,250
Turkcell Iletisim Hizmet AS - ADR	44	641
Vodafone Group Plc	1,506	4,436
		22,872

Total Common Stocks (cost $349,923)		290,581

RIGHTS - 0.0%
UBS AG (f)	66	86

Total Rights (cost $0)		86

SHORT TERM INVESTMENTS - 14.3%
Mutual Funds - 5.2%
JNL Money Market Fund, 2.37% (a) (h)	16,247	16,247

Securities Lending Collateral - 9.1%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	28,384	28,137

Total Short Term Investments (cost $44,631)		44,384

Total Investments - 107.9% (cost $394,554)		335,051
Other Assets and Liabilities, Net - (7.9%)		-24,509
Total Net Assets - 100%		$310,542

JNL/Franklin Templeton Income Fund * (v)
COMMON STOCKS - 34.8%
CONSUMER DISCRETIONARY - 0.8%
Other Securities		$4,899

ENERGY - 6.5%
Canadian Oil Sands Trust (b)	200	10,787
Chevron Corp.	70	6,939
ConocoPhillips	100	9,439
Other Securities		13,071
		40,236
FINANCIALS - 3.4%
American International Group Inc. (c)	60	3,557
Bank of America Corp.	200	4,774
iStar Financial Inc. (b)	85	1,120
JPMorgan Chase & Co.	80	2,745
Wells Fargo & Co.	150	3,563
Other Securities		5,518
		21,277
HEALTH CARE - 4.4%
Johnson & Johnson	120	7,721
Merck & Co. Inc.	150	5,654
Pfizer Inc.	550	9,609
Other Securities		4,278
		27,262
INDUSTRIALS - 1.5%
General Electric Co.	225	6,005
Other Securities		3,256
		9,261
INFORMATION TECHNOLOGY - 2.5%
Intel Corp.	450	9,666
Maxim Integrated Products Inc.	200	4,230
Other Securities		1,680
		15,576
MATERIALS - 0.6%
Other Securities		3,491

TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	330	11,118
Other Securities		3,009
		14,127
UTILITIES - 12.8%
Ameren Corp. (b)	100	4,223
Consolidated Edison Inc. (b)	120	4,691
Dominion Resources Inc. (b)	200	9,498
Duke Energy Corp.	330	5,735
FirstEnergy Corp.	70	5,763
PG&E Corp.	200	7,938
Public Service Enterprise Group Inc.	170	7,808
Southern Co. (b)	275	9,603
Other Securities		25,176
		80,435

Total Common Stocks (cost $233,092)		216,564

PREFERRED STOCKS - 11.2%
CONSUMER DISCRETIONARY - 0.3%
General Motors Corp.,
6.25%, Series C (callable at 25.83 beginning 07/20/10)	100	1,326

FINANCIALS - 9.9%
Bank of America Corp., Convertible Preferred,
7.25%, Series L, 01/30/13(p)	4	3,779
Citigroup Funding Inc., 8.50%, 11/26/08	175	3,318
Citigroup Inc.,
6.50%, Series T (callable at 50 beginning 02/15/15) (b) (p)	30	1,305
Federal Home Loan Mortgage Corp.,
8.38%, Series Z (callable at 25 beginning 12/31/12) (b) (p)	194	4,714
Federal National Mortgage Association
5.38% (callable at 105,000 beginning 06/17/08) (p)	0	3,000
6.75%, Series Q (callable at 25 beginning 09/30/10) (b) (p)	100	2,130
8.25% (callable at 25 beginning 12/31/10) (b) (p)	147	3,374
8.75%, 05/13/11	91	3,481
7.63%, Series R (callable at 25 beginning 11/21/12) (b) (p)	144	3,432
Goldman Sachs Group Inc., Convertible Preferred,
10.00%, Series ABX, 02/27/09 (e) (u)	95	4,424
Lehman Brothers Holdings Inc., 7.25%, Series P, 04/01/13 (p)	10	8,052
Lehman Brothers Holdings Inc., 8.75%, Series Q, 07/01/11	8	6,132
Morgan Stanley, Convertible Preferred,
5.26%, 01/21/09 (e) (u)	100	7,302
Other Securities		7412
		61,855
HEALTH CARE - 0.6%
Other Securities		3,830

UTILITIES - 0.4%
Other Securities		2,404

Total Preferred Stocks (cost $81,114)		69,415

CORPORATE BONDS AND NOTES - 48.1%
CONSUMER DISCRETIONARY - 11.2%
Bausch & Lomb Inc., 9.88%, 11/01/15 (b) (e) (u)	3,700	3,719
Bausch & Lomb Inc., Delayed Draw Term Loan
6.51%, 04/26/15, TBA (g) (i)	120	118
8.14%, 04/26/15 (i)	960	942
CanWest MediaWorks Inc., 8.00%, 09/15/12	5,000	4,450
CCH I Holdings LLC
13.50%, 01/15/14 (b) (k)	5,000	3,550
11.75%, 05/15/14 (b) (k)	7,000	4,270
CCH I LLC, 11.00%, 10/01/15 (b)	2,800	2,076
Charter Communications Holdings II LLC,
10.25%, 09/15/10 (b)	4,800	4,644
Dex Media Inc.
8.00%, 11/15/13	1,000	730
9.00%, 11/15/13 (b) (k)	5,000	3,575

DirecTV Holdings LLC, 7.63%, 05/15/16 (e) (u)	4,700	4,630
Dollar General Corp.
10.63%, 07/15/15 (b)	5,500	5,445
11.88%, 07/15/17 (b)	2,500	2,363
Echostar DBS Corp., 7.75%, 05/31/15 (b) (e) (u)	5,000	4,863
Ford Motor Co., 7.45%, 07/16/31	2,000	1,165
General Motors Corp., 8.38%, 07/15/33 (b)	1,200	711
R.H. Donnelley Corp.
6.88%, 01/15/13 (b)	2,000	1,190
8.88%, 01/15/16	2,500	1,500
8.88%, 10/15/17 (b) (e) (u)	3,000	1,785
Other Securities		18,032
		69,758
CONSUMER STAPLES - 0.2%
Other Securities		953

ENERGY - 7.5%
Chesapeake Energy Corp.
6.50%, 08/15/17 (b)	4,000	3,740
6.25%, 01/15/18	2,200	2,024
7.25%, 12/15/18	5,000	4,863
El Paso Corp.
7.25%, 06/01/18	3,500	3,448
7.75%, 01/15/32	1,000	1,002
Texas Competitive Electric Holdings Co. LLC
6.12%, 10/24/14	423	392
6.23%, 10/24/14	2,560	2,374
6.48%, 10/24/14	500	464
10.25%, 11/01/15 (e) (u)	4,300	4,214
10.50%, 11/01/16 (e) (u)	4,000	3,870
Other Securities		20,542
		46,933
FINANCIALS - 12.9%
American International Group Inc.,
8.18%, 05/15/58 (callable at 100 on 05/15/38) (e) (u)	5,300	4,988
Ceridian Corp., 11.25%, 11/15/15 (e) (u)	6,500	5,899
Ford Motor Credit Co.
7.38%, 10/28/09	11,200	10,201
7.88%, 06/15/10	7,500	6,474
9.75%, 09/15/10 (k)	2,000	1,744
9.88%, 08/10/11	1,000	843
7.25%, 10/25/11	1,000	775
General Motors Acceptance Corp.
5.63%, 05/15/09 (b)	7,000	6,481
7.75%, 01/19/10	10,000	8,551
6.88%, 09/15/11	4,000	2,874
6.88%, 08/28/12	1,200	822
iStar Financial Inc.
3.29%, 10/01/12 (i)	4,500	3,510
8.63%, 06/01/13 (b)	3,500	3,203
JPMorgan Chase & Co., 7.90%, 04/29/49 (p)	3,400	3,188

Lehman Brothers Holdings Inc.
6.20%, 09/26/14	4,200	4,009
6.88%, 05/02/18	3,000	2,904
Liberty Mutual Group Inc., 10.75%, 06/15/58 (e) (u)	5,000	4,788
Wells Fargo Capital XIII, 7.70%, 12/29/49 (p)	900	895
Other Securities		8,305
		80,454
HEALTH CARE - 4.3%
Tenet Healthcare Corp.,
6.38%, 12/01/11 (b)	7,000	6,703
9.25%, 02/01/15 (k)	8,000	7,840
Other Securities		12,070
		26,613
INDUSTRIALS - 2.6%
Allied Waste North America Inc.,
7.38%, 04/15/14	5,000	5,075
7.13%, 05/15/16	1,400	1,393
Other Securities		9,975
		16,443
INFORMATION TECHNOLOGY - 4.9%
CEVA Group Plc, 10.00%, 09/01/14 (e) (u)	5,000	5,138
First Data Corp., 9.88%, 09/24/15 (e) (u)	5,200	4,524
First Data Corp., Term Loan,
5.23%, 10/01/14	3,715	3,432
5.45%, 10/01/14	265	245
First Data Corp., Term Loan B3, 7.63%, 09/24/14	2,000	1,853
Freescale Semiconductor Inc.,
8.88%, 12/15/14 (b)	4,500	3,656
10.13%, 12/15/16 (b)	3,000	2,288
Other Securities		9,474
		30,610
MATERIALS - 1.1%
Other Securities		6,452

TELECOMMUNICATION SERVICES - 0.4%
Other Securities		2,398

UTILITIES - 3.0%
Dynegy Holdings Inc.,
6.88%, 04/01/11 (b)	4,000	3,955
8.75%, 02/15/12	1,000	1,015
7.75%, 06/01/19	2,000	1,820
Energy Future Holdings Corp., 11.25%, 11/01/17 (e) (u)	8,100	8,080
Other Securities		3,812
		18,682

Total Corporate Bonds and Notes (cost $323,264)		299,296

GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.8%
Federal Home Loan Mortgage Corp. - 2.9%

Federal Home Loan Mortgage Corp.
5.50%, 05/01/37	8,841	8,718
5.50%, 06/01/37	9,444	9,313
		18,031
Federal National Mortgage Association - 1.9%
Federal National Mortgage Association
6.00%, 03/01/36	719	726
5.50%, 07/01/37	6,385	6,301
6.00%, 07/01/37	4,554	4,600
		11,627

Total Government and Agency Obligations (cost $29,312)		29,658

SHORT TERM INVESTMENTS - 14.4%
Mutual Funds - 0.7%
JNL Money Market Fund, 2.37% (a) (h)	4,254	4,254

Securities Lending Collateral - 13.7%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	86,137	85,388

Total Short Term Investments (cost $90,391)		89,642

Total Investments - 113.3% (cost $757,173)		704,575
Other Assets and Liabilities, Net - (13.3%)		-82,662
Total Net Assets - 100%		$621,913

JNL/Franklin Templeton Mutual Shares Fund * (v)
COMMON STOCKS - 90.3%
CONSUMER DISCRETIONARY - 12.6%
Comcast Corp. - Special Class A	355	$6,658
Home Depot Inc.	148	3,468
Mattel Inc.	209	3,579
News Corp. Inc. - Class A	373	5,614
Time Warner Cable Inc. - Class A (c)	39	1,033
Time Warner Inc.	265	3,921
Other Securities		17,763
		42,036
CONSUMER STAPLES - 20.5%
British American Tobacco Plc	213	7,358
Cadbury Plc	218	2,735
Carrefour SA	46	2,611
Coca-Cola Enterprises Inc.	141	2,432
CVS Caremark Corp.	135	5,341
Imperial Tobacco Group Plc	179	6,661
Kraft Foods Inc. - Class A	109	3,099
Kroger Co.	118	3,398
KT&G Corp.	35	3,041
Nestle SA	114	5,123
Pernod-Ricard SA	36	3,656
Philip Morris International Inc.	64	3,175

Reynolds American Inc.	85	3,949
Wal-Mart Stores Inc.	56	3,148
Other Securities		12,779
		68,506
ENERGY - 3.9%
Royal Dutch Shell Plc - Class A	102	4,152
Other Securities		8,781
		12,933
FINANCIALS - 17.3%
Berkshire Hathaway Inc. - Class B (c)	2	9,396
Danske Bank A/S	88	2,520
Fortis	222	3,534
SLM Corp. (c)	135	2,609
U.S. Bancorp	148	4,135
White Mountains Insurance Group Ltd.	13	5,504
Other Securities		29,930
		57,628
HEALTH CARE - 6.2%
Covidien Ltd.	72	3,430
Pfizer Inc.	201	3,508
Tenet Healthcare Corp. (c)	448	2,490
Other Securities		11,312
		20,740
INDUSTRIALS - 8.4%
A P Moller - Maersk A/S	-	3,171
Deutsche Post AG	128	3,333
Koninklijke Philips Electronics NV	76	2,585
Orkla ASA	421	5,398
Siemens AG	36	3,968
Tyco International Ltd.	63	2,518
Other Securities		7,059
		28,032
INFORMATION TECHNOLOGY - 8.8%
Dell Inc. (c)	241	5,283
LSI Logic Corp. (c)	430	2,638
Microsoft Corp.	192	5,289
Motorola Inc.	335	2,460
Tyco Electronics Ltd.	88	3,155
Other Securities		10,419
		29,244
MATERIALS - 5.5%
International Paper Co.	167	3,890
Koninklijke DSM NV	27	1,562
Weyerhaeuser Co.	108	5,518
Other Securities		7,158
		18,128
TELECOMMUNICATION SERVICES - 2.1%
Other Securities		7,060

UTILITIES - 5.0%
Constellation Energy Group Inc.	68	5,590

E.ON AG	12	2,346
Exelon Corp.	27	2,425
RWE AG	22	2,811
Other Securities		3,574
		16,746

Total Common Stocks (cost $364,460)		301,053

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Other Securities		90

FINANCIALS - 0.2%
Other Securities		591

Total Preferred Stocks (cost $931)		681

OPTIONS - 0.1%
Other Securities		314

Total Options (cost $498)		314

CORPORATE BONDS AND NOTES - 1.5%
CONSUMER DISCRETIONARY - 0.5%
Other Securities		1,602

FINANCIALS - 0.5%
Other Securities		1,813

INDUSTRIALS - 0.0%
Other Securities		5

MATERIALS - 0.5%
Other Securities		1,612

Total Corporate Bonds and Notes (cost $6,182)		5,032

SHORT TERM INVESTMENTS - 7.8%
Federal Home Loan Bank - 4.0%
Federal Home Loan Bank
2.50%, 07/30/08 (j)	2,000	1,997
4.04%, 08/15/08	2,500	2,487
2.02%, 09/03/08	1,000	996
2.11%, 10/17/08	2,000	1,985
2.12%, 11/07/08	3,000	2,973
5.50%, 12/15/08	3,000	2,965
		13,403
Mutual Funds - 3.8%
JNL Money Market Fund, 2.37% (a) (h)	12,751	12,751

Total Short Term Investments (cost $26,161)		26,154

Total Investments - 99.9% (cost $398,232)		333,234
Securities Sold Short, Net - (0.1)%		-608
Other Assets and Liabilities, Net - 0.2%		812
Total Net Assets - 100%		$333,437

Securities Sold Short - 0.1%
FINANCIALS - 0.1%
CME Group Inc.	2	$608

Total Common Stocks Sold Short – 0.1% (proceeds $769)		$608

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 92.4%
CONSUMER DISCRETIONARY - 20.9%
Brown Shoe Co. Inc. (b)	96	$1,294
Brunswick Corp. (b)	79	842
Christopher & Banks Corp. (b)	112	761
DR Horton Inc. (b)	5	52
Ethan Allen Interiors Inc. (b)	53	1,304
Fred’s Inc. (b)	79	891
Gentex Corp. (b)	25	361
Group 1 Automotive Inc. (b)	49	964
Gymboree Corp. (c)	1	44
Hillenbrand Inc.	20	422
Hooker Furniture Corp. (b)	40	688
HOT Topic Inc. (b) (c)	21	113
La-Z-Boy Inc. (b)	140	1,068
M/I Homes Inc. (b)	80	1,258
MDC Holdings Inc.	37	1,441
Men’s Wearhouse Inc. (b)	39	635
Monaco Coach Corp. (b)	33	100
Pier 1 Imports Inc. (b) (c)	179	614
Regis Corp.	76	1,989
Russ Berrie & Co. Inc. (b) (c)	44	351
Saks Inc. (b) (c)	62	682
Thor Industries Inc. (b)	58	1,227
Timberland Co. - Class A (c)	7	122
Tuesday Morning Corp. (b) (c)	156	642
Warnaco Group Inc. (c)	29	1,287
West Marine Inc. (b) (c)	34	137
Winnebago Industries Inc. (b)	65	660
Zale Corp. (b) (c)	54	1,016
		20,965
CONSUMER STAPLES - 1.1%
Casey’s General Stores Inc. (b)	49	1,126

ENERGY - 9.3%
Atwood Oceanics Inc. (c)	5	622
Bristow Group Inc. (b) (c)	30	1,485
CARBO Ceramics Inc. (b)	2	117

General Maritime Corp. (b)	12	298
Global Industries Ltd. (c)	25	450
Helix Energy Solutions Group Inc. (c)	28	1,166
Oil States International Inc. (b) (c)	19	1,218
Overseas Shipholding Group Inc. (b)	12	954
Rowan Cos. Inc. (b)	13	617
Teekay Corp. (b)	15	678
Tidewater Inc. (b)	1	32
Unit Corp. (c)	21	1,701
		9,338
FINANCIALS - 14.1%
American National Insurance Co.	5	490
Arbor Realty Trust Inc. (b)	8	69
Arthur J Gallagher & Co. (b)	14	340
Aspen Insurance Holdings Ltd.	86	2,040
Chemical Financial Corp. (b)	32	653
Corus Bankshares Inc. (b)	85	355
Erie Indemnity Co. - Class A	17	766
IPC Holdings Ltd. (b)	44	1,155
Montpelier Re Holdings Ltd. (b)	112	1,655
Old Republic International Corp.	137	1,622
Peoples Bancorp Inc.	2	44
PMI Group Inc. (b)	55	107
Protective Life Corp.	34	1,298
RLI Corp.	18	900
Security Capital Assurance Ltd.	125	36
StanCorp Financial Group Inc.	29	1,348
TrustCo Bank Corp. (b)	179	1,330
		14,208
HEALTH CARE - 1.8%
Hill-Rom Holdings Inc (b)	20	531
STERIS Corp.	25	713
West Pharmaceutical Services Inc. (b)	12	537
		1,781
INDUSTRIALS - 26.3%
ABM Industries Inc. (b)	69	1,529
American Woodmark Corp. (b)	49	1,033
Apogee Enterprises Inc. (b)	59	947
Brady Corp. - Class A	38	1,319
Briggs & Stratton Corp. (b)	52	659
Carlisle Cos. Inc.	36	1,030
CIRCOR International Inc. (b)	15	750
CNH Global NV	1	48
Dollar Thrifty Automotive Group Inc. (b) (c)	12	109
EMCOR Group Inc. (c)	1	17
Franklin Electric Co. Inc. (b)	32	1,256
Genesee & Wyoming Inc. - Class A (b) (c)	59	2,023
Gibraltar Industries Inc. (b)	132	2,114
Graco Inc. (b)	48	1,808
Kansas City Southern (b) (c)	3	150
Kennametal Inc.	38	1,247

Mine Safety Appliances Co. (b)	33	1,308
Mueller Industries Inc.	40	1,301
Nordson Corp. (b)	16	1,130
Powell Industries Inc. (c)	12	590
Simpson Manufacturing Co. Inc. (b)	41	973
SkyWest Inc.	55	696
Teleflex Inc.	10	573
Trinity Industries Inc. (b)	7	225
Universal Forest Products Inc. (b)	66	1,968
Wabash National Corp. (b)	149	1,127
Watts Water Technologies Inc. (b)	17	423
		26,353
INFORMATION TECHNOLOGY - 4.2%
Avocent Corp. (b) (c)	41	770
Benchmark Electronics Inc. (b) (c)	80	1,301
Cohu Inc. (b)	32	470
Diebold Inc.	8	267
Mettler Toledo International Inc. (c)	13	1,243
Omnivision Technologies Inc. (b) (c)	14	174
		4,225
MATERIALS - 13.3%
Airgas Inc.	20	1,191
AptarGroup Inc. (b)	9	387
Cabot Corp. (b)	38	921
Gerdau AmeriSteel Corp.	98	1,897
Glatfelter	91	1,223
Mercer International Inc. (b) (c)	4	27
Reliance Steel & Aluminum Co.	33	2,536
RPM International Inc.	52	1,075
Steel Dynamics Inc. (b)	72	2,809
Westlake Chemical Corp. (b)	86	1,281
		13,347
UTILITIES - 1.4%
Atmos Energy Corp.	2	42
Energen Corp.	12	913
Sierra Pacific Resources	32	405
		1,360

Total Common Stocks (cost $103,813)		92,703

SHORT TERM INVESTMENTS - 40.1%
Mutual Funds - 8.3%
JNL Money Market Fund, 2.37% (a) (h)	8,328	8,328

Securities Lending Collateral - 31.8%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	32,139	31,860

Total Short Term Investments (cost $40,467)		40,187

Total Investments - 132.5% (cost $144,280)		132,891
Other Assets and Liabilities, Net - (32.5%)		-32,609
Total Net Assets - 100%		$100,282

JNL/Goldman Sachs Core Plus Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (t)	491	$5

CONSUMER STAPLES - 0.0%
VFB LLC (c) (f) (t)	79	1

FINANCIALS - 0.0%
Contifinancial Corp. Liquidating Trust (f) (t)	234	2

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (t)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (b) (c) (f) (t)	2	12

Total Common Stocks (cost $433)		20

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Federal National Mortgage Association,
8.25% (callable at 25 beginning 12/31/10) (b) (p)	27	620
ING Capital Funding Trust III,
8.44% (callable at 100 beginning 12/31/10) (p)	1,575	1,591
TCR Holdings - Class B (f)	-	-
TCR Holdings - Class C (f)	-	-
TCR Holdings - Class D (f)	1	-
TCR Holdings - Class E (f)	1	-
Total Preferred Stocks (cost $2,337)		2,211

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 21.5%
Adjustable Rate Mortgage Trust, 5.00%, 04/25/35 (i)	497	476
Airplanes Pass Through Trust, 10.88%, 03/15/12 (d) (f)	247	-
American Home Mortgage Investment Trust,
4.23%, 02/25/47 (i)	4,303	2,811
Amortizing Residential Collateral Trust,
3.68%, 08/25/32 (i)	82	29
Asset Backed Securities Corp. Home Equity,
5.32%, 04/15/33 (i)	58	42
Banc of America Commercial Mortgage Inc.
5.18%, 09/10/47 (i)	4,000	3,845
5.41%, 09/10/47	4,700	4,464
Banc of America Funding Corp.
5.83%, 06/20/36 (i)	2,736	2,515
5.79%, 10/25/36	1,812	1,755
2.76%, 06/20/47 (i)	1,700	814
Banc of America Mortgage Securities Inc.
4.80%, 09/25/35 (i)	1,748	1,706
BCAP LLC Trust, 3.12%, 11/25/36 (i)	1,130	999
Bear Stearns Adjustable Rate Mortgage Trust
4.45%, 04/25/34 (i)	730	701
4.76%, 11/25/34 (i)	1,809	1,759

5.07%, 06/25/35 (i)	1,902	1,810
Bear Stearns Alt-A Trust, 6.26%, 09/25/47 (i)	3,608	2,772
Bear Stearns Commercial Mortgage Securities Inc.,
5.20%, 12/11/38	5,000	4,664
Bear Stearns Mortgage Funding Trust,
2.64%, 12/25/36 (i)	4,187	3,034
Carrington Mortgage Loan Trust, 2.71%, 12/25/35 (i)	259	257
Chase Mortgage Finance Corp., 4.17%, 02/25/37	847	832
CIT Mortgage Loan Trust
3.48%, 05/25/09 (e) (f) (i) (t)	2,214	1,992
3.73%, 01/25/10 (e) (f) (i) (t)	700	455
3.93%, 09/25/24 (e) (f) (i) (t)	1,280	640
Citigroup Mortgage Loan Trust Inc., 5.70%, 12/25/35 (i)	2,203	1,994
Commercial Mortgage Asset Trust, 7.35%, 01/17/32	400	428
Countrywide Alternative Loan Trust
5.03%, 09/25/35 (i)	356	276
4.91%, 11/25/47 (f) (i)	4,885	3,883
Countrywide Asset-Backed Certificates,
3.73%, 06/25/34 (i)	209	118
Countrywide Home Equity Loan Trust, 2.67%, 05/15/36 (i)	1,864	1,038
Countrywide Home Loan Mortgage Pass Through Trust
4.50%, 02/19/34 (i)	965	906
4.55%, 11/20/34 (i)	630	555
4.90%, 08/20/35 (i)	2,687	2,189
Credit Suisse Mortgage Capital Certificates
5.61%, 02/15/39 (i)	3,060	2,947
5.47%, 09/15/39	6,000	5,703
Deutsche Bank Alternate Loan Trust, 4.95%, 08/25/35 (i)	1,286	1,165
Downey Savings & Loan Association Mortgage Loan Trust
4.45%, 03/19/46 (i)	609	433
4.45%, 03/19/47 (i)	609	354
First Horizon Mortgage Pass Through-Trust,
4.75%, 12/25/34	252	240
GMAC Mortgage Corp. Loan Trust
7.00%, 09/25/37	560	452
7.00%, 09/25/37	564	434
Green Tree Financial Corp., 7.07%, 01/15/29	336	333
GSMPS Mortgage Loan Trust, 2.71%, 02/25/35 (e) (i) (t)	205	195
GSR Mortgage Loan Trust, 5.41%, 10/25/35 (i)	901	876
Harborview Mortgage Loan Trust
2.82%, 06/20/35 (i)	1,538	1,190
5.73%, 12/19/35 (i)	1,432	1,078
2.73%, 01/19/36 (i)	1,618	1,210
6.00%, 08/19/36 (i)	3,002	2,382
Household Home Equity Loan Trust, 3.68%, 11/20/36 (i)	2,361	1,992
Impac CMB Trust, 2.80%, 03/25/35 (i)	223	104
IndyMac Index Mortgage Loan Trust
2.79%, 06/25/34 (i)	532	470
6.28%, 03/25/35 (i)	938	846
5.37%, 08/25/35 (i)	995	826
5.44%, 09/25/35 (i)	1,315	1,027
2.69%, 05/25/46 (i)	1,495	1,048

JPMorgan Chase Commercial Mortgage Securities Corp.,
4.94%, 08/15/42	7,000	6,607
LB-UBS Commercial Mortgage Trust
6.65%, 11/15/27	6,000	6,198
5.32%, 09/15/39	5,000	4,731
Lehman XS Trust
2.74%, 02/25/46 (i)	3,049	2,136
3.33%, 09/25/47 (i)	1,955	1,406
Luminent Mortgage Trust
2.67%, 07/25/36 (i)	1,326	930
2.67%, 05/25/46 (i)	912	652
MASTR Adjustable Rate Mortgages Trust
4.85%, 01/25/36 (i)	1,455	1,405
6.62%, 10/25/34 (i)	381	384
6.76%, 12/25/34 (i)	135	134
4.99%, 12/25/46 (f) (i)	4,829	3,734
MASTR Seasoned Securities Trust, 6.50%, 10/25/32 (i)	475	458
Merit Securities Corp., 3.98%, 09/28/32 (e) (i) (t)	515	479
Mid-State Trust, 7.34%, 07/01/35	278	280
Morgan Stanley Capital I, 5.21%, 11/14/42 (i)	1,500	1,462
Morgan Stanley Mortgage Loan Trust
5.47%, 08/25/34 (i)	269	245
6.10%, 03/25/36 (i)	2,535	1,954
2.60%, 10/25/36 (i)	388	369
Residential Accredit Loans Inc.
6.55%, 10/25/37	4,875	3,849
4.53%, 01/25/46 (i)	1,704	1,313
Residential Funding Mortgage Securities I Inc.,
4.74%, 08/25/35 (i)	955	890
Residential Funding Mortgage Securities I Inc.,
5.19%, 09/25/35	1,501	1,373
Sail Net Interest Margin Notes
7.75%, 04/27/33 (e) (t)	6	-
5.50%, 03/27/34 (e) (t)	45	-
SLM Student Loan Trust, 2.93%, 10/25/17 (i)	1,142	1,140
Structured Adjustable Rate Mortgage Loan Trust
4.38%, 05/25/34	843	770
5.25%, 09/25/34	356	302
5.45%, 11/25/34	1,611	1,484
Structured Asset Mortgage Investments Inc.
6.50%, 08/25/35 (f) (i)	177	138
5.03%, 08/25/47 (i)	4,905	3,644
Structured Asset Securities Corp., 4.53%, 09/25/33	1,000	998
Wachovia Commercial Mortgage Securities Inc. -
Interest Only, 0.81%, 05/17/32 (i) (t)	10,631	157
Washington Mutual Alternative Mortgage Pass-Through
Certificates, 5.44%, 10/25/36 (i)	1,412	1,412
Washington Mutual Mortgage Pass-Through Certificates
4.24%, 06/25/34	1,116	1,090
5.05%, 12/25/35 (i)	3,001	2,923
5.50%, 09/25/36 (i)	1,866	1,789
2.71%, 04/25/45 (i)	230	180

Wells Fargo Alternative Loan Trust, 6.61%, 12/28/37	4,382	3,493
Wells Fargo Mortgage Backed Securities Trust
4.54%, 02/25/35 (i)	3,498	3,449
5.24%, 04/25/36	865	852

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $161,941)		139,874

CORPORATE BONDS AND NOTES - 21.7%
CONSUMER DISCRETIONARY - 2.0%
AMC Entertainment Inc., 11.00%, 02/01/16	55	54
Caesars Entertainment Inc., 8.13%, 05/15/11 (b)	125	100
Clear Channel Communications Inc., 6.25%, 03/15/11	760	644
Comcast Cable Communications Holdings Inc.,
8.38%, 03/15/13	975	1,073
Comcast Corp., 5.50%, 03/15/11	375	375
Comcast Holdings Corp., 10.63%, 07/15/12	875	1,006
COX Communications Inc., 7.88%, 08/15/09	1,475	1,513
CSC Holdings Inc.
8.13%, 08/15/09	150	151
7.25%, 04/15/12	250	235
Dex Media West LLC, 9.88%, 08/15/13	196	176
DirecTV Holdings LLC, 8.38%, 03/15/13	130	134
EchoStar DBS Corp., 6.63%, 10/01/14	575	532
General Motors Corp.
8.25%, 07/15/23 (b)	440	256
8.38%, 07/15/33 (b)	20	12
Hertz Corp., 8.88%, 01/01/14	65	59
Idearc Inc., 8.00%, 11/15/16	315	198
Las Vegas Sands Corp., 6.38%, 02/15/15 (b)	225	191
Liberty Media LLC, 7.88%, 07/15/09	1,700	1,717
MGM Mirage Inc.
6.75%, 09/01/12	205	184
7.63%, 01/15/17 (b)	360	296
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (b)	100	100
News America Inc., 6.65%, 11/15/37	425	415
Pinnacle Entertainment Inc., 8.75%, 10/01/13	175	175
R.H. Donnelley Corp.
6.88%, 01/15/13	35	21
6.88%, 01/15/13	15	9
8.88%, 01/15/16	350	210
Rainbow National Services LLC, 10.38%, 09/01/14 (e) (t)	80	85
Sealy Mattress Co., 8.25%, 06/15/14	175	144
Sinclair Broadcast Group Inc., 8.00%, 03/15/12	35	35
Station Casinos Inc.
6.50%, 02/01/14 (b)	100	58
6.88%, 03/01/16 (b)	15	9
7.75%, 08/15/16 (b)	60	46
Thomson Reuters Corp., 6.50%, 07/15/18	1,375	1,370
Time Warner Cable Inc., 6.55%, 05/01/37	1,750	1,612
Videotron Ltee, 6.38%, 12/15/15	125	116
		13,311

CONSUMER STAPLES - 0.6%
CVS Caremark Corp., 5.75%, 06/01/17	975	959
Kraft Foods Inc., 6.50%, 08/11/17	625	626
Philip Morris International Inc., 5.65%, 05/16/18	2,325	2,260
		3,845
ENERGY - 3.7%
Anadarko Petroleum Corp., 5.95%, 09/15/16	60	60
Canadian Natural Resources Ltd.
5.15%, 02/01/13	900	902
6.25%, 03/15/38	825	774
Chesapeake Energy Corp.
6.63%, 01/15/16	275	264
6.50%, 08/15/17	275	257
Commonwealth Edison Co.
5.80%, 03/15/18	625	610
5.88%, 02/01/33	550	497
5.90%, 03/15/36	625	564
Compagnie Generale de Geophysique-Veritas
7.50%, 05/15/15	80	80
7.75%, 05/15/17	190	190
Dresser-Rand Group Inc., 7.38%, 11/01/14 (k)	213	210
El Paso Corp.
7.88%, 06/15/12 (b)	325	338
7.80%, 08/01/31	33	33
7.75%, 01/15/32	515	516
El Paso Performance-Linked Trust,
7.75%, 07/15/11 (e) (t)	1,290	1,300
Energy Transfer Partners LP
5.95%, 02/01/15	1,850	1,822
6.70%, 07/01/18	1,525	1,535
Enterprise Products Operating LLC, 6.50%, 01/31/19	1,475	1,483
Enterprise Products Operating LP, 7.03%, 01/15/68	775	678
EXCO Resources Inc., 7.25%, 01/15/11	250	246
Gulf South Pipeline Co., 6.30%, 08/15/17 (e) (u)	1,200	1,184
Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	150	140
Kerr-McGee Corp., 6.95%, 07/01/24	1,460	1,514
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,750	1,642
Nexen Inc., 6.40%, 05/15/37	1,200	1,136
ONEOK Partners LP
6.65%, 10/01/36	1,225	1,168
6.85%, 10/15/37	375	366
OPTI Canada Inc., 8.25%, 12/15/14	105	104
Peabody Energy Corp., 6.88%, 03/15/13	80	80
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (k) (u)	120	115
TEPPCO Partners LP, 6.65%, 04/15/18 (b)	1,500	1,518
Transocean Inc., 6.80%, 03/15/38	850	869
Valero Energy Corp., 7.50%, 04/15/32	1,500	1,518
Whiting Petroleum Corp., 7.00%, 02/01/14	150	147
Williams Cos. Inc.
7.13%, 09/01/11	50	51
7.63%, 07/15/19	75	79
7.88%, 09/01/21	100	106

			24,096
FINANCIALS - 12.2%
American Express Bank FSB, 5.50%, 04/16/13		3,375	3,300
American International Group Inc., 6.25%, 03/15/37		370	290
ANZ Capital Trust,
4.48% (callable at 100 beginning 01/15/10) (e) (p) (u)		1,075	1,041
Bank of America Corp., 5.42%, 03/15/17		1,300	1,189
Bear Stearns Cos. Inc., 6.40%, 10/02/17		150	148
Bank of America Corp., 5.75%, 12/01/17		225	211
Bank of America Corp.,
8.00% (callable at 100 beginning 01/30/18) (p)		2,200	2,061
Bear Stearns Cos. Inc., 7.25%, 02/01/18		4,250	4,435
Chubb Corp.
6.38%, 03/29/37 (b)		825	755
6.50%, 05/15/38		375	358
Citigroup Inc.
4.13%, 02/22/10		1,840	1,823
8.40% (callable at 100 beginning 04/30/18) (p)		925	879
6.88%, 03/05/38		2,300	2,219
CNA Financial Corp., 7.25%, 11/15/23		1,500	1,392
Countrywide Home Loans Inc.
5.63%, 07/15/09		1,050	1,024
4.13%, 09/15/09		650	621
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15		1,275	1,207
European Investment Bank, 4.25%, 07/15/13		13,100	13,292
Ford Motor Credit Co.
7.88%, 06/15/10		1,375	1,187
8.03%, 06/15/11 (i)		600	488
General Motors Acceptance Corp.
5.85%, 01/14/09		240	228
7.25%, 03/02/11		25	18
6.88%, 09/15/11		1,025	737
8.00%, 11/01/31		75	49
Host Hotels & Resorts LP
7.13%, 11/01/13		50	47
6.38%, 03/15/15		195	173
HSBC Holdings Plc, 6.80%, 06/01/38		2,650	2,496
International Lease Finance Corp., 4.95%, 02/01/11		700	663
JPMorgan Chase & Co.
6.63%, 03/15/12		1,168	1,204
6.00%, 01/15/18		2,050	1,997
7.90%, 04/29/49 (p)		2,050	1,922
Lehman Brothers Holdings Capital Trust V,
5.86% (callable at 100 beginning 05/31/12) (p)		475	310
Lehman Brothers Holdings Inc.
4.50%, 07/26/10		400	386
5.25%, 02/06/12		500	473
5.38%, 10/17/12	EUR	550	770
5.63%, 01/24/13		725	686
6.20%, 09/26/14		1,175	1,121
Merrill Lynch & Co. Inc.
5.45%, 02/05/13		1,275	1,203

6.40%, 08/28/17		700	649
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (u)		500	538
Morgan Stanley
5.75%, 08/31/12		675	670
5.95%, 12/28/17		825	749
6.63%, 04/01/18		2,775	2,629
MUFG Capital Finance 1 Ltd.,
6.35% (callable at 100 beginning 07/25/16) (p)		1,310	1,135
Nebco Evans Holding Co., 12.38%, 07/15/07 (f)		350	-
PNC Bank NA, 6.88%, 04/01/18		975	967
Residential Capital LLC, 7.38%, 06/30/10 (e) (k) (u)		1,175	494
Resona Preferred Global Securities Cayman Ltd.,
7.19% (callable at 100 beginning 07/30/15) (e) (p) (u)		1,525	1,408
Royal Bank of Scotland Group Plc,
6.99% (callable at 100 beginning 10/05/17) (e) (p) (u)		775	698
Royal Bank of Scotland Group Plc,
9.12% (callable at 100 beginning 03/31/10) (p)		1,025	1,033
Santander Perpetual SA Unipersonal,
6.67% (callable at 100 beginning 10/24/17) (e) (p) (u)		100	97
Simon Property Group LP, 6.13%, 05/30/18		2,325	2,262
SLM Corp., 5.13%, 08/27/12		1,500	1,305
Swiss Re Capital I LP,
6.85% (callable at 100 beginning 05/25/16) (e) (p) (u)		1,175	1,036
Travelers Cos. Inc.,
6.25%, 03/15/37 (callable at 100 beginning 03/15/17)		630	541
UBS AG New Jersey-Credit Linked Bond,
6.00%, 12/31/17 (e) (u)	BRL	1,620	589
VTB Capital SA, 6.61%, 10/31/12 (e) (u)		800	777
Wachovia Corp., 5.50%, 05/01/13		1,050	1,005
WEA Finance LLC, 7.13% 04/15/18 (e) (u)		1,125	1,153
Wells Fargo & Co., 4.38%, 01/31/13		2,550	2,469
Wells Fargo Capital XIII, 7.70%, 12/29/49 (p)		1,950	1,938
White Mountains Re Group Inc., 6.38%, 03/20/17 (e) (u)		1,275	1,141
ZFS Finance USA Trust I
5.88%, 05/09/32 (e) (t)		1,225	1,117
6.15%, 12/15/65 (e) (u)		725	661
			79,464
HEALTH CARE - 0.1%
DaVita Inc., 6.63%, 03/15/13		300	288
HCA Inc.
9.13%, 11/15/14		60	61
9.25%, 11/15/16		460	474
9.63%, 11/15/16		68	70
			893
INDUSTRIALS - 0.4%
Cargill Inc., 5.20%, 01/22/13 (e) (u)		1,425	1,411
Continental Airlines Inc., 6.54%, 03/15/08		5	6
Corrections Corp. of America, 6.25%, 03/15/13		100	96
DRS Technologies Inc., 7.63%, 02/01/18		50	53
Holt Group Inc., 9.75%, 01/15/06 (d) (f)		200	-
Interface Inc.
10.38%, 02/01/10		125	131

9.50%, 02/01/14	50	52
L-3 Communications Corp., 7.63%, 06/15/12	200	202
Radnor Holdings Corp., 11.00%, 03/15/10 (d) (t)	125	-
Safety-Kleen Services, 9.25%, 06/01/08 (d) (f) (t)	375	-
Tyco International Group SA, 6.00%, 11/15/13	590	569
		2,520
INFORMATION TECHNOLOGY - 0.2%
Sungard Data Systems Inc., 9.13%, 08/15/13	75	76
Tyco Electronics Group SA, 6.00%, 10/01/12	450	454
Xerox Corp., 5.50%, 05/15/12	1,050	1,038
		1,568
MATERIALS - 0.4%
ArcelorMittal, 6.13%, 06/01/18 (e) (u)	1,875	1,832
Graphic Packaging International Corp., 9.50%, 08/15/13	190	181
Methanex Corp., 8.75%, 08/15/12	175	185
Owens Brockway Glass Container Inc., 8.25%, 05/15/13	375	384
Plastipak Holdings Inc., 8.50%, 12/15/15 (e) (u)	150	139
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	203
		2,924
TELECOMMUNICATION SERVICES - 1.7%
American Tower Corp., 7.50%, 05/01/12	125	126
AT&T Inc., 6.40%, 05/15/38	2,575	2,465
France Telecom SA, 7.75%, 03/01/11	1,975	2,092
FTD Inc., 7.75%, 02/15/14	170	170
Nextel Communications Inc.
6.88%, 10/31/13	780	659
7.38%, 08/01/15	650	540
Qwest Communications International Inc.
7.50%, 02/15/14	255	242
7.50%, 02/15/14 (k)	80	76
Qwest Corp., 8.88%, 03/15/12 (k)	125	128
Sprint Capital Corp., 8.38%, 03/15/12	475	470
Telecom Italia Capital SA
6.20%, 07/18/11	975	994
6.00%, 09/30/34	925	792
Verizon Communications Inc.
6.10%, 04/15/18	800	794
6.40%, 02/15/38	1,550	1,443
Windstream Corp., 8.63%, 08/01/16	180	180
		11,171
UTILITIES - 0.4%
AES Corp.
9.38%, 09/15/10	250	263
8.88%, 02/15/11	50	51
FirstEnergy Corp., 7.38%, 11/15/31	240	261
NRG Energy Inc.
7.25%, 02/01/14	100	95
7.38%, 02/01/16	485	457
Pacific Gas & Electric Co.
6.05%, 03/01/34	450	434
5.80%, 03/01/37	300	280
		1,841

Total Corporate Bonds and Notes (cost $149,147)			141,633

GOVERNMENT AND AGENCY OBLIGATIONS - 59.5%
GOVERNMENT SECURITIES - 6.4%
Municipals - 0.7%
Michigan State University - Series B
(insured by AMBAC Assurance Corp.), 2.68%, 02/15/37		2,165	1,738
Phoenix Civic Improvement Corp. Waste Water System -
Series A (insured by MBIA Inc.), 7.58%, 07/01/23		1,700	1,700
Tennessee Valley Authority, 5.98%, 04/01/36		1,250	1,345
			4,783
Sovereign - 4.3%
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17		2,100	2,145
Federative Republic of Brazil - Credit Linked Note,
6.00%, 05/15/17 (e) (f) (u)		9,761	11,806
Hungary Government Bond
7.25%, 06/12/12	HUF	548,000	3,403
6.00%, 10/24/12	HUF	1,075,300	6,367
Province of Quebec, Canada, 4.60%, 05/26/15		1,475	1,470
Region of Lombardy Italy, 5.80%, 10/25/32		750	815
Republic of Argentina
3.09%, 08/03/12 (i)		2,100	1,129
7.00%, 09/12/13		1,090	846
			27,981
Treasury Inflation Index Securities - 1.4%
U.S. Treasury Inflation Index Note
2.00%, 01/15/26 (r)		4,574	5,258
2.38%, 01/15/27 (r)		2,217	2,569
1.75%, 01/15/28 (r)		975	976
			8,803
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 53.1%
Federal Farm Credit Bank - 0.7%
Federal Farm Credit Bank, 4.88%, 12/16/15 (b)		4,600	4,678

Federal Home Loan Bank - 1.1%
Federal Home Loan Bank
5.50%, 07/15/36 (b)		2,000	2,076
5.50%, 05/01/38		5,000	4,930
			7,006
Federal Home Loan Mortgage Corp. - 4.5%
Federal Home Loan Mortgage Corp.
4.00%, 06/01/18		13,097	12,447
4.50%, 03/01/19		8,354	8,146
1156.50%, 06/15/21 (t)		-	1
REMIC, 0.00%, 08/15/35 (0.00% until LIBOR
reaches 6.50%) (k) (t)		58	65
REMIC, 0.00%, 09/15/35 (0.00% until LIBOR
reaches 7.00%) (k) (t)		495	474
5.00%, 12/01/35		812	781
5.00%, 12/01/35		348	335
5.00%, 03/01/36		292	281

5.00%, 06/01/36	3,510	3,375
6.05%, 01/01/37 (i)	2,272	2,321
REMIC, 0.00%, 04/15/37 (0.00% until LIBOR
reaches 6.75%) (k) (t)	406	446
7.00%, 11/01/37, TBA (g)	820	860
		29,532
Federal National Mortgage Association - 46.8%
Federal National Mortgage Association
5.00%, 01/01/18	811	810
5.00%, 02/01/18	896	895
5.00%, 02/01/18	592	591
5.00%, 03/01/18	1,051	1,051
5.00%, 04/01/18	829	828
5.00%, 05/01/18	843	842
5.00%, 06/01/18	836	835
5.00%, 06/01/18	985	984
5.00%, 06/01/18	1,033	1,032
5.00%, 06/01/18	1,029	1,028
5.00%, 06/01/18	904	903
5.00%, 06/01/18	711	710
5.00%, 06/01/18	879	878
5.00%, 06/01/18	1,085	1,084
5.00%, 07/01/18	779	778
5.00%, 07/17/18, TBA (g)	31,000	30,651
5.00%, 09/01/18	675	675
5.00%, 09/01/18	1,039	1,038
5.00%, 10/01/18	693	692
5.00%, 10/01/18	922	920
5.00%, 10/01/18	654	653
5.00%, 11/01/18	720	719
5.00%, 11/01/18	756	755
5.00%, 11/01/18	792	791
5.00%, 11/01/18	951	950
5.00%, 11/01/18	1,091	1,090
5.00%, 12/01/18	674	673
5.00%, 12/01/18	670	669
5.00%, 12/01/18	705	704
5.00%, 12/01/18	586	585
5.00%, 01/01/19	1,104	1,102
5.00%, 01/01/19	758	757
5.00%, 02/01/19	774	771
5.00%, 03/01/19	933	932
5.00%, 03/01/19	663	661
5.00%, 04/01/19	690	688
5.00%, 04/01/19	837	833
5.00%, 04/01/19	712	710
5.00%, 04/01/19	687	684
10.40%, 04/25/19	2	3
5.00%, 05/01/19	810	807
6.00%, 09/01/19	1,736	1,781
6.00%, 12/01/20	2,188	2,245
6.50%, 02/01/26	4	4

8.00%, 08/01/29	2	2
8.00%, 04/01/30	7	8
8.00%, 07/01/30	15	16
8.00%, 08/01/30	4	5
8.00%, 10/01/30	61	67
8.00%, 01/01/31	33	36
8.00%, 01/01/31	17	18
7.50%, 02/01/31	31	33
8.00%, 02/01/31	6	6
7.50%, 03/01/31	33	36
6.00%, 07/01/32	15	15
7.00%, 07/01/32	21	23
REMIC, 0.00%, 05/25/35 (0.00% until LIBOR
reaches 7.00%) (k) (t)	167	174
5.00%, 06/01/35	402	387
7.00%, 08/01/35	1,108	1,165
5.00%, 09/01/35	218	210
5.00%, 09/01/35	41	40
5.00%, 09/01/35	265	255
5.00%, 09/01/35	764	735
5.00%, 11/01/35	35	34
5.00%, 11/01/35	40	39
5.00%, 11/01/35	35	33
5.00%, 11/01/35	327	315
5.00%, 11/01/35, TBA (g)	4,000	3,834
5.51%, 11/01/35 (i)	242	247
7.00%, 11/01/35	568	597
5.00%, 12/01/35	22	21
5.00%, 01/01/36	409	394
5.00%, 01/01/36, TBA (g)	3,220	3,097
5.00%, 02/01/36	5,240	5,040
5.00%, 03/01/36	2,945	2,832
5.00%, 04/01/36	2,721	2,616
5.00%, 05/01/36	13,658	13,103
5.89%, 05/01/36 (i)	1,450	1,469
6.01%, 05/01/36 (i)	1,436	1,462
5.00%, 06/01/36	1,442	1,389
5.92%, 07/01/36 (i)	1,396	1,415
6.00%, 07/14/36, TBA (g)	28,000	28,245
6.01%, 08/01/36 (i)	1,511	1,537
5.88%, 09/01/36 (i)	1,504	1,529
6.50%, 09/01/36	629	648
REMIC, 0.00%, 09/25/36 (0.00% until LIBOR
reaches 7.00%) (k) (t)	227	231
6.50%, 10/01/36	624	643
7.00%, 10/01/36	538	565
6.50%, 11/01/36	829	855
5.50%, 02/01/37	885	849
7.00%, 03/01/37	38	39
7.00%, 04/01/37	27,468	28,822
7.00%, 05/01/37	68	72
5.50%, 07/01/37	-	-

7.00%, 08/01/37	18,669	19,591
7.00%, 08/01/37	-	-
7.50%, 08/01/37	941	994
6.50%, 09/01/37	58	60
7.00%, 09/01/37	19,228	20,176
6.50%, 10/01/37	864	891
6.50%, 10/01/37	6	6
6.50%, 10/01/37	574	592
7.00%, 10/01/37	5,367	5,631
6.50%, 11/01/37	120	124
6.50%, 11/01/37	56	58
6.50%, 11/01/37	76	78
6.50%, 11/01/37	205	211
7.00%, 11/01/37	3,889	4,081
7.50%, 11/01/37	4,409	4,656
7.50%, 11/01/37	931	984
7.50%, 11/01/37	927	979
7.50%, 11/01/37	638	674
6.50%, 12/01/37	192	198
6.50%, 12/01/37	12	13
6.50%, 12/01/37	18	19
6.50%, 12/01/37	43	44
6.50%, 12/01/37	66	68
6.50%, 12/01/37	11	11
6.50%, 12/01/37	4	4
6.50%, 12/01/37	248	255
6.50%, 12/01/37	2,827	2,914
6.50%, 12/01/37	189	195
6.50%, 12/01/37	95	98
6.50%, 12/01/37	13	13
6.50%, 12/01/37	23	23
6.50%, 12/01/37	109	112
6.50%, 12/01/37	172	177
7.50%, 12/01/37	1,844	1,947
6.50%, 01/01/38	103	106
6.50%, 01/01/38	86	89
6.50%, 01/01/38	112	116
6.50%, 01/01/38	9	10
6.50%, 01/01/38	83	86
6.50%, 01/01/38	75	78
6.50%, 01/01/38	177	182
6.50%, 01/01/38	111	114
6.50%, 01/01/38	168	173
6.50%, 01/01/38	225	232
6.50%, 01/01/38	149	154
6.50%, 01/01/38	76	78
7.00%, 01/01/38	4,593	4,820
7.00%, 01/01/38	2,770	2,907
7.50%, 01/01/38	942	995
7.50%, 01/01/38	901	951
5.50%, 02/01/38	16,467	16,238
5.50%, 03/01/38	33,375	32,936

5.00%, 04/01/38	1,543	1,480
5.00%, 05/01/38	5,457	5,235
5.00%, 05/01/38	81	78
		304,930

Total Government and Agency Obligations (cost $384,310)		387,713

SHORT TERM INVESTMENTS - 7.4%
Mutual Funds - 6.5%
JNL Money Market Fund, 2.37% (a) (h)	42,656	42,656

Securities Lending Collateral - 0.9%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	5,658	5,608

Total Short Term Investments (cost $48,314)		48,265

Total Investments - 110.4% (cost $746,482)		719,715
Forward Sales Commitments, Net – (4.6%)		-30,089
Other Assets and Liabilities, Net - (5.8%) (m) (o)		-37,923
Total Net Assets - 100%		$651,703

Forward Sales Commitments - 4.6%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.6%
Federal National Mortgage Association - 4.6%
Federal National Mortgage Association
7.00%, 07/17/30	22,000	$23,059
5.50%, 06/01/36	4,000	3,943
6.50%, 07/01/36	3,000	3,087

Total Forward Sales Commitments (proceeds $30,011)		$30,089

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 10.5%
BorgWarner Inc.	28	$1,225
Cablevision Systems Corp. - Class A (b) (c)	108	2,445
Charter Communications Inc. - Class A (b) (c)	395	415
DISH Network Corp. (c)	63	1,855
Fortune Brands Inc.	58	3,605
H&R Block Inc.	107	2,289
J.C. Penney Co. Inc. (b)	19	683
Johnson Controls Inc.	47	1,339
Mattel Inc.	54	920
MDC Holdings Inc.	18	712
Newell Rubbermaid Inc.	116	1,944
Nordstrom Inc. (b)	14	416
NVR Inc. (b) (c)	2	775
Ross Stores Inc.	30	1,079
Tenneco Inc. (b) (c)	22	295

TJX Cos. Inc.	48	1,521
		21,518
CONSUMER STAPLES - 6.4%
Campbell Soup Co.	28	941
Clorox Co.	55	2,882
Coca-Cola Enterprises Inc.	34	588
ConAgra Foods Inc. (b)	81	1,555
Energizer Holdings Inc. (c)	5	391
General Mills Inc.	18	1,108
Herbalife Ltd.	20	774
Lorillard Inc. (c)	10	693
Reynolds American Inc.	12	546
Safeway Inc.	41	1,158
SUPERVALU Inc.	83	2,555
		13,191
ENERGY - 15.0%
Denbury Resources Inc. (c)	59	2,171
Dril-Quip Inc. (b) (c)	34	2,142
EOG Resources Inc.	27	3,557
EXCO Resources Inc. (b) (c)	79	2,925
Hess Corp.	32	4,010
Newfield Exploration Co. (c)	31	2,019
Petroleum Development Corp. (c)	12	769
Range Resources Corp.	81	5,300
Smith International Inc.	28	2,365
W-H Energy Services Inc. (c)	22	2,128
Whiting Petroleum Corp. (c)	30	3,208
		30,594
FINANCIALS - 20.8%
Annaly Capital Management Inc. (b)	180	2,786
Apartment Investment & Management Co. (b)	64	2,194
Assurant Inc.	24	1,556
Camden Property Trust (b)	19	862
CIT Group Inc. (b)	66	451
Comerica Inc. (b)	29	737
Commerce Bancshares Inc. (b)	36	1,439
DCT Industrial Trust Inc.	71	585
Everest Re Group Ltd.	29	2,274
Genworth Financial Inc. - Class A	86	1,525
Hudson City Bancorp Inc.	89	1,492
Huntington Bancshares Inc. (b)	47	272
Invesco Ltd.	82	1,970
KeyCorp (b)	20	223
Lazard Ltd. - Class A	12	405
Lazard Ltd. - Class A	1	26
Legg Mason Inc.	52	2,252
Lincoln National Corp.	25	1,135
M&T Bank Corp. (b)	21	1,509
Northern Trust Corp.	29	1,954
PartnerRe Ltd. (b)	23	1,584
Pennsylvania Real Estate Investment Trust (b)	37	848

Philadelphia Consolidated Holding Co. (c)	36	1,208
Principal Financial Group Inc. (b)	19	804
RenaissanceRe Holdings Ltd.	17	748
SLM Corp. (c)	74	1,429
Synovus Financial Corp. (b)	115	1,006
Torchmark Corp.	16	961
Unum Group	66	1,355
Vornado Realty Trust	29	2,577
Webster Financial Corp.	39	720
Willis Group Holdings Ltd.	54	1,706
WR Berkley Corp.	59	1,419
XL Capital Ltd. - Class A	18	375
		42,387
HEALTH CARE - 4.7%
Coventry Health Care Inc. (c)	8	251
Edwards Lifesciences Corp. (b) (c)	26	1,639
Health Net Inc. (c)	9	216
IMS Health Inc.	72	1,669
Kinetic Concepts Inc. (b) (c)	39	1,544
Laboratory Corp. of America Holdings (b) (c)	37	2,583
PerkinElmer Inc.	59	1,646
		9,548
INDUSTRIALS - 7.0%
Alliant Techsystems Inc. (b) (c)	10	1,003
Allied Waste Industries Inc. (c)	228	2,880
Chicago Bridge & Iron Co. NV - NYS	12	469
Cooper Industries Ltd. - Class A	23	895
Eaton Corp.	19	1,578
General Cable Corp. (b) (c)	20	1,222
Ingersoll-Rand Co. Ltd. - Class A	11	405
KBR Inc.	20	712
Landstar System Inc.	12	650
Lennox International Inc. (b)	14	407
Monster Worldwide Inc. (b) (c)	36	745
Parker Hannifin Corp.	23	1,632
Rockwell Collins Inc.	10	491
Ryder System Inc. (b)	17	1,184
		14,273
INFORMATION TECHNOLOGY - 7.8%
Activision Inc. (c)	43	1,475
Amphenol Corp. - Class A	96	4,298
Autodesk Inc. (c)	22	732
CommScope Inc. (c)	58	3,050
Iron Mountain Inc. (b) (c)	119	3,149
Seagate Technology Inc.	165	3,160
Tessera Technologies Inc. (c)	3	50
		15,914
MATERIALS - 6.1%
Albemarle Corp.	74	2,943
Celanese Corp. - Class A	41	1,863
CF Industries Holdings Inc.	14	2,130
United States Steel Corp.	30	5,564

		12,500
TELECOMMUNICATION SERVICES - 1.6%
Embarq Corp. (b)	70	3,310

UTILITIES - 15.1%
American Electric Power Co. Inc.	42	1,706
CMS Energy Corp. (b)	33	494
Constellation Energy Group Inc.	9	779
DPL Inc. (b)	126	3,311
Edison International Inc.	66	3,379
Entergy Corp.	39	4,652
Equitable Resources Inc.	43	2,946
FirstEnergy Corp.	41	3,337
PG&E Corp.	57	2,277
PPL Corp.	107	5,614
Sempra Energy	19	1,065
Wisconsin Energy Corp.	22	1,011
		30,571

Total Common Stocks (cost $203,165)		193,806

SHORT TERM INVESTMENTS - 23.3%
Mutual Funds - 4.5%
JNL Money Market Fund, 2.37% (a) (h)	9,093	9,093

Securities Lending Collateral - 18.8%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	38,822	38,484

Total Short Term Investments (cost $47,915)		47,577

Total Investments - 118.3% (cost $251,080)		241,383
Other Assets and Liabilities, Net - (18.3%)		-37,396
Total Net Assets - 100%		$203,987

JNL/Goldman Sachs Short Duration Bond Fund
PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
ING Capital Funding Trust III,
8.44% (callable at 100 beginning 12/31/10) (p)	2,350	$2,374

Total Preferred Stocks (cost $2,503)		2,374

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 26.2%
Adjustable Rate Mortgage Trust, 5.00%, 04/25/35 (i)	290	278
American Home Mortgage Assets Trust
4.47%, 10/25/46 (i)	2,497	1,810
4.50%, 10/25/46 (i)	2,510	1,900
Banc of America Funding Corp., 2.76%, 06/20/47 (i)	600	287
BCAP LLC Trust, 3.12%, 11/25/36 (i)	346	306
Bear Stearns Adjustable Rate Mortgage Trust

4.45%, 04/25/34 (i)	431	414
5.07%, 06/25/35 (i)	1,070	1,018
5.75%, 07/25/36	728	599
Bear Stearns Alt-A Trust, 6.26%, 09/25/47 (i)	2,706	2,079
Bear Stearns Mortgage Funding Trust, 2.70%, 08/25/36 (i)	1,995	1,502
Capital One Multi-Asset Execution Trust, 4.95%, 09/15/12	6,700	6,811
Chase Issuance Trust, 4.96%, 09/17/12	4,000	4,063
Chase Mortgage Finance Corp. 4.61%, 02/25/37 (i)	838	814
CIT Mortgage Loan Trust,
3.48%, 05/25/09 (e) (f) (i) (t)	1,447	1,303
3.73%, 01/25/10 (e) (f) (i) (t)	430	280
3.93%, 09/25/24 (e) (f) (i) (t)	880	440
Countrywide Alternative Loan Trust
2.67%, 08/25/46 (i)	2,127	1,486
5.03%, 09/25/35 (i)	356	276
Countrywide Home Loan Mortgage Pass Through Trust
4.55%, 11/20/34 (i)	346	305
4.90%, 08/20/35 (i)	1,567	1,277
CS First Boston Mortgage Securities Corp.,
6.53%, 06/15/34	3,500	3,597
7.29%, 09/15/41	3,880	3,965
Downey Savings & Loan Association Mortgage Loan Trust,
2.68%, 11/19/37 (i)	1,621	1,133
First Horizon Mortgage Pass Through-Trust,
4.75%, 12/25/34	126	120
GMAC Mortgage Corp. Loan Trust,
4.39%, 06/25/34 (i)	1,168	1,139
7.00%, 09/25/37	391	300
7.00%, 09/25/37	388	313
GreenPoint Mortgage Funding Trust, 2.66%, 09/25/46 (i)	2,851	2,050
Harborview Mortgage Loan Trust,
5.73%, 12/19/35 (i)	716	539
6.00%, 08/19/36 (i)	1,801	1,429
2.67%, 08/21/36 (i)	2,814	1,975
2.66%, 11/19/36 (i)	2,243	1,578
2.67%, 01/19/38 (i)	1,948	1,391
Household Home Equity Loan Trust,
2.63%, 03/20/36 (i)	2,658	2,355
3.68%, 11/20/36 (i)	1,574	1,328
IndyMac Index Mortgage Loan Trust,
5.37%, 08/25/35 (i)	498	413
5.44%, 09/25/35 (i)	657	513
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.20%, 07/25/35 (i)	884	856
4.74%, 07/25/35 (i)	805	772
4.77%, 07/25/35 (i)	811	787
JPMorgan Mortgage Trust, 5.07%, 07/25/35	631	617
Merrill Lynch Alternative Note Asset Trust,
5.66%, 06/25/37 (i)	2,690	2,054
Residential Accredit Loans Inc.,
6.55%, 10/25/37	1,463	1,155
4.53%, 01/25/46 (i)	1,136	875

Residential Funding Mortgage Securities I Inc.,
5.19%, 09/25/35 (i)	751	686
Structured Adjustable Rate Mortgage Loan Trust,
4.38%, 05/25/34	492	449
5.25%, 09/25/34	194	165
5.45%, 11/25/34	926	853
6.00%, 11/25/37	2,714	2,035
Structured Asset Securities Corp., 4.53%, 09/25/33	1,000	998
Thornburg Mortgage Securities Trust, 2.60%, 07/25/36 (i)	2,395	2,223
Washington Mutual Alternative Mortgage
Pass-Through Certificates
4.38%, 10/25/46 (i)	2,329	1,668
4.37%, 11/25/46 (i)	2,588	1,846
Washington Mutual Mortgage Pass-Through Certificates
4.24%, 06/25/34	638	623
4.45%, 09/25/46 (i)	740	523
4.49%, 09/25/46 (i)	2,661	1,882
4.23%, 03/25/47 (i)	812	557
Wells Fargo Mortgage Backed Securities Trust,
4.53%, 04/25/35 (i)	5,064	4,844
5.59%, 07/25/36 (i)	1,375	1,343

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $93,319)		79,197

CORPORATE BONDS AND NOTES - 19.8%
CONSUMER DISCRETIONARY - 0.7%
COX Communications Inc., 4.63%, 01/15/10	750	746
Time Warner Cable Inc., 5.40%, 07/02/12	425	420
Time Warner Inc., 6.75%, 04/15/11	750	767
		1,933
FINANCIALS - 17.6%
American General Finance Corp., 4.88%, 05/15/10	2,500	2,459
ANZ Capital Trust,
4.48% (callable at 100 beginning 01/15/10) (e) (p) (u)	2,000	1,937
AXA Financial Inc., 7.75%, 08/01/10	2,115	2,230
Bear Stearns Cos. Inc., 6.95%, 08/10/12	904	940
BNP Paribas Capital Trust,
9.00% (callable at 100 beginning 10/27/10) (e) (p) (t)	1,572	1,641
Citigroup Inc., 7.25%, 10/15/11	843	882
Countrywide Home Loans Inc., 4.00%, 03/22/11	1,150	1,047
European Investment Bank, 4.25%, 07/15/13	6,000	6,088
GATX Financial Corp., 5.13%, 04/15/10	750	749
Genworth Financial Inc., 5.23%, 05/16/09	2,250	2,261
Greater Bay Bancorp, 5.13%, 04/15/10	750	769
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,245
HSBC Finance Corp.
6.38%, 08/01/10	2,500	2,531
5.70%, 06/01/11	925	932
iStar Financial Inc., 5.13%, 04/01/11	750	641
JPMorgan Chase & Co.,
4.75%, 05/01/13	1,650	1,604

7.00%, 11/15/09	1,215	1,242
Kreditanstalt fuer Wiederaufbau, 3.75%, 06/27/11 (b)	7,300	7,347
Lehman Brothers Holdings Inc., 5.75%, 07/18/11	2,000	1,931
Marsh & McLennan Cos. Inc., 5.15%, 09/15/10	750	745
Merrill Lynch & Co. Inc., 3.12%, 07/25/11 (i)	1,250	1,140
Morgan Stanley, 5.05%, 01/21/11	1,925	1,903
National Australia Bank Ltd., 8.60%, 05/19/10	3,000	3,210
Royal Bank of Scotland Group Plc,
9.12% (callable at 100 beginning 03/31/10) (p)	2,150	2,166
Santander Central Hispano Issuances Ltd.,
7.63%, 11/03/09	2,000	2,051
Union Planters Corp., 7.75%, 03/01/11	1,500	1,533
Wachovia Capital Trust III,
5.80% (callable at 100 beginning 03/15/11) (p)	650	442
Waddell & Reed Financial Inc., 5.60%, 01/15/11	750	746
ZFS Finance USA Trust I, 6.15%, 12/15/65 (e) (u)	500	456
		52,868
HEALTH CARE - 0.0%
UnitedHealth Group Inc., 5.50%, 11/15/12	125	123

INFORMATION TECHNOLOGY - 0.3%
Oracle Corp., 5.00%, 01/15/11	1,000	1,019

TELECOMMUNICATION SERVICES - 1.2%
Ameritech Capital Funding Corp., 6.25%, 05/18/09	2,000	2,028
Sprint Capital Corp., 7.63%, 01/30/11	400	393
Verizon Global Funding Corp., 7.25%, 12/01/10	1,250	1,327
		3,748

Total Corporate Bonds and Notes (cost $60,070)		59,691

GOVERNMENT AND AGENCY OBLIGATIONS - 42.9%
GOVERNMENT SECURITIES - 9.7%
Treasury Inflation Index Securities - 1.7%
U.S. Treasury Inflation Index Note, 3.88%, 01/15/09 (r)	2,654	5,272
U.S. Treasury Securities - 8.0%
U.S. Treasury Bond Strip Principal, 8.00%, 11/15/21 (j)	6,500	3,492
U.S. Treasury Bond
4.50%, 02/15/36 (b)	400	398
4.38%, 02/15/38 (b)	740	721
U.S. Treasury Note
4.13%, 08/31/12 (b)	13,200	13,663
2.88%, 01/31/13 (b)	2,500	2,457
3.13%, 04/30/13 (b)	3,300	3,272
		24,003
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.2%
Federal Home Loan Bank - 10.3%
Federal Home Loan Bank
3.71%, 12/23/09 (o)	20,000	20,210
3.25%, 03/11/11	11,200	11,131
		31,341

Federal Home Loan Mortgage Corp. - 4.6%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14	32	32
4.00%, 03/01/14	45	44
4.00%, 03/01/14	187	184
4.00%, 03/01/14	42	42
4.00%, 03/01/14	38	37
4.00%, 03/01/14	48	47
4.00%, 03/01/14	53	52
4.00%, 03/01/14	54	53
4.00%, 03/01/14	57	56
4.00%, 04/01/14	46	45
4.00%, 04/01/14	25	25
4.00%, 04/01/14	34	33
4.50%, 04/01/18	65	64
5.00%, 06/01/18	710	708
4.50%, 11/01/18	97	94
4.50%, 05/01/19	143	139
5.50%, 10/01/19	805	816
4.50%, 04/01/20	327	320
4.50%, 08/01/20	221	216
3.54%, 09/01/33 (i)	444	446
3.77%, 09/01/33 (i)	80	81
4.47%, 10/01/34 (i)	173	174
4.36%, 11/01/34 (i)	116	118
4.38%, 11/01/34 (i)	327	327
4.39%, 11/01/34 (i)	101	102
4.48%, 11/01/34 (i)	160	162
4.36%, 01/01/35 (i)	204	205
4.33%, 02/01/35 (i)	234	236
4.35%, 02/01/35 (i)	155	157
4.42%, 02/01/35 (i)	366	366
4.43%, 02/01/35 (i)	210	211
4.44%, 02/01/35 (i)	198	201
4.45%, 02/01/35 (i)	101	102
4.50%, 02/01/35 (i)	254	257
4.38%, 06/01/35 (i)	1,567	1,592
5.15%, 09/01/35 (i)	1,404	1,422
4.43%, 10/01/35 (i)	1,469	1,476
4.75%, 11/01/35 (i)	1,270	1,279
5.17%, 03/01/36 (i)	1,654	1,655
REMIC, 0.00%, 03/15/37 (0.00% until LIBOR
reaches 7.25%) (k) (t)	327	294
		13,870
Federal National Mortgage Association - 17.0%
Federal National Mortgage Association
5.50%, 01/01/17	121	123
5.50%, 01/01/17	87	89
5.50%, 01/01/17	191	194
5.50%, 03/01/18	128	130
5.50%, 12/01/18	659	670
5.50%, 01/01/19	1,402	1,426

5.50%, 05/01/19	718	731
4.61%, 03/01/33 (i)	15	15
4.38%, 06/01/33 (i)	1,204	1,223
4.67%, 06/01/33 (i)	166	167
4.58%, 07/01/33 (i)	116	118
3.68%, 09/01/33 (i)	11	12
4.01%, 12/01/33 (i)	16	16
4.27%, 12/01/33 (i)	1,848	1,870
4.38%, 04/01/34 (i)	49	49
4.77%, 10/01/34 (i)	61	62
4.20%, 11/01/34 (i)	1,869	1,904
4.56%, 11/01/34 (i)	441	450
4.64%, 11/01/34 (i)	23	23
4.52%, 12/01/34 (i)	216	220
4.33%, 01/01/35 (i)	80	81
4.45%, 01/01/35 (i)	258	261
4.48%, 01/01/35 (i)	261	264
4.51%, 01/01/35 (i)	284	287
4.29%, 02/01/35 (i)	150	151
4.43%, 02/01/35 (i)	631	643
4.41%, 03/01/35 (i)	233	235
4.66%, 04/01/35 (i)	363	368
4.76%, 04/01/35 (i)	1,367	1,375
4.83%, 04/01/35 (i)	1,164	1,177
4.25%, 05/01/35 (i)	1,573	1,580
4.38%, 05/01/35 (i)	337	340
5.18%, 05/01/35 (i)	954	958
3.98%, 06/01/35 (i)	1,491	1,492
4.50%, 06/01/35 (i)	1,242	1,250
4.83%, 07/01/35 (i)	1,726	1,736
4.93%, 07/01/35 (i)	1,485	1,498
4.31%, 08/01/35 (i)	1,194	1,204
4.58%, 08/01/35 (i)	1,615	1,613
REMIC, Interest Only, 2.70%, 08/25/35 (t)	48	9
4.78%, 11/01/35 (i)	1,628	1,654
4.90%, 11/01/35 (i)	1,248	1,253
4.79%, 02/01/36 (i)	1,888	1,891
5.24%, 02/01/36 (i)	2,245	2,247
5.06%, 03/01/36 (i)	1,649	1,651
5.13%, 03/01/36 (i)	1,347	1,352
REMIC, 0.00%, 02/25/37 (0.00% until LIBOR
reaches 7.25%) (k) (t)	564	524
7.00%, 03/01/37	3,383	3,550
7.00%, 04/01/37	3,399	3,567
7.50%, 09/01/37	7,143	7,546
		51,249
Government National Mortgage Association - 1.3%
Government National Mortgage Association
7.00%, 12/15/17	3,174	3,309
5.50%, 07/15/20	547	557
		3,866

Total Government and Agency Obligations (cost $128,574)		129,601

SHORT TERM INVESTMENTS - 14.9%
Commercial Paper - 4.0%
Amstel Funding Corp., 2.79%, 09/05/08	3,000	2,984
Aspen Funding Corp., 2.66%, 09/05/08	3,000	2,983
Ciesco LLC, 2.69%, 09/05/08	3,000	2,983
Falcon Asset Securitization Corp., 2.60%, 09/05/08	3,000	2,983
		11,933
Mutual Funds - 4.1%
JNL Money Market Fund, 2.37% (a) (h)	12,361	12,361

Securities Lending Collateral - 6.8%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	20,819	20,638

Total Short Term Investments (cost $45,121)		44,932

Total Investments - 104.6% (cost $329,587)		315,795
Other Assets and Liabilities, Net - (4.6%)		-13,903
Total Net Assets - 100%		$301,892

JNL/JPMorgan International Value Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 10.2%
Compagnie Generale des Etablissements Michelin (b)	73	$5,209
Daimler AG	157	9,710
Honda Motor Co. Ltd.	309	10,488
Sodexho Alliance SA	88	5,789
Toyota Motor Corp.	333	15,730
TUI Travel Plc	808	3,282
Vivendi Universal SA (b)	268	10,118
		60,326
CONSUMER STAPLES - 4.7%
Britvic Plc	478	2,748
Imperial Tobacco Group Plc	241	8,964
Japan Tobacco Inc.	2	8,626
Kao Corp.	127	3,331
Kirin Holdings Co. Ltd.	252	3,935
		27,604
ENERGY - 13.0%
Afren Plc (b) (c)	995	3,342
BP Plc	1,575	18,249
Royal Dutch Shell Plc - Class A (b)	723	29,637
Total SA (b)	301	25,613
		76,841
FINANCIALS - 33.1%
Allianz AG	100	17,599
Australia & New Zealand Banking Group Ltd. (b)	366	6,569
AXA SA (b)	177	5,217
Banco Santander SA	1,112	20,286

BNP Paribas (b)	123	11,064
China Merchants Bank Co. Ltd.	945	2,969
Credit Suisse Group	291	13,233
Daiwa Securities Group Inc.	949	8,723
Fukuoka Financial Group Inc.	940	4,240
Hana Financial Group Inc.	151	5,799
HSBC Holdings Plc	1,393	21,456
ING Groep NV (b)	344	10,865
Intesa Sanpaolo SpA	2,177	12,375
Marfin Popular Bank Public Co. Ltd.	192	1,402
Mitsubishi UFJ Financial Group Inc.	877	7,769
Muenchener Rueckversicherungs AG	68	11,955
Royal Bank of Scotland Group Plc	1,818	7,740
Societe Generale - Class A (b)	114	9,880
Sumitomo Mitsui Financial Group Inc.	1	5,771
Sun Hung Kai Properties Ltd.	418	5,672
UniCredito Italiano SpA	841	5,115
		195,699
HEALTH CARE - 3.5%
Bayer AG	112	9,396
Roche Holding AG	33	5,849
Sanofi-Aventis (b)	76	5,028
		20,273
INDUSTRIALS - 9.8%
Alstom RGPT (b)	24	5,529
BAE Systems Plc	863	7,573
Koninklijke Philips Electronics NV	231	7,810
Kubota Corp. (b)	937	6,733
Marubeni Corp.	554	4,628
Mitsubishi Corp.	319	10,508
Mitsubishi Electric Corp.	713	7,688
Rentokil Initial Plc	1,655	3,260
Ruukki Group Oyj	1,091	4,024
		57,753
INFORMATION TECHNOLOGY - 3.9%
HON HAI Precision Industry Co. Ltd. - GDR	721	3,551
Nintendo Co. Ltd.	13	7,108
Nokia Oyj	89	2,186
Samsung Electronics Co. Ltd.	7	4,154
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (c)	566	6,178
		23,177
MATERIALS - 6.4%
ArcelorMittal	40	3,951
JFE Holdings Inc.	127	6,384
Lafarge SA (b)	39	5,940
Lanxess AG	99	4,054
Makhteshim-Agan Industries Ltd.	604	5,616
Sidenor Steel Production & Manufacturing Co. SA	358	5,462
Vedanta Resources Plc (b)	151	6,540
		37,947
TELECOMMUNICATION SERVICES - 6.7%

Chunghwa Telecom Co. Ltd. – ADR	206	5,220
Royal KPN NV	515	8,800
Singapore Telecommunications Ltd.	1,664	4,427
Vodafone Group Plc	7,266	21,409
		39,856
UTILITIES - 7.7%
E.ON AG (b)	65	13,027
Iberdrola SA (b)	541	7,207
International Power Plc	930	7,971
Suez SA (b)	251	16,995
		45,200

Total Common Stocks (cost $612,185)		584,676

SHORT TERM INVESTMENTS - 21.0%
Mutual Funds - 0.6%
JNL Money Market Fund, 2.37% (a) (h)	3,373	3,373

Securities Lending Collateral - 20.4%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	121,811	120,751

Total Short Term Investments (cost $125,184)		124,124

Total Investments - 120.0% (cost $737,369)		708,800
Other Assets and Liabilities, Net - (20.0%)		-117,994
Total Net Assets - 100%		$590,806

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 11.6%
Best Buy Co. Inc. (b)	15	$606
BorgWarner Inc. (b)	33	1,468
Foot Locker Inc.	88	1,094
Gentex Corp. (b)	128	1,855
Harley-Davidson Inc. (b)	43	1,552
ITT Educational Services Inc. (b) (c)	15	1,264
J Crew Group Inc. (b) (c)	54	1,768
John Wiley & Sons Inc.	49	2,215
Morningstar Inc. (b) (c)	16	1,188
Panera Bread Co. - Class A (b) (c)	19	884
Urban Outfitters Inc. (b) (c)	65	2,040
WABCO Holdings Inc.	34	1,600
WMS Industries Inc. (c)	32	941
		18,475
CONSUMER STAPLES - 1.6%
Whole Foods Market Inc. (b)	34	812
WM Wrigley Jr. Co.	22	1,695
		2,507
ENERGY - 14.0%
Cabot Oil & Gas Corp. - Class A	42	2,855

Cameron International Corp. (c)	46	2,525
Exterran Holdings Inc. (c)	27	1,915
Forest Oil Corp. (b) (c)	48	3,605
Helmerich & Payne Inc. (b)	40	2,874
National Oilwell Varco Inc. (c)	26	2,307
Oceaneering International Inc. (c)	24	1,884
Peabody Energy Corp.	20	1,716
Southwestern Energy Co. (c)	56	2,646
		22,327
FINANCIALS - 10.2%
Affiliated Managers Group Inc. (c)	15	1,327
Apollo Global Management LLC (c) (f) (s) (t)	73	1,009
Interactive Brokers Group Inc. (c)	70	2,246
IntercontinentalExchange Inc. (c)	13	1,459
Investment Technology Group Inc. (c)	56	1,860
Northern Trust Corp.	22	1,491
Och-Ziff Capital Management Group LLC (b)	95	1,810
Philadelphia Consolidated Holding Co. (c)	52	1,763
T. Rowe Price Group Inc.	27	1,504
TD Ameritrade Holding Corp. (c)	103	1,857
		16,326
HEALTH CARE - 13.9%
BioMarin Pharmaceutical Inc. (c)	38	1,098
Celgene Corp. (c)	32	2,043
Cerner Corp. (b) (c)	42	1,887
Covance Inc. (c)	26	2,211
Coventry Health Care Inc. (c)	31	935
DaVita Inc. (c)	37	1,966
DENTSPLY International Inc.	53	1,950
Hologic Inc. (b) (c)	88	1,908
Humana Inc. (c)	28	1,102
Idexx Laboratories Inc. (b) (c)	35	1,684
Illumina Inc. (b) (c)	30	2,626
Shire Ltd. - ADR	16	809
VCA Antech Inc. (b) (c)	71	1,980
		22,199
INDUSTRIALS - 20.4%
AGCO Corp. (c)	24	1,258
Bucyrus International Inc. - Class A (b)	24	1,717
Corrections Corp. of America (c)	98	2,702
Cummins Inc.	23	1,509
First Solar Inc. (c)	6	1,561
FTI Consulting Inc. (c)	19	1,280
General Cable Corp. (b) (c)	25	1,528
JB Hunt Transport Services Inc. (b)	53	1,767
Kaydon Corp. (b)	43	2,191
McDermott International Inc. (c)	31	1,903
Norfolk Southern Corp.	27	1,705
Pall Corp.	35	1,394
Precision Castparts Corp.	19	1,811
Roper Industries Inc. (b)	50	3,312
Shaw Group Inc. (c)	37	2,277

Stericycle Inc. (c)	39	2,014
Waste Connections Inc. (c)	85	2,700
		32,629

INFORMATION TECHNOLOGY - 20.7%
Akamai Technologies Inc. (c)	36	1,263
Amdocs Ltd. (c)	57	1,683
Amphenol Corp. - Class A	92	4,109
Ansys Inc. (c)	42	1,971
Broadcom Corp. - Class A (c)	57	1,544
CommScope Inc. (c)	33	1,763
Dolby Laboratories Inc. - Class A (c)	44	1,789
Electronic Arts Inc. (c)	31	1,395
FLIR Systems Inc. (b) (c)	54	2,202
Genpact Ltd. (b) (c)	58	867
Harris Corp.	29	1,477
Juniper Networks Inc. (b) (c)	59	1,304
KLA-Tencor Corp. (b)	32	1,297
MasterCard Inc. (b)	16	4,357
MEMC Electronic Materials Inc. (c)	30	1,815
Nuance Communications Inc. (b) (c)	55	859
Nvidia Corp. (c)	82	1,527
Seagate Technology Inc.	59	1,125
VeriFone Holdings Inc. (b) (c)	68	808
		33,155
MATERIALS - 3.2%
Century Aluminum Co. (b) (c)	26	1,733
Ecolab Inc.	39	1,693
Rockwood Holdings Inc. (b) (c)	50	1,730
		5,156
TELECOMMUNICATION SERVICES - 2.0%
tw telecom inc. (c)	204	3,269

UTILITIES - 1.7%
Questar Corp. (b)	38	2,719

Total Common Stocks (cost $161,329)		158,762

SHORT TERM INVESTMENTS - 34.3%
Mutual Funds - 2.9%
JNL Money Market Fund, 2.37% (a) (h)	4,565	4,565

Securities Lending Collateral - 31.4%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	50,663	50,223

Total Short Term Investments (cost $55,228)		54,788

Total Investments - 133.6% (cost $216,557)		213,550
Other Assets and Liabilities, Net - (33.6%)		-53,720
Total Net Assets - 100%		$159,830

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.9%
ACE Securities Corp., 2.61%, 02/25/31 (i)	959	$837
Banc of America Commercial Mortgage Inc.,
6.41%, 03/11/32 (e) (t)	2,168	2,402
Commercial Mortgage Pass Through Certificates,
5.45%, 07/16/34 (e) (t)	4,220	4,237
CompuCredit Acquired Portfolio Voltage Master Trust,
2.64%, 09/15/18 (e) (f) (i) (t)	964	848
Countrywide Alternative Loan Trust
2.69%, 07/20/46 (i)	1,415	956
2.68%, 12/20/46 (i)	1,648	1,153
Countrywide Home Equity Loan Trust
2.76%, 02/15/34 (i)	868	545
2.73%, 05/15/34 (e) (f) (i) (t)	1,066	585
Green Tree Financial Corp., 7.07%, 01/15/29	315	313
IndyMac Seconds Asset Backed Trust,
2.61%, 06/25/36 (i) (t)	1,086	410
LB-UBS Commercial Mortgage Trust, 5.35%, 11/15/38	2,520	2,376
MASTR Adjustable Rate Mortgages Trust,
4.31%, 02/25/34 (i)	1,216	981
Morgan Stanley Mortgage Loan Trust, 5.36%, 10/25/34 (i)	855	818
Provident Funding Mortgage Loan Trust,
4.64%, 10/25/35 (i)	792	780
SACO I Inc., 2.61%, 06/25/36 (i) (t)	998	336
Structured Asset Mortgage Investments Inc.,
2.69%, 08/25/36 (i)	1,849	1,331
Superior Wholesale Inventory Financing Trust,
2.57%, 01/15/12 (i)	1,800	1,718
Wells Fargo Mortgage Backed Securities Trust,
6.00%, 06/25/37	1,390	1,347

Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,303)		21,973

GOVERNMENT AND AGENCY OBLIGATIONS - 86.6%
GOVERNMENT SECURITIES - 27.8%
Sovereign - 1.4%
Israel Government AID Bond, 5.26%, 11/01/21 (j)	10,000	5,215

Treasury Inflation Index Securities - 3.8%
U.S. Treasury Inflation Index Note
2.38%, 04/15/11 (b) (r)	2,901	3,624
2.50%, 07/15/16 (r)	2,135	2,650
2.00%, 01/15/26 (b) (r)	4,760	5,559
2.38%, 01/15/27 (r)	1,879	2,245
		14,078
U.S. Treasury Securities - 22.6%
U.S. Treasury Bond
8.88%, 08/15/17 (b)	8,000	10,894
Strip Interest, 8.13%, 08/15/21 (j)	25,000	13,572
5.38%, 02/15/31 (b)	13,000	14,444

U.S. Treasury Note
4.00%, 04/15/10 (b)	5,600	5,742
4.63%, 02/15/17 (b)	22,000	23,162
4.75%, 08/15/17 (b)	15,000	15,891
		83,705
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 58.8%
Federal Home Loan Bank - 3.9%
Federal Home Loan Bank
4.88%, 05/17/17 (b)	10,000	10,131
5.25%, 12/11/20	4,500	4,591
		14,722
Federal Home Loan Mortgage Corp. - 25.8%
Federal Home Loan Mortgage Corp.
7.00%, 07/01/11	1	1
6.50%, 08/01/13	14	14
REMIC, 5.00%, 10/15/17	5,720	5,788
5.00%, 12/15/17 (b)	7,000	6,964
5.00%, 01/15/18	3,500	3,498
5.00%, 02/15/18 (b)	10,000	9,923
5.00%, 03/15/18	4,000	3,987
4.50%, 02/15/20	2,500	2,408
8.00%, 07/01/20	33	35
REMIC, 5.50%, 01/15/27	7,000	6,839
6.00%, 11/01/28	343	350
7.00%, 04/01/29	80	84
7.00%, 10/01/31	4	4
7.00%, 11/01/31	4	4
7.00%, 02/01/32	95	100
7.00%, 03/01/32	92	97
7.00%, 04/01/32	10	11
7.00%, 04/01/32	63	67
REMIC, 4.50%, 04/15/32	183	160
7.00%, 06/01/32	5	5
7.00%, 06/01/32	8	9
7.00%, 08/01/32	7	8
REMIC, 5.00%, 12/15/32	3,500	3,426
5.50%, 01/15/33	7,617	7,664
5.00%, 07/15/33	3,000	2,806
5.00%, 08/01/33	1,454	1,402
REMIC, 5.00%, 08/15/33 (b)	7,000	6,813
5.00%, 09/15/33	8,240	8,031
4.50%, 07/15/34	2,992	2,915
5.50%, 10/15/34	4,000	3,986
5.00%, 12/01/34	6,155	5,928
REMIC, 0.00%, 02/15/35 (0.00% until LIBOR
reaches 7.25%) (k)	5,000	4,774
5.50%, 07/15/36	4,383	4,295
5.87%, 01/01/37 (i)	3,337	3,395
		95,791
Federal National Mortgage Association - 24.1%
Federal National Mortgage Association
5.12%, 02/17/09 (b) (i)	2,000	2,022

12.50%, 09/20/15	1	1
12.00%, 01/01/16	39	43
12.00%, 01/15/16	1	1
12.50%, 01/15/16	16	18
5.00%, 02/01/19	769	766
11.50%, 09/01/19	-	-
5.41%, 10/09/19 (j)	10,000	5,511
10.50%, 08/01/20	5	6
REMIC, 5.00%, 12/25/22	11,111	10,759
6.50%, 03/01/26	4	4
7.00%, 05/01/26	8	8
7.00%, 11/01/28	15	16
7.00%, 12/01/28	6	6
7.00%, 12/01/28	4	4
7.00%, 03/01/29	14	14
7.00%, 03/01/29	6	7
8.00%, 07/01/29	1	1
8.00%, 11/01/29	18	20
8.00%, 12/01/29	21	23
7.00%, 01/01/30	33	35
8.00%, 01/01/30	29	32
8.00%, 02/01/30	6	7
8.00%, 05/01/30	2	2
8.00%, 09/01/30	-	-
8.00%, 10/01/30	26	28
8.00%, 01/01/31	63	68
8.00%, 01/01/31	4	4
6.00%, 02/01/31	292	297
7.50%, 02/01/31	39	42
8.00%, 02/01/31	14	15
8.00%, 02/01/31	11	12
8.00%, 03/01/31	4	5
8.00%, 03/01/31	9	10
8.00%, 03/01/31	4	4
8.00%, 04/01/31	2	2
REMIC, 5.00%, 04/25/32	7,500	7,375
6.00%, 01/01/33	1,046	1,062
REMIC, 3.50%, 07/25/33	4,156	3,791
6.00%, 06/01/35	174	176
5.00%, 09/01/35	168	161
5.00%, 09/01/35	167	161
6.00%, 10/01/35	709	717
6.00%, 10/01/35	354	358
6.00%, 10/01/35	49	50
6.00%, 11/01/35	79	80
6.00%, 11/01/35	514	519
6.00%, 11/01/35	875	884
5.00%, 12/01/35	563	542
5.50%, 01/01/36	3,420	3,385
6.00%, 02/01/36	415	420
6.50%, 02/01/36	1,159	1,195
6.50%, 02/01/36	525	541

6.50%, 02/01/36	482	498
5.00%, 03/01/36	13,697	13,141
6.00%, 03/01/36	404	408
6.00%, 03/01/36	720	727
6.00%, 03/01/36	138	139
6.50%, 03/01/36	2,506	2,583
5.50%, 04/01/36	811	801
5.50%, 04/01/36	209	207
5.50%, 04/01/36	60	59
5.50%, 04/01/36	30	30
5.50%, 04/01/36	33	32
5.50%, 04/01/36	269	266
5.50%, 04/01/36	201	199
5.50%, 04/01/36	156	154
5.50%, 04/01/36	556	549
5.50%, 04/01/36	243	239
6.00%, 04/01/36	347	351
6.00%, 04/01/36	753	761
6.00%, 04/01/36	133	135
5.50%, 05/01/36	83	82
5.50%, 05/01/36	292	288
5.50%, 05/01/36	552	545
5.50%, 05/01/36	874	863
5.50%, 05/01/36	193	190
5.50%, 05/01/36	230	227
5.50%, 05/01/36	37	37
5.50%, 05/01/36	72	71
5.50%, 05/01/36	284	280
5.50%, 05/01/36	27	27
5.50%, 05/01/36	541	534
5.50%, 05/01/36	532	526
5.50%, 05/01/36	326	322
5.50%, 05/01/36	289	285
5.50%, 05/01/36	238	235
5.50%, 05/01/36	145	143
6.00%, 05/01/36	153	155
5.50%, 06/01/36	136	134
5.50%, 06/01/36	29	29
5.50%, 06/01/36	294	291
5.50%, 06/01/36	94	93
5.50%, 06/01/36	444	438
5.50%, 06/01/36	19	20
5.50%, 06/01/36	858	848
5.50%, 06/01/36	581	574
5.50%, 06/01/36	249	246
5.50%, 06/01/36	847	836
5.50%, 06/01/36	148	147
6.00%, 06/01/36	751	758
6.00%, 06/01/36	297	300
6.00%, 06/01/36	322	326
6.00%, 06/01/36	288	291
6.00%, 06/01/36	440	445

6.00%, 06/01/36	348	352
5.50%, 07/01/36	468	462
5.50%, 07/01/36	625	618
5.50%, 07/01/36	150	148
5.50%, 07/01/36	151	149
5.50%, 07/01/36	636	628
6.00%, 07/01/36	316	320
6.00%, 07/01/36	386	390
6.00%, 07/01/36	446	451
5.50%, 08/01/36	609	601
5.50%, 08/01/36	24	24
6.00%, 08/01/36	238	240
6.00%, 08/01/36	284	287
6.00%, 08/01/36	416	420
6.00%, 08/01/36	327	330
6.00%, 09/01/36	198	200
6.00%, 09/01/36	364	368
6.00%, 12/01/36	408	412
REMIC, 4.68%, 06/25/43	10,000	9,834
		89,309
Government National Mortgage Association - 5.0%
Government National Mortgage Association
6.00%, 05/15/32	3	3
6.00%, 07/15/32	1	1
REMIC, 5.00%, 09/20/32 (b)	7,000	6,806
6.00%, 01/15/34	29	29
6.00%, 01/15/34	32	33
6.00%, 06/15/34	9	9
6.00%, 09/15/34	164	167
6.00%, 09/15/34	52	53
6.00%, 09/15/34	766	780
Interest Only, 6.50%, 11/20/34	1,362	190
6.00%, 04/15/35	770	783
6.00%, 04/15/35	243	247
6.00%, 05/15/35	716	729
6.00%, 05/15/35	25	26
6.00%, 06/15/35	34	35
6.00%, 07/15/35	743	756
6.00%, 07/15/35	879	897
6.00%, 01/15/36	2,033	2,068
REMIC, 5.50%, 01/20/37	4,816	4,812
13.50%, 07/15/10	19	21
6.00%, 04/15/29	4	4
		18,449

Total Government and Agency Obligations (cost $318,758)		321,269

SHORT TERM INVESTMENTS - 37.2%
Mutual Funds - 7.0%
JNL Money Market Fund, 2.37% (a) (h)	25,772	25,772

Securities Lending Collateral - 30.2%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	113,090	112,106

Total Short Term Investments (cost $138,862)		137,878

Total Investments - 129.7% (cost $483,923)		481,120
Other Assets and Liabilities, Net - (29.7%)		-110,197
Total Net Assets - 100%		$370,923

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 12.8%
Delek Automotive Systems Ltd.	85	$1,361
Desarrolladora Homex SA de CV - ADR (b) (c)	106	6,198
Ford Otomotiv Sanayi AS	310	2,218
Grupo Televisa SA - ADR	215	5,069
Hero Honda Motors Ltd.	223	3,585
Imperial Holdings Ltd. (b) (c)	568	3,817
Naspers Ltd. - Class N	240	5,218
PT Astra International Tbk	2,942	6,142
Steinhoff International Holdings Ltd.	1,833	3,714
Truworths International Ltd.	1,924	5,625
Woongjin Coway Co. Ltd.	246	7,227
		50,174
CONSUMER STAPLES - 9.9%
AMOREPACIFIC Corp.	5	2,907
British American Tobacco Plc	290	3,929
Eastern Tobacco	61	3,706
Fomento Economico Mexicano SA de CV - ADR	95	4,328
Hindustan Lever Ltd.	152	729
Hite Brewery Co. Ltd. (f)	37	4,170
Kimberly-Clark De Mexico SA	933	3,800
Massmart Holdings Ltd.	523	4,106
Oriflame Cosmetics SA	87	5,554
Souza Cruz SA	202	5,755
		38,984
ENERGY - 7.7%
Eurasia Drilling Co. Ltd. (c) (e) (f) (u)	129	3,345
Oil & Natural Gas Corp. Ltd.	502	9,509
Tenaris SA - ADR (b)	186	13,864
TNK-BP Holdings	1,561	3,458
		30,176
FINANCIALS - 19.2%
Banco Do Brasil SA	479	7,787
Bank Hapoalim BM	1,683	7,419
Bank Mandiri Persero Tbk PT	18,369	5,180
Investcorp Bank (e) (u)	85	2,175
JHSF Participacoes SA	897	4,449
Kookmin Bank	243	14,335
Nedbank Group Ltd., TBA (b) (g)	489	5,730
OTP Bank Rt (c)	54	2,263
Punjab National Bank Ltd.	353	3,061
Sanlam Ltd. (b)	2,182	4,615
Shinhan Financial Group Co. Ltd.	236	10,669
State Bank of India Ltd.	35	1,879
Turkiye Is Bankasi SA	1,757	5,743
		75,305
INDUSTRIALS - 7.8%
Cia de Concessoes Rodoviarias	152	3,003
Cosco Corp. Singapore Ltd. - ADR	284	3,293
Empresa Brasileira de Aeronautica SA - ADR (b)	140	3,699
Eqstra Holdings Ltd. (c)	295	472

GS Engineering & Construction Corp.	35	3,834
Iochpe Maxion SA	146	2,727
Murray & Roberts Holdings Ltd.	287	3,174
Orascom Construction Industries	56	3,830
Plus Expressways Berhad	3,049	2,417
Tam SA – ADR (b)	219	4,185
United Tractors Tbk PT	106	138
		30,772
INFORMATION TECHNOLOGY - 12.8%
Advanced Semiconductor Engineering Inc.	3,109	2,796
Advantech Co. Ltd.	883	2,269
HON HAI Precision Industry Co. Ltd. - GDR	448	4,437
HON HAI Precision Industry Co. Ltd. - GDR	74	736
Novatek Microelectronics Corp.	1,110	3,224
Redecard SA	530	9,791
Samsung Electronics Co. Ltd.	20	12,010
Satyam Computer Services Ltd. - ADR (b)	328	8,035
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	652	7,114
		50,412
MATERIALS - 12.9%
Aquarius Platinum Ltd. (c)	351	5,589
Cemex SA de CV – ADR (b) (c)	221	5,467
Evraz Group SA - GDR	34	3,964
Grasim Industries Ltd (b) (c)	58	2,548
Israel Chemicals Ltd.	300	6,990
Klabin SA	1,165	4,368
Kumba Iron Ore Ltd.	212	8,501
Pretoria Portland Cement Co. Ltd. (b)	1,605	5,859
Shougang Concord International Enterprises Co. Ltd.	2,294	749
Suzano Papel e Celulose SA	315	5,094
VSMPO-AVISMA Corp.	11	1,677
		50,806
TELECOMMUNICATION SERVICES - 10.2%
Egyptian Company For Mobile Services	128	3,891
Mobile Telesystems - ADR	119	9,140
Orascom Telecom Holding SAE	238	3,065
Philippine Long Distance Telephone Co. - ADR (b)	155	8,259
PT Telekomunikasi Indonesia - ADR (b)	232	7,472
Turkcell Iletisim Hizmet AS	1,416	8,098
		39,925
UTILITIES - 1.8%
AES Tiete SA	376	3,890
Companhia Energetica de Minas Gerais	145	3,551
		7,441

Total Common Stocks (cost $409,646)		373,995

PREFERRED STOCKS - 1.6%
MATERIALS - 1.6%
Companhia Vale do Rio Doce - ADR	206	6,114

Total Preferred Stocks (cost $5,492)		6,114

SHORT TERM INVESTMENTS - 15.3%
Mutual Funds - 3.2%
JNL Money Market Fund, 2.37% (a) (h)	12,666	12,666

Securities Lending Collateral - 12.1%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	47,680	47,265

Total Short Term Investments (cost $60,346)		59,931

Total Investments - 112.0% (cost $475,484)		440,040
Other Assets and Liabilities, Net - (12.0%)		-47,083
Total Net Assets - 100%		$392,957

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 11.1%
Brinker International Inc.	193	$3,638
Darden Restaurants Inc.	94	2,993
Foot Locker Inc.	157	1,952
Goodyear Tire & Rubber Co. (c)	86	1,524
HanesBrands Inc. (b) (c)	64	1,723
J.C. Penney Co. Inc. (b)	69	2,493
Leggett & Platt Inc. (b)	240	4,032
Liz Claiborne Inc. (b)	210	2,972
Pacific Sunwear of California Inc. (b) (c)	112	959
		22,286
CONSUMER STAPLES - 9.5%
Campbell Soup Co.	99	3,326
Coca-Cola Enterprises Inc. (b)	216	3,740
Hershey Co. (b)	29	957
McCormick & Co. Inc.	122	4,354
Molson Coors Brewing Co. (b)	84	4,558
Smithfield Foods Inc. (b) (c)	116	2,298
		19,233
ENERGY - 13.2%
BJ Services Co.	127	4,040
Exterran Holdings Inc. (b) (c)	34	2,452
Foundation Coal Holdings Inc. (b)	27	2,356
Holly Corp.	60	2,204
Massey Energy Co.	42	3,947
Patterson-UTI Energy Inc. (b)	82	2,941
Pride International Inc. (c)	85	4,001
Sunoco Inc. (b)	51	2,076
Williams Cos. Inc.	63	2,531
		26,548
FINANCIALS - 16.6%
Ameriprise Financial Inc.	75	3,046
CBL & Associates Properties Inc.	102	2,325

City National Corp.	44	1,843
Federated Investors Inc. - Class B	78	2,681
Hudson City Bancorp Inc. (b)	117	1,957
Lincoln National Corp.	82	3,721
Marsh & McLennan Cos. Inc.	105	2,777
Marshall & Ilsley Corp. (b)	63	960
OneBeacon Insurance Group Ltd.	48	836
PartnerRe Ltd. (b)	40	2,731
Public Storage Inc. (b)	38	3,078
RenaissanceRe Holdings Ltd.	67	2,979
St. Joe Co. (b)	47	1,613
Willis Group Holdings Ltd.	91	2,864
		33,411
HEALTH CARE - 9.3%
Applera Corp. - Applied Biosystems Group (c)	61	2,036
Barr Pharmaceuticals Inc. (c)	57	2,588
Forest Laboratories Inc. (c)	65	2,271
Hospira Inc. (b) (c)	96	3,835
Omnicare Inc. (b)	153	4,001
Warner Chilcott Ltd. (c)	235	3,985
		18,716
INDUSTRIALS - 12.6%
Cintas Corp. (b)	110	2,916
Covanta Holding Corp. (c)	117	3,128
Dover Corp.	42	2,036
Masco Corp. (b)	148	2,322
Pitney Bowes Inc. (b)	151	5,146
Spirit Aerosystems Holdings Inc. (c)	169	3,241
Textron Inc.	62	2,986
USG Corp. (b) (c)	35	1,047
WESCO International Inc. (b) (c)	63	2,507
		25,329
INFORMATION TECHNOLOGY - 13.3%
Agilent Technologies Inc. (c)	123	4,379
Analog Devices Inc.	123	3,920
Arrow Electronics Inc. (c)	82	2,510
Brocade Communications Systems Inc. (c)	254	2,093
Flextronics International Ltd. (c)	452	4,245
Ingram Micro Inc. - Class A (c)	202	3,584
Lexmark International Inc. (c)	64	2,123
NeuStar Inc. - Class A (b) (c)	129	2,770
Sybase Inc. (c)	39	1,149
		26,773
MATERIALS - 6.4%
Ball Corp.	59	2,826
Bemis Co. Inc.	111	2,480
International Flavors & Fragrances Inc.	35	1,375
Louisiana-Pacific Corp. (b)	210	1,785
Packaging Corp. of America (b)	131	2,816
RPM International Inc.	85	1,750
		13,032

TELECOMMUNICATION SERVICES - 1.3%
Citizens Communications Co. (b)	233	2,643

UTILITIES - 4.0%
American Electric Power Co. Inc. (b)	96	3,842
PPL Corp.	20	1,020
Wisconsin Energy Corp.	72	3,269
		8,131

Total Common Stocks (cost $221,873)		196,102

SHORT TERM INVESTMENTS - 26.9%
Mutual Funds - 3.2%
JNL Money Market Fund, 2.37% (a) (h)	6,515	6,515

Securities Lending Collateral - 23.7%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	48,139	47,720

Total Short Term Investments (cost $54,654)		54,235

Total Investments - 124.2% (cost $276,527)		250,337
Other Assets and Liabilities, Net - (24.2%)		-48,754
Total Net Assets - 100%		$201,583

JNL/Lazard Small Cap Equity Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 9.4%
ArvinMeritor Inc. (b)	98	$1,224
Bally Technologies Inc. (b) (c)	28	947
Brown Shoe Co. Inc.	95	1,290
Entravision Communications Corp. (b) (c)	140	563
Iconix Brand Group Inc. (b) (c)	146	1,762
Pacific Sunwear of California Inc. (c)	87	746
Polaris Industries Inc. (b)	32	1,300
Red Robin Gourmet Burgers Inc. (b) (c)	28	763
Ruby Tuesday Inc. (b)	156	844
Texas Roadhouse Inc. - Class A (b) (c)	95	854
		10,293
ENERGY - 10.9%
Alpha Natural Resources Inc. (b) (c)	7	709
Atwood Oceanics Inc. (c)	6	746
Dril-Quip Inc. (c)	13	807
Foundation Coal Holdings Inc.	17	1,470
Goodrich Petroleum Corp. (b) (c)	22	1,808
Oceaneering International Inc. (c)	12	940
Rex Energy Corp. (c)	44	1,154
Trico Marine Services Inc. (b) (c)	32	1,162
TXCO Resources Inc. (b) (c)	170	1,998
W-H Energy Services Inc. (c)	12	1,139
		11,933

FINANCIALS - 13.0%
Bank of the Ozarks Inc. (b)	75	1,113
Digital Realty Trust Inc. (b)	32	1,325
Flagstone Reinsurance Holdings Ltd.	68	800
LaSalle Hotel Properties (b)	43	1,083
Max Capital Group Ltd.	79	1,685
Mid-America Apartment Communities Inc. (b)	23	1,154
Prosperity Bancshares Inc. (b)	48	1,270
Sterling Bancshares Inc.	64	583
Texas Capital Bancshares Inc. (b) (c)	113	1,805
Waddell & Reed Financial Inc. - Class A (b)	67	2,328
Wintrust Financial Corp. (b)	46	1,104
		14,250
HEALTH CARE - 13.6%
Air Methods Corp. (c)	47	1,165
American Medical Systems Holdings Inc. (b) (c)	71	1,057
Cubist Pharmaceuticals Inc. (b) (c)	30	534
Emergency Medical Services Corp. (c)	70	1,589
Five Star Quality Care Inc. (b) (c)	171	809
Gentiva Health Services Inc. (c)	46	876
inVentiv Health Inc. (c)	41	1,145
Kendle International Inc. (b) (c)	36	1,293
Magellan Health Services Inc. (c)	26	944
PSS World Medical Inc. (b) (c)	80	1,311
Skilled Healthcare Group Inc. (c)	125	1,673
Symmetry Medical Inc. (b) (c)	114	1,844
Varian Inc. (c)	13	638
		14,879
INDUSTRIALS - 19.9%
Altra Holdings Inc. (c)	60	1,007
Beacon Roofing Supply Inc. (b) (c)	100	1,065
Colfax Corp. (b) (c)	31	783
Consolidated Graphics Inc. (c)	20	961
Duff & Phelps Corp. - Class A (c)	68	1,131
Dycom Industries Inc. (c)	115	1,673
EMCOR Group Inc. (c)	34	981
Genesis Lease Ltd. - ADR	44	454
Houston Wire & Cable Co. (b)	58	1,150
Kaman Corp. - Class A	62	1,409
Kennametal Inc.	27	872
Knoll Inc. (b)	51	621
Middleby Corp. (b) (c)	42	1,840
Polypore International Inc. (c)	40	1,013
RBC Bearings Inc. (c)	23	773
Regal-Beloit Corp. (b)	32	1,360
Stanley Inc. (c)	34	1,123
Waste Connections Inc. (b) (c)	31	1,004
Watsco Inc. (b)	22	911
Watson Wyatt Worldwide Inc.	31	1,624
		21,755
INFORMATION TECHNOLOGY - 19.4%

Brightpoint Inc. (b) (c)	118	861
CPI International Inc. (c)	108	1,332
Diodes Inc. (c)	23	631
FEI Co. (b) (c)	31	708
Foundry Networks Inc. (b) (c)	52	617
Hughes Communications Inc. (c)	32	1,561
Integrated Device Technology Inc. (c)	143	1,417
Microsemi Corp. (b) (c)	68	1,702
ON Semiconductor Corp. (b) (c)	224	2,057
Plexus Corp. (b) (c)	53	1,462
Secure Computing Corp. (b) (c)	467	1,933
Smart Modular Technologies WWH Inc. (c)	81	310
SRA International Inc. - Class A (c)	80	1,790
TTM Technologies Inc. (c)	128	1,688
United Online Inc. (b)	194	1,946
ValueClick Inc. (c)	77	1,164
		21,179
MATERIALS - 6.4%
Flotek Industries Inc. (b) (c)	48	996
Haynes International Inc. (c)	21	1,197
Headwaters Inc. (b) (c)	93	1,090
Hercules Inc.	47	799
Olympic Steel Inc.	16	1,207
Rockwood Holdings Inc. (b) (c)	29	995
Schnitzer Steel Industries Inc. - Class A (b)	6	711
		6,995
TELECOMMUNICATION SERVICES - 3.5%
Alaska Communications Systems Group Inc. (b)	148	1,762
NTELOS Holdings Corp.	45	1,149
PAETEC Holding Corp. (b) (c)	146	924
		3,835
UTILITIES - 0.6%
South Jersey Industries Inc.	18	654

Total Common Stocks (cost $115,100)		105,773

SHORT TERM INVESTMENTS - 40.3%
Mutual Funds - 6.7%
JNL Money Market Fund, 2.37% (a) (h)	7,373	7,373

Securities Lending Collateral - 33.6%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	37,051	36,728

Total Short Term Investments (cost $44,424)		44,101

Total Investments - 137.0% (cost $159,524)		149,874
Other Assets and Liabilities, Net - (37.0%)		-40,512
Total Net Assets - 100%		$109,362

JNL/Mellon Capital Management 10 X 10 Fund

INVESTMENT FUNDS – 100.0%
JNL/Mellon Capital Management Bond Index Fund (a)	998	$11,242
JNL/Mellon Capital Management International
Index Fund (a)	635	9,897
JNL/Mellon Capital Management JNL 5 Fund (a)	3,915	48,505
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund (a)	754	10,652
JNL/Mellon Capital Management S&P 500 Index Fund (a)	901	9,781
JNL/Mellon Capital Management Small Cap
Index Fund (a)	823	10,054

Total Investment Funds (cost $110,996)		100,131

Total Investments – 100.0% (cost $110,996)		100,131
Other Assets and Liabilities, Net - 0.0%		-5
Total Net Assets - 100%		$100,126

JNL/Mellon Capital Management Bond Index Fund
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
SunTrust Capital VIII, 6.10%, 12/15/36	150	$120

Total Preferred Stocks (cost $136)		120

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.3%
AmeriCredit Automobile Receivables Trust, 5.19%, 11/06/11	400	397
Banc of America Commercial Mortgage Inc.
4.05%, 11/10/38	500	490
5.12%, 07/11/43	150	148
5.77%, 05/10/45 (i)	550	517
4.76%, 07/01/45	350	347
4.89%, 07/10/45	370	361
5.45%, 01/15/49	200	188
5.48%, 01/15/49	350	313
Bear Stearns Commercial Mortgage Securities Inc.
5.41%, 03/11/39 (i)	500	499
4.72%, 02/11/41	1,700	1,636
5.21%, 02/11/44	260	252
Capital Auto Receivables Asset Trust, 5.21%, 03/17/14	1,500	1,523
Capital One Multi-Asset Execution Trust, 4.05%, 03/15/13	250	250
Capital One Multi-Asset Execution Trust, 4.70%, 06/15/15	1,000	990
Chase Issuance Trust, 4.65%, 12/17/12	95	96
Chase Manhattan Bank-First Union National Bank,
7.44%, 08/15/31	46	47
Citigroup Commercial Mortgage Trust, 5.25%, 04/15/40	250	249
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.62%, 10/15/48	250	240
5.65%, 10/15/48	500	461
CS First Boston Mortgage Securities Corp.
5.42%, 05/15/36	350	340
4.83%, 04/15/37	380	358

5.10%, 08/15/38	350	341
CWCapital Cobalt Ltd., 5.22%, 08/15/48	200	190
First Union National Bank-Bank of America,
6.17%, 03/15/33	279	284
GE Capital Commercial Mortgage Corp.,
5.33%, 11/10/45 (i)	200	191
GMAC Commercial Mortgage Securities Inc.,
5.04%, 12/10/41	75	59
Greenwich Capital Commercial Funding Corp.
4.34%, 06/10/36	377	376
5.44%, 03/10/39	500	466
GS Mortgage Securities Corp. II, (2007, GG10, A4)
5.80%, 08/10/45 (i)	500	478
GS Mortgage Securities Corp. II, 5.56%, 11/10/39	400	383
Household Automotive Trust, 5.28%, 09/19/11	387	390
JPMorgan Chase Commercial Mortgage Securities Corp.
5.82%, 05/12/34	121	122
4.74%, 09/12/37	235	234
4.45%, 01/12/38	400	392
4.88%, 01/12/38	500	480
4.77%, 03/12/39	500	481
5.37%, 06/12/41 (i)	250	247
4.74%, 07/15/42	500	474
4.98%, 07/15/42	125	98
4.94%, 08/15/42	278	262
5.42%, 01/15/49	250	232
5.94%, 02/12/49 (i)	200	190
LB Commercial Conduit Mortgage Trust, 6.78%, 06/15/31	196	198
LB-UBS Commercial Mortgage Trust
3.85%, 05/15/27	250	240
3.97%, 03/15/29	250	240
5.59%, 06/15/31	75	75
4.17%, 05/15/32	165	158
5.40%, 02/15/40	250	237
5.42%, 02/15/40	330	307
MBNA Master Credit Card Trust USA, 7.00%, 02/15/12	300	312
Merrill Lynch Mortgage Trust
5.40%, 07/12/34	200	201
5.74%, 08/12/43	250	242
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.41%, 07/12/46	200	190
5.47%, 02/12/39 (i)	250	246
5.17%, 12/12/49	200	186
Morgan Stanley Capital I
5.81%, 06/12/12 (i)	400	394
4.80%, 01/13/41	250	239
5.33%, 11/12/41	250	236
5.94%, 10/15/42 (i)	270	264
5.41%, 03/15/44	350	310
Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36	84	87
Wachovia Bank Commercial Mortgage Trust,
4.44%, 11/15/34	137	135

5.22%, 01/15/41	100	98
5.41%, 07/15/41 (i)	250	245
4.89%, 10/15/41	200	174
4.90%, 10/15/41	500	435
5.25%, 12/15/43	500	486
5.34%, 12/15/43	200	185
5.53%, 12/15/44 (i)	200	176
5.42%, 01/15/45	350	334
6.19%, 06/15/45 (i)	500	417
5.50%, 10/15/48	500	495
Wachovia Commercial Mortgage Securities Inc.,
7.39%, 12/15/31	95	97

Total Non-U.S. Government Agency Asset-Backed Securities (cost $24,578)		23,711

CORPORATE BONDS AND NOTES - 20.9%
CONSUMER DISCRETIONARY - 1.6%
CBS Corp., 7.88%, 07/30/30	125	121
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	250	275
9.46%, 11/15/22	100	121
Comcast Corp.
5.85%, 01/15/10	250	254
6.50%, 01/15/15	50	51
5.65%, 06/15/35	100	85
6.50%, 11/15/35	100	95
6.95%, 08/15/37	100	98
COX Communications Inc.
4.63%, 01/15/10	100	99
5.45%, 12/15/14	150	144
Daimler Finance North America LLC
8.00%, 06/15/10	150	159
7.75%, 01/18/11	250	265
6.50%, 11/15/13	100	104
8.50%, 01/18/31	50	58
Fortune Brands Inc., 5.38%, 01/15/16	250	234
Historic TW Inc., 6.63%, 05/15/29	100	91
Home Depot Inc.
4.63%, 08/15/10	250	247
5.25%, 12/16/13	250	240
J.C. Penney Co. Inc., 6.38%, 10/15/36	100	84
Johnson Controls Inc., 5.50%, 01/15/16	250	240
Lowe’s Cos. Inc., 5.50%, 10/15/35	150	126
Macys Retail Holdings Inc.
4.80%, 07/15/09	150	147
6.90%, 04/01/29	100	85
McDonald’s Corp., 5.35%, 03/01/18	300	293
Mohawk Industries Inc., 6.13%, 01/15/16	250	239
News America Inc.
5.30%, 12/15/14	175	172
6.20%, 12/15/34	50	45

6.40%, 12/15/35	100	95
Omnicom Group Inc., 5.90%, 04/15/16	250	244
Target Corp.
5.88%, 07/15/16	250	254
7.00%, 07/15/31	100	106
Time Warner Cable Inc., 6.55%, 05/01/37	250	230
Time Warner Inc.
6.75%, 04/15/11	250	256
7.63%, 04/15/31	250	254
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	44
Viacom Inc., 6.25%, 04/30/16	250	241
Walt Disney Co., 7.00%, 03/01/32	50	57
Wyndham Worldwide Corp., 6.00%, 12/01/16	150	132
Yum! Brands Inc., 8.88%, 04/15/11	50	54
		6,139
CONSUMER STAPLES - 1.2%
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16	100	92
Archer-Daniels-Midland Co., 5.45%, 03/15/18	350	341
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	70
Coca-Cola Co., 5.75%, 03/15/11	250	262
Coca-Cola Enterprises Inc.
7.13%, 08/01/17	100	112
8.50%, 02/01/22	250	307
ConAgra Foods Inc., 7.88%, 09/15/10	134	142
CVS Caremark Corp., 6.13%, 08/15/16	250	252
Diageo Capital Plc, 4.38%, 05/03/10	50	50
General Mills Inc., 6.00%, 02/15/12	100	103
Grand Metropolitan Investment Corp., 8.00%, 09/15/22	100	114
Kellogg Co., 6.60%, 04/01/11	250	263
Kimberly-Clark Corp., 5.63%, 02/15/12	250	260
Kraft Foods Inc.
6.50%, 11/01/31	100	93
7.00%, 08/11/37	100	99
Kroger Co.
5.50%, 02/01/13	100	100
7.50%, 04/01/31	150	164
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	83
Procter & Gamble Co.
6.88%, 09/15/09	250	261
4.95%, 08/15/14	150	155
5.55%, 03/05/37	100	96
Reynolds American Inc., 7.63%, 06/01/16	250	260
Safeway Inc., 5.80%, 08/15/12	100	102
Sara Lee Corp., 6.25%, 09/15/11	75	77
Wal-Mart Stores Inc.
4.55%, 05/01/13	100	100
5.80%, 02/15/18	350	362
7.55%, 02/15/30	300	338
		4,658
ENERGY - 1.4%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	106
Anadarko Petroleum Corp.

5.95%, 09/15/16	100	100
6.45%, 09/15/36	150	148
Apache Corp., 5.25%, 04/15/13	250	253
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	135
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	54
Conoco Funding Co., 7.25%, 10/15/31	75	86
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	219
ConocoPhillips, 6.65%, 07/15/18	75	82
Devon Energy Corp., 7.95%, 04/15/32	100	119
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	118
EnCana Corp., 6.50%, 08/15/34	100	98
Energy Transfer Partners LP, 5.95%, 02/01/15	250	246
Enterprise Products Operating LP
4.95%, 06/01/10	25	25
5.60%, 10/15/14	25	25
6.88%, 03/01/33	25	26
Hess Corp.
6.65%, 08/15/11	275	288
7.30%, 08/15/31	35	39
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	225	227
5.00%, 12/15/13	75	72
6.00%, 02/01/17	150	148
Marathon Oil Corp., 6.13%, 03/15/12	200	205
Nexen Inc.
5.88%, 03/10/35	50	45
6.40%, 05/15/37	100	95
Occidental Petroleum Corp., 6.75%, 01/15/12	50	54
ONEOK Partners LP, 6.65%, 10/01/36	150	143
PacifiCorp, 5.75%, 04/01/37	150	139
Pemex Project Funding Master Trust, 6.63%, 06/15/35	150	148
Petrobras International Finance Co., 6.13%, 10/06/16	100	100
Petro-Canada, 7.00%, 11/15/28	75	75
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (k) (u)	250	239
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	273
Suncor Energy Inc., 5.95%, 12/01/34	100	92
TransCanada Pipelines Ltd., 6.20%, 10/15/37	100	92
Transocean Inc., 6.80%, 03/15/38	150	153
Valero Energy Corp., 7.50%, 04/15/32	100	101
Weatherford International Inc., 6.35%, 06/15/17	250	253
Williams Cos. Inc., 8.75%, 03/15/32 (k)	250	284
XTO Energy Inc.
4.90%, 02/01/14	75	73
6.75%, 08/01/37	150	152
		5,330
FINANCIALS - 10.1%
Abbey National Plc, 7.95%, 10/26/29	200	203
Aegon NV, 4.75%, 06/01/13	150	143
Allstate Corp.
6.13%, 02/15/12	75	78
5.35%, 06/01/33	75	63
5.55%, 05/09/35	100	85

American Express Bank, 6.15%, 08/28/17	250	244
American Express Co.
4.88%, 07/15/13	250	241
8.15%, 03/19/38	100	111
American General Finance Corp.
4.63%, 09/01/10	150	145
5.40%, 12/01/15	250	212
American International Group Inc.
4.25%, 05/15/13 (k)	500	459
5.85%, 01/16/18	200	187
Ameriprise Financial Inc.,
7.52%, 06/01/66 (callable at 100 beginning 06/01/16)	250	211
Asian Development Bank
4.13%, 09/15/10	350	357
4.25%, 10/20/14	250	251
Assurant Inc., 6.75%, 02/15/34	100	91
AXA SA, 8.60%, 12/15/30	100	108
BAC Capital Trust VI, 5.63%, 03/08/35	300	244
Bank of America Corp.,
4.88%, 09/15/12	150	147
5.75%, 12/01/17	175	164
5.49%, 03/15/19	200	181
Bank of America NA, 6.00%, 10/15/36	250	222
Barclays Bank Plc,
6.86% (callable at 100 beginning 06/15/32) (e) (p) (u)	50	45
BB&T Capital Trust I, 5.85%, 08/18/35	100	79
BB&T Corp., 6.50%, 08/01/11	75	76
Bear Stearns Cos. Inc.
7.63%, 12/07/09	250	258
5.70%, 11/15/14	200	193
6.40%, 10/02/17	250	247
Berkshire Hathaway Finance Corp.
4.63%, 10/15/13	250	251
4.85%, 01/15/15	100	98
Boston Properties LP, 6.25%, 01/15/13 (b)	150	153
Burlington Resources Finance Co., 7.20%, 08/15/31	100	113
Camden Property Trust, 5.00%, 06/15/15	100	87
Capital One Bank, 6.50%, 06/13/13	250	245
Capital One Financial Corp.
5.70%, 09/15/11	250	238
6.15%, 09/01/16	250	220
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	97
Chubb Corp., 5.20%, 04/01/13	100	99
Cincinnati Financial Corp., 6.13%, 11/01/34	100	88
CIT Group Funding Co. of Canada, 4.65%, 07/01/10 (k)	250	209
CIT Group Inc., 5.65%, 02/13/17	350	241
Citigroup Capital XXI,
8.30%, 12/21/57 (callable at 100 beginning 12/21/37)	100	94
Citigroup Inc.
6.00%, 02/21/12	350	353
5.00%, 09/15/14	400	370
5.85%, 08/02/16	250	242

5.50%, 02/15/17	350	319
6.13%, 11/21/17	700	672
6.00%, 10/31/33	50	42
Corp Andina de Fomento, 6.88%, 03/15/12	150	158
Countrywide Home Loans Inc., 4.13%, 09/15/09	250	239
Credit Suisse USA Inc.
6.13%, 11/15/11	100	103
6.50%, 01/15/12	250	259
5.13%, 08/15/15	200	192
7.13%, 07/15/32	100	106
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	243
Eksportfinans ASA, 4.38%, 07/15/09	250	253
ERP Operating LP, 5.25%, 09/15/14	50	46
European Investment Bank
4.13%, 09/15/10	250	256
4.63%, 05/15/14	150	154
4.88%, 02/16/16	250	259
5.13%, 09/13/16	500	525
Export-Import Bank of Korea, 5.13%, 03/16/15	200	185
Federal Home Loan Mortgage Corp., 4.15%, 05/29/13	500	498
Fifth Third Bank, 4.20%, 02/23/10	100	96
Fifth Third Capital Trust IV, 6.50%, 04/15/37	200	116
General Electric Capital Corp.
4.13%, 09/01/09	250	251
4.88%, 10/21/10	250	254
5.88%, 02/15/12	250	259
5.45%, 01/15/13	1,000	1,021
5.00%, 01/08/16	100	96
5.63%, 09/15/17	200	196
6.75%, 03/15/32	350	352
5.88%, 01/14/38	100	91
6.38%, 11/15/67	500	473
Goldman Sachs Group Inc.
7.35%, 10/01/09	350	359
5.25%, 04/01/13	100	98
5.13%, 01/15/15	200	191
6.25%, 09/01/17	200	198
5.95%, 01/18/18	300	288
6.15%, 04/01/18	75	73
5.95%, 01/15/27	250	216
6.13%, 02/15/33	250	224
6.75%, 10/01/37	200	183
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	66
HCP Inc., 6.00%, 01/30/17	150	129
HSBC Finance Capital Trust IX, 5.91%, 11/30/35	250	200
HSBC Finance Corp., 5.25%, 01/14/11	500	501
HSBC Holdings Plc
5.25%, 12/12/12	200	200
7.63%, 05/17/32	150	155
6.50%, 05/02/36	150	139
International Bank for Reconstruction & Development,
7.63%, 01/19/23 (b)	300	386

International Lease Finance Corp., 5.75%, 06/15/11	250	233
iStar Financial Inc., 5.15%, 03/01/12	100	83
John Deere Capital Corp., 7.00%, 03/15/12	250	269
JPMorgan Chase & Co.
6.75%, 02/01/11	250	259
6.63%, 03/15/12	100	103
5.38%, 10/01/12	600	602
5.75%, 01/02/13	100	101
4.75%, 03/01/15	250	236
5.15%, 10/01/15	250	241
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	243
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	62
JPMorgan Chase Capital XX, 6.55%, 09/29/36	100	86
KeyBank NA, 5.80%, 07/01/14	100	86
KFW International Finance Inc., 4.88%, 01/17/17	500	518
Korea Development Bank, 4.75%, 07/20/09	250	251
Kreditanstalt fuer Wiederaufbau
4.63%, 01/20/11	250	255
3.25%, 02/15/11	500	500
3.25%, 03/15/13 (b)	250	244
4.13%, 10/15/14	150	144
Landwirtschaftliche Rentenbank
3.88%, 03/15/10	250	254
5.25%, 07/15/11	500	525
Lehman Brothers Holdings Inc.
7.88%, 08/15/10	250	257
6.63%, 01/18/12	350	346
6.00%, 07/19/12	250	242
6.88%, 07/17/37	250	215
Lincoln National Corp., 7.00%, 05/17/66	250	228
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	99
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	99
MBNA Corp., 7.50%, 03/15/12	100	108
Merrill Lynch & Co. Inc.
4.13%, 09/10/09	250	247
5.00%, 01/15/15	550	501
6.05%, 05/16/16	250	231
6.88%, 04/25/18	350	333
MetLife Inc.
5.00%, 11/24/13	100	98
5.70%, 06/15/35	100	88
6.40%, 12/15/36 (callable at 100 beginning 12/15/31)	100	87
Morgan Stanley
4.25%, 05/15/10	500	485
5.05%, 01/21/11	500	494
6.75%, 04/15/11	300	308
4.75%, 04/01/14	450	410
5.45%, 01/09/17	350	318
7.25%, 04/01/32	25	24
MUFG Capital Finance 1 Ltd.,
6.35% (callable at 100 beginning 07/25/16) (p)	250	217
National Australia Bank Ltd., 8.60%, 05/19/10	150	161

National City Bank, 4.63%, 05/01/13	100	80
National Rural Utilities Cooperative Finance Corp.
5.75%, 08/28/09	200	204
8.00%, 03/01/32	150	172
National Westminster Bank Plc, 7.38%, 10/01/09	250	257
NB Capital Trust, 7.83%, 12/15/26	75	73
Oester Kontrollbank, 4.75%, 11/08/11	250	259
Oesterreichische Kontrollbank AG, 4.75%, 10/16/12	250	258
ORIX Corp., 5.48%, 11/22/11	200	185
PNC Funding Corp., 5.25%, 11/15/15	250	232
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	145
Prudential Financial Inc., 5.70%, 12/14/36	250	212
Realty Income Corp., 6.75%, 08/15/19	150	141
Royal Bank of Scotland Group Plc,
5.00%, 10/01/14	100	97
7.65% (callable at 100 beginning 09/30/31) (p)	155	151
Simon Property Group Inc., 5.25%, 12/01/16	250	230
SLM Corp.
5.00%, 10/01/13	50	44
5.05%, 11/14/14	250	212
SunTrust Bank, 6.38%, 04/01/11	200	204
Swedish Export Credit Corp., 5.13%, 03/01/17	200	206
Textron Financial Corp., 6.00%, 11/20/09	250	259
Travelers Cos. Inc.
6.25%, 03/15/37 (callable at 100 beginning 03/15/17)	250	215
6.25%, 06/15/37	150	139
U.S. Bank NA, 6.38%, 08/01/11	600	627
UBS AG Stamford
5.88%, 07/15/16	250	244
5.88%, 12/20/17	250	243
Unilever Capital Corp., 7.13%, 11/01/10	100	107
Wachovia Bank NA,
7.80%, 08/18/10	250	263
4.88%, 02/01/15	200	182
5.85%, 02/01/37	250	199
Wachovia Corp., 5.25%, 08/01/14	250	233
Washington Mutual Inc.,
4.63%, 04/01/14	100	74
5.13%, 01/15/15	200	154
Wells Fargo & Co.,
4.20%, 01/15/10	100	100
5.00%, 11/15/14	200	198
5.63%, 12/11/17	300	290
Wells Fargo Bank,
6.45%, 02/01/11	100	104
4.75%, 02/09/15	250	238
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	254
		37,939
HEALTH CARE - 1.0%
Abbott Laboratories, 5.88%, 05/15/16	250	257
Aetna Inc., 6.63%, 06/15/36	150	144
Amgen Inc., 5.85%, 06/01/17	200	197

AstraZeneca Plc, 6.45%, 09/15/37	250	255
Baxter International Inc., 4.63%, 03/15/15	75	71
Bristol-Myers Squibb Co., 5.88%, 11/15/36	150	140
Eli Lilly & Co., 5.55%, 03/15/37	100	94
Genentech Inc.
4.75%, 07/15/15	50	49
5.25%, 07/15/35	250	227
GlaxoSmithKline Capital Inc., 4.38%, 04/15/14 (b)	150	146
Johnson & Johnson, 5.95%, 08/15/37	250	260
Merck & Co. Inc., 4.75%, 03/01/15	250	247
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	54
Schering-Plough Corp.
6.00%, 09/15/17	250	247
6.50%, 12/01/33 (l)	50	51
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	144
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	188
UnitedHealth Group Inc., 5.80%, 03/15/36	150	124
WellPoint Inc.
4.25%, 12/15/09	50	49
5.00%, 01/15/11	250	247
5.85%, 01/15/36	100	86
Wyeth
5.50%, 03/15/13 (l)	100	102
6.45%, 02/01/24	100	103
6.70%, 03/15/11 (l)	400	423
		3,905
INDUSTRIALS - 1.0%
3M Co., 5.70%, 03/15/37	150	151
Boeing Capital Corp.
6.10%, 03/01/11 (b)	250	263
5.80%, 01/15/13	125	131
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	150	154
6.15%, 05/01/37	100	94
Caterpillar Inc., 6.05%, 08/15/36	150	149
CSX Corp.
6.75%, 03/15/11	50	53
6.30%, 03/15/12	250	250
Emerson Electric Co., 5.00%, 12/15/14	100	100
General Dynamics Corp., 4.25%, 05/15/13	250	247
General Electric Co., 5.00%, 02/01/13	100	101
Honeywell International Inc., 6.13%, 11/01/11	100	106
Lockheed Martin Corp., 6.15%, 09/01/36	175	173
Masco Corp., 5.88%, 07/15/12	75	72
Norfolk Southern Corp.
7.25%, 02/15/31	75	81
7.05%, 05/01/37	100	108
Northrop Grumman Systems Corp., 7.75%, 03/01/16	150	171
Raytheon Co., 5.38%, 04/01/13	100	104
RR Donnelley & Sons Co.
4.95%, 04/01/14	200	183
5.50%, 05/15/15	50	48

Tyco International Group SA, 6.38%, 10/15/11	91	93
Union Pacific Corp.
5.70%, 08/15/18	250	244
6.63%, 02/01/29	25	26
United Technologies Corp.
6.35%, 03/01/11	75	80
4.88%, 05/01/15	300	298
6.70%, 08/01/28	50	53
Waste Management Inc., 7.38%, 08/01/10	100	104
		3,637
INFORMATION TECHNOLOGY - 0.6%
Cisco Systems Inc., 5.50%, 02/22/16	250	252
Hewlett-Packard Co., 6.50%, 07/01/12	250	266
International Business Machines Corp.,
5.70%, 09/14/17	300	304
6.50%, 01/15/28	200	204
Motorola Inc., 7.63%, 11/15/10	274	279
Oracle Corp.,
5.00%, 01/15/11	250	255
5.75%, 04/15/18	350	350
Tyco Electronics Group SA, 6.00%, 10/01/12	100	102
Xerox Corp., 6.88%, 08/15/11	150	155
		2,167
MATERIALS - 0.6%
Alcan Inc.,
4.88%, 09/15/12	50	49
6.13%, 12/15/33	25	22
Alcoa Inc.,
5.38%, 01/15/13	50	49
5.55%, 02/01/17	200	187
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	98
CRH America Inc., 6.00%, 09/30/16	250	232
Dow Chemical Co.,
6.13%, 02/01/11	50	52
6.00%, 10/01/12	50	52
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	101
Hanson Ltd., 6.13%, 08/15/16	250	248
Lafarge SA, 6.50%, 07/15/16	250	241
Newmont Mining Corp., 5.88%, 04/01/35	50	43
Praxair Inc., 3.95%, 06/01/13	100	96
Rohm & Haas Co., 7.85%, 07/15/29	50	54
Southern Copper Corp., 7.50%, 07/27/35	150	147
Vale Overseas Ltd.,
6.25%, 01/11/16	100	98
6.25%, 01/23/17	150	145
6.88%, 11/21/36	100	93
Weyerhaeuser Co.,
6.75%, 03/15/12	250	257
7.38%, 03/15/32	100	99
		2,363
TELECOMMUNICATION SERVICES - 1.8%

America Movil SAB de CV, 6.38%, 03/01/35	200	190
AT&T Corp., 8.00%, 11/15/31 (l)	500	574
AT&T Inc.
5.30%, 11/15/10	250	256
5.88%, 02/01/12	100	103
5.10%, 09/15/14	150	147
6.15%, 09/15/34	50	47
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	110
BellSouth Corp., 5.20%, 09/15/14	100	99
British Telecommunications Plc
8.38%, 12/15/10 (l)	250	268
8.88%, 12/15/30 (b) (l)	150	180
CenturyTel Inc., 6.00%, 04/01/17	250	225
Deutsche Telekom International Finance BV
8.00%, 06/15/10 (l)	400	423
5.75%, 03/23/16	250	244
8.25%, 06/15/30 (l)	100	115
Embarq Corp., 8.00%, 06/01/36	100	95
France Telecom SA, 8.50%, 03/01/31	250	303
GTE Corp.
6.84%, 04/15/18	250	257
6.94%, 04/15/28	50	49
New Cingular Wireless Services Inc.
7.88%, 03/01/11	250	266
8.75%, 03/01/31	108	128
Qwest Corp., 6.50%, 06/01/17	250	223
Royal KPN NV, 8.00%, 10/01/10	250	265
Southwestern Bell Telephone Co., 7.00%, 07/01/15	100	105
Telecom Italia Capital SA
4.95%, 09/30/14	100	92
6.38%, 11/15/33	50	44
6.00%, 09/30/34	100	86
Telefonica Europe BV, 8.25%, 09/15/30	200	230
TELUS Corp., 8.00%, 06/01/11	200	215
Verizon Communications Inc., 5.58%, 09/15/35	350	308
Verizon Global Funding Corp.
7.25%, 12/01/10	250	265
7.75%, 12/01/30	50	54
Verizon New England Inc., 6.50%, 09/15/11	250	257
Vodafone Group Plc
5.00%, 12/16/13	150	146
5.38%, 01/30/15	100	96
5.63%, 02/27/17	250	241
		6,706
UTILITIES - 1.6%
Alabama Power Co., 5.88%, 12/01/22	100	97
American Electric Power Co. Inc., 5.38%, 03/15/10	100	101
CenterPoint Energy Resources Corp., 7.75%, 02/15/11	150	158
Consolidated Edison Co. of New York Inc., 5.30%, 03/01/35	250	213
Constellation Energy Group Inc.
7.00%, 04/01/12	100	104
7.60%, 04/01/32 (b)	150	150
Consumers Energy Co., 5.50%, 08/15/16	25	25

DCP Midstream LLC 7.88%, 08/16/10	250	262
Duke Energy Carolinas LLC
5.63%, 11/30/12	150	154
5.30%, 10/01/15	200	201
Energy East Corp., 6.75%, 07/15/36	150	143
Enersis SA, 7.40%, 12/01/16	150	161
Exelon Generation Co. LLC
6.95%, 06/15/11 (b)	150	155
5.35%, 01/15/14 (b)	150	144
6.20%, 10/01/17	200	195
FirstEnergy Corp.
6.45%, 11/15/11	125	128
7.38%, 11/15/31	125	136
Florida Power & Light Co., 5.63%, 04/01/34	100	94
Hydro Quebec
8.00%, 02/01/13	250	289
7.50%, 04/01/16	100	119
MidAmerican Energy Co., 6.75%, 12/30/31	50	52
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	100	103
6.13%, 04/01/36	150	144
National Grid Plc, 6.30%, 08/01/16	150	150
NiSource Finance Corp., 5.40%, 07/15/14	75	70
Northern States Power Co., 8.00%, 08/28/12	100	112
Ohio Power Co., 6.00%, 06/01/16	250	248
Oncor Electric Delivery Co.
6.38%, 01/15/15	150	148
7.00%, 09/01/22	150	146
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	244
6.05%, 03/01/34	100	96
Pepco Holdings Inc., 6.45%, 08/15/12	225	229
PPL Electric Utilities Corp., 6.25%, 08/15/09	100	102
Progress Energy Inc.
7.10%, 03/01/11	117	123
7.75%, 03/01/31	50	57
PSEG Power LLC, 8.63%, 04/15/31	75	90
SCANA Corp., 6.88%, 05/15/11	75	78
Scottish Power Plc, 5.38%, 03/15/15	50	48
Sempra Energy, 6.00%, 02/01/13	250	257
Southern California Edison Co., 6.00%, 01/15/34	75	75
Union Electric Co., 6.40%, 06/15/17	100	100
Virginia Electric & Power Co., 6.00%, 01/15/36	150	140
		5,841

Total Corporate Bonds and Notes (cost $81,694)		78,685

GOVERNMENT AND AGENCY OBLIGATIONS - 68.2%
GOVERNMENT SECURITIES - 22.8%
Municipals - 0.3%
New Jersey State Turnpike Authority - Series B

(insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	95	89
New Jersey State Turnpike Authority - Series B
(Prerefunded at 01/01/15, insured by AMBAC
Assurance Corp.) 4.25%, 01/01/16	5	5
State of Illinois, 5.10%, 06/01/33	200	188
Tennessee Valley Authority, 5.50%, 07/18/17	1,000	1,054
		1,336
Sovereign - 1.9%
Brazilian Government International Bond
11.00%, 01/11/12	315	378
7.88%, 03/07/15	165	185
8.88%, 04/15/24	135	172
10.13%, 05/15/27	235	334
7.13%, 01/20/37	155	171
11.00%, 08/17/40	300	397
Chile Government International Bond, 5.50%, 01/15/13	100	104
Financement-Quebec, 5.00%, 10/25/12	100	102
Hungary Government International Bond, 4.75%, 02/03/15	250	243
Inter-American Development Bank
7.38%, 01/15/10	100	106
5.13%, 09/13/16	250	262
Israel Government International Bond
4.63%, 06/15/13	75	74
5.50%, 11/09/16	450	461
Italy Government International Bond
5.63%, 06/15/12	250	266
4.38%, 06/15/13	100	102
6.88%, 09/27/23	450	542
5.38%, 06/15/33	100	103
Mexico Government International Bond
7.50%, 01/14/12	100	109
6.38%, 01/16/13	89	93
5.88%, 01/15/14	250	260
6.63%, 03/03/15	93	99
5.63%, 01/15/17 (b)	100	101
7.50%, 04/08/33	250	288
Poland Government International Bond, 5.00%, 10/19/15	150	149
Province of Manitoba, Canada, 5.00%, 02/15/12	250	261
Province of Nova Scotia, Canada, 5.75%, 02/27/12	100	106
Province of Ontario, Canada
3.63%, 10/21/09	150	151
4.50%, 02/03/15	100	100
5.45%, 04/27/16	250	264
Province of Quebec, Canada,
4.60%, 05/26/15	250	249
7.50%, 07/15/23 (b)	100	124
Republic of Korea, 5.13%, 12/07/16	150	147
South Africa Government International Bond,
7.38%, 04/25/12	100	106
6.50%, 06/02/14 (b)	200	206
Svensk Exportkredit AB, 4.00%, 06/15/10	200	202
		7,017

U.S. Treasury Securities - 20.6%
U.S. Treasury Bond,
12.00%, 08/15/13 (b)	250	253
10.63%, 08/15/15	450	644
7.25%, 05/15/16 (b)	730	897
7.50%, 11/15/16 (b)	740	924
4.50%, 05/15/17 (b)	315	328
8.75%, 05/15/17 (b)	845	1,138
8.88%, 08/15/17	180	245
4.25%, 11/15/17 (b)	330	337
9.13%, 05/15/18 (b)	340	477
9.00%, 11/15/18 (b)	1,300	1,822
8.13%, 08/15/19 (b)	1,400	1,870
8.50%, 02/15/20 (b)	40	55
8.75%, 08/15/20 (b)	1,710	2,410
7.88%, 02/15/21 (b)	620	827
8.00%, 11/15/21 (b)	1,050	1,424
7.13%, 02/15/23 (b)	1,155	1,479
6.25%, 08/15/23 (b)	370	440
7.63%, 02/15/25 (b)	589	802
6.88%, 08/15/25 (b)	190	242
6.00%, 02/15/26 (b)	900	1,054
6.50%, 11/15/26 (b)	560	692
6.63%, 02/15/27 (b)	70	88
6.38%, 08/15/27 (b)	380	466
6.13%, 11/15/27 (b)	410	490
5.50%, 08/15/28 (b)	230	257
5.25%, 02/15/29 (b)	645	700
6.25%, 05/15/30 (b)	400	492
5.38%, 02/15/31 (b)	650	722
4.50%, 02/15/36 (b)	770	765
4.75%, 02/15/37 (b)	750	774
5.00%, 05/15/37 (b)	550	591
4.38%, 02/15/38 (b)	400	390
U.S. Treasury Note,
3.63%, 07/15/09 (b)	230	233
4.63%, 07/31/09 (b)	2,220	2,272
3.50%, 08/15/09 (b)	960	972
6.00%, 08/15/09 (b)	360	374
4.00%, 08/31/09 (b)	1,000	1,019
4.00%, 09/30/09 (b)	1,750	1,785
3.38%, 10/15/09 (b)	610	618
3.63%, 10/31/09 (b)	1,000	1,017
3.50%, 11/15/09	290	295
4.63%, 11/15/09 (b)	870	897
3.13%, 11/30/09 (b)	730	738
3.25%, 12/31/09 (b)	800	810
2.13%, 01/31/10	800	796
3.50%, 02/15/10 (b)	850	864
4.75%, 02/15/10 (b)	1,000	1,036
6.50%, 02/15/10 (b)	670	713
2.00%, 02/28/10 (b)	1,000	993

1.75%, 03/31/10 (b)	1,390	1,372
4.00%, 04/15/10 (b)	570	585
4.50%, 05/15/10 (b)	830	859
2.63%, 05/31/10 (b)	1,000	1,001
3.63%, 06/15/10 (b)	210	214
3.88%, 07/15/10 (b)	720	738
4.13%, 08/15/10 (b)	890	917
3.88%, 09/15/10 (b)	580	595
4.25%, 10/15/10 (b)	390	404
4.25%, 01/15/11 (b)	160	166
4.50%, 02/28/11 (b)	1,288	1,343
4.88%, 04/30/11	740	780
4.88%, 05/31/11 (b)	780	823
4.88%, 07/31/11 (b)	830	877
5.00%, 08/15/11 (b)	200	212
4.63%, 10/31/11 (b)	1,050	1,102
4.75%, 01/31/12 (b)	1,720	1,815
4.88%, 02/15/12	505	535
4.63%, 02/29/12 (b)	930	978
4.50%, 03/31/12 (b)	1,600	1,676
4.50%, 04/30/12 (b)	1,055	1,106
4.75%, 05/31/12 (b)	450	476
4.63%, 07/31/12 (b)	550	580
4.25%, 09/30/12 (b)	780	812
3.88%, 10/31/12 (b)	2,200	2,258
3.88%, 02/15/13 (b)	55	56
2.75%, 02/28/13 (b)	3,310	3,231
3.13%, 04/30/13 (b)	95	94
3.50%, 05/31/13 (b)	1,100	1,108
4.25%, 08/15/13 (b)	1,518	1,584
4.25%, 11/15/13 (b)	1,390	1,451
4.00%, 02/15/14 (b)	650	670
4.75%, 05/15/14 (b)	600	643
4.25%, 08/15/14 (b)	175	183
4.25%, 11/15/14 (b)	290	303
4.00%, 02/15/15 (b)	600	617
4.13%, 05/15/15 (b)	550	568
4.25%, 08/15/15 (b)	220	229
4.50%, 11/15/15 (b)	270	284
9.88%, 11/15/15	600	835
4.50%, 02/15/16 (b)	180	189
4.88%, 08/15/16 (b)	920	986
4.63%, 11/15/16	450	475
4.63%, 02/15/17 (b)	600	632
4.75%, 08/15/17 (b)	1,110	1,176
3.50%, 02/15/18 (b)	500	481
		77,546
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 45.4%
Federal Home Loan Bank - 1.4%
Federal Home Loan Bank
5.00%, 09/18/09 (b)	800	820
5.00%, 12/11/09	800	823

5.75%, 05/15/12 (b)	1,125	1,198
4.50%, 11/15/12 (b)	200	203
3.88%, 06/14/13 (b)	600	593
5.25%, 06/18/14	1,090	1,144
4.75%, 12/16/16 (b)	300	301
5.50%, 07/15/36 (b)	100	104
		5,186
Federal Home Loan Mortgage Corp. - 15.9%
Federal Home Loan Mortgage Corp.,
4.25%, 07/15/09 (b)	50	51
4.13%, 09/01/09	100	101
4.13%, 11/18/09	300	305
4.38%, 01/25/10	200	204
4.88%, 02/09/10 (b)	500	514
4.38%, 03/01/10	300	306
7.00%, 03/15/10	550	586
4.50%, 07/06/10	200	205
4.13%, 07/12/10 (b)	800	814
6.88%, 09/15/10 (b)	600	645
4.13%, 02/24/11 (b)	500	508
5.25%, 02/24/11	100	101
5.63%, 03/15/11 (b)	500	527
5.13%, 04/18/11 (b)	500	521
5.45%, 09/02/11	100	100
5.50%, 09/15/11	500	527
5.25%, 10/06/11	200	201
5.75%, 01/15/12 (b)	400	425
5.40%, 03/02/12	160	161
5.25%, 03/15/12	100	100
5.13%, 07/15/12 (b)	428	447
4.63%, 10/25/12	300	307
4.50%, 01/15/13 (b)	1,150	1,171
5.60%, 10/17/13	100	101
4.88%, 11/15/13 (b)	500	515
6.00%, 11/21/13	100	101
5.38%, 01/09/14	100	101
4.50%, 04/02/14	100	101
6.50%, 06/01/14	79	83
5.05%, 01/26/15	100	104
4.38%, 07/17/15	300	298
7.00%, 08/01/15	21	22
7.00%, 11/01/15	1	1
6.00%, 09/19/16	200	201
5.13%, 10/18/16 (b)	620	638
7.00%, 11/02/16	47	49
6.00%, 12/01/16	44	45
5.65%, 02/23/17	740	747
4.50%, 01/01/18	44	43
5.50%, 04/01/18	25	25
4.50%, 11/01/18	447	437
4.50%, 11/01/18	479	468
4.50%, 12/01/18	796	778

6.00%, 02/01/19	249	256
5.20%, 03/05/19	100	99
4.00%, 05/01/19	48	45
5.00%, 07/01/19	99	99
4.38%, 03/17/20 (b)	300	306
5.38%, 07/17/20 (b)	200	205
4.00%, 09/01/20	286	269
4.50%, 09/01/20	589	573
5.00%, 10/01/20	705	700
4.00%, 12/01/20	664	625
5.00%, 02/01/21	75	74
6.00%, 07/21/21	222	228
5.00%, 07/01/22	724	716
4.50%, 09/01/22	925	895
4.50%, 05/01/23	7	7
4.50%, 07/01/25	237	223
4.50%, 10/01/25	332	312
5.00%, 03/01/26	175	171
6.50%, 07/01/28	151	158
6.50%, 12/01/28	68	71
6.00%, 02/01/29	12	12
6.00%, 04/01/29	17	18
6.00%, 04/01/29	17	17
6.50%, 05/01/29	23	24
6.00%, 07/01/29	28	29
6.75%, 09/15/29 (b)	60	71
6.50%, 03/01/31	22	23
6.75%, 03/15/31 (b)	120	145
6.00%, 05/01/31	95	97
7.00%, 06/01/31	11	12
7.50%, 11/01/31	143	154
6.00%, 01/01/32	9	9
6.00%, 02/01/32	88	89
7.50%, 04/01/32	246	265
6.00%, 06/01/32	7	7
6.25%, 07/15/32 (b)	300	343
5.50%, 10/01/32	1,125	1,116
6.00%, 11/01/32	72	73
6.00%, 12/01/32	9	9
6.00%, 03/01/33	6	6
5.50%, 04/01/33	138	137
5.50%, 04/01/33	236	234
6.00%, 04/01/33	7	7
6.00%, 05/01/33	17	17
6.00%, 05/01/33	38	38
5.50%, 08/01/33	240	238
5.00%, 09/01/33	2,456	2,368
4.50%, 10/01/33	7	7
5.50%, 10/01/33	1,074	1,064
6.00%, 10/01/33	41	42
5.50%, 11/01/33	509	505
5.50%, 12/01/33	55	55

5.50%, 12/01/33	304	302
5.50%, 03/01/34	218	216
5.00%, 05/01/34	687	662
6.00%, 07/01/34	280	284
6.50%, 12/01/34	519	537
5.00%, 02/01/35	980	969
5.00%, 02/01/35	252	243
5.50%, 05/01/35	317	313
5.00%, 06/01/35	388	373
6.50%, 06/01/35	8	8
5.00%, 07/01/35	993	955
6.50%, 07/01/35	8	8
4.75%, 09/01/35 (i)	184	185
5.00%, 11/01/35	2,209	2,124
5.50%, 11/01/35	819	809
4.40%, 12/01/35 (i)	1,157	1,155
4.50%, 12/01/35	341	317
5.50%, 12/01/35	2,468	2,439
6.00%, 12/01/35	846	857
6.00%, 12/01/35	1,427	1,445
4.50%, 01/01/36	377	350
5.50%, 02/01/36	369	364
6.00%, 02/01/36	729	737
5.00%, 03/01/36	61	58
5.00%, 04/01/36	270	260
5.00%, 04/01/36	901	866
4.50%, 08/01/36	487	452
5.50%, 09/01/36	129	130
6.00%, 09/01/36	622	630
6.50%, 09/01/36	415	428
7.00%, 11/01/36	67	70
5.45%, 12/01/36	1,284	1,267
5.50%, 12/01/36	1,789	1,765
5.90%, 01/01/37 (i)	156	158
6.05%, 01/01/37 (i)	628	639
5.50%, 02/01/37	433	427
5.65%, 02/01/37 (i)	467	469
6.00%, 02/01/37	825	834
6.50%, 03/01/37	561	579
6.00%, 04/16/37	100	100
5.50%, 05/01/37	1,902	1,876
6.00%, 05/01/37	2,588	2,618
6.00%, 08/01/37	1,222	1,235
7.00%, 08/01/37	554	581
6.50%, 09/01/37	457	472
6.50%, 09/01/37	543	560
6.50%, 09/01/37	357	368
5.00%, 04/01/38	698	669
		60,111
Federal National Mortgage Association - 24.0%
Federal National Mortgage Association
5.10%, 09/10/09	500	502

6.63%, 09/15/09 (b)	520	543
7.25%, 01/15/10	700	744
3.25%, 02/10/10 (b)	500	502
4.13%, 05/15/10 (b)	845	860
4.75%, 12/15/10 (b)	1,460	1,506
6.00%, 05/15/11 (b)	700	745
5.63%, 05/19/11 (b)	500	510
5.30%, 05/07/12	100	101
4.75%, 11/19/12 (b)	400	411
4.75%, 01/02/13	500	504
6.13%, 07/17/13	100	100
5.50%, 01/01/14	37	38
4.63%, 10/15/14 (b)	550	559
5.00%, 04/15/15 (b)	500	517
4.38%, 10/15/15 (b)	390	387
6.50%, 02/01/16	10	10
5.00%, 03/15/16 (b)	400	408
5.50%, 04/01/16	13	13
6.00%, 06/01/16	75	77
6.00%, 08/22/16	240	241
6.50%, 09/01/16	14	15
6.00%, 10/01/16	124	127
6.50%, 10/01/16	24	25
6.50%, 12/01/16	1	1
4.88%, 12/15/16 (b)	500	506
5.50%, 01/01/17	131	133
5.50%, 01/01/17	318	324
5.00%, 02/13/17 (b)	1,000	1,019
5.75%, 02/13/17	100	100
5.50%, 03/01/17	28	29
5.50%, 09/01/17	445	452
5.00%, 10/01/17	39	39
5.50%, 11/01/17	51	51
5.00%, 01/01/18	201	200
5.50%, 01/01/18	76	77
5.00%, 02/01/18	1,552	1,550
5.50%, 02/01/18	175	178
4.50%, 03/01/18	586	573
5.00%, 03/01/18	74	74
5.00%, 05/01/18	25	25
5.00%, 06/01/18	51	51
4.00%, 07/01/18	342	326
5.00%, 07/01/18	112	111
5.00%, 07/01/18	68	68
4.00%, 08/01/18	249	237
5.00%, 08/01/18	39	39
4.00%, 10/01/18	105	100
4.50%, 11/01/18	330	323
4.50%, 11/01/18	613	593
5.00%, 11/01/18	926	925
5.50%, 12/01/18	138	141
5.50%, 03/01/19	28	29

5.50%, 10/01/19	90	91
5.50%, 04/01/20	416	421
5.50%, 05/01/20	310	313
4.50%, 07/01/20	652	636
5.50%, 07/01/20	817	826
5.00%, 11/01/20	278	276
6.00%, 12/01/20	233	239
4.50%, 03/01/21	151	146
5.70%, 10/05/21	100	101
4.50%, 02/01/22	441	427
5.00%, 03/01/22	517	511
5.38%, 04/11/22	50	50
6.00%, 06/01/22	1,674	1,717
5.50%, 12/14/22	150	150
5.50%, 07/01/23	34	34
5.50%, 12/01/23	220	220
4.50%, 06/01/24	68	64
5.00%, 05/01/26	852	828
5.50%, 05/01/26	993	989
6.00%, 09/01/26	215	219
5.00%, 12/01/26	449	436
5.95%, 06/07/27	100	103
6.06%, 07/20/27	100	103
6.25%, 05/15/29 (b)	225	255
7.25%, 05/15/30 (b)	540	685
7.00%, 09/01/30	10	10
6.63%, 11/15/30 (b)	290	344
7.00%, 02/01/31	69	73
6.00%, 04/01/31	54	55
6.00%, 11/01/31	3	3
5.50%, 01/01/32	224	222
6.00%, 06/01/32	43	44
6.50%, 07/01/32	70	73
7.00%, 07/01/32	24	25
6.00%, 02/01/33	186	189
5.50%, 05/01/33	1,899	1,883
5.50%, 06/01/33	1,806	1,791
5.00%, 09/01/33	1,906	1,839
5.50%, 10/01/33	1,802	1,787
4.50%, 11/01/33	343	320
4.50%, 11/01/33	440	410
5.00%, 11/01/33	1,555	1,500
5.50%, 11/01/33	372	368
6.00%, 11/01/33	33	33
6.00%, 12/01/33	52	52
6.00%, 12/01/33	386	391
6.00%, 12/01/33	975	989
5.50%, 01/01/34	156	155
5.00%, 03/01/34	2,412	2,327
5.00%, 04/01/34	308	297
5.00%, 04/01/34	158	153
5.00%, 05/01/34	782	754

5.00%, 06/01/34	201	193
5.50%, 07/01/34	1,040	1,029
6.50%, 07/01/34	479	497
4.43%, 08/01/34 (i)	201	203
6.00%, 08/01/34	551	558
5.50%, 12/01/34	1,027	1,016
5.50%, 01/01/35	2,402	2,377
5.50%, 02/01/35	2,853	2,823
4.50%, 04/01/35	190	176
5.00%, 04/01/35	302	291
6.50%, 04/01/35	228	236
4.67%, 05/01/35 (i)	114	115
4.76%, 05/01/35 (i)	393	396
5.50%, 08/01/35	164	162
4.50%, 10/01/35	80	74
4.85%, 10/01/35 (i)	672	679
6.00%, 10/01/35	1,961	1,983
5.00%, 11/01/35	931	896
5.00%, 11/01/35	1,772	1,704
5.00%, 11/01/35	197	190
5.50%, 12/01/35	492	487
5.50%, 12/01/35	290	286
7.00%, 12/01/35	7	8
7.00%, 02/01/36	221	232
5.50%, 03/01/36	821	811
6.00%, 06/01/36	763	771
5.60%, 07/01/36 (i)	405	413
6.00%, 07/14/36, TBA (g)	500	504
6.50%, 08/01/36	627	646
7.00%, 09/01/36	283	297
6.00%, 10/01/36	817	825
6.50%, 10/01/36	1,767	1,822
5.00%, 11/01/36	488	469
5.50%, 11/01/36	347	342
6.00%, 11/01/36	1,101	1,112
5.40%, 12/01/36 (i)	640	650
6.00%, 12/01/36	1,015	1,025
6.50%, 12/01/36	417	430
6.50%, 01/01/37	776	800
5.43%, 02/01/37 (i)	89	90
5.50%, 02/01/37	861	850
5.61%, 02/01/37 (i)	986	1,001
5.72%, 02/01/37 (i)	615	625
6.00%, 02/01/37	804	812
6.50%, 02/01/37	255	262
5.41%, 03/01/37 (i)	528	536
5.50%, 03/01/37	297	294
7.00%, 03/01/37	385	404
5.00%, 04/01/37	549	527
5.69%, 04/01/37 (i)	216	219
5.84%, 04/01/37 (i)	1,954	1,980
6.00%, 04/01/37	1,521	1,536

5.50%, 05/01/37	469	463
6.00%, 06/01/37	1,217	1,229
5.50%, 08/01/37	175	173
6.00%, 08/01/37	371	375
7.50%, 11/01/37	184	194
5.50%, 12/01/37	447	441
5.50%, 12/01/37	919	907
5.50%, 12/01/37	448	442
6.00%, 12/01/37	923	933
6.00%, 12/01/37	1,362	1,376
5.00%, 01/01/38	297	285
5.23%, 01/01/38 (i)	1,899	1,918
5.00%, 02/01/38	501	481
6.00%, 02/01/38	429	434
7.00%, 02/01/38	499	524
		90,485
Government National Mortgage Association - 4.1%
Government National Mortgage Association
8.00%, 04/15/30	20	22
8.50%, 06/15/30	11	12
8.50%, 12/15/30	-	-
6.50%, 01/15/32	123	128
6.00%, 10/15/32	98	100
6.00%, 01/15/33	137	140
5.00%, 03/15/33	12	11
5.00%, 05/15/33	12	12
5.00%, 05/15/33	14	13
5.00%, 05/15/33	11	11
5.00%, 06/15/33	12	12
5.50%, 07/15/33	321	320
5.50%, 07/15/33	320	319
5.00%, 08/15/33	18	18
5.00%, 08/15/33	10	9
5.00%, 08/15/33	119	116
5.00%, 08/15/33	10	10
5.00%, 08/15/33	10	10
5.50%, 08/15/33	233	233
5.50%, 09/15/33	66	66
5.00%, 11/15/33	13	12
6.50%, 12/15/33	184	191
6.00%, 07/15/34	59	60
6.00%, 08/15/34	434	442
5.00%, 01/15/35	712	692
5.00%, 03/15/35	225	219
5.50%, 04/15/35	338	338
6.00%, 05/15/35	153	156
5.00%, 11/15/35	168	163
5.50%, 11/15/35	416	415
5.50%, 12/15/35	356	355
5.50%, 02/15/36	477	476
5.50%, 03/15/36	78	76
5.50%, 03/15/36	155	155
6.50%, 03/15/36	137	142
6.00%, 05/15/36	448	456
5.50%, 06/15/36	253	252
6.50%, 06/15/36	440	455
7.00%, 11/15/36	249	262
6.00%, 01/15/37	454	461
6.00%, 04/15/37	676	688
5.50%, 05/15/37	885	882
5.50%, 05/15/37 (b)	493	492
6.50%, 09/15/37	723	748
5.00%, 12/15/37	594	577
6.00%, 12/15/37	920	936
6.00%, 12/15/37	267	271
5.50%, 06/15/38	3,500	3,397
		15,331

Total Government and Agency Obligations (cost $255,251)		257,012

SHORT TERM INVESTMENTS - 25.6%
Mutual Funds - 1.1%
JNL Money Market Fund, 2.37% (a) (h)	3,973	3,973

Securities Lending Collateral - 24.5%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	93,325	92,513

Total Short Term Investments (cost $97,298)		96,486

Total Investments - 121.0% (cost $458,957)		456,014
Other Assets and Liabilities, Net - (21.0%)		-78,996
Total Net Assets - 100%		$377,018

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund * (v)
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 8.4%
Time Warner Inc.	39	$575
Walt Disney Co.	19	598
Other Securities		4,298
		5,471
CONSUMER STAPLES - 11.0%
PepsiCo Inc.	9	603
Philip Morris International Inc.	12	600
Procter & Gamble Co.	21	1,262
Walgreen Co.	14	465
Wal-Mart Stores Inc.	18	994
Other Securities		3,234
		7,158
ENERGY - 15.6%
Chevron Corp.	12	1,188
ConocoPhillips	11	1,049
Exxon Mobil Corp.	35	3,059
Murphy Oil Corp.	6	588
National Oilwell Varco Inc. (c)	8	665
Noble Energy Inc.	5	543
Occidental Petroleum Corp.	8	746
Schlumberger Ltd.	8	806
Smith International Inc.	5	432
Other Securities		1,078
		10,154
FINANCIALS - 12.5%
American International Group Inc.	25	664
Bank of America Corp.	28	669
Charles Schwab Corp.	20	411
Citigroup Inc.	28	472
JPMorgan Chase & Co.	20	677
MetLife Inc.	10	517
Morgan Stanley	13	463
Prudential Financial Inc. (b)	7	440
Other Securities		3,839
		8,152
HEALTH CARE - 12.7%
Baxter International Inc.	10	627
Bristol-Myers Squibb Co.	27	550
Johnson & Johnson	12	763
Medtronic Inc.	13	685
Merck & Co. Inc.	12	467
Pfizer Inc.	55	961
St. Jude Medical Inc. (c)	10	421
Other Securities		3,819
		8,293
INDUSTRIALS - 11.2%
Boeing Co.	9	572
General Electric Co.	62	1,642
Northrop Grumman Corp.	6	421
United Technologies Corp.	9	568

Other Securities		4,115
		7,318
INFORMATION TECHNOLOGY - 15.4%
Adobe Systems Inc. (c)	12	481
Apple Inc. (c)	6	943
Automatic Data Processing Inc.	10	436
BMC Software Inc. (c)	13	454
CA Inc.	18	406
Cisco Systems Inc. (c)	27	625
Google Inc. - Class A (c)	1	395
Hewlett-Packard Co.	22	979
Intel Corp.	45	963
International Business Machines Corp.	7	830
Microsoft Corp.	52	1,422
Other Securities		2,129
		10,063
MATERIALS - 4.5%
Monsanto Co.	6	797
Other Securities		2,147
		2,944
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	44	1,467
Other Securities		585
		2,052
UTILITIES - 2.8%
Other Securities		1,783

Total Common Stocks (cost $69,498)		63,388

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 2.5%
JNL Money Market Fund, 2.37% (a) (h)	1,667	1,667

Securities Lending Collateral - 5.5%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	3,594	3,563

U.S. Treasury Securities - 0.2%
Other Securities		129

Total Short Term Investments (cost $5,392)		5,359

Total Investments - 105.4% (cost $74,890)		68,747
Other Assets and Liabilities, Net - (5.4%)		-3,495
Total Net Assets - 100%		$65,252

JNL/Mellon Capital Management Index 5 Fund
INVESTMENT FUNDS – 100.0%
JNL/Mellon Capital Management Bond Index Fund (a)	949	$10,681
JNL/Mellon Capital Management International
Index Fund (a)	603	9,404

JNL/Mellon Capital Management S&P 400 MidCap
Index Fund (a)	716	10,121
JNL/Mellon Capital Management S&P 500 Index Fund (a)	856	9,293
JNL/Mellon Capital Management Small Cap
Index Fund (a)	782	9,553

Total Investment Funds (cost $53,261)		49,052

Total Investments – 100.0% (cost $53,261)		49,052
Other Assets and Liabilities, Net - 0.0%		-3
Total Net Assets - 100%		$49,049

JNL/Mellon Capital Management International Index Fund * (v)
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 9.4%
Daimler AG	42	$2,635
Honda Motor Co. Ltd.	76	2,587
Mitsubishi Motors Corp. (b) (c)	158	287
Sumitomo Rubber Industries Inc. (b)	7	53
Toyota Boshoku Corp.	3	93
Toyota Industries Corp.	9	285
Toyota Motor Corp.	125	5,917
Volkswagen AG (b)	7	1,981
Other Securities		41,382
		55,220
CONSUMER STAPLES - 7.9%
British American Tobacco Plc	70	2,406
Koninklijke Ahold NV	57	763
Nestle SA	183	8,239
Nippon Meat Packers Inc.	9	122
Tesco Plc	367	2,683
Unilever NV	76	2,154
Unilever Plc	61	1,732
Other Securities		28,464
		46,563
ENERGY - 9.0%
BG Group Plc	155	4,028
BP Plc	878	10,176
ENI SpA	122	4,515
Nippon Mining Holdings Inc.	44	276
Nippon Oil Corp.	59	396
Royal Dutch Shell Plc - Class A	166	6,808
Royal Dutch Shell Plc - Class B	129	5,149
Total SA (b)	100	8,535
Other Securities		13,112
		52,995
FINANCIALS - 24.2%
Allianz AG	21	3,698
AXA Asia Pacific Holdings Ltd.	39	176
AXA SA (b)	72	2,120
Banco Bilbao Vizcaya Argentaria SA (b)	166	3,155

Banco Santander SA	291	5,316
BNP Paribas (b)	38	3,427
Commonwealth Bank of Australia	62	2,374
HSBC Holdings Plc	552	8,498
ING Groep NV	88	2,797
Intesa Sanpaolo SpA	43	222
Intesa Sanpaolo SpA (b)	361	2,052
Mitsubishi Estate Co. Ltd.	56	1,282
Mitsubishi UFJ Financial Group Inc.	482	4,268
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	126
Mitsubishi UFJ NICOS Co. Ltd. (c)	17	56
Mitsui Fudosan Co. Ltd.	39	834
Mitsui Sumitomo Insurance Group Holdings Inc (c)	17	600
Nippon Building Fund Inc.	-	283
Prudential Plc (a)	116	1,226
Royal Bank of Scotland Group Plc	754	3,208
Standard Chartered Plc	65	1,840
Standard Life Plc (e) (u)	102	423
Sumitomo Mitsui Financial Group Inc.	-	2,318
Sumitomo Realty & Development Co. Ltd.	18	348
Sumitomo Trust & Banking Co. Ltd.	64	447
UBS AG (c)	137	2,857
UniCredito Italiano SpA	524	3,186
Other Securities		84,942
		142,079
HEALTH CARE - 7.1%
AstraZeneca Plc	67	2,858
Bayer AG	35	2,967
GlaxoSmithKline Plc	254	5,611
Mitsubishi Tanabe Pharma Corp.	11	144
Novartis AG	108	5,947
Roche Holding AG	33	5,852
Sanofi-Aventis (b)	48	3,182
Other Securities		14,812
		41,373
INDUSTRIALS - 11.6%
ABB Ltd. (c)	101	2,861
Koninklijke Philips Electronics NV	51	1,720
Mitsubishi Corp.	64	2,093
Mitsubishi Electric Corp.	90	970
Mitsubishi Heavy Industries Ltd.	148	705
Mitsubishi Logistics Corp. (b)	5	55
Mitsui & Co. Ltd.	80	1,767
Mitsui Engineering & Shipbuilding Co. Ltd. (b)	35	111
Mitsui OSK Lines Ltd.	52	741
Nippon Express Co. Ltd.	39	187
Nippon Sheet Glass Co. Ltd.	30	148
Nippon Yusen KK	51	490
Siemens AG	41	4,495
Sumitomo Corp.	52	677
Sumitomo Electric Industries Ltd.	36	461

Sumitomo Heavy Industries Ltd.	27	183
Toyota Tsusho Corp.	10	230
Other Securities		50,030
		67,924
INFORMATION TECHNOLOGY - 5.1%
Canon Inc.	50	2,571
Nintendo Co. Ltd.	5	2,595
Nippon Electric Glass Co. Ltd.	17	294
Nokia Oyj	186	4,544
Other Securities		19,888
		29,892
MATERIALS - 11.0%
Anglo American Plc	62	4,336
ArcelorMittal	40	3,973
BASF AG	45	3,114
BHP Billiton Ltd. (b)	156	6,539
BHP Billiton Plc	103	3,934
Koninklijke DSM NV	6	369
Mitsubishi Chemical Holdings Corp.	59	345
Mitsubishi Gas Chemical Co. Inc.	19	137
Mitsubishi Materials Corp.	57	244
Mitsubishi Rayon Co. Ltd. (b)	25	79
Mitsui Chemicals Inc.	28	138
Mitsui Mining & Smelting Co. Ltd. (b)	25	74
Nippon Paper Group Inc.	-	115
Nippon Steel Corp. (b)	241	1,305
Rio Tinto Ltd. (b)	13	1,742
Rio Tinto Plc	46	5,599
Sumitomo Chemical Co. Ltd.	74	466
Sumitomo Metal Industries Ltd.	184	809
Sumitomo Metal Mining Co. Ltd.	27	414
Xstrata Plc	30	2,357
Other Securities		28,634
		64,723
TELECOMMUNICATION SERVICES - 5.5%
France Telecom SA (b)	84	2,469
Nippon Telegraph & Telephone Corp.	-	1,180
Telefonica SA	200	5,297
Vodafone Group Plc	2,471	7,280
Other Securities		15,705
		31,931
UTILITIES - 6.2%
E.ON AG (b)	30	5,959
Iberdrola Renovables (c)	40	307
Iberdrola SA (b)	164	2,182
RWE AG	23	2,817
Suez SA (b)	49	3,295
Other Securities		21,933
		36,493

Total Common Stocks (cost $509,403)		569,193

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Volkswagen AG	5	726
Other Securities		618
		1,344
HEALTH CARE - 0.1%
Other Securities		296

Total Preferred Stocks (cost $1,013)		1,640

RIGHTS - 0.0%
Other Securities		27

Total Rights (cost $0)		27

SHORT TERM INVESTMENTS - 17.9%
Mutual Funds - 2.5%
JNL Money Market Fund, 2.37% (a) (h)	14,700	14,700

Securities Lending Collateral - 15.2%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	89,748	88,967

U.S. Treasury Securities - 0.2%
Other Securities		1,370

Total Short Term Investments (cost $105,818)		105,037

Total Investments - 115.2% (cost $616,234)		675,897
Other Assets and Liabilities, Net - (15.2%)		-89,266
Total Net Assets - 100%		$586,631

JNL/Mellon Capital Management S&P 400 MidCap Index Fund * (v)
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 11.6%
BorgWarner Inc. (b)	45	$1,990
Ross Stores Inc.	52	1,855
Other Securities		43,516
		47,361
CONSUMER STAPLES - 3.0%
Other Securities		12,176

ENERGY - 10.9%
Arch Coal Inc.	55	4,157
Cimarex Energy Co. (b)	32	2,223
Denbury Resources Inc. (c)	94	3,446
FMC Technologies Inc. (c)	49	3,806
Forest Oil Corp. (b) (c)	34	2,537
Helmerich & Payne Inc. (b)	40	2,876
Newfield Exploration Co. (c)	51	3,303
Patterson-UTI Energy Inc.	59	2,113

Pioneer Natural Resources Co.	46	3,598
Plains Exploration & Production Co. (c)	42	3,032
Pride International Inc. (c)	64	3,044
Other Securities		10,457
		44,592
FINANCIALS - 14.5%
AMB Property Corp.	38	1,901
Everest Re Group Ltd.	24	1,910
New York Community Bancorp Inc. (b)	131	2,335
Other Securities		53,138
		59,284
HEALTH CARE - 10.2%
Covance Inc. (c)	24	2,104
DENTSPLY International Inc.	58	2,140
Hologic Inc. (b) (c)	98	2,146
Other Securities		35,210
		41,600
INDUSTRIALS - 17.1%
Ametek Inc.	41	1,950
Dun & Bradstreet Corp.	22	1,897
Fastenal Co. (b)	48	2,083
Flowserve Corp.	22	3,017
Joy Global Inc.	42	3,151
KBR Inc.	65	2,283
Quanta Services Inc. (c)	66	2,194
Roper Industries Inc. (b)	34	2,243
Shaw Group Inc. (c)	32	1,947
SPX Corp.	21	2,705
Other Securities		46,236
		69,706
INFORMATION TECHNOLOGY - 14.6%
Activision Inc. (c)	113	3,854
Amphenol Corp. - Class A	68	3,059
FLIR Systems Inc. (b) (c)	52	2,126
Harris Corp.	53	2,654
McAfee Inc. (c)	62	2,106
Western Digital Corp. (b) (c)	85	2,951
Other Securities		42,814
		59,564
MATERIALS - 8.4%
Airgas Inc.	32	1,857
CF Industries Holdings Inc.	19	2,847
Cleveland-Cliffs Inc.	35	4,144
FMC Corp.	29	2,219
Reliance Steel & Aluminum Co.	24	1,853
Steel Dynamics Inc. (b)	72	2,816
Other Securities		18,674
		34,410
TELECOMMUNICATION SERVICES - 0.6%
Telephone & Data Systems Inc.	41	1,919
Other Securities		381

		2,300
UTILITIES - 8.3%
Energen Corp.	28	2,156
Equitable Resources Inc.	50	3,447
MDU Resources Group Inc.	70	2,451
National Fuel Gas Co.	32	1,915
Oneok Inc.	40	1,958
Wisconsin Energy Corp.	45	2,037
Other Securities		19,914
		33,878

Total Common Stocks (cost $399,271)		404,871

SHORT TERM INVESTMENTS - 33.1%
Mutual Funds - 1.4%
JNL Money Market Fund, 2.37% (a) (h)	5,644	5,644

Securities Lending Collateral - 31.6%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	129,890	128,760

U.S. Treasury Securities - 0.1%
Other Securities		563

Total Short Term Investments (cost $136,097)		134,967

Total Investments - 132.3% (cost $535,368)		539,838
Other Assets and Liabilities, Net - (32.3%)		-131,821
Total Net Assets - 100%		$408,017

JNL/Mellon Capital Management S&P 500 Index Fund * (v)
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 7.9%
Comcast Corp. - Class A	153	$2,911
McDonald’s Corp.	59	3,311
Time Warner Inc.	185	2,736
Walt Disney Co.	99	3,074
Other Securities		35,008
		47,040
CONSUMER STAPLES - 10.4%
Coca-Cola Co.	103	5,367
Coca-Cola Enterprises Inc. (b)	15	254
CVS Caremark Corp.	74	2,928
Pepsi Bottling Group Inc.	7	187
PepsiCo Inc.	82	5,226
Philip Morris International Inc.	109	5,380
Procter & Gamble Co.	158	9,629
Wal-Mart Stores Inc.	121	6,785
Other Securities		26,639
		62,395
ENERGY - 15.7%

Chevron Corp.	107	10,633
ConocoPhillips	80	7,553
Devon Energy Corp.	23	2,760
Exxon Mobil Corp.	274	24,139
Occidental Petroleum Corp.	43	3,820
Schlumberger Ltd.	62	6,647
Other Securities		38,150
		93,702
FINANCIALS - 13.7%
American International Group Inc.	139	3,682
Bank of America Corp.	231	5,503
Bank of New York Mellon Corp. (a)	59	2,232
Citigroup Inc.	282	4,723
Goldman Sachs Group Inc.	20	3,571
JPMorgan Chase & Co.	179	6,134
Wells Fargo & Co.	170	4,046
Other Securities		52,338
		82,229
HEALTH CARE - 11.5%
Abbott Laboratories	80	4,231
Amgen Inc. (b) (c)	56	2,652
Gilead Sciences Inc. (c)	48	2,543
Johnson & Johnson	146	9,413
Medtronic Inc.	58	3,004
Merck & Co. Inc.	112	4,217
Pfizer Inc.	349	6,102
Wyeth	69	3,317
Other Securities		33,467
		68,946
INDUSTRIALS - 10.7%
3M Co.	37	2,546
Boeing Co.	39	2,559
General Electric Co.	516	13,764
United Parcel Service Inc. - Class B (b)	53	3,286
United Technologies Corp.	51	3,130
Other Securities		39,037
		64,322
INFORMATION TECHNOLOGY - 15.9%
Apple Inc. (c)	46	7,644
Cisco Systems Inc. (c)	306	7,128
Google Inc. - Class A (c)	12	6,334
Hewlett-Packard Co.	127	5,630
Intel Corp.	297	6,384
International Business Machines Corp.	72	8,475
Microsoft Corp.	415	11,412
Oracle Corp. (c)	204	4,292
QUALCOMM Inc.	83	3,697
Other Securities		34,378
		95,374
MATERIALS - 3.7%
Monsanto Co.	28	3,581

Other Securities		18,840
		22,421
TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc.	308	10,380
Verizon Communications Inc.	148	5,250
Other Securities		3,633
		19,263
UTILITIES - 3.8%
Exelon Corp.	34	3,074
Other Securities		19,876
		22,950

Total Common Stocks (cost $547,893)		578,642

SHORT TERM INVESTMENTS - 15.3%
Mutual Funds - 3.5%
JNL Money Market Fund, 2.37% (a) (h)	20,931	20,931

Securities Lending Collateral - 11.5%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	69,614	69,008

U.S. Treasury Securities - 0.3%
Other Securities		1,474

Total Short Term Investments (cost $92,019)		91,413

Total Investments - 111.8% (cost $639,911)		670,055
Other Assets and Liabilities, Net - (11.8%)		-70,876
Total Net Assets - 100%		$599,179

JNL/Mellon Capital Management Small Cap Index Fund * (v)
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 12.0%
Aeropostale Inc. (b) (c)	20	$620
Tupperware Brands Corp. (b)	18	626
Warnaco Group Inc. (c)	14	597
Other Securities		36,520
		38,363
CONSUMER STAPLES - 3.1%
Flowers Foods Inc. (b)	23	647
Other Securities		9,262
		9,909
ENERGY - 9.0%
Berry Petroleum Co. - Class A	13	743
Bill Barrett Corp. (b) (c)	11	642
Comstock Resources Inc. (c)	13	1,139
Dril-Quip Inc. (b) (c)	9	575
EXCO Resources Inc. (b) (c)	22	812
Penn Virginia Corp. (b)	12	928
Stone Energy Corp. (c)	8	554

Swift Energy Co. (b) (c)	9	595
W-H Energy Services Inc. (c)	9	876
Other Securities		21,730
		28,594
FINANCIALS - 18.0%
Apollo Investment Corp. (b)	42	602
Aspen Insurance Holdings Ltd.	25	601
Realty Income Corp. (b)	30	681
Other Securities		55,627
		57,511
HEALTH CARE - 13.1%
Alexion Pharmaceuticals Inc. (c)	11	824
Myriad Genetics Inc. (b) (c)	13	600
Onyx Pharmaceuticals Inc. (b) (c)	16	584
OSI Pharmaceuticals Inc. (c)	17	698
Owens & Minor Inc. (b)	12	554
Psychiatric Solutions Inc. (b) (c)	16	619
United Therapeutics Corp. (c)	7	650
Other Securities		37,282
		41,811
INDUSTRIALS - 16.2%
Acuity Brands Inc. (b)	12	581
Curtiss-Wright Corp. (b)	13	591
EMCOR Group Inc. (b) (c)	20	571
Energy Conversion Devices Inc. (b) (c)	12	883
GrafTech International Ltd. (b) (c)	31	820
Nordson Corp. (b)	10	726
Wabtec Corp.	14	697
Waste Connections Inc. (b) (c)	20	631
Watson Wyatt Worldwide Inc. (b)	13	667
Woodward Governor Co. (b)	17	623
Other Securities		45,034
		51,824
INFORMATION TECHNOLOGY - 17.1%
Micros Systems Inc. (b) (c)	24	734
Microsemi Corp. (b) (c)	23	584
Parametric Technology Corp. (b) (c)	34	568
Polycom Inc. (b) (c)	26	626
Sybase Inc. (b) (c)	24	694
Take-Two Interactive Software Inc. (b) (c)	23	585
Other Securities		50,891
		54,682
MATERIALS - 4.5%
Compass Minerals International Inc.	10	772
Hercules Inc.	34	570
Olin Corp. (b)	22	577
Other Securities		12,373
		14,292
TELECOMMUNICATION SERVICES - 1.3%
tw telecom inc. (c)	43	697
Other Securities		3,478

		4,175
UTILITIES - 3.4%
ITC Holdings Corp.	15	747
Nicor Inc. (b)	13	567
Piedmont Natural Gas Co. (b)	22	567
Westar Energy Inc. (b)	31	666
Other Securities		8,232
		10,779

Total Common Stocks (cost $346,245)		311,940

WARRANTS - 0.0%
Other Securities		-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 38.1%
Mutual Funds - 3.8%
JNL Money Market Fund, 2.37% (a) (h)	12,004	12,004

Securities Lending Collateral - 34.0%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	109,534	108,581

U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 1.99%, 09/18/08 (o)	900	896

Total Short Term Investments (cost $122,434)		121,481

Total Investments - 135.8% (cost $468,679)		433,421
Other Assets and Liabilities, Net - (35.8%)		-114,368
Total Net Assets - 100%		$319,053

JNL/Oppenheimer Global Growth Fund * (v)
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 17.5%
Bayerische Motoren Werke AG	56	$2,707
Bayerische Motoren Werke AG - PFD	18	698
Carnival Corp.	93	3,049
Grupo Televisa SA (b)	138	3,252
Hennes & Mauritz AB - Class B	97	5,222
Inditex SA (b)	55	2,507
LVMH Moet Hennessy Louis Vuitton SA (b)	42	4,408
McDonald’s Corp.	50	2,789
Sony Corp.	106	4,641
Tiffany & Co. (b)	71	2,910
Walt Disney Co.	107	3,345
Other Securities		11,495
		47,023
CONSUMER STAPLES - 9.3%
Fomento Economico Mexicano SA de CV	664	3,021

Reckitt Benckiser Plc	60	3,045
Tesco Plc	358	2,615
Wal-Mart Stores Inc.	67	3,749
Other Securities		12,543
		24,973
ENERGY - 6.7%
BP Plc	39	2,729
Husky Energy Inc. (b)	91	4,342
Technip SA (b)	44	4,044
Transocean Inc. (b) (c)	30	4,627
Other Securities		2,175
		17,917
FINANCIALS - 12.0%
AFLAC Inc.	42	2,663
Allianz AG	21	3,696
American International Group Inc.	96	2,543
Credit Suisse Group	81	3,703
HSBC Holdings Plc	198	3,065
Royal Bank of Scotland Group Plc	725	3,085
Sony Financial Holdings Inc.	-	740
Sumitomo Mitsui Financial Group Inc.	-	2,716
Other Securities		10,015
		32,226
HEALTH CARE - 6.9%
Roche Holding AG	30	5,469
Sanofi-Aventis (b)	37	2,473
Shionogi & Co. Ltd. (b)	137	2,703
Other Securities		8,016
		18,661
INDUSTRIALS - 13.5%
3M Co.	41	2,881
Assa Abloy AB (b)	191	2,748
Emerson Electric Co.	66	3,264
Koninklijke Philips Electronics NV	104	3,536
Siemens AG	55	6,127
Other Securities		17,619
		36,175
INFORMATION TECHNOLOGY - 26.7%
Adobe Systems Inc. (c)	98	3,852
Automatic Data Processing Inc.	88	3,675
Corning Inc.	145	3,335
eBay Inc. (c)	164	4,482
Infosys Technologies Ltd.	89	3,591
Intuit Inc. (c)	123	3,380
Juniper Networks Inc. (b) (c)	183	4,048
MediaTek Inc.	226	2,611
Microsoft Corp.	161	4,440
SAP AG (b)	81	4,246
Taiwan Semiconductor Manufacturing Co. Ltd. (c)	325	3,547
Telefonaktiebolaget LM Ericsson - Class B	825	8,577
Other Securities		21,983

		71,767
TELECOMMUNICATION SERVICES - 4.0%
KDDI Corp.	-	3,002
Vodafone Group Plc	1,904	5,611
Other Securities		2,277
		10,890
UTILITIES - 1.4%
Fortum Oyj	77	3,908

Total Common Stocks (cost $261,529)		263,540

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Other Securities		2,017

Total Preferred Stocks (cost $1,319)		2,017

CORPORATE BONDS AND NOTES - 0.1%
HEALTH CARE - 0.1%
Other Securities		192

Total Corporate Bonds and Notes (cost $270)		192

SHORT TERM INVESTMENTS - 17.1%
Mutual Funds – 0.9%
JNL Money Market Fund, 2.37% (a) (h)	2,561	2,561

Securities Lending Collateral - 16.2%
Mellon GSL Delaware Business Trust Collateral
Fund, 2.70% (h)	43,925	43,543

Total Short Term Investments (cost $46,486)		46,104

Total Investments - 116.0% (cost $309,604)		311,853
Other Assets and Liabilities, Net - (16.0%)		-43,011
Total Net Assets - 100%		$268,842

JNL/PAM Asia ex-Japan Fund
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 2.9%
Hankook Tire Co. Ltd.	14	$198
Lotte Shopping Co. Ltd.	1	149
PT Astra International Tbk	36	75
		422
CONSUMER STAPLES - 3.1%
Hengan International Group Company Ltd. (b)	84	248
Shinsegae Co. Ltd.	-	217
		465
ENERGY - 10.3%
China Petroleum & Chemical Corp.	216	202

CNOOC Ltd.	117	201
Energi Mega Persada Tbk PT (c)	2,336	253
PT Medco Energi Internasional Tbk (c)	350	179
PTT Public Company Ltd.	2	17
PTT Public Company Ltd.	17	151
SK Energy Co. Ltd.	2	192
Yanzhou Coal Mining Co. Ltd.	174	324
		1,519
FINANCIALS - 34.7%
ARA Asset Management Ltd.	381	199
Bangkok Bank Public Co. Ltd.	53	187
Bank of China Ltd. (b)	979	436
BOC Hong Kong Holdings Ltd.	86	226
Bumiputra-Commerce Holdings Berhad	136	333
China Construction Bank Corp. (b)	181	146
Chinatrust Financial Holding Co. Ltd.	307	296
DBS Group Holdings Ltd.	17	236
Guangzhou R&F Properties Co. Ltd.	117	219
Hana Financial Group Inc.	8	315
ICICI Bank Ltd. - ADR	2	65
ICICI Bank Ltd. (c)	7	104
Korea Exchange Bank	21	287
Kowloon Development Co. Ltd.	143	262
Metropolitan Bank & Trust Co.	261	192
PT Bank Rakyat Indonesia	589	326
Reliance Capital Ltd.	7	154
Shui On Land Ltd.	247	206
Wharf Holdings Ltd.	76	319
Yanlord Land Group Ltd.	217	295
Yuanta Financial Holding Co. Ltd. (c)	448	314
		5,117
INDUSTRIALS - 12.1%
Aditya Birla Nuvo Ltd.	9	239
Bakrie and Brothers Tbk PT (c)	5,834	335
China COSCO Holdings Co. Ltd.	97	237
Cosco Corp. Singapore Ltd.	91	214
Far Eastern Textile Co. Ltd.	285	371
S1 Corp.	4	243
Suzlon Energy Ltd. (c)	29	145
		1,784
INFORMATION TECHNOLOGY - 15.9%
AAC Acoustic Technologies Holdings Inc. (c)	220	184
Advanced Semiconductor Engineering Inc.	403	362
Asustek Computer Inc.	28	76
AU Optronics Corp. - ADR	5	71
AU Optronics Corp. (b)	109	171
BYD Co. Ltd.	196	116
HON HAI Precision Industry Co. Ltd. - GDR	119	586
HON HAI Precision Industry Co. Ltd. - GDR	3	28
MediaTek Inc.	25	288
Samsung Electronics Co. Ltd.	1	418

ZTE Corp.	8	38
		2,338
MATERIALS - 6.4%
Huabao International Holdings Ltd.	370	351
Sterlite Industries India Ltd. (c)	9	150
Taiwan Cement Corp.	323	436
		937
TELECOMMUNICATION SERVICES - 9.6%
China Mobile Ltd.	36	477
China Netcom Group Corp. Hong Kong Ltd.	192	523
LG Dacom Corp.	13	205
Philippine Long Distance Telephone Co.	4	212
		1,417
UTILITIES - 1.3%
Tata Power Co. Ltd.	8	196

Total Common Stocks (cost $16,444)		14,195

SHORT TERM INVESTMENTS - 5.0%
Mutual Funds - 1.6%
JNL Money Market Fund, 2.37% (a) (h)	243	243

Securities Lending Collateral - 3.4%
Mellon GSL Delaware Business Trust Collateral
Fund, 2.70% (h)	502	498

Total Short Term Investments (cost $745)		741

Total Investments - 101.3% (cost $17,189)		14,936
Other Assets and Liabilities, Net - (1.3%)		-197
Total Net Assets - 100%		$14,739

JNL/PAM China-India Fund
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 4.4%
Ctrip.com International Ltd. - ADR	3	$124
GOME Electrical Appliances Holdings Ltd.	1,554	737
Maruti Suzuki India Ltd.	15	211
		1,072
CONSUMER STAPLES - 1.9%
ITC Ltd.	109	477

ENERGY - 20.1%
BGR Energy Systems Ltd. (c)	14	70
China Petroleum & Chemical Corp.	1,066	998
China Shenhua Energy Co. Ltd.	255	1,001
CNOOC Ltd.	491	845
Oil & Natural Gas Corp. Ltd.	10	197
Reliance Industries Ltd.	38	1,868
		4,979
FINANCIALS - 21.2%
Bank of China Ltd.	2,306	1,026

DLF Ltd.	22	203
Franshion Properties China Ltd.	896	341
Housing Development Finance Corp.	12	561
ICICI Bank Ltd. (c)	52	766
Industrial & Commercial Bank of China	1,575	1,077
Infrastructure Development Finance Co. Ltd. (c)	137	330
Ping an Insurance Group Co. of China Ltd. (b)	53	394
Reliance Capital Ltd.	15	312
State Bank of India Ltd.	-	18
Yes Bank Ltd. (c)	81	216
		5,244
INDUSTRIALS - 12.3%
Beijing Capital International Airport Co. Ltd. (b)	338	281
BYD Electronics Co. Ltd.	486	624
China Shipping Development Co. Ltd.	268	804
Crompton Greaves Ltd.	63	325
Larsen & Toubro Ltd.	10	514
Punj Lloyd Ltd.	64	315
Suzlon Energy Ltd. (c)	34	173
		3,036
INFORMATION TECHNOLOGY - 11.3%
AAC Acoustic Technologies Holdings Inc. (c)	602	503
BYD Co. Ltd.	174	102
Infosys Technologies Ltd.	24	976
Redington India Ltd.	33	233
Satyam Computer Services Ltd.	40	405
Tata Consultancy Services Ltd.	11	227
Travelsky Technology Ltd.	530	349
		2,795
MATERIALS - 5.4%
Anhui Conch Cement Co. Ltd. (b) (c)	46	308
Huabao International Holdings Ltd.	820	778
Sterlite Industries India Ltd. (c)	16	252
		1,338
TELECOMMUNICATION SERVICES - 10.2%
China Mobile Ltd.	92	1,230
China Netcom Group Corp. Hong Kong Ltd.	420	1,145
Idea Cellular Ltd. (c)	63	137
		2,512
UTILITIES - 6.3%
China Resources Power Holdings Co. Ltd.	184	448
NTPC Ltd.	68	240
Reliance Infrastructure Ltd.	10	185
Tata Power Co. Ltd.	28	687
		1,560

Total Common Stocks (cost $28,025)		23,013

SHORT TERM INVESTMENTS - 6.7%
Mutual Funds - 3.3%
JNL Money Market Fund, 2.37% (a) (h)	825	825

Securities Lending Collateral - 3.4%
Mellon GSL Delaware Business Trust Collateral
Fund, 2.70% (h)	853	845

Total Short Term Investments (cost $1,678)		1,670

Total Investments - 99.8% (cost $29,703)		24,683
Other Assets and Liabilities, Net - 0.2%		46
Total Net Assets - 100%		$24,729

JNL/PIMCO Real Return Fund
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wachovia Corp., 7.25%, Series L, 03/15/13 (p)	1	$441

Total Preferred Stocks (cost $500)		441

OPTIONS - 0.0%
Cross Currency Call Option on EUR vs. USD @ 1.392,
Expiration 07/08/10 (s) (t)	1,500	248
Cross Currency Put Option on EUR vs. USD @ 1.392,
Expiration 07/08/10 (s) (t)	1,500	55
Euro-Bobl Call Option, Strike Price $114,
Expiration 08/22/08	29	-
Euro-Bund Call Option, Strike Price $121,
Expiration 08/22/08	309	5
Eurodollar Future Call Option, Strike Price $98.75,
Expiration 09/15/08	5	-
Euro-Schatz Future Call Option, Strike Price $108,
Expiration 8/22/08	73	1
U.S 5-Year Future Call Option, Strike Price $126,
Expiration 08/22/08	484	4
US Treasury Bond 15 Year Future Call Option,
Strike Price $144, Expiration 08/22/08	1,514	24
US Treasury Inflation Index, 0.88%, 04/10, Put Option,
Strike Price $96.50, Expiration 07/29/08 (s) (t)	600	1
US Treasury Inflation Index, 2.00%, 04/12, Put Option,
Strike Price $96, Expiration 07/29/08 (s) (t)	900	1
US Treasury Inflation Index, 2.38%, 01/25, Put Option,
Strike Price $92.50, Expiration 07/01/08 (s) (t)	190	-
US Treasury Inflation Index, 2.38%, 01/27, Put Option,
Strike Price $91.50, Expiration 07/01/08 (s) (t)	450	-
US Treasury Note 10 Year Future Call Option,
Strike Price $135, Expiration 08/22/08	369	5
US Treasury Note 10 Year Future Put Option,
Strike Price $93, Expiration 08/22/08	1,811	28
US Treasury Note 2 Year Future Call Option,
Strike Price $111, Expiration 08/22/08	601	9

Total Options (cost $300)		381

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.1%
ACE Securities Corp., 2.57%, 06/25/37 (i)	1,030	959
Adjustable Rate Mortgage Trust, 5.14%, 09/25/35 (i)	1,447	1,381
American Express Credit Account Master Trust,
3.42%, 08/15/12 (i)	6,100	6,114
Banc of America Commercial Mortgage Inc.,
5.89%, 07/10/44	2,000	1,960
Banc of America Large Loans Inc.,
2.98%, 08/15/29 (e) (i) (u)	1,567	1,470
Bank of America BA Credit Card Trust, 3.67%, 12/16/13 (i)	7,600	7,713
BCAP LLC Trust, 2.65%, 01/25/37 (i)	705	450
Bear Stearns Adjustable Rate Mortgage Trust
4.48%, 05/25/33 (i)	211	200
4.48%, 02/25/34 (i)	1,162	1,055
4.76%, 11/25/34 (i)	1,266	1,231
4.86%, 01/25/35 (i)	2,079	2,011
4.96%, 01/25/35 (i)	1,359	1,307
4.13%, 03/25/35	674	643
4.13%, 03/25/35	326	312
4.55%, 08/25/35	206	200
4.55%, 08/25/35	339	322
Bear Stearns Alt-A Trust
5.87%, 01/25/36 (i)	1,288	1,050
5.64%, 08/25/36 (i)	559	463
Bear Stearns Asset Backed Securities Trust,
3.48%, 10/25/37 (i)	1,478	1,219
Bear Stearns Structured Products Inc.
5.67%, 01/26/36 (i)	1,399	1,162
2.68%, 01/26/37 (e) (i) (t)	1,394	1,381
5.79%, 12/26/46	1,427	1,173
Bravo Mortgage Asset Trust, 2.61%, 07/25/36 (e) (i) (u)	209	205
Chase Credit Card Master Trust, 2.64%, 09/15/11 (i)	1,400	1,397
Chevy Chase Mortgage Funding Corp.,
2.61%, 05/25/48 (e) (i) (u)	1,319	923
Citigroup Mortgage Loan Trust Inc.
4.25%, 08/25/35	293	277
4.68%, 08/25/35 (i)	1,397	1,244
4.75%, 08/25/35 (i)	232	221
2.56%, 01/25/37 (i)	749	696
2.59%, 03/25/37 (i)	1,092	1,036
2.54%, 05/25/37 (i)	1,116	1,058
2.54%, 05/25/37 (i)	1,092	1,014
Countrywide Asset-Backed Certificates
2.66%, 09/25/36 (i)	1,055	1,009
2.53%, 03/25/37 (i)	357	348
2.58%, 09/25/37 (i)	884	833
Countrywide Home Loan Mortgage Pass Through Trust
5.61%, 08/25/34 (i)	882	733
4.84%, 04/20/35 (i)	1,236	1,196
Credit Suisse First Boston Mortgage Securities Corp.,
4.42%, 04/25/34 (i)	1,333	1,301

Credit Suisse Mortgage Capital Certificates,
5.86%, 02/25/37	1,200	919
Credit-Based Asset Servicing and Securitization LLC,
2.60%, 07/25/37 (e) (i) (u)	1,103	1,024
Deutsche Bank Alternate Loan Trust, 2.57%, 08/25/37 (i)	991	938
First Franklin Mortgage Loan Asset Backed Certificates,
2.53%, 11/25/36 (i)	929	892
First Horizon Mortgage Pass Through-Trust,0
4.46%, 07/25/33 (i)	1,090	1,070
First NLC Trust, 2.55%, 08/25/37 (e) (i) (u)	1,090	1,022
First USA Credit Card Master Trust, 2.64%, 04/18/11 (i)	1,400	1,400
Ford Credit Auto Owner Trust, 3.07%, 07/15/10 (i)	2,300	2,302
GMAC Commercial Mortgage Securities Inc.,
5.24%, 11/10/45	2,000	1,891
Greenwich Capital Commercial Funding Corp.,
5.44%, 03/10/39	4,000	3,727
GS Mortgage Securities Corp. II, 2.55%, 03/06/20 (e) (i) (u)	444	416
Harborview Mortgage Loan Trust, 4.64%, 04/19/34 (i)	1,302	1,268
HSI Asset Securitization Corp. Trust, 2.54%, 05/25/37 (i)	1,007	920
IndyMac Residential Asset Backed Trust
2.61%, 04/25/37 (i)	795	785
2.56%, 07/25/37 (i)	867	853
JPMorgan Mortgage Acquisition Corp., 2.54%, 05/25/37 (i)	994	951
LB-UBS Commercial Mortgage Trust, 5.42%, 02/15/40	6,200	5,767
Lehman Brothers Mortgage Loan Trust,
2.57%, 06/25/37 (e) (i) (u)	1,099	1,027
Master Asset Backed Securities Trust, 2.62%, 02/25/36 (i)	437	432
MASTR Adjustable Rate Mortgages Trust
5.05%, 12/25/33 (i)	1,826	1,802
3.79%, 11/21/34 (i)	1,186	1,172
2.59%, 05/25/47 (i)	310	305
MASTR Asset Backed Securities Trust, 2.56%, 05/25/37 (i)	866	836
Merrill Lynch First Franklin Mortgage Loan Trust,
2.54%, 06/25/37 (i)	1,078	1,043
Merrill Lynch Mortgage Investors Inc.
6.24%, 02/25/33 (i)	501	493
4.56%, 02/25/34 (i)	1,252	1,214
MLCC Mortgage Investors Inc.
4.25%, 10/25/35	1,262	1,207
4.25%, 10/25/35	1,348	1,276
Morgan Stanley Capital I
2.54%, 05/25/37 (i)	1,009	933
2.54%, 05/25/37 (i)	988	970
Nationstar Home Equity Loan Trust, 2.54%, 06/25/37 (i)	1,017	993
Provident Funding Mortgage Loan Trust, 3.80%, 08/25/33	903	876
Residential Asset Securities Corp., 2.59%, 04/25/37 (i)	849	809
Residential Asset Securitization Trust, 5.50%, 06/25/33	484	452
Residential Funding Mortgage Securities I Inc.,
5.21%, 09/25/35 (i)	1,463	1,281
Residential Funding Mortgage Securities II Inc.,
2.59%, 02/25/36 (i)	88	88
Securitized Asset Backed Receivables LLC Trust,

2.61%, 05/25/37 (i)	1,058	981
SLC Student Loan Trust
2.67%, 02/15/15 (i)	909	906
2.91%, 07/25/13 (i)	661	660
2.90%, 04/25/14 (i)	967	965
SLM Student Loan Trust
3.25%, 01/25/17 (i)	3,100	3,080
2.92%, 04/25/17 (i)	737	737
2.96%, 04/25/19 (i)	3,900	3,785
Structured Adjustable Rate Mortgage Loan Trust,
4.18%, 02/25/34	1,357	1,205
Structured Asset Mortgage Investments Inc.
2.81%, 10/19/34 (i)	52	44
2.58%, 09/25/47 (i)	511	487
Structured Asset Securities Corp., 2.59%, 04/25/36 (i)	933	919
TBW Mortgage Backed Pass Through Certificates,
5.97%, 09/25/36	500	429
Thornburg Mortgage Securities Trust, 2.58%, 03/25/37 (i)	1,336	1,243
Wachovia Bank Commercial Mortgage Trust
2.55%, 06/15/20 (e) (i) (u)	1,244	1,151
2.56%, 09/15/21 (e) (i) (u)	1,235	1,165
Washington Mutual Mortgage Pass-Through Certificates
5.76%, 03/25/33 (i)	315	296
4.21%, 06/25/33	902	879
4.05%, 09/25/33 (i)	1,140	1,089
4.53%, 08/25/46 (i)	2,049	1,569
Wells Fargo Mortgage Backed Securities Trust
4.52%, 11/25/33 (i)	1,170	1,162
4.99%, 12/25/34 (i)	1,448	1,408

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $119,184)		114,781

CORPORATE BONDS AND NOTES - 15.9%
CONSUMER DISCRETIONARY - 0.2%
Home Depot Inc., 5.40%, 03/01/16	1,250	1,148
Macys Retail Holdings Inc., 7.45%, 07/15/17	1,000	945
Omnicom Group Inc., 5.90%, 04/15/16	1,250	1,221
		3,314
CONSUMER STAPLES - 0.3%
Kraft Foods Inc.
6.00%, 02/11/13	300	302
6.13%, 02/01/18	800	778
Reynolds American Inc., 3.48%, 06/15/11 (i)	700	662
Wal-Mart Stores Inc., 5.80%, 02/15/18	700	725
		2,467
ENERGY - 0.4%
Gaz Capital SA
7.34%, 04/11/13 (e) (u)	300	306
8.15%, 04/11/18 (e) (u)	400	414
NGPL PipeCo LLC, 6.51%, 12/15/12 (e) (u)	1,300	1,320

Rockies Express Pipeline LLC, 5.10%, 08/20/09 (e) (i) (u)	1,600	1,601
		3,641
FINANCIALS - 13.7%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	2,500	2,490
American Express Bank FSB, 5.50%, 04/16/13	800	782
American Express Bank
2.48%, 06/12/09 (i)	1,400	1,390
2.54%, 06/22/09 (i)	1,400	1,389
6.00%, 09/13/17	800	772
American Express Centurion Bank
2.54%, 07/13/10 (i)	1,700	1,668
6.00%, 09/13/17	700	675
American Express Co.
7.00%, 03/19/18	1,260	1,275
8.15%, 03/19/38	360	400
American Honda Finance Corp., 3.55%, 06/20/11 (e) (i) (u)	9,100	9,087
American International Group Inc.
5.85%, 01/16/18	1,100	1,031
8.18%, 05/15/58 (callable at 100 on 05/15/38) (e) (u)	1,300	1,223
Bank of America Corp.
8.00% (callable at 100 beginning 01/30/18) (p)	700	656
5.65%, 05/01/18	1,500	1,400
8.13%, 12/29/49 (p)	6,500	6,144
Bank of America NA
2.64%, 02/27/09 (i)	1,200	1,196
2.78%, 06/12/09 (i)	1,400	1,396
Barclays Bank Plc
5.45%, 09/12/12	2,100	2,124
6.05%, 12/04/17 (e) (u)	2,000	1,960
7.43%, (callable at 100 beginning 12/15/17) (e) (p) (u)	200	188
Bear Stearns Cos. Inc.
6.95%, 08/10/12	800	832
6.40%, 10/02/17	1,000	988
7.25%, 02/01/18	1,000	1,044
Capital One Financial Corp., 6.75%, 09/15/17	1,600	1,585
Caterpillar Financial Services Corp., 3.56%, 06/24/11 (i)	7,900	7,889
Chrysler Financial Co. LLC, 5.00%, 08/03/14 (s) (t)	1,493	1,236
Citigroup Funding Inc.
2.48%, 04/23/09 (i)	1,300	1,283
3.82%, 05/07/10 (i)	3,700	3,671
Citigroup Inc.
2.83%, 12/28/09 (i)	1,200	1,170
5.50%, 04/11/13	1,200	1,171
6.13%, 05/15/18	6,900	6,603
Credit Agricole SA, 2.65%, 05/28/09 (e) (i) (u)	1,400	1,394
Credit Suisse USA Inc., 2.78%, 11/20/09 (i)	500	494
Export-Import Bank of Korea, 2.77%, 06/01/09 (i)	1,400	1,387
Ford Motor Credit Co.
7.25%, 10/25/11	1,850	1,434
7.80%, 06/01/12	150	116
GATX Financial Corp., 5.80%, 03/01/16	1,000	966
General Electric Capital Corp.

5.88%, 01/14/38		1,000	906
6.50%, 09/15/67 (e) (u)	GBP	1,600	2,935
General Motors Acceptance Corp., 3.95%, 09/23/08 (i)		1,400	1,379
Genworth Financial Inc., 6.52%, 05/22/18		1,300	1,217
Goldman Sachs Group Inc.
3.10%, 06/28/10 (i)		1,700	1,653
6.15%, 04/01/18		1,200	1,164
6.75%, 10/01/37		1,800	1,647
HBOS Plc, 6.75%, 05/21/18 (e) (u)		1,000	956
International Lease Finance Corp., 6.63%, 11/15/13		500	449
Lehman Brothers Holdings Inc.
6.20%, 09/26/14		200	191
6.88%, 05/02/18		1,200	1,162
7.00%, 09/27/27		100	93
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15		1,000	991
Merrill Lynch & Co. Inc.
6.40%, 08/28/17		800	741
6.88%, 04/25/18		4,900	4,663
Metropolitan Life Global Funding I
3.17%, 04/13/09 (e) (i) (u)		3,600	3,597
3.55%, 06/25/10 (e) (i) (u)		500	500
Morgan Stanley
2.82%, 05/07/09 (i)		1,300	1,280
6.00%, 04/28/15		1,000	956
6.63%, 04/01/18		1,800	1,706
National Australia Bank Ltd., 5.35%, 06/12/13 (e) (u)		1,700	1,697
New York Life Global Funding, 4.65%, 05/09/13 (e) (u)		1,800	1,785
Pacific Life Global Funding, 5.15%, 04/15/13 (e) (u)		500	494
Pearson Dollar Finance PLC, 5.70%, 06/01/14 (e) (u)		1,000	976
ProLogis Trust, 6.63%, 05/15/18		900	887
Royal Bank of Scotland Group Plc,
7.09% (callable at 100 beginning 09/29/17) (p)	EUR	100	136
Sanpaolo IMI SpA, 3.32%, 06/09/10 (i)		9,300	9,233
Santander Perpetual SA Unipersonal,
6.67% (callable at 100 beginning 10/24/17) (e) (p) (u)		900	869
Simon Property Group LP
5.75%, 12/01/15		500	486
6.13%, 05/30/18		2,500	2,432
UBS AG Stamford, 5.75%, 04/25/18		3,300	3,149
Wachovia Bank NA, 2.76%, 10/03/08 (i)		1,300	1,297
Wachovia Corp.
5.50%, 05/01/13		4,800	4,594
7.98% (callable at 100 beginning 03/15/18) (p)		1,900	1,745
Wells Fargo & Co.
4.38%, 01/31/13		800	776
5.63%, 12/11/17		1,100	1,064
Wells Fargo Capital XIII, 7.70%, 12/29/49 (p)		800	796
			131,111
HEALTH CARE - 0.2%
Amgen Inc., 6.15%, 06/01/18		600	603
Baxter International Inc., 5.38%, 06/01/18		800	791
UnitedHealth Group Inc., 4.88%, 02/15/13		100	96

		1,490
INDUSTRIALS - 0.1%
Waste Management Inc., 6.10%, 03/15/18	1,100	1,097

INFORMATION TECHNOLOGY - 0.2%
Oracle Corp., 5.75%, 04/15/18	1,500	1,499

MATERIALS - 0.2%
Rexam Plc, 6.75%, 06/01/13 (e) (u)	700	699
Weyerhaeuser Co., 3.80%, 09/24/09 (i)	800	791
		1,490
TELECOMMUNICATION SERVICES - 0.2%
AT&T Inc., 6.30%, 01/15/38	200	189
Qwest Capital Funding Inc., 7.00%, 08/03/09	1,000	998
Telecom Italia Capital SA, 7.00%, 06/04/18	600	605
		1,792
UTILITIES - 0.4%
American Electric Power Co. Inc., 5.25%, 06/01/15	500	482
Constellation Energy Group Inc.
7.00%, 04/01/12	2,500	2,592
4.55%, 06/15/15	100	88
Public Service Electric & Gas, 5.30%, 05/01/18	700	691
		3,853

Total Corporate Bonds and Notes (cost $155,753)		151,754

GOVERNMENT AND AGENCY OBLIGATIONS - 153.6%
GOVERNMENT SECURITIES - 109.8%
Municipals - 0.7%
Buckeye Ohio Tobacco Settlement Financing Authority,
6.00%, 06/01/42	300	260
Dallas Area Rapid Transit (insured by AMBAC
Assurance Corp.), 5.00%, 12/01/36	2,400	2,411
New York City Municipal Water FInancing Authority,
5.00%, 06/15/38	400	403
State of California Variable Purpose
5.00%, 06/01/37	1,700	1,667
5.00%, 11/01/37	400	392
Tobacco Settlement Authority of West Virgina,
7.47%, 06/01/47	490	437
Tobacco Settlement Financing Corp. New Jersey,
4.75%, 06/01/34	1,000	758
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	151
		6,479
Treasury Inflation Index Securities - 97.6%
U.S. Treasury Inflation Index Note
0.88%, 04/15/10, TBA (g) (r)	48,338	64,944
3.50%, 01/15/11, TBA (g) (r)	32,673	59,255
2.38%, 04/15/11, TBA (g) (r)	64,519	81,539
3.38%, 01/15/12, TBA (g) (r)	2,525	4,407
2.00%, 04/15/12, TBA (g) (r)	87,383	104,763

3.00%, 07/15/12, TBA (g) (r)	51,120	85,682
0.63%, 04/15/13, TBA (g) (r)	12,323	12,759
1.88%, 07/15/13, TBA (g) (r)	21,258	32,150
2.00%, 01/15/14, TBA (g) (r)	32,591	48,878
2.00%, 07/15/14, TBA (g) (r)	2,372	3,389
2.00%, 01/15/16, TBA (g) (r)	2,544	3,191
2.50%, 07/15/16, TBA (g) (r)	38,832	48,817
2.38%, 01/15/17, TBA (g) (r)	1,755	2,190
2.63%, 07/15/17, TBA (g) (r)	21,359	25,645
1.63%, 01/15/18, TBA (g) (r)	84,558	90,940
2.38%, 01/15/25, TBA (g) (r)	63,988	90,000
2.00%, 01/15/26, TBA (g)	10,000	10,731
2.38%, 01/15/27, TBA (g) (r)	43,918	52,935
1.75%, 01/15/28, TBA (g) (r)	68,946	69,287
3.63%, 04/15/28, TBA (g) (r)	12,306	34,309
3.88%, 04/15/29, TBA (g) (r)	1,876	5,264
		931,075
U.S. Treasury Securities - 11.5%
U.S. Treasury Bond
4.25%, 11/15/17, TBA (g)	4,800	4,903
5.00%, 05/15/37, TBA (g)	24,600	26,437
4.38%, 02/15/38, TBA (g)	31,000	30,215
U.S. Treasury Note
4.13%, 08/31/12, TBA (g)	2,100	2,174
3.63%, 12/31/12, TBA (g)	1,800	1,829
2.50%, 03/31/13, TBA (g)	10,600	10,227
3.13%, 04/30/13, TBA (g)	1,200	1,190
4.75%, 08/15/17, TBA (g)	4,500	4,767
3.50%, 02/15/18, TBA (g)	23,400	22,524
3.88%, 05/15/18, TBA (g)	5,300	5,256
		109,522
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 43.8%
Federal Home Loan Mortgage Corp. - 3.0%
Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 11/15/13	494	496
REMIC, 5.50%, 05/15/16	1,083	1,101
REMIC, 2.70%, 02/15/19 (i)	4,718	4,621
REMIC, 2.62%, 07/15/19 (i)	2,269	2,223
REMIC, 5.00%, 02/15/20	889	902
REMIC, 2.62%, 10/15/20 (i)	2,292	2,245
REMIC, 5.00%, 05/15/27	1,227	1,244
6.74%, 07/01/36 (i)	1,927	1,970
6.70%, 09/01/36 (i)	2,123	2,170
6.64%, 10/01/36 (i)	2,326	2,350
5.50%, 12/01/36	1,899	1,874
5.50%, 05/01/37	3,010	2,970
5.50%, 09/01/37	473	467
5.50%, 11/01/37	968	955
5.50%, 12/01/37	289	285
5.50%, 12/01/37	970	956
5.50%, 12/01/37	480	473
5.50%, 01/01/38	752	742

		28,044
Federal National Mortgage Association - 40.5%
Federal National Mortgage Association
REMIC, 5.00%, 02/25/17	967	979
4.72%, 11/01/35 (i)	619	623
5.62%, 03/01/36 (i)	988	1,001
5.93%, 06/01/36 (i)	787	799
5.50%, 09/01/36	190	187
6.00%, 09/01/36	279	281
5.50%, 10/01/36	13,076	12,912
5.50%, 12/01/36	4,815	4,754
5.50%, 12/01/36	2,624	2,590
5.50%, 12/01/36	154	152
5.50%, 12/01/36	9,010	8,898
5.00%, 01/01/37	974	935
5.00%, 02/01/37	168	161
5.00%, 02/01/37	175	168
5.50%, 02/01/37	160	158
5.50%, 02/01/37	17,210	16,995
5.50%, 02/01/37	12,785	12,618
5.50%, 02/01/37	352	348
5.50%, 02/01/37	10,052	9,921
5.50%, 02/01/37	192	190
6.00%, 02/01/37	8,726	8,816
5.50%, 03/01/37	632	624
5.50%, 03/01/37	181	178
5.50%, 03/01/37	860	848
5.50%, 03/01/37	2,669	2,634
5.50%, 03/01/37	161	159
5.50%, 03/01/37	157	155
5.50%, 04/01/37	10,699	10,559
5.50%, 04/01/37	3,958	3,907
5.50%, 04/01/37	2,921	2,883
5.50%, 04/01/37	633	625
5.50%, 04/01/37	12,850	12,682
6.00%, 04/01/37	754	762
5.50%, 05/01/37	13,679	13,500
5.50%, 05/01/37	642	634
5.50%, 05/01/37	186	183
5.50%, 05/01/37	261	258
5.50%, 05/01/37	287	284
5.51%, 05/01/37	633	625
5.51%, 05/01/37	155	153
5.50%, 06/01/37	13,577	13,400
5.50%, 06/01/37	638	629
5.50%, 06/01/37	641	633
5.50%, 06/01/37	13,807	13,627
5.50% 07/01/37	12,940	12,772
5.50%, 07/01/37	13,096	12,924
5.50%, 07/01/37	179	177
5.50%, 07/01/37	18,214	17,976
6.00%, 07/01/37	7,089	7,160

REMIC, 2.54%, 07/25/37 (f) (i)	1,331	1,283
5.50%, 08/01/37	3,740	3,692
5.50%, 08/01/37	14,030	13,847
6.00%, 10/01/37	7,032	7,103
6.00%, 10/01/37	5,969	6,030
5.50%, 11/01/37	13,272	13,099
REMIC, 2.68%, 11/27/37 (i)	2,100	2,008
5.50%, 12/01/37	13,575	13,398
5.50%, 12/01/37	158	155
5.50%, 01/01/38	5,221	5,153
5.50%, 01/01/38	13,530	13,354
5.50%, 01/01/38	13,203	13,031
5.50%, 02/01/38	2,600	2,566
5.50%, 02/01/38	12,796	12,628
5.50%, 02/01/38	12,882	12,714
5.50%, 02/01/38	13,287	13,112
5.50%, 02/01/38	12,904	12,736
5.00%, 03/01/38	442	424
5.50%, 04/01/38	394	388
6.00%, 05/01/38	25,185	25,439
		386,597
Government National Mortgage Association - 0.1%
Government National Mortgage Association
6.00%, 01/15/29	2	3
6.00%, 02/15/29	3	3
6.00%, 01/15/32	4	4
6.00%, 06/20/32	400	407
5.50%, 02/15/36	458	457
6.00%, 01/15/37	-	-
		874
Small Business Administration Participation Certificates - 0.2%
Small Business Administration Participation Certificates,
5.29%, 12/01/27	1,944	1,935

Total Government and Agency Obligations (cost $1,500,191)		1,464,526

SHORT TERM INVESTMENTS - 25.1%
Certificates of Deposit - 0.8%
Dexia Credit SA NY, 2.43%, 09/29/08 (i)	2,600	2,600
Fortis Bank NY, 2.75%, 09/30/08 (i)	2,600	2,596
Nordea Bank Finland Plc, 2.43%, 12/01/08 (i)	1,100	1,100
Skandinaviska Enskilda Banken NY, 2.68%, 02/13/09 (i)	1,200	1,199
		7,495
Commercial Paper - 20.4%
ANZ Banking Group, 2.74%, 09/05/08 (e) (u)	10,000	9,950
Calyon North America Inc.
2.34%, 07/02/08	3,250	3,250
2.54%, 07/08/08	1,100	1,099
CBA (DE) Finance, 2.46%, 07/30/08	27,300	27,243
Danske Corp., 2.50%, 08/06/08 (e) (u)	500	498
Espar, 2.61%, 11/07/08 (e) (u)	8,800	8,766
ING Funding LLC, 2.73%, 08/14/08	1,500	1,495

Nordea North America Inc., 2.45%, 07/02/08	5,200	5,200
Palisades Corp., 3.57%, 08/19/08 (e) (u)	15,300	15,237
Royal Bank of Scotland
2.53%, 07/14/08	19,400	19,398
2.67%, 08/06/08	2,700	2,693
2.67%, 08/06/08	2,500	2,493
San Paolo IMI US Financial Co., 2.43%, 07/11/08	9,700	9,693
Societe Generale
2.55%, 07/03/08	7,900	7,899
2.75%, 08/06/08	5,200	5,186
Stadshypotek AB, 2.52%, 08/01/08 (e) (u)	21,000	20,954
UBS Finance LLC
2.50%, 07/14/08	20,000	19,982
2.52%, 07/16/08	1,300	1,299
Unicredito Italiano Bank, 2.64%, 07/07/08 (e) (u)	30,600	30,587
Westpac Trust, 2.77%, 09/22/08 (e) (u)	2,000	1,987
		194,909
Mutual Funds - 3.7%
JNL Money Market Fund, 2.37% (a) (h)	35,051	35,051

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill
1.25%, 08/28/08	750	748
1.99%, 09/11/08	750	748
		1,496

Total Short Term Investments (cost $238,933)		238,951

Total Investments - 206.7% (cost $2,014,861)		1,970,834
Forward Sales Commitments, Net – (52.2%)		-497,661
Other Assets and Liabilities, Net - (54.5%) (o)		-519,617
Total Net Assets - 100%		$953,556

Forward Sales Commitments
GOVERNMENT AND AGENCY OBLIGATIONS - 52.2%
GOVERNMENT SECURITIES - 16.6%
Treasury Inflation Index Securities - 0.7%
U.S. Treasury Inflation Index Note
1.88%, 07/15/15, TBA (g) (r)	4,332	$5,667
2.00%, 01/15/26, TBA (g)	700	751
		6,418
U.S. Treasury Securities - 15.9%
U.S. Treasury Bond
4.25%, 11/15/17, TBA (g)	4,810	4,913
4.75%, 02/15/37, TBA (g)	2,200	2,272
5.00%, 05/15/37, TBA (g)	33,600	36,110
4.38%, 02/15/38, TBA (g)	54,400	53,023
U.S. Treasury Note
4.88%, 05/31/11, TBA (g)	9,700	10,237
4.13%, 08/31/12, TBA (g)	2,100	2,174
3.63%, 12/31/12, TBA (g)	1,830	1,858
2.50%, 03/31/13, TBA (g)	1,100	1,061
3.13%, 04/30/13, TBA (g)	1,200	1,190
4.25%, 08/15/14, TBA (g)	200	209
4.00%, 02/15/15, TBA (g)	900	925
4.75%, 08/15/17, TBA (g)	9,200	9,746
3.50%, 02/15/18, TBA (g)	23,360	22,486
3.88%, 05/15/18, TBA (g)	5,300	5,255
		151,459
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 35.6%
Federal Home Loan Mortgage Corp. - 0.1%
6.00%, 07/17/30, TBA (g)	1,500	1,514

Federal National Mortgage Association - 35.3%
Federal National Mortgage Association
5.00%, 11/01/35, TBA (g)	2,000	1,917
6.00%, 06/0136, TBA (g)	295,900	291,646
6.00%, 07/14/36, TBA (g)	42,100	42,468
6.00%, 07/18/17, TBA (g)	200	205
		336,236
Government National Mortgage Association - 0.2%
Government National Mortgage Association
6.50%, 07/24/31, TBA (g)	700	723
6.00%, 06/20/32, TBA (g)	400	407
5.50%, 07/22/33, TBA (g)	500	498
6.00%, 07/01/35, TBA (g)	400	406
		2,034

Total Forward Sales Commitments – 52.2% (proceeds $495,813)		$497,661

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 2.5%
FINANCIALS - 2.5%
Bank of America Corp., Convertible Preferred,
7.25%, Series L, 01/30/13 (p)	7	$6,195
DG Funding Trust,
5.05% (callable at 100 beginning 12/31/09) (e) (p) (t)	-	4,161
Wachovia Corp., 7.25%, Series L, 12/31/49 (p)	27	23,797

Total Preferred Stocks (cost $38,427)		34,153

OPTIONS - 0.2%
Call Swaption, 3 month LIBOR versus 3.45% fixed,
Expiration 08/03/09 (s) (t)	102	50
Call Swaption, 3 month LIBOR versus 3.45% fixed,
Expiration 08/03/09 (s) (t)	684	338
Call Swaption, 3 month LIBOR versus 3.45% fixed,
Expiration 08/03/09 (s) (t)	113	57
Call Swaption, 3 month LIBOR versus 3.85% fixed,
Expiration 08/03/09 (s) (t)	372	277
Call Swaption, 3 month LIBOR versus 3.15% fixed,
Expiration 12/17/10 (s) (t)	202	60
Call Swaption, 3 month LIBOR versus 3.15% fixed,
Expiration 12/17/10 (s) (t)	1,614	483
Call Swaption, 3 month LIBOR versus 3.15% fixed,
Expiration 02/04/11 (s) (t)	666	217
Call Swaption, 3 month LIBOR versus 3.50% fixed,
Expiration 02/04/11 (s) (t)	789	407
Call Swaption, 3 month LIBOR versus 3.60% fixed,
Expiration 07/07/11 (s) (t)	1,150	66

Total Options (cost $4,698)		1,955

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.2%
ACE Securities Corp., 2.56%, 10/25/36 (i)	554	548
American Home Mortgage Investment Trust,
4.39%, 02/25/45	572	511
Amortizing Residential Collateral Trust, 2.77%, 07/25/32 (i)	15	13
Asset Backed Securities Corp. Home Equity,
2.76%, 09/25/34 (i)	294	252
Banc of America Commercial Mortgage Inc.,
5.74%, 05/10/45 (i)	2,000	1,953
Banc of America Funding Corp., 4.11%, 05/25/35 (i)	804	751
Banc of America Mortgage Securities Inc.
6.50%, 10/25/31	150	150
6.50%, 09/25/33	66	65
Bank of America Credit Card Trust, 3.05%, 04/15/13 (i)	1,800	1,797
Bear Stearns Adjustable Rate Mortgage Trust
5.52%, 11/25/30 (i)	6	6
5.62%, 02/25/33 (i)	52	49
6.74%, 02/25/33 (i)	24	24
5.03%, 04/25/33 (i)	194	187
4.59%, 01/25/34 (i)	479	441

4.76%, 11/25/34 (i)	814	792
5.07%, 11/25/34 (i)	2,438	2,362
4.13%, 03/25/35	11,293	10,797
4.75%, 10/25/35	2,557	2,533
Bear Stearns Alt-A Trust
5.37%, 05/25/35 (i)	943	807
5.70%, 09/25/35 (i)	588	484
Bear Stearns Structured Products Inc.
5.67%, 01/26/36 (i)	1,748	1,453
2.68%, 01/26/37 (e) (i) (t)	4,355	4,317
5.79%, 12/26/46	981	806
Chase Issuance Trust, 3.60%, 05/16/11	14,000	14,004
Citigroup Mortgage Loan Trust Inc.
4.70%, 12/25/35	303	294
2.54%, 05/25/37 (i)	2,729	2,535
Countrywide Alternative Loan Trust, 2.66%, 05/25/47 (i)	1,069	747
Countrywide Asset-Backed Certificates, 2.59%, 10/25/46 (i)	662	650
Countrywide Home Loan Mortgage Pass Through Trust
4.80%, 11/25/34 (i)	1,551	1,489
4.72%, 02/20/35 (i)	2,686	2,620
5.25%, 02/20/36	352	310
CS First Boston Mortgage Securities Corp.,
3.33%, 03/25/32 (e) (i) (u)	45	40
Deutsche Bank Alternate Loan Trust, 2.56%, 03/25/37 (i)	639	611
Equity One ABS Inc., 3.04%, 11/25/32 (i)	202	176
First Franklin Mortgage Loan Asset Backed Certificates,
2.52%, 01/25/38 (i)	2,077	2,006
First USA Credit Card Master Trust, 2.64%, 04/18/11 (i)	3,900	3,900
Fremont Home Loan Trust, 2.55%, 02/25/37 (i)	400	392
GE Capital Commercial Mortgage Corp., 4.23%, 12/10/37	2,766	2,741
GreenPoint Mortgage Funding Trust, 2.56%, 01/25/47 (i)	1,310	1,243
GS Mortgage Securities Corp. II, 2.55%, 03/06/20 (e) (i) (u)	1,746	1,633
GSR Mortgage Loan Trust
4.54%, 09/25/35 (i)	3,660	3,546
5.25%, 11/25/35 (i)	1,761	1,655
Harborview Mortgage Loan Trust
2.70%, 05/19/35 (i)	239	181
5.15%, 07/19/35 (i)	1,272	1,173
Household Home Equity Loan Trust, 2.77%, 01/20/34 (i)	1,572	1,390
HSI Asset Securitization Corp. Trust, 2.53%, 12/25/36 (i)	584	560
IndyMac ARM Trust, 6.12%, 01/25/32 (i)	1	1
IndyMac Index Mortgage Loan Trust
5.24%, 01/25/36 (i)	1,479	1,429
2.57%, 11/25/46 (i)	744	693
JPMorgan Chase Commercial Mortgage Securities Corp.
5.33%, 05/15/47	1,900	1,782
5.44%, 06/12/47	11,300	10,510
5.42%, 01/15/49	6,100	5,653
JPMorgan Mortgage Acquisition Corp.
2.53%, 08/25/36 (i)	319	314
2.53%, 06/25/37 (i)	14,867	14,325
JPMorgan Mortgage Trust, 5.02%, 02/25/35 (i)	840	792

Lehman Brothers Commercial Mortgage Trust,
2.55%, 09/15/21 (e) (i) (u)	189	180
Long Beach Mortgage Loan Trust, 2.76%, 10/25/34 (i)	34	28
MASTR Adjustable Rate Mortgages Trust,
3.79%, 11/21/34 (i)	1,186	1,172
MASTR Asset Backed Securities Trust
2.53%, 01/25/37 (i)	968	872
2.56%, 05/25/37 (i)	990	955
Mellon Residential Funding Corp.
3.54%, 10/20/29 (i)	308	296
2.99%, 06/15/30 (i)	648	611
Merrill Lynch Mortgage Investors Inc.
5.85%, 05/25/33 (i)	1,181	1,076
2.69%, 02/25/36 (i)	518	416
2.55%, 08/25/36 (i)	1,794	1,735
Merrill Lynch/Countrywide Commercial Mortgage Trust,
5.96%, 07/12/17 (i)	10,700	10,335
Mid-State Trust, 8.33%, 04/01/30	14	14
MLCC Mortgage Investors Inc.
3.48%, 10/25/35 (i)	254	230
2.73%, 11/25/35 (i)	397	343
Morgan Stanley Capital I, 2.54%, 10/15/20 (e) (i) (u)	431	403
Morgan Stanley Mortgage Loan Trust, 2.52%, 01/25/37 (i)	975	944
Park Place Securities Inc., 2.79%, 10/25/34 (i)	1,368	1,191
Prime Mortgage Trust
2.88%, 02/25/19 (i)	30	28
2.88%, 02/25/34 (i)	149	135
Residential Asset Securities Corp., 2.55%, 11/25/36 (i)	761	753
Saxon Asset Securities Trust, 2.54%, 11/25/36 (i)	349	342
SBI Heloc Trust, 2.65%, 08/25/36 (e) (i) (u)	521	508
Securitized Asset Backed Receivables LLC Trust,
2.54%, 12/25/36 (i)	1,082	1,014
Sequoia Mortgage Trust, 2.83%, 10/19/26 (i)	112	106
SLM Student Loan Trust
2.91%, 10/27/14 (i)	3,402	3,391
3.10%, 01/26/15 (i)	781	778
2.92%, 01/25/16 (i)	100	100
2.92%, 10/25/16 (i)	1,412	1,403
Soundview Home Equity Loan Trust
2.53%, 10/25/36 (i)	309	305
2.56%, 01/25/37 (i)	2,803	2,739
Structured Asset Mortgage Investments Inc.
2.81%, 09/19/32 (i)	97	89
2.73%, 07/19/35 (i)	1,049	869
2.61%, 03/25/37 (i)	2,137	1,640
Structured Asset Securities Corp.
6.05%, 02/25/32 (i)	3	3
2.77%, 01/25/33 (i)	13	12
2.53%, 10/25/36 (i)	1,088	1,062
Thornburg Mortgage Securities Trust
2.60%, 06/25/36 (i)	2,650	2,555
2.59%, 12/25/36 (i)	1,059	1,013

Vendee Mortgage Trust, 6.50%, 09/15/24	778	826
Wachovia Bank Commercial Mortgage Trust
2.55%, 06/15/20 (e) (i) (u)	2,222	2,055
2.56%, 09/15/21 (e) (i) (u)	7,891	7,441
Washington Mutual Mortgage Pass-Through Certificates
6.77%, 02/25/31 (i)	14	14
4.93%, 08/25/42 (i)	264	237
4.73%, 11/25/42 (i)	158	147
2.77%, 10/25/45 (i)	249	194
Wells Fargo Mortgage Backed Securities Trust
4.95%, 01/25/35 (i)	1,979	1,921
4.95%, 03/25/36	1,430	1,377

Total Non-U.S. Government Agency Asset-Backed Securities (cost $169,998)		164,351

CORPORATE BONDS AND NOTES - 37.4%
CONSUMER DISCRETIONARY - 1.2%
Comcast Corp.
3.09%, 07/14/09 (i)	1,700	1,686
5.88%, 02/15/18	400	385
6.45%, 03/15/37	400	372
Daimler Finance North America LLC
3.14%, 03/13/09 (i)	900	897
3.23%, 08/03/09 (i)	1,400	1,388
MGM Mirage Inc.
6.37%, 10/03/11 (i) (s) (t)	500	454
6.41%, 10/03/11 (i) (s) (t)	500	454
6.43%, 10/03/11 (i) (s) (t)	1,500	1,361
R.H. Donnelley Corp., Term Loan
06/30/11 (s) (t)	34	33
06/30/11 (s) (t)	789	776
06/30/11 (s) (t)	48	47
Target Corp., 5.13%, 01/15/13	3,000	3,034
Time Warner Inc., 2.92%, 11/13/09 (i)	1,500	1,458
Walt Disney Co., 2.78%, 07/16/10 (i)	4,400	4,377
		16,722
CONSUMER STAPLES - 0.2%
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18	100	94
Kraft Foods Inc.
6.13%, 02/01/18	1,400	1,361
Kraft Foods Inc.
6.88%, 02/01/38	600	583
Philip Morris International Inc., 5.65%, 05/16/18	1,200	1,166
		3,204
ENERGY - 1.1%
Anadarko Petroleum Corp., 3.18%, 09/15/09 (i)	2,200	2,175
Citigroup Global Markets Deutschland AG for
OAO Gazprom, 10.50%, 10/21/09	1,500	1,616
El Paso Corp., 8.05%, 10/15/30	600	614
El Paso Corp., 7.80%, 08/01/31	900	906
Gaz Capital SA, 6.21%, 11/22/16 (e) (u)	300	280
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	6,400	6,235

Peabody Energy Corp., 7.88%, 11/01/26		500	503
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.84%, 09/30/27 (e) (u)		500	423
Transocean Inc., 2.87%, 09/05/08 (i)		1,400	1,398
			14,150
FINANCIALS - 29.2%
Allstate Life Global Funding Trust, 5.38%, 04/30/13		1,900	1,893
American Express Bank FSB, 5.50%, 04/16/13		2,700	2,640
American Express Bank, 6.00%, 09/13/17		300	289
American Express Centurion Bank
2.48%, 06/12/09 (i)		8,700	8,630
6.00%, 09/13/17		300	289
American Express Co., 7.00%, 03/19/18		2,100	2,126
American General Finance Corp., 6.90%, 12/15/17		2,400	2,092
American Honda Finance Corp., 2.78%, 02/09/10 (e) (i) (u)		1,900	1,898
American International Group Inc.
2.52%, 06/16/09 (e) (i) (u)		1,200	1,178
5.05%, 10/01/15		200	181
5.85%, 01/16/18		4,500	4,216
6.25%, 03/15/37		800	626
ANZ National International Ltd., 2.80%, 08/07/09 (e) (i) (u)		4,800	4,790
Bank of America Corp.
2.90%, 11/06/09 (i)		200	198
5.38%, 09/11/12		4,100	4,108
6.00%, 09/01/17		1,700	1,638
8.00% (callable at 100 beginning 01/30/18) (p)		20,700	19,393
Bank of America NA
2.64%, 02/27/09 (i)		500	498
2.78%, 06/12/09 (i)		5,300	5,287
3.06%, 06/15/16 (i)		700	633
6.00%, 10/15/36		600	532
Bank of Ireland, 2.75%, 01/15/10 (i)		4,700	4,629
Bank of New York Mellon Corp., 3.18%, 02/05/10 (i)		7,400	7,395
Bank of Scotland Plc, 2.76%, 07/17/09 (e) (i) (u)		2,300	2,299
Banque Centrale De Tunisie, 7.50%, 08/06/09 (e) (u)	EUR	300	476
Barclays Bank Plc
5.45%, 09/12/12		10,700	10,824
6.05%, 12/04/17 (e) (u)		1,600	1,568
7.43% (callable at 100 beginning 12/15/17) (e) (p) (u)		15,000	14,070
Bear Stearns Cos. Inc.
2.89%, 03/30/09 (i)		2,500	2,478
2.98%, 07/16/09 (i)		800	790
2.77%, 08/21/09 (i)		2,300	2,273
2.84%, 05/18/10 (i)		5,600	5,466
6.95%, 08/10/12		3,500	3,639
BNP Paribas,
5.19% (callable at 100 beginning 06/29/15) (e) (p) (u)		4,100	3,561
Capital One Financial Corp., 2.98%, 09/10/09 (i)		9,000	8,396
Cemex 10 Capital SPV Ltd.,
6.72% (callable at 100 beginning 12/31/16) (e) (p) (u)		1,000	918
China Development Bank, 5.00%, 10/15/15		200	195
Chrysler Financial Co. LLC, 5.00%, 08/03/14 (s) (t)		3,990	3,304

CIT Group Inc.
2.96%, 12/19/08 (i)		500	495
3.05%, 01/30/09 (i)		6,200	5,999
2.79%, 06/08/09 (i)		12,000	11,100
2.84%, 08/17/09 (i)		400	364
Citigroup Capital XXI,
8.30%, 12/21/57 (callable at 100 beginning 12/21/37)		4,300	4,061
Citigroup Funding Inc.
2.67%, 12/08/08 (i)		500	496
2.81%, 06/26/09 (i)		1,200	1,183
2.48%, 04/23/09 (i)		1,200	1,184
Citigroup Global Markets Holdings Inc., 2.91%, 03/17/09 (i)		400	396
Citigroup Inc.
2.85%, 12/26/08 (i)		2,600	2,590
2.94%, 01/30/09 (i)		2,600	2,576
2.83%, 12/28/09 (i)		400	390
5.50%, 08/27/12		1,500	1,479
5.30%, 10/17/12		600	585
5.50%, 04/11/13		6,700	6,539
5.85%, 07/02/13		400	396
6.00%, 08/15/17		2,200	2,099
6.13%, 08/25/36		1,700	1,438
8.40%, 04/29/49 (p)		6,700	6,369
Credit Agricole SA
2.65%, 05/28/09 (e) (i) (u)		1,400	1,394
2.70%, 05/28/10 (e) (i) (u)		1,600	1,583
Deutsche Bank AG London, 6.00%, 09/01/17		3,000	3,029
ENEL Finance International SA, 6.25%, 09/15/17 (e) (u)		4,700	4,756
Export-Import Bank of Korea, 2.77%, 06/01/09 (i)		2,000	1,982
Fifth Third Bancorp, 8.25%, 03/01/38		10,200	8,263
Ford Motor Credit Co,
7.38%, 10/28/09		1,200	1,093
7.88%, 06/15/10		1,000	863
General Electric Capital Corp.
2.83%, 01/05/09 (i)		600	600
2.94%, 10/26/09 (i)		1,900	1,893
2.89%, 01/20/10 (i)		1,900	1,892
2.85%, 10/06/10 (i)		1,700	1,687
3.32%, 02/01/11 (i)		3,000	2,997
2.75%, 08/15/11 (i)		2,600	2,560
2.99%, 01/08/16 (i)		200	189
5.50%, 09/15/67 (e) (u)	EUR	6,100	8,469
6.38%, 11/15/67		3,200	3,027
General Motors Acceptance Corp., 6.00%, 12/15/11		200	138
Goldman Sachs Group Inc.
2.81%, 11/10/08 (i)		1,600	1,596
2.84%, 12/23/08 (i)		700	698
2.89%, 06/23/09 (i)		5,100	5,047
5.63%, 01/15/17		2,200	2,038
6.25%, 09/01/17		4,400	4,350
5.95%, 01/18/18		1,200	1,152
6.15%, 04/01/18		600	582

6.75%, 10/01/37	6,300	5,763
HBOS Plc,
5.92% (callable at 100 beginning 10/01/15) (e) (p) (u)	200	142
HSBC Bank USA, 2.84%, 06/10/09 (i)	3,000	2,986
HSBC Finance Corp.
2.90%, 09/15/08 (i)	4,100	4,098
2.88%, 10/21/09 (i)	1,000	976
HSBC Holdings Plc
6.50%, 05/02/36	500	465
6.50%, 09/15/37	700	638
John Deere Capital Corp., 2.76%, 07/15/08 (i)	1,400	1,400
JPMorgan Chase & Co.
2.81%, 05/07/10 (i)	2,300	2,277
6.00%, 01/15/18	1,200	1,169
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	3,983
JPMorgan Chase Capital XX, 6.55%, 09/29/36	300	259
Lehman Brothers Holdings Inc.
2.53%, 11/24/08 (i)	4,800	4,774
2.85%, 12/23/08 (i)	200	196
2.88%, 04/03/09 (i)	600	582
2.97%, 11/10/09 (i)	900	858
2.82%, 11/16/09 (i)	400	381
2.78%, 05/25/10 (i)	1,100	1,019
2.95%, 07/18/11 (i)	1,100	1,006
5.63%, 01/24/13	1,600	1,514
6.20%, 09/26/14	1,700	1,623
6.88%, 05/02/18	1,000	968
Merrill Lynch & Co. Inc.
2.75%, 08/22/08 (i)	1,000	998
2.76%, 12/04/09 (i)	1,700	1,630
2.77%, 08/14/09 (i)	1,400	1,356
2.81%, 05/08/09 (i)	2,600	2,545
3.12%, 07/25/11 (i)	1,900	1,733
6.05%, 08/15/12	600	587
6.40%, 08/28/17	1,900	1,761
MetLife Global Funding Inc., 2.76%, 05/17/10 (e) (i) (u)	3,000	2,959
MetLife Inc., 6.40%, 12/15/36
(callable at 100 beginning 12/15/31)	500	437
Morgan Stanley
2.82%, 05/07/09 (i)	2,000	1,969
2.84%, 02/09/09 (i)	2,900	2,873
3.15%, 01/22/09 (i)	3,700	3,663
4.78%, 05/14/10 (i)	3,700	3,686
5.95%, 12/28/17	1,800	1,634
6.25%, 08/28/17	1,200	1,119
National Australia Bank Ltd.
2.73%, 09/11/09 (e) (i) (u)	1,300	1,299
3.21%, 02/08/10 (e) (i) (u)	14,500	14,497
5.35%, 06/12/13 (e) (u)	1,900	1,897
Petroleum Export Ltd., 5.27%, 06/15/11 (e) (u)	137	136
PNC Bank NA, 3.32%, 02/01/10 (i)	8,600	8,586
Principal Life Income Funding Trust, 5.30%, 04/24/13	1,700	1,700

RBS Capital Trust I, 4.71%
(callable at 100 beginning 07/01/13) (p)	800	695
Residential Capital LLC, 5.76%, 05/22/09 (i)	1,900	1,368
Resona Bank Ltd., 5.85%
(callable at 100 beginning 04/15/16) (e) (p) (u)	300	258
Royal Bank of Scotland Group Plc
2.87%, 07/21/08 (e) (i) (u)	2,400	2,399
6.99% (callable at 100 beginning 10/05/17) (e) (p) (u)	2,100	1,890
Santander Perpetual SA Unipersonal, 6.67%
(callable at 100 beginning 10/24/17) (e) (p) (u)	3,400	3,285
Santander US Debt SA Unipersonal,
2.73%, 11/20/09 (e) (i) (u)	3,200	3,169
SLM Corp., 3.06%, 07/27/09 (i)	1,000	938
SMFG Preferred Capital Ltd., 6.08%
(callable at 100 beginning 01/25/17) (e) (p) (u)	1,000	846
State Street Capital Trust III, 8.25%, 12/29/49 (p)	1,700	1,733
State Street Capital Trust IV, 3.78%, 06/15/37 (i)	200	154
Sumitomo Mitsui Banking Corp., 5.63%
(callable at 100 beginning 10/15/15) (e) (p) (u)	1,500	1,346
TNK-BP Finance SA, 6.13%, 03/20/12 (e) (u)	300	284
UBS AG Stamford, 5.88%, 12/20/17	1,200	1,167
UBS Preferred Funding Trust V, 6.24%
(callable at 100 beginning 05/15/16) (p)	10,000	8,762
USB Capital IX, 6.19%
(callable at 100 beginning 04/15/11) (p)	200	152
VTB Capital SA, 3.38%, 08/01/08 (e) (i) (u)	1,400	1,396
Wachovia Bank NA, 2.84%, 03/23/09 (i)	1,600	1,593
Wachovia Corp.
2.95%, 10/28/08 (i)	3,600	3,526
2.73%, 12/01/09 (i)	200	197
2.84%, 10/15/11 (i)	3,200	3,040
5.75%, 02/01/18	4,300	3,919
7.98% (callable at 100 beginning 03/15/18) (p)	2,400	2,204
Wells Fargo & Co.
2.88%, 09/15/09 (i)	1,000	997
3.34%, 01/29/10 (i)	7,500	7,491
ZFS Finance USA Trust I, 5.88%, 05/09/32 (e) (u)	600	547
		394,531
HEALTH CARE - 1.4%
Amgen Inc.
2.73%, 11/28/08 (i)	1,650	1,645
6.15%, 06/01/18	7,300	7,337
AstraZeneca Plc
5.90%, 09/15/17	600	615
6.45%, 09/15/37	600	610
HCA Inc., Term Loan, 7.08%, 11/16/13 (s) (t)	6,000	5,645
Health Management Associates Inc., 7.10%, 01/16/14 (s) (t)	1,461	1,363
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,548
		18,763
INDUSTRIALS - 0.7%
General Electric Co., 2.72%, 12/09/08 (i)	3,400	3,398
Parker Hannifin Employee Stock Ownership Trust,

6.34%, 07/15/08 (e) (u)	14	15
Siemens Financieringsmaatschappij NV,
2.73%, 08/14/09 (e) (i) (u)	2,100	2,100
Union Pacific Corp., 5.70%, 08/15/18	4,000	3,903
		9,416
INFORMATION TECHNOLOGY - 1.9%
Dell Inc, 4.70%, 04/15/13 (e) (u)	3,600	3,504
International Business Machines Corp., 5.70%, 09/14/17	13,200	13,397
Oracle Corp.
4.95%, 04/15/13	4,200	4,241
5.75%, 04/15/18	4,100	4,096
		25,238
MATERIALS - 0.3%
Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (e) (u)	200	191
Nucor Corp., 5.75%, 12/01/17	2,400	2,403
Rohm & Haas Co., 6.00%, 09/15/17	900	876
Vale Overseas Ltd.
6.25%, 01/23/17	300	290
6.88%, 11/21/36	300	279
		4,039
TELECOMMUNICATION SERVICES - 1.1%
AT&T Inc.
2.89%, 11/14/08 (i)	900	900
2.88%, 02/05/10 (i)	900	895
4.95%, 01/15/13	2,000	1,993
5.50%, 02/01/18	2,000	1,938
6.30%, 01/15/38	1,400	1,323
Qwest Corp., 7.63%, 06/15/15	800	770
Telecom Italia Capital SA, 3.34%, 07/18/11 (i)	1,900	1,811
Telefonica Emisiones SAU, 3.10%, 06/19/09 (i)	1,800	1,790
Verizon Communications Inc., 2.84%, 04/03/09 (i)	3,600	3,592
		15,012
UTILITIES - 0.3%
NRG Energy Inc. Term Loan, 6.58%, 02/01/13 (s) (t)	3,421	3,256
Virginia Electric & Power Co., 6.35%, 11/30/37	200	195
		3,451

Total Corporate Bonds and Notes (cost $520,068)		504,526

GOVERNMENT AND AGENCY OBLIGATIONS - 56.8%
GOVERNMENT SECURITIES - 4.4%
Municipals - 1.6%
Buckeye Tobacco Settlement Financing Authority
(insured by AMBAC Assurance Corp.), 5.80%, 06/01/30	1,000	891
California Street Municipal, 5.00%, 12/01/37	6,000	5,882
Golden State Tobacco Securitization, 5.75%, 06/01/47	6,900	5,878
Los Angeles Unified School District Municipal Bond
-Series A-1(insured by Financial Security
Assurance Inc.), 4.50%, 07/01/22	3,600	3,563
San Diego Municipal Bond, 7.13%, 06/01/32	875	799
State of Texas, 4.75%, 04/01/35	600	574

Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23		265	244
Tobacco Settlement Authority of West Virgina,
7.47%, 06/01/47		1,775	1,583
University of Arkansas Municipal Bond (insured by
AMBAC Assurance Corp.), 5.00%, 11/01/37		1,600	1,580
			20,994
Sovereign - 1.6%
Brazilian Government International Bond
12.50%, 01/05/22	BRL	1,300	804
10.25%, 01/10/28	BRL	800	420
Export-Import Bank of China, 4.88%, 07/21/15 (e) (u)		200	194
France Treasury Bill, 3.81%, 07/17/08 (j)	EUR	13,000	20,430
South Africa Government International Bond,
5.88%, 05/30/22		100	93
			21,941
Treasury Inflation Index Securities - 0.1%
U.S. Treasury Inflation Index Note
2.38%, 04/15/11, TBA (g)		200	229
2.63%, 07/15/17, TBA (g)		600	687
			916
U.S. Treasury Securities - 1.1%
U.S. Treasury Bond, 4.50%, 05/15/17		14,550	15,155

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 52.4%
Federal Home Loan Mortgage Corp. - 10.8%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16		27	27
6.00%, 03/01/16		8	8
6.00%, 03/01/16		33	34
6.00%, 08/01/16		25	25
5.00%, 11/01/18		494	493
REMIC, 2.70%, 02/15/19 (i)		9,267	9,078
REMIC, 2.62%, 07/15/19 (i)		2,188	2,144
REMIC, 2.62%, 08/15/19 (i)		9,914	9,715
REMIC, 2.62%, 10/15/20 (i)		13,508	13,232
7.00%, 05/15/23		420	439
6.00%, 08/01/26		3,304	3,361
5.51%, 07/01/27 (i)		1	1
6.00%, 09/01/27		8,562	8,709
6.00%, 07/17/30, TBA (g)		40,400	40,804
REMIC, 2.92%, 11/15/30 (i)		7	7
7.50%, 03/01/32 (f)		187	188
6.00%, 10/01/32		85	86
6.00%, 10/01/32		130	132
6.00%, 03/01/33		261	265
6.00%, 08/01/33		133	135
REMIC, 4.50%, 03/15/34		7,504	6,061
6.00%, 05/01/35		59	59
5.50%, 07/01/35, TBA (g)		42,000	41,370
REMIC, 2.52%, 12/25/36 (i)		3,209	3,105
5.50%, 03/01/37		4,582	4,518
6.00%, 10/01/37		798	807

6.00%, 10/01/37	84	86
6.00%, 04/01/38	837	846
		145,847
Federal National Mortgage Association - 39.6%
Federal National Mortgage Association
5.50%, 11/01/13	7	7
5.50%, 03/01/16	80	82
6.00%, 04/01/16	69	71
6.00%, 04/01/16	31	32
6.00%, 04/01/16	52	54
6.00%, 05/01/16	53	54
6.00%, 08/01/16	33	34
6.00%, 09/01/16	16	16
6.00%, 11/01/16	57	58
6.00%, 11/01/16	20	21
5.50%, 12/01/16	16	16
5.50%, 12/01/16	9	9
5.50%, 12/01/16	108	110
5.50%, 12/01/16	57	58
5.50%, 01/01/17	18	18
5.50%, 01/01/17	10	10
5.50%, 01/01/17	41	42
6.00%, 02/01/17	17	17
6.00%, 02/01/17	3	3
REMIC, 5.00%, 02/25/17	307	310
5.50%, 03/01/17	68	69
6.00%, 03/01/17	13	13
6.00%, 03/01/17	25	26
6.00%, 03/01/17	52	53
6.00%, 04/01/17	57	59
6.00%, 04/01/17	12	12
6.00%, 04/01/17	4	4
6.00%, 05/01/17	8	8
6.00%, 05/01/17	12	12
5.50%, 10/01/17	62	63
6.00%, 10/01/17	58	59
5.50%, 11/01/17	2	2
5.50%, 11/01/17	38	38
5.00%, 05/01/18	19	19
5.00%, 06/01/18	258	257
5.00%, 08/01/18	1,227	1,226
5.00%, 08/18/18, TBA (g)	900	888
5.00%, 09/01/18	189	189
5.00%, 09/01/18	315	314
5.00%, 09/01/18, TBA (g)	-	-
5.00%, 10/01/18, TBA (g)	-	-
5.00%, 01/01/19	440	438
5.00%, 02/01/19, TBA (g)	-	-
5.00%, 04/01/19, TBA (g)	-	-
5.00%, 06/01/19	833	830
5.00%, 06/01/19	274	273
5.00%, 10/01/19	822	819

5.00%, 10/01/19	559	557
5.00%, 12/01/19	253	252
5.00%, 12/01/19	1,079	1,075
5.00%, 07/01/20	349	347
5.50%, 07/01/20, TBA (g)	6,000	6,039
5.00%, 10/01/20	17	17
5.00%, 04/01/21	383	378
5.00%, 04/01/21	804	796
6.00%, 12/01/26	7,676	7,801
6.00%, 02/01/27	3,996	4,062
6.00%, 06/01/27	5,731	5,822
6.00%, 08/01/27	8,042	8,171
6.00%, 09/01/27	8,690	8,829
6.00%, 10/01/27	8,522	8,659
6.00%, 11/01/27	17,418	17,696
6.50%, 07/01/29	1	1
6.50%, 12/01/29	1	1
5.50%, 11/01/32	100	100
5.50%, 11/01/32	564	560
5.50%, 11/01/32	705	699
5.50%, 11/01/32	606	601
5.50%, 01/01/33	580	575
6.00%, 03/01/33	43	44
REMIC, 5.00%, 04/25/33	701	683
5.50%, 06/01/33	1,219	1,208
5.50%, 07/01/33	14	14
5.50%, 08/01/33	496	492
5.50%, 10/01/33	21	20
5.50%, 11/01/33	22	22
5.50%, 11/01/33	20	20
5.50%, 11/01/33	229	227
5.50%, 11/01/33	12	12
5.50%, 11/01/33	514	510
5.50%, 12/01/33	222	220
5.50%, 12/01/33	346	343
5.50%, 01/01/34	78	78
5.50%, 02/01/34	596	591
5.50%, 02/01/34	358	355
5.50%, 02/01/34	283	280
5.50%, 03/01/34	411	407
5.50%, 03/01/34	1,812	1,798
5.50%, 03/01/34	20	19
5.50%, 03/01/34	296	293
5.50%, 04/01/34	4,869	4,830
5.50%, 04/01/34	288	285
5.50%, 04/01/34	13	13
5.50%, 05/01/34	1,095	1,086
5.50%, 06/01/34	17	17
5.50%, 06/01/34	1,809	1,790
5.50%, 06/01/34	341	337
5.50%, 06/01/34	49	49
5.50%, 07/01/34	114	113

5.50%, 07/01/34	179	177
5.50%, 07/01/34	545	539
5.50%, 09/01/34	2,595	2,568
5.50%, 10/01/34	634	627
5.50%, 11/01/34	1,103	1,092
5.50%, 12/01/34	628	622
6.00%, 12/01/34	7	7
4.90%, 01/01/35 (i)	2,576	2,599
5.50%, 01/01/35	675	668
5.50%, 01/01/35	5,915	5,854
5.50%, 02/01/35	11,429	11,311
5.50%, 02/01/35	274	271
5.50%, 02/01/35	712	704
5.50%, 02/01/35	211	208
5.50%, 02/01/35	1,253	1,240
5.50%, 02/01/35	16,333	16,164
5.50%, 02/01/35	705	698
5.50%, 02/01/35	555	549
5.50%, 02/01/35	631	624
5.50%, 02/01/35	135	134
5.50%, 02/01/35	536	530
5.50%, 02/01/35	5,084	5,026
5.50%, 02/01/35	381	377
5.50%, 02/01/35	8,253	8,168
5.50%, 02/01/35	6,651	6,564
5.50%, 02/01/35	681	674
5.50%, 03/01/35	674	666
5.50%, 03/01/35	953	943
5.50%, 03/01/35	694	686
5.50%, 03/01/35	33	32
5.50%, 03/01/35	19	18
5.50%, 03/01/35	727	719
5.50%, 03/01/35	657	650
5.50%, 03/01/35	33	33
5.50%, 03/01/35	156	154
5.50%, 03/01/35	8,302	8,208
5.50%, 03/01/35	27	27
5.50%, 03/01/35	683	676
5.50%, 04/01/35	174	172
5.50%, 04/01/35	2,270	2,245
5.50%, 04/01/35	46	46
5.50%, 04/01/35	5,110	5,053
5.50%, 05/01/35	71	70
5.50%, 05/01/35	131	129
5.50%, 05/01/35	40	39
5.50%, 05/01/35	616	609
5.50%, 05/01/35	510	504
5.50%, 05/01/35	38	37
5.50%, 05/01/35	435	431
REMIC, 4.67%, 05/25/35 (i)	290	295
5.50%, 06/01/35	474	469
5.50%, 06/01/35	267	264

5.50%, 06/01/35	523	517
5.50%, 06/01/35	269	266
5.50%, 06/01/35	34	33
5.50%, 06/01/35	26	26
5.50%, 06/01/35	205	203
5.50%, 06/01/35	221	219
5.50%, 06/01/35	136	135
5.50%, 07/01/35	724	716
5.50%, 07/01/35	76	76
5.50%, 07/01/35	400	395
5.50%, 07/01/35	570	564
5.50%, 07/01/35	30	29
5.50%, 07/01/35	681	673
5.50%, 07/01/35	44	43
5.50%, 07/01/35	2,328	2,302
5.50%, 07/01/35	750	742
5.50%, 07/01/35	698	691
5.50%, 07/01/35	802	793
6.00%, 07/01/35	338	342
5.00%, 08/01/35	595	572
5.50%, 08/01/35	1,447	1,431
5.50%, 08/01/35	428	423
5.50%, 08/01/35	685	677
5.50%, 08/01/35	28	27
5.50%, 08/01/35	817	808
5.50%, 08/01/35	612	605
5.50%, 08/01/35	540	534
5.50%, 08/01/35	1,518	1,501
5.50%, 08/01/35	724	716
5.00%, 09/01/35	3,208	3,086
5.00%, 09/01/35	95	92
5.00%, 09/01/35	95	92
5.50%, 09/01/35	728	720
5.50%, 09/01/35	7,025	6,946
5.50%, 09/01/35	31	31
5.50%, 09/01/35	681	673
5.50%, 09/01/35	603	596
5.50%, 09/01/35	533	527
5.50%, 09/01/35	1,320	1,305
5.50%, 09/01/35	730	722
5.50%, 09/01/35	25	25
5.50%, 09/01/35	602	595
5.00%, 10/01/35	322	310
5.50%, 10/01/35	467	462
5.50%, 10/01/35	1,788	1,768
5.50%, 10/01/35	574	567
5.50%, 10/01/35	579	572
5.50%, 10/01/35	763	755
5.00%, 11/01/35, TBA (g)	59,500	57,027
5.50%, 11/01/35	524	518
5.50%, 11/01/35	1,322	1,307
5.00%, 03/01/36	30,316	29,085

5.50%, 03/01/36	2,812	2,780
5.50%, 03/01/36	3,805	3,762
6.00%, 03/01/36	1,939	1,959
5.50%, 04/01/36	2,842	2,805
6.00%, 05/01/36	1,620	1,637
5.50%, 06/01/36, TBA (g)	8,700	8,575
6.00%, 06/01/36	1,710	1,728
5.50%, 07/01/36	1,405	1,388
5.50%, 07/01/36	772	763
5.50%, 07/01/36	223	220
5.50%, 07/01/36	908	896
6.00%, 07/01/36	77	78
6.00%, 07/14/36, TBA (g)	49,900	50,337
6.00%, 08/01/36	1,838	1,857
6.00%, 08/01/36	65	66
6.00%, 08/01/36	691	698
6.00%, 08/01/36	135	136
6.00%, 08/01/36	669	676
6.50%, 08/01/36	1,862	1,919
6.60%, 08/01/36	826	835
6.00%, 09/01/36	449	454
6.00%, 09/01/36	807	815
6.00%, 09/01/36	1,299	1,313
6.00%, 09/01/36	1,930	1,950
6.00%, 09/01/36	5,952	6,013
6.50%, 09/01/36	42	43
5.00%, 10/01/36	981	942
5.50%, 11/01/36	2,211	2,186
5.50%, 11/01/36	296	292
5.00%, 12/01/36	213	204
5.50%, 12/01/36	100	99
5.00%, 01/01/37	266	255
5.00%, 01/01/37	699	670
6.00%, 01/01/37	86	87
5.00%, 02/01/37	945	907
5.00%, 02/01/37	24	23
5.00%, 02/01/37	315	302
5.50%, 02/01/37	1,969	1,943
5.50%, 02/01/37	995	982
6.50%, 02/01/37	180	185
6.50%, 02/01/37	254	261
5.00%, 03/01/37	760	730
5.50%, 03/01/37	980	967
5.50%, 03/01/37	5,237	5,172
6.00%, 03/01/37	410	414
5.00%, 04/01/37	105	101
5.50%, 04/01/37	111	109
5.50%, 05/01/37	1,948	1,923
5.50%, 05/01/37	442	436
5.50%, 06/01/37	1,926	1,901
5.50%, 06/01/37	760	750
5.00%, 07/01/37	370	355

REMIC, 2.54%, 07/25/37 (f) (i)	2,413	2,325
6.50%, 08/01/37	2,646	2,727
6.50%, 08/01/37	60	62
5.50%, 09/01/37	90	88
6.50%, 10/01/37	112	115
6.50%, 10/01/37	47	49
6.50%, 10/01/37	48	50
6.50%, 10/01/37	72	74
6.50%, 11/01/37	420	433
6.50%, 11/01/37	294	303
5.00%, 12/01/37	582	558
5.00%, 01/01/38	1,683	1,615
5.00%, 03/01/38	4,686	4,496
6.00%, 03/01/38	998	1,008
6.50%, 03/01/38	107	110
5.00%, 04/01/38	23,169	22,229
5.00%, 04/01/38	4,485	4,303
5.00%, 04/01/38	3,497	3,355
5.00%, 04/01/38	4,833	4,637
6.00%, 05/01/38	57,106	57,682
4.93%, 09/01/40 (i)	15	15
REMIC, 6.50%, 12/25/42	94	96
4.73%, 06/01/43 (i)	841	841
REMIC, 2.83%, 03/25/44 (i)	819	800
		534,767
Government National Mortgage Association - 0.0%
Government National Mortgage Association
6.38%, 05/20/26	86	88
6.38%, 02/20/27	8	8
6.38%, 04/20/30	12	12
6.38%, 05/20/30	10	11
4.75%, 02/20/32 (i)	114	114
6.00%, 02/20/32	67	67
		300
Small Business Administration Participation Certificates - 2.0%
Small Business Administration Participation Certificates
7.45%, 08/01/10	5	5
6.29%, 01/01/21	40	41
5.13%, 09/01/23	65	64
5.52%, 06/01/24	1,348	1,362
5.29%, 12/01/27	1,166	1,161
5.16%, 02/01/28	12,500	12,477
5.49%, 03/01/28	12,000	12,075
		27,185

Total Government and Agency Obligations (cost $772,785)		767,105

SHORT TERM INVESTMENTS - 6.7%
Commercial Paper - 5.4%
CBA (DE) Finance, 2.70%, 09/26/08	2,400	2,384
Espar, 2.61%, 11/07/08 (e) (u)	5,200	5,180
ING Funding LLC, 2.73%, 08/14/08	1,100	1,096

ING US Funding LLC, 2.54%, 08/01/08	600	599
Nordea North America Inc.
2.50%, 07/09/08	5,700	5,697
2.77%, 09/29/08	5,000	4,964
Palisades Corp., 3.57%, 08/19/08 (e) (u)	30,400	30,274
Santander Central Hispano Issuances Ltd.,
2.75%, 09/30/08	3,300	3,276
Societe Generale
2.75%, 08/06/08	7,500	7,480
2.75%, 08/06/08	2,000	1,994
2.75%, 08/06/08	800	798
2.88%, 08/08/08	2,300	2,293
UBS Finance LLC
2.65%, 08/05/08	3,900	3,890
2.85%, 09/10/08	1,400	1,392
UniCredit Delaware Inc., 2.87%, 09/11/08	1,400	1,392
		72,709
Mutual Funds - 1.1%
JNL Money Market Fund, 2.37% (a) (h)	14,466	14,466

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill
1.25%, 08/28/08	2,500	2,494
1.99%, 09/11/08	500	498
1.85%, 09/25/08	500	498
		3,490

Total Short Term Investments (cost $90,646)		90,666

Total Investments - 115.8% (cost $1,596,622)		1,562,756
Forward Sales Commitments, Net – (11.8%)		-159,281
Other Assets and Liabilities, Net - (4.0%) (o)		-53,695
Total Net Assets - 100%		$1,349,780

Forward Sales Commitments
GOVERNMENT AND AGENCY OBLIGATIONS
GOVERNMENT SECURITIES - 11.8%
Treasury Inflation Index Securities - 0.1%
U.S. Treasury Inflation Index Note
2.38%, 04/15/11, TBA (g)	200	$229
2.63%, 07/15/17, TBA (g)	600	687
		916
U.S. Treasury Securities - 11.7%
U.S. Treasury Bond, 4.50%, 05/15/17	27,250	28,383
U.S. Treasury Note
3.13%, 11/30/09, TBA (g)	6,100	6,163
3.25%, 12/31/09, TBA (g)	33,300	33,698
2.13%, 01/31/10, TBA (g)	13,400	13,331
3.50%, 02/15/10, TBA (g)	4,600	4,678
2.00%, 02/28/10, TBA (g)	9,100	9,034
2.13%, 04/30/10, TBA (g)	43,600	43,283

2.88%, 01/31/13, TBA (g)	16,000	15,726
4.25%, 08/15/13, TBA (g)	3,900	4,069
		158,365

Total Forward Sales Commitments – 11.8%
(proceeds $158,090)		$159,281

JNL/PPM America Core Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 11.4%
Abercrombie & Fitch Co. - Class A	14	$846
CBS Corp. - Class B (b)	11	218
Comcast Corp. - Class A	109	2,068
Ford Motor Co. (b) (c)	196	941
Fortune Brands Inc.	23	1,429
General Motors Corp. (b)	115	1,325
Home Depot Inc.	79	1,860
Liz Claiborne Inc. (b)	57	805
Macy’s Inc.	78	1,505
Newell Rubbermaid Inc.	76	1,274
Sherwin-Williams Co. (b)	34	1,580
Time Warner Inc.	52	767
VF Corp. (b)	14	1,011
Viacom Inc. - Class B (c)	10	293
Walt Disney Co.	27	846
		16,768
CONSUMER STAPLES - 9.3%
Altria Group Inc.	80	1,645
Anheuser-Busch Cos. Inc.	10	621
Archer-Daniels-Midland Co. (b)	25	830
Coca-Cola Co.	27	1,398
Colgate-Palmolive Co.	7	484
Kimberly-Clark Corp.	7	388
Kraft Foods Inc. - Class A	22	634
PepsiCo Inc.	22	1,374
Philip Morris International Inc.	30	1,462
Procter & Gamble Co.	43	2,609
Walgreen Co.	14	439
Wal-Mart Stores Inc.	33	1,849
		13,733
ENERGY - 14.0%
Anadarko Petroleum Corp.	7	531
Apache Corp.	15	2,071
Chevron Corp.	40	3,995
ConocoPhillips	30	2,803
Exxon Mobil Corp.	74	6,495
Newfield Exploration Co. (c)	27	1,788
Occidental Petroleum Corp.	22	2,013
Transocean Inc. (b) (c)	5	701
Valero Energy Corp.	8	346
		20,743

FINANCIALS - 18.2%
Allstate Corp.	39	1,792
American Express Co.	8	308
American International Group Inc.	72	1,908
Bank of America Corp.	100	2,375
Citigroup Inc.	120	2,013
Fannie Mae	95	1,859
Goldman Sachs Group Inc.	3	595
Hartford Financial Services Group Inc.	28	1,827
JPMorgan Chase & Co.	76	2,614
Lincoln National Corp.	29	1,310
Merrill Lynch & Co. Inc.	62	1,957
Morgan Stanley	7	260
Sovereign Bancorp Inc. (b)	116	857
Travelers Cos. Inc.	43	1,866
U.S. Bancorp	13	374
Wachovia Corp. (b)	121	1,879
Washington Mutual Inc. (b)	165	813
Wells Fargo & Co.	95	2,247
		26,854
HEALTH CARE - 10.9%
Abbott Laboratories	22	1,160
Amgen Inc. (b) (c)	16	755
Baxter International Inc.	9	601
Bristol-Myers Squibb Co.	29	595
Cardinal Health Inc.	6	294
Cigna Corp.	36	1,288
Covidien Ltd.	8	369
Eli Lilly & Co.	15	669
Johnson & Johnson	39	2,490
Medtronic Inc.	16	854
Merck & Co. Inc.	51	1,937
Pfizer Inc.	158	2,764
Schering-Plough Corp.	24	480
UnitedHealth Group Inc.	19	488
WellPoint Inc. (c)	8	396
Wyeth	19	926
		16,066
INDUSTRIALS - 10.1%
3M Co.	9	654
Boeing Co.	11	716
Burlington Northern Santa Fe Corp.	5	450
Caterpillar Inc.	30	2,200
Emerson Electric Co.	12	569
General Electric Co.	135	3,611
Goodrich Corp.	34	1,628
Honeywell International Inc.	11	538
Masco Corp. (b)	108	1,700
Spirit Aerosystems Holdings Inc. (c)	38	723
Tyco International Ltd.	8	300
United Parcel Service Inc. - Class B (b)	15	910

United Technologies Corp.	14	870
		14,869
INFORMATION TECHNOLOGY - 15.1%
Applied Materials Inc.	21	403
Automatic Data Processing Inc.	8	335
Avnet Inc. (c)	35	944
Cisco Systems Inc. (c)	83	1,938
Computer Sciences Corp. (c)	37	1,724
Corning Inc.	21	493
Dell Inc. (c)	30	654
Electronic Data Systems Corp.	9	209
Hewlett-Packard Co.	50	2,220
Ingram Micro Inc. - Class A (c)	56	994
Intel Corp.	114	2,442
International Business Machines Corp.	29	3,390
Microsoft Corp.	108	2,971
Motorola Inc.	35	260
Oracle Corp. (c)	56	1,180
QUALCOMM Inc.	23	1,016
Texas Instruments Inc.	20	566
Tyco Electronics Ltd.	8	276
Western Union Co.	12	307
		22,322
MATERIALS - 5.7%
Alcoa Inc.	13	445
Allegheny Technologies Inc. (b)	20	1,168
Dow Chemical Co.	49	1,697
EI Du Pont de Nemours & Co.	39	1,660
Nucor Corp.	28	2,083
PPG Industries Inc.	24	1,354
		8,407
TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc.	104	3,504
Sprint Nextel Corp.	136	1,294
Verizon Communications Inc.	60	2,106
		6,904
UTILITIES - 0.2%
Dominion Resources Inc. (b)	8	361

Total Common Stocks (cost $174,731)		147,027

SHORT TERM INVESTMENTS - 10.7%
Mutual Funds - 0.4%
JNL Money Market Fund, 2.37% (a) (h)	638	638

Securities Lending Collateral - 10.3%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	15,278	15,145

Total Short Term Investments (cost $15,916)		15,783

Total Investments - 110.3% (cost $190,647)		162,810

Other Assets and Liabilities, Net - (10.3%)		-15,153
Total Net Assets - 100%		$147,657

JNL/PPM America High Yield Bond Fund
COMMON STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (t)	429	$4
Mattress Discounters Corp. (c) (f) (t)	1	-
		4
CONSUMER STAPLES - 0.0%
VFB LLC (c) (f) (t)	79	1

ENERGY - 0.4%
Chesapeake Energy Corp.	14	945

FINANCIALS - 0.0%
Contifinancial Corp. Liquidating Trust (f) (t)	117	1

INDUSTRIALS - 0.0%
Terex Corp. (c)	1	26

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (t)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (b) (c) (f) (t)	3	18

TELECOMMUNICATION SERVICES - 0.0%
Manitoba Telecom Services Inc. (t)	1	21

Total Common Stocks (cost $961)		1,016

PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.0%
ION Media Networks Inc., 12.00%, 8/31/13	-	2

FINANCIALS - 1.4%
Federal Home Loan Mortgage Corp., 8.38%,
Series Z (callable at 25 beginning 12/31/12) (b) (p)	50	1,215
Federal National Mortgage Association, 8.25%
(callable at 25 beginning 12/31/10) (p)	19	436
Federal National Mortgage Association, 8.25% Series T
(callable at 25 beginning 05/20/13) (p)	40	961
HSBC Holdings Plc, 8.13%
(callable at 25 beginning 04/15/13) (b) (p)	23	599
Wells Fargo Capital XII, 7.88% (callable at 25 on 03/15/13) (b)	18	450
		3,661

Total Preferred Stocks (cost $3,827)		3,663

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%

Airplanes Pass Through Trust,
10.88%, 03/15/12 (d) (f)	123	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $124)		-

CORPORATE BONDS AND NOTES - 91.9%
CONSUMER DISCRETIONARY - 24.5%
Beazer Homes USA Inc.
6.50%, 11/15/13	538	385
6.88%, 07/15/15	3,000	2,145
Caesars Entertainment Inc., 8.13%, 05/15/11 (b)	1,000	800
Centex Corp., 5.13%, 10/01/13	2,675	2,137
Clear Channel Communications Inc., 6.25%, 03/15/11 (b)	1,000	848
CSC Holdings Inc.
8.13%, 07/15/09	110	111
8.13%, 08/15/09	145	146
7.63%, 04/01/11	3,330	3,263
7.63%, 07/15/18	175	161
Dex Media Finance Co., 8.50%, 08/15/10 (b)	1,100	1,086
Dex Media Inc., 9.00%, 11/15/13 (b) (k)	1,800	1,287
DI Finance/DynCorp International LLC, 9.50%, 02/15/13	1,605	1,605
DirecTV Holdings LLC, 6.38%, 06/15/15	3,140	2,944
Fontainebleau Las Vegas Holdings LLC,
10.25%, 06/15/15 (e) (u)	2,000	1,300
Ford Motor Co., 4.25%, 12/15/36	320	233
General Motors Corp.
7.20%, 01/15/11 (b)	820	631
7.13%, 07/15/13	895	568
8.38%, 07/15/33 (b)	4,782	2,833
Harrah’s Operating Co. Inc., 5.38%, 12/15/13	6,500	3,981
K. Hovnanian Enterprises Inc., 11.50%, 05/01/13 (e) (u)	400	415
KB Home, 5.75%, 02/01/14	1,650	1,380
Lear Corp., 5.75%, 08/01/14	2,900	2,117
LIN Television Corp.
6.50%, 05/15/13	1,625	1,487
6.50%, 05/15/13	1,375	1,258
Meritage Homes Corp., 6.25%, 03/15/15 (b)	4,000	3,200
MGM Mirage Inc.
6.75%, 04/01/13	1,600	1,380
7.63%, 01/15/17 (b)	1,425	1,172
8.50%, 09/15/10	500	494
Michaels Stores Inc., 11.38%, 11/01/16 (b)	2,000	1,590
Neiman-Marcus Group Inc.
10.38%, 10/15/15 (b)	2,705	2,705
9.00%, 10/15/15 (b)	845	834
New Albertsons Inc., 7.45%, 08/01/29	3,000	2,838
Pulte Homes Inc.
6.38%, 05/15/13	1,151	892
5.25%, 01/15/14	349	291
R.H. Donnelley Corp.
6.88%, 01/15/13	125	74

6.88%, 01/15/13	1,725	1,026
6.88%, 01/15/13 (b)	200	119
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16 (b)	2,500	2,188
Standard Pacific Corp., 7.00%, 08/15/15 (b)	4,000	3,300
Station Casinos Inc.
6.00%, 04/01/12 (b)	90	72
6.50%, 02/01/14 (b)	1,000	575
6.63%, 03/15/18	50	26
6.88%, 03/01/16 (b)	2,175	1,188
7.75%, 08/15/16 (b)	690	528
Sun Media Corp., 7.63%, 02/15/13	967	936
TRW Automotive Inc., 7.00%, 03/15/14 (e) (u)	2,500	2,169
Valassis Communications Inc., 8.25%, 03/01/15	1,500	1,361
Videotron Ltd., 9.13%, 04/15/18 (e) (u)	175	183
Videotron Ltee, 6.38%, 12/15/15	1,800	1,670
		63,932
CONSUMER STAPLES - 4.0%
Ahold Lease USA Inc., 7.82%, 01/02/20	1,713	1,841
ARAMARK Corp.
6.37%, 02/01/15 (i)	220	206
8.50%, 02/01/15	4,900	4,802
Constellation Brands Inc., 7.25%, 05/15/17	2,000	1,870
Smithfield Foods Inc., 7.75%, 07/01/17	2,000	1,660
		10,379
ENERGY - 13.1%
Chesapeake Energy Corp.
7.00%, 08/15/14	500	490
6.63%, 01/15/16	50	48
6.50%, 08/15/17	575	538
6.25%, 01/15/18	2,435	2,240
Complete Production Services Inc., 8.00%, 15/15/16	3,275	3,271
El Paso Corp.
7.88%, 06/15/12 (b)	2,000	2,081
7.80%, 08/01/31	3,460	3,484
7.75%, 01/15/32	430	431
Enterprise Products Operating LP
8.38%, 08/01/16 (b)	860	860
7.03%, 01/15/68	1,000	874
Linn Energy LLC, 9.88%, 07/01/18 (e) (u)	1,000	990
MarkWest Energy Partners LP, 8.75%, 04/15/18 (e) (u)	517	529
NGPL PipeCo LLC, 7.12%, 12/15/17 (e) (u)	3,000	3,066
Peabody Energy Corp., 6.88%, 03/15/13	1,000	1,003
Petrohawk Energy Corp., 9.13%, 07/15/13	1,040	1,066
PetroHawk Energy Corp., 7.88%, 06/01/15 (e) (u)	1,000	976
Plains Exploration & Production Co., 7.63%, 06/01/18	451	450
Pride International Inc., 7.38%, 07/15/14	2,000	1,995
Range Resources Corp., 7.25%, 05/01/18	294	292
Stone Energy Corp., 8.25%, 12/15/11	1,250	1,219
Targa Resources Inc., 8.25%, 07/01/16 (e) (u)	1,000	965
Tesoro Corp., 6.50%, 06/01/17	2,000	1,795
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/01/15 (e) (u)	4,200	4,116

Whiting Petroleum Corp.
7.25%, 05/01/12	825	819
7.00%, 02/01/14	625	613
		34,211
FINANCIALS - 12.6%
American International Group Inc.,
8.18%, 05/15/58 (callable at 100 on 05/15/38) (e) (u)	1,500	1,412
Bank of America Corp., 8.00%
(callable at 100 beginning 01/30/18) (p)	1,500	1,405
CIT Group Inc., 7.63%, 11/30/12	500	416
Citigroup Capital XXI, 8.30%, 12/21/57
(callable at 100 beginning 12/21/37)	621	586
Citigroup Inc., 8.40%, 04/29/49 (p)	574	546
Countrywide Financial Corp., 6.25%, 05/15/16 (b)	2,300	2,048
Fairfax Financial Holdings Ltd., 7.38%, 04/15/18 (b)	1,000	910
Ford Motor Credit Co.
7.88%, 06/15/10 (b)	800	691
8.03%, 06/15/11 (i)	1,070	871
9.88%, 08/10/11	1,045	880
5.54%, 01/13/12 (i)	358	254
7.16%, 04/15/12 (i)	1,005	942
General Motors Acceptance Corp., 6.88%, 08/28/12	7,415	5,078
Hawker Beechcraft Acquisition Co. LLC,
8.50%, 04/01/15 (b)	2,000	2,015
Host Hotels & Resorts LP
7.13%, 11/01/13	2,075	1,930
6.38%, 03/15/15 (b)	75	65
JPMorgan Chase & Co., 7.90%, 04/29/49 (p)	983	922
Knight Inc., 6.50%, 09/01/12	2,038	1,987
Liberty Mutual Group Inc., 7.80%, 03/15/37 (b) (e) (u)	1,300	1,038
Nielsen Finance LLC, 10.00%, 08/01/14	2,500	2,519
Residential Capital LLC
7.38%, 06/30/10 (e) (k) (u)	1,282	538
6.50%, 06/01/12 (l)	2,218	865
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	523
Swift Transportation Co. Inc., 12.50%, 05/15/17 (b) (e) (u)	1,500	510
UnumProvident Corp., 6.85%, 11/15/15 (e) (u)	1,000	993
Wachovia Corp., 7.98%
(callable at 100 beginning 03/15/18) (p)	1,000	918
Washington Mutual Inc., 7.25%, 11/01/17	2,400	1,773
Washington Mutual Preferred Funding LLC, 9.75%,
(callable at 100 beginning 12/15/17) (b) (e) (p) (u)	500	394
		33,029
HEALTH CARE - 8.1%
Community Health Systems Inc., 8.88%, 07/15/15	4,733	4,763
HCA Inc.
6.25%, 02/15/13	3,700	3,210
5.75%, 03/15/14	4,595	3,825
9.25%, 11/15/16	1,275	1,313
HealthSouth Corp., 10.75%, 06/15/16 (b)	4,000	4,300
IASIS Healthcare LLC / IASIS Capital Corp.,
8.75%, 06/15/14	2,300	2,323

Tenet Healthcare Corp., 7.38%, 02/01/13	1,500	1,410
		21,144
INDUSTRIALS - 4.0%
Allied Waste North America Inc., 6.13%, 02/15/14	2,000	1,920
BE Aerospace Inc., 8.50%, 07/01/18 (b)	435	437
Bombardier Inc.
6.75%, 05/01/12 (e) (u)	1,000	978
6.30%, 05/01/14 (e) (u)	1,000	955
Continental Airlines Inc., 6.54%, 03/15/08	2	2
Deluxe Corp., 7.38%, 06/01/15	2,235	1,956
GrafTech Finance Inc., 10.25%, 02/15/12	88	90
Holt Group Inc., 9.75%, 01/15/06 (d) (f)	125	-
L-3 Communications Corp., 6.13%, 01/15/14	1,500	1,406
Radnor Holdings Corp., 11.00%, 03/15/10 (d)	100	-
Safety-Kleen Services, 9.25%, 06/01/08 (d) (f)	125	-
Stone Container Finance, 7.38%, 07/15/14 (b)	1,375	1,100
United Air Lines Inc., 6.20%, 09/01/08	272	268
United Rentals Inc., 6.50%, 02/15/12	1,450	1,305
		10,417
INFORMATION TECHNOLOGY - 4.4%
Affiliated Computer Services Inc., 5.20%, 06/01/15	1,400	1,194
First Data Corp., 9.88%, 09/24/15 (e) (u)	700	609
Flextronics International Ltd., 6.25%, 11/15/14	2,000	1,870
Freescale Semiconductor Inc.
8.88%, 12/15/14 (b)	980	796
10.13%, 12/15/16 (b)	4,800	3,660
Sungard Data Systems Inc.
9.13%, 08/15/13	400	404
10.25%, 08/15/15 (b)	2,015	2,025
Unisys Corp., 8.00%, 10/15/12	1,000	860
		11,418
MATERIALS - 5.9%
Equistar Chemicals LP, 7.55%, 02/15/26	2,000	1,280
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	4,020	4,241
Georgia-Pacific LLC
8.13%, 05/15/11	650	642
7.70%, 06/15/15	2,000	1,890
Huntsman International LLC, 7.88%, 11/15/14	500	458
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (u)	3,500	2,301
NewPage Corp.
9.12%, 05/01/12 (i)	1,295	1,301
10.00%, 05/01/12	110	112
12.00%, 05/01/13 (b)	1,230	1,242
Smurfit-Stone Container Enterprises Inc.
8.38%, 07/01/12	585	513
8.00%, 03/15/17 (b)	1,825	1,460
		15,440
TELECOMMUNICATION SERVICES - 7.8%
Cincinnati Bell Inc., 8.38%, 01/15/14	3,385	3,275
Citizens Communications Co.
6.25%, 01/15/13	750	696
7.13%, 03/15/19	620	555

7.88%, 01/15/27	590	516
9.00%, 08/15/31	281	253
Intelsat Ltd., 6.50%, 11/01/13	3,700	2,604
Kabel Deutschland GmbH, 10.63%, 07/01/14	1,700	1,738
Nextel Communications Inc., 5.95%, 03/15/14	2,000	1,605
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (e) (u)	945	926
Qwest Communications International Inc.
7.50%, 02/15/14	825	784
7.50%, 02/15/14 (k)	145	139
Rural Cellular Corp., 9.88%, 02/01/10	630	641
Sprint Capital Corp., 6.88%, 11/15/28	2,165	1,802
Sprint Nextel Corp., 6.00%, 12/01/16	2,654	2,282
Windstream Corp.
8.13%, 08/01/13	700	698
8.63%, 08/01/16	1,925	1,920
		20,434
UTILITIES - 7.5%
AES China Generating Co. Ltd., 8.25%, 06/26/10	155	147
AES Corp., 8.00%, 10/15/17	3,000	2,940
CMS Energy Corp., 6.55%, 07/17/17	2,500	2,373
Dynegy Holdings Inc.
7.75%, 06/01/19	3,500	3,185
7.63%, 10/15/26	125	104
Edison Mission Energy
7.50%, 06/15/13	170	169
7.75%, 06/15/16 (b)	940	935
7.00%, 05/15/17	1,900	1,777
Energy Future Holdings Corp., 10.88%, 11/01/17 (b) (e) (u)	2,500	2,525
Ipalco Enterprises Inc., 7.25%, 04/01/16 (e) (u)	800	788
Midwest Generation LLC, 8.56%, 01/02/16	693	715
Mirant North America LLC, 7.38%, 12/31/13	1,780	1,764
Orion Power Holdings Inc., 12.00%, 05/01/10	2,025	2,187
Southern Natural Gas Co., 8.00%, 03/01/32	62	67
		19,676

Total Corporate Bonds and Notes (cost $265,098)		240,080

SHORT TERM INVESTMENTS - 20.5%
Mutual Funds - 4.3%
JNL Money Market Fund, 2.37% (a) (h)	11,278	11,278

Securities Lending Collateral - 16.2%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	42,611	42,240

Total Short Term Investments (cost $53,889)		53,518

Total Investments - 114.2% (cost $323,899)		298,277
Other Assets and Liabilities, Net - (14.2%)		-36,994
Total Net Assets - 100%		$261,283

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 16.5%
Abercrombie & Fitch Co. - Class A	3	$182
American Axle & Manufacturing Holdings Inc.	14	115
Ford Motor Co. (c)	21	102
Fortune Brands Inc.	5	312
General Motors Corp.	22	256
Liz Claiborne Inc.	13	178
Macy’s Inc.	11	219
Newell Rubbermaid Inc.	18	306
Sherwin-Williams Co.	5	243
VF Corp.	4	256
		2,169
CONSUMER STAPLES - 1.0%
Altria Group Inc.	6	130

ENERGY - 9.0%
Apache Corp.	1	138
Comstock Resources Inc. (c)	4	355
Hercules Offshore Inc. (c)	9	350
Newfield Exploration Co. (c)	5	346
		1,189
FINANCIALS - 15.5%
American Financial Group Inc.	11	305
Astoria Financial Corp.	16	311
Delphi Financial Group Inc.	5	118
Fannie Mae	6	112
Lincoln National Corp.	7	299
Reinsurance Group of America Inc.	7	313
Sovereign Bancorp Inc.	39	287
Washington Mutual Inc.	61	299
		2,044
HEALTH CARE - 4.3%
Cigna Corp.	9	315
Owens & Minor Inc.	3	128
Res-Care Inc. (c)	7	121
		564
INDUSTRIALS - 23.4%
Belden Inc.	9	315
Con-Way Inc.	7	331
Esterline Technologies Corp. (c)	5	256
GATX Corp.	5	222
Goodrich Corp.	6	299
Kennametal Inc.	10	312
Lincoln Electric Holdings Inc.	4	315
Masco Corp.	19	305
SkyWest Inc.	10	124
Spirit Aerosystems Holdings Inc. (c)	12	232
Steelcase Inc.	24	241
Watson Wyatt Worldwide Inc.	2	127

		3,079
INFORMATION TECHNOLOGY - 9.1%
Avnet Inc. (c)	12	314
Benchmark Electronics Inc. (c)	7	120
Computer Sciences Corp. (c)	7	319
Ingram Micro Inc. - Class A (c)	18	316
Omnivision Technologies Inc. (c)	10	126
		1,195
MATERIALS - 12.3%
Allegheny Technologies Inc.	5	308
Nucor Corp.	2	127
Olin Corp.	13	338
PPG Industries Inc.	4	252
Reliance Steel & Aluminum Co.	5	347
Steel Dynamics Inc.	7	254
		1,626
UTILITIES - 3.8%
Pinnacle West Capital Corp.	8	248
Westar Energy Inc.	12	250
		498

Total Common Stocks (cost $13,587)		12,494

SHORT TERM INVESTMENTS - 1.2%
Mutual Funds - 1.2%
JNL Money Market Fund, 2.37% (a) (h)	153	153

Total Short Term Investments (cost $153)		153

Total Investments - 96.1% (cost $13,740)		12,647
Other Assets and Liabilities, Net - 3.9%		515
Total Net Assets - 100%		$13,162

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY – 25.0%
American Axle & Manufacturing Holdings Inc.	28	$221
Bob Evans Farms Inc.	8	223
Borders Group Inc. (b)	13	75
BorgWarner Inc.	2	85
Brunswick Corp. (b)	8	87
Champion Enterprises Inc. (c)	25	149
Columbia Sportswear Co. (b)	5	173
Jakks Pacific Inc. (c)	10	223
K-Swiss Inc. - Class A (b)	12	179
Liz Claiborne Inc. (b)	14	192
RC2 Corp. (c)	8	141
Skechers U.S.A. Inc. - Class A (c)	9	180
Stein Mart Inc. (b)	29	131
Superior Industries International Inc. (b)	13	219
		2,278

CONSUMER STAPLES - 3.6%
Corn Products International Inc.	3	167
Del Monte Foods Co.	22	159
		326
ENERGY - 8.3%
Comstock Resources Inc. (c)	3	253
Hercules Offshore Inc. (c)	7	259
Newfield Exploration Co. (c)	4	248
		760
FINANCIALS - 12.5%
American Financial Group Inc.	8	222
Astoria Financial Corp.	11	223
Delphi Financial Group Inc.	10	222
Radian Group Inc. (b)	49	71
Reinsurance Group of America Inc.	5	226
SeaBright Insurance Holdings Inc. (c)	12	180
		1,144
HEALTH CARE - 4.2%
Owens & Minor Inc.	4	187
Res-Care Inc. (c)	11	199
		386
INDUSTRIALS - 23.6%
Belden Inc.	7	227
Con-Way Inc.	5	236
Esterline Technologies Corp. (c)	5	232
GATX Corp.	4	195
GenCorp Inc. (c)	32	226
Kennametal Inc.	7	231
Lincoln Electric Holdings Inc.	3	220
SkyWest Inc.	18	225
Steelcase Inc.	23	227
Watson Wyatt Worldwide Inc.	3	132
		2,151
INFORMATION TECHNOLOGY - 9.9%
Avnet Inc. (c)	8	226
Benchmark Electronics Inc. (c)	14	224
Ingram Micro Inc. - Class A (c)	13	227
Omnivision Technologies Inc. (c)	19	229
		906
MATERIALS - 8.0%
Olin Corp.	10	251
Reliance Steel & Aluminum Co.	3	239
Steel Dynamics Inc.	6	239
		729
UTILITIES - 4.5%
Pinnacle West Capital Corp.	6	194
Westar Energy Inc.	10	219
		413

Total Common Stocks (cost $9,823)		9,093

SHORT TERM INVESTMENTS - 11.7%
Mutual Funds - 2.2%
JNL Money Market Fund, 2.37% (a) (h)	199	199

Securities Lending Collateral - 9.5%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	882	874

Total Short Term Investments (cost $1,081)		1,073

Total Investments - 111.3% (cost $10,904)		10,166
Other Assets and Liabilities, Net - (11.3%)		-1,035
Total Net Assets - 100%		$9,131

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 17.0%
Abercrombie & Fitch Co. - Class A	35	$2,195
Comcast Corp. - Class A	283	5,365
Ford Motor Co. (b) (c)	482	2,320
Fortune Brands Inc.	60	3,713
General Motors Corp. (b)	299	3,442
Home Depot Inc.	206	4,827
Liz Claiborne Inc. (b)	148	2,091
Macy’s Inc.	201	3,905
Newell Rubbermaid Inc.	197	3,309
Sherwin-Williams Co. (b)	89	4,097
VF Corp.	37	2,619
		37,883
CONSUMER STAPLES - 2.9%
Altria Group Inc.	208	4,272
Archer-Daniels-Midland Co. (b)	64	2,150
		6,422
ENERGY - 12.3%
Apache Corp.	39	5,379
Chevron Corp.	62	6,116
ConocoPhillips	65	6,164
Newfield Exploration Co. (c)	70	4,581
Occidental Petroleum Corp.	58	5,221
		27,461
FINANCIALS - 28.2%
Allstate Corp.	102	4,646
American International Group Inc.	179	4,739
Bank of America Corp.	206	4,924
Citigroup Inc.	302	5,056
Fannie Mae	249	4,852
Hartford Financial Services Group Inc.	77	4,959
JPMorgan Chase & Co.	152	5,225
Lincoln National Corp.	75	3,394
Merrill Lynch & Co. Inc.	160	5,083
Sovereign Bancorp Inc. (b)	302	2,225
Travelers Cos. Inc.	117	5,078
Wachovia Corp. (b)	322	5,005
Washington Mutual Inc. (b)	427	2,108
Wells Fargo & Co.	238	5,653
		62,947
HEALTH CARE - 6.4%
Cigna Corp.	95	3,347
Merck & Co. Inc.	133	5,028
Pfizer Inc.	334	5,830
		14,205
INDUSTRIALS - 7.3%
Caterpillar Inc. (b)	77	5,699
Goodrich Corp.	89	4,224
Masco Corp. (b)	281	4,417
Spirit Aerosystems Holdings Inc. (c)	98	1,878
		16,218

INFORMATION TECHNOLOGY - 10.8%
Avnet Inc. (c)	90	2,452
Computer Sciences Corp. (b) (c)	96	4,478
Hewlett-Packard Co.	105	4,629
Ingram Micro Inc. - Class A (c)	145	2,581
Intel Corp.	187	4,023
International Business Machines Corp.	50	5,891
		24,054
MATERIALS - 8.9%
Allegheny Technologies Inc. (b)	51	3,035
Dow Chemical Co.	126	4,399
EI Du Pont de Nemours & Co.	81	3,474
Nucor Corp.	72	5,406
PPG Industries Inc.	61	3,517
		19,831
TELECOMMUNICATION SERVICES - 5.9%
AT&T Inc.	163	5,495
Sprint Nextel Corp.	305	2,896
Verizon Communications Inc.	136	4,829
		13,220

Total Common Stocks (cost $284,895)		222,241

SHORT TERM INVESTMENTS - 12.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 2.37% (a) (h)	1,188	1,188

Securities Lending Collateral - 11.8%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	26,567	26,336

Total Short Term Investments (cost $27,755)		27,524

Total Investments - 112.0% (cost $312,650)		249,765
Other Assets and Liabilities, Net - (12.0%)		-26,689
Total Net Assets - 100%		$223,076

JNL/S&P Managed Conservative Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	738	$10,214
JNL/AIM Large Cap Growth Fund (a)	1,069	14,235
JNL/Capital Guardian Global Diversified Research Fund (a)	179	4,341
JNL/Capital Guardian U.S. Growth Equity Fund (a)	525	11,142
JNL/Goldman Sachs Core Plus Bond Fund (a)	5,014	58,915
JNL/Goldman Sachs Short Duration Bond Fund (a)	5,724	59,303
JNL/JPMorgan International Value Fund (a)	816	10,228
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	2,598	30,889
JNL/PIMCO Real Return Fund (a)	4,730	55,106
JNL/PIMCO Total Return Bond Fund (a)	6,696	81,424
JNL/PPM America Core Equity Fund (a)	600	10,503
JNL/PPM America Value Equity Fund (a)	443	6,843

JNL/Select Value Fund (a)	664	11,649
JNL/T. Rowe Price Established Growth Fund (a)	711	14,370
JNL/T. Rowe Price Value Fund (a)	871	11,357

Total Investment Funds (cost $399,959)		390,519

Total Investments - 100.0% (cost $399,959)		390,519
Other Assets and Liabilities, Net - 0.0%		-60
Total Net Assets - 100%		$390,459

JNL/S&P Managed Moderate Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	1,495	$20,691
JNL/AIM Large Cap Growth Fund (a)	2,506	33,360
JNL/AIM Real Estate Fund (a)	446	5,379
JNL/Capital Guardian Global Diversified Research Fund (a)	511	12,371
JNL/Capital Guardian U.S. Growth Equity Fund (a)	501	10,625
JNL/Credit Suisse Global Natural Resources Fund (a)	333	4,982
JNL/Goldman Sachs Core Plus Bond Fund (a)	5,463	64,191
JNL/Goldman Sachs Mid Cap Value Fund (a)	858	10,653
JNL/Goldman Sachs Short Duration Bond Fund (a)	6,727	69,695
JNL/JPMorgan International Value Fund (a)	1,804	22,605
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	1,442	17,140
JNL/Lazard Emerging Markets Fund (a)	886	11,722
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	217	8,865
JNL/Oppenheimer Global Growth Fund (a)	338	4,382
JNL/PIMCO Real Return Fund (a)	7,893	91,959
JNL/PIMCO Total Return Bond Fund (a)	8,226	100,029
JNL/PPM America Core Equity Fund (a)	499	8,737
JNL/PPM America High Yield Bond Fund (a)	1,513	10,953
JNL/PPM America Value Equity Fund (a)	798	12,337
JNL/Select Value Fund (a)	2,059	36,109
JNL/T. Rowe Price Established Growth Fund (a)	1,657	33,499
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	392	11,123
JNL/T. Rowe Price Value Fund (a)	2,199	28,679

Total Investment Funds (cost $644,207)		630,086

Total Investments - 100.0% (cost $644,207)		630,086
Other Assets and Liabilities, Net - 0.0%		-93
Total Net Assets - 100%		$629,993

JNL/S&P Managed Moderate Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	3,719	$51,436
JNL/AIM Large Cap Growth Fund (a)	6,912	91,924
JNL/AIM Real Estate Fund (a)	761	9,150
JNL/Capital Guardian Global Diversified Research Fund (a)	572	13,831
JNL/Capital Guardian International Small Cap Fund (a)	2,097	17,131
JNL/Capital Guardian U.S. Growth Equity Fund (a)	881	18,644
JNL/Credit Suisse Global Natural Resources Fund (a)	1,056	15,813

JNL/Credit Suisse Long/Short Fund (a)	1,414	13,391
JNL/Eagle SmallCap Equity Fund (a)	850	16,463
JNL/Franklin Templeton Small Cap Value Fund (a)	851	9,221
JNL/Goldman Sachs Core Plus Bond Fund (a)	8,481	99,571
JNL/Goldman Sachs Mid Cap Value Fund (a)	2,239	27,737
JNL/Goldman Sachs Short Duration Bond Fund (a)	6,505	67,326
JNL/JPMorgan International Value Fund (a)	6,056	75,756
JNL/JPMorgan MidCap Growth Fund (a)	498	9,195
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	3,794	45,001
JNL/Lazard Emerging Markets Fund (a)	2,713	35,868
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	341	13,922
JNL/Oppenheimer Global Growth Fund (a)	1,393	18,022
JNL/PIMCO Real Return Fund (a)	13,437	156,540
JNL/PIMCO Total Return Bond Fund (a)	10,411	126,600
JNL/PPM America Core Equity Fund (a)	956	16,714
JNL/PPM America Value Equity Fund (a)	2,806	43,360
JNL/Select Value Fund (a)	5,728	100,351
JNL/T. Rowe Price Established Growth Fund (a)	5,996	121,129
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,194	33,777
JNL/T. Rowe Price Value Fund (a)	6,160	80,257

Total Investment Funds (cost $1,338,738)		1,328,130

Total Investments – 100.0% (cost $1,338,738)		1,328,130
Other Assets and Liabilities, Net - 0.0%		-181
Total Net Assets - 100%		$1,327,949

JNL/S&P Managed Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	4,307	$59,564
JNL/AIM Large Cap Growth Fund (a)	8,314	110,582
JNL/AIM Real Estate Fund (a)	1,613	19,402
JNL/Capital Guardian Global Diversified Research Fund (a)	677	16,359
JNL/Capital Guardian International Small Cap Fund (a)	2,713	22,167
JNL/Capital Guardian U.S. Growth Equity Fund (a)	1,806	38,232
JNL/Credit Suisse Global Natural Resources Fund (a)	1,086	16,256
JNL/Credit Suisse Long/Short Fund (a)	1,500	14,205
JNL/Eagle SmallCap Equity Fund (a)	1,787	34,596
JNL/Franklin Templeton Small Cap Value Fund (a)	1,476	15,987
JNL/Goldman Sachs Core Plus Bond Fund (a)	3,177	37,299
JNL/Goldman Sachs Mid Cap Value Fund (a)	2,798	34,665
JNL/JPMorgan International Value Fund (a)	5,657	70,768
JNL/JPMorgan MidCap Growth Fund (a)	878	16,198
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	74	878
JNL/Lazard Emerging Markets Fund (a)	2,642	34,926
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	219	8,941
JNL/Oppenheimer Global Growth Fund (a)	2,701	34,948
JNL/PIMCO Real Return Fund (a)	7,549	87,952
JNL/PIMCO Total Return Bond Fund (a)	5,425	65,965
JNL/PPM America Core Equity Fund (a)	1,996	34,910
JNL/PPM America Value Equity Fund (a)	2,441	37,709

JNL/Select Value Fund (a)	6,072	106,389
JNL/T. Rowe Price Established Growth Fund (a)	6,610	133,529
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,924	54,420
JNL/T. Rowe Price Value Fund (a)	8,036	104,712

Total Investment Funds (cost $1,225,502)		1,211,559

Total Investments – 100.0% (cost $1,225,502)		1,211,559
Other Assets and Liabilities, Net - 0.0%		-171
Total Net Assets - 100%		$1,211,388

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	2,718	$37,596
JNL/AIM Large Cap Growth Fund (a)	4,384	58,305
JNL/AIM Real Estate Fund (a)	570	6,852
JNL/Capital Guardian Global Diversified Research Fund (a)	446	10,768
JNL/Capital Guardian International Small Cap Fund (a)	1,410	11,523
JNL/Capital Guardian U.S. Growth Equity Fund (a)	635	13,450
JNL/Credit Suisse Global Natural Resources Fund (a)	689	10,318
JNL/Credit Suisse Long/Short Fund (a)	1,177	11,145
JNL/Eagle SmallCap Equity Fund (a)	1,139	22,059
JNL/Franklin Templeton Small Cap Value Fund (a)	1,104	11,961
JNL/Goldman Sachs Mid Cap Value Fund (a)	2,286	28,321
JNL/JPMorgan International Value Fund (a)	3,314	41,452
JNL/JPMorgan MidCap Growth Fund (a)	629	11,612
JNL/Lazard Emerging Markets Fund (a)	1,378	18,212
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	149	6,102
JNL/Oppenheimer Global Growth Fund (a)	2,375	30,732
JNL/PAM Asia ex-Japan Fund (a)	661	5,313
JNL/PIMCO Real Return Fund (a)	2,847	33,168
JNL/PPM America Core Equity Fund (a)	815	14,259
JNL/PPM America Value Equity Fund (a)	1,761	27,215
JNL/Select Value Fund (a)	3,269	57,271
JNL/T. Rowe Price Established Growth Fund (a)	4,023	81,259
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,006	28,468
JNL/T. Rowe Price Value Fund (a)	4,307	56,126

Total Investment Funds (cost $631,037)		633,487

Total Investments – 100.0% (cost $631,037)		633,487
Other Assets and Liabilities, Net - 0.0%		-100
Total Net Assets - 100%		$633,387

JNL/S&P Retirement Income Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	85	$1,178
JNL/AIM Large Cap Growth Fund (a)	161	2,138
JNL/AIM Real Estate Fund (a)	52	625
JNL/Capital Guardian Global Diversified Research Fund (a)	12	294
JNL/Capital Guardian International Small Cap Fund (a)	52	428

JNL/Capital Guardian U.S. Growth Equity Fund (a)	35	734
JNL/Goldman Sachs Core Plus Bond Fund (a)	372	4,372
JNL/Goldman Sachs Mid Cap Value Fund (a)	70	866
JNL/Goldman Sachs Short Duration Bond Fund (a)	384	3,983
JNL/JPMorgan International Value Fund (a)	129	1,623
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	375	4,458
JNL/Lazard Emerging Markets Fund (a)	57	757
JNL/PIMCO Real Return Fund (a)	620	7,229
JNL/PIMCO Total Return Bond Fund (a)	536	6,515
JNL/PPM America Value Equity Fund (a)	62	951
JNL/Select Value Fund (a)	117	2,051
JNL/T. Rowe Price Established Growth Fund (a)	105	2,121
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	30	852
JNL/T. Rowe Price Value Fund (a)	146	1,900

Total Investment Funds (cost $44,620)		43,075

Total Investments - 100.0% (cost $44,620)		43,075
Other Assets and Liabilities, Net - 0.0%		-7
Total Net Assets - 100%		$43,068

JNL/S&P Retirement 2015 Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	184	$2,540
JNL/AIM Large Cap Growth Fund (a)	340	4,530
JNL/Capital Guardian International Small Cap Fund (a)	114	931
JNL/Capital Guardian U.S. Growth Equity Fund (a)	67	1,432
JNL/Credit Suisse Global Natural Resources Fund (a)	47	705
JNL/Credit Suisse Long/Short Fund (a)	51	483
JNL/Eagle SmallCap Equity Fund (a)	81	1,575
JNL/Franklin Templeton Small Cap Value Fund (a)	3	29
JNL/Goldman Sachs Core Plus Bond Fund (a)	220	2,587
JNL/Goldman Sachs Mid Cap Value Fund (a)	159	1,969
JNL/JPMorgan International Value Fund (a)	241	3,023
JNL/Lazard Emerging Markets Fund (a)	74	983
JNL/PIMCO Real Return Fund (a)	709	8,260
JNL/PIMCO Total Return Bond Fund (a)	428	5,208
JNL/PPM America Core Equity Fund (a)	108	1,893
JNL/PPM America Value Equity Fund (a)	115	1,782
JNL/Select Value Fund (a)	199	3,488
JNL/T. Rowe Price Established Growth Fund (a)	225	4,555
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	55	1,570
JNL/T. Rowe Price Value Fund (a)	262	3,415

Total Investment Funds (cost $53,107)		50,958

Total Investments - 100.0% (cost $53,107)		50,958
Other Assets and Liabilities, Net - 0.0%		-8
Total Net Assets - 100%		$50,950

JNL/S&P Retirement 2020 Fund

INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	49	$683
JNL/AIM Large Cap Growth Fund (a)	84	1,112
JNL/Capital Guardian Global Diversified Research Fund (a)	9	221
JNL/Capital Guardian International Small Cap Fund (a)	24	195
JNL/Capital Guardian U.S. Growth Equity Fund (a)	15	320
JNL/Credit Suisse Global Natural Resources Fund (a)	10	154
JNL/Credit Suisse Long/Short Fund (a)	26	243
JNL/Eagle SmallCap Equity Fund (a)	24	461
JNL/Franklin Templeton Small Cap Value Fund (a)	5	51
JNL/Goldman Sachs Mid Cap Value Fund (a)	33	408
JNL/JPMorgan International Value Fund (a)	55	686
JNL/Lazard Emerging Markets Fund (a)	18	239
JNL/Oppenheimer Global Growth Fund (a)	28	366
JNL/PIMCO Real Return Fund (a)	134	1,566
JNL/PIMCO Total Return Bond Fund (a)	86	1,051
JNL/PPM America Core Equity Fund (a)	27	479
JNL/PPM America Value Equity Fund (a)	31	478
JNL/Select Value Fund (a)	54	942
JNL/T. Rowe Price Established Growth Fund (a)	55	1,110
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	18	501
JNL/T. Rowe Price Value Fund (a)	71	922

Total Investment Funds (cost $13,288)		12,188

Total Investments – 100.0% (cost $13,288)		12,188
Other Assets and Liabilities, Net - 0.0%		-2
Total Net Assets - 100%		$12,186

JNL/S&P Retirement 2025 Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM International Growth Fund (a)	32	$445
JNL/AIM Large Cap Growth Fund (a)	50	667
JNL/Capital Guardian Global Diversified Research Fund (a)	5	119
JNL/Capital Guardian International Small Cap Fund (a)	16	133
JNL/Capital Guardian U.S. Growth Equity Fund (a)	10	210
JNL/Credit Suisse Global Natural Resources Fund (a)	9	140
JNL/Credit Suisse Long/Short Fund (a)	14	135
JNL/Eagle SmallCap Equity Fund (a)	13	242
JNL/Franklin Templeton Small Cap Value Fund (a)	6	64
JNL/Goldman Sachs Mid Cap Value Fund (a)	16	194
JNL/JPMorgan International Value Fund (a)	40	506
JNL/Lazard Emerging Markets Fund (a)	16	212
JNL/Oppenheimer Global Growth Fund (a)	31	406
JNL/PIMCO Real Return Fund (a)	80	933
JNL/PIMCO Total Return Bond Fund (a)	21	250
JNL/PPM America Core Equity Fund (a)	16	279
JNL/PPM America Value Equity Fund (a)	21	320
JNL/Select Value Fund (a)	33	576
JNL/T. Rowe Price Established Growth Fund (a)	33	666
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	11	316

JNL/T. Rowe Price Value Fund (a)	43	565

Total Investment Funds (cost $8,097)		7,378

Total Investments – 100.0% (cost $8,097)		7,378
Other Assets and Liabilities, Net - 0.0%		-1
Total Net Assets - 100%		$7,377

JNL/S&P Disciplined Moderate Fund
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management Bond Index Fund (a)	990	$11,168
JNL/Mellon Capital Management International Index Fund (a)	326	5,090
JNL/Mellon Capital Management JNL 5 Fund (a)	243	3,019
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	294	3,022
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund (a)	108	1,529
JNL/Mellon Capital Management S&P 500 Index Fund (a)	1,497	16,260
JNL/Mellon Capital Management Small Cap Index Fund (a)	83	1,017
JNL/Mellon Capital Management VIP Fund (a)	237	3,043
JNL/PIMCO Real Return Fund (a)	722	8,412

Total Investment Funds (cost $55,691)		52,560

Total Investments - 100.0% (cost $55,691)		52,560
Other Assets and Liabilities, Net - 0.0%		-8
Total Net Assets - 100%		$52,552

JNL/S&P Disciplined Moderate Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management 25 Fund (a)	269	$3,058
JNL/Mellon Capital Management Bond Index Fund (a)	309	3,482
JNL/Mellon Capital Management International
Index Fund (a)	604	9,419
JNL/Mellon Capital Management JNL 5 Fund (a)	401	4,966
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	484	4,966
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund (a)	134	1,900
JNL/Mellon Capital Management S&P 500 Index Fund (a)	1,732	18,790
JNL/Mellon Capital Management Select Small-Cap Fund (a)	175	3,193
JNL/Mellon Capital Management Small Cap Index Fund (a)	153	1,865
JNL/Mellon Capital Management VIP Fund (a)	395	5,058
JNL/PIMCO Real Return Fund (a)	601	7,004

Total Investment Funds (cost $69,423)		63,701

Total Investments – 100.0% (cost $69,423)		63,701
Other Assets and Liabilities, Net - 0.0%		-9
Total Net Assets - 100%		$63,692

JNL/S&P Disciplined Growth Fund

INVESTMENT FUNDS - 100.0%
JNL/Mellon Capital Management 25 Fund (a)	93	$1,056
JNL/Mellon Capital Management Bond Index Fund (a)	45	506
JNL/Mellon Capital Management International
Index Fund (a)	279	4,352
JNL/Mellon Capital Management JNL 5 Fund (a)	191	2,371
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	231	2,372
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund (a)	47	660
JNL/Mellon Capital Management S&P 500 Index Fund (a)	521	5,654
JNL/Mellon Capital Management Select Small-Cap Fund (a)	61	1,107
JNL/Mellon Capital Management Small Cap Index Fund (a)	53	652
JNL/Mellon Capital Management VIP Fund (a)	188	2,413
JNL/PIMCO Real Return Fund (a)	62	721

Total Investment Funds (cost $24,301)		21,864

Total Investments – 100.0% (cost $24,301)		21,864
Other Assets and Liabilities, Net - 0.0%		-3
Total Net Assets - 100%		$21,861

JNL/S&P Moderate Retirement Strategy Fund
INVESTMENT FUNDS - 100.1%
iShares Cohen & Steers Realty Majors Index Fund	1	$6,195
iShares Dow Jones Select Dividend Fund	1	62
iShares Dow Jones US Utilities Sector Index Fund (b)	1	71
iShares iBoxx $ Investment Grade Corp. Bond Fund	5	529
iShares Lehman 1-3 Year Treasury Bond Fund	2	179
iShares Lehman Aggregate Bond Fund	5	533
iShares Lehman U.S. Treasury Inflation Protected
Securities Bond Fund (b)	7	709
iShares MSCI EAFE Index Fund	5	343
iShares Russell 2000 Index Fund (b)	1	68
iShares S&P 400 Index Fund (b)	1	68
iShares S&P 500 Index Fund	7	859

Total Investment Funds (cost $3,632)		3,485

SHORT TERM INVESTMENTS - 24.0%
Securities Lending Collateral - 24.0%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	843	836

Total Short Term Investments (cost $843)		836

Total Investments - 124.1% (cost $4,475)		4,321
Other Assets and Liabilities, Net - (24.1%)		-840
Total Net Assets - 100%		$3,481

JNL/S&P Moderate Growth Retirement Strategy Fund
INVESTMENT FUNDS - 100.0%

iShares Comex Gold Trust Fund	1	$74
iShares Dow Jones Select Dividend Fund	2	91
iShares Lehman 1-3 Year Treasury Bond Fund (b)	2	178
iShares Lehman 7-10 Year Treasury Bond Fund (b)	2	178
iShares Lehman Aggregate Bond Fund	3	350
iShares Lehman U.S. Treasury Inflation Protected
Securities Bond Fund (b)	5	522
iShares MSCI EAFE Index Fund	6	404
iShares Russell 2000 Index Fund (b)	1	98
iShares Russell 2000 Value Index Fund (b)	1	64
iShares S&P 400 Growth Index Fund	1	67
iShares S&P 400 Index Fund	2	132
iShares S&P 500 Index Fund	8	1,077
Vanguard Emerging Markets Vipers	2	96
Vanguard Energy Vipers	1	73

Total Investment Funds (cost $3,539)		3,404

SHORT TERM INVESTMENTS - 28.9%
Securities Lending Collateral - 28.9%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	993	985

Total Short Term Investments (cost $993)		985

Total Investments - 128.9% (cost $4,532)		4,389
Other Assets and Liabilities, Net - (28.9%)		-984
Total Net Assets - 100%		$3,405

JNL/S&P Growth Retirement Strategy Fund
INVESTMENT FUNDS - 100.2%
iShares Comex Gold Trust Fund	1	$114
iShares Dow Jones Select Dividend Fund	2	95
iShares Lehman 7-10 Year Treasury Bond Fund (b)	2	192
iShares Lehman U.S. Treasury Inflation Protected
Securities Bond Fund (b)	4	382
iShares MSCI EAFE Index Fund	8	546
iShares MSCI EAFE Value Index Fund	1	73
iShares Nasdaq Biotechnology Index Fund (b)	1	114
iShares Russell 2000 Index Fund (b)	3	180
iShares Russell 2000 Value Index Fund (b)	2	143
iShares S&P 400 Growth Index Fund (b)	2	155
iShares S&P 400 Index Fund	3	224
iShares S&P 500 Index Fund	10	1,238
Vanguard Emerging Markets Vipers (b)	2	112
Vanguard Energy Vipers	1	125

Total Investment Funds (cost $3,888)		3,693

SHORT TERM INVESTMENTS - 29.7%
Securities Lending Collateral - 29.7%

Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	1,104	1,095

Total Short Term Investments (cost $1,104)		1,095

Total Investments - 129.9% (cost $4,992)		4,788
Other Assets and Liabilities, Net - (29.9%)		-1,102
Total Net Assets - 100%		$3,686

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 26.6%
Bed Bath & Beyond Inc. (b) (c)	108	$3,024
Best Buy Co. Inc. (b)	66	2,625
Coach Inc. (c)	92	2,646
Darden Restaurants Inc. (b)	85	2,717
Family Dollar Stores Inc. (b)	144	2,879
Harley-Davidson Inc. (b)	70	2,555
RadioShack Corp.	183	2,244
Sherwin-Williams Co. (b)	54	2,476
TJX Cos. Inc.	115	3,630
		24,796
CONSUMER STAPLES - 12.4%
Coca-Cola Co.	55	2,848
Kellogg Co.	63	3,008
PepsiCo Inc.	44	2,802
SYSCO Corp.	104	2,863
		11,521
ENERGY - 19.4%
Chevron Corp.	39	3,825
Exxon Mobil Corp.	38	3,347
Halliburton Co. (b)	92	4,905
Schlumberger Ltd.	36	3,895
Sunoco Inc. (b)	51	2,064
		18,036
FINANCIALS - 3.1%
Federated Investors Inc. - Class B	83	2,855

HEALTH CARE - 3.8%
Varian Medical Systems Inc. (c)	68	3,512

INDUSTRIALS - 15.7%
3M Co.	41	2,840
CH Robinson Worldwide Inc.	66	3,603
Lockheed Martin Corp.	31	3,015
Robert Half International Inc.	125	3,008
Rockwell Automation Inc.	50	2,183
		14,649
INFORMATION TECHNOLOGY - 10.8%
International Business Machines Corp.	32	3,816
Lexmark International Inc. (c)	97	3,245

Texas Instruments Inc.	107	3,019
		10,080
MATERIALS - 7.8%
Ecolab Inc.	71	3,038
Nucor Corp.	57	4,269
		7,307

Total Common Stocks (cost $96,873)		92,756

SHORT TERM INVESTMENTS - 13.8%
Securities Lending Collateral - 13.8%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	12,962	12,849

Total Short Term Investments (cost $12,962)		12,849

Total Investments - 113.4% (cost $109,835)		105,605
Other Assets and Liabilities, Net - (13.4%)		-12,499
Total Net Assets - 100%		$93,106

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 8.8%
Carnival Corp. (b)	66	$2,163
Gannett Co. Inc.	80	1,731
Leggett & Platt Inc. (b)	142	2,384
		6,278
CONSUMER STAPLES - 10.8%
Altria Group Inc.	38	781
ConAgra Foods Inc. (b)	117	2,253
Philip Morris International Inc.	38	1,887
UST Inc. (b)	51	2,761
		7,682
ENERGY - 13.3%
Chevron Corp.	33	3,307
ConocoPhillips	37	3,447
Marathon Oil Corp.	52	2,713
		9,467
FINANCIALS - 3.4%
First Horizon National Corp. (b)	133	990
National City Corp. (b)	147	701
Washington Mutual Inc. (b)	149	733
		2,424
HEALTH CARE - 9.5%
Bristol-Myers Squibb Co.	100	2,052
Eli Lilly & Co.	55	2,552
Pfizer Inc.	123	2,156
		6,760
INDUSTRIALS - 10.0%
Avery Dennison Corp.	56	2,467
Masco Corp. (b)	131	2,060

Pitney Bowes Inc.	76	2,591
		7,118
INFORMATION TECHNOLOGY - 11.8%
Automatic Data Processing Inc.	65	2,721
Intel Corp.	112	2,409
International Business Machines Corp.	28	3,298
		8,428
MATERIALS - 10.2%
Alcoa Inc.	80	2,867
Bemis Co. Inc.	108	2,418
Vulcan Materials Co. (b)	33	1,991
		7,276
TELECOMMUNICATION SERVICES - 10.4%
AT&T Inc.	77	2,578
CenturyTel Inc. (b)	69	2,448
FairPoint Communications Inc. (b)	1	4
Verizon Communications Inc.	68	2,395
		7,425
UTILITIES - 11.2%
Consolidated Edison Inc. (b)	60	2,360
Integrys Energy Group Inc.	57	2,913
Southern Co.	78	2,714
		7,987

Total Common Stocks (cost $78,406)		70,845

SHORT TERM INVESTMENTS - 25.3%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.37% (a) (h)	138	138

Securities Lending Collateral - 25.1%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	18,041	17,884

Total Short Term Investments (cost $18,179)		18,022

Total Investments - 124.7% (cost $96,585)		88,867
Other Assets and Liabilities, Net - (24.7%)		-17,601
Total Net Assets - 100%		$71,266

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 27.4%
AutoZone Inc. (c)	34	$4,064
Black & Decker Corp. (b)	45	2,612
Brunswick Corp. (b)	184	1,954
Gannett Co. Inc. (b)	103	2,235
Hasbro Inc. (b)	135	4,816
Leggett & Platt Inc. (b)	182	3,050
Omnicom Group Inc.	77	3,447
RadioShack Corp. (b)	203	2,492

Sherwin-Williams Co. (b)	60	2,748
		27,418
ENERGY - 12.4%
ConocoPhillips	47	4,411
ENSCO International Inc. (b)	70	5,616
Valero Energy Corp.	58	2,396
		12,423
HEALTH CARE - 10.2%
AmerisourceBergen Corp. (b)	83	3,300
Coventry Health Care Inc. (c)	65	1,977
McKesson Corp.	56	3,138
UnitedHealth Group Inc.	69	1,810
		10,225
INDUSTRIALS - 19.0%
Boeing Co.	41	2,665
Caterpillar Inc.	52	3,847
L-3 Communications Holdings Inc.	34	3,070
Masco Corp. (b)	168	2,638
RR Donnelley & Sons Co.	103	3,046
Tyco International Ltd.	93	3,737
		19,003
INFORMATION TECHNOLOGY - 18.7%
Computer Sciences Corp. (c)	71	3,318
Electronic Data Systems Corp.	185	4,553
International Business Machines Corp.	36	4,220
Lexmark International Inc. (b) (c)	107	3,589
Xerox Corp.	223	3,018
		18,698
MATERIALS - 8.6%
Ball Corp.	81	3,865
Nucor Corp.	63	4,723
		8,588
TELECOMMUNICATION SERVICES - 3.1%
CenturyTel Inc.	88	3,137

Total Common Stocks (cost $105,682)		99,492

SHORT TERM INVESTMENTS - 21.4%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.37% (a) (h)	186	186

Securities Lending Collateral - 21.2%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	21,449	21,262

Total Short Term Investments (cost $21,635)		21,448

Total Investments - 120.8% (cost $127,317)		120,940
Other Assets and Liabilities, Net - (20.8%)		-20,801
Total Net Assets - 100%		$100,139

JNL/S&P Total Yield Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 37.9%
Brunswick Corp. (b)	142	$1,510
Centex Corp. (b)	139	1,862
DR Horton Inc. (b)	240	2,604
Gannett Co. Inc.	79	1,713
Home Depot Inc.	101	2,355
Jones Apparel Group Inc. (b)	154	2,118
KB Home (b)	138	2,328
Lennar Corp. (b)	181	2,237
Macy’s Inc.	97	1,880
New York Times Co. - Class A (b)	174	2,679
Pulte Homes Inc. (b)	281	2,707
RadioShack Corp. (b)	155	1,904
Wendy’s International Inc. (b)	102	2,789
		28,686
CONSUMER STAPLES - 6.6%
Sara Lee Corp.	171	2,090
Tyson Foods Inc.	193	2,879
		4,969
ENERGY - 5.0%
Anadarko Petroleum Corp.	51	3,799

FINANCIALS - 19.0%
Charles Schwab Corp.	118	2,426
Marsh & McLennan Cos. Inc.	114	3,036
Moody’s Corp. (b)	76	2,626
Progressive Corp.	156	2,923
Safeco Corp.	50	3,346
		14,357
HEALTH CARE - 3.3%
AmerisourceBergen Corp.	63	2,532

INDUSTRIALS - 9.8%
Rockwell Automation Inc.	43	1,872
Southwest Airlines Co. (b)	203	2,647
Tyco International Ltd.	72	2,867
		7,386
INFORMATION TECHNOLOGY - 15.3%
Analog Devices Inc.	93	2,965
KLA-Tencor Corp. (b)	60	2,431
Linear Technology Corp. (b)	94	3,071
QLogic Corp. (c)	212	3,099
		11,566
MATERIALS - 2.6%
Weyerhaeuser Co. (b)	39	2,004

Total Common Stocks (cost $84,902)		75,299

SHORT TERM INVESTMENTS - 34.6%

Mutual Funds - 0.0%
JNL Money Market Fund, 2.37% (a) (h)	8	8

Securities Lending Collateral - 34.6%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	26,413	26,183

Total Short Term Investments (cost $26,421)		26,191

Total Investments - 134.1% (cost $111,323)		101,490
Other Assets and Liabilities, Net - (34.1%)		-25,808
Total Net Assets - 100%		$75,682

JNL/S&P 4 Fund
INVESTMENT FUNDS - 100.0%
JNL/S&P Competitive Advantage Fund (a)	5,984	$55,415
JNL/S&P Dividend & Income Fund (a)	5,984	49,192
JNL/S&P Intrinsic Value Fund (a)	5,986	53,573
JNL/S&P Total Yield Fund (a)	5,984	52,955

Total Investment Funds (cost $227,364)		211,135

Total Investments – 100.0% (cost $227,364)		211,135
Other Assets and Liabilities, Net - 0.0%		-10
Total Net Assets - 100%		$211,125

JNL/Select Balanced Fund
COMMON STOCKS - 62.5%
CONSUMER DISCRETIONARY - 4.6%
Comcast Corp. - Class A	230	$4,372
Honda Motor Co. Ltd. - ADR (b)	89	3,032
Limited Brands Inc.	110	1,855
McGraw-Hill Cos. Inc.	59	2,347
New York Times Co. - Class A (b)	101	1,554
Royal Caribbean Cruises Ltd. (b)	105	2,368
Staples Inc.	172	4,083
Time Warner Inc.	207	3,065
Walt Disney Co.	87	2,718
		25,394
CONSUMER STAPLES - 6.4%
Altria Group Inc.	122	2,504
Hormel Foods Corp.	79	2,720
Kimberly-Clark Corp.	53	3,174
PepsiCo Inc.	92	5,818
Procter & Gamble Co.	87	5,315
SYSCO Corp.	125	3,433
Unilever NV - NYS	111	3,150
Walgreen Co.	63	2,061
Wal-Mart Stores Inc.	129	7,267
		35,442
ENERGY - 12.5%

Chevron Corp.	156	15,464
El Paso Corp. (b)	190	4,138
EnCana Corp.	79	7,140
Exxon Mobil Corp.	177	15,617
Marathon Oil Corp.	103	5,327
Schlumberger Ltd.	44	4,695
Total SA - ADR	117	9,960
XTO Energy Inc.	107	7,307
		69,648
FINANCIALS - 7.8%
ACE Ltd.	105	5,762
Allstate Corp.	81	3,697
American International Group Inc.	91	2,418
Bank of America Corp.	233	5,556
Capital One Financial Corp. (b)	92	3,486
Citigroup Inc.	163	2,735
Comerica Inc.	87	2,225
Freddie Mac (b)	128	2,104
Hartford Financial Services Group Inc.	72	4,649
Huntington Bancshares Inc. (b)	267	1,542
Lehman Brothers Holdings Inc.	40	787
M&T Bank Corp. (b)	30	2,116
Marsh & McLennan Cos. Inc.	14	370
State Street Corp.	57	3,628
UBS AG (c)	119	2,448
		43,523
HEALTH CARE - 6.5%
Abbott Laboratories	115	6,107
Bristol-Myers Squibb Co.	189	3,878
Eli Lilly & Co.	161	7,418
Medtronic Inc.	123	6,355
Schering-Plough Corp.	253	4,972
UnitedHealth Group Inc.	115	3,016
Wyeth	92	4,403
		36,149
INDUSTRIALS - 8.0%
Deere & Co.	83	6,001
FedEx Corp.	39	3,033
General Electric Co.	304	8,111
Illinois Tool Works Inc. (b)	81	3,834
Lockheed Martin Corp.	40	3,976
Masco Corp. (b)	190	2,981
Pentair Inc. (b)	136	4,749
Southwest Airlines Co.	216	2,821
Spirit Aerosystems Holdings Inc. (c)	88	1,691
United Parcel Service Inc. - Class B (b)	50	3,055
Waste Management Inc.	109	4,122
		44,374
INFORMATION TECHNOLOGY - 6.2%
Accenture Ltd.	91	3,722
Applied Materials Inc.	206	3,940

ASML Holding NV - NYS	109	2,664
Automatic Data Processing Inc.	85	3,549
Avnet Inc. (c)	115	3,148
Canon Inc. - ADR	51	2,591
Intel Corp.	174	3,744
International Business Machines Corp.	95	11,213
		34,571
MATERIALS - 3.7%
Alcoa Inc.	66	2,365
Barrick Gold Corp.	72	3,285
EI Du Pont de Nemours & Co. (b)	98	4,208
International Paper Co.	160	3,723
Rhodia SA - ADR	82	1,505
Rohm & Haas Co. (b)	54	2,498
Sealed Air Corp. (b)	160	3,042
		20,626
TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc.	416	14,015
Verizon Communications Inc.	108	3,806
		17,821
UTILITIES - 3.6%
Dominion Resources Inc. (b)	132	6,278
Exelon Corp.	82	7,368
PG&E Corp.	122	4,822
Veolia Environnement - ADR	29	1,636
		20,104

Total Common Stocks (cost $343,453)		347,652

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.9%
Banc of America Commercial Mortgage Inc.,
5.68%, 06/11/35	70	70
Banc of America Commercial Mortgage Inc.
5.12%, 07/11/43	750	740
5.74%, 05/10/45 (i)	350	342
5.18%, 09/10/47 (i)	1,200	1,153
5.45%, 01/15/49	800	745
Bank of America-First Union NB Commercial Mortgage,
5.46%, 04/11/37	500	501
Bear Stearns Adjustable Rate Mortgage Trust,
4.63%, 02/25/36 (i)	1,425	1,361
Bear Stearns Commercial Mortgage Securities Inc.
5.46%, 03/11/39 (i)	415	399
5.54%, 09/11/41	600	575
5.54%, 10/12/41	720	689
4.87%, 09/11/42	500	470
Capital One Multi-Asset Execution Trust, 4.50%, 06/15/11	500	500
Carmax Auto Owner Trust, 4.79%, 02/15/13	500	494
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	737
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.40%, 07/15/44 (i)	500	482

Commercial Mortgage Acceptance Corp., 7.92%, 06/15/31(i)	500	514
Commercial Mortgage Pass Through Certificates,
5.77%, 06/10/46 (i)	350	342
5.12%, 06/10/44	900	860
Countrywide Home Loan Mortgage Pass Through Trust,
5.25%, 11/25/35 (i)	135	123
Credit Suisse Mortgage Capital Certificates
5.61%, 02/15/39 (i)	450	433
5.47%, 09/15/39	355	337
CS First Boston Mortgage Securities Corp., 6.13%, 04/15/37	500	510
GE Capital Commercial Mortgage Corp., 6.03%, 08/11/33	212	217
Greenwich Capital Commercial Funding Corp.,
5.44%, 03/10/39	320	298
GS Mortgage Securities Corp. II, 4.75%, 07/10/39	900	844
GSR Mortgage Loan Trust,
6.00%, 03/25/37 (i)	1,353	1,248
5.80%, 05/25/47	536	498
Harley-Davidson Motorcycle Trust, 2.00%, 11/15/11	56	56
Household Automotive Trust, 5.28%, 09/19/11	368	371
JPMorgan Chase Commercial Mortgage Securities Corp.
4.92%, 10/15/42	700	660
5.48%, 12/12/44 (i)	500	479
6.07%, 04/15/45	1,150	1,130
5.44%, 06/12/47	800	744
JPMorgan Commercial Mortgage Finance Corp.,
6.51%, 10/15/35	67	67
LB-UBS Commercial Mortgage Trust, 4.95%, 09/15/30	500	474
Marriott Vacation Club Trust, 5.36%, 10/20/28 (e) (u)	77	75
MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (e) (u)	500	505
Merrill Lynch Mortgage Trust, 5.05%, 07/12/38	500	475
Morgan Stanley Capital I
5.45%, 02/12/44	355	330
5.51%, 11/12/49	800	750
Morgan Stanley Dean Witter Capital I, 5.98%, 01/15/39	560	576
PNC Mortgage Acceptance Corp., 6.36%, 03/12/34	1,000	1,024
Residential Accredit Loans Inc., 5.23%, 02/25/35 (i)	376	305
Residential Funding Mortgage Securities I Inc.,
5.67%, 04/25/37 (i)	1,464	1,387
Sequoia Mortgage Trust, 5.83%, 02/20/47	794	757
Susquehanna Auto Lease Trust, 5.21%, 03/16/09 (e) (u)	147	147
Wells Fargo Mortgage Backed Securities Trust
4.54%, 03/25/35 (i)	323	312
5.54%, 04/25/36 (i)	491	476
6.02%, 09/25/36 (i)	424	412

Total Non-U.S. Government Agency Asset-Backed Securities (cost $28,202)		26,994

CORPORATE BONDS AND NOTES - 7.0%
CONSUMER DISCRETIONARY - 0.7%
Comcast Corp., 5.85%, 01/15/10	200	203
COX Communications Inc., 5.45%, 12/15/14	500	480

Daimler Finance North America LLC
5.88%, 03/15/11	400	405
8.50%, 01/18/31	300	347
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	409
Macys Retail Holdings Inc., 5.90%, 12/01/16	192	168
News America Inc., 6.40%, 12/15/35	240	227
Target Corp., 5.38%, 06/15/09	500	510
Time Warner Cable Inc., 5.85%, 05/01/17	270	256
Viacom Inc., 6.88%, 04/30/36	670	629
Wyndham Worldwide Corp., 6.00%, 12/01/16	185	164
		3,798
CONSUMER STAPLES - 0.3%
CVS Caremark Corp.
6.13%, 08/15/16	400	403
5.75%, 06/01/17	245	241
Kraft Foods Inc., 6.25%, 06/01/12	825	843
		1,487
ENERGY - 0.2%
Indiana Power & Light Co., 6.60%, 06/01/37 (e) (u)	500	485
MidAmerican Energy Co., 5.63%, 07/15/12 (b)	500	513
		998
FINANCIALS - 3.6%
Ace Capital Trust II, 9.70%, 04/01/30	525	571
American Express Centurion Bank, 6.00%, 09/13/17	850	820
American International Group Inc., 6.25%, 03/15/37	190	149
ASIF Global Financing XIX, 4.90%, 01/17/13 (e) (u)	500	480
AXA SA, 8.60%, 12/15/30	425	458
Bank of America Corp., 5.42%, 03/15/17	700	640
Capital One Capital IV, 6.75%, 02/17/37	250	187
Capital One Financial Corp., 5.70%, 09/15/11	400	380
CIT Group Inc., 7.63%, 11/30/12	370	308
Citigroup Inc., 6.00%, 02/21/12	500	504
Credit Suisse USA Inc., 4.88%, 01/15/15	345	329
Developers Diversified Realty Corp., 5.38%, 10/15/12	350	328
Discover Financial Services, 6.45%, 06/12/17	90	76
Eaton Vance Corp., 6.50%, 10/02/17	160	161
ENEL Finance International SA, 6.80%, 09/15/37 (e) (u)	235	237
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	206
General Electric Capital Corp., 5.88%, 02/15/12	1,000	1,037
Genworth Financial Inc., 6.15%
(callable at 100 beginning 11/15/16) (p)	500	393
Goldman Sachs Group Inc., 5.63%, 01/15/17	1,350	1,251
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	614
HCP Inc., 6.00%, 01/30/17	365	314
HSBC Bank USA, 5.88%, 11/01/34	250	219
HSBC Finance Corp., 6.38%, 11/27/12	500	513
International Lease Finance Corp.
5.63%, 09/15/10	450	439
5.65%, 06/01/14	1,000	869
John Deere Capital Corp., 4.88%, 10/15/10	380	385
JPMorgan Chase & Co., 6.40%, 05/15/38	425	394

Kimco Realty Corp., 5.78%, 03/15/16	345	318
Lehman Brothers Holdings Inc., 6.50%, 07/19/17	450	416
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (e) (u)	475	509
Liberty Property LP, 6.63%, 10/01/17	90	84
Morgan Stanley
5.38%, 10/15/15	170	156
5.45%, 01/09/17	1,350	1,226
National Rural Utilities Cooperative Finance Corp.,
5.45%, 02/01/18	1,000	973
ProLogis Trust, 5.63%, 11/15/16	400	370
Prudential Financial Inc., 5.50%, 03/15/16	425	415
Realty Income Corp., 6.75%, 08/15/19 (b)	805	758
Simon Property Group Inc., 6.10%, 05/01/16	665	651
Sovereign BanCorp Inc., 8.75%, 05/30/18	450	429
U.S. Bank NA, 4.95%, 10/30/14 (b)	450	444
Wachovia Corp., 5.25%, 08/01/14	500	466
WEA Finance LLC, 7.13% 04/15/18 (e) (u)	350	359
Willis North America Inc.
5.63%, 07/15/15	105	95
6.20%, 03/28/17	170	150
		20,081
HEALTH CARE - 0.3%
AstraZeneca Plc, 5.40%, 09/15/12	430	440
Schering-Plough Corp., 5.30%, 12/01/13 (l)	450	453
UnitedHealth Group Inc., 5.50%, 11/15/12	500	491
		1,384
INDUSTRIALS - 0.6%
Cargill Inc., 5.60%, 09/15/12 (e) (u)	485	489
Continental Airlines Inc., 5.98%, 04/19/22	280	232
Pitney Bowes Inc., 5.75%, 09/15/17	385	383
Siemens Financieringsmaatschappij NV,
5.75%, 10/17/16 (e) (u)	675	676
Southwest Airlines Co.
5.75%, 12/15/16	500	469
6.15%, 08/01/22	251	237
United Parcel Service Inc., 4.50%, 01/15/13	900	902
		3,388
INFORMATION TECHNOLOGY - 0.2%
Fiserv Inc., 6.13%, 11/20/12	450	452
Hewlett-Packard Co., 5.25%, 03/01/12	350	359
Intuit Inc., 5.40%, 03/15/12	550	545
		1,356
MATERIALS - 0.2%
ArcelorMittal, 5.38%, 06/01/13 (e) (u)	425	418
Corp Nacional del Cobre de Chile, 5.50%, 10/15/13 (e) (u)	500	506
Weyerhaeuser Co., 7.13%, 07/15/23	350	337
		1,261
TELECOMMUNICATION SERVICES - 0.6%
AT&T Inc.
6.45%, 06/15/34	480	463
6.80%, 05/15/36	150	150

BellSouth Corp., 6.55%, 06/15/34	300	290
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	66
Deutsche Telekom International Finance BV,
8.25%, 06/15/30 (l)	275	316
New Cingular Wireless Services Inc., 7.88%, 03/01/11	750	798
Telecom Italia Capital SA, 5.25%, 10/01/15	675	618
Verizon Global Funding Corp., 7.75%, 12/01/30	500	537
		3,238
UTILITIES - 0.3%
Abu Dhabi National Energy Co.
5.62%, 10/25/12 (e) (u)	250	252
5.88%, 10/27/16 (e) (u)	195	191
Atmos Energy Corp., 6.35%, 06/15/17	385	380
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	244
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	336
Southern California Edison Co., 5.55%, 01/15/37	500	467
		1,870

Total Corporate Bonds and Notes (cost $40,768)		38,861

GOVERNMENT AND AGENCY OBLIGATIONS - 22.0%
GOVERNMENT SECURITIES - 8.3%
Municipals - 0.5%
Oregon School Boards Association (insured by AMBAC
Assurance Corp.), 4.76%, 06/30/28	420	390
State of Illinois, 5.10%, 06/01/33	375	352
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	1,882
		2,624
Sovereign - 0.4%
Financing Corp. Fico, 4.49%, 12/06/13 (j)	275	223
Financing Corp. Fico, 4.49%, 12/27/13 (j)	220	178
Resolution Funding Corp. - Interest Only Strip, 3.88%,
04/15/14 (j)	2,550	2,067
		2,468
U.S. Treasury Securities - 7.4%
U.S. Treasury Bond
6.25%, 08/15/23 (b)	1,775	2,112
5.38%, 02/15/31 (b)	1,000	1,111
4.38%, 02/15/38 (b)	1,400	1,365
U.S. Treasury Note
2.63%, 03/15/09 (b)	3,775	3,785
3.50%, 12/15/09 (b)	2,900	2,946
3.50%, 02/15/10 (b)	3,250	3,305
2.63%, 05/31/10 (b)	6,000	6,004
4.50%, 03/31/12 (b)	2,225	2,331
4.75%, 05/31/12 (b)	2,000	2,115
4.63%, 02/15/17 (b)	560	589
3.88%, 05/15/18 (b)	15,500	15,370
		41,033
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 13.7%
Federal Home Loan Bank - 1.2%

Federal Home Loan Bank
3.00%, 06/11/10	4,925	4,905
4.88%, 11/18/11 (b)	1,550	1,601
		6,506
Federal Home Loan Mortgage Corp. - 2.8%
Federal Home Loan Mortgage Corp.
5.50%, 10/01/16	243	247
6.00%, 04/01/17	168	173
5.00%, 10/01/17	199	199
6.50%, 11/01/17	66	70
5.00%, 01/01/18	84	84
5.50%, 01/01/18	1	1
5.00%, 04/01/18	109	109
4.50%, 05/01/18	135	132
5.00%, 05/01/18	212	211
4.50%, 09/01/18	147	143
4.50%, 11/01/18	209	204
4.50%, 11/01/18	103	101
5.50%, 11/01/18	118	119
5.50%, 01/01/19	327	331
4.50%, 03/01/19	995	970
5.50%, 08/01/19	307	311
6.00%, 05/01/21	1,543	1,532
7.00%, 11/01/30	141	149
7.00%, 02/01/31	39	41
7.00%, 06/01/31	38	41
7.00%, 10/01/32	122	129
4.50%, 06/01/33	168	156
5.50%, 06/01/33	186	184
6.50%, 09/01/33	83	85
5.00%, 08/01/35	156	150
5.00%, 08/01/35	163	157
5.00%, 10/01/35	2,078	1,998
5.00%, 11/01/35	587	564
5.00%, 11/01/35	501	482
5.00%, 01/01/36	235	226
6.00%, 04/01/36	415	419
6.00%, 06/01/36	394	399
6.00%, 06/01/36	1,660	1,679
6.00%, 09/01/36	1,971	1,994
6.50%, 10/01/36	1,897	1,958
		15,748
Federal National Mortgage Association - 8.5%
Federal National Mortgage Association
5.00%, 11/01/17	88	88
6.00%, 01/01/18	40	42
5.00%, 02/01/18	395	394
5.00%, 12/01/18	649	648
5.00%, 03/01/21	645	639
6.50%, 08/01/28	13	14
6.50%, 11/01/28	56	58

6.50%, 12/01/28	45	47
6.00%, 03/01/29	260	264
7.50%, 09/01/29	48	51
5.00%, 09/01/33	719	694
7.00%, 10/01/33	315	333
4.50%, 11/01/33	191	178
5.50%, 11/01/33	1,272	1,262
4.50%, 12/01/33	356	331
5.50%, 12/01/33	424	420
5.50%, 12/01/33	615	609
5.50%, 12/01/33	521	516
5.50%, 03/01/34	396	392
5.50%, 04/01/34	1,020	1,009
5.50%, 05/01/34	135	134
5.50%, 02/01/35	158	157
5.00%, 04/01/35	338	325
5.00%, 06/01/35	315	303
5.00%, 06/01/35	730	702
5.00%, 07/01/35	360	346
5.50%, 07/01/35	574	568
5.00%, 08/01/35	406	390
5.00%, 08/01/35	341	328
5.00%, 08/01/35	430	414
4.50%, 09/01/35	857	795
4.50%, 09/01/35	323	300
5.00%, 09/01/35	122	118
5.00%, 09/01/35	314	302
5.00%, 10/01/35	458	441
5.00%, 10/01/35	358	345
5.50%, 10/01/35	746	738
5.50%, 10/01/35	387	383
5.50%, 08/01/36	558	550
6.00%, 09/01/36	278	280
6.50%, 09/01/36	195	200
5.50%, 10/01/36	537	530
6.50%, 10/01/36	4,280	4,412
5.50%, 11/01/36	344	340
5.50%, 11/01/36	26	26
5.50%, 01/01/37	328	324
5.50%, 04/01/37	46	45
5.50%, 05/01/37	518	512
5.50%, 06/01/37	962	950
5.50%, 06/01/37	1,864	1,840
5.50%, 07/01/37	939	926
5.50%, 07/01/37	951	938
5.50%, 08/01/37	904	893
5.50%, 08/01/37	382	377
6.00%, 10/01/37	6,269	6,332
6.00%, 12/01/37	6,168	6,230
6.00%, 12/01/37	6,405	6,470
		47,253

Government National Mortgage Association - 1.2%
Government National Mortgage Association
6.50%, 04/15/26	50	52
5.50%, 11/15/32	179	179
7.00%, 01/15/33	52	55
6.00%, 02/15/33	172	175
6.00%, 03/15/33	49	50
5.50%, 05/15/33	147	147
7.00%, 05/15/33	25	26
5.50%, 05/20/33	196	195
5.00%, 06/20/33	105	101
5.50%, 07/15/33	59	59
5.00%, 10/15/33	261	254
6.00%, 10/20/33	205	209
6.00%, 04/15/34	48	49
6.00%, 01/15/35	48	49
5.00%, 07/01/35, TBA (g)	3,684	3,569
REMIC, 7.50%, 09/16/35	28	30
5.00%, 12/15/35	519	504
5.00%, 01/15/36	517	502
5.50%, 02/15/36	27	27
5.00%, 03/15/36	258	250
5.00%, 03/15/36	34	33
5.00%, 05/15/36	432	419
		6,934

Total Government and Agency Obligations (cost $121,402)		122,566

SHORT TERM INVESTMENTS - 18.9%
Mutual Funds - 4.5%
JNL Money Market Fund, 2.37% (a) (h)	25,383	25,383

Securities Lending Collateral - 14.4%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	80,547	79,846

Total Short Term Investments (cost $105,930)		105,229

Total Investments - 115.3% (cost $639,755)		641,302
Other Assets and Liabilities, Net - (15.3%)		-85,182
Total Net Assets - 100%		$556,120

JNL/Select Money Market Fund
SHORT TERM INVESTMENTS - 107.5%
Certificates of Deposit - 24.2%
Abbey National Plc, 2.63%, 07/17/08	11,000	$11,000
ABN AMRO Bank, 2.74%, 08/04/08	14,000	14,000
American Express Bank, 2.77%, 10/06/08	13,000	13,000
Bank of America Corp., 2.65%, 09/08/08	13,000	13,000
Barclays Bank Plc, 2.88%, 07/24/08	13,000	13,000
BNP Paribas, 2.65%, 09/12/08	17,000	17,000

Calyon North America Inc.
2.70%, 07/16/08	11,000	11,000
2.71%, 08/05/08	8,000	8,000
Citibank, 2.70%, 07/17/08	11,000	11,000
Deutsche Bank AG, 2.55%, 7/14/08	13,000	13,000
DNB Nor Bank ASA, 2.63%, 09/03/08	10,000	10,000
HSBC, 2.59%, 07/14/08	13,000	13,000
Lloyds TSB Group Plc, 2.60%, 09/17/08	23,000	23,000
Rabobank Nederland, 2.82%, 07/22/08	13,200	13,200
Societe Generale, 2.91%, 07/31/08	10,000	10,000
Suntrust Capital, 2.55%, 07/08/08	10,000	10,000
Svenska Handels NY, 2.69%, 07/18/08	11,000	11,000
UBS-NY, 2.61%, 08/20/08	10,000	10,000
		224,200
Commercial Paper – 30.3%
Apreco LLC, 2.51%, 07/08/08 (e) (u)	10,000	9,995
AstraZeneca Plc
3.55%, 07/14/08 (e) (u)	12,000	11,985
2.83%, 09/02/08 (e) (u)	5,000	4,975
Cafco LLC, 2.45%, 07/03/08 (e) (u)	11,000	10,999
Chariot Funding LLC, 2.45%, 07/07/08 (e) (u)	11,000	10,996
CRC Funding LLC, 2.69%, 08/07/08 (e) (u)	12,000	11,967
Danske Corp., 2.54%, 08/27/08	12,000	11,952
Eureka Securities LLC, 2.92%, 07/02/08 (e) (u)	13,000	12,999
Falcon Asset Securitization Corp., 2.60%, 07/18/08 (e) (u)	11,000	10,986
General Electric Capital Corp., 2.61%, 07/23/08	20,000	19,968
General Electric Co., 2.20%, 08/14/08	13,000	12,965
Jupiter Security Corp., 2.45%, 07/07/08 (e) (u)	11,000	10,996
Kitty Hawk Funding Corp., 2.65%, 07/24/08 (e) (u)	13,000	12,978
Morgan Stanley, 2.59%, 08/18/08	13,000	12,955
Park Avenue Receivables LLC, 2.45%, 07/09/08 (e) (u)	11,000	10,994
Pfizer Inc., 2.15%, 08/05/08 (e) (u)	20,000	19,958
Prudential Funding Corp., 2.47%, 09/15/08	20,000	19,896
Ranger Funding Co. LLC, 2.45%, 07/02/08 (e) (u)	9,000	8,999
Southern Co., 2.15%, 07/10/08 (e) (u)	19,600	19,589
Toyota Motor Credit Corp., 2.45%, 08/26/08	20,000	19,924
Westpac Banking Corp., 2.80%, 10/17/08	4,000	3,966
Yorktown Capital LLC, 2.43%, 07/02/08 (e) (u)	11,000	10,999
		281,041
Discount Notes - 1.0%
MetLife Inc., 3.15%, 07/31/08 (i) (s) (t)	9,000	9,000

Federal Home Loan Bank - 14.8%
Federal Home Loan Bank
2.22%, 07/09/08	17,000	16,992
2.15%, 07/17/08	3,430	3,426
2.49%, 08/06/08 (b) (j)	25,000	24,938
2.50%, 08/06/08 (b) (j)	30,000	29,925
2.26%, 08/20/08	15,000	14,953
2.28%, 08/22/08	15,000	14,950
2.32%, 09/04/08	17,000	16,929

2.34%, 09/12/08	15,000	14,929
		137,042
Federal Home Loan Mortgage Corp. - 12.3%
Federal Home Loan Mortgage Corp.
2.51%, 07/11/08 (j)	18,000	17,987
2.50%, 07/28/08 (j)	10,055	10,036
2.47%, 08/04/08 (j)	12,000	11,972
2.24%, 08/18/08	9,000	8,974
2.03%, 09/02/08 (b) (j)	30,000	29,893
2.40%, 09/15/08	18,000	17,909
2.45%, 09/22/08	17,000	16,904
		113,675
Federal National Mortgage Association - 7.5%
Federal National Mortgage Association
3.37%, 07/16/08 (j)	6,000	5,991
2.27%, 08/18/08	20,000	19,939
2.27%, 08/28/08	17,000	16,938
2.25%, 08/29/08	12,000	11,956
2.35%, 09/17/08	15,000	14,924
		69,748
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 2.80% (h)	6	6

Repurchase Agreement - 9.3%
Repurchase Agreement with JPMorgan Chase Bank, 2.60%
(Collateralized by $87,824 Federal National Mortgage
Association 4.00% - 8.50%, due 10/01/21 – 06/01/48,
value $87,927) acquired on 06/30/08, due 07/01/08
at $86,206	86,200	86,200

Securities Lending Collateral - 8.1%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	75,753	75,094

Total Short Term Investments (cost $996,665)		996,006

Total Investments - 107.5% (cost $996,665)		996,006
Other Assets and Liabilities, Net - (7.5%)		-69,614
Total Net Assets - 100%		$926,392

JNL/Select Value Fund
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 2.6%
Comcast Corp. - Class A	277	$5,248
Gap Inc.	148	2,460
Kohl’s Corp. (c)	66	2,635
Time Warner Inc.	287	4,243
		14,586
CONSUMER STAPLES - 15.2%
Altria Group Inc.	263	5,407
Colgate-Palmolive Co.	91	6,302

ConAgra Foods Inc. (b)	319	6,152
CVS Caremark Corp.	282	11,175
Dean Foods Co. (b) (c)	221	4,340
Kimberly-Clark Corp.	129	7,736
Kroger Co. (b)	232	6,683
Nestle SA - ADR	57	6,444
PepsiCo Inc.	140	8,903
Philip Morris International Inc.	119	5,882
Safeway Inc.	167	4,768
SUPERVALU Inc.	208	6,416
Tyson Foods Inc. (b)	302	4,504
		84,712
ENERGY - 18.8%
Chevron Corp.	121	11,985
ConocoPhillips	113	10,676
Exxon Mobil Corp.	301	26,545
Marathon Oil Corp.	115	5,965
Newfield Exploration Co. (c)	183	11,934
Occidental Petroleum Corp.	233	20,937
Total SA - ADR	91	7,768
XTO Energy Inc.	128	8,759
		104,569
FINANCIALS - 19.9%
ACE Ltd.	223	12,274
Allstate Corp.	177	8,079
Bank of America Corp.	249	5,953
Bank of New York Mellon Corp.	142	5,385
Chubb Corp.	147	7,204
Citigroup Inc.	357	5,987
Discover Financial Services	525	6,913
Fannie Mae	208	4,050
Goldman Sachs Group Inc.	45	7,923
Host Hotels & Resorts Inc. (b)	488	6,661
JPMorgan Chase & Co.	338	11,597
Lloyds TSB Group Plc - ADR (b)	253	6,234
Morgan Stanley	116	4,166
PNC Financial Services Group Inc. (b)	118	6,732
U.S. Bancorp (b)	333	9,285
UBS AG (c)	118	2,436
		110,879
HEALTH CARE - 8.2%
Abbott Laboratories	110	5,827
Aetna Inc.	167	6,760
Baxter International Inc.	169	10,799
Bristol-Myers Squibb Co.	228	4,675
Schering-Plough Corp.	259	5,102
UnitedHealth Group Inc.	222	5,838
Wyeth	144	6,925
		45,926
INDUSTRIALS - 7.1%
Cummins Inc.	135	8,852

General Dynamics Corp.	105	8,799
General Electric Co.	590	15,750
Waste Management Inc.	165	6,210
		39,611
INFORMATION TECHNOLOGY - 7.2%
Cisco Systems Inc. (c)	295	6,850
Hewlett-Packard Co.	126	5,588
Ingram Micro Inc. - Class A (c)	312	5,536
Intel Corp. (b)	423	9,092
International Business Machines Corp.	57	6,792
Microsoft Corp.	233	6,402
		40,260
MATERIALS - 5.0%
Agrium Inc.	82	8,818
Cleveland-Cliffs Inc. (b)	62	7,402
EI Du Pont de Nemours & Co.	159	6,811
International Paper Co.	217	5,061
		28,092
TELECOMMUNICATION SERVICES - 4.4%
AT&T Inc.	436	14,676
Verizon Communications Inc.	283	10,033
		24,709
UTILITIES - 8.2%
Entergy Corp.	81	9,747
Exelon Corp.	66	5,946
FPL Group Inc.	134	8,814
NRG Energy Inc. (b) (c)	132	5,671
PG&E Corp. (b)	71	2,835
SCANA Corp. (b)	113	4,181
Southern Co. (b)	153	5,353
TECO Energy Inc. (b)	142	3,050
		45,597

Total Common Stocks (cost $534,326)		538,941

SHORT TERM INVESTMENTS - 14.5%
Mutual Funds - 3.4%
JNL Money Market Fund, 2.37% (a) (h)	19,223	19,223

Securities Lending Collateral - 11.1%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	62,401	61,858

Total Short Term Investments (cost $81,624)		81,081

Total Investments - 111.1% (cost $615,950)		620,022
Other Assets and Liabilities, Net - (11.1%)		-61,952
Total Net Assets - 100%		$558,070

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 99.1%

CONSUMER DISCRETIONARY - 8.8%
Amazon.com Inc. (b) (c)	135	$9,907
B2W Compania Global Do Varejo	66	2,399
Expedia Inc. (b) (c)	229	4,216
International Game Technology	226	5,650
Las Vegas Sands Corp. (b) (c)	141	6,694
Lojas Renner SA	142	2,798
McGraw-Hill Cos. Inc.	506	20,301
MGM Mirage Inc. (c)	30	1,007
Naspers Ltd. - Class N	287	6,240
Nike Inc. - Class B (b)	76	4,542
Priceline.com Inc. (b) (c)	22	2,586
Shaw Communications Inc. (b)	268	5,459
Yum! Brands Inc.	371	13,029
		84,828
CONSUMER STAPLES - 6.8%
Costco Wholesale Corp.	136	9,511
CVS Caremark Corp.	540	21,365
Groupe Danone (b)	78	5,456
Nestle SA	103	4,642
PepsiCo Inc.	131	8,311
Procter & Gamble Co.	161	9,807
Reckitt Benckiser Plc	62	3,115
SYSCO Corp. (b)	155	4,257
		66,464
ENERGY - 12.4%
Baker Hughes Inc.	146	12,752
Chevron Corp.	56	5,581
EOG Resources Inc.	78	10,286
Exxon Mobil Corp.	163	14,366
Murphy Oil Corp.	66	6,452
Petroleo Brasileiro SA - ADR	175	10,164
Schlumberger Ltd.	311	33,379
Smith International Inc.	53	4,414
Spectra Energy Corp.	85	2,451
Suncor Energy Inc.	88	5,109
Total SA (b)	177	15,075
		120,029
FINANCIALS - 6.6%
Assurant Inc.	98	6,464
BlackRock Inc. (b)	22	3,823
Bovespa Holdings SA	611	7,544
CME Group Inc.	12	4,483
DLF Ltd.	357	3,291
Franklin Resources Inc.	84	7,726
Goldman Sachs Group Inc.	40	6,944
Housing Development Finance Corp.	55	2,524
Moody’s Corp. (b)	136	4,669
Northern Trust Corp.	77	5,252
State Street Corp.	175	11,205
		63,925

HEALTH CARE - 17.8%
Aetna Inc.	281	11,393
Alcon Inc.	45	7,374
Allergan Inc.	154	7,990
Baxter International Inc.	73	4,693
Becton Dickinson & Co.	85	6,902
Celgene Corp. (c)	59	3,775
Cigna Corp.	194	6,855
Covidien Ltd.	163	7,794
Elan Corp. Plc - ADR (b) (c)	169	6,004
Express Scripts Inc. (c)	69	4,334
Genentech Inc. (c)	155	11,795
Gilead Sciences Inc. (c)	345	18,268
Humana Inc. (c)	105	4,164
Laboratory Corp. of America Holdings (b) (c)	77	5,348
McKesson Corp.	91	5,088
Medco Health Solutions Inc. (c)	199	9,388
Medtronic Inc.	252	13,041
St. Jude Medical Inc. (c)	129	5,253
Stryker Corp.	124	7,785
WellPoint Inc. (c)	252	12,006
Wyeth	218	10,450
Zimmer Holdings Inc. (c)	36	2,456
		172,156
INDUSTRIALS - 7.9%
Danaher Corp. (b)	359	27,743
Deere & Co.	87	6,246
Expeditors International Washington Inc.	119	5,100
Foster Wheeler Ltd. (c)	127	9,261
General Dynamics Corp.	89	7,502
General Electric Co.	167	4,465
Joy Global Inc.	57	4,353
McDermott International Inc. (c)	95	5,904
Union Pacific Corp.	78	5,866
		76,440
INFORMATION TECHNOLOGY - 25.4%
Accenture Ltd.	305	12,428
Apple Inc. (c)	170	28,515
Autodesk Inc. (c)	216	7,319
Automatic Data Processing Inc.	248	10,408
Cisco Systems Inc. (c)	481	11,179
Corning Inc.	215	4,963
Dell Inc. (c)	238	5,212
Dolby Laboratories Inc. - Class A (b) (c)	117	4,702
Electronic Arts Inc. (c)	135	6,011
EMC Corp. (c)	253	3,713
Google Inc. - Class A (c)	62	32,375
HON HAI Precision Industry Co. Ltd. - GDR	968	4,766
Intel Corp.	219	4,708
Juniper Networks Inc. (b) (c)	228	5,055
Marvell Technology Group Ltd. (b) (c)	641	11,325

MasterCard Inc. (b)	39	10,355
McAfee Inc. (c)	115	3,900
Microsoft Corp.	742	20,423
Nintendo Co. Ltd.	32	17,939
QUALCOMM Inc.	211	9,367
Redecard SA	218	4,030
Tencent Holdings Ltd.	874	6,756
VeriSign Inc. (b) (c)	253	9,575
Visa Inc. - Class A (c)	97	7,887
Western Union Co.	144	3,567
		246,478
MATERIALS - 6.1%
BHP Billiton Ltd. (b)	328	13,737
Freeport-McMoRan Copper & Gold Inc. (b)	69	8,110
Kinross Gold Corp. (b)	242	5,701
Monsanto Co.	112	14,098
Potash Corp.	25	5,760
Praxair Inc.	125	11,771
		59,177
TELECOMMUNICATION SERVICES - 6.6%
America Movil SA de CV - Class L - ADR	236	12,444
American Tower Corp. (c)	279	11,784
Bharti Airtel Ltd. (c)	403	6,748
Crown Castle International Corp. (c)	415	16,073
Leap Wireless International Inc. (b) (c)	55	2,383
MetroPCS Communications Inc. (b) (c)	91	1,606
Mobile Telesystems - ADR	59	4,489
Rogers Communications Inc.	110	4,264
VimpelCom-SP - ADR	146	4,336
		64,127
UTILITIES - 0.7%
AES Corp. (c)	359	6,889

Total Common Stocks (cost $902,068)		960,513

SHORT TERM INVESTMENTS - 13.8%
Mutual Funds - 0.9%
JNL Money Market Fund, 2.37% (a) (h)	2,448	2,448
T. Rowe Price Reserves Investment Fund, 2.73% (a) (h)	5,948	5,948
		8,396
Securities Lending Collateral - 12.9%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	126,511	125,410

Total Short Term Investments (cost $134,907)		133,806

Total Investments - 112.9% (cost $1,036,975)		1,094,319
Other Assets and Liabilities, Net - (12.9%)		-125,449
Total Net Assets - 100%		$968,870

JNL/T. Rowe Price Mid-Cap Growth Fund * (v)

COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 14.4%
Amazon.com Inc. (b) (c)	115	$8,433
Bed Bath & Beyond Inc. (b) (c)	194	5,443
Discovery Holding Co. (c)	245	5,374
Lamar Advertising Co. (b) (c)	217	7,829
Marriott International Inc. - Class A (b)	214	5,605
WABCO Holdings Inc.	148	6,867
Other Securities		60,091
		99,642
CONSUMER STAPLES - 1.4%
Other Securities		9,550

ENERGY - 11.0%
BJ Services Co. (b)	255	8,157
CNX Gas Corp. (c)	142	5,970
Consol Energy Inc.	66	7,405
EOG Resources Inc. (b)	67	8,790
Murphy Oil Corp. (b)	82	8,060
Smith International Inc.	160	13,294
Other Securities		24,778
		76,454
FINANCIALS - 6.3%
Eaton Vance Corp. (b)	170	6,775
Other Securities		36,779
		43,554
HEALTH CARE - 16.5%
Cephalon Inc. (b) (c)	116	7,749
Edwards Lifesciences Corp. (b) (c)	147	9,132
Elan Corp. Plc (b) (c)	287	10,217
Henry Schein Inc. (b) (c)	127	6,529
Illumina Inc. (b) (c)	64	5,575
Waters Corp. (c)	86	5,547
Other Securities		69,494
		114,243
INDUSTRIALS - 15.2%
Alliant Techsystems Inc. (b) (c)	74	7,514
Ametek Inc.	242	11,406
IDEX Corp. (b)	178	6,548
ITT Corp.	93	5,883
Manpower Inc. (b)	90	5,212
Quanta Services Inc. (b) (c)	240	7,968
Robert Half International Inc. (b)	213	5,113
Rockwell Collins Inc.	178	8,522
Roper Industries Inc. (b)	207	13,644
Southwest Airlines Co. (b)	494	6,447
Other Securities		27,131
		105,388
INFORMATION TECHNOLOGY - 24.3%
Altera Corp. (b)	297	6,146
Amdocs Ltd. (c)	209	6,149

Dolby Laboratories Inc. - Class A (b) (c)	129	5,183
DST Systems Inc. (b) (c)	124	6,826
Fiserv Inc. (c)	127	5,767
FLIR Systems Inc. (b) (c)	299	12,118
Global Payments Inc.	178	8,276
JDS Uniphase Corp. (b) (c)	465	5,282
Juniper Networks Inc. (b) (c)	331	7,337
Marvell Technology Group Ltd. (c)	425	7,511
SAIC Inc. (c)	379	7,887
Seagate Technology Inc.	299	5,726
VeriSign Inc. (b) (c)	183	6,917
Western Union Co.	341	8,437
Xilinx Inc. (b)	255	6,441
Other Securities		62,039
		168,042
MATERIALS - 2.0%
Agnico-Eagle Mines Ltd.	101	7,474
Other Securities		6,328
		13,802
TELECOMMUNICATION SERVICES - 3.5%
American Tower Corp. (c)	170	7,191
Crown Castle International Corp. (b) (c)	191	7,401
Other Securities		9,537
		24,129
UTILITIES - 1.2%
Other Securities		8,362

Total Common Stocks (cost $586,949)		663,166

SHORT TERM INVESTMENTS - 37.3%
Mutual Funds - 4.2%
JNL Money Market Fund, 2.37% (a) (h)	5,373	5,373
T. Rowe Price Reserves Investment Fund, 2.73% (a) (h)	23,446	23,446
		28,819
Securities Lending Collateral - 33.1%
Mellon GSL Delaware Business Trust Collateral
Fund, 2.70% (h)	231,025	229,015

Total Short Term Investments (cost $259,844)		257,834

Total Investments - 133.1% (cost $846,793)		921,000
Other Assets and Liabilities, Net - (33.1%)		-229,198
Total Net Assets - 100%		$691,802

JNL/T. Rowe Price Value Fund * (v)
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 17.8%
Bed Bath & Beyond Inc. (b) (c)	235	$6,595
Cablevision Systems Corp. - Class A (b) (c)	317	7,169
Fortune Brands Inc.	96	5,979
H&R Block Inc. (b)	334	7,137

Harley-Davidson Inc. (b)	162	5,870
Home Depot Inc.	335	7,848
International Game Technology	225	5,611
Kohl’s Corp. (c)	164	6,567
Time Warner Cable Inc. - Class A (b) (c)	113	2,982
Time Warner Inc.	582	8,617
TJX Cos. Inc. (b)	196	6,162
Other Securities		40,228
		110,765
CONSUMER STAPLES - 7.8%
Anheuser-Busch Cos. Inc.	195	12,095
Sara Lee Corp.	462	5,661
Wal-Mart Stores Inc.	179	10,054
Other Securities		20,486
		48,296
ENERGY - 16.0%
Baker Hughes Inc.	84	7,363
BJ Services Co. (b)	319	10,195
Exxon Mobil Corp.	82	7,244
Murphy Oil Corp. (b)	121	11,825
Royal Dutch Shell Plc	97	7,959
Schlumberger Ltd.	98	10,474
Spectra Energy Corp.	200	5,751
Statoil ASA	263	9,816
Sunoco Inc. (b)	171	6,970
Total SA	155	13,191
Other Securities		8,664
		99,452
FINANCIALS - 16.3%
Bank of America Corp.	324	7,734
Citigroup Inc.	379	6,344
Genworth Financial Inc. - Class A	353	6,287
Marsh & McLennan Cos. Inc.	245	6,505
Merrill Lynch & Co. Inc.	127	4,040
St. Joe Co. (b)	269	9,236
Other Securities		60,917
		101,063
HEALTH CARE - 10.5%
Amgen Inc. (b) (c)	153	7,234
Covidien Ltd.	185	8,855
Johnson & Johnson	139	8,963
Medtronic Inc.	137	7,100
Wyeth	128	6,134
Other Securities		26,624
		64,910
INDUSTRIALS - 10.5%
3M Co.	95	6,576
General Electric Co.	560	14,946
Illinois Tool Works Inc. (b)	163	7,735
Southwest Airlines Co.	645	8,411
Tyco International Ltd.	177	7,075
Union Pacific Corp.	96	7,210
Waste Management Inc.	215	8,123
Other Securities		4,776
		64,852
INFORMATION TECHNOLOGY - 10.4%
Alcatel-Lucent (b) (c)	1,149	6,942
Dell Inc. (c)	437	9,551
Intel Corp.	276	5,928
International Business Machines Corp.	64	7,562
Microsoft Corp.	351	9,648
Tyco Electronics Ltd.	140	5,022
Other Securities		19,782
		64,435
MATERIALS - 3.6%
EI Du Pont de Nemours & Co.	151	6,468
International Paper Co. (b)	287	6,687
Other Securities		9,246
		22,401
TELECOMMUNICATION SERVICES - 1.5%
Sprint Nextel Corp.	883	8,388
Other Securities		1,149
		9,537
UTILITIES - 2.7%
Entergy Corp.	58	6,952
Other Securities		10,034
		16,986

Total Common Stocks (cost $625,943)		602,697

PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		1,620

FINANCIALS - 1.0%
Other Securities		6,412

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		607

Total Preferred Stocks (cost $10,913)		8,639

CORPORATE BONDS AND NOTES - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Other Securities		787

MATERIALS - 0.1%
Other Securities		689

Total Corporate Bonds and Notes (cost $1,616)		1,476

SHORT TERM INVESTMENTS - 16.4%
Mutual Funds - 1.6%
JNL Money Market Fund, 2.37% (a) (h)	2,350	2,350
T. Rowe Price Reserves Investment Fund, 2.73% (a) (h)	7,825	7,825
		10,175
Securities Lending Collateral - 14.8%
Mellon GSL Delaware Business Trust Collateral
Fund, 2.70% (h)	92,598	91,793

Total Short Term Investments (cost $102,773)		101,968

Total Investments - 115.2% (cost $741,245)		714,780
Other Assets and Liabilities, Net - (15.2%)		-94,059
Total Net Assets - 100%		$620,721

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
June 30, 2008

(a)	Investment in affiliate.
(b)	All or portion of the security has been loaned.
(c)	Non-income producing security.
(d)	Issuer is in Chapter 11 bankruptcy and/or is in default relating to principal and/or interest.
(e)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.
(f)	Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards (“SFAS”) No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 note on page 98.
(g)	Investment purchased on a when-issued basis. As of June 30, 2008, the total cost of investments purchased on a when-issued basis is as follows:
JNL/Franklin Templeton Income Fund $120, JNL/Goldman Sachs Core Plus Bond Fund $66,276, JNL/Lazard Emerging Markets Fund $7,376, JNL/Mellon
Capital Management Bond Index Fund $504, JNL/PIMCO Real Return Fund $1,025,739, JNL/PIMCO Total Return Bond Fund $205,060,
and JNL/Select Balanced Fund $3,499.
(h)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2008.
(i)	Variable rate security. Rate stated is in effect as of June 30, 2008.
(j)	Zero coupon security. Rate stated is the effective yield as of June 30, 2008.
(k)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated is the coupon as of June 30, 2008.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Swap agreements in JNL/Goldman Sachs Core Plus Bond Fund have been collateralized with $6,720 cash.
(n)	All or a portion of the security or cash has been segregated as collateral for securities held short. Total value of segregated securities at June 30, 2008,
2008 is as follows: JNL/Credit Suisse Long/Short Fund $25,891 and JNL/Franklin Templeton Mutual Shares Fund $3,407.
(o)	All or a portion of the security or cash pledged as collateral for open futures contracts. As of June 30, 2008 the value of collateral is as follows: JNL/Goldman Sachs
Core Plus Bond Fund $905, JNL/Goldman Sachs Short Duration Bond Fund $1,213, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund $129,
JNL/Mellon Capital Management International Index Fund $1,295, JNL/Mellon Capital Management S&P 400 MidCap Index Fund $563, JNL/Mellon Capital
Management S&P 500 Index Fund $1,424, JNL/Mellon Capital Management Small Cap Index Fund $896, JNL/PIMCO Real Return Fund $8,117, and JNL/PIMCO
Total Return Bond Fund $8,819.

(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.
(r)	Treasury inflation indexed note, par amount is adjusted for inflation.
(s)	Security is restricted as to public resale. See restricted security note.
(t)	Illiquid security. At June 30, 2008, the aggregate value of illiquid securities and percentage of net assets is as follows: JNL/Capital Guardian Global
Balanced Fund, $2,809 - 1.1%; JNL/Capital Guardian International Small Cap Fund, $3,640 - 5.3%; JNL/Franklin Templeton Mutual Shares Fund, $3,286 - 1.0%;
JNL/Goldman Sachs Core Plus Bond Fund, $7,831 - 1.2%; JNL/Goldman Sachs Short Duration Bond Fund, $4,491 - 1.5%; JNL/JPMorgan MidCap Growth
Fund, $1,009 - 0.6%; JNL/JPMorgan U.S. Government & Quality Bond Fund, $8,818 - 2.4%; JNL/PIMCO Real Return Bond Fund $2,922 - 0.3%;
JNL/PIMCO Total Return Bond Fund, $27,126 - 2.0%; JNL/PPM America High Yield Bond Fund, $45 - 0.0%; JNL/Select Money Market Fund, $9,000 - 1.0%; and
JNL/T. Rowe Price Value Fund, $3,593 - 0.6%.
(u)	Rule 144A or Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2008 the value of Rule 144A and Section 4(2) securities is as follows: JNL/Franklin Templeton Global Growth Fund $1,247; JNL/Franklin Templeton Income Fund $92,400; JNL/Goldman
Sachs Core Plus Bond Fund $26,120; JNL/Goldman Sachs Short Duration Bond Fund $2,393; JNL/Lazard Emerging Markets Fund $5,520; JNL/Mellon
Capital Management Bond Index Fund $284; JNL/Mellon Capital Management International Index Fund $423; JNL/PIMCO Real Return Fund $127,443; JNL/PIMCO
Total Return Bond Fund $137,731; JNL/PPM America High Yield Bond Fund $28,676; JNL/Select Balanced Fund $5,329; and JNL/Select Money Market Fund $179,415.
(v)	For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2008. Certain captions named "Other Securities" may include securities for which the footnotes mentioned above are applicable.

* A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jnl.com, www.sec.gov, or call the Shareholder Service Center at 888-276-0061.

Currencies:	SGD - Singapore Dollar
ARS - Argentine Peso	USD - United States Dollar
AUD - Australian Dollar	ZAR - South African Rand
BRL - Brazilian Real
CAD - Canadian Dollar	Abbreviations:
CHF - Swiss Franc	"-" Amount rounds to less than one thousand.
CLP - Chilean Peso	ADR - American Depository Receipt
CNY - Chinese Yuan	AMBAC - AMBAC Indemnity Corp.
COP - Colombian Peso	FGIC - Financial Guaranty Insurance Co.
DKK - Danish Krone	FSA - Financial Security Assurance Inc.
EUR - European Currency Unit (Euro)	GDR - Global Depository Receipt
GBP - British Pound	LIBOR - London Interbank Offered Rate
HKD - Hong Kong Dollar	MBIA - Municipal Bond Investors Assurance
HUF - Hungarian Forint	NYS - New York Registered Shares
IDR - Indonesian Rupiah	REIT - Real Estate Investment Trust
ILS - Israeli New Shekels	REMIC - Real Estate Mortgage Investment Conduit
INR - Indian Rupee	SPDR - Standard & Poor's Depository Receipt
JPY - Japanese Yen	STIBOR - Stockholm Interbank Rate
KRW - Korean Won	TBA - To Be Announced
MXN - Mexican Peso	virt-x - a crossborder Recognised Investment Exchange
MYR - Malaysian Ringgit	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with
NOK - Norwegian Krone	a term of 4.5 to 5.5 years
NZD - New Zealand Dollar	Euro-Bund - debt instrument issued by the Federal Republic of Germany with
PHP - Philippine Peso	a term of 8.5 to 10 years
PLN - Polish Zloty	Euro-Buxl - debt instrument issued by the Federal Republic of Germany with
RUB - Russian Ruble	a term of 24 to 35 years
SEK - Swedish Krona	Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2008

Restricted Securities - The following table consists of restricted securities which are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as well as, Rule 144A securities that have not been deemed liquid.

			Value End
	Acquisition		of Period	Percent of
	Date	Cost	06/30/2008	Net Assets
JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/12/16	01/04/2008	$ 297	$ 294	0.1%
Charter Communications Operating LLC, 8.38%, 04/30/14	10/26/2005	195	190	0.1
DBS Bank Ltd. Singapore, 7.88%, 04/15/10	06/05/2008	159	158	0.1
Evergreen Energy Inc., 8.00%, 08/01/12	07/26/2007	60	33	-
Gaz Capital SA, 6.51%, 03/07/22	03/02/2007	384	359	0.1
Liberty Mutual Group Inc., 7.50%, 08/15/36	08/11/2006	261	219	0.1
Orascom Construction Industries	12/12/2007	839	582	0.2
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17)	10/19/2007	392	386	0.2
Singapore Telecommunications Ltd.	09/02/2004	269	277	0.1
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	296	0.1
UniCredito Luxemburg Finance, 6.00%, 10/31/17	12/18/2007	148	144	0.1
Univision Communications Inc., 9.75%, 03/15/15	03/02/2007	189	147	0.1
Total Illiquid Restricted Securities		$ 3,492	$ 3,085	1.3%

JNL/Capital Guardian International Small Cap Fund
Aricom Plc	12/06/2007	$ 2,368	$ 2,418	3.5%
CapitaRetail China Trust	12/06/2007	477	342	0.5
Hypermarcas SA	04/18/2008	133	159	0.2
Olam International Ltd.	06/01/2005	330	364	0.5
Sprott Inc.	05/09/2008	360	357	0.5
Total Illiquid Restricted Securities		$ 3,668	$ 3,640	5.2%

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$ 888	$ 463	0.1%
Cerberus Capital Management LP	08/06/2007	888	463	0.1
Cerberus Capital Management LP	08/06/2007	444	231	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	07/26/2007	780	406	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	07/26/2007	780	406	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	07/26/2007	390	203	0.1
Dana Holding Corp.	12/28/2007	91	90	-
Harrah's Investment LP	01/16/2008	39	26	-
Pontus I, 05/27/09	01/23/2008	242	208	0.1
Pontus II Claim on HMH Publishing, 9.14%, 07/24/09	02/13/2008	290	249	0.1
Pontus II Trust, 9.14%, 06/25/09	03/03/2008	145	125	-
Pontus III (Calpine Leveraged Loan) Credit Claim, 6.14%, 07/24/09	02/26/2008	262	315	0.1
Total Illiquid Restricted Securities		$ 5,239	$ 3,185	0.9%

JNL/Goldman Sachs Core Plus Bond Fund
CIT Mortgage Loan Trust, 3.48%, 05/25/09	10/11/2007	$ 2,214	$ 1,992	0.3%
CIT Mortgage Loan Trust, 3.73%, 01/25/10	10/11/2007	700	455	0.1
CIT Mortgage Loan Trust, 3.93%, 09/25/24	10/11/2007	1,280	640	0.1
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,291	1,300	0.2
GSMPS Mortgage Loan Trust, 2.71%, 02/25/35	05/08/2006	205	195	-
Merit Securities Corp., 3.98%, 09/28/32	12/10/2002	515	479	0.1
Rainbow National Services LLC, 10.38%, 09/01/14	01/05/2005	86	85	-
Sail Net Interest Margin Notes, 7.75%, 04/27/33	05/23/2003	6	-	-
Sail Net Interest Margin Notes, 5.50%, 03/27/34	12/22/2004	45	-	-
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	1,117	0.2
Total Illiquid Restricted Securities		$ 7,567	$ 6,263	1.0%

JNL/Goldman Sachs Short Duration Bond Fund
BNP Paribas Capital Trust, 9.00% (callable at 100 beginning 10/27/10)	06/02/2006	$ 1,680	$ 1,641	0.5%
CIT Mortgage Loan Trust, 3.48%, 05/25/09	10/11/2007	1,447	1,303	0.4
CIT Mortgage Loan Trust, 3.73%, 01/25/10	10/11/2007	430	280	0.1
CIT Mortgage Loan Trust, 3.93%, 09/25/24	10/11/2007	880	440	0.1
Total Restricted Securities		$ 4,437	$ 3,664	1.1%

JNL/JPMorgan MidCap Growth Fund
Apollo Global Management LLC	11/02/2007	$ 2,028	$ 1,009	-%

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2008

			Value End
	Acquisition		of Period	Percent of
	Date	Cost	6/30/2008	Net Assets
JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc., 6.41%, 03/11/32	01/02/2007	$ 2,304	$ 2,402	0.6%
Commercial Mortgage Pass Through Certificates, 5.45%, 07/16/34	03/20/2003	4,363	4,237	1.1
CompuCredit Acquired Portfolio Voltage Master Trust, 2.64%, 09/15/18	09/18/2006	964	848	0.2
Countrywide Home Equity Loan Trust, 2.73%, 05/15/34	08/04/2006	1,067	585	0.2
Total Illiquid Restricted Securities		$ 8,698	$ 8,072	2.1%

JNL/PIMCO Real Return Bond Fund
Bear Stearns Structured Products Inc., 2.68%, 01/26/37	08/29/2007	$ 1,384	$ 1,381	0.1%
Chrysler Financial Co. LLC, 5.00%, 08/03/14	08/01/2007	1,427	1,236	0.1
Cross Currency Call Option on EUR vs. USD @ 1.392, Expiration 07/08/10	07/11/2007	79	248	-
Cross Currency Put Option on EUR vs. USD @ 1.392, Expiration 07/08/10	07/11/2007	79	55	-
US Treasury Inflation Index, 0.88%, 04/10, Put Option, Strike Price $96.50, Expiration 07/29/08	04/28/2008	14	1	-
US Treasury Inflation Index, 2.00%, 04/12, Put Option, Strike Price $96, Expiration 07/29/08	04/28/2008	21	1	-
US Treasury Inflation Index, 2.38%, 01/25, Put Option, Strike Price $92.50, Expiration 07/01/08	05/28/2008	1	-	-
US Treasury Inflation Index, 2.38%, 01/27, Put Option, Strike Price $91.50, Expiration 07/01/08	05/28/2008	4	-	-
Total Illiquid Restricted Securities		$ 3,009	$ 2,922	0.2%

JNL/PIMCO Total Return Bond Fund
Bear Stearns Structured Products Inc., 2.68%, 01/26/37	08/29/2007	$ 4,326	$ 4,317	0.3%
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 02/04/11	03/13/2008	719	217	-
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 12/17/10	02/25/2008	1,448	483	-
Call Swaption, 3 month LIBOR versus 3.15% fixed, Expiration 12/17/10	02/25/2008	188	60	-
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/03/09	04/02/2008	123	56	-
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/03/09	04/03/2008	741	338	-
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/03/09	04/16/2008	114	50	-
Call Swaption, 3 month LIBOR versus 3.50% fixed, Expiration 02/04/11	02/20/2008	861	407	-
Call Swaption, 3 month LIBOR versus 3.60% fixed, Expiration 07/07/11	01/10/2008	111	66	-
Call Swaption, 3 month LIBOR versus 3.85% fixed, Expiration 08/03/09	04/30/2008	393	277	-
Chrysler Financial Co. LLC, 5.00%, 08/03/14	08/01/2007	3,815	3,304	0.2
DG Funding Trust, 5.05% (callable at 100 beginning 12/31/09)	11/10/2003	4,427	4,160	0.3
HCA Inc., Term Loan, 7.08%, 11/16/13	02/13/2008	5,476	5,645	0.4
Health Management Associates Inc., 7.10%, 01/16/14	05/25/2007	1,469	1,363	0.1
MGM Mirage Inc., 6.37%, 10/03/11	05/01/2007	495	454	-
MGM Mirage Inc., 6.41%, 10/03/11	05/01/2007	495	454	-
MGM Mirage Inc., 6.43%, 10/03/11	04/23/2007	1,486	1,361	0.1
NRG Energy Inc. Term Loan, 6.58%, 02/01/13	02/13/2008	3,100	3,256	0.2
R.H. Donnelley Corp., Term Loan, 6/30/11	01/29/2008	34	33	-
R.H. Donnelley Corp., Term Loan, 6/30/11	01/29/2008	48	47	-
R.H. Donnelley Corp., Term Loan, 6/30/11	01/29/2008	793	776	0.1
Total Illiquid Restricted Securities		$ 30,662	$ 27,124	1.7%

JNL/Select Money Market Fund
MetLife Inc., 5.46%, 07/31/08	03/01/2005	$ 9,000	$ 9,000	1.0%

JNL/T. Rowe Price Value Fund
Merrill Lynch Project Green Convertible Preferred Stock	01/18/2008	$ 3,000	$ 1,950	0.3%
National City Corp.	04/28/2008	1,000	954	0.2
Newmont Mining Corp., 1.63%, 07/15/17	07/13/2007	535	689	0.1
Total Illiquid Restricted Securities		$ 4,535	$ 3,593	0.6%

Investments in Affiliates - During the period ended June 30, 2008, certain Funds invested in money market funds for temporary purposes, which are managed by
JNAM or another affiliate. The JNL Money Market Fund is offered as a cash management tool to the Funds and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust
Collateral Fund, which may be considered affiliated with the Funds.

The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, and the
JNL/S&P Funds, excluding the JNL/S&P Retirement Strategy Funds, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P
Intrinsic Value Fund, and JNL/S&P Total Yield Fund, invest solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Fund LLC.

The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company®. The JNL/Mellon
Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. Transactions for the period ended
June 30, 2008 are shown below:

	Value					Value
	Beginning			Dividend		End
	of Period		Sales	Income	Realized	of Period
Affiliate	12/31/2007	Purchases	Proceeds	Received	Gain (Loss)	6/30/2008
Bank of New York Mellon Corp.	$2,815	$91	$42	$28	$18	$2,232
Prudential plc	1,589	93	42	30	13	1,226

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2008

SFAS No. 157, “Fair Value Measurements” - In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, “Fair Value Measurements.”
This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosure requirements about fair value measurements.

SFAS No. 157 establishes a three level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Funds’ investments. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Funds’ assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds' assets as of June 30, 2008:

	Investments in Securities				Investments in Derivatives*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/AIM International Growth Fund	$ 192,225	$ 248,797	$ -	$ 441,022	$ -	$ -	$ -	$ -
JNL/AIM Large Cap Growth Fund	489,478	68,698	-	558,176	-	-	-	-
JNL/AIM Real Estate Fund	263,003	2,752	-	265,755	-	-	-	-
JNL/AIM Small Cap Growth Fund	72,777	431	-	73,208	-	-	-	-
JNL/Capital Guardian Global Balanced Fund	145,719	130,990	-	276,709	-	285	-	285
JNL/Capital Guardian Global Diversified Research Fund	182,342	95,437	-	277,779	-	-	-	-
JNL/Capital Guardian International Small Cap Fund	57,317	20,131	763	78,211	-	-	-	-
JNL/Capital Guardian U.S. Growth Equity Fund	337,369	3,489	-	340,858	-	-	-	-
JNL/Credit Suisse Global Natural Resources Fund	218,968	329,760	-	548,728	-	-	-	-
JNL/Credit Suisse Long/Short Fund	73,949	-	-	73,949	-	-	-	-
JNL/Eagle Core Equity Fund	61,057	2,220	-	63,277	-	-	-	-
JNL/Eagle SmallCap Equity Fund	300,613	8,053	-	308,666	-	-	-	-
JNL/Franklin Templeton Founding Strategy Fund	801,661	-	-	801,661	-	-	-	-
JNL/Franklin Templeton Global Growth Fund	196,555	138,496	-	335,051	-	-	-	-
JNL/Franklin Templeton Income Fund	324,141	380,434	-	704,575	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	217,491	111,927	3,816	333,234	-	297	-	297
JNL/Franklin Templeton Small Cap Value Fund	132,891	-	-	132,891	-	-	-	-

JNL/Goldman Sachs Core Plus Bond Fund	48,883	648,157	22,675	719,715	1,356	9,406	-	10,762
JNL/Goldman Sachs Mid Cap Value Fund	241,383	-	-	241,383	-	-	-	-
JNL/Goldman Sachs Short Duration Bond Fund	33,000	280,773	2,022	315,795	772	1,626	-	2,398
JNL/JPMorgan International Value Fund	268,927	439,873	-	708,800	-	1,162	-	1,162
JNL/JPMorgan MidCap Growth Fund	211,732	1,818	-	213,550	-	-	-	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	137,878	341,809	1,433	481,120	-	-	-	-
JNL/Lazard Emerging Markets Fund	244,238	191,632	4,170	440,040	-	-	-	-
JNL/Lazard Mid Cap Equity Fund	250,337	-	-	250,337	-	-	-	-
JNL/Lazard Small Cap Equity Fund	149,421	453	-	149,874	-	-	-	-
JNL/Mellon Capital Management 10 X 10 Fund	-	100,131	-	100,131	-	-	-	-
JNL/Mellon Capital Management Bond Index Fund	96,731	359,283	-	456,014	-	-	-	-
JNL/Mellon Capital Management Enhanced S&P 500
Stock Index Fund	68,618	129	-	68,747	-	-	-	-
JNL/Mellon Capital Management Index 5 Fund	-	49,052	-	49,052	-	-	-
JNL/Mellon Capital Management International Index Fund	284,778	391,119	-	675,897	-	165	-	165
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	539,275	563	-	539,838	-	-	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	668,581	1,474	-	670,055	-	-	-	-
JNL/Mellon Capital Management Small Cap Index Fund	432,483	938	-	433,421	-	-	-	-
JNL/Oppenheimer Global Growth Fund	190,462	121,391	-	311,853	-	-	-
JNL/PAM Asia ex-Japan Fund	14,771	165	-	14,936	-	-	-	-
JNL/PAM China-India Fund	24,542	141	-	24,683	-	-	-	-
JNL/PIMCO Real Return Fund	35,569	1,933,982	1,283	1,970,834	863	8,107	-	8,970
JNL/PIMCO Total Return Bond Fund	42,424	1,517,820	2,512	1,562,756	7,892	9,506	119	17,517
JNL/PPM America Core Equity Fund	162,810	-	-	162,810	-	-	-	-
JNL/PPM America High Yield Bond Fund	58,151	239,831	295	298,277	-	-	-	-
JNL/PPM America Mid Cap Value Fund	12,647	-	-	12,647	-	-	-	-
JNL/PPM America Small Cap Value Fund	10,166	-	-	10,166	-	-	-	-
JNL/PPM America Value Equity Fund	249,765	-	-	249,765	-	-	-	-
JNL/S&P Managed Conservative Fund	390,519	-	-	390,519	-	-	-	-
JNL/S&P Managed Moderate Fund	630,086	-	-	630,086	-	-	-	-
JNL/S&P Managed Moderate Growth Fund	1,328,130	-	-	1,328,130	-	-	-	-
JNL/S&P Managed Growth Fund	1,211,559	-	-	1,211,559	-	-	-	-
JNL/S&P Managed Aggressive Growth Fund	633,487	-	-	633,487	-	-	-	-
JNL/S&P Retirement Income Fund	43,075	-	-	43,075	-	-	-	-
JNL/S&P Retirement 2015 Fund	50,958	-	-	50,958	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2008

	Investments in Securities				Investments in Derivatives*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/S&P Retirement 2020 Fund	$ 12,188	$ -	$ -	$ 12,188	$ -	$ -	$ -	$ -
JNL/S&P Retirement 2025 Fund	7,378	-	-	7,378	-	-	-	-
JNL/S&P Disciplined Moderate Fund	52,560	-	-	52,560	-	-	-	-
JNL/S&P Disciplined Moderate Growth Fund	63,701	-	-	63,701	-	-	-	-
JNL/S&P Disciplined Growth Fund	21,864	-	-	21,864	-	-	-	-
JNL/S&P Moderate Retirement Strategy Fund	4,321	-	-	4,321	-	-	-	-
JNL/S&P Moderate Growth Retirement Strategy Fund	4,389	-	-	4,389	-	-	-	-
JNL/S&P Growth Retirement Strategy Fund	4,788	-	-	4,788	-	-	-	-
JNL/S&P Competitive Advantage Fund	105,605	-	-	105,605	-	-	-	-
JNL/S&P Dividend Income & Growth Fund	88,867	-	-	88,867	-	-	-	-
JNL/S&P Intrinsic Value Fund	120,940	-	-	120,940	-	-	-	-
JNL/S&P Total Yield Fund	101,490	-	-	101,490	-	-	-	-
JNL/S&P 4 Fund	-	211,135	-	211,135	-	-	-	-
JNL/Select Balanced Fund	434,157	207,145	-	641,302	-	-	-	-
JNL/Select Money Market Fund	75,094	920,912	-	996,006	-	-	-	-
JNL/Select Value Fund	599,576	20,446	-	620,022	-	-	-	-
JNL/T. Rowe Price Established Growth Fund	1,022,353	71,966	-	1,094,319	-	-	-	-
JNL/T. Rowe Price Mid-Cap Growth Fund	910,152	10,848	-	921,000	-	-	-	-
JNL/T. Rowe Price Value Fund	660,286	51,590	2,904	714,780	-	-	-	-

The following is a summary of the inputs used to value the Funds' liabilities as of June 30, 2008:

	Investments in Securities				Investments in Derivatives*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund	$ -	$ -	$ -	$ -	$ -	$ (98)	$ -	$ (98)
JNL/Capital Guardian International Small Cap Fund	-	-	-	-	-	(9)	-	(9)
JNL/Credit Suisse Long/Short Fund	(6,256)	-	-	(6,256)	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	(608)	-	-	(608)	-	(1,490)	-	(1,490)
JNL/Goldman Sachs Core Plus Bond Fund	-	(30,089)	-	(30,089)	(70)	(15,513)	-	(15,583)
JNL/Goldman Sachs Short Duration Bond Fund	-	-	-	-	(216)	(417)	-	(633)
JNL/JPMorgan International Value Fund	-	-	-	-	-	(1,910)	-	(1,910)
JNL/Mellon Capital Management Enhanced S&P 500
Stock Index Fund	-	-	-	-	(94)	-	-	(94)
JNL/Mellon Capital Management International Index Fund	-	-	-	-	(710)	(35)	-	(745)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	-	-	-	-	(356)	-	-	(356)
JNL/Mellon Capital Management S&P 500 Index Fund	-	-	-	-	(1,188)	-	-	(1,188)
JNL/Mellon Capital Management Small Cap Index Fund	-	-	-	-	(445)	-	-	(445)
JNL/PIMCO Real Return Fund	-	(497,661)	-	(497,661)	(3,162)	(7,337)	(1,745)	(12,244)
JNL/PIMCO Total Return Bond Fund	-	(159,281)	-	(159,281)	(3,453)	(16,343)	(937)	(20,733)

The following table is a reconciliation of securities which represent significant unobservable inputs (Level 3) in determination of the fair value:

			Change In		Transfers In
	Balance At		Unrealized	Net	and/or (Out) of	Balance At
	Beginning of	Realized	Appreciation/	Purchases/	Level 3 During	End of
	Period	Gain/(Loss)	(Depreciation)	(Sales)	The Period	Period
JNL/Capital Guardian Global Balanced Fund	$ 53	$ -	$ -	$ -	$ (53)	$ -
JNL/Capital Guardian International Small Cap Fund	-	-	159	604	-	763
JNL/Franklin Templeton Income Fund	9,808	(367)	395	(3,170)	(6,666)	-
JNL/Franklin Templeton Mutual Shares Fund	3,594	500	(1,485)	1,207	-	3,816
JNL/Goldman Sachs Core Plus Bond Fund	52,180	1	(1,052)	(568)	(27,886)	22,675
JNL/Goldman Sachs Short Duration Bond Fund	30,423	(656)	(512)	(2,514)	(24,719)	2,022
JNL/JPMorgan MidCap Growth Fund	1,596	-	-	-	(1,596)	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	2,095	-	(435)	(227)	-	1,433
JNL/Lazard Emerging Markets Fund	2,747	(46)	(1,058)	1,052	1,475	4,170
JNL/PIMCO Real Return Fund
Investments in Securities	5,204	1	4	(78)	(3,848)	1,283
Investments in Derivatives*	(610)	-	(1,135)	- **	-	(1,745)
JNL/PIMCO Total Return Bond Fund
Investments in Securities	10,820	2	2	(2,032)	(6,280)	2,512
Investments in Derivatives*	(351)	-	(467)	- **	-	(818)
JNL/PPM America High Yield Bond Fund	409	1	(1)	(114)	-	295
JNL/T. Rowe Price Value Fund	-	-	(1,096)	4,000	-	2,904

* Investments in derivatives include, but are not limited to, forward foreign currency contracts, futures contracts, floor options, options written, and swap agreements. All derivatives, except for floor options and options written are valued at the unrealized appreciation/(depreciation) on the instrument. Written floor options and options are valued at market value.

** Net purchases of derivatives for the JNL/PIMCO Real Return Fund totaled $59 and for the JNL/PIMCO Total Return Bond Fund totaled $235.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Schedule of Written Options (in thousands except contracts):

	Expiration Date	Exercise Price	Contracts	Value
JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 5.25% fixed	09/15/2008	N/A	400	$ (181)
Call Swaption, 3 month LIBOR versus 5.25% fixed	09/15/2008	N/A	80	(36)
Call Swaption, 3 month LIBOR versus 5.37% fixed	09/20/2010	N/A	400	(187)
Call Swaption, 3 month LIBOR versus 5.37% fixed	09/20/2010	N/A	200	(94)
Call Swaption, 3 month LIBOR versus 5.67% fixed	08/07/2008	N/A	14	(148)
Call Swaption, 3 month LIBOR versus 5.67% fixed	08/07/2008	N/A	10	(106)
Put Swaption, 3 month LIBOR versus 5.25% fixed	09/15/2008	N/A	400	(18)
Put Swaption, 3 month LIBOR versus 5.25% fixed	09/15/2008	N/A	80	(4)
Put Swaption, 3 month LIBOR versus 5.37% fixed	09/20/2010	N/A	400	(114)
Put Swaption, 3 month LIBOR versus 5.37% fixed	09/20/2010	N/A	200	(58)
Put Swaption, 3 month LIBOR versus 5.67% fixed	08/07/2008	N/A	10	-
Put Swaption, 3 month LIBOR versus 5.67% fixed	08/07/2008	N/A	14	(1)
U.S. 10-Year Treasury Note Future Call Option	08/22/2008	116	253	(138)
U.S. 10-Year Treasury Note Future Call Option	08/22/2008	117	232	(80)
U.S. 10-Year Treasury Note Future Put Option	08/22/2008	111	124	(43)
U.S. 10-Year Treasury Note Future Put Option	08/22/2008	112	67	(38)
U.S. 10-Year Treasury Note Future Put Option	08/22/2008	113	232	(207)
U.S. 20-Year Treasury Bond Future Call Option	08/22/2008	117	104	(106)
U.S. 20-Year Treasury Bond Future Call Option	08/22/2008	119	62	(30)
U.S. 20-Year Treasury Bond Future Call Option	08/22/2008	120	65	(21)
U.S. 20-Year Treasury Bond Future Put Option	08/22/2008	109	34	(4)
			3,381	$ (1,614)

JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 4.15% fixed	08/03/2009	N/A	49		$ (69)
Call Swaption, 3 month LIBOR versus 4.20% fixed	07/02/2009	N/A	500		(73)
Call Swaption, 3 month LIBOR versus 4.25% fixed	02/02/2009	N/A	222		(303)
Call Swaption, 3 month LIBOR versus 4.30% fixed	02/02/2009	N/A	206		(313)
Call Swaption, 3 month LIBOR versus 4.30% fixed	12/15/2008	N/A	539		(724)
Call Swaption, 3 month LIBOR versus 4.30% fixed	12/15/2008	N/A	68		(91)
Call Swaption, 3 month LIBOR versus 4.40% fixed	08/03/2009	N/A	228		(447)
Call Swaption, 3 month LIBOR versus 4.40% fixed	08/03/2009	N/A	34		(67)
Call Swaption, 3 month LIBOR versus 4.55% fixed	08/03/2009	N/A	124		(286)
Call Swaption, 3 month LIBOR versus 4.60% fixed	02/02/2009	N/A	104		(231)
Floor option with JPMorgan Chase & Co. *	12/24/2008	75 basis points **	2,600,000	EUR	(38)
U.S. 10-Year Treasury Note Future Call Option	08/22/2008	117	342		(118)
U.S. 10-Year Treasury Note Future Put Option	08/22/2008	111	342		(118)
			2,602,758		$ (2,878)

* Floor option fair valued in good faith in accordance with procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for SFAS No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 note on page 98.

** JNL/PIMCO Total Return Bond Fund is obligated to pay upon exercise of the option if the spread between the 2 and 10 year constant maturity swap rates decreases below the exercise spread.

Summary of Written Options (in thousands except contracts):
	Number of Contracts	Premiums
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2007	2,612	$ 27
Options written during the period	-	-
Options closed during the period	(12)	(8)
Options exercised during the period	-	-
Options expired during the period	(2,600)	(19)
Options outstanding at June 30, 2008	-	$ -

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2007	2,808	$ 1,284
Options written during the period	2,417	2,439
Options closed during the period	(170)	(161)
Options exercised during the period	(432)	(366)
Options expired during the period	(1,242)	(1,187)
Options outstanding at June 30, 2008	3,381	$ 2,009

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2007	2,370	$ 2,439
Options written during the period	2,604,481	7,079
Options closed during the period	(2,444)	(2,469)
Options exercised during the period	-	-
Options expired during the period	(1,649)	(1,954)
Options outstanding at June 30, 2008	2,602,758	$ 5,095

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Schedule of Open Futures Contracts (in thousands except contracts):

			Unrealized
			Appreciation/
	Contracts		(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund	Long/(Short)
Euro-Bobl Future
Expiration September 2008	(103)	EUR	$ 207
Euro-Bund Future
Expiration September 2008	13	EUR	(35)
Euro-Buxl Future, 30-Year
Expiration September 2008	58	EUR	(35)
Euro-Schatz Future
Expiration September 2008	(46)	USD	51
U.K. Long Gilt Future
Expiration September 2008	(15)	GBP	50
U.S. Treasury Note Future, 2-Year
Expiration September 2008	336	USD	293
U.S. Treasury Note Future, 5-Year
Expiration September 2008	17	USD	2
U.S. Treasury Note Future, 10-Year
Expiration September 2008	269	USD	323
U.S. Treasury Note Future, 20-Year
Expiration September 2008	252	USD	430
			$ 1,286

JNL/Goldman Sachs Short Duration Bond Fund
90-Day Eurodollar Future
Expiration December 2008	38	USD	$ (57)
90-Day Eurodollar Future
Expiration September 2008	67	USD	15
90-Day Eurodollar Future
Expiration September 2009	72	USD	99
U.S. Treasury Note Future, 5-Year
Expiration September 2008	186	USD	191
U.S. Treasury Bond Future, 20-Year
Expiration September 2008	(69)	USD	(159)
U.S. Treasury Note Future 10-Year
Expiration September 2008	24	USD	30
U.S. Treasury Note Future, 2-Year
Expiration September 2008	733	USD	437
			$ 556

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 E-Mini Index Future
Expiration March 2008	29	USD	$ (94)

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Index Future
Expiration September 2008	153	EUR	$ (393)
FTSE 100 Index Future
Expiration September 2008	48	GBP	(111)
Topix Index Future
Expiration September 2008	38	JPY	(206)
			$ (710)

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Index Future
Expiration September 2008	76	USD	$ (356)

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future
Expiration September 2008	355	USD	$ (1,188)

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
Expiration September 2008	139	USD	$ (445)

JNL/PIMCO Real Return Fund
90-Day British Pound Sterling Future
Expiration September 2008	54	GBP	$ (76)
90-Day British Pound Sterling Future
Expiration December 2008	18	GBP	(60)
90-Day British Pound Sterling Future
Expiration March 2009	28	GBP	(87)

			Unrealized
	Contracts		Appreciation/
	Long/(Short)		(Depreciation)
JNL/PIMCO Real Return Fund (continued)
90-Day British Pound Sterling Future
Expiration June 2009	41	GBP	$ (116)
90-Day British Pound Sterling Future
Expiration September 2009	9	GBP	(33)
90-Day British Pound Sterling Future
Expiration December 2009	9	GBP	(32)
3-Month Euro Euribor Future
Expiration September 2008	5	EUR	(19)
3-Month Euro Euribor Future
Expiration March 2009	55	EUR	(233)
3-Month Euro Euribor Future
Expiration June 2009	163	EUR	(767)
3-Month Euro Euribor Future
Expiration September 2009	98	EUR	(419)
3-Month Euro Euribor Future
Expiration December 2009	50	EUR	(172)
Euro Bund Future
Expiration September 2008	(309)	EUR	604
Euro-Bobl Future
Expiration September 2008	(29)	EUR	74

Euro-Schatz Future
Expiration September 2008	(73)	EUR	64
90-Day Eurodollar Future
Expiration June 2009	176	USD	(101)
90-Day Eurodollar Future
Expiration September 2009	272	USD	(88)
90-Day Eurodollar Future
Expiration December 2009	176	USD	(141)
90-Day Eurodollar Future
Expiration 2010	176	USD	(151)
U.K. Long Gilt Future
Expiration September 2008	(40)	GBP	103
U.S. Treasury Note Future, 2-Year
Expiration September 2008	9	USD	13
U.S. Treasury Note Future, 10-Year
Expiration September 2008	8	USD	5
			$ (1,632)

JNL/PIMCO Total Return Bond Fund
90-Day British Pound Sterling Future
Expiration September 2008	344	GBP	$ (416)
90-Day British Pound Sterling Future
Expiration December 2008	153	GBP	(415)
90-Day British Pound Sterling Future
Expiration March 2009	163	GBP	(122)
90-Day British Pound Sterling Future
Expiration June 2009	73	GBP	(91)
90-Day British Pound Sterling Future
Expiration December 2009	19	GBP	(63)
3-Month Euro Euribor Future
Expiration December 2008	76	EUR	2
3-Month Euro Euribor Future
Expiration March 2009	72	EUR	(3)
3-Month Euro Euribor Future
Expiration June 2009	43	EUR	(9)
90-Day Eurodollar Future
Expiration September 2008	206	USD	74
90-Day Eurodollar Future
Expiration December 2008	1,878	USD	6,463
90-Day Eurodollar Future
Expiration March 2009	1,164	USD	1,220
90-Day Eurodollar Future
Expiration June 2009	698	USD	(556)
90-Day Eurodollar Future
Expiration September 2009	496	USD	(601)
90-Day Eurodollar Future
Expiration December 2009	375	USD	(559)
90-Day Eurodollar Future
Expiration March 2010	279	USD	(382)
U.S. Treasury Note Future, 10-Year
Expiration September 2008	168	USD	133
			$ 4,675

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund
BRL/USD	08/21/2008	92	BRL	$ 57	$ -
CAD/EUR	07/03/2008	(320)	EUR	(503)	2
CAD/USD	07/03/2008	510	CAD	501	(4)
CHF/USD	07/02/2008	219	CHF	214	-
CHF/USD	07/02/2008	219	CHF	215	1
EUR/CAD	07/03/2008	(510)	CAD	(501)	(4)
EUR/CAD	10/03/2008	(216)	CAD	(212)	2
EUR/GBP	07/14/2008	(300)	GBP	(597)	(10)
EUR/GBP	07/31/2008	(800)	GBP	(1,589)	(2)
EUR/GBP	08/26/2008	(575)	GBP	(1,140)	(11)
EUR/JPY	07/09/2008	(135,460)	JPY	(1,276)	54
EUR/JPY	07/28/2008	(108,020)	JPY	(1,019)	21
EUR/JPY	08/28/2008	(107,769)	JPY	(1,018)	21
EUR/JPY	12/17/2008	(149,155)	JPY	(1,419)	10
EUR/USD	07/03/2008	320	EUR	503	7
EUR/USD	07/09/2008	852	EUR	1,340	11
EUR/USD	07/14/2008	378	EUR	595	8
EUR/USD	07/28/2008	666	EUR	1,047	7
EUR/USD	07/31/2008	1,009	EUR	1,585	(2)
EUR/USD	08/26/2008	731	EUR	1,147	18
EUR/USD	08/28/2008	667	EUR	1,047	7
EUR/USD	10/03/2008	136	EUR	213	(1)
EUR/USD	12/17/2008	916	EUR	1,429	-
JPY/EUR	07/09/2008	(817)	EUR	(1,286)	6
JPY/USD	07/09/2008	135,460	JPY	1,276	(16)
JPY/USD	07/16/2008	372,505	JPY	3,511	11
JPY/USD	07/31/2008	266,408	JPY	2,514	14
USD/BRL	08/21/2008	(92)	BRL	(57)	(2)
USD/CAD	09/17/2008	(1,087)	CAD	(1,066)	(1)
USDCHF	07/02/2008	(438)	CHF	(429)	12
USD/CHF	07/25/2008	(1,897)	CHF	(1,858)	25
USD/CHF	07/25/2008	(409)	CHF	(401)	(9)
USD/CHF	09/04/2008	(804)	CHF	(787)	(12)
USD/COP	08/14/2008	(200,099)	COP	(103)	8
USD/EUR	07/09/2008	(250)	EUR	(393)	(5)
USD/JPY	09/18/2008	(116,195)	JPY	(1,099)	(18)
USD/JPY	10/17/2008	(36,865)	JPY	(349)	6
USD/JPY	10/17/2008	(95,771)	JPY	(908)	10
USD/JPY	12/04/2008	(149,997)	JPY	(1,426)	24
USD/MXN	07/01/2008	(46)	MXN	(4)	-
USD/MXN	08/22/2008	(610)	MXN	(59)	(1)
				$ (2,305)	$ 187

JNL/Capital Guardian International Small Cap Fund
USD/GBP	7/1/2008	(50)	GBP	$ (99)	$ -
USD/GBP	7/7/2008	(475)	GBP	(946)	(9)
				$ (1,045)	$ (9)

JNL/Franklin Templeton Mutual Shares Fund
CAD/USD	10/27/2008	230	CAD	$ 225	$ -
JPY/USD	09/19/2008	12,000	JPY	114	(2)
KRW/USD	09/29/2008	732,550	KRW	700	-
USD/CAD	10/27/2008	(1,307)	CAD	(1,281)	(3)
USD/CAD	10/27/2008	(170)	CAD	(167)	2
USD/CAD	10/27/2008	(367)	CAD	(360)	6
USD/CHF	07/07/2008	(2,275)	CHF	(2,227)	(29)
USD/CHF	07/07/2008	(1,225)	CHF	(1,199)	(16)
USD/CHF	07/07/2008	(1,501)	CHF	(1,469)	(21)
USD/CHF	07/07/2008	(102)	CHF	(100)	1
USD/CHF	07/07/2008	(113)	CHF	(110)	(3)
USD/CHF	07/07/2008	(140)	CHF	(137)	(1)
USD/DKK	08/25/2008	(1,200)	DKK	(253)	(2)
USD/DKK	10/23/2008	(17,464)	DKK	(3,665)	(63)
USD/EUR	11/13/2008	(29,841)	EUR	(46,651)	(1,055)
USD/GBP	09/10/2008	(8,788)	GBP	(17,407)	(208)
USD/GBP	09/10/2008	(300)	GBP	(594)	(7)
USD/JPY	09/19/2008	(239,170)	JPY	(2,263)	218
USD/JPY	09/19/2008	(11,000)	JPY	(104)	7
USD/KRW	09/29/2008	(39,670)	KRW	(38)	2
USD/KRW	09/29/2008	(79,298)	KRW	(76)	4
USD/KRW	09/29/2008	(78,992)	KRW	(75)	5
USD/KRW	09/29/2008	(86,518)	KRW	(83)	5
USD/KRW	09/29/2008	(266,556)	KRW	(255)	18
USD/KRW	09/29/2008	(126,471)	KRW	(121)	9
USD/KRW	09/29/2008	(36,555)	KRW	(35)	3
USD/KRW	09/29/2008	(43,931)	KRW	(42)	3
USD/KRW	09/29/2008	(73,001)	KRW	(70)	5
USD/KRW	09/29/2008	(37,217)	KRW	(36)	2
USD/KRW	09/29/2008	(44,708)	KRW	(43)	2
USD/KRW	09/29/2008	(39,294)	KRW	(38)	-

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/KRW	09/29/2008	(39,206)	KRW	$ (37)	$ -
USD/KRW	09/29/2008	(39,319)	KRW	(38)	-
USD/KRW	09/29/2008	(39,300)	KRW	(38)	-
USD/KRW	09/29/2008	(78,094)	KRW	(75)	-
USD/KRW	09/29/2008	(39,041)	KRW	(37)	-
USD/KRW	09/29/2008	(39,075)	KRW	(37)	-
USD/NOK	11/19/2008	(25,725)	NOK	(4,983)	(9)
USD/NOK	11/19/2008	(500)	NOK	(97)	1
USD/NOK	11/19/2008	(1,500)	NOK	(291)	4
USD/SEK	09/16/2008	(14,020)	SEK	(2,319)	(28)
USD/SGD	07/24/2008	(1,267)	SGD	(932)	(43)
USD/SGD	07/24/2008	(165)	SGD	(121)	-
USD/SGD	07/24/2008	(100)	SGD	(74)	-
				$ (86,939)	$ (1,193)

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	09/17/2008	4,029	AUD	$ 3,821	$ 40
CAD/USD	09/17/2008	8,694	CAD	8,521	(23)
CAD/USD	09/17/2008	4,182	CAD	4,099	12
CHF/USD	09/17/2008	4,330	CHF	4,243	112
EUR/USD	09/17/2008	7,877	EUR	12,352	(42)
GBP/USD	09/17/2008	2,086	GBP	4,129	29
JPY/USD	09/17/2008	424,546	JPY	4,016	(12)
JPY/USD	09/17/2008	436,904	JPY	4,133	46
NOK/USD	09/17/2008	21,520	NOK	4,194	63
USD/AUD	09/17/2008	(4,413)	AUD	(4,186)	(99)
USD/BRL	08/04/2008	(19,936)	BRL	(12,347)	(803)
USD/CAD	09/17/2008	(4,220)	CAD	(4,136)	(5)
USD/CHF	09/17/2008	(4,413)	CHF	(4,324)	(82)
USD/EUR	07/09/2008	(799)	EUR	(1,258)	(19)
USD/EUR	07/09/2008	(547)	EUR	(861)	(13)
USD/EUR	07/09/2008	(415)	EUR	(654)	(1)
USD/EUR	09/17/2008	(2,689)	EUR	(4,216)	(85)
USD/EUR	09/17/2008	(2,807)	EUR	(4,402)	(45)
USD/EUR	09/17/2008	(2,660)	EUR	(4,171)	(84)
USD/EUR	09/17/2008	(2,637)	EUR	(4,135)	(35)
USD/GBP	08/21/2008	(355)	GBP	(704)	1
USD/GBP	09/17/2008	(2,135)	GBP	(4,227)	(96)
USD/GBP	09/17/2008	(2,108)	GBP	(4,174)	(87)
USD/HUF	08/15/2008	(1,535,572)	HUF	(10,204)	(951)
USD/JPY	09/17/2008	(436,081)	JPY	(4,125)	6
USD/NZD	09/17/2008	(5,503)	NZD	(4,139)	(8)
USD/NZD	09/17/2008	(5,344)	NZD	(4,019)	21
				$ (26,774)	$ (2,160)

JNL/JPMorgan International Value Fund
AUD/USD	08/26/2008	34,502	AUD	$ 32,818	$ 624
AUD/USD	08/26/2008	2,478	AUD	2,357	12
CHF/USD	08/26/2008	7,256	CHF	7,109	233
EUR/USD	08/26/2008	3,024	EUR	4,746	104
EUR/USD	08/26/2008	5,500	EUR	8,634	26
EUR/USD	08/26/2008	3,200	EUR	5,023	(12)
EUR/USD	08/26/2008	3,180	EUR	4,992	39
HKD/USD	08/26/2008	71,351	HKD	9,162	(9)
JPY/USD	08/26/2008	500,000	JPY	4,724	(105)
JPY/USD	08/26/2008	496,137	JPY	4,688	(31)
JPY/USD	08/26/2008	444,084	JPY	4,196	(42)
NOK/USD	08/26/2008	37,630	NOK	7,349	23
SEK/USD	08/26/2008	38,704	SEK	6,409	31
SEK/USD	08/26/2008	38,797	SEK	6,425	(16)
SGD/USD	08/26/2008	4,562	SGD	3,363	35

USD/CHF	08/26/2008	(5,581)	CHF	(5,468)	(143)
USD/EUR	08/26/2008	(36,356)	EUR	(57,070)	(1,106)
USD/EUR	08/26/2008	(10,342)	EUR	(16,234)	(227)
USD/GBP	08/26/2008	(7,606)	GBP	(15,082)	(146)
USD/GBP	08/26/2008	(968)	GBP	(1,919)	(48)
USD/HKD	08/26/2008	(34,899)	HKD	(4,481)	(5)
USD/JPY	08/26/2008	(398,456)	JPY	(3,765)	26
USD/JPY	08/26/2008	(452,000)	JPY	(4,271)	(20)
USD/NOK	08/26/2008	(7,673)	NOK	(1,499)	9
				$ 2,206	$ (748)

JNL/Mellon Capital Management International Index Fund
EUR/USD	09/17/2008	108	EUR	$ 170	$ -
EUR/USD	09/17/2008	3,170	EUR	4,971	(5)
EUR/USD	09/17/2008	1,266	EUR	1,985	43
EUR/USD	09/17/2008	177	EUR	278	7
EUR/USD	09/17/2008	36	EUR	56	1
EUR/USD	09/17/2008	178	EUR	279	5
EUR/USD	09/17/2008	177	EUR	277	4

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008
Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Mellon Capital Management International Index Fund (continued)
EUR/USD	09/17/2008	126	EUR	$ 197	$ 2
EUR/USD	09/17/2008	69	EUR	109	1
EUR/USD	09/17/2008	137	EUR	215	2
EUR/USD	09/17/2008	272	EUR	426	-
GBP/USD	09/17/2008	59	GBP	117	1
GBP/USD	09/17/2008	1,553	GBP	3,074	26
GBP/USD	09/17/2008	631	GBP	1,249	30
GBP/USD	09/17/2008	116	GBP	229	6
GBP/USD	09/17/2008	58	GBP	115	2
GBP/USD	09/17/2008	58	GBP	114	1
GBP/USD	09/17/2008	126	GBP	250	2
GBP/USD	09/17/2008	57	GBP	112	2
GBP/USD	09/17/2008	222	GBP	439	1
JPY/USD	09/17/2008	301,960	JPY	2,856	(4)
JPY/USD	09/17/2008	13,845	JPY	131	1
JPY/USD	09/17/2008	125,145	JPY	1,184	17
JPY/USD	09/17/2008	13,620	JPY	129	2
JPY/USD	09/17/2008	13,975	JPY	132	2
JPY/USD	09/17/2008	14,095	JPY	133	2
JPY/USD	09/17/2008	12,561	JPY	119	1
JPY/USD	09/17/2008	27,030	JPY	256	4
JPY/USD	09/17/2008	26,980	JPY	255	-
USD/EUR	09/17/2008	(276)	EUR	(432)	(11)
USD/GBP	09/17/2008	(201)	GBP	(398)	(9)
USD/JPY	09/17/2008	(33,985)	JPY	(321)	(6)
				$ 18,706	$ 130

JNL/PIMCO Real Return Fund
BRL/USD	07/02/2008	6,980	BRL	$ 4,354	$ 882
BRL/USD	07/02/2008	767	BRL	478	66
BRL/USD	07/02/2008	6,278	BRL	3,916	546
BRL/USD	07/02/2008	5,107	BRL	3,186	396
BRL/USD	12/02/2008	3,263	BRL	1,963	207
BRL/USD	12/02/2008	15,342	BRL	9,229	265
GBP/USD	07/01/2008	145	GBP	289	-
JPY/USD	07/28/2008	101,659	JPY	959	16
KRW/USD	08/04/2008	181,542	KRW	174	(17)
KRW/USD	08/04/2008	161,970	KRW	155	(16)
MXN/USD	07/10/2008	5,956	MXN	577	47
MXN/USD	07/10/2008	24,820	MXN	2,404	193
MXN/USD	07/10/2008	829	MXN	80	6
MXN/USD	07/10/2008	2,073	MXN	201	16
MXN/USD	07/10/2008	5,606	MXN	543	43
MXN/USD	07/10/2008	1,839	MXN	178	14
MXN/USD	07/10/2008	1,839	MXN	178	14
MXN/USD	07/10/2008	3,524	MXN	341	27
MXN/USD	07/10/2008	12,071	MXN	1,169	90
MXN/USD	07/10/2008	17,103	MXN	1,656	101
MXN/USD	11/19/2008	9,580	MXN	911	8
MYR/USD	11/12/2008	4,943	MYR	1,516	(24)
MYR/USD	02/12/2009	6,079	MYR	1,865	(38)
PHP/USD	08/22/2008	123,685	PHP	2,746	(285)
PLN/USD	07/10/2008	1,931	PLN	906	203
PLN/USD	07/10/2008	1,016	PLN	476	96

PLN/USD	05/06/2009	2,946	PLN	1,361	56
RUB/USD	07/10/2008	13,269	RUB	566	41
RUB/USD	11/19/2008	11,784	RUB	500	25
RUB/USD	11/19/2008	27,996	RUB	1,188	55
RUB/USD	11/19/2008	11,956	RUB	507	19
RUB/USD	05/06/2009	13,269	RUB	562	17
SGD/USD	11/21/2008	35	SGD	26	1
SGD/USD	11/21/2008	36	SGD	27	1
SGD/USD	11/21/2008	897	SGD	664	4
SGD/USD	11/21/2008	897	SGD	664	4
SGD/USD	11/21/2008	887	SGD	657	9
SGD/USD	11/21/2008	957	SGD	709	9
USD/BRL	07/02/2008	(148)	BRL	(92)	(8)
USD/BRL	07/02/2008	(596)	BRL	(372)	(32)
USD/BRL	07/02/2008	(1,540)	BRL	(961)	(85)
USD/BRL	07/02/2008	(468)	BRL	(292)	(23)
USD/BRL	07/02/2008	(1,038)	BRL	(647)	(49)
USD/BRL	07/02/2008	(15,342)	BRL	(9,570)	(278)
USD/BRL	12/02/2008	(649)	BRL	(390)	(28)
USD/BRL	12/02/2008	(788)	BRL	(474)	(37)
USD/BRL	12/02/2008	(1,331)	BRL	(800)	(55)
USD/BRL	12/02/2008	(381)	BRL	(229)	(21)
USD/BRL	12/02/2008	(886)	BRL	(533)	(47)
USD/BRL	12/02/2008	(1,128)	BRL	(678)	(60)
USD/BRL	12/02/2008	(1,271)	BRL	(765)	(68)
USD/EUR	07/24/2008	(902)	EUR	(1,418)	(15)
USD/GBP	08/11/2008	(145)	GBP	(288)	(3)
USD/GBP	08/11/2008	(3,001)	GBP	(5,958)	(51)

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/PIMCO Real Return Fund (continued)
USD/GBP	08/11/2008	(2,371)	GBP	$ (4,707)	$ (8)
USD/GBP	08/11/2008	(145)	GBP	(288)	-
USD/MXN	07/10/2008	(54,731)	MXN	(5,301)	(333)
USD/MXN	07/10/2008	(2,293)	MXN	(222)	(13)
USD/MXN	07/10/2008	(9,058)	MXN	(877)	(48)
USD/MXN	07/10/2008	(9,580)	MXN	(928)	(9)
USD/KRW	08/04/2008	(143,611)	KRW	(137)	3
USD/KRW	08/04/2008	(104,480)	KRW	(100)	-
USD/KRW	08/04/2008	(95,421)	KRW	(91)	-
USD/PLN	07/10/2008	(2,946)	PLN	(1,382)	(43)
USD/RUB	07/10/2008	(13,269)	RUB	(566)	(8)
USD/RUB	11/19/2008	(653)	RUB	(28)	(2)
				$ 9,787	$ 1,776

JNL/PIMCO Total Return Bond Fund
AUD/USD	07/24/2008	299	AUD	$ 286	$ 2
BRL/USD	07/02/2008	12,253	BRL	7,644	172
BRL/USD	12/02/2008	56,282	BRL	33,856	4,289
CLP/USD	12/10/2008	147,980	CLP	279	(26)
CNY/USD	11/13/2008	3,499	CNY	522	7
CNY/USD	11/13/2008	2,208	CNY	329	4
CNY/USD	11/13/2008	3,135	CNY	468	7
CNY/USD	11/13/2008	1,779	CNY	265	3
CNY/USD	11/13/2008	4,667	CNY	697	10
CNY/USD	11/13/2008	1,651	CNY	246	3
CNY/USD	11/13/2008	2,048	CNY	306	4
CNY/USD	11/13/2008	1,650	CNY	246	3
CNY/USD	11/13/2008	2,815	CNY	420	5
IDR/USD	10/29/2008	2,853,000	IDR	303	3
IDR/USD	10/29/2008	2,940,000	IDR	312	3

INR/USD	08/12/2008	38,272	INR	883	(81)
INR/USD	08/12/2008	35,965	INR	830	(74)
INR/USD	08/12/2008	1,021	INR	24	(2)
INR/USD	08/12/2008	909	INR	21	(2)
INR/USD	11/12/2008	94,909	INR	2,164	(203)
INR/USD	11/12/2008	121,082	INR	2,760	(225)
INR/USD	11/12/2008	47,755	INR	1,089	(88)
INR/USD	11/12/2008	42,150	INR	961	(79)
KRW/USD	08/04/2008	688,944	KRW	659	(85)
KRW/USD	08/04/2008	848,830	KRW	811	(107)
KRW/USD	08/04/2008	421,592	KRW	403	(55)
KRW/USD	08/04/2008	953,331	KRW	911	(92)
KRW/USD	08/04/2008	852,751	KRW	815	(85)
MXN/USD	07/10/2008	20,583	MXN	1,993	160
MXN/USD	07/10/2008	1,621	MXN	157	10
MXN/USD	07/10/2008	32,473	MXN	3,145	225
MYR/USD	11/12/2008	3,821	MYR	1,172	(19)
MYR/USD	11/12/2008	1,149	MYR	352	(4)
MYR/USD	11/12/2008	1,148	MYR	352	(4)
MYR/USD	11/12/2008	1,148	MYR	352	(3)
MYR/USD	11/12/2008	1,025	MYR	314	(3)
MYR/USD	11/12/2008	1,151	MYR	353	(3)
MYR/USD	02/12/2009	4,701	MYR	1,442	(29)
PHP/USD	08/22/2008	58,554	PHP	1,300	(47)
PHP/USD	08/22/2008	35,747	PHP	794	(26)
PHP/USD	08/22/2008	15,797	PHP	351	(2)
PHP/USD	08/22/2008	15,920	PHP	353	-
PHP/USD	08/22/2008	15,734	PHP	349	(3)
PHP/USD	08/22/2008	15,832	PHP	351	(2)
PHP/USD	08/22/2008	15,832	PHP	351	(2)
PLN/USD	07/10/2008	11,283	PLN	5,292	1,187
RUB/USD	07/10/2008	56,257	RUB	2,399	175
RUB/USD	07/10/2008	18,542	RUB	791	55
RUB/USD	07/10/2008	51,867	RUB	2,211	146
RUB/USD	07/10/2008	61,714	RUB	2,631	31
RUB/USD	11/19/2008	61,714	RUB	2,618	130
RUB/USD	05/06/2009	42,993	RUB	1,821	41
SEK/USD	09/09/2008	5,301	SEK	877	4
SGD/USD	11/21/2008	2,027	SGD	1,500	57
SGD/USD	11/21/2008	2,078	SGD	1,538	59
SGD/USD	11/21/2008	883	SGD	654	4
SGD/USD	11/21/2008	883	SGD	654	4
SGD/USD	11/21/2008	957	SGD	709	9
SGD/USD	11/21/2008	1,492	SGD	1,105	5
SGD/USD	11/21/2008	1,684	SGD	1,246	6
USD/BRL	07/02/2008	(574)	BRL	(358)	(28)
USD/BRL	07/02/2008	(855)	BRL	(533)	(47)
USD/BRL	07/02/2008	(1,993)	BRL	(1,243)	(104)
USD/BRL	07/02/2008	(2,370)	BRL	(1,479)	(131)
USD/BRL	07/02/2008	(1,185)	BRL	(739)	(65)
USD/BRL	07/02/2008	(329)	BRL	(205)	(17)
USD/BRL	07/02/2008	(1,821)	BRL	(1,136)	(89)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
USD/BRL	07/02/2008	(1,837)	BRL	$ (1,146)	$ (84)
USD/BRL	07/02/2008	(1,288)	BRL	(803)	(60)
USD/BRL	12/02/2008	(2,158)	BRL	(1,298)	(114)
USD/BRL	12/02/2008	(1,225)	BRL	(737)	(66)
USD/BRL	12/02/2008	(12,253)	BRL	(7,371)	(172)
USD/EUR	07/24/2008	(27,323)	EUR	(42,964)	(440)
USD/GBP	07/01/2008	(93)	GBP	(185)	-
USD/GBP	08/04/2008	(8,181)	GBP	(16,241)	(140)
USD/GBP	08/11/2008	(6,952)	GBP	(13,801)	(23)
USD/JPY	07/28/2008	(329,318)	JPY	(3,107)	(52)
USD/KRW	08/04/2008	(166,623)	KRW	(159)	4
USD/KRW	08/04/2008	(313,920)	KRW	(300)	-
USD/KRW	08/04/2008	(314,610)	KRW	(301)	(1)
USD/KRW	08/04/2008	(314,700)	KRW	(301)	(1)
USD/KRW	08/04/2008	(1,776,160)	KRW	(1,698)	2
USD/KRW	08/04/2008	(104,500)	KRW	(100)	-
USD/KRW	08/04/2008	(354,256)	KRW	(339)	-
USD/KRW	08/04/2008	(315,510)	KRW	(302)	(2)
USD/KRW	08/04/2008	(105,170)	KRW	(101)	(1)
USD/MXN	07/10/2008	(3,590)	MXN	(348)	(20)
USD/MXN	07/10/2008	(3,592)	MXN	(348)	(20)
USD/MXN	07/10/2008	(3,549)	MXN	(344)	(19)
USD/MXN	07/10/2008	(3,550)	MXN	(344)	(19)
USD/MXN	07/10/2008	(3,550)	MXN	(344)	(19)
USD/MXN	07/10/2008	(3,908)	MXN	(378)	(21)
USD/MXN	07/10/2008	(3,549)	MXN	(344)	(19)
USD/MXN	07/10/2008	(12,397)	MXN	(1,201)	(39)
USD/MXN	07/10/2008	(8,487)	MXN	(822)	(26)
USD/MXN	07/10/2008	(5,734)	MXN	(555)	(18)
USD/MXN	07/10/2008	(2,772)	MXN	(268)	(9)
USD/PLN	07/10/2008	(1,027)	PLN	(482)	(72)
USD/PLN	07/10/2008	(1,033)	PLN	(484)	(70)
USD/PLN	07/10/2008	(1,083)	PLN	(508)	(76)
USD/PLN	07/10/2008	(1,082)	PLN	(507)	(76)
USD/PLN	07/10/2008	(1,517)	PLN	(712)	(107)
USD/PLN	07/10/2008	(1,516)	PLN	(711)	(106)
USD/PLN	07/10/2008	(2,357)	PLN	(1,105)	(161)
USD/PLN	07/10/2008	(1,389)	PLN	(651)	(94)
USD/PLN	07/10/2008	(279)	PLN	(131)	(20)
USD/RUB	07/10/2008	(14,596)	RUB	(622)	(31)
USD/RUB	07/10/2008	(6,578)	RUB	(280)	(16)
USD/RUB	07/10/2008	(10,956)	RUB	(467)	(27)
USD/RUB	07/10/2008	(16,444)	RUB	(701)	(41)
USD/RUB	07/10/2008	(21,871)	RUB	(932)	(54)
USD/RUB	07/10/2008	(21,861)	RUB	(932)	(54)
USD/RUB	07/10/2008	(10,937)	RUB	(466)	(27)
USD/RUB	07/10/2008	(14,218)	RUB	(606)	(35)
USD/RUB	07/10/2008	(2,977)	RUB	(127)	-
USD/RUB	07/10/2008	(2,978)	RUB	(127)	(1)
USD/RUB	07/10/2008	(64,965)	RUB	(2,770)	(37)
USD/RUB	05/06/2009	(61,714)	RUB	(2,613)	(72)
USD/ZAR	07/10/2008	(1,157)	ZAR	(147)	(4)

ZAR/USD	07/10/2008	164	ZAR	21	(1)
ZAR/USD	07/10/2008	993	ZAR	127	(20)
ZAR/USD	12/10/2008	111	ZAR	14	-
ZAR/USD	12/10/2008	1,157	ZAR	142	4
				$ (19,983)	$ 2,414

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Interest Rate Swap Agreements (in thousands):

JNL/Goldman Sachs Core Plus Bond Fund
		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Bank of America N.A.	3-Month LIBOR	Paying	5.00%	12/17/2028		$ 5,800	$ (89)
	3-Month LIBOR	Paying	4.50%	06/18/2013		12,100	38
	3-Month LIBOR	Receiving	4.50%	06/18/2013		12,100	177
	3-Month LIBOR	Receiving	5.00%	06/18/2018		4,400	224
	3-Month LIBOR	Receiving	5.00%	06/18/2018		2,100	58
	3-Month LIBOR	Receiving	5.00%	06/18/2018		2,400	103
	3-Month LIBOR	Paying	5.00%	06/18/2018		8,900	(378)
	3-Month LIBOR	Paying	5.25%	06/18/2028		4,300	(219)
	3-Month LIBOR	Paying	5.25%	06/18/2028		1,900	(26)
	3-Month LIBOR	Paying	5.25%	06/18/2028		2,300	(91)
	3-Month LIBOR	Receiving	5.25%	06/18/2028		8,500	379
Barclays Bank PLC	6-Month EURIBOR	Receiving	5.00%	06/11/2010	EUR	12,030	(40)
	3-Month LIBOR	Receiving	4.25%	12/17/2013		460	(5)
	3-Month LIBOR	Paying	4.25%	12/17/2013		7,390	(151)
	3-Month STIBOR	Receiving	4.75%	12/17/2013	SEK	9,690	61
	3-Month STIBOR	Paying	4.75%	12/17/2013	SEK	4,310	22
	1-Month LIBOR	Paying	5.25%	12/17/2013	GBP	960	10
	6-Month EURIBOR	Paying	4.75%	07/04/2017	EUR	2,900	1
	3-Month STIBOR	Receiving	5.00%	12/17/2018	SEK	100,200	739
	3-Month STIBOR	Paying	5.00%	12/17/2018	SEK	20,600	(4)
	6-Month EURIBOR	Paying	4.75%	12/17/2018	EUR	4,890	(194)
	6-Month EURIBOR	Receiving	4.75%	12/17/2018	EUR	2,190	5
	3-Month LIBOR	Paying	5.00%	12/17/2038		3,490	(10)
	6-Month EURIBOR	Paying	5.00%	12/17/2038	EUR	2,660	(86)
	6-Month EURIBOR	Receiving	5.00%	12/17/2038	EUR	2,480	(33)
Bear Stearns Bank Plc	3-Month LIBOR	Receiving	5.28%	08/20/2014		4,800	(302)
Citibank N.A.	3-Month STIBOR	Paying	4.75%	12/17/2013	SEK	8,000	(3)
	6-Month Japan LIBOR Yen	Paying	1.64%	04/25/2018	JPY	953,000	969
	3-Month STIBOR	Paying	5.00%	12/17/2018	SEK	10,000	(7)
	6-Month EURIBOR	Receiving	4.75%	12/17/2018	EUR	1,060	8
	6-Month EURIBOR	Paying	5.00%	12/17/2038	EUR	2,920	(116)
Credit Suisse First Boston	6-Month EURIBOR	Receiving	4.50%	12/17/2010	EUR	4,560	8
	3-Month STIBOR	Receiving	5.00%	12/17/2018	SEK	39,900	226
	3-Month LIBOR	Receiving	5.00%	12/17/2038		9,560	120
	6-Month EURIBOR	Paying	5.00%	12/17/2038	EUR	6,640	(220)
	6-Month EURIBOR	Paying	4.79%	03/18/2011	EUR	4,560	(65)
	6-Month EURIBOR	Paying	4.77%	03/18/2011	EUR	13,660	(203)
	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	600	(4)
	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	780	1
	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	730	(4)
	1-Month LIBOR	Receiving	5.25%	12/17/2013	GBP	600	1
	6-Month EURIBOR	Receiving	4.69%	03/18/2016	EUR	4,410	120
	6-Month EURIBOR	Receiving	4.66%	03/18/2016	EUR	13,230	393
	3-Month STIBOR	Paying	5.00%	12/17/2018	SEK	10,400	(5)
	6-Month EURIBOR	Receiving	4.75%	12/17/2018	EUR	1,110	7
	6-Month EURIBOR	Paying	4.96%	03/18/2024	EUR	1,760	(31)
	6-Month EURIBOR	Paying	4.93%	03/18/2024	EUR	5,260	(118)

Deutsche Bank AG	6-Month EURIBOR	Paying	5.00%	06/11/2010	EUR	14,710	(129)
	6-Month EURIBOR	Paying	5.00%	06/11/2010	EUR	23,970	(212)
	6-Month EURIBOR	Paying	4.50%	12/17/2010	EUR	13,720	(406)
	6-Month EURIBOR	Paying	4.50%	12/17/2010	EUR	8,770	(234)
	Brazilian Interbank Deposit Average	Paying	13.98%	01/02/2012	BRL	5,000	(45)
	Brazilian Interbank Deposit Average	Paying	13.95%	01/02/2012	BRL	5,100	(111)
	3-Month Canadian Bankers Acceptance Rate Curve	Receiving	4.00%	12/17/2013	CAD	1,100	-
	3-Month LIBOR	Paying	4.25%	12/17/2013		13,100	(205)
	3-Month LIBOR	Paying	4.25%	12/17/2013		4,500	(66)
	3-Month LIBOR	Receiving	4.25%	12/17/2013		5,300	18
	3-Month LIBOR	Paying	4.25%	12/17/2013		6,000	(2)
	3-Month LIBOR	Paying	4.25%	12/17/2013		3,000	(5)
	3-Month LIBOR	Paying	4.25%	12/17/2013		3,000	(11)
	3-Month LIBOR	Paying	4.25%	12/17/2013		5,400	3
	3-Month LIBOR	Receiving	4.50%	12/17/2015		7,700	87
	6-Month EURIBOR	Receiving	4.75%	07/04/2017	EUR	3,610	99
	6-Month EURIBOR	Receiving	4.75%	07/04/2017	EUR	5,730	161
	6-Month Japan LIBOR Yen	Receiving	2.08%	06/16/2018	JPY	704,000	(724)
	3-Month LIBOR	Paying	4.75%	12/17/2018		2,600	18
	3-Month LIBOR	Paying	4.75%	12/17/2018		900	4
	3-Month LIBOR	Paying	4.75%	12/17/2018		1,700	4
	3-Month LIBOR	Paying	4.75%	12/17/2018		5,000	63
	3-Month LIBOR	Paying	4.75%	12/17/2018		3,000	(2)
	6-Month EURIBOR	Paying	4.75%	12/17/2018	EUR	9,930	(521)
	3-Month LIBOR	Receiving	5.00%	12/17/2028		4,900	(96)
	3-Month LIBOR	Receiving	5.00%	12/17/2038		9,940	124
	3-Month LIBOR	Paying	5.00%	12/17/2038		2,600	(11)
	6-Month EURIBOR	Paying	5.00%	12/17/2038	EUR	6,850	(129)
	6-Month EURIBOR	Receiving	5.00%	12/17/2038	EUR	1,850	(2)
	3-Month LIBOR	Receiving	3.66%	01/07/2011		23,740	104
	3-Month LIBOR	Paying	4.49%	01/07/2016		20,700	(185)
	3-Month LIBOR	Receiving	5.02%	01/07/2039		5,680	19
	3-Month LIBOR	Receiving	3.16%	01/28/2011		21,220	305
	3-Month LIBOR	Paying	4.22%	01/28/2016		18,400	(465)
	3-Month LIBOR	Receiving	4.94%	01/28/2039		5,050	81
	3-Month LIBOR	Receiving	4.32%	11/17/2010		7,800	51
	3-Month LIBOR	Paying	4.92%	11/17/2015		8,930	(21)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Interest Rate Swap Agreements (in thousands): (continued)

JNL/Goldman Sachs Core Plus Bond Fund (continued)
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
	3-Month LIBOR	Receiving	5.31%	11/17/2038		2,160	$ (59)
	6-Month LIBOR	Paying	1.18%	12/17/2010	JPY	2,345,000	(67)
	6-Month LIBOR	Paying	1.18%	12/17/2010	JPY	1,636,000	(47)
	6-Month LIBOR	Paying	1.17%	12/17/2010	JPY	823,000	(27)
	6-Month LIBOR	Paying	1.16%	12/17/2010		12,000	(2)
	6-Month LIBOR	Receiving	1.70%	12/17/2015	JPY	396,000	7
	6-Month LIBOR	Receiving	1.70%	12/17/2015	JPY	1,036,000	4
	6-Month LIBOR	Receiving	1.69%	12/17/2015	JPY	1,089,000	26
	6-Month LIBOR	Receiving	1.67%	12/17/2015	JPY	521,000	29
	6-Month LIBOR	Receiving	1.64%	12/17/2015		13,710	3
	6-Month LIBOR	Paying	2.60%	12/17/2038	JPY	80,000	8
	6-Month LIBOR	Paying	2.59%	12/17/2038	JPY	208,000	21
	6-Month LIBOR	Paying	2.59%	12/17/2038	JPY	219,000	19
	6-Month LIBOR	Paying	2.57%	12/17/2038	JPY	105,000	(1)
	6-Month LIBOR	Paying	2.54%	12/17/2038		3,310	(78)
	3-Month LIBOR	Receiving	3.78%	12/24/2010		11,400	36
	3-Month LIBOR	Paying	4.52%	12/24/2015		9,950	(65)
	3-Month LIBOR	Receiving	5.01%	12/24/2038		2,730	11
JPMorgan Chase & Co.	6-Month EURIBOR	Receiving	5.00%	06/11/2010	EUR	12,860	(16)
	6-Month EURIBOR	Paying	4.50%	12/17/2010	EUR	13,680	(405)
	6-Month EURIBOR	Paying	4.50%	12/17/2010	EUR	13,220	(360)
	6-Month EURIBOR	Receiving	4.50%	12/17/2010	EUR	5,230	13
	Brazilian Interbank Deposit Average	Paying	14.17%	01/03/2011	BRL	6,200	(107)
	3-Month LIBOR	Paying	4.25%	12/17/2013		24,600	(440)
	3-Month LIBOR	Paying	4.25%	12/17/2013		2,700	(41)
	3-Month LIBOR	Receiving	4.25%	12/17/2013		28,800	(61)
	6-Month Canadian Bankers Acceptance Rate Curve	Receiving	4.00%	12/17/2013	CAD	2,870	25
	3-Month LIBOR	Receiving	4.50%	12/17/2015		3,500	65
	3-Month LIBOR	Receiving	4.50%	12/17/2015		2,500	23
	6-Month EURIBOR	Paying	4.75%	07/04/2017	EUR	3,110	(18)
	3-Month LIBOR	Receiving	4.75%	12/17/2018		9,700	185
	3-Month LIBOR	Paying	4.75%	12/17/2018		7,400	(52)
	3-Month LIBOR	Receiving	4.75%	12/17/2018		2,300	1
	3-Month LIBOR	Paying	4.75%	12/17/2018		3,000	21
	3-Month LIBOR	Receiving	4.75%	12/17/2018		7,700	59
	3-Month LIBOR	Receiving	4.75%	12/17/2018		3,000	(11)
	3-Month STIBOR	Paying	5.00%	12/17/2018	SEK	10,700	(2)
	3-Month STIBOR	Paying	5.00%	12/17/2018	SEK	4,800	(3)
	6-Month EURIBOR	Paying	4.75%	12/17/2018	EUR	3,800	(192)
	6-Month EURIBOR	Receiving	4.75%	12/17/2018	EUR	1,120	28
	6-Month EURIBOR	Receiving	4.75%	12/17/2018	EUR	510	6
	3-Month LIBOR	Receiving	4.75%	12/17/2023		2,700	(2)
	3-Month LIBOR	Receiving	4.75%	12/17/2023		13,300	124
	3-Month LIBOR	Receiving	5.00%	12/17/2028		7,500	63
	3-Month LIBOR	Paying	5.00%	12/17/2028		2,200	24
	3-Month LIBOR	Paying	5.00%	12/17/2028		7,600	14
	3-Month LIBOR	Paying	5.00%	12/17/2038		3,920	96
	6-Month EURIBOR	Receiving	5.00%	12/17/2038	EUR	2,800	100
	3-Month LIBOR	Paying	5.00%	06/18/2018		7,700	20
	Brazilian Interbank Deposit Average	Paying	12.40%	01/04/2010	BRL	8,840	(239)

Lehman Brothers, Inc.	6-Month EURIBOR	Receiving	5.00%	06/11/2010	EUR	13,790	3
	6-Month EURIBOR	Receiving	4.50%	12/17/2010	EUR	5,580	11
	6-Month EURIBOR	Paying	4.32%	03/18/2011	EUR	13,760	(377)
	6-Month EURIBOR	Paying	4.40%	03/18/2011	EUR	8,960	(227)
	6-Month EURIBOR	Receiving	4.50%	03/18/2016	EUR	13,130	584
	6-Month EURIBOR	Receiving	4.47%	03/18/2016	EUR	8,550	402
	6-Month EURIBOR	Paying	4.75%	07/04/2017	EUR	3,330	(34)
	6-Month EURIBOR	Paying	4.87%	03/18/2024	EUR	5,190	(165)
	6-Month EURIBOR	Paying	4.79%	03/18/2024	EUR	3,380	(151)
	3-Month LIBOR	Paying	5.00%	12/17/2038		2,010	-
	3-Month LIBOR	Receiving	5.00%	12/17/2038		10,720	133
	3-Month LIBOR	Paying	5.00%	12/17/2038		4,700	(33)
	3-Month LIBOR	Paying	5.00%	12/17/2038		4,520	111
	6-Month EURIBOR	Paying	5.00%	12/17/2038	EUR	7,370	(138)
	6-Month EURIBOR	Receiving	5.00%	12/17/2038	EUR	3,430	69
	6-Month EURIBOR	Receiving	5.00%	12/17/2038	EUR	3,230	135
	6-Month EURIBOR	Receiving	5.00%	12/17/2038	EUR	1,420	(16)
	6-Month LIBOR	Paying	1.19%	12/17/2010	JPY	1,433,000	(40)
	6-Month LIBOR	Receiving	1.71%	12/17/2015	JPY	908,000	(2)
	6-Month LIBOR	Paying	2.65%	12/17/2038	JPY	184,000	39
Merrill Lynch & Co., Inc.	6-Month Canadian Bankers Acceptance Rate Curve	Paying	3.76%	06/03/2013	CAD	4,090	(35)
	6-Month Canadian Bankers Acceptance Rate Curve	Paying	3.68%	06/04/2013	CAD	4,090	(39)
	3-Month Canadian Bankers Acceptance Rate Curve	Paying	4.05%	06/11/2013	CAD	5,050	30
	6-Month Japan LIBOR Yen	Paying	1.67%	04/27/2018	JPY	235,000	243
Morgan Stanley	6-Month EURIBOR	Receiving	4.50%	12/17/2013	EUR	2,830	170
	1-Month LIBOR	Receiving	5.25%	12/17/2013	GBP	3,560	280
	6-Month Japan LIBOR Yen	Paying	1.62%	04/25/2018	JPY	517,000	497
	3-Month STIBOR	Receiving	5.00%	12/17/2018	SEK	39,900	217
Royal Bank of Canada	3-Month Canadian Bankers Acceptance Rate Curve	Receiving	3.74%	04/23/2013	CAD	3,920	34
	3-Month Canadian Bankers Acceptance Rate Curve	Receiving	3.82%	04/24/2013	CAD	7,840	38
	3-Month Canadian Bankers Acceptance Rate Curve	Receiving	3.89%	04/25/2013	CAD	3,890	6
	3-Month Canadian Bankers Acceptance Rate Curve	Receiving	3.80%	04/29/2013	CAD	4,950	30
	6-Month Canadian Bankers Acceptance Rate Curve	Receiving	3.75%	04/30/2013	CAD	2,890	24
	6-Month Canadian Bankers Acceptance Rate Curve	Paying	3.79%	06/05/2013	CAD	2,960	(20)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Interest Rate Swap Agreements (in thousands): (continued)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
	3-Month Canadian Bankers Acceptance Rate Curve	Paying	4.085	06/10/2013	CAD	3,730	$ 27
	1-Month LIBOR	Receiving	6.07%	06/10/2013	GBP	-	(7)
	6-Month Canadian Bankers Acceptance Rate Curve	Receiving	4.00%	12/17/2013	CAD	2,770	(13)
	6-Month Canadian Bankers Acceptance Rate Curve	Receiving	4.00%	12/17/2013	CAD	2,060	6
Royal Bank of Scotland	3-Month STIBOR	Paying	5.00%	12/17/2018	SEK	11,900	(3)
Group PLC	6-Month EURIBOR	Receiving	4.75%	12/17/2018	EUR	1,250	33
	3-Month LIBOR	Paying	5.00%	12/17/2038		3,630	1
	6-Month EURIBOR	Receiving	5.00%	12/17/2038	EUR	2,650	38
UBS Warburg LLC	3-Month LIBOR	Receiving	4.75%	12/17/2013		4,250	11
	1-Month LIBOR	Paying	5.25%	12/17/2013	GBP	790	(2)
	6-Month Japan LIBOR Yen	Paying	1.50%	12/17/2013	JPY	695,000	(52)
	6-Month Japan LIBOR Yen	Paying	1.50%	12/17/2013	JPY	87,000	5
	6-Month Japan LIBOR Yen	Receiving	1.50%	12/17/2013	JPY	109,000	(5)
	6-Month Japan LIBOR Yen	Receiving	1.50%	12/17/2013	JPY	154,000	(2)
	6-Month Japan LIBOR Yen	Receiving	2.10%	06/13/2018	JPY	997,000	(1,246)
	3-Month LIBOR	Receiving	5.00%	12/17/2038		4,580	57
							$ (1,812)

JNL/Goldman Sachs Short Duration Bond Fund
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Bank of America N.A.		3-Month LIBOR	Paying	5.00%	12/17/2028		1,000	$ (15)
Deutsche Bank AG		3-Month LIBOR	Paying	4.75%	12/17/2018		1,100	14
		3-Month LIBOR	Receiving	5.00%	12/17/2028		1,100	(21)
		3-Month LIBOR	Receiving	3.66%	01/07/2011		4,820	21
		3-Month LIBOR	Paying	4.49%	01/07/2016		4,200	(38)
		3-Month LIBOR	Receiving	5.02%	01/07/2039		1,150	4
		3-Month LIBOR	Receiving	3.16%	01/28/2011		4,840	70
		3-Month LIBOR	Paying	4.22%	01/28/2016		4,200	(106)
		3-Month LIBOR	Receiving	4.94%	01/28/2039		1,150	19
		3-Month LIBOR	Receiving	3.78%	12/24/2010		1,310	4
		3-Month LIBOR	Paying	4.52%	12/24/2015		1,150	(7)
		3-Month LIBOR	Receiving	5.01%	12/24/2038		310	1
		3-Month LIBOR	Receiving	3.87%	12/29/2010		2,860	1
		3-Month LIBOR	Receiving	4.00%	12/29/2010		1,980	(5)
		3-Month LIBOR	Paying	4.63%	12/29/2015		2,500	-
		3-Month LIBOR	Paying	4.75%	12/29/2015		1,700	11
		3-Month LIBOR	Receiving	5.12%	12/29/2038		690	(16)
		3-Month LIBOR	Receiving	5.21%	12/29/2038		480	(13)
JPMorgan Chase & Co.		3-Month LIBOR	Receiving	3.50%	12/17/2010		44,300	251
		3-Month LIBOR	Receiving	4.25%	12/17/2013		16,400	294
		3-Month LIBOR	Receiving	4.25%	12/17/2013		52,300	820
		3-Month LIBOR	Paying	4.50%	12/17/2015		15,700	(180)
		3-Month LIBOR	Paying	4.75%	12/17/2018		2,100	(15)
		3-Month LIBOR	Paying	4.75%	12/17/2018		3,000	21
		3-Month LIBOR	Receiving	4.75%	12/17/2018		500	10
		3-Month LIBOR	Receiving	4.75%	12/17/2018		700	-
		3-Month LIBOR	Receiving	4.75%	12/17/2018		1,800	14
		3-Month LIBOR	Receiving	4.75%	12/17/2023		900	(1)
		3-Month LIBOR	Receiving	4.75%	12/17/2023		4,600	43
		3-Month LIBOR	Paying	5.00%	12/17/2028		700	8
		3-Month LIBOR	Paying	5.00%	12/17/2028		1,800	3
		3-Month LIBOR	Receiving	5.00%	12/17/2028		2,000	17
								$ 1,209

JNL/PIMCO Real Return Fund
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Barclays Bank PLC		6-Month EURIBOR	Paying	5.00%	09/17/2010	EUR	2,900	$ 3
		6-Month EURIBOR	Receiving	5.00%	09/17/2018	EUR	700	3
	*	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	(296)
		28-Day Mexico Interbank TIIE	Paying	8.33%	02/14/2017	MXN	2,500	(21)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	1.95%	03/15/2012	EUR	300	(19)
		6-Month LIBOR	Receiving	5.00%	03/20/2018	GBP	1,600	48
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	1.96%	04/05/2012	EUR	500	(33)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	1.98%	04/30/2012	EUR	200	(14)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	2.07%	09/14/2012	EUR	1,600	(98)
		6-Month Australian Bank Bill	Paying	7.00%	12/15/2009	AUD	4,000	(37)
		6-Month Australian Bank Bill	Receiving	6.75%	12/15/2017	AUD	500	22
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	1,200	31
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	100	2
Citibank N.A.		3-Month LIBOR	Paying	5.00%	12/17/2018		200	-
		3-Month LIBOR	Receiving	5.00%	12/17/2038		38,400	31
		3-Month Australian Bank Bill	Paying	7.00%	09/15/2009	AUD	24,300	(157)
		28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	1,200	(11)
		28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	9,100	(86)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Interest Rate Swap Agreements (in thousands): (continued)

JNL/PIMCO Real Return Fund (continued)
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Credit Suisse First Boston		6-Month LIBOR	Paying	5.00%	09/15/2010	GBP	3,400	$ (100)
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	1,400	33
Deutsche Bank AG		6-Month LIBOR	Paying	6.00%	03/20/2012	GBP	4,300	(91)
		6-Month LIBOR	Paying	5.00%	03/20/2013	GBP	900	(91)
		6-Month Australian Bank Bill	Paying	7.00%	06/15/2010	AUD	700	(12)
Goldman Sachs & Co.		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	2.00%	03/15/2012	EUR	8,500	(514)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Receiving	2.00%	03/15/2012	EUR	500	(31)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Receiving	2.00%	03/15/2012	EUR	100	(6)
		6-Month LIBOR	Paying	5.00%	03/20/2013	GBP	5,000	(496)
		6-Month LIBOR	Receiving	5.00%	09/15/2015	GBP	1,000	68
		CPURNSA Index	Paying	2.97%	03/05/2018		1,000	(5)
		28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	4,500	(39)
		28-Day Mexico Interbank TIIE	Paying	8.17%	11/04/2016	MXN	11,000	(98)
JPMorgan Chase & Co.		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Receiving	1.95%	03/15/2012	EUR	300	(19)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Receiving	1.95%	03/15/2012	EUR	400	(26)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Receiving	1.96%	04/10/2012	EUR	100	(7)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	1.96%	04/10/2012	EUR	200	(13)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	1.96%	04/10/2012	EUR	300	(20)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Receiving	1.96%	04/10/2012	EUR	200	(13)
		6-Month EURIBOR	Paying	5.00%	06/18/2034	EUR	749	12
		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	5,000	(443)
Lehman Brothers, Inc.		3-Month LIBOR	Receiving	5.00%	12/17/2023		3,300	(19)
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	10,200	(310)
Merrill Lynch & Co., Inc.		3-Month LIBOR	Receiving	5.00%	12/17/2023		15,600	277
		3-Month LIBOR	Receiving	5.00%	12/17/2023		5,500	(56)
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	22,000	(618)
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	(127)
Morgan Stanley		3-Month LIBOR	Receiving	5.00%	12/117/2023		14,400	194
		3-Month LIBOR	Receiving	4.00%	12/17/2010		48,300	284
		3-Month LIBOR	Paying	5.00%	12/17/2018		13,000	54
		3-Month LIBOR	Paying	5.00%	12/17/2018		15,200	33
		CPURNSA Index	Paying	2.98%	03/05/2018		1,200	(8)
		6-Month EURIBOR	Paying	4.50%	06/18/2034	EUR	10,000	9
		6-Month Australian Bank Bill	Paying	7.00%	12/15/2009	AUD	4,000	(37)

Royal Bank of Scotland Group PLC		6-Month Australian Bank Bill	Receiving	6.75%	12/15/2017	AUD	500	22
		3-Month LIBOR	Receiving	4.00%	12/17/2010		51,700	178
		3-Month LIBOR	Paying	4.00%	12/17/2013		2,800	(1)
		3-Month LIBOR	Receiving	5.00%	12/17/2023		1,400	9
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	1.96%	03/28/2012	EUR	100	(7)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	1.95%	03/30/2012	EUR	300	(20)
		United Kingdon RP Index	Paying	3.44%	09/10/2027	GBP	400	(70)
		6-Month LIBOR	Paying	5.00%	09/15/2010	GBP	1,200	(34)
		6-Month LIBOR	Paying	5.00%	09/15/2010	GBP	1,300	(37)
UBS Warburg LLC		United Kingdon RP Index	Paying	3.49%	12/06/2027	GBP	2,500	(390)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,100	(68)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,100	(67)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	2,400	(147)
	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,000	(17)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/12/2012	BRL	1,200	(74)
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	39,000	(156)
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	39,800	(170)
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	61,500	(137)
		6-Month Australian Bank Bill	Receiving	7.00%	03/15/2019	AUD	10,600	211
								$ (3,842)

JNL/PIMCO Total Return Bond Fund
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Barclays Bank PLC		6-Month LIBOR	Paying	6.00%	03/20/2009	GBP	3,300	$ 79
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	2,500	(12)
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	900	(6)
	*	Brazil Interbank Deposit Rate	Paying	11.36%	01/04/2010	BRL	4,000	(110)
		Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,100	(30)
		Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,600	(41)
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	59
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	55
		6-Month LIBOR	Paying	6.00%	12/20/2008	GBP	5,800	(26)

The accompanying notes area an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Interest Rate Swap Agreements (in thousands): (continued)

JNL/PIMCO Total Return Bond Fund (continued)
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[1]	(Depreciation)
Citibank N.A.		3-Month LIBOR	Receiving	5.00%	12/17/2038		1,500	$ 8
		3-Month LIBOR	Receiving	5.00%	12/17/2038		300	(6)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		1,500	(15)
Credit Suisse First Boston		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	700	(6)
Deutsche Bank AG		6-Month Australian Bank Bill	Paying	7.00%	03/20/2013	AUD	3,100	(107)
		6-Month Australian Bank Bill	Receiving	6.50%	03/20/2018	AUD	4,200	88
		6-Month LIBOR	Paying	5.00%	09/18/2009	GBP	45,800	(649)
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	1,400	(28)
		6-Month LIBOR	Paying	6.00%	12/20/2008	GBP	3,500	(16)
Goldman Sachs & Co.		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	2.00%	03/15/2012	EUR	8,100	(608)
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	6,900	(60)
		6-Month LIBOR	Paying	6.00%	06/19/2009	GBP	17,500	(31)
	*	Brazil Interbank Deposit Rate	Paying	11.47%	01/04/2010	BRL	1,000	(26)
		French-Excluding Tobacco-Non-Revised
		Consumer Price Index	Paying	1.96%	03/20/2012	EUR	600	(39)
		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	500	(136)
		6-Month LIBOR	Receiving	5.50%	12/15/2036	GBP	1,200	(57)
		6-Month LIBOR	Paying	6.00%	12/19/2009	GBP	1,600	2
		6-Month LIBOR	Receiving	5.00%	12/19/2037	GBP	200	(18)
HSBC Bank USA		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	3,000	(290)
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	60
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	500	67
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	20
Lehman Brothers, Inc.		3-Month LIBOR	Paying	4.00%	12/17/2010		7,200	(47)
		3-Month LIBOR	Receiving	5.00%	12/17/2028		2,200	(7)
		6-Month LIBOR	Paying	4.50%	09/20/2009	GBP	3,800	(192)
Merrill Lynch & Co., Inc.		3-Month LIBOR	Paying	4.00%	12/17/2010		7,000	(22)
		3-Month LIBOR	Receiving	5.00%	12/17/2023		3,900	69
		3-Month LIBOR	Receiving	5.00%	12/17/2028		5,900	(151)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		3,600	(55)
	*	Brazil Interbank Deposit Rate	Paying	12.95%	01/04/2010	BRL	1,400	(11)
	*	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	(177)
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	(154)
	*	Brazil Interbank Deposit Rate	Paying	11.43%	01/04/2010	BRL	2,600	(69)
	*	ICAP CMM FRA	Receiving	5.00%	02/20/2009		3,300	22
	*	ICAP CMM FRA	Receiving	5.50%	05/21/2009		4,000	88
		6-Month LIBOR	Receiving	4.00%	12/15/2035	GBP	100	4
Morgan Stanley	*	Brazil Interbank Deposit Rate	Paying	12.67%	01/04/2010	BRL	1,600	(16)
	*	Brazil Interbank Deposit Rate	Paying	12.67%	01/04/2010	BRL	1,600	9
		3-Month LIBOR	Paying	4.00%	06/17/2010		74,200	279
		3-Month LIBOR	Paying	4.00%	06/17/2010		14,400	70
		3-Month LIBOR	Receiving	5.00%	12/17/2018		6,800	135
		3-Month LIBOR	Receiving	5.00%	12/17/2018		3,700	(10)
		3-Month LIBOR	Receiving	5.00%	12/17/2018		1,800	(23)
		3-Month LIBOR	Receiving	5.00%	12/17/2028		3,600	38
		3-Month LIBOR	Receiving	5.00%	12/17/2028		3,900	(55)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		2,400	(37)
	*	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,800	(18)
	*	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,500	(16)

Royal Bank of Scotland		3-Month LIBOR	Paying	4.00%	06/17/2010		19,600	88
Group PLC		3-Month LIBOR	Paying	4.00%	12/17/2010		1,500	(6)
		3-Month LIBOR	Receiving	5.00%	12/17/2018		2,400	(29)
		3-Month LIBOR	Receiving	5.00%	12/17/2028		2,100	(14)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		5,400	(156)
		6-Month LIBOR	Paying	6.00%	03/20/2009	GBP	3,100	96
		6-Month LIBOR	Paying	6.00%	06/19/2009	GBP	5,000	(11)
		6-Month LIBOR	Receiving	5.50%	12/15/2036	GBP	300	(17)
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	300	46
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	300	45
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	60
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	400	58
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	300	34
		6-Month LIBOR	Receiving	4.00%	12/15/2036	GBP	600	33
		Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,600	(17)
UBS Warburg LLC	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,600	(17)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	4,800	(216)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	(86)
	*	3-Month Australian Bank Bill	Paying	7.00%	09/15/2009	AUD	29,400	(285)
		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	2,300	(1)
		6-Month Australian Bank Bill	Paying	7.50%	03/15/2011	AUD	15,200	(153)
								$ (2,773)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Credit Default Swap Agreements (in thousands):

JNL/Goldman Sachs Core Plus Bond Fund						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Deutsche Bank AG	ABX.HE.AAA.07-1	Sold	0.09%	08/25/2037	$ (7,750)	$ (2,135)

JNL/PIMCO Real Return Bond Fund
						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Morgan Stanley	Amercan Electric Power	Purchased	0.47%	06/20/2015	$ 500	$ 5
Deutsche Bank AG	American International Group, Inc.	Sold	1.99%	03/20/2013	(1,000)	(6)
Goldman Sachs & Co.	Autozone, Inc.	Purchased	0.38%	12/20/2012	300	6
Credit Suisse International	Bear Stearns Co.	Purchased	0.76%	12/20/2017	1,000	21
BNP Paribas Bank	Bear Stearns Co.	Purchased	2.18%	03/20/2018	1,000	(85)
Citibank N.A.	Capital One Financial Corp.	Purchased	1.20%	09/20/2012	1,600	172
JPMorgan Chase & Co.	CDX.HY.9	Sold	6.45%	12/20/2012	(400)	18
Royal Bank of Scotland
Group PLC	CDX.IG.9	Purchased	0.60%	12/20/2012	5,900	113
Barclays Bank PLC	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	1,089	73
JPMorgan Chase & Co.	CDX.NA.HY.8	Sold	2.50%	06/20/2012	(100)	(5)
Lehman Brothers, Inc.	CDX.NA.HY.8	Sold	2.30%	06/20/2012	(600)	(36)
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	572	41
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	2,200	168
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Sold	2.46%	06/20/2012	(200)	(11)
Morgan Stanley	CDX.NA.HY.8	Purchased	2.75%	06/20/2012	990	67
Merrill Lynch & Co., Inc.	CDX.NA.HY.9	Sold	6.69%	12/20/2012	(200)	11
Morgan Stanley	CDX.NA.HY.9	Sold	6.57%	12/20/2012	(400)	20
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	11,000	37
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,400	5
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	6,300	3
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,400	2
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,600	2
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,800	8
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	9,900	42
Merrill Lynch International	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,200	(2)
Barclays Bank PLC	CDX.NA.IG.10	Purchased	1.50%	06/20/2018	3,000	97
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.50%	06/20/2018	2,200	47
Deutsche Bank AG	CDX.NA.IG.9	Sold	0.60%	12/20/2012	(400)	3
Goldman Sachs & Co.	CDX.NA.IG.9	Sold	0.60%	12/20/2012	(8,000)	72
Lehman Brothers, Inc.	CDX.NA.IG.9	Purchased	0.60%	12/20/2012	1,200	28
Lehman Brothers, Inc.	CDX.NA.IG.9	Purchased	0.60%	12/20/2012	4,800	137
Merrill Lynch & Co., Inc.	CDX.NA.IG.9	Purchased	0.60%	12/20/2012	4,000	155
Merrill Lynch & Co., Inc.	CDX.NA.IG.9	Purchased	0.60%	12/20/2012	3,300	114
Barclays Bank PLC	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	5,100	212
Barclays Bank PLC	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	1,700	60
Goldman Sachs & Co.	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	6,300	245
Lehman Brothers, Inc.	CDX.NA.IG.9	Purchased	0.80%	12/20/2017	2,900	135
Credit Suisse First Boston	Chesapeake Energy Corp.	Sold	1.04%	06/20/2012	(100)	(3)
Credit Suisse First Boston	Chesapeake Energy Corp.	Sold	1.01%	06/20/2012	(100)	(3)
Credit Suisse First Boston	Chesapeake Energy Corp.	Sold	0.97%	06/20/2012	(100)	(3)
Credit Suisse First Boston	Chesapeake Energy Corp.	Sold	1.01%	06/20/2012	(300)	(10)
Lehman Brothers, Inc.	Chesapeake Energy Corp.	Sold	1.38%	09/20/2012	(200)	(5)
BNP Paribas Bank	Citigroup Inc.	Purchased	0.90%	06/20/2018	400	16
UBS Warburg LLC	Citigroup Inc.	Purchased	0.85%	06/20/2018	500	22
JPMorgan Chase & Co.	Constellation Energy	Purchased	0.67%	06/20/2012	2,600	49
JPMorgan Chase & Co.	Constellation Energy	Purchased	0.96%	06/20/2015	100	233
UBS Warburg LLC	Dominion Resources Inc.	Purchased	0.59%	03/20/2014	1,000	1

Credit Suisse First Boston	Federal Home Loan Mortgage Corp.	Sold	0.56%	12/20/2012	(400)	(1)
Royal Bank of Scotland Group PLC	Federal Home Loan Mortgage Corp.	Sold	0.56%	12/20/2012	(400)	(1)
Lehman Brothers, Inc.	Federal National Mortgage Association	Sold	0.56%	12/20/2012	(200)	-
Barclays Bank PLC	Ford Motor Credit Company LLC	Sold	3.80%	09/20/2012	(100)	(23)
JPMorgan Chase & Co.	Ford Motor Credit Company LLC	Sold	3.85%	09/20/2012	(100)	(23)
Morgan Stanley	Ford Motor Credit Company LLC	Sold	3.80%	09/20/2012	(200)	(47)
Citibank N.A.	GATX Corporation	Purchased	1.07%	03/20/2016	1,000	77
Credit Suisse First Boston	Gazprom	Sold	1.00%	11/20/2008	(1,800)	2
Barclays Bank PLC	Genworth Financial, Inc.	Purchased	0.96%	06/20/2018	500	52
Deutsche Bank AG	Genworth Financial, Inc.	Purchased	0.98%	06/20/2018	800	82
Morgan Stanley	GMAC LLC	Sold	6.85%	06/20/2012	(400)	(85)
Deutsche Bank AG	GMAC LLC	Purchased	4.25%	09/20/2008	100	2
Goldman Sachs & Co.	GMAC LLC	Purchased	5.20%	09/20/2008	1,600	32
Barclays Bank PLC	GMAC LLC	Sold	3.05%	09/20/2012	(100)	(30)
Goldman Sachs & Co.	GMAC LLC	Sold	3.05%	09/20/2012	(300)	(91)
JPMorgan Chase & Co.	GMAC LLC	Sold	5.40%	09/20/2012	(800)	(200)
JPMorgan Chase & Co.	GMAC LLC	Sold	5.45%	09/20/2012	(800)	(199)
UBS Warburg LLC	GMAC LLC	Purchased	4.85%	09/20/2012	300	79
Barclays Bank PLC	Goldman Sachs Group, Inc.	Sold	0.77%	09/20/2012	(200)	(4)
Credit Suisse First Boston	Goldman Sachs Group, Inc.	Sold	0.74%	09/20/2012	(200)	(4)
BNP Paribas Bank	Goldman Sachs Group, Inc.	Purchased	0.39%	12/20/2012	1,100	41
Citibank N.A.	Goldman Sachs Group, Inc.	Purchased	0.40%	12/20/2012	800	30
Deutsche Bank AG	Home Depot Corp.	Purchased	1.57%	03/20/2016	1,250	(18)
BNP Paribas Bank	International Lease Finance Corporation	Purchased	1.60%	12/20/2013	500	29
Goldman Sachs & Co.	Kohl's Corporation	Purchased	0.59%	12/20/2012	300	8
BNP Paribas Bank	Lehman Brothers Holdings, Inc.	Sold	1.12%	09/20/2012	(100)	(7)
BNP Paribas Bank	Lehman Brothers Holdings, Inc.	Sold	1.20%	09/20/2012	(100)	(6)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc.	Sold	0.70%	09/20/2012	(200)	(16)
Royal Bank of Scotland
Group PLC	Lehman Brothers Holdings, Inc.	Sold	0.66%	09/20/2012	(200)	(16)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Credit Default Swap Agreements (in thousands): (continued)

JNL/Pimco Real Return Bond Fund (continued)

						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Deutsche Bank AG	Macy's Corp.	Purchased	2.10%	09/20/2017	$ 1,000	$ 21
Deutsche Bank AG	Marsh & McLennan Companies, Inc.	Purchased	0.60%	09/20/2015	1,000	10
Goldman Sachs & Co.	Nordstrom Inc.	Purchased	0.36%	12/20/2012	300	8
Citibank N.A.	Omnicom Group	Purchased	0.94%	06/20/2016	1,250	(22)
JPMorgan Chase & Co.	Pearson	Purchased	0.83%	06/20/2014	1,000	(4)
Morgan Stanley	Prologis Trust	Purchased	1.32%	06/20/2018	900	51
Barclays Bank PLC	REXAM PLC	Purchased	1.45%	06/20/2013	700	7
Citibank N.A.	RH Donnelley Corp.	Sold	3.40%	09/20/2012	(300)	(95)
Royal Bank of Scotland						8
Group PLC	Simon Property	Purchased	1.01%	12/20/2015	500
Morgan Stanley	Simon Property	Purchased	0.89%	06/20/2018	2,500	78
Morgan Stanley	Staples, Inc.	Purchased	0.53%	12/20/2012	300	8
Goldman Sachs & Co.	Telecom Italia SPA	Purchased	1.55%	06/20/2018	600	4
Citibank N.A.	The Bear Stearns Companies, Inc.	Sold	0.72%	09/20/2012	(200)	(2)
JPMorgan Chase & Co.	The Bear Stearns Companies, Inc.	Sold	0.72%	09/20/2012	(200)	(2)
Morgan Stanley	The Black & Decker Corporation	Purchased	0.49%	12/20/2012	300	9
Morgan Stanley	The Sherwin Williams Co.	Purchased	0.29%	12/20/2012	300	8
Goldman Sachs & Co.	The TJX Companies, Inc.	Purchased	0.38%	12/20/2012	300	1
Morgan Stanley	VF Corporation	Purchased	0.25%	12/20/2012	300	5
JPMorgan Chase & Co.	Waste Management	Purchased	0.79%	03/20/2018	1,100	3
Morgan Stanley	Whirlpool Corp.	Purchased	0.49%	12/20/2012	300	8
						$ 2,038

JNL/PIMCO Total Return Bond Fund
						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Lehman Brothers, Inc.	CDX.EM.9	Sold	2.65%	06/20/2013	$ (1,100)	$ 7
Lehman Brothers, Inc.	CDX.EM.9	Sold	2.65%	06/20/2013	(1,000)	8
Barclays Bank PLC	CDX.EM.9	Sold	2.65%	06/20/2013	(500)	3
Lehman Brothers, Inc.	CDX.EM.9	Sold	2.65%	06/20/2013	(1,800)	-
Lehman Brothers, Inc.	CDX.EM.9	Sold	2.65%	06/20/2013	(800)	3
Lehman Brothers, Inc.	CDX.EM.9	Sold	2.65%	06/20/2013	(800)	2
Morgan Stanley	CDX.EM.9	Sold	2.65%	06/20/2013	(500)	1
Citibank N.A.	CDX.NA.HY.8	Sold	0.36%	06/20/2012	(5,000)	(182)
Citibank N.A.	CDX.NA.HY.8	Sold	0.40%	06/20/2012	(1,000)	(35)
Citibank N.A.	CDX.NA.HY.8	Sold	2.14%	06/20/2012	(800)	(52)
Merrill Lynch & Co., Inc.	CDX.NA.HY.8	Sold	1.83%	06/20/2012	(1,000)	(76)
Morgan Stanley	CDX.NA.HY.8	Sold	2.08%	06/20/2012	(1,000)	(67)
Barclays Bank PLC	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,500	(2)
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	4,900	5
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	3,900	5
Deutsche Bank AG	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	3,800	3
Deutsche Bank AG	CDX.NA.IG.10	Sold	0.53%	06/20/2013	(1,400)	7
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	7,100	110
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,700	12
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	1,200	6
Goldman Sachs & Co.	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	15,500	64
Goldman Sachs & Co.	CDX.NA.IG.10	Sold	0.46%	06/20/2013	(1,800)	4
Morgan Stanley	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	18,300	76
Morgan Stanley	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	2,000	7
Morgan Stanley	CDX.NA.IG.10	Purchased	1.55%	06/20/2013	(500)	2
Deutsche Bank AG	CDX.NA.IG.9	Sold	0.71%	12/20/2012	(7,400)	98
Goldman Sachs & Co.	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(2,200)	147
Morgan Stanley	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(1,100)	64
Morgan Stanley	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(4,100)	262
Morgan Stanley	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(1,500)	124
Morgan Stanley	CMBX.NA.AAA.3	Sold	0.08%	12/13/2049	(1,200)	90
Royal Bank of Scotland
Group PLC	Deutsche Bank	Sold	0.55%	12/20/2008	(7,400)	8
Barclays Bank PLC	Federal Home Loan Mortgage Corp.	Sold	0.72%	03/20/2013	(2,600)	12
Barclays Bank PLC	Ford Motor Credit Company LLC	Sold	5.65%	09/20/2012	(500)	(94)
Goldman Sachs & Co.	Ford Motor Credit Company LLC	Sold	3.85%	09/20/2012	(200)	(46)
Lehman Brothers, Inc.	Ford Motor Credit Company LLC	Sold	6.10%	09/20/2012	(7,500)	(1,329)
UBS Warburg LLC	Ford Motor Credit Company LLC	Sold	6.20%	09/20/2012	(2,600)	(455)
Morgan Stanley	Gazprom	Sold	2.18%	02/20/2013	(700)	6
UBS Warburg LLC	Gazprom	Sold	2.18%	02/20/2013	(1,000)	9
HSBC Bank USA	Gazprom	Sold	0.36%	05/20/2009	(1,000)	(17)
HSBC Bank USA	Gazprom	Sold	0.97%	11/20/2008	(700)	(3)
HSBC Bank USA	Gazprom	Sold	1.25%	12/20/2008	(1,900)	3
Morgan Stanley	General Electric Capital Corporation	Sold	0.95%	01/20/2009	(1,100)	(1)
Citibank N.A.	General Electric Capital Corporation	Sold	0.75%	03/20/2009	(1,300)	(4)
Goldman Sachs & Co.	General Electric Capital Corporation	Sold	0.83%	12/20/2009	(200)	(1)
Goldman Sachs & Co.	General Electric Capital Corporation	Sold	0.90%	12/20/2010	(300)	(4)
BNP Paribas Bank	General Electric Capital Corporation	Sold	0.78%	03/20/2011	(700)	(12)
Deutsche Bank AG	General Electric Capital Corporation	Sold	0.80%	06/20/2011	(3,700)	(67)
Goldman Sachs & Co.	General Motors Corporation	Sold	8.90%	03/20/2013	(1,700)	(396)
Goldman Sachs & Co.	General Motors Corporation	Sold	9.05%	03/20/2013	(1,500)	(344)
Lehman Brothers, Inc.	General Motors Corporation	Sold	8.55%	03/20/2013	(5,900)	(1,424)
Morgan Stanley	GMAC LLC	Sold	0.97%	09/20/2008	(8,000)	(244)
Merrill Lynch & Co., Inc.	GMAC LLC	Sold	1.85%	09/20/2009	(1,000)	(144)
Deutsche Bank AG	GMAC LLC	Sold	4.00%	09/20/2012	(2,400)	(674)
Goldman Sachs & Co.	GMAC LLC	Sold	3.20%	09/20/2012	(100)	(30)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Credit Default Swap Agreements (in thousands): (continued)

JNL/PIMCO Total Return Bond Fund (continued)
						Unrealized
		Purchase/Sell		Expiration	Notional	Appreciation/
Counterparty	Reference Obligation	Protection[2]	Fixed Rate	Date	Amount[1]	(Depreciation)
Royal Bank of Scotland
Group PLC	Lehman Brothers Holdings, Inc.	Sold	0.30%	09/20/2008	$ (300)	$ (3)
Merrill Lynch & Co., Inc.	Rederative Republic of Brazil	Sold	1.95%	04/20/2016	(100)	4
Lehman Brothers, Inc.	Republic of Indonesia	Sold	0.40%	12/20/2008	(500)	(1)
Royal Bank of Scotland
Group PLC	Republic of Indonesia	Sold	0.39%	12/20/2008	(2,000)	(3)
Royal Bank of Scotland
Group PLC	Republic of Indonesia	Sold	0.40%	12/20/2008	(3,000)	(5)
Morgan Stanley	Republic of Panama	Sold	0.75%	01/20/2012	(200)	(2)
JPMorgan Chase & Co.	Republic of Panama	Sold	1.25%	01/20/2017	(200)	(5)
JPMorgan Chase & Co.	Republic of Panama	Sold	1.20%	01/20/2017	(200)	(6)
Barclays Bank PLC	SLM Corporation	Sold	5.10%	06/20/2009	(300)	1
BNP Paribas Bank	SLM Corporation	Sold	5.50%	03/20/2009	(2,300)	(1)
Citibank N.A.	SLM Corporation	Sold	4.85%	03/20/2013	(1,700)	27
HSBC Bank USA	Ukraine	Sold	0.73%	04/20/2009	(3,400)	(25)
JPMorgan Chase & Co.	United Mexican States	Sold	0.92%	03/20/2016	(500)	(10)
						$ (4,584)

Summary of Spread Lock Swap Agreements (in thousands):

JNL/PIMCO Total Return Bond Fund		Paying/
		Receiving					Unrealized
		Spread Lock		Effective	Expiration	Notional	Appreciation/
Counterparty	Spread Lock Rate	Rate	Floating Rate	Date	Date	Amount[1]	(Depreciation)
BNP Paribas Bank	2 Year U.S. Treasury Note plus 0.7625%	Receiving	3-Month LIBOR	02/09/2009	02/09/2014	$ 9,600	$ (52)
BNP Paribas Bank	2 Year U.S. Treasury Note plus 0.71%	Receiving	3-Month LIBOR	02/09/2009	02/09/2011	4,800	(18)
$ (70)

* Swap agreement fair valued in good faith in accordance with procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as
Level 2 or Level 3 for SFAS No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 note.
[1] Notional Amount is stated in USD unless otherwise noted.
2 If the Fund has sold protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the purchaser of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a purchaser of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Investments by Country*:
			JNL/Capital		JNL/Capital	JNL/Credit
	JNL/AIM	JNL/AIM	Guardian	JNL/Capital	Guardian	Suisse Global	JNL/Franklin
	International	Large Cap	Global	Guardian	International	Natural	Templeton
	Growth	Growth	Balanced	Global Diversified	Small Cap	Resources	Global
	Fund	Fund	Fund	Research Fund	Fund	Fund	Growth Fund

Argentina	- %	- %	- %	- %	0.1%	- %	- %
Australia	2.9	0.9	1.4	2.0	7.2	2.0	-
Austria	-	-	0.2	0.2	-	0.2	1.1
Bahrain	-	-	-	-	-	-	-
Belgium	2.3	-	0.1	-	1.3	1.6	-
Bermuda	-	3.7	0.2	-	2.3	-	2.7
Brazil	1.3	0.8	0.5	-	1.0	3.2	-
Canada	4.4	0.9	7.1	4.3	16.2	12.5	-
Chile	-	-	0.2	-	-	-	-
China	-	-	0.6	0.8	-	-	-
Colombia	-	-	0.1	-	-	-	-
Denmark	1.5	-	0.2	-	1.1	-	-
Egypt	-	-	0.4	-	-	-	-
Finland	0.6	1.6	0.1	-	0.2	1.5	0.3
France	5.7	-	6.0	6.9	1.9	2.3	7.4
Germany	13.0	-	7.6	2.3	5.7	6.0	6.7
Greece	0.8	-	-	-	0.5	-	-
Hong Kong	5.3	1.3	0.5	1.6	1.4	-	0.2
Hungary	-	-	-	-	-	-	-
India	2.1	-	0.4	-	-	-	0.2
Indonesia	1.7	-	0.2	0.7	-	-	-
Ireland	0.9	-	0.4	1.8	0.2	0.3	0.2
Israel	2.2	0.8	0.6	-	-	-	-
Italy	2.7	-	-	-	3.1	2.6	3.7
Japan	9.3	-	11.4	11.0	28.9	2.5	5.4
Luxembourg	-	-	0.7	1.3	0.6	6.3	-
Kazakhstan	-	-	-	-	-	1.0	-
Malaysia	-	-	0.8	-	0.1	-	-
Mexico	3.4	1.4	2.2	1.3	-	-	-
Netherlands	2.8	1.6	2.6	4.1	1.8	0.9	3.8
New Zealand	-	-	-	-	-	-	-
Norway	1.1	-	0.5	-	2.3	2.7	0.4
Panama	-	-	0.1	-	-	-	-
Philippines	-	-	-	-	-	-	-
Poland	-	-	0.9	-	-	-	-
Portugal	-	-	-	-	-	-	-
Russia	-	-	1.8	1.9	0.8	3.4	0.8
Singapore	3.2	-	1.2	-	2.1	-	1.4
South Africa	0.6	-	0.1	-	0.4	2.7	-
South Korea	1.0	-	0.5	-	2.7	-	3.2
Spain	2.5	-	1.6	-	-	-	0.9
Sweden	-	-	1.4	1.1	1.9	1.0	1.0
Switzerland	9.9	5.4	3.5	6.3	1.2	1.9	3.1
Taiwan	2.4	-	0.7	2.7	-	-	1.9
Thailand	-	-	0.3	1.3	-	-	-
Turkey	0.5	-	0.1	-	-	-	0.2
United Arab Emirates	-	-	0.1	-	0.3	-	-
United Kingdom	15.3	1.6	5.8	9.5	14.7	29.1	15.3
United States	0.6	80.0	36.9	38.9	-	16.3	40.1

Total
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

*The Funds presented in the above table are those which have greater than 10% of their portfolios invested in non-U.S. securities or greater than 5% of their portfolio in one country outside of the U.S. at June 30, 2008. Percentages represents to the Funds' total long-term investments.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Investments by Country*: (continued)

				JNL/Mellon				JNL/ T. Rowe
	JNL/Franklin		JNL/Lazard	Capital	JNL/	JNL/PAM	JNL/PAM	Price
	Templeton	JNL/JPMorgan	Emerging	Management	Oppenheimer	Asia	China-	Established
	Mutual	International	Markets	International	Global Growth	ex-Japan	India	Growth
	Shares Fund	Value Fund	Fund	Index Fund	Fund	Fund	Fund	Fund

Argentina	- %	- %	- %	- %	- %	- %	- %	- %
Australia	-	1.1	-	6.8	0.1	-	-	1.4
Austria	-	-	-	0.7	-	-	-	-
Bahrain	-	-	0.6	-	-	-	-	-
Belgium	1.2	-	-	1.2	-	-	-	-
Bermuda	-	-	1.5	-	0.3	-	-	2.3
Brazil	-	-	16.9	-	1.3	-	-	2.8
Canada	0.5	-	-	-	1.6	-	-	2.7
Chile	-		-	-	-	-	-	-
China	-	-	-	-	-	12.1	26.1	0.7
Colombia	-	-	-	-	-	-	-	-
Denmark	2.4	-	-	1.1	-	-	-	-
Egypt	-	-	3.8	-	-	-	-	-
Finland	-	1.1	-	1.6	1.5	-	-	-
France	4.2	18.1	-	9.6	5.8	-	-	2.1
Germany	5.6	11.2	-	9.0	7.3	-	-	-
Greece	-	1.2	-	0.7	-	-	-	-
Hong Kong	0.2	1.5	0.2	2.1	-	21.2	30.9	-
Hungary	-	-	0.6	-	-	-	-	-
India	-	-	7.7	-	2.7	7.4	43.0	1.3
Indonesia	-	-	5.0	-	-	8.2	-	-
Ireland	-	-	-	0.6	-	-	-	0.6
Israel	-	1.0	4.1	-	-	-	-	-
Italy	0.9	3.0	-	3.8	1.0	-	-	-
Japan	1.0	19.0	-	21.4	12.6	-	-	1.9
Luxembourg	-	0.7	3.6	0.9	-	-	-	-
Kazakhstan	-	-	-	-	-	-	-	-
Malaysia	-	-	1.7	-	-	2.3	-	-
Mexico	-	-	6.5	-	2.9	-	-	1.3
Netherlands	3.7	9.8	-	3.8	2.9	-	-	-
New Zealand	-	-	-	0.1	-	-	-	-
Norway	2.4	-	-	1.1	0.6	-	-	-
Panama	-	-	-	-	-	-	-	-
Philippines	-	-	2.2	-	-	2.8	-	-
Poland	-	-	-	-	-	-	-	-
Portugal	-	-	-	0.3	-	-	-	-
Russia	-	-	5.7	-	-	-	-	0.9
Singapore	0.7	0.8	0.9	1.2	-	6.6	-	-
South Africa	-	-	13.4	-	-	-	-	0.6
South Korea	1.0	1.7	14.5	-	0.9	15.7	-	-
Spain	0.8	4.7	-	4.1	0.9	-	-	-
Sweden	0.8	-	1.5	2.1	7.1	-	-	-
Switzerland	2.9	3.3	-	7.5	3.6	-	-	1.3
Taiwan	-	2.6	5.4	-	2.3	21.2	-	0.5
Thailand	-	-	-	-	-	2.5	-	-
Turkey	-	-	4.2	-	-	-	-	-
United Arab Emirates	-	-	-	-	-	-	-	-
United Kingdom	6.5	19.2	-	20.2	11.1	-	-	0.3
United States	65.2	-	-	0.1	33.5	-	-	79.3

Total
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

*The Funds presented in the above table are those which have greater than 10% of their portfolios invested in non-U.S. securities or greater than 5% of their portfolio in one country outside of the U.S. at June 30, 2008. Percentages represents to the Funds' total long-term investments.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials

JNL/AIM International Growth Fund	16.6%	9.6%	7.5%	8.0%	11.5%	10.2%	6.9%	4.5%
JNL/AIM Large Cap Growth Fund	4.6	3.6	8.4	2.8	10.9	19.6	28.0	8.7
JNL/AIM Real Estate Fund	0.7	-	-	71.4	-	-	-	-
JNL/AIM Small Cap Growth Fund	9.5	2.1	8.3	4.5	13.5	14.0	19.5	2.8
JNL/Capital Guardian Global Balanced Fund	5.3	3.8	8.8	12.7	4.7	4.4	8.2	7.2
JNL/Capital Guardian Global Diversified Research Fund	7.9	4.8	13.1	15.9	8.7	8.5	10.3	10.1
JNL/Capital Guardian International Small Cap Fund	15.2	6.5	5.8	7.4	7.6	13.3	9.6	15.4
JNL/Capital Guardian U.S. Growth Equity Fund	9.9	5.6	4.9	6.2	14.6	8.4	24.2	2.1
JNL/Credit Suisse Global Natural Resources Fund	-	-	25.7	-	2.7	-	-	61.8
JNL/Credit Suisse Long/Short Fund	9.0	12.7	16.5	14.0	9.6	12.8	15.3	3.9
JNL/Eagle Core Equity Fund	15.8	11.0	5.7	16.1	16.1	10.8	16.8	-
JNL/Eagle SmallCap Equity Fund	10.0	0.6	9.1	5.4	14.8	14.0	16.6	3.4
JNL/Franklin Templeton Founding Strategy Fund	-	-	-	-	-	-	-	-
JNL/Franklin Templeton Global Growth Fund	14.9	1.4	8.8	13.0	12.1	12.2	16.7	0.8
JNL/Franklin Templeton Income Fund	10.8	0.1	12.4	23.2	8.2	3.6	6.5	1.4
JNL/Franklin Templeton Mutual Shares Fund	13.1	20.6	3.9	18.0	6.2	8.4	8.8	5.9
JNL/Franklin Templeton Small Cap Value Fund	15.8	0.8	7.0	10.7	1.3	19.8	3.2	10.1
JNL/Goldman Sachs Core Plus Bond Fund	2.0	0.5	3.3	11.3	0.1	0.3	0.2	0.4
JNL/Goldman Sachs Mid Cap Value Fund	8.9	5.5	12.7	17.5	4.0	5.9	6.6	5.2
JNL/Goldman Sachs Short Duration Bond Fund	0.6	-	-	17.5	-	-	0.3	-
JNL/JPMorgan International Value Fund	8.5	3.9	10.8	27.6	2.9	8.1	3.3	5.4
JNL/JPMorgan MidCap Growth Fund	8.7	1.2	10.5	7.6	10.4	15.3	15.5	2.4
JNL/JPMorgan U.S. Government & Quality Bond Fund	-	-	-	-	-	-	-	-
JNL/Lazard Emerging Markets Fund	11.4	8.9	6.9	17.1		7.0	11.5	12.9
JNL/Lazard Mid Cap Value Fund	8.9	7.7	10.6	13.3	7.5	10.1	10.7	5.2
JNL/Lazard Small Cap Value Fund	6.9	-	8.0	9.5	9.9	14.5	14.1	4.7
JNL/Mellon Capital Management 10 X 10 Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management Bond
Index Fund	1.3	1.0	1.2	8.3	0.9	0.8	0.5	0.5
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund	8.0	10.4	14.8	11.9	12.1	10.6	14.6	4.3
JNL/Mellon Capital Management Index 5 Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management International
Index Fund	8.4	6.9	7.8	21.0	6.1	10.0	4.4	9.6
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	8.8	2.3	8.3	11.0	7.7	12.9	11.0	6.4

JNL/Mellon Capital Management S&P 500
Index Fund	7.0	9.3	14.0	12.3	10.3	9.6	14.2	3.3
JNL/Mellon Capital Management Small Cap
Index Fund	8.9	2.3	6.6	13.3	9.6	12.0	12.6	3.3
JNL/Oppenheimer Global Growth Fund	15.7	8.0	5.7	10.3	6.1	11.6	23.0	-
JNL/PAM Asia ex-Japan Fund	2.8	3.1	10.2	34.3	-	11.9	15.7	6.3
JNL/PAM China-India Fund	4.3	1.9	20.2	21.2	-	12.3	11.3	5.4
JNL/PIMCO Real Return Fund	0.2	0.1	0.2	6.6	0.1	0.1	0.1	0.1
JNL/PIMCO Total Return Bond Fund	1.1	0.2	0.9	27.4	1.2	0.6	1.6	0.3
JNL/PPM America Core Equity Fund	10.3	8.4	12.7	16.5	9.9	9.1	13.7	5.2
JNL/PPM America High Yield Bond Fund	21.4	3.5	11.8	12.3	7.1	3.5	3.8	5.2
JNL/PPM America Mid Cap Value Fund	17.1	1.0	9.4	16.2	4.5	24.3	9.4	12.9
JNL/PPM America Small Cal Value Fund	22.3	3.2	7.5	11.3	3.8	21.2	8.9	7.2
JNL/PPM America Value Equity Fund	15.2	2.6	11.0	25.2	5.7	6.5	9.6	7.9
JNL/S&P Managed Conservative Fund	-	-	-	-	-	-	-	-
JNL/S&P Managed Moderate Fund	-	-	-	-	-	-	-	-
JNL/S&P Managed Moderate Growth Fund	-	-	-	-	-	-	-	-
JNL/S&P Managed Growth Fund	-	-	-	-	-	-	-	-
JNL/S&P Managed Aggressive Growth Fund	-	-	-	-	-	-	-	-
JNL/S&P Retirement Income Fund	-	-	-	-	-	-	-	-
JNL/S&P Retirement 2015 Fund	-	-	-	-	-	-	-	-
JNL/S&P Retirement 2020 Fund	-	-	-	-	-	-	-	-
JNL/S&P Retirement 2025 Fund	-	-	-	-	-	-	-	-
JNL/S&P Disciplined Moderate Fund	-	-	-	-	-	-	-	-
JNL/S&P Disciplined Moderate Growth Fund	-	-	-	-	-	-	-	-
JNL/S&P Disciplined Growth Fund	-	-	-	-	-	-	-	-
JNL/S&P Moderate Retirement Strategy Fund	-	-	-	-	-	-	-	-
JNL/S&P Moderate Growth Retirement Strategy Fund	-	-	-	-	-	-	-	-
JNL/S&P Growth Retirement Strategy Fund	-	-	-	-	-	-	-	-
JNL/S&P Competitive Advantage Fund	23.5	10.9	17.1	2.7	3.3	13.9	9.5	6.9
JNL/S&P Dividend Income & Growth Fund	7.1	8.6	10.7	2.7	7.6	8.0	9.5	8.2
JNL/S&P Intrinsic Value Fund	22.7	-	10.3	-	8.5	15.7	15.5	7.1
JNL/S&P Total Yield Fund	28.3	4.9	3.7	14.1	2.5	7.3	11.4	2.0
JNL/S&P 4 Fund	-	-	-	-	-	-	-	-
JNL/Select Balanced Fund	4.6	5.7	11.1	9.9	5.8	7.4	5.6	3.4
JNL/Select Money Market Fund	-	-	-	-	-	-	-	-
JNL/Select Value Fund	2.4	13.7	16.9	17.9	7.4	6.4	6.5	4.5
JNL/T. Rowe Price Established Growth Fund	7.8	6.1	11.0	5.8	15.7	7.0	22.5	5.4
JNL/T. Rowe Price Mid-Cap Growth Fund	10.8	1.0	8.3	4.7	12.4	11.4	18.3	1.5
JNL/T. Rowe Price Value Fund	15.8	6.8	13.9	15.0	9.1	9.1	9.0	3.2

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Investments by Sector (percentage of total investments): (continued)

					Non-U.S.			U.S.
					Government			Government
					Agency			Agency
					Asset-			Mortgage-
	Investment	Telecommunication		Government	Backed	Short-Term		Backed	Purchased
	Funds	Services	Utilities	Securities	Securities	Investments		Securities	Options	Total

JNL/AIM International Growth Fund	0.5%	6.2%	1.0%	-%	-%	17.5%		-%	-%	100.0%
JNL/AIM Large Cap Growth Fund	-	2.4	-	-	-	11.0		-	-	100.0
JNL/AIM Real Estate Fund	-	-	-	-	0.9	27.0		-	-	100.0
JNL/AIM Small Cap Growth Fund	-	0.8	0.6	-	-	24.4		-	-	100.0
JNL/Capital Guardian Global Balanced Fund	-	4.4	1.1	22.1	-	15.2	#	2.1	-	100.0
JNL/Capital Guardian Global Diversified Research Fund	-	4.7	1.6	-	-	14.4		-	-	100.0
JNL/Capital Guardian International Small Cap Fund	-	-	0.6	-	-	18.6		-	-	100.0
JNL/Capital Guardian U.S. Growth Equity Fund	-	1.7	0.3	-	-	22.1		-	-	100.0
JNL/Credit Suisse Global Natural Resources Fund	-	-	-	-	-	9.8		-	-	100.0
JNL/Credit Suisse Long/Short Fund	-	2.3	1.1	-	-	2.8		-	-	100.0
JNL/Eagle Core Equity Fund	-	3.3		-	-	4.4		-	-	100.0
JNL/Eagle SmallCap Equity Fund	-	-	-	-	-	26.1		-	-	100.0
JNL/Franklin Templeton Founding Strategy Fund	100.0	-	-	-	-	-		-	-	100.0
JNL/Franklin Templeton Global Growth Fund	-	6.8	-	-	-	13.3		-	-	100.0
JNL/Franklin Templeton Income Fund	-	2.3	14.4	-	-	12.8		4.3	-	100.0
JNL/Franklin Templeton Mutual Shares Fund	-	2.1	5.0	-	-	7.9		-	0.1	100.0
JNL/Franklin Templeton Small Cap Value Fund	-	-	1.0	-	-	30.3		-	-	100.0
JNL/Goldman Sachs Core Plus Bond Fund	-	1.5	0.3	6.0	19.5	6.6		48.0	-	100.0
JNL/Goldman Sachs Mid Cap Value Fund	-	1.4	12.7	-	-	19.6		-	-	100.0
JNL/Goldman Sachs Short Duration Bond Fund	-	1.2	-	9.3	25.0	14.3		31.8	-	100.0
JNL/JPMorgan International Value Fund	-	5.6	6.4	-	-	17.5		-	-	100.0
JNL/JPMorgan MidCap Growth Fund	-	1.5	1.3	-	-	25.6		-	-	100.0
JNL/JPMorgan U.S. Government & Quality Bond Fund	-	-	-	21.4	4.6	28.6		45.4	-	100.0
JNL/Lazard Emerging Markets Fund	-	9.1	1.7	-	-	13.5		-	-	100.0
JNL/Lazard Mid Cap Value Fund	-	1.1	3.2	-	-	21.7		-	-	100.0
JNL/Lazard Small Cap Value Fund	-	2.6	0.4	-	-	29.4		-	-	100.0
JNL/Mellon Capital Management 10 X 10 Fund	100.0	-	-	-	-	-		-	-	100.0
JNL/Mellon Capital Management Bond
Index Fund	-	1.5	1.3	18.8	5.2	21.2		37.5	-	100.0
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund	-	3.0	2.6	-	-	7.7		-	-	100.0
JNL/Mellon Capital Management Index 5 Fund	100.0	-	-	-	-	-		-	-	100.0

JNL/Mellon Capital Management International
Index Fund	-	4.7	5.5	-	-	15.6	-	-	100.0
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	-	0.4	6.3	-	-	24.9	-	-	100.0
JNL/Mellon Capital Management S&P 500
Index Fund	-	2.9	3.4	-	-	13.7	-	-	100.0
JNL/Mellon Capital Management Small Cap
Index Fund	-	1.0	2.5	-	-	27.9	-	-	100.0
JNL/Oppenheimer Global Growth Fund	-	3.5	1.3	-	-	14.8	-	-	100.0
JNL/PAM Asia ex-Japan Fund	-	9.5	1.3	-	-	4.9	-	-	100.0
JNL/PAM China-India Fund	-	10.2	6.3	-	-	6.9	-	-	100.0
JNL/PIMCO Real Return Fund	-	0.1	0.2	53.0	5.8	12.2	21.2	-	100.0
JNL/PIMCO Total Return Bond Fund	-	1.0	0.2	3.8	10.5	5.8	45.3	0.1	100.0
JNL/PPM America Core Equity Fund	-	4.2	0.2	-	-	9.8	-	-	100.0
JNL/PPM America High Yield Bond Fund	-	6.9	6.6	-	-	17.9	-	-	100.0
JNL/PPM America Mid Cap Value Fund	-	-	3.9	-	-	1.3	-	-	100.0
JNL/PPM America Small Cal Value Fund	-	-	4.1	-	-	10.5	-	-	100.0
JNL/PPM America Value Equity Fund	-	5.3	-	-	-	11.0	-	-	100.0
JNL/S&P Managed Conservative Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Moderate Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Moderate Growth Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Growth Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Managed Aggressive Growth Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Retirement Income Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Retirement 2015 Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Retirement 2020 Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Retirement 2025 Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Disciplined Moderate Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Disciplined Moderate Growth Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Disciplined Growth Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/S&P Moderate Retirement Strategy Fund	80.7	-	-	-	-	19.3	-	-	100.0
JNL/S&P Moderate Growth Retirement Strategy Fund	77.6	-	-	-	-	22.4	-	-	100.0
JNL/S&P Growth Retirement Strategy Fund	77.1	-	-	-	-	22.9	-	-	100.0
JNL/S&P Competitive Advantage Fund	-	-	-	-	-	12.2	-	-	100.0
JNL/S&P Dividend Income & Growth Fund	-	8.4	9.0	-	-	20.2	-	-	100.0
JNL/S&P Intrinsic Value Fund	-	2.6	-	-	-	17.6	-	-	100.0
JNL/S&P Total Yield Fund	-	-	-	-	-	25.8	-	-	100.0
JNL/S&P 4 Fund	100.0	-	-	-	-	-	-	-	100.0
JNL/Select Balanced Fund	-	3.3	3.4	7.2	4.2	16.5	11.9	-	100.0
JNL/Select Money Market Fund	-	-	-	-	-	100.0	-	-	100.0
JNL/Select Value Fund	-	4.0	7.3	-	-	13.0	-	-	100.0
JNL/T. Rowe Price Established Growth Fund	-	5.9	0.6	-	-	12.2	-	-	100.0
JNL/T. Rowe Price Mid-Cap Growth Fund	-	2.6	0.9	-	-	28.1	-	-	100.0
JNL/T. Rowe Price Value Fund	-	1.4	2.4	-	-	14.3	-	-	100.0

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

					JNL/Capital	JNL/Capital	JNL/Capital
	JNL/AIM	JNL/AIM	JNL/AIM	JNL/AIM	Guardian	Guardian	Guardian
	International	Large Cap	Real Estate	Small Cap	Global Balanced	Global Diversified	International Small
Assets	Growth Fund	Growth Fund	Fund	Growth Fund	Fund	Research Fund	Cap Fund

Investments - unaffiliated, at value (a) (b)	$ 407,352	$ 541,432	$ 258,729	$ 72,886	$ 269,975	$ 271,653	$ 73,282
Investments - affiliated, at value (c)	33,670	16,744	7,026	322	6,734	6,126	4,929
Cash	-	7	2	-	-	-	-
Foreign currency (d)	5,563	-	21	-	1,585	79	110
Receivables:
Investment securities sold	-	-	3,033	622	1,896	-	1,174
Fund shares sold	813	1,417	762	153	823	1,055	224
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	429	320	1,131	28	1,539	146	113
Forward foreign currency contracts	-	-	-	-	285	-	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	133	89	-	-	13	40	10
Other assets	3	3	2	-	2	2	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	447,963	560,012	270,706	74,011	282,852	279,101	79,842

Liabilities
Cash overdraft	-	-	-	-	-	-	-
Payables:
Advisory fees	229	290	125	42	132	150	55
Administrative fees	52	44	18	5	30	31	9
12b-1 fee (Class A)	66	87	35	10	41	41	11
Investment securities purchased	-	-	2,196	165	1,217	997	1,587
Fund shares redeemed	934	1,263	670	296	580	907	100
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-
Trustee fees	8	7	3	1	3	3	-
Forward foreign currency contracts	-	-	-	-	98	-	9
Variation margin	-	-	-	-	-	-	-
Other expenses	1	2	1	-	1	-	-
Investment securities sold short / forward
sales commitments, at value (e)	-	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	43,892	44,843	65,240	17,698	35,681	34,302	9,639
Total liabilities	45,182	46,536	68,288	18,217	37,783	36,431	11,410
Net assets	$ 402,781	$ 513,476	$ 202,418	$ 55,794	$ 245,069	$ 242,670	$ 68,432

Net assets consist of:
Paid-in capital	$ 381,934	$ 451,700	$ 217,548	$ 49,371	$ 229,920	$ 355,272	$ 82,509
Undistributed net investment income (loss)	5,519	1,049	7,542	(124)	5,505	3,521	783
Accumulated net realized gain (loss)	47,600	8,210	20,154	6,459	18,492	(101,448)	(2,787)
Net unrealized appreciation (depreciation) on
investments, and foreign currency	(32,272)	52,517	(42,826)	88	(8,848)	(14,675)	(12,073)
	$ 402,781	$ 513,476	$ 202,418	$ 55,794	$ 245,069	$ 242,670	$ 68,432

Class A
Net assets	$ 387,614	$ 512,943	$ 202,066	$ 55,656	$ 244,660	$ 242,463	$ 68,317
Shares outstanding (no par value),
unlimited shares authorized	28,026	38,577	16,798	4,243	21,507	10,035	8,359
Net asset value per share	$ 13.83	$ 13.30	$ 12.03	$ 13.12	$ 11.38	$ 24.16	$ 8.17

Class B
Net assets	$ 15,167	$ 533	$ 352	$ 138	$ 409	$ 207	$ 115
Shares outstanding (no par value),
unlimited shares authorized	1,079	40	29	10	35	9	15
Net asset value per share	$ 14.06	$ 13.39	$ 12.12	$ 13.25	$ 11.60	$ 24.26	$ 8.19

(a) Including value of securities on loan	$ 38,765	$ 43,691	$ 63,342	$ 17,063	$ 33,139	$ 32,623	$ 9,112
(b) Investments - unaffiliated, at cost	439,680	488,925	302,024	72,798	279,037	286,329	85,349
(c) Investments - affiliated, at cost	33,670	16,744	7,026	322	6,734	6,126	4,929
(d) Foreign currency cost	5,523	-	21	-	1,582	80	109
(e) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

	JNL/Capital	JNL/Credit				JNL/Franklin	JNL/Franklin
	Guardian	Suisse Global	JNL/Credit	JNL/Eagle	JNL/Eagle	Templeton	Templeton
	U.S. Growth	Natural	Suisse Long/	Core Equity	SmallCap	Founding	Global
Assets	Equity Fund	Resources Fund	Short Fund	Fund	Equity Fund	Strategy Fund	Growth Fund

Investments - unaffiliated, at value (a) (b)	$ 332,515	$ 523,182	$ 71,829	$ 60,519	$ 300,416	$ -	$ 318,804
Investments - affiliated, at value (c)	8,343	25,546	2,120	2,758	8,250	801,661	16,247
Cash	-	-	-	-	2,387	-	-
Foreign currency (d)	-	6,787	-	-	-	-	4,515
Receivables:
Investment securities sold	-	37,884	460	-	-	74	31
Fund shares sold	1,027	2,713	252	67	984	2,739	1,500
Deposits with brokers	-	-	-	-	-	-	-
Dividends and interest	168	194	91	74	66	-	472
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Foreign taxes recoverable	-	31	-	-	-	-	38
Other assets	2	2	-	1	1	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-	-
Total assets	342,055	596,339	74,752	63,419	312,104	804,474	341,607
					.
Liabilities
Cash overdraft	-	-	40	6	-	-	-
Payables:
Advisory fees	158	273	49	36	143	-	197
Administrative fees	23	62	9	6	20	34	40
12b-1 fee (Class A)	47	83	11	11	39	-	53
Investment securities purchased	582	48,117	244	-	5,176	-	1,324
Fund shares redeemed	769	1,000	79	86	458	2,813	1,063
Dividends	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	5	-	-	-	-
Interest expense and brokerage charges	-	-	7	-	-	-	-
Trustee fees	4	4	1	3	4	8	3
Forward foreign currency contracts	-	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-	-
Other expenses	1	2	-	-	1	3	1
Investment securities sold short / forward
sales commitments, at value (e)	-	-	6,256	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-	-
Return of collateral for securities loaned	67,529	28,444	-	-	72,985	-	28,384
Total liabilities	69,113	77,985	6,701	148	78,826	2,858	31,065
Net assets	$ 272,942	$ 518,354	$ 68,051	$ 63,271	$ 233,278	$ 801,616	$ 310,542

Net assets consist of:
Paid-in capital	$ 558,085	$ 449,601	$ 73,161	$ 57,558	$ 215,835	$ 917,106	$ 368,701
Undistributed net investment income (loss)	175	4,187	203	2,101	(379)	10,082	4,543
Accumulated net realized gain (loss)	(255,706)	25,817	(2,012)	10,974	16,689	(4,032)	(3,269)
Net unrealized appreciation (depreciation) on
investments, and foreign currency	(29,612)	38,749	(3,301)	(7,362)	1,133	(121,540)	(59,433)
	$ 272,942	$ 518,354	$ 68,051	$ 63,271	$ 233,278	$ 801,616	$ 310,542

Class A
Net assets	$ 272,729	$ 518,053	$ 67,936	$ 63,082	$ 233,102	$ 801,616	$ 310,413
Shares outstanding (no par value),
unlimited shares authorized	12,880	34,613	7,172	5,046	12,039	89,548	36,276
Net asset value per share	$ 21.17	$ 14.97	$ 9.47	$ 12.50	$ 19.36	$ 8.95	$ 8.56

Class B
Net assets	$ 213	$ 301	$ 115	$ 189	$ 176	n/a	$ 129
Shares outstanding (no par value),
unlimited shares authorized	10	20	12	15	9	n/a	14
Net asset value per share	$ 21.37	$ 15.01	$ 9.50	$ 12.86	$ 19.59	n/a	$ 8.55

(a) Including value of securities on loan	$ 64,668	$ 26,707	$ -	$ -	$ 70,123	$ -	$ 27,289
(b) Investments - unaffiliated, at cost	362,127	484,348	75,416	67,881	299,283	-	378,307
(c) Investments - affiliated, at cost	8,343	25,546	2,120	2,758	8,250	923,201	16,247
(d) Foreign currency cost	-	6,799	-	-	-	-	4,450
(e) Proceeds from securities sold short / forward
sales commitments	-	-	6,542	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

		JNL/Franklin		JNL/Goldman		JNL/Goldman
	JNL/Franklin	Templeton	JNL/Franklin	Sachs Core	JNL/Goldman	Sachs Short
	Templeton	Mutual	Templeton Small	Plus Bond	Sachs Mid Cap	Duration
Assets	Income Fund	Shares Fund	Cap Value Fund	Fund	Value Fund	Bond Fund

Investments - unaffiliated, at value (a) (b)	$ 700,321	$ 320,483	$ 124,563	$ 677,059	$ 232,290	$ 303,434
Investments - affiliated, at value (c)	4,254	12,751	8,328	42,656	9,093	12,361
Cash	60	89	-	1,655	1	2,003
Foreign currency (d)	-	2,147	-	236	-	-
Receivables:
Investment securities sold	1,303	595	66	81,206	2,519	1,772
Fund shares sold	2,163	1,275	342	1,856	451	1,417
Deposits with brokers	-	-	-	6,720	-	-
Dividends and interest	7,150	739	103	4,355	357	1,829
Forward foreign currency contracts	-	297	-	330	-	-
Variation margin	-	-	-	223	-	109
Foreign taxes recoverable	-	105	-	-	-	-
Other assets	-	9	-	5	1	3
Unrealized appreciation on swap agreements	-	-	-	9,076	-	1,626
Swap premiums paid	-	-	-	5,376	-	225
Total assets	715,251	338,490	133,402	830,753	244,712	324,779

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	354	217	74	315	125	109
Administrative fees	52	29	9	54	17	25
12b-1 fee (Class A)	104	58	17	107	35	50
Investment securities purchased	5,010	1,534	559	117,888	745	-
Fund shares redeemed	1,673	1,111	320	1,611	978	855
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	3	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-
Trustee fees	6	3	2	9	3	4
Forward foreign currency contracts	-	1,490	-	2,490	-	-
Variation margin	-	-	-	1,338	-	8
Other expenses	2	-	-	2		1
Investment securities sold short / forward
sales commitments, at value (e)	-	608	-	30,089	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	13,023	-	417
Swap premiums received	-	-	-	6,466	-	599
Return of collateral for securities loaned	86,137	-	32,139	5,658	38,822	20,819
Total liabilities	93,338	5,053	33,120	179,050	40,725	22,887
Net assets	$ 621,913	$ 333,437	$ 100,282	$ 651,703	$ 203,987	$ 301,892

Net assets consist of:
Paid-in capital	$ 669,070	$ 399,195	$ 101,257	$ 633,071	$ 194,437	$ 293,116
Undistributed net investment income (loss)	19,326	4,502	1,514	36,415	2,754	20,654
Accumulated net realized gain (loss)	(13,889)	(4,250)	8,900	14,001	16,493	149
Net unrealized appreciation (depreciation) on
investments, and foreign currency	(52,594)	(66,010)	(11,389)	(31,784)	(9,697)	(12,027)
	$ 621,913	$ 333,437	$ 100,282	$ 651,703	$ 203,987	$ 301,892

Class A
Net assets	$ 621,631	$ 333,253	$ 100,116	$ 651,510	$ 203,775	$ 301,782
Shares outstanding (no par value),
unlimited shares authorized	61,616	39,281	9,244	55,478	16,452	29,152

Net asset value per share	$ 10.09	$ 8.48	$ 10.83	$ 11.74	$ 12.39	$ 10.35

Class B
Net assets	$ 282	$ 184	$ 166	$ 193	$ 212	$ 110
Shares outstanding (no par value),
unlimited shares authorized	29	22	16	16	16	11
Net asset value per share	$ 9.76	$ 8.51	$ 10.81	$ 11.88	$ 12.41	$ 10.41

(a) Including value of securities on loan	$ 83,406	$ -	$ 30,443	$ 5,763	$ 36,858	$ 20,644
(b) Investments - unaffiliated, at cost	752,919	385,481	135,952	703,826	241,987	317,226
(c) Investments - affiliated, at cost	4,254	12,751	8,328	42,656	9,093	12,361
(d) Foreign currency cost	-	2,130	-	236	-	-
(e) Proceeds from securities sold short / forward
sales commitments	-	769	-	30,011	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

			JNL/JPMorgan
	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard
	International	Midcap	& Quality	Emerging	Mid Cap	Small Cap
Assets	Value Fund	Growth Fund	Bond Fund	Markets Fund	Equity Fund	Equity Fund

Investments - unaffiliated, at value (a) (b)	$ 705,427	$ 208,985	$ 455,348	$ 427,374	$ 243,822	$ 142,501
Investments - affiliated, at value (c)	3,373	4,565	25,772	12,666	6,515	7,373
Cash	2,077	-	-	-	-	-
Foreign currency (d)	1,523	-	-	918	-	-
Receivables:
Investment securities sold	-	1,232	-	4,079	1,892	30
Fund shares sold	1,356	148	1,332	1,485	206	137
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	1,653	22	2,805	1,061	250	88
Forward foreign currency contracts	1,162	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	96	3	-	51	-	-
Other assets	3	1	3	2	1	1
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	716,670	214,956	485,260	447,636	252,686	150,130

Liabilities
Cash overdraft	-	12	-	-	-	-
Payables:
Advisory fees	328	96	139	305	126	72
Administrative fees	75	14	30	51	18	10
12b-1 fee (Class A)	100	27	60	67	35	19
Investment securities purchased	5	3,936	-	5,512	2,145	3,071
Fund shares redeemed	1,624	373	1,012	1,059	636	542
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-
Trustee fees	9	4	5	4	4	3
Forward foreign currency contracts	1,910	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Other expenses	2	1	1	1	-	-
Investment securities sold short / forward
sales commitments, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	121,811	50,663	113,090	47,680	48,139	37,051
Total liabilities	125,864	55,126	114,337	54,679	51,103	40,768
Net assets	$ 590,806	$ 159,830	$ 370,923	$ 392,957	$ 201,583	$ 109,362

Net assets consist of:
Paid-in capital	$ 545,962	$ 436,437	$ 354,665	$ 364,379	$ 249,060	$ 127,182
Undistributed net investment income (loss)	24,940	(319)	20,228	9,195	1,915	223
Accumulated net realized gain (loss)	49,135	(273,281)	(1,167)	54,832	(23,202)	(8,393)
Net unrealized appreciation (depreciation) on
investments, and foreign currency	(29,231)	(3,007)	(2,803)	(35,449)	(26,190)	(9,650)
	$ 590,806	$ 159,830	$ 370,923	$ 392,957	$ 201,583	$ 109,362

Class A
Net assets	$ 590,251	$ 159,604	$ 370,724	$ 392,615	$ 198,156	$ 109,175
Shares outstanding (no par value),
unlimited shares authorized	47,190	8,648	31,250	29,703	19,037	11,670

Net asset value per share	$ 12.51	$ 18.45	$ 11.86	$ 13.22	$ 10.41	$ 9.35

Class B
Net assets	$ 555	$ 226	$ 199	$ 342	$ 3,427	$ 187
Shares outstanding (no par value),
unlimited shares authorized	44	12	16	26	324	20
Net asset value per share	$ 12.71	$ 18.61	$ 12.30	$ 13.25	$ 10.56	$ 9.44

(a) Including value of securities on loan	$ 115,598	$ 49,092	$ 110,194	$ 45,714	$ 46,127	$ 35,055
(b) Investments - unaffiliated, at cost	733,996	211,992	458,151	462,818	270,012	152,151
(c) Investments - affiliated, at cost	3,373	4,565	25,772	12,666	6,515	7,373
(d) Foreign currency cost	1,461	-	-	917	-	-
(e) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

			JNL/Mellon
		JNL/Mellon	Capital		JNL/Mellon	JNL/Mellon
	JNL/Mellon	Capital	Management	JNL/Mellon	Capital	Capital
	Capital	Management	Enhanced	Capital	Management	Management
	Management	Bond Index	S&P 500 Stock	Management	International	S&P 400 MidCap
Assets	10 X 10 Fund	Fund	Index Fund	Index 5 Fund	Index Fund	Index Fund

Investments - unaffiliated, at value (a) (b)	$ -	$ 359,528	$ 63,517	$ -	$ 571,004	$ 405,434
Investments - affiliated, at value (c)	100,131	96,486	5,230	49,052	104,893	134,404
Cash	-	-	4		2	1
Foreign currency (d)	-	-	-	-	1,223	-
Receivables:
Investment securities sold	-	3,867	-	-	-	-
Fund shares sold	460	13,155	215	842	997	566
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	-	3,583	93	-	1,218	304
Forward foreign currency contracts	-	-	-	-	165	-
Variation margin	-	-	2	-	123	1
Foreign taxes recoverable	-	-	-	-	84	-
Other assets	-	3	-	-	4	2
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	100,591	476,622	69,061	49,894	679,713	540,712

Liabilities
Cash overdraft	-	1	-	-	-	-
Payables:
Advisory fees	-	90	27	-	145	103
Administrative fees	4	30	6	2	75	35
12b-1 fee (Class A)	-	60	11	-	98	71
Investment securities purchased	373	5,343	-	789	75	-
Fund shares redeemed	87	749	162	53	2,889	2,538
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-
Trustee fees	1	5	2	1	9	7
Forward foreign currency contracts	-	-	-	-	35	-
Variation margin	-	-	-	-	6	14
Other expenses	-	1	7	-	2	37
Investment securities sold short / forward
sales commitments, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	-	93,325	3,594	-	89,748	129,890
Total liabilities	465	99,604	3,809	845	93,082	132,695
Net assets	$ 100,126	$ 377,018	$ 65,252	$ 49,049	$ 586,631	$ 408,017

Net assets consist of:
Paid-in capital	$ 111,245	$ 361,427	$ 62,287	$ 52,262	$ 507,684	$ 374,954
Undistributed net investment income (loss)	1,061	17,970	1,498	609	12,074	6,513
Accumulated net realized gain (loss)	(1,315)	564	7,704	387	7,780	22,435
Net unrealized appreciation (depreciation) on
investments, and foreign currency	(10,865)	(2,943)	(6,237)	(4,209)	59,093	4,115
	$ 100,126	$ 377,018	$ 65,252	$ 49,049	$ 586,631	$ 408,017

Class A
Net assets	$ 100,126	$ 375,520	$ 65,058	$ 49,049	$ 575,823	$ 403,894
Shares outstanding (no par value),
unlimited shares authorized	11,237	33,351	8,570	5,294	36,945	28,587
Net asset value per share	$ 8.91	$ 11.26	$ 7.59	$ 9.26	$ 15.59	$ 14.13

Class B
Net assets	n/a	$ 1,498	$ 194	n/a	$ 10,808	$ 4,123
Shares outstanding (no par value),
unlimited shares authorized	n/a	130	26	n/a	674	288

Net asset value per share	n/a	$ 11.55	$ 7.57	n/a	$ 16.04	$ 14.30

(a) Including value of securities on loan	$ -	$ 91,938	$ 3,459	$ -	$ 80,779	$ 124,702
(b) Investments - unaffiliated, at cost	-	361,659	69,629	-	510,576	399,834
(c) Investments - affiliated, at cost	110,996	97,298	5,261	53,261	105,658	135,534
(d) Foreign currency cost	-	-	-	-	1,224	-
(e) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

	JNL/Mellon	JNL/Mellon
	Capital	Capital	JNL/
	Management	Management	Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P 500 Index	Small Cap	Global	Asia ex-Japan	China-India	Real Return
Assets	Fund	Index Fund	Growth Fund	Fund	Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 577,884	$ 312,836	$ 309,292	$ 14,693	$ 23,858	$ 1,935,783
Investments - affiliated, at value (c)	92,171	120,585	2,561	243	825	35,051
Cash	3	50	238	-	-	8,083
Foreign currency (d)	-	-	300	158	1,135	1,754
Receivables:
Investment securities sold	-	48,857	479	40	110	495,125
Fund shares sold	1,033	711	537	125	555	3,938
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	808	348	446	45	52	3,470
Forward foreign currency contracts	-	-	-	-	-	3,480
Variation margin	21	-	-	-	-	812
Foreign taxes recoverable	-	-	23	1	-	-
Other assets	4	2	3	-	-	6
Unrealized appreciation on swap agreements	-	-	-	-	-	4,627
Swap premiums paid	-	-	-	-	-	631
Total assets	671,924	483,389	313,879	15,305	26,535	2,492,760

Liabilities
Cash overdraft	-	-	-	1	-	-
Payables:
Advisory fees	143	81	164	13	18	379
Administrative fees	51	28	35	3	6	76
12b-1 fee (Class A)	100	55	47	3	4	151
Investment securities purchased	387	52,296	369	39	899	1,023,212
Fund shares redeemed	2,378	2,208	491	5	26	2,797
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	2,024
Interest expense and brokerage charges	-	-	-	-	-	-
Trustee fees	10	5	5	-	-	6
Forward foreign currency contracts	-	-	-	-	-	1,704
Variation margin	-	100	-	-	-	358
Other expenses	62	29	1	-	-	3
Investment securities sold short / forward
sales commitments, at value (e)	-	-	-	-	-	497,661
Options written, at value (f)	-	-	-	-	-	1,614
Unrealized depreciation on swap agreements	-	-	-	-	-	6,431
Swap premiums received	-	-	-	-	-	2,788
Return of collateral for securities loaned	69,614	109,534	43,925	502	853	-
Total liabilities	72,745	164,336	45,037	566	1,806	1,539,204
Net assets	$ 599,179	$ 319,053	$ 268,842	$ 14,739	$ 24,729	$ 953,556

Net assets consist of:
Paid-in capital	$ 565,859	$ 329,100	$ 213,880	$ 18,049	$ 30,844	$ 895,665
Undistributed net investment income (loss)	5,375	6,333	6,087	88	118	26,063
Accumulated net realized gain (loss)	(1,011)	19,323	46,621	(1,144)	(1,210)	34,027
Net unrealized appreciation (depreciation) on
investments, and foreign currency	28,956	(35,703)	2,254	(2,254)	(5,023)	(2,199)
	$ 599,179	$ 319,053	$ 268,842	$ 14,739	$ 24,729	$ 953,556

Class A
Net assets	$ 587,990	$ 315,853	$ 268,406	$ 14,658	$ 24,652	$ 953,341
Shares outstanding (no par value),
unlimited shares authorized	54,207	25,867	20,743	1,824	3,692	81,817
Net asset value per share	$ 10.85	$ 12.21	$ 12.94	$ 8.04	$ 6.68	$ 11.65

Class B
Net assets	$ 11,189	$ 3,200	$ 436	$ 81	$ 77	$ 215
Shares outstanding (no par value),
unlimited shares authorized	1,014	260	33	10	11	18
Net asset value per share	$ 11.04	$ 12.34	$ 13.07	$ 8.05	$ 6.68	$ 11.69

(a) Including value of securities on loan	$ 67,056	$ 103,438	$ 41,752	$ 475	$ 794	$ -
(b) Investments - unaffiliated, at cost	547,355	347,141	307,043	16,946	28,878	1,979,810
(c) Investments - affiliated, at cost	92,556	121,538	2,561	243	825	35,051
(d) Foreign currency cost	-	-	300	159	1,138	1,737
(e) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	495,813
(f) Premiums from options written	-	-	-	-	-	2,009

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

			JNL/PPM	JNL/PPM	JNL/PPM		JNL/S&P	JNL/S&P
	JNL/PIMCO	JNL/PPM	America	America	America	JNL/PPM	Managed	Managed
	Total Return	America Core	High Yield	Mid Cap	Small Cap	America Value	Conservative	Moderate
Assets	Bond Fund	Equity Fund	Bond Fund	Value Fund	Value Fund	Equity Fund	Fund	Fund

Investments - unaffiliated, at value (a) (b)	$1,548,290	$ 162,172	$ 286,999	$ 12,494	$ 9,967	$ 248,577	$ -	$ -
Investments - affiliated, at value (c)	14,466	638	11,278	153	199	1,188	390,519	630,086
Cash	8,846	1	51	-	-	-	-	-
Foreign currency (d)	3,202	-	-	-	-	-	-	-
Receivables:
Investment securities sold	242,942	-	1,031	-	-	-	-	723
Fund shares sold	3,932	485	636	742	86	562	4,749	1,285
Deposits with brokers	-	-	-	-	-	-	-	-
Dividends and interest	6,455	230	5,328	13	9	350	-	-
Forward foreign currency contracts	6,833	-	-	-	-	-	-	-
Variation margin	138	-	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	-	-	-	-
Other assets	11	1	2	-	-	2	2	4
Unrealized appreciation on swap agreements	2,792	-	-	-	-	-	-	-
Swap premiums paid	1,326	-	-	-	-	-	-	-
Total assets	1,839,233	163,527	305,325	13,402	10,261	250,679	395,270	632,098

Liabilities
Cash overdraft	-	-	-	-	-	-	-	-
Payables:
Advisory fees	553	84	106	8	6	110	41	62
Administrative fees	111	13	22	1	1	20	16	26
12b-1 fee (Class A)	220	26	44	2	1	40	-	-
Investment securities purchased	306,027	-	435	143	181	-	3,793	-
Fund shares redeemed	3,666	466	818	86	59	862	956	2,008
Dividends	-	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-	-	-
Trustee fees	16	2	5	-	-	4	4	7
Forward foreign currency contracts	4,419	-	-	-	-	-	-	-
Variation margin	314	-	-	-	-	-	-	-
Other expenses	(1,080)	1	1	-	-	-	1	2
Investment securities sold short / forward
sales commitments, at value (e)	159,281	-	-	-	-	-	-	-
Options written, at value (f)	2,878	-	-	-	-	-	-	-
Unrealized depreciation on swap agreements	10,219	-	-	-	-	-	-	-
Swap premiums received	2,829	-	-	-	-	-	-	-
Return of collateral for securities loaned	-	15,278	42,611	-	882	26,567	-	-
Total liabilities	489,453	15,870	44,042	240	1,130	27,603	4,811	2,105
Net assets	$1,349,780	$ 147,657	$ 261,283	$ 13,162	$ 9,131	$ 223,076	$ 390,459	$ 629,993

Net assets consist of:
Paid-in capital	$1,313,253	$ 255,164	$ 336,751	$ 14,356	$ 9,778	$ 275,619	$ 392,929	$ 626,383
Undistributed net investment income (loss)	31,575	1,344	14,032	22	9	5,519	2,373	3,264
Accumulated net realized gain (loss)	37,122	(81,014)	(63,878)	(123)	82	4,823	4,597	14,467
Net unrealized appreciation (depreciation) on
investments, and foreign currency	(32,170)	(27,837)	(25,622)	(1,093)	(738)	(62,885)	(9,440)	(14,121)
	$1,349,780	$ 147,657	$ 261,283	$ 13,162	$ 9,131	$ 223,076	$ 390,459	$ 629,993

Class A
Net assets	$1,339,648	$ 147,532	$ 257,089	$ 13,050	$ 9,036	$ 222,971	$ 390,459	$ 629,993
Shares outstanding (no par value),
unlimited shares authorized	110,159	8,435	35,546	1,381	951	14,434	35,194	54,020

Net asset value per share	$ 12.16	$ 17.49	$ 7.23	$ 9.45	$ 9.50	$ 15.45	$ 11.09	$ 11.66

Class B
Net assets	$ 10,132	$ 125	$ 4,194	$ 112	$ 95	$ 105	n/a	n/a
Shares outstanding (no par value),
unlimited shares authorized	793	8	538	12	10	7	n/a	n/a
Net asset value per share	$ 12.77	$ 17.61	$ 7.81	$ 9.45	$ 9.50	$ 15.58	n/a	n/a

(a) Including value of securities on loan	$ -	$ 14,518	$ 41,458	$ -	$ 791	$ 25,082	$ -	$ -
(b) Investments - unaffiliated, at cost	1,582,156	190,009	312,621	13,587	10,705	311,462	-	-
(c) Investments - affiliated, at cost	14,466	638	11,278	153	199	1,188	399,959	644,207
(d) Foreign currency cost	3,195	-	-	-	-	-	-	-
(e) Proceeds from securities sold short / forward
sales commitments	158,090	-	-	-	-	-	-	-
(f) Premiums from options written	5,095	-	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

	JNL/S&P		JNL/S&P
	Managed	JNL/S&P	Managed	JNL/S&P	JNL/S&P	JNL/S&P
	Moderate	Managed	Aggressive	Retirement	Retirement	Retirement
Assets	Growth Fund	Growth Fund	Growth Fund	Income Fund	2015 Fund	2020 Fund

Investments - unaffiliated, at value (a) (b)	$ -	$ -	$ -	$ -	$ -	$ -
Investments - affiliated, at value (c)	1,328,130	1,211,559	633,487	43,075	50,958	12,188
Cash	-	-	-	-	-	-
Foreign currency (d)	-	-	-	-	-	-
Receivables:
Investment securities sold	880	807	380	631	25	-
Fund shares sold	1,818	1,264	1,494	113	24	20
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	-	-	-	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	-	-
Other assets	9	10	5	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	1,330,837	1,213,640	635,366	43,819	51,007	12,208

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	110	103	64	5	6	1
Administrative fees	56	51	27	2	2	1
12b-1 fee (Class A)	-	-	-	-	-	-
Investment securities purchased	-	-	-	-	-	7
Fund shares redeemed	2,698	2,072	1,874	744	49	13
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-
Trustee fees	20	22	12	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Other expenses	4	4	2	-	-	-
Investment securities sold short / forward
sales commitments, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	-	-	-
Total liabilities	2,888	2,252	1,979	751	57	22
Net assets	$ 1,327,949	$ 1,211,388	$ 633,387	$ 43,068	$ 50,950	$ 12,186

Net assets consist of:
Paid-in capital	$ 1,272,625	$ 1,124,279	$ 610,893	$ 43,123	$ 52,200	$ 12,657
Undistributed net investment income (loss)	55	3,757	1,621	719	271	137
Accumulated net realized gain (loss)	65,877	97,295	18,423	771	628	492
Net unrealized appreciation (depreciation) on
investments, and foreign currency	(10,608)	(13,943)	2,450	(1,545)	(2,149)	(1,100)
	$ 1,327,949	$ 1,211,388	$ 633,387	$ 43,068	$ 50,950	$ 12,186

Class A
Net assets	$ 1,327,949	$ 1,211,388	$ 633,387	$ 43,068	$ 50,950	$ 12,186
Shares outstanding (no par value),
unlimited shares authorized	107,260	95,767	47,050	3,943	4,612	1,097

Net asset value per share	$ 12.38	$ 12.65	$ 13.46	$ 10.92	$ 11.05	$ 11.11

Class B
Net assets	n/a	n/a	n/a	n/a	n/a	n/a
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	n/a	n/a	n/a
Net asset value per share	n/a	n/a	n/a	n/a	n/a	n/a

(a) Including value of securities on loan	$ -	$ -	$ -	$ -	$ -	$ -
(b) Investments - unaffiliated, at cost	-	-	-	-	-	-
(c) Investments - affiliated, at cost	1,338,738	1,225,502	631,037	44,620	53,107	13,288
(d) Foreign currency cost	-	-	-	-	-	-
(e) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

						JNL/S&P
		JNL/S&P	JNL/S&P		JNL/S&P	Moderate
	JNL/S&P	Disciplined	Disciplined	JNL/S&P	Moderate	Growth
	Retirement	Moderate	Moderate	Disciplined	Retirement	Retirement
Assets	2025 Fund	Fund	Growth Fund	Growth Fund	Strategy Fund	Strategy Fund

Investments - unaffiliated, at value (a) (b)	$ -	$ -	$ -	$ -	$ 3,485	$ 3,404
Investments - affiliated, at value (c)	7,378	52,560	63,701	21,864	836	985
Cash	-	-	-	-	16	12
Foreign currency (d)	-	-	-	-	-	-
Receivables:
Investment securities sold	5	-	-	-	24	16
Fund shares sold	2	173	646	159	2	6
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	-	-	-	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	-	-
Other assets	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	7,385	52,733	64,347	22,023	4,363	4,423

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	1	6	6	2	1	1
Administrative fees	-	2	3	1	-	-
12b-1 fee (Class A)	-	-	-	-	1	1
Investment securities purchased	-	109	502	132	37	23
Fund shares redeemed	7	64	144	27	-	-
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-
Trustee fees	-	-	-	-	-	-
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Other expenses	-	-	-	-	-	-
Investment securities sold short / forward
sales commitments, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	-	-	-	-	843	993
Total liabilities	8	181	655	162	882	1,018
Net assets	$ 7,377	$ 52,552	$ 63,692	$ 21,861	$ 3,481	$ 3,405

Net assets consist of:
Paid-in capital	$ 7,725	$ 55,294	$ 68,749	$ 24,074	$ 3,584	$ 3,501
Undistributed net investment income (loss)	78	593	757	346	58	47
Accumulated net realized gain (loss)	293	(204)	(92)	(122)	(7)	-
Net unrealized appreciation (depreciation) on
investments, and foreign currency	(719)	(3,131)	(5,722)	(2,437)	(154)	(143)
	$ 7,377	$ 52,552	$ 63,692	$ 21,861	$ 3,481	$ 3,405

Class A
Net assets	$ 7,377	$ 52,552	$ 63,692	$ 21,861	$ 3,481	$ 3,405
Shares outstanding (no par value),

unlimited shares authorized	662	5,277	6,590	2,316	356	346
Net asset value per share	$ 11.15	$ 9.96	$ 9.66	$ 9.44	$ 9.78	$ 9.84

Class B
Net assets	n/a	n/a	n/a	n/a	n/a	n/a
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	n/a	n/a	n/a
Net asset value per share	n/a	n/a	n/a	n/a	n/a	n/a

(a) Including value of securities on loan	$ -	$ -	$ -	$ -	$ 825	$ 972
(b) Investments - unaffiliated, at cost	-	-	-	-	3,632	3,539
(c) Investments - affiliated, at cost	8,097	55,691	69,423	24,301	843	993
(d) Foreign currency cost	-	-	-	-	-	-
(e) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

	JNL/S&P
	Growth	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Retirement	Competitive	Dividend Income	Intrinsic	Total	JNL/S&P 4
Assets	Strategy Fund	Advantage Fund	& Growth Fund	Value Fund	Yield Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 3,693	$ 92,756	$ 70,845	$ 99,492	$ 75,299	$ -
Investments - affiliated, at value (c)	1,095	12,849	18,022	21,448	26,191	211,135
Cash	24	-	-	-	-	-
Foreign currency (d)	-	-	-	-	-	-
Receivables:
Investment securities sold	15	767	597	755	905	-
Fund shares sold	-	936	822	1,023	908	2,071
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	-	98	133	157	81	-
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	-	-
Other assets	-	-	-	-	-	-
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	4,827	107,406	90,419	122,875	103,384	213,206

Liabilities
Cash overdraft	-	202	-	-	-	-
Payables:
Advisory fees	1	31	23	33	26	-
Administrative fees	-	8	6	8	6	9
12b-1 fee (Class A)	1	15	11	17	13	-
Investment securities purchased	34	495	730	869	875	1,513
Fund shares redeemed	1	587	342	359	369	558
Dividends	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-
Trustee fees	-	-	-	1	-	1
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Other expenses	-	-	-	-	-	-
Investment securities sold short / forward
sales commitments, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	1,104	12,962	18,041	21,449	26,413	-
Total liabilities	1,141	14,300	19,153	22,736	27,702	2,081
Net assets	$ 3,686	$ 93,106	$ 71,266	$ 100,139	$ 75,682	$ 211,125

Net assets consist of:
Paid-in capital	$ 3,841	$ 97,212	$ 78,523	$ 106,252	$ 85,268	$ 228,278
Undistributed net investment income (loss)	40	346	645	318	391	(21)
Accumulated net realized gain (loss)	9	(222)	(184)	(54)	(144)	(903)
Net unrealized appreciation (depreciation) on
investments, and foreign currency	(204)	(4,230)	(7,718)	(6,377)	(9,833)	(16,229)
	$ 3,686	$ 93,106	$ 71,266	$ 100,139	$ 75,682	$ 211,125

Class A
Net assets	$ 3,686	$ 93,036	$ 71,183	$ 99,774	$ 75,593	$ 211,125
Shares outstanding (no par value),
unlimited shares authorized	377	10,044	8,660	11,145	8,544	23,925

Net asset value per share	$ 9.77	$ 9.26	$ 8.22	$ 8.95	$ 8.85	$ 8.82

Class B
Net assets	n/a	$ 70	$ 83	$ 365	$ 89	n/a
Shares outstanding (no par value),
unlimited shares authorized	n/a	8	10	41	10	n/a
Net asset value per share	n/a	$ 9.26	$ 8.21	$ 8.96	$ 8.85	n/a

(a) Including value of securities on loan	$ 1,083	$ 12,563	$ 17,156	$ 20,609	$ 25,079	$ -
(b) Investments - unaffiliated, at cost	3,888	96,873	78,406	105,682	84,902	-
(c) Investments - affiliated, at cost	1,104	12,962	18,179	21,635	26,421	227,364
(d) Foreign currency cost	-	-	-	-	-	-
(e) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2008

				JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	JNL/Select		Price	Price	Price
	Balanced	Money	JNL/Select	Established	Mid-Cap	Value
Assets	Fund	Market Fund	Value Fund	Growth Fund	Growth Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 615,919	$ 996,006	$ 600,799	$ 1,085,923	$ 892,181	$ 704,605
Investments - affiliated, at value (c)	25,383	-	19,223	8,396	28,819	10,175
Cash	-	-	-	-	2,309	-
Foreign currency (d)	-	-	-	1,726	-	-
Receivables:
Investment securities sold	-	-	-	7,790	2,025	5,075
Fund shares sold	878	11,617	984	1,613	1,848	1,127
Deposits with brokers	-	-	-	-	-	-
Dividends and interest	1,985	1,313	1,131	582	299	851
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	49	-	-
Other assets	4	5	4	10	4	4
Unrealized appreciation on swap agreements	-	-	-	-	-	-
Swap premiums paid	-	-	-	-	-	-
Total assets	644,169	1,008,941	622,141	1,106,089	927,485	721,837

Liabilities
Cash overdraft	2	-	-	-	-	-
Payables:
Advisory fees	220	189	247	481	420	348
Administrative fees	47	71	48	83	59	53
12b-1 fee (Class A)	93	140	92	160	113	107
Investment securities purchased	5,977	-	-	8,256	2,512	6,104
Fund shares redeemed	1,152	4,976	1,273	1,707	1,541	1,893
Dividends	-	1,408	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Interest expense and brokerage charges	-	-	-	-	-	-
Trustee fees	9	9	8	18	11	11
Forward foreign currency contracts	-	-	-	-	-	-
Variation margin	-	-	-	-	-	-
Other expenses	2	3	2	3	2	2
Investment securities sold short / forward
sales commitments, at value (e)	-	-	-	-	-	-
Options written, at value (f)	-	-	-	-	-	-
Unrealized depreciation on swap agreements	-	-	-	-	-	-
Swap premiums received	-	-	-	-	-	-
Return of collateral for securities loaned	80,547	75,753	62,401	126,511	231,025	92,598
Total liabilities	88,049	82,549	64,071	137,219	235,683	101,116
Net assets	$ 556,120	$ 926,392	$ 558,070	$ 968,870	$ 691,802	$ 620,721

Net assets consist of:
Paid-in capital	$ 507,913	$ 927,051	$ 543,200	$ 922,357	$ 560,999	$ 573,308
Undistributed net investment income (loss)	20,486	(1)	4,957	2,796	(705)	16,078
Accumulated net realized gain (loss)	26,174	1	5,841	(13,643)	57,301	57,800
Net unrealized appreciation (depreciation) on
investments, and foreign currency	1,547	(659)	4,072	57,360	74,207	(26,465)
	$ 556,120	$ 926,392	$ 558,070	$ 968,870	$ 691,802	$ 620,721

Class A
Net assets	$ 555,387	$ 919,680	$ 542,993	$ 936,862	$ 662,739	$ 620,180
Shares outstanding (no par value),
unlimited shares authorized	33,685	920,334	30,994	46,390	23,427	47,613
Net asset value per share	$ 16.49	$ 1.00	$ 17.52	$ 20.20	$ 28.29	$ 13.03

Class B
Net assets	$ 733	$ 6,712	$ 15,077	$ 32,008	$ 29,063	$ 541
Shares outstanding (no par value),
unlimited shares authorized	44	6,717	849	1,569	1,015	41
Net asset value per share	$ 16.77	$ 1.00	$ 17.75	$ 20.39	$ 28.63	$ 13.30

(a) Including value of securities on loan	$ 78,542	$ 74,337	$ 60,404	$ 122,391	$ 222,291	$ 88,701
(b) Investments - unaffiliated, at cost	614,372	996,665	596,727	1,028,579	817,974	731,070
(c) Investments - affiliated, at cost	25,383	-	19,223	8,396	28,819	10,175
(d) Foreign currency cost	-	-	-	1,714	-	-
(e) Proceeds from securities sold short / forward
sales commitments	-	-	-	-	-	-
(f) Premiums from options written	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

					JNL/Capital	JNL/Capital	JNL/Capital
	JNL/AIM	JNL/AIM	JNL/AIM	JNL/AIM	Guardian	Guardian	Guardian
	International	Large Cap	Real Estate	Small Cap	Global Balanced	Global Diversified	International Small
	Growth Fund	Growth Fund	Fund	Growth Fund	Fund	Research Fund	Cap Fund
Investment income
Dividends (a)	$ 8,089	$ 2,747	$ 4,310	$ 119	$ 2,638	$ 4,993	$ 1,313
Foreign taxes withheld	(855)	(93)	(17)	-	(197)	(316)	(100)
Interest	72	3	56	-	1,587	1	22
Securities lending	398	128	162	94	157	160	38
Total investment income	7,704	2,785	4,511	213	4,185	4,838	1,273

Expenses
Advisory fees	1,490	1,649	680	247	716	867	329
Administrative fees	335	248	95	29	165	178	52
12b-1 fee (Class A)	431	496	190	58	220	237	70
Legal fees	1	1	1	-	1	1	-
Trustee fees	6	7	3	1	3	3	1
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-
Other expenses	12	5	1	2	2	1	1
Total expenses	2,275	2,406	970	337	1,107	1,287	453
Net investment income (loss)	5,429	379	3,541	(124)	3,078	3,551	820

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	(18,199)	(12,819)	(6,655)	572	(3,365)	(6,952)	(2,750)
Foreign currency related items	334	(21)	(28)	-	271	(38)	(34)
Futures contracts and options written	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Brokerage commissions recaptured	5	6	11	2	3	4	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(45,081)	(47,457)	(7,175)	(8,865)	(11,585)	(20,478)	(11,179)
Foreign currency related items	182	6	(1)	-	227	(1)	(7)
Futures contracts and options written	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(62,759)	(60,285)	(13,848)	(8,291)	(14,449)	(27,465)	(13,970)

Net increase (decrease) in net assets
from operations	$ (57,330)	$ (59,906)	$ (10,307)	$ (8,415)	$ (11,371)	$ (23,914)	$ (13,150)

(a) Dividends from affiliated investments	$ 558	$ 273	$ 102	$ 22	$ 113	$ 118	$ 102

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

	JNL/Capital	JNL/Credit				JNL/Franklin	JNL/Franklin
	Guardian	Suisse Global	JNL/Credit	JNL/Eagle	JNL/Eagle	Templeton	Templeton
	U.S. Growth	Natural Resources	Suisse Long/	Core Equity	SmallCap	Founding	Global Growth
	Equity Fund	Fund	Short Fund	Fund	Equity Fund	Strategy Fund	Fund
Investment income
Dividends (a)	$ 1,189	$ 6,330	$ 732	$ 811	$ 385	$ -	$ 6,606
Foreign taxes withheld	(4)	(528)	-	-	-	-	(744)
Interest	-	28	-	-	-	-	36
Securities lending	126	298	-	12	308	-	306
Total investment income	1,311	6,128	732	823	693	-	6,204

Expenses
Advisory fees	790	1,428	278	231	752	-	1,140
Administrative fees	116	320	49	36	104	197	229
12b-1 fee (Class A)	232	426	66	71	208	-	305
Legal fees	-	1	-	-	1	3	1
Trustee fees	3	6	1	1	3	11	5
License fees	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	83	-	-	-	-
Short holdings borrowing fees	-	-	50	-	-	-	-
Other expenses	1	16	2	-	3	11	8
Total expenses	1,142	2,197	529	339	1,071	222	1,688
Net investment income (loss)	169	3,931	203	484	(378)	(222)	4,516

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	599	14,263	(5,012)	(1,991)	8,413	(3,947)	(3,319)
Foreign currency related items	-	(803)	-	-	-	-	25
Futures contracts and options written	-	-	-	-	-	-	-
Investment securities sold short	-	-	1,157	-	-	-	-
Brokerage commissions recaptured	2	-	-	7	22	-	2
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(29,738)	14,779	(4,828)	(9,411)	(25,132)	(92,663)	(49,686)
Foreign currency related items	-	(62)	-	-	-	-	50
Futures contracts and options written	-	-	-	-	-	-	-
Investment securities sold short	-	-	(695)	-	-	-	-
Net realized and unrealized gain (loss)	(29,137)	28,177	(9,378)	(11,395)	(16,697)	(96,610)	(52,928)

Net increase (decrease) in net assets
from operations	$ (28,968)	$ 32,108	$ (9,175)	$ (10,911)	$ (17,075)	$ (96,832)	$ (48,412)

(a) Dividends from affiliated investments	$ 130	$ 251	$ 19	$ 68	$ 126	$ -	$ 188

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

		JNL/Franklin		JNL/Goldman		JNL/Goldman
	JNL/Franklin	Templeton	JNL/Franklin	Sachs Core	JNL/Goldman	Sachs Short
	Templeton	Mutual Shares	Templeton Small	Plus Bond	Sachs Mid Cap	Duration
	Income Fund	Fund	Cap Value Fund	Fund	Value Fund	Bond Fund
Investment income
Dividends (a)	$ 6,941	$ 5,014	$ 831	$ 1,002	$ 1,768	$ 566
Foreign taxes withheld	(68)	(411)	(6)	-	-	-
Interest	14,336	506	-	14,379	-	7,940
Securities lending	534	-	176	175	42	112
Total investment income	21,743	5,109	1,001	15,556	1,810	8,618

Expenses
Advisory fees	1,994	1,254	421	1,972	624	793
Administrative fees	291	167	49	336	86	183
12b-1 fee (Class A)	581	334	99	672	171	365
Legal fees	1	12	-	2	-	1
Trustee fees	8	5	1	8	3	4
License fees	-	-	-	-	-	-
Dividends on securities sold short	-	15	-	-	-	-
Short holdings borrowing fees	-	17	-	-	-	-
Other expenses	9	5	1	5	2	3
Total expenses	2,884	1,809	571	2,995	886	1,349
Net investment income (loss)	18,859	3,300	430	12,561	924	7,269

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	(9,404)	(284)	3,386	5,796	386	(2,138)
Foreign currency related items	5	(5,037)	-	(1,005)	-	-
Futures contracts and options written	-	742	-	3,075	-	2,329
Investment securities sold short	-	237	-	-	-	-
Brokerage commissions recaptured	4	-	-	-	8	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(34,982)	(56,233)	(9,244)	(33,130)	(9,488)	(12,776)
Foreign currency related items	(140)	142	-	(2,190)	-	-
Futures contracts and options written	-	(12)	-	(1,411)	-	(672)
Investment securities sold short	-	109	-	-	-	-
Net realized and unrealized gain (loss)	(44,517)	(60,336)	(5,858)	(28,865)	(9,094)	(13,257)

Net increase (decrease) in net assets
from operations	$ (25,658)	$ (57,036)	$ (5,428)	$ (16,304)	$ (8,170)	$ (5,988)

(a) Dividends from affiliated investments	$ 95	$ 129	$ 63	$ 940	$ 85	$ 566

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

			JNL/JPMorgan
	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard
	International	Midcap	& Quality	Emerging	Mid Cap	Small Cap
	Value Fund	Growth Fund	Bond Fund	Markets Fund	Equity Fund	Equity Fund
Investment income
Dividends (a)	$ 18,302	$ 353	$ 470	$ 10,036	$ 2,363	$ 674
Foreign taxes withheld	(2,310)	-	-	(568)	-	-
Interest	9	5	9,101	4	-	-
Securities lending	970	129	423	153	149	137
Total investment income	16,971	487	9,994	9,625	2,512	811

Expenses
Advisory fees	2,085	556	866	1,886	780	440
Administrative fees	481	79	189	313	109	59
12b-1 fee (Class A)	641	159	377	417	214	117
Legal fees	2	-	1	1	-	-
Trustee fees	9	3	4	6	3	2
License fees	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	11	9	3	4	3	1
Total expenses	3,229	806	1,440	2,627	1,109	619
Net investment income (loss)	13,742	(319)	8,554	6,998	1,403	192

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	(31,964)	(8,367)	506	20,678	(22,877)	(8,149)
Foreign currency related items	1,162	11	-	(517)	-	-
Futures contracts and options written	25	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	-	3	-	-	36	36
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(74,345)	(6,482)	(7,422)	(64,016)	(994)	(4,163)
Foreign currency related items	(149)	1	-	15	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(105,271)	(14,834)	(6,916)	(43,840)	(23,835)	(12,276)

Net increase (decrease) in net assets
from operations	$ (91,529)	$ (15,153)	$ 1,638	$ (36,842)	$ (22,432)	$ (12,084)

(a) Dividends from affiliated investments	$ 101	$ 55	$ 470	$ 319	$ 117	$ 84

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008
			JNL/Mellon
		JNL/Mellon	Capital		JNL/Mellon	JNL/Mellon
	JNL/Mellon	Capital	Management	JNL/Mellon	Capital	Capital
	Capital	Management	Enhanced	Capital	Management	Management
	Management	Bond Index	S&P 500 Stock	Management	International	S&P 400 MidCap
	10 X 10 Fund	Fund	Index Fund	Index 5 Fund	Index Fund	Index Fund
Investment income
Dividends (a)	$ -	$ 66	$ 784	$ -	$ 14,971	$ 3,124
Foreign taxes withheld	-	(2)	-	-	(1,745)	-
Interest	-	9,114	1	-	41	6
Securities lending	-	396	12	-	784	456
Total investment income	-	9,574	797	-	14,051	3,586

Expenses
Advisory fees	-	548	171	-	865	599
Administrative fees	21	182	35	9	445	206
12b-1 fee (Class A)	-	364	70	-	582	409
Legal fees	-	1	-	-	2	1
Trustee fees	1	5	1	1	9	7
License fees	-	-	14	-	-	84
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	1	3	2	-	7	4
Total expenses	23	1,103	293	10	1,910	1,310
Net investment income (loss)	(23)	8,471	504	(10)	12,141	2,276

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	(1,064)	1,657	970	(304)	5,095	14,536
Foreign currency related items	-	-	-	-	467	-
Futures contracts and options written	-	-	-	-	-	(816)
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(7,269)	(7,187)	(12,548)	(2,647)	(92,336)	(38,328)
Foreign currency related items	-	-	-	-	43	-
Futures contracts and options written	-	-	(61)	-	(701)	(280)
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(8,333)	(5,530)	(11,639)	(2,951)	(87,432)	(24,888)

Net increase (decrease) in net assets
from operations	$ (8,356)	$ 2,941	$ (11,135)	$ (2,961)	$ (75,291)	$ (22,612)

(a) Dividends from affiliated investments	$ -	$ 460	$ 37	$ -	$ 181	$ 564

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

	JNL/Mellon	JNL/Mellon
	Capital	Capital	JNL/
	Management	Management	Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P 500 Index	Small Cap	Global	Asia ex-Japan	China-India	Real Return
	Fund	Index Fund	Growth Fund	Fund	Fund	Fund
Investment income
Dividends (a)	$ 6,466	$ 2,320	$ 5,515	$ 202	$ 200	$ 172
Foreign taxes withheld	-	-	(577)	(13)	-	-
Interest	8	9	5	2	2	16,736
Securities lending	146	530	433	2	1	-
Total investment income	6,620	2,859	5,376	193	203	16,908

Expenses
Advisory fees	860	471	1,118	64	54	1,868
Administrative fees	306	162	242	14	18	374
12b-1 fee (Class A)	602	322	323	14	12	747
Legal fees	2	1	-	-	-	3
Trustee fees	9	5	5	-	-	7
License fees	131	37	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	6	3	10	-	1	15
Total expenses	1,916	1,001	1,698	92	85	3,014
Net investment income (loss)	4,704	1,858	3,678	101	118	13,894

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	3,490	16,202	16,492	(1,108)	(1,124)	11,413
Foreign currency related items	-	-	(281)	(36)	(86)	(21)
Futures contracts and options written	(1,549)	(551)	-	-	-	6,099
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(88,522)	(53,121)	(66,218)	(2,032)	(5,011)	(6,959)
Foreign currency related items	-	-	7	(1)	(3)	809
Futures contracts and options written	(1,105)	(476)	-	-	-	(1,507)
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(87,686)	(37,946)	(50,000)	(3,177)	(6,224)	9,834

Net increase (decrease) in net assets
from operations	$ (82,982)	$ (36,088)	$ (46,322)	$ (3,076)	$ (6,106)	$ 23,728

(a) Dividends from affiliated investments	$ 374	$ 637	$ 67	$ 8	$ 13	$ 167

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

			JNL/PPM	JNL/PPM	JNL/PPM		JNL/S&P	JNL/S&P
	JNL/PIMCO	JNL/PPM	America	America	America	JNL/PPM	Managed	Managed
	Total Return	America Core	High Yield	Mid Cap	Small Cap	America Value	Conservative	Moderate
	Bond Fund	Equity Fund	Bond Fund	Value Fund (b)	Value Fund (b)	Equity Fund	Fund	Fund
Investment income
Dividends (a)	$ 1,005	$ 1,665	$ 449	$ 49	$ 27	$ 2,970	$ -	$ -
Foreign taxes withheld	-	-	-	-	-	-	-	-
Interest	31,720	1	11,162	-	-	-	-	-
Securities lending	-	22	326	-	-	81	-	-
Total investment income	32,725	1,688	11,937	49	27	3,051	-	-

Expenses
Advisory fees	3,345	414	646	19	13	570	238	361
Administrative fees	669	64	135	3	2	104	91	148
12b-1 fee (Class A)	1,328	127	266	5	3	207	-	-
Legal fees	4	-	1	-	-	1	1	1
Trustee fees	16	2	4	-	-	3	4	8
License fees	-	-	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-	-	-
Other expenses	8	-	2	-	-	2	3	5
Total expenses	5,370	607	1,054	27	18	887	337	523
Net investment income (loss)	27,355	1,081	10,883	22	9	2,164	(337)	(523)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	13,037	(1,566)	(13,972)	(124)	80	(10,448)	490	3,212
Foreign currency related items	336	-	-	-	-	-	-	-
Futures contracts and options written	26,989	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-	-
Brokerage commissions recaptured	-	2	-	1	2	12	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(49,192)	(26,226)	(5,453)	(1,093)	(738)	(41,909)	(11,667)	(28,157)
Foreign currency related items	(4,329)	-	-	-	-	-	-	-
Futures contracts and options written	(7,850)	-	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(21,009)	(27,790)	(19,425)	(1,216)	(656)	(52,345)	(11,177)	(24,945)

Net increase (decrease) in net assets
from operations	$ 6,346	$ (26,709)	$ (8,542)	$ (1,194)	$ (647)	$ (50,181)	$ (11,514)	$ (25,468)

(a) Dividends from affiliated investments	$ 272	$ 19	$ 314	$ 5	$ 3	$ 23	$ -	$ -
(b) Period from March 31, 2008 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

	JNL/S&P		JNL/S&P
	Managed	JNL/S&P	Managed	JNL/S&P	JNL/S&P	JNL/S&P
	Moderate	Managed	Aggressive	Retirement	Retirement	Retirement
	Growth Fund	Growth Fund	Growth Fund	Income Fund	2015 Fund	2020 Fund
Investment income
Dividends (a)	$ -	$ -	$ -	$ -	$ -	$ -
Foreign taxes withheld	-	-	-		-	-
Interest	-	-	-	-	-	-
Securities lending	-	-	-	-	-	-
Total investment income	-	-	-	-	-	-

Expenses
Advisory fees	658	629	381	26	31	7
Administrative fees	333	315	160	10	12	3
12b-1 fee (Class A)	-	-	-	-	-	-
Legal fees	4	3	2	-	-	-
Trustee fees	19	19	9	-	-	-
License fees	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	11	9	5	1	1	-
Total expenses	1,025	975	557	37	44	10
Net investment income (loss)	(1,025)	(975)	(557)	(37)	(44)	(10)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	21,066	38,301	22,266	2	(48)	48
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(108,979)	(156,159)	(90,837)	(1,528)	(2,082)	(960)
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(87,913)	(117,858)	(68,571)	(1,526)	(2,130)	(912)

Net increase (decrease) in net assets
from operations	$ (88,938)	$ (118,833)	$ (69,128)	$ (1,563)	$ (2,174)	$ (922)

(a) Dividends from affiliated investments	$ -	$ -	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

			JNL/S&P		JNL/S&P	JNL/S&P
		JNL/S&P	Disciplined		Moderate	Moderate
	JNL/S&P	Disciplined	Moderate	JNL/S&P	Retirement	Growth
	Retirement	Moderate	Growth	Disciplined	Strategy	Retirement
	2025 Fund	Fund	Fund	Growth Fund	Fund	Strategy Fund
Investment income
Dividends (a)	$ -	$ -	$ -	$ -	$ 63	$ 52
Foreign taxes withheld	-	-	-	-	-	-
Interest	-	-	-	-	-	-
Securities lending	-	-	-	-	3	5
Total investment income	-	-	-	-	66	57

Expenses
Advisory fees	4	28	32	12	5	5
Administrative fees	2	11	13	5	2	2
12b-1 fee (Class A)	-	-	-	-	3	4
Legal fees	-	-	-	-	-	-
Trustee fees	-	1	1	-	-	-
License fees	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	-	-	-	-	-	-
Total expenses	6	40	46	17	10	11
Net investment income (loss)	(6)	(40)	(46)	(17)	56	46

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	20	(472)	(542)	(320)	(15)	11
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(601)	(2,717)	(4,704)	(1,938)	(193)	(252)
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(581)	(3,189)	(5,246)	(2,258)	(208)	(241)

Net increase (decrease) in net assets
from operations	$ (587)	$ (3,229)	$ (5,292)	$ (2,275)	$ (152)	$ (195)

(a) Dividends from affiliated investments	$ -	$ -	$ -	$ -	$ 3	$ 5

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

	JNL/S&P
	Growth
	Retirement	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Strategy	Competitive	Dividend Income	Intrinsic	Total	JNL/S&P 4
	Fund	Advantage Fund	& Growth Fund	Value Fund	Yield Fund	Fund
Investment income
Dividends (a)	$ 44	$ 538	$ 764	$ 514	$ 511	$ -
Foreign taxes withheld	-	-	-	-	-	-
Interest	-	-	-	-	-	-
Securities lending	6	10	22	8	41	-
Total investment income	50	548	786	522	552	-

Expenses
Advisory fees	6	115	81	117	92	-
Administrative fees	2	29	20	29	23	30
12b-1 fee (Class A)	4	57	40	58	46	-
Legal fees	-	-	-	-	-	-
Trustee fees	-	1	-	1	-	1
License fees	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	-	1	-	-	1	2
Total expenses	12	203	141	205	162	33
Net investment income (loss)	38	345	645	317	390	(33)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	9	(222)	(184)	(54)	(144)	(903)
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	-	-	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(329)	(4,070)	(7,628)	(6,232)	(9,758)	(15,991)
Foreign currency related items	-	-	-	-	-	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(320)	(4,292)	(7,812)	(6,286)	(9,902)	(16,894)

Net increase (decrease) in net assets
from operations	$ (282)	$ (3,947)	$ (7,167)	$ (5,969)	$ (9,512)	$ (16,927)

(a) Dividends from affiliated investments	$ 6	$ 40	$ 48	$ 41	$ 68	$ -

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2008

				JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	JNL/Select		Price	Price	Price
	Balanced	Money	JNL/Select	Established	Mid-Cap	Value
	Fund	Market Fund	Value Fund	Growth Fund	Growth Fund	Fund
Investment income
Dividends (a)	$ 5,222	$ 1	$ 6,854	$ 6,219	$ 1,988	$ 7,583
Foreign taxes withheld	(87)	-	(22)	(259)	(21)	(147)
Interest	4,404	13,738	-	-	1	31
Securities lending	228	86	88	460	684	510
Total investment income	9,767	13,825	6,920	6,420	2,652	7,977

Expenses
Advisory fees	1,307	1,161	1,400	2,845	2,365	2,115
Administrative fees	277	435	267	488	332	325
12b-1 fee (Class A)	553	863	518	943	636	650
Legal fees	2	2	1	2	2	2
Trustee fees	7	10	8	14	10	10
License fees	-	-	-	-	-	-
Dividends on securities sold short	-	-	-	-	-	-
Short holdings borrowing fees	-	-	-	-	-	-
Other expenses	6	7	5	10	6	5
Total expenses	2,152	2,478	2,199	4,302	3,351	3,107
Net investment income (loss)	7,615	11,347	4,721	2,118	(699)	4,870

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments and swaps	5,618	-	(4,543)	(16,525)	24,004	2,114
Foreign currency related items	-	-	-	(81)	(3)	(16)
Futures contracts and options written	-	-	-	-	-	5
Investment securities sold short	-	-	-	-	-	-
Brokerage commissions recaptured	8	-	11	10	5	3
Net change in unrealized appreciation or
depreciation on:
Investments and swaps	(47,334)	(659)	(56,315)	(96,498)	(76,226)	(85,538)
Foreign currency related items	-	-	-	12	(1)	-
Futures contracts and options written	-	-	-	-	-	-
Investment securities sold short	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(41,708)	(659)	(60,847)	(113,082)	(52,221)	(83,432)

Net increase (decrease) in net assets
from operations	$ (34,093)	$ 10,688	$ (56,126)	$ (110,964)	$ (52,920)	$ (78,562)

(a) Dividends from affiliated investments	$ 510	$ -	$ 262	$ 271	$ 505	$ 134

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statement of Cash Flows (in thousands)
For the Period Ended June 30, 2008

JNL/Credit
Suisse Long/
Short Fund
Cash Flows from Operating Activities
Net decrease in net assets from operations	$ (9,175)
Adjustments to reconcile net decrease in net assets from operations to net cash flow used in operating activities:
Purchase of investment securities	(78,338)
Proceeds from sales and maturities	76,849
Net purchases of short-term investments	(460)
Proceeds from securities sold short	13,028
Purchases to cover securities sold short	(19,458)
Increase in investment securities sold receivable	(460)
Increase in investment securities purchased payable	170
Decrease in dividends and interest receivable	22
Decrease in dividends on securities sold short and interest payable	(6)
Change in unrealized appreciation (depreciation) on investments	5,523
Realized loss on investments	3,855

Net cash flow used in operating activities	(8,450)

Cash Flows from Financing Activities
Net proceeds from capital share transactions	8,410

Net cash flow provided by financing activities	8,410

Net decrease in cash	(40)
Cash at beginning of period	-

Cash at end of period	$ (40)

Supplemental disclosure of cash flow information:
Interest payments during the period were $50.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

					JNL/Capital	JNL/Capital	JNL/Capital
	JNL/AIM	JNL/AIM	JNL/AIM	JNL/AIM	Guardian	Guardian	Guardian
	International	Large Cap	Real Estate	Small Cap	Global Balanced	Global Diversified	International Small
Operations	Growth Fund	Growth Fund	Fund	Growth Fund	Fund	Research Fund	Cap Fund
Net investment income (loss)	$ 5,429	$ 379	$ 3,541	$ (124)	$ 3,078	$ 3,551	$ 820
Net realized gain (loss)	(17,860)	(12,834)	(6,672)	574	(3,091)	(6,986)	(2,784)
Net change in unrealized appreciation (depreciation)	(44,899)	(47,451)	(7,176)	(8,865)	(11,358)	(20,479)	(11,186)
Net increase (decrease) in net assets
from operations	(57,330)	(59,906)	(10,307)	(8,415)	(11,371)	(23,914)	(13,150)

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	86,382	155,097	71,732	14,538	102,676	110,987	24,825
Class B	3,025	183	77	60	156	150	41
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(118,788)	(107,403)	(43,826)	(24,432)	(44,488)	(77,088)	(16,443)
Class B	(1,797)	(34)	(77)	(19)	(19)	(58)	(12)
Net increase (decrease) in net assets from
share transactions	(31,178)	47,843	27,906	(9,853)	58,325	33,991	8,411

Net increase (decrease) in net assets	(88,508)	(12,063)	17,599	(18,268)	46,954	10,077	(4,739)

Net assets beginning of period	491,289	525,539	184,819	74,062	198,115	232,593	73,171

Net assets end of period	$ 402,781	$ 513,476	$ 202,418	$ 55,794	$ 245,069	$ 242,670	$ 68,432

Undistributed net investment
income (loss)	$ 5,519	$ 1,049	$ 7,542	$ (124)	$ 5,505	$ 3,521	$ 783

¹Share transactions
Shares sold
Class A	5,969	11,335	5,529	1,073	8,786	4,401	2,833
Class B	202	13	6	4	13	6	5
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(8,156)	(7,932)	(3,553)	(1,821)	(3,837)	(3,083)	(1,878)
Class B	(123)	(2)	(6)	(1)	(2)	(2)	(1)
Net increase (decrease)
Class A	(2,187)	3,403	1,976	(748)	4,949	1,318	955

Class B	79	11	-	3	11	4	4

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

	JNL/Capital	JNL/Credit				JNL/Franklin	JNL/Franklin
	Guardian	Suisse Global	JNL/Credit	JNL/Eagle	JNL/Eagle	Templeton	Templeton
	U.S. Growth	Natural Resources	Suisse Long/	Core Equity	SmallCap	Founding	Global Growth
Operations	Equity Fund	Fund	Short Fund	Fund	Equity Fund	Strategy Fund	Fund
Net investment income (loss)	$ 169	$ 3,931	$ 203	$ 484	$ (378)	$ (222)	$ 4,516
Net realized gain (loss)	601	13,460	(3,855)	(1,984)	8,435	(3,947)	(3,292)
Net change in unrealized appreciation (depreciation)	(29,738)	14,717	(5,523)	(9,411)	(25,132)	(92,663)	(49,636)
Net increase (decrease) in net assets
from operations	(28,968)	32,108	(9,175)	(10,911)	(17,075)	(96,832)	(48,412)

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	139,743	289,039	22,661	8,873	72,090	266,437	112,257
Class B	60	246	24	10	35	-	87
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(64,781)	(191,439)	(14,197)	(15,999)	(53,639)	(168,384)	(72,004)
Class B	(34)	(281)	(11)	(10)	(63)	-	(139)
Net increase (decrease) in net assets from
share transactions	74,988	97,565	8,477	(7,126)	18,423	98,053	40,201

Net increase (decrease) in net assets	46,020	129,673	(698)	(18,037)	1,348	1,221	(8,211)

Net assets beginning of period	226,922	388,681	68,749	81,308	231,930	800,395	318,753

Net assets end of period	$ 272,942	$ 518,354	$ 68,051	$ 63,271	$ 233,278	$ 801,616	$ 310,542

Undistributed net investment
income (loss)	$ 175	$ 4,187	$ 203	$ 2,101	$ (379)	$ 10,082	$ 4,543

¹Share transactions
Shares sold
Class A	6,238	20,579	2,274	652	3,693	28,068	12,298
Class B	3	17	2	1	2	-	9
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(2,931)	(13,909)	(1,426)	(1,186)	(2,832)	(17,858)	(7,923)
Class B	(2)	(19)	(1)	(1)	(3)	-	(16)
Net increase (decrease)
Class A	3,307	6,670	848	(534)	861	10,210	4,375

Class B	1	(2)	1	-	(1)	-	(7)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

		JNL/Franklin		JNL/Goldman		JNL/Goldman
	JNL/Franklin	Templeton	JNL/Franklin	Sachs Core	JNL/Goldman	Sachs Short
	Templeton	Mutual Shares	Templeton Small	Plus Bond	Sachs Mid Cap	Duration
Operations	Income Fund	Fund	Cap Value Fund	Fund	Value Fund	Bond Fund
Net investment income (loss)	$ 18,859	$ 3,300	$ 430	$ 12,561	$ 924	$ 7,269
Net realized gain (loss)	(9,395)	(4,342)	3,386	7,866	394	191
Net change in unrealized appreciation (depreciation)	(35,122)	(55,994)	(9,244)	(36,731)	(9,488)	(13,448)
Net increase (decrease) in net assets
from operations	(25,658)	(57,036)	(5,428)	(16,304)	(8,170)	(5,988)

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	234,015	120,785	26,795	222,334	80,590	253,984
Class B	174	65	78	85	39	146
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(136,395)	(75,063)	(21,547)	(168,558)	(38,039)	(257,457)
Class B	(52)	(59)	(28)	(58)	(31)	(148)
Net increase (decrease) in net assets from
share transactions	97,742	45,728	5,298	53,803	42,559	(3,475)

Net increase (decrease) in net assets	72,084	(11,308)	(130)	37,499	34,389	(9,463)

Net assets beginning of period	549,829	344,745	100,412	614,204	169,598	311,355

Net assets end of period	$ 621,913	$ 333,437	$ 100,282	$ 651,703	$ 203,987	$ 301,892

Undistributed net investment
income (loss)	$ 19,326	$ 4,502	$ 1,514	$ 36,415	$ 2,754	$ 20,654

¹Share transactions
Shares sold
Class A	22,705	13,014	2,386	18,473	6,330	24,236
Class B	17	7	7	7	3	14
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(13,284)	(8,132)	(1,953)	(14,122)	(3,088)	(24,749)
Class B	(5)	(6)	(2)	(5)	(3)	(14)
Net increase (decrease)
Class A	9,421	4,882	433	4,351	3,242	(513)

Class B	12	1	5	2	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

			JNL/JPMorgan
	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard
	International	Midcap	& Quality	Emerging	Mid Cap	Small Cap
Operations	Value Fund	Growth Fund	Bond Fund	Markets Fund	Equity Fund	Equity Fund
Net investment income (loss)	$ 13,742	$ (319)	$ 8,554	$ 6,998	$ 1,403	$ 192
Net realized gain (loss)	(30,777)	(8,353)	506	20,161	(22,841)	(8,113)
Net change in unrealized appreciation (depreciation)	(74,494)	(6,481)	(7,422)	(64,001)	(994)	(4,163)
Net increase (decrease) in net assets
from operations	(91,529)	(15,153)	1,638	(36,842)	(22,432)	(12,084)

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	139,075	28,160	292,793	197,341	31,701	19,164
Class B	255	28	101	151	985	29
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(184,440)	(37,649)	(189,368)	(179,787)	(54,877)	(31,034)
Class B	(99)	(18)	(41)	(119)	(906)	(37)
Net increase (decrease) in net assets from
share transactions	(45,209)	(9,479)	103,485	17,586	(23,097)	(11,878)

Net increase (decrease) in net assets	(136,738)	(24,632)	105,123	(19,256)	(45,529)	(23,962)

Net assets beginning of period	727,544	184,462	265,800	412,213	247,112	133,324

Net assets end of period	$ 590,806	$ 159,830	$ 370,923	$ 392,957	$ 201,583	$ 109,362

Undistributed net investment
income (loss)	$ 24,940	$ (319)	$ 20,228	$ 9,195	$ 1,915	$ 223

¹Share transactions
Shares sold
Class A	10,624	1,513	24,468	14,143	2,911	1,982
Class B	19	1	8	11	90	3
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(14,089)	(2,045)	(15,842)	(12,909)	(5,098)	(3,225)
Class B	(7)	(1)	(3)	(9)	(83)	(4)
Net increase (decrease)
Class A	(3,465)	(532)	8,626	1,234	(2,187)	(1,243)

Class B	12	-	5	2	7	(1)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

			JNL/Mellon
		JNL/Mellon	Capital		JNL/Mellon	JNL/Mellon
	JNL/Mellon	Capital	Management	JNL/Mellon	Capital	Capital
	Capital	Management	Enhanced	Capital	Management	Management
	Management	Bond Index	S&P 500 Stock	Management	International	S&P 400 MidCap
Operations	10 X 10 Fund	Fund	Index Fund	Index 5 Fund	Index Fund	Index Fund
Net investment income (loss)	$ (23)	$ 8,471	$ 504	$ (10)	$ 12,141	$ 2,276
Net realized gain (loss)	(1,064)	1,657	970	(304)	5,562	13,720
Net change in unrealized appreciation (depreciation)	(7,269)	(7,187)	(12,609)	(2,647)	(92,994)	(38,608)
Net increase (decrease) in net assets
from operations	(8,356)	2,941	(11,135)	(2,961)	(75,291)	(22,612)

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	71,210	109,141	21,299	28,563	143,902	71,669
Class B	-	765	71	-	3,442	1,350
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(20,411)	(86,239)	(34,606)	(6,475)	(139,616)	(109,949)
Class B	-	(179)	(10)	-	(1,838)	(552)
Net increase (decrease) in net assets from
share transactions	50,799	23,488	(13,246)	22,088	5,890	(37,482)

Net increase (decrease) in net assets	42,443	26,429	(24,381)	19,127	(69,401)	(60,094)

Net assets beginning of period	57,683	350,589	89,633	29,922	656,032	468,111

Net assets end of period	$ 100,126	$ 377,018	$ 65,252	$ 49,049	$ 586,631	$ 408,017

Undistributed net investment
income (loss)	$ 1,061	$ 17,970	$ 1,498	$ 609	$ 12,074	$ 6,513

¹Share transactions
Shares sold
Class A	7,640	9,643	2,621	2,991	8,780	5,051
Class B	-	66	9	-	201	95
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(2,219)	(7,617)	(4,281)	(689)	(8,616)	(7,897)
Class B	-	(15)	(1)	-	(111)	(39)
Net increase (decrease)
Class A	5,421	2,026	(1,660)	2,302	164	(2,846)

Class B	-	51	8	-	90	56

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

	JNL/Mellon	JNL/Mellon
	Capital	Capital	JNL/
	Management	Management	Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P 500 Index	Small Cap	Global	Asia ex-Japan	China-India	Real Return
Operations	Fund	Index Fund	Growth Fund	Fund	Fund	Fund
Net investment income (loss)	$ 4,704	$ 1,858	$ 3,678	$ 101	$ 118	$ 13,894
Net realized gain (loss)	1,941	15,651	16,211	(1,144)	(1,210)	17,491
Net change in unrealized appreciation (depreciation)	(89,627)	(53,597)	(66,211)	(2,033)	(5,014)	(7,657)
Net increase (decrease) in net assets
from operations	(82,982)	(36,088)	(46,322)	(3,076)	(6,106)	23,728

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	136,264	60,303	54,859	14,288	33,262	790,640
Class B	3,319	1,100	135	-	12	149
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(123,035)	(69,778)	(113,124)	(8,318)	(7,427)	(258,412)
Class B	(1,470)	(381)	(37)	-	-	(68)
Net increase (decrease) in net assets from
share transactions	15,078	(8,756)	(58,167)	5,970	25,847	532,309

Net increase (decrease) in net assets	(67,904)	(44,844)	(104,489)	2,894	19,741	556,037

Net assets beginning of period	667,083	363,897	373,331	11,845	4,988	397,519

Net assets end of period	$ 599,179	$ 319,053	$ 268,842	$ 14,739	$ 24,729	$ 953,556

Undistributed net investment
income (loss)	$ 5,375	$ 6,333	$ 6,087	$ 88	$ 118	$ 26,063

¹Share transactions
Shares sold
Class A	11,863	4,788	3,968	1,562	4,189	68,318
Class B	281	87	10	-	1	13
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(10,744)	(5,607)	(8,143)	(937)	(987)	(22,342)
Class B	(126)	(30)	(3)	-	-	(6)
Net increase (decrease)
Class A	1,119	(819)	(4,175)	625	3,202	45,976

Class B	155	57	7	-	1	7

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

			JNL/PPM	JNL/PPM	JNL/PPM		JNL/S&P	JNL/S&P
	JNL/PIMCO	JNL/PPM	America	America	America	JNL/PPM	Managed	Managed
	Total Return	America Core	High Yield	Mid Cap	Small Cap	America Value	Conservative	Moderate
Operations	Bond Fund	Equity Fund	Bond Fund	Value Fund (a)	Value Fund (a)	Equity Fund	Fund	Fund
Net investment income (loss)	$ 27,355	$ 1,081	$ 10,883	$ 22	$ 9	$ 2,164	$ (337)	$ (523)
Net realized gain (loss)	40,362	(1,564)	(13,972)	(123)	82	(10,436)	490	3,212
Net change in unrealized appreciation (depreciation)	(61,371)	(26,226)	(5,453)	(1,093)	(738)	(41,909)	(11,667)	(28,157)
Net increase (decrease) in net assets
from operations	6,346	(26,709)	(8,542)	(1,194)	(647)	(50,181)	(11,514)	(25,468)

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	657,149	84,391	87,475	20,504	10,279	116,996	251,755	240,667
Class B	3,019	10	769	120	100	3	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(361,598)	(40,132)	(125,232)	(6,268)	(601)	(63,523)	(114,537)	(106,676)
Class B	(1,092)	(5)	(468)	-	-	(5)	-	-
Net increase in net assets from share
transactions	297,478	44,264	(37,456)	14,356	9,778	53,471	137,218	133,991

Net increase in net assets	303,824	17,555	(45,998)	13,162	9,131	3,290	125,704	108,523

Net assets beginning of period	1,045,956	130,102	307,281	-	-	219,786	264,755	521,470

Net assets end of period	$1,349,780	$ 147,657	$ 261,283	$ 13,162	$ 9,131	$ 223,076	$ 390,459	$ 629,993

Undistributed net investment
income (loss)	$ 31,575	$ 1,344	$ 14,032	$ 22	$ 9	$ 5,519	$ 2,373	$ 3,264

¹Share transactions
Shares sold
Class A	53,286	4,317	11,910	1,987	1,010	6,558	22,227	20,292
Class B	233	1	98	12	10	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-	-
Shares redeemed
Class A	(29,293)	(2,069)	(17,156)	(606)	(59)	(3,591)	(10,108)	(8,971)
Class B	(85)	-	(59)	-	-	-	-	-
Net increase
Class A	23,993	2,248	(5,246)	1,381	951	2,967	12,119	11,321

Class B	148	1	39	12	10	-	-	-

(a) Period from March 31, 2008 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

	JNL/S&P		JNL/S&P
	Managed	JNL/S&P	Managed	JNL/S&P	JNL/S&P	JNL/S&P
	Moderate	Managed	Aggressive	Retirement	Retirement	Retirement
Operations	Growth Fund	Growth Fund	Growth Fund	Income Fund	2015 Fund	2020 Fund
Net investment income (loss)	$ (1,025)	$ (975)	$ (557)	$ (37)	$ (44)	$ (10)
Net realized gain (loss)	21,066	38,301	22,266	2	(48)	48
Net change in unrealized appreciation (depreciation)	(108,979)	(156,159)	(90,837)	(1,528)	(2,082)	(960)
Net increase (decrease) in net assets
from operations	(88,938)	(118,833)	(69,128)	(1,563)	(2,174)	(922)

Distributions to shareholders
From net investment income
Class A	-	-	-	-		-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	225,310	203,691	137,444	23,793	41,625	4,573
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-		-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(211,702)	(261,542)	(137,214)	(12,030)	(5,895)	(1,029)
Class B	-	-	-	-	-	-
Net increase in net assets from share
transactions	13,608	(57,851)	230	11,763	35,730	3,544

Net increase in net assets	(75,330)	(176,684)	(68,898)	10,200	33,556	2,622

Net assets beginning of period	1,403,279	1,388,072	702,285	32,868	17,394	9,564

Net assets end of period	$ 1,327,949	$ 1,211,388	$ 633,387	$ 43,068	$ 50,950	$ 12,186

Undistributed net investment
income (loss)	$ 55	$ 3,757	$ 1,621	$ 719	$ 271	$ 137

¹Share transactions
Shares sold
Class A	17,728	15,486	9,720	2,134	3,670	395
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(16,740)	(20,000)	(9,848)	(1,080)	(517)	(89)
Class B	-	-	-	-	-	-
Net increase
Class A	988	(4,514)	(128)	1,054	3,153	306

Class B	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

						JNL/S&P
			JNL/S&P		JNL/S&P	Moderate
		JNL/S&P	Disciplined		Moderate	Growth
	JNL/S&P	Disciplined	Moderate	JNL/S&P	Retirement	Retirement
	Retirement	Moderate	Growth	Disciplined	Strategy	Strategy
Operations	2025 Fund	Fund	Fund	Growth Fund	Fund	Fund
Net investment income (loss)	$ (6)	$ (40)	$ (46)	$ (17)	$ 56	$ 46
Net realized gain (loss)	20	(472)	(542)	(320)	(15)	11
Net change in unrealized appreciation (depreciation)	(601)	(2,717)	(4,704)	(1,938)	(193)	(252)
Net increase (decrease) in net assets
from operations	(587)	(3,229)	(5,292)	(2,275)	(152)	(195)

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	3,259	30,377	38,497	11,520	742	620
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(806)	(9,184)	(9,972)	(3,909)	(45)	(367)
Class B	-	-	-	-	-	-
Net increase in net assets from share
transactions	2,453	21,193	28,525	7,611	697	253

Net increase in net assets	1,866	17,964	23,233	5,336	545	58

Net assets beginning of period	5,511	34,588	40,459	16,525	2,936	3,347

Net assets end of period	$ 7,377	$ 52,552	$ 63,692	$ 21,861	$ 3,481	$ 3,405

Undistributed net investment
income (loss)	$ 78	$ 593	$ 757	$ 346	$ 58	$ 47

¹Share transactions
Shares sold
Class A	281	2,944	3,798	1,164	73	61
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(69)	(898)	(1,001)	(399)	(4)	(36)
Class B	-	-	-	-	-	-
Net increase
Class A	212	2,046	2,797	765	69	25

Class B	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

	JNL/S&P
	Growth
	Retirement	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Strategy	Competitive	Dividend Income	Intrinsic	Total	JNL/S&P 4
Operations	Fund	Advantage Fund	& Growth Fund	Value Fund	Yield Fund	Fund
Net investment income (loss)	$ 38	$ 345	$ 645	$ 317	$ 390	$ (33)
Net realized gain (loss)	9	(222)	(184)	(54)	(144)	(903)
Net change in unrealized appreciation (depreciation)	(329)	(4,070)	(7,628)	(6,232)	(9,758)	(15,991)
Net increase (decrease) in net assets
from operations	(282)	(3,947)	(7,167)	(5,969)	(9,512)	(16,927)

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	166	104,327	83,207	102,248	90,725	240,229
Class B	-	163	-	395	1	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(55)	(22,647)	(12,075)	(14,797)	(15,439)	(34,371)
Class B	-	(183)	-	(98)	-	-
Net increase (decrease) in net assets from
share transactions	111	81,660	71,132	87,748	75,287	205,858

Net increase (decrease) in net assets	(171)	77,713	63,965	81,779	65,775	188,931

Net assets beginning of period	3,857	15,393	7,301	18,360	9,907	22,194

Net assets end of period	$ 3,686	$ 93,106	$ 71,266	$ 100,139	$ 75,682	$ 211,125

Undistributed net investment
income (loss)	$ 40	$ 346	$ 645	$ 318	$ 391	$ (21)

¹Share transactions
Shares sold
Class A	16	10,866	9,292	10,889	9,162	25,368
Class B	-	17	-	41	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(5)	(2,364)	(1,369)	(1,586)	(1,592)	(3,679)
Class B	-	(19)	-	(10)	-	-
Net increase (decrease)
Class A	11	8,502	7,923	9,303	7,570	21,689

Class B	-	(2)	-	31	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2008

				JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	JNL/Select		Price	Price	Price
	Balanced	Money	JNL/Select	Established	Mid-Cap	Value
Operations	Fund	Market Fund	Value Fund	Growth Fund	Growth Fund	Fund
Net investment income (loss)	$ 7,615	$ 11,347	$ 4,721	$ 2,118	$ (699)	$ 4,870
Net realized gain (loss)	5,626	-	(4,532)	(16,596)	24,006	2,106
Net change in unrealized appreciation (depreciation)	(47,334)	(659)	(56,315)	(96,486)	(76,227)	(85,538)
Net increase (decrease) in net assets
from operations	(34,093)	10,688	(56,126)	(110,964)	(52,920)	(78,562)

Distributions to shareholders
From net investment income
Class A	-	(11,264)	-	-	-	-
Class B	-	(83)	-	-	-	-
From net realized gains
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	-	(11,347)	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	163,059	914,587	171,377	152,578	161,309	109,048
Class B	170	4,663	2,652	3,362	3,683	166
Reinvestment of distributions
Class A	-	11,264	-	-	-	-
Class B	-	83	-	-	-	-
Cost of shares redeemed
Class A	(100,133)	(656,721)	(112,180)	(152,065)	(145,192)	(117,842)
Class B	(59)	(2,646)	(1,357)	(2,231)	(2,200)	(198)
Net increase (decrease) in net assets from
share transactions	63,037	271,230	60,492	1,644	17,600	(8,826)

Net increase (decrease) in net assets	28,944	270,571	4,366	(109,320)	(35,320)	(87,388)

Net assets beginning of period	527,176	655,821	553,704	1,078,190	727,122	708,109

Net assets end of period	$ 556,120	$ 926,392	$ 558,070	$ 968,870	$ 691,802	$ 620,721

Undistributed net investment
income (loss)	$ 20,486	$ (1)	$ 4,957	$ 2,796	$ (705)	$ 16,078

¹Share transactions
Shares sold
Class A	9,564	914,587	9,305	7,383	5,611	7,871
Class B	10	4,663	142	157	128	12
Reinvestment of distributions
Class A	-	11,264	-	-	-	-
Class B	-	83	-	-	-	-
Shares redeemed
Class A	(5,868)	(656,721)	(6,159)	(7,404)	(5,147)	(8,553)
Class B	(3)	(2,646)	(74)	(108)	(78)	(14)
Net increase (decrease)
Class A	3,696	269,130	3,146	(21)	464	(682)

Class B	7	2,100	68	49	50	(2)

The accompanying notes are an integral part of these Financial Statements

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

					JNL/Capital	JNL/Capital	JNL/Capital
	JNL/AIM	JNL/AIM	JNL/AIM	JNL/AIM	Guardian	Guardian	Guardian
	International	Large Cap	Real Estate	Small Cap	Global Balanced	Global Diversified	International Small
Operations	Growth Fund	Growth Fund	Fund	Growth Fund	Fund	Research Fund	Cap Fund (a)
Net investment income (loss)	$ 7,779	$ 705	$ 3,548	$ (420)	$ 2,850	$ (144)	$ 12
Net realized gain (loss)	78,380	21,270	26,756	6,339	21,642	42,307	(52)
Net change in unrealized appreciation (depreciation)	(50,778)	42,783	(75,284)	329	(12,030)	(20,179)	(887)
Net increase (decrease) in net assets
from operations	35,381	64,758	(44,980)	6,248	12,462	21,984	(927)

Distributions to shareholders
From net investment income
Class A	(6,328)	(488)	(2,312)	-	(2,218)	(1,245)	-
Class B	(289)	(1)	(4)	-	(3)	(1)	-
From net realized gains
Class A	-	(21,783)	(11,151)	(4,891)	(11,552)	-	-
Class B	-	(18)	(22)	(7)	(16)	-	-
Total distributions to shareholders	(6,617)	(22,290)	(13,489)	(4,898)	(13,789)	(1,246)	-

Share transactions¹
Proceeds from the sale of shares
Class A	303,818	247,803	215,503	40,288	80,584	138,656	75,300
Class B	4,281	220	381	36	258	51	109
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	6,328	22,271	13,463	4,891	13,770	1,245	-
Class B	289	19	26	7	19	1	-
Cost of shares redeemed
Class A	(122,226)	(184,091)	(240,702)	(25,817)	(57,941)	(88,334)	(1,311)
Class B	(4,394)	(198)	(318)	(173)	(157)	(175)	-
Net increase (decrease) in net assets from
share transactions	188,096	86,024	(11,647)	19,232	36,533	51,444	74,098

Net increase (decrease) in net assets	216,860	128,492	(70,116)	20,582	35,206	72,182	73,171

Net assets beginning of period	274,429	397,047	254,935	53,480	162,909	160,411	-

Net assets end of period	$ 491,289	$ 525,539	$ 184,819	$ 74,062	$ 198,115	$ 232,593	$ 73,171

Undistributed (excess of distributions over)
net investment income	$ 90	$ 670	$ 4,001	$ -	$ 2,427	$ (30)	$ (37)

¹Share transactions
Shares sold
Class A	19,839	17,129	13,457	2,573	6,311	5,204	7,538
Class B	274	16	24	3	20	2	11
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	416	1,521	1,091	335	1,179	48	-
Class B	19	1	2	-	2	-	-
Shares redeemed
Class A	(7,904)	(12,894)	(15,839)	(1,649)	(4,588)	(3,741)	(134)
Class B	(279)	(13)	(21)	(11)	(12)	(6)	-
Net increase (decrease)
Class A	12,351	5,756	(1,291)	1,259	2,902	1,511	7,404

Class B	14	4	5	(8)	10	(4)	11

(a) Period from December 3, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

	JNL/Capital	JNL/Credit				JNL/Franklin	JNL/Franklin
	Guardian	Suisse Global	JNL/Credit	JNL/Eagle	JNL/Eagle	Templeton	Templeton
	U.S. Growth	Natural Resources	Suisse Long/	Core Equity	SmallCap	Founding	Global Growth
Operations	Equity Fund	Fund (a)	Short Fund (a)	Fund	Equity Fund	Strategy Fund (a)	Fund (a)
Net investment income (loss)	$ (10)	$ 877	$ (97)	$ 1,651	$ (978)	$ 9,781	$ 1,893
Net realized gain (loss)	27,131	11,736	1,940	13,650	39,292	438	390
Net change in unrealized appreciation (depreciation)	(14,735)	24,032	2,222	(13,245)	(17,153)	(28,877)	(9,797)
Net increase (decrease) in net assets
from operations	12,386	36,645	4,065	2,056	21,161	(18,658)	(7,514)

Distributions to shareholders
From net investment income
Class A	-	-	-	(1,667)	-	-	(1,858)
Class B	-	-	-	(2)	-	-	(2)
From net realized gains
Class A	-	-	-	(11,379)	(36,341)	-	(373)
Class B	-	-	-	(30)	(34)	-	-
Total distributions to shareholders	-	-	-	(13,078)	(36,375)	-	(2,233)

Share transactions¹
Proceeds from the sale of shares
Class A	112,116	434,732	101,866	16,614	150,928	1,001,044	412,611
Class B	26	268	110	57	118	-	237
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	13,046	36,341	-	2,231
Class B	-	-	-	32	34	-	2
Cost of shares redeemed
Class A	(84,197)	(82,947)	(37,291)	(115,554)	(139,432)	(181,991)	(86,559)
Class B	(6)	(17)	(1)	(12)	(186)	-	(22)
Net increase (decrease) in net assets from
share transactions	27,939	352,036	64,684	(85,817)	47,803	819,053	328,500

Net increase (decrease) in net assets	40,325	388,681	68,749	(96,839)	32,589	800,395	318,753

Net assets beginning of period	186,597	-	-	178,147	199,341	-	-

Net assets end of period	$ 226,922	$ 388,681	$ 68,749	$ 81,308	$ 231,930	$ 800,395	$ 318,753

Undistributed (excess of distributions over)
net investment income	$ 6	$ 256	$ -	$ 1,617	$ (1)	$ 10,304	$ 27

¹Share transactions
Shares sold
Class A	4,659	34,496	9,847	938	6,203	97,209	40,152
Class B	1	23	11	3	4	-	23
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	902	1,819	-	227
Class B	-	-	-	2	2	-	-
Shares redeemed
Class A	(3,724)	(6,553)	(3,523)	(6,597)	(5,814)	(17,871)	(8,478)
Class B	-	(1)	-	-	(7)	-	(2)
Net increase (decrease)
Class A	935	27,943	6,324	(4,757)	2,208	79,338	31,901

Class B	1	22	11	5	(1)	-	21

(a) Period from January 16, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

		JNL/Franklin		JNL/Goldman		JNL/Goldman
	JNL/Franklin	Templeton	JNL/Franklin	Sachs Core	JNL/Goldman	Sachs Short
	Templeton	Mutual Shares	Templeton Small	Plus Bond	Sachs Mid Cap	Duration
Operations	Income Fund	Fund (a)	Cap Value Fund	Fund	Value Fund	Bond Fund
Net investment income (loss)	$ 17,603	$ 3,063	$ 1,083	$ 25,416	$ 2,047	$ 14,118
Net realized gain (loss)	(3,708)	(1,769)	5,514	6,645	15,910	1,593
Net change in unrealized appreciation (depreciation)	(20,588)	(10,016)	(16,061)	5,159	(16,094)	(1,139)
Net increase (decrease) in net assets
from operations	(6,693)	(8,722)	(9,464)	37,220	1,863	14,572

Distributions to shareholders
From net investment income
Class A	(17,117)	-	(693)	(19,022)	(933)	(9,042)
Class B	(10)	-	(2)	(10)	(2)	(3)
From net realized gains
Class A	(924)	-	(4,820)	-	(5,156)	-
Class B	-	-	(6)	-	(6)	-
Total distributions to shareholders	(18,051)	-	(5,521)	(19,032)	(6,097)	(9,045)

Share transactions¹
Proceeds from the sale of shares
Class A	632,714	460,899	82,476	281,261	160,513	215,835
Class B	244	234	80	151	181	10
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	18,041	-	5,513	19,022	6,089	9,042
Class B	10	-	8	10	8	3
Cost of shares redeemed
Class A	(141,013)	(107,645)	(103,336)	(165,318)	(137,415)	(246,236)
Class B	(190)	(21)	(191)	(259)	(182)	-
Net increase (decrease) in net assets from
share transactions	509,806	353,467	(15,450)	134,867	29,194	(21,346)

Net increase (decrease) in net assets	485,062	344,745	(30,435)	153,055	24,960	(15,819)

Net assets beginning of period	64,767	-	130,847	461,149	144,638	327,174

Net assets end of period	$ 549,829	$ 344,745	$ 100,412	$ 614,204	$ 169,598	$ 311,355

Undistributed (excess of distributions over)
net investment income	$ 467	$ 1,202	$ 1,084	$ 23,854	$ 1,830	$ 13,385

¹Share transactions
Shares sold
Class A	57,254	44,963	6,237	23,715	11,753	20,456
Class B	22	23	6	12	12	1
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	1,718	-	487	1,588	483	863
Class B	1	-	1	1	1	-
Shares redeemed
Class A	(12,817)	(10,564)	(8,072)	(13,921)	(10,169)	(23,373)
Class B	(17)	(2)	(15)	(20)	(13)	-
Net increase (decrease)
Class A	46,155	34,399	(1,348)	11,382	2,067	(2,054)

Class B	6	21	(8)	(7)	-	1

(a) Period from January 16, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

			JNL/JPMorgan
	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard
	International	Midcap	& Quality	Emerging	Mid Cap	Small Cap
Operations	Value Fund	Growth Fund	Bond Fund	Markets Fund	Equity Fund	Equity Fund
Net investment income (loss)	$ 11,648	$ (329)	$ 11,654	$ 3,072	$ 1,849	$ 468
Net realized gain (loss)	80,731	33,460	(715)	33,866	34,182	5,266
Net change in unrealized appreciation (depreciation)	(25,725)	(17,709)	5,625	19,969	(45,777)	(15,239)
Net increase (decrease) in net assets
from operations	66,654	15,422	16,564	56,907	(9,746)	(9,505)

Distributions to shareholders
From net investment income
Class A	(8,034)	-	(9,226)	(457)	(1,403)	(245)
Class B	(7)	-	(6)	(1)	(28)	(1)
From net realized gains
Class A	(52,119)	-	-	-	(37,548)	(12,729)
Class B	(33)	-	-	-	(588)	(20)
Total distributions to shareholders	(60,193)	-	(9,232)	(458)	(39,567)	(12,995)

Share transactions¹
Proceeds from the sale of shares
Class A	443,007	35,660	130,317	363,571	139,426	41,892
Class B	329	33	106	281	2,052	121
Proceeds in connection with acquisition
Class A	-	29,490	-	-	-	-
Class B	-	36	-	-	-	-
Reinvestment of distributions
Class A	60,153	-	9,226	457	38,951	12,974
Class B	40	-	6	1	616	21
Cost of shares redeemed
Class A	(268,187)	(117,835)	(116,296)	(97,154)	(104,043)	(53,740)
Class B	(312)	(11)	(119)	(168)	(1,316)	(185)
Net increase (decrease) in net assets from
share transactions	235,030	(52,627)	23,240	266,988	75,686	1,083

Net increase (decrease) in net assets	241,491	(37,205)	30,572	323,437	26,373	(21,417)

Net assets beginning of period	486,053	221,667	235,228	88,776	220,739	154,741

Net assets end of period	$ 727,544	$ 184,462	$ 265,800	$ 412,213	$ 247,112	$ 133,324

Undistributed (excess of distributions over)
net investment income	$ 11,198	$ -	$ 11,674	$ 2,197	$ 512	$ 31

¹Share transactions
Shares sold
Class A	29,468	1,750	11,139	27,825	9,379	3,385
Class B	21	1	8	22	135	10
Shares issued in connection with acquisition
Class A	-	1,452	-	-	-	-
Class B	-	2	-	-	-	-
Reinvestment of distributions
Class A	4,343	-	788	33	3,435	1,268
Class B	3	-	1	-	54	2
Shares redeemed
Class A	(17,795)	(5,936)	(9,864)	(7,455)	(7,044)	(4,326)
Class B	(19)	-	(10)	(12)	(89)	(14)
Net increase (decrease)
Class A	16,016	(2,734)	2,063	20,403	5,770	327

Class B	5	3	(1)	10	100	(2)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

			JNL/Mellon
		JNL/Mellon	Capital		JNL/Mellon	JNL/Mellon
	JNL/Mellon	Capital	Management	JNL/Mellon	Capital	Capital
	Capital	Management	Enhanced	Capital	Management	Management
	Management	Bond Index	S&P 500 Stock	Management	International	S&P 400 MidCap
Operations	10 X 10 Fund (a)	Fund	Index Fund	Index 5 Fund (a)	Index Fund	Index Fund
Net investment income (loss)	$ 662	$ 14,067	$ 1,001	$ 490	$ 13,134	$ 4,859
Net realized gain (loss)	171	586	6,772	820	11,213	35,846
Net change in unrealized appreciation (depreciation)	(3,596)	5,342	(4,935)	(1,562)	29,630	(13,030)
Net increase (decrease) in net assets
from operations	(2,763)	19,995	2,838	(252)	53,977	27,675

Distributions to shareholders
From net investment income
Class A	-	(13,796)	(746)	-	(15,854)	(1,472)
Class B	-	(27)	(3)	-	(210)	(8)
From net realized gains
Class A	-	-	(2,773)	-	(8,147)	(35,375)
Class B	-	-	(5)	-	(132)	(268)
Total distributions to shareholders	-	(13,823)	(3,527)	-	(24,343)	(37,123)

Share transactions¹
Proceeds from the sale of shares
Class A	87,092	184,394	58,360	41,857	298,892	205,763
Class B	-	1,064	53	-	5,809	1,783
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	13,796	3,519	-	24,001	36,847
Class B	-	27	8	-	342	276
Cost of shares redeemed
Class A	(26,646)	(102,136)	(49,314)	(11,683)	(204,084)	(149,707)
Class B	-	(909)	(155)	-	(2,031)	(1,370)
Net increase (decrease) in net assets from
share transactions	60,446	96,236	12,471	30,174	122,929	93,592

Net increase (decrease) in net assets	57,683	102,408	11,782	29,922	152,563	84,144

Net assets beginning of period	-	248,181	77,851	-	503,469	383,967

Net assets end of period	$ 57,683	$ 350,589	$ 89,633	$ 29,922	$ 656,032	$ 468,111

Undistributed (excess of distributions over)
net investment income	$ 1,084	$ 9,499	$ 994	$ 619	$ (67)	$ 4,237

¹Share transactions
Shares sold
Class A	8,526	16,520	6,372	4,160	16,792	12,718
Class B	-	94	6	-	320	111
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	1,241	406	-	1,412	2,529
Class B	-	2	1	-	20	19
Shares redeemed
Class A	(2,710)	(9,106)	(5,383)	(1,168)	(11,500)	(9,288)
Class B	-	(80)	(17)	-	(111)	(84)
Net increase (decrease)
Class A	5,816	8,655	1,395	2,992	6,704	5,959

Class B	-	16	(10)	-	229	46

(a) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

	JNL/Mellon	JNL/Mellon
	Capital	Capital	JNL/
	Management	Management	Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P 500 Index	Small Cap	Global	Asia ex-Japan	China-India	Real Return
Operations	Fund	Index Fund	Growth Fund	Fund (b)	Fund (b)	Fund (a)
Net investment income (loss)	$ 9,228	$ 4,496	$ 2,657	$ (6)	$ (4)	$ 12,573
Net realized gain (loss)	5,105	19,469	31,972	(13)	1	16,132
Net change in unrealized appreciation (depreciation)	13,741	(33,318)	(15,584)	(221)	(9)	5,458
Net increase (decrease) in net assets
from operations	28,074	(9,353)	19,045	(240)	(12)	34,163

Distributions to shareholders
From net investment income
Class A	(8,439)	(1,040)	(2,762)	-	-	-
Class B	(173)	(4)	(3)	-	-	-
From net realized gains
Class A	(6,475)	(22,301)	(25,225)	-	-	-
Class B	(107)	(171)	(26)	-	-	-
Total distributions to shareholders	(15,194)	(23,516)	(28,016)	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	236,591	154,648	146,768	12,188	4,900	540,000
Class B	4,044	1,575	251	100	100	114
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	14,914	23,341	27,987	-	-	-
Class B	280	175	29	-	-	-
Cost of shares redeemed
Class A	(166,964)	(123,310)	(142,091)	(203)	-	(176,758)
Class B	(3,388)	(1,501)	(274)	-	-	-
Net increase (decrease) in net assets from
share transactions	85,477	54,928	32,670	12,085	5,000	363,356

Net increase (decrease) in net assets	98,357	22,059	23,699	11,845	4,988	397,519

Net assets beginning of period	568,726	341,838	349,632	-	-	-

Net assets end of period	$ 667,083	$ 363,897	$ 373,331	$ 11,845	$ 4,988	$ 397,519

Undistributed (excess of distributions over)
net investment income	$ 671	$ 4,475	$ 2,409	$ (13)	$ -	$ 12,169

¹Share transactions
Shares sold
Class A	18,765	10,240	9,117	1,219	490	52,628
Class B	319	105	16	10	10	11
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	1,219	1,748	1,914	-	-	-
Class B	22	13	2	-	-	-
Shares redeemed
Class A	(13,259)	(8,238)	(9,008)	(20)	-	(16,787)
Class B	(260)	(98)	(17)	-	-	-
Net increase (decrease)

Class A	6,725	3,750	2,023	1,199	490	35,841

Class B	81	20	1	10	10	11

(a) Period from January 16, 2007 (commencement of operations)
(b) Period from December 3, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

			JNL/PPM		JNL/S&P	JNL/S&P
	JNL/PIMCO	JNL/PPM	America	JNL/PPM	Managed	Managed
	Total Return	America Core	High Yield	America Value	Conservative	Moderate
Operations	Bond Fund	Equity Fund	Bond Fund	Equity Fund	Fund	Fund
Net investment income (loss)	$ 40,834	$ 262	$ 29,172	$ 3,355	$ 5,786	$ 9,416
Net realized gain (loss)	919	13,160	(6,625)	17,519	9,024	22,299
Net change in unrealized appreciation (depreciation)	34,202	(19,658)	(27,820)	(32,470)	(2,219)	(2,219)
Net increase (decrease) in net assets
from operations	75,955	(6,236)	(5,273)	(11,596)	12,591	29,496

Distributions to shareholders
From net investment income
Class A	(45,667)	(506)	(26,111)	(1,583)	(5,846)	(11,557)
Class B	(372)	(1)	(335)	(1)	-	-
From net realized gains
Class A	(1,279)	-	-	-	(5,671)	(12,823)
Class B	(10)	-	-	-	-	-
Total distributions to shareholders	(47,328)	(507)	(26,446)	(1,584)	(11,517)	(24,380)

Share transactions¹
Proceeds from the sale of shares
Class A	527,674	59,401	257,953	157,767	229,861	296,351
Class B	2,030	11	953	20	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	46,946	506	26,111	1,583	11,517	24,380
Class B	382	1	335	1	-	-
Cost of shares redeemed
Class A	(325,361)	(66,422)	(315,190)	(92,260)	(114,823)	(118,626)
Class B	(1,471)	(3)	(1,358)	(8)	-	-
Net increase in net assets from share
transactions	250,200	(6,506)	(31,196)	67,103	126,555	202,105

Net increase in net assets	278,827	(13,249)	(62,915)	53,923	127,629	207,221

Net assets beginning of period	767,129	143,351	370,196	165,863	137,126	314,249

Net assets end of period	$1,045,956	$ 130,102	$ 307,281	$ 219,786	$ 264,755	$ 521,470

Undistributed (excess of distributions over)
net investment income	$ 4,220	$ 263	$ 3,149	$ 3,355	$ 2,710	$ 3,787

¹Share transactions
Shares sold
Class A	44,185	2,761	30,949	7,648	19,753	23,822
Class B	164	1	107	1	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	3,919	24	3,519	83	1,012	2,020
Class B	30	-	42	-	-	-
Shares redeemed
Class A	(27,129)	(2,899)	(38,179)	(4,373)	(9,831)	(9,554)
Class B	(118)	-	(154)	-	-	-
Net increase

Class A	20,975	(114)	(3,711)	3,358	10,934	16,288

Class B	76	1	(5)	1	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

	JNL/S&P		JNL/S&P
	Managed	JNL/S&P	Managed	JNL/S&P	JNL/S&P	JNL/S&P
	Moderate	Managed	Aggressive	Retirement	Retirement	Retirement
Operations	Growth Fund	Growth Fund	Growth Fund	Income Fund	2015 Fund	2020 Fund
Net investment income (loss)	$ 17,329	$ 11,383	$ 3,916	$ 605	$ 199	$ 84
Net realized gain (loss)	119,576	153,362	95,576	923	795	508
Net change in unrealized appreciation (depreciation)	(32,955)	(58,738)	(39,313)	(223)	(288)	(236)
Net increase (decrease) in net assets
from operations	103,950	106,007	60,179	1,305	706	356

Distributions to shareholders
From net investment income
Class A	(27,863)	(22,738)	(11,130)	(161)	(47)	(20)
Class B	-	-	-	-	-	-
From net realized gains
Class A	(69,931)	(65,693)	(2,181)	(125)	(82)	(44)
Class B	-	-	-	-	-	-
Total distributions to shareholders	(97,794)	(88,431)	(13,311)	(286)	(129)	(64)

Share transactions¹
Proceeds from the sale of shares
Class A	503,734	341,358	151,061	27,219	14,613	8,266
Class B	-	-	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	97,794	88,431	13,311	286	129	64
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(328,389)	(306,095)	(181,280)	(5,545)	(3,053)	(1,414)
Class B	-	-	-	-	-	-
Net increase in net assets from share
transactions	273,139	123,694	(16,908)	21,960	11,689	6,916

Net increase in net assets	279,295	141,270	29,960	22,979	12,266	7,208

Net assets beginning of period	1,123,984	1,246,802	672,325	9,889	5,128	2,356

Net assets end of period	$ 1,403,279	$ 1,388,072	$ 702,285	$ 32,868	$ 17,394	$ 9,564

Undistributed (excess of distributions over)
net investment income	$ 1,080	$ 4,732	$ 2,178	$ 756	$ 315	$ 147

¹Share transactions
Shares sold
Class A	36,540	23,488	10,158	2,437	1,245	692
Class B	-	-	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	7,523	6,507	913	25	11	5
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(23,731)	(21,232)	(12,238)	(494)	(263)	(118)
Class B	-	-	-	-	-	-
Net increase

Class A	20,332	8,763	(1,167)	1,968	993	579

Class B	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

						JNL/S&P
			JNL/S&P		JNL/S&P	Moderate
		JNL/S&P	Disciplined		Moderate	Growth
	JNL/S&P	Disciplined	Moderate	JNL/S&P	Retirement	Retirement
	Retirement	Moderate	Growth	Disciplined	Strategy	Strategy
Operations	2025 Fund	Fund (a)	Fund (a)	Growth Fund (a)	Fund (a)	Fund (a)
Net investment income (loss)	$ 43	$ 530	$ 543	$ 214	$ 93	$ 80
Net realized gain (loss)	315	371	710	347	13	(8)
Net change in unrealized appreciation (depreciation)	(151)	(414)	(1,018)	(499)	39	109
Net increase (decrease) in net assets
from operations	207	487	235	62	145	181

Distributions to shareholders
From net investment income
Class A	(9)	-	-	-	(91)	(80)
Class B	-	-	-	-	-	-
From net realized gains
Class A	(27)	-	-	-	(5)	(2)
Class B	-	-	-	-	-	-
Total distributions to shareholders	(36)	-	-	-	(96)	(82)

Share transactions¹
Proceeds from the sale of shares
Class A	5,392	38,618	46,768	17,600	2,809	3,338
Class B	-	-	-	-	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	36	-	-	-	96	82
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(1,221)	(4,517)	(6,544)	(1,137)	(18)	(172)
Class B	-	-	-	-	-	-
Net increase in net assets from share
transactions	4,207	34,101	40,224	16,463	2,887	3,248

Net increase in net assets	4,378	34,588	40,459	16,525	2,936	3,347

Net assets beginning of period	1,133	-	-	-	-	-

Net assets end of period	$ 5,511	$ 34,588	$ 40,459	$ 16,525	$ 2,936	$ 3,347

Undistributed (excess of distributions over)
net investment income	$ 84	$ 633	$ 803	$ 363	$ 2	$ 1

¹Share transactions
Shares sold
Class A	446	3,662	4,409	1,658	280	329
Class B	-	-	-	-	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	3	-	-	-	9	8
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(100)	(431)	(616)	(107)	(2)	(16)

Class B	-	-	-	-	-	-
Net increase
Class A	349	3,231	3,793	1,551	287	321

Class B	-	-	-	-	-	-

(a) Period from January 16, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

	JNL/S&P
	Growth
	Retirement	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P
	Strategy	Competitive	Dividend Income	Intrinsic	Total	JNL/S&P 4
Operations	Fund (a)	Advantage Fund (a)	& Growth Fund (a)	Value Fund (b)	Yield Fund (b)	Fund (b)
Net investment income (loss)	$ 70	$ 8	$ 4	$ 9	$ 5	$ 12
Net realized gain (loss)	16	-	-	-	-	-
Net change in unrealized appreciation (depreciation)	125	(160)	(90)	(145)	(75)	(238)
Net increase (decrease) in net assets
from operations	211	(152)	(86)	(136)	(70)	(226)

Distributions to shareholders
From net investment income
Class A	(69)	(7)	(4)	(8)	(4)	-
Class B	-	-	-	-	-	-
From net realized gains
Class A	(15)	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions to shareholders	(84)	(7)	(4)	(8)	(4)	-

Share transactions¹
Proceeds from the sale of shares
Class A	3,678	16,428	7,316	18,463	9,932	22,534
Class B	-	100	100	100	100	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	84	7	4	8	4	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(32)	(983)	(29)	(67)	(55)	(114)
Class B	-	-	-	-	-	-
Net increase (decrease) in net assets from
share transactions	3,730	15,552	7,391	18,504	9,981	22,420

Net increase (decrease) in net assets	3,857	15,393	7,301	18,360	9,907	22,194

Net assets beginning of period	-	-	-	-	-	-

Net assets end of period	$ 3,857	$ 15,393	$ 7,301	$ 18,360	$ 9,907	$ 22,194

Undistributed (excess of distributions over)
net investment income	$ 2	$ 1	$ -	$ 1	$ 1	$ 12

¹Share transactions
Shares sold
Class A	361	1,639	740	1,847	979	2,247
Class B	-	10	10	10	10	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	8	1	-	1	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(3)	(98)	(3)	(6)	(5)	(11)
Class B	-	-	-	-	-	-

Net increase (decrease)
Class A	366	1,542	737	1,842	974	2,236

Class B	-	10	10	10	10	-

(a) Period from January 16, 2007 (commencement of operations)
(b) Period from December 3, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

				JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	JNL/Select		Price	Price	Price
	Balanced	Money	JNL/Select	Established	Mid-Cap	Value
Operations	Fund	Market Fund	Value Fund	Growth Fund	Growth Fund	Fund
Net investment income (loss)	$ 12,603	$ 21,201	$ 7,195	$ 3,943	$ (197)	$ 11,207
Net realized gain (loss)	21,533	-	32,192	63,201	108,154	59,248
Net change in unrealized appreciation (depreciation)	(496)	-	(3,315)	15,678	(5,396)	(68,668)
Net increase (decrease) in net assets
from operations	33,640	21,201	36,072	82,822	102,561	1,787

Distributions to shareholders
From net investment income
Class A	(10,194)	(21,000)	(6,723)	(3,487)	(73)	(8,788)
Class B	(6)	(201)	(236)	(174)	(2)	(5)
From net realized gains
Class A	(19,750)	-	(34,120)	(62,532)	(73,694)	(40,121)
Class B	(25)	-	(969)	(2,060)	(3,135)	(36)
Total distributions to shareholders	(29,975)	(21,201)	(42,048)	(68,253)	(76,904)	(48,950)

Share transactions¹
Proceeds from the sale of shares
Class A	194,563	1,338,028	228,814	250,451	251,296	264,187
Class B	533	8,404	4,239	4,487	5,007	538
Proceeds in connection with acquisition
Class A	-	-	-	247,425	-	-
Class B	-	-	-	111	-	-
Reinvestment of distributions
Class A	29,944	21,000	40,843	66,019	73,767	48,909
Class B	31	201	1,205	2,234	3,137	41
Cost of shares redeemed
Class A	(141,503)	(976,919)	(207,124)	(284,380)	(277,731)	(240,218)
Class B	(201)	(6,943)	(3,078)	(5,682)	(4,878)	(287)
Net increase (decrease) in net assets from
share transactions	83,367	383,771	64,899	280,665	50,598	73,170

Net increase (decrease) in net assets	87,032	383,771	58,923	295,234	76,255	26,007

Net assets beginning of period	440,144	272,050	494,781	782,956	650,867	682,102

Net assets end of period	$ 527,176	$ 655,821	$ 553,704	$ 1,078,190	$ 727,122	$ 708,109

Undistributed (excess of distributions over)
net investment income	$ 12,871	$ (1)	$ 236	$ 678	$ (6)	$ 11,208

¹Share transactions
Shares sold
Class A	10,680	1,338,028	11,108	10,722	7,657	16,116
Class B	30	8,404	207	198	158	32
Shares issued in connection with acquisition
Class A	-	-	-	10,568	-	-
Class B	-	-	-	5	-	-
Reinvestment of distributions
Class A	1,723	21,000	2,136	2,997	2,465	3,380
Class B	2	201	62	100	104	3
Shares redeemed
Class A	(7,762)	(976,919)	(10,200)	(12,252)	(8,701)	(14,835)
Class B	(11)	(6,943)	(148)	(245)	(151)	(17)
Net increase (decrease)
Class A	4,641	382,109	3,044	12,035	1,421	4,661

Class B	21	1,662	121	58	111	18

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Financial Highlights													Assuming No Expense Reimburse-
ment or Fees Paid Indirectly
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment	Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)	Assets (c)	Net Assets (c)

JNL/AIM International Growth Fund

Class A
06/30/2008	$ 15.74	$ 0.17	$ (2.08)	$ (1.91)	$ -		$ -	$ 13.83	(12.13)%	$ 387,614	31%	1.03%	2.42%	n/a	n/a
12/31/2007	14.55	0.30	1.10	1.40	(0.21)		-	15.74	9.70	475,302	105	1.03	1.90	n/a	n/a
12/31/2006	12.03	0.18	2.55	2.73	(0.21)		-	14.55	22.67	259,811	12	1.06	1.35	n/a	n/a
12/31/2005	11.04	0.14	1.04	1.18	(0.19)		-	12.03	10.69	201,554	71	1.08	1.25	n/a	n/a
12/31/2004	9.61	0.10	1.47	1.57	(0.14)		-	11.04	16.34	94,998	75	1.17	0.96	1.19	0.94
12/31/2003	7.59	0.10	2.06	2.16	(0.14)		-	9.61	28.53	96,811	114	1.23	1.17	1.26	1.14

Class B
06/30/2008	15.99	0.19	(2.12)	(1.93)	-		-	14.06	(12.07)	15,167	31	0.83	2.61	n/a	n/a
12/31/2007	14.82	0.33	1.14	1.47	(0.30)		-	15.99	9.96	15,987	105	0.83	2.08	n/a	n/a
12/31/2006	12.08	0.13	2.64	2.77	(0.03)		-	14.82	22.97	14,618	12	0.85	0.88	n/a	n/a
12/31/2005	11.06	0.16	1.05	1.21	(0.19)		-	12.08	10.94	134	71	0.87	1.46	n/a	n/a
03/05(a)-12/31/2004	10.11	0.09	0.99	1.08	(0.13)		-	11.06	10.72	1	75	0.92	1.30	0.94	1.28

JNL/AIM Large Cap Growth Fund

Class A
06/30/2008	14.93	0.01	(1.64)	(1.63)	-		-	13.30	(10.92)	512,943	22	0.97	0.15	n/a	n/a
12/31/2007	13.49	0.02	2.09	2.11	(0.01)		(0.66)	14.93	15.75	525,103	71	0.99	0.17	n/a	n/a
12/31/2006	12.51	0.02	0.96	0.98	0.00	(f)	-	13.49	7.86	396,703	90	1.00	0.12	n/a	n/a
12/31/2005	11.67	0.00	0.84	0.84	-		-	12.51	7.23	361,417	101	1.01	0.03	n/a	n/a
12/31/2004	10.61	0.01	1.05	1.06	-		-	11.67	9.99	191,003	96	1.07	0.09	1.10	0.06
12/31/2003	8.16	(0.02)	2.47	2.45	-		-	10.61	30.02	36,421	140	1.10	(0.41)	1.18	(0.49)

Class B
06/30/2008	15.02	0.02	(1.65)	(1.63)	-		-	13.39	(10.85)	533	22	0.77	0.36	n/a	n/a
12/31/2007	13.55	0.05	2.11	2.16	(0.03)		(0.66)	15.02	16.05	436	71	0.80	0.36	n/a	n/a
12/31/2006	12.55	0.04	0.97	1.01	(0.01)		-	13.55	8.07	344	90	0.80	0.32	n/a	n/a
12/31/2005	11.69	0.02	0.84	0.86	-		-	12.55	7.39	236	101	0.81	0.23	n/a	n/a
03/05(a)-12/31/2004	10.99	0.02	0.68	0.70	-		-	11.69	6.37	24	96	0.86	0.55	0.90	0.52

JNL/AIM Real Estate Fund

Class A
06/30/2008	12.44	0.23	(0.64)	(0.41)	-		-	12.03	(3.30)	202,066	11	1.02	3.71	n/a	n/a

12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)	184,451	76	1.02	1.29	n/a	n/a
12/31/2006	11.70	0.42	3.84	4.26	(0.05)	(0.11)	15.80	36.38	254,557	37	1.02	2.98	n/a	n/a
05/02(a)-12/31/2005	10.00	0.21	1.49	1.70	-	-	11.70	17.00	79,209	36	1.05	3.37	n/a	n/a

Class B
06/30/2008	12.52	0.25	(0.65)	(0.40)	-	-	12.12	(3.19)	352	11	0.82	3.87	n/a	n/a
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)	(0.81)	12.52	(14.82)	368	76	0.82	1.55	n/a	n/a
12/31/2006	11.72	0.44	3.85	4.29	(0.07)	(0.11)	15.83	36.59	378	37	0.82	3.13	n/a	n/a
05/02(a)-12/31/2005	10.00	0.23	1.49	1.72	-	-	11.72	17.20	146	36	0.85	3.57	n/a	n/a

JNL/AIM Small Cap Growth Fund

Class A
06/30/2008	14.82	(0.03)	(1.67)	(1.70)	-	-	13.12	(11.47)	55,656	20	1.16	(0.43)	n/a	n/a
12/31/2007	14.27	(0.10)	1.71	1.61	-	(1.06)	14.82	11.37	73,951	37	1.15	(0.64)	n/a	n/a
12/31/2006	13.52	(0.11)	2.07	1.96	-	(1.21)	14.27	14.49	53,265	54	1.16	(0.79)	n/a	n/a
12/31/2005	12.47	(0.08)	1.13	1.05	-	-	13.52	8.42	49,776	65	1.16	(0.67)	n/a	n/a
12/31/2004	11.67	(0.12)	0.92	0.80	-	-	12.47	6.86	44,358	93	1.16	(0.92)	1.18	(0.94)
12/31/2003	8.43	(0.05)	3.29	3.24	-	-	11.67	38.43	43,940	30	1.15	(0.89)	1.19	(0.93)

Class B
06/30/2008	14.95	(0.01)	(1.69)	(1.70)	-	-	13.25	(11.37)	138	20	0.96	(0.20)	n/a	n/a
12/31/2007	14.36	(0.07)	1.72	1.65	-	(1.06)	14.95	11.58	111	37	0.95	(0.47)	n/a	n/a
12/31/2006	13.57	(0.08)	2.08	2.00	-	(1.21)	14.36	14.74	215	54	0.96	(0.58)	n/a	n/a
12/31/2005	12.48	(0.04)	1.13	1.09	-	-	13.57	8.73	158	65	0.95	(0.46)	n/a	n/a
03/05(a)-12/31/2004	12.21	(0.02)	0.29	0.27	-	-	12.48	2.21	7	93	0.96	(0.68)	0.98	(0.70)

JNL/Capital Guardian Global Balanced Fund

Class A
06/30/2008	11.95	0.16	(0.73)	(0.57)	-	-	11.38	(4.77)	244,660	29	1.01	2.80	n/a	n/a
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96	197,825	155	0.98	1.60	n/a	n/a
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79	162,743	62	1.02	1.55	n/a	n/a
12/31/2005	10.02	0.12	0.89	1.01	-	-	11.03	10.09	127,908	83	1.01	1.22	n/a	n/a
12/31/2004	9.27	0.12	0.75	0.87	(0.12)	-	10.02	9.42	104,564	164	1.03	1.25	1.04	1.24
12/31/2003	8.26	0.12	1.01	1.13	(0.12)	-	9.27	13.73	114,262	60	1.05	1.64	1.07	1.62

Class B
06/30/2008	12.17	0.19	(0.76)	(0.57)	-	-	11.60	(4.68)	409	29	0.81	3.16	n/a	n/a
12/31/2007	12.07	0.23	0.74	0.97	(0.12)	(0.75)	12.17	8.24	290	155	0.78	1.78	n/a	n/a
12/31/2006	11.14	0.20	1.03	1.23	(0.10)	(0.20)	12.07	10.98	166	62	0.82	1.75	n/a	n/a
12/31/2005	10.10	0.14	0.90	1.04	-	-	11.14	10.31	131	83	0.81	1.42	n/a	n/a
03/05(a)-12/31/2004	9.52	0.06	0.58	0.64	(0.06)	-	10.10	6.78	2	164	0.77	1.38	0.78	1.37

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.
(f) Distributions of $0.00 represent amounts less than $0.005.

JNL/Capital Guardian Global Diversified Research Fund

Class A
06/30/2008	$ 26.67	$ 0.37	$ (2.88)	$ (2.51)	$ -	$ -	$ 24.16	(9.41)%	$ 242,463	42%	1.09%	2.99%	n/a	n/a
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	-	26.67	20.65	232,460	195	1.10	(0.11)	n/a	n/a
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	-	22.23	13.31	160,207	116	1.10	0.35	n/a	n/a
12/31/2005	19.41	0.08	0.29	0.37	(0.10)	-	19.68	1.91	188,593	264	1.10	0.30	n/a	n/a
12/31/2004	17.43	0.10	1.88	1.98	-	-	19.41	11.36	217,952	296	1.11	0.58	1.21	0.48
12/31/2003	14.06	0.13	3.24	3.37	-	-	17.43	23.97	197,288	120	1.13	0.70	1.18	0.65

Class B
06/30/2008	26.75	0.38	(2.87)	(2.49)	-	-	24.26	(9.31)	207	42	0.89	3.04	n/a	n/a
12/31/2007	22.39	0.01	4.65	4.66	(0.30)	-	26.75	20.87	133	195	0.90	0.05	n/a	n/a
12/31/2006	19.76	0.10	2.58	2.68	(0.05)	-	22.39	13.57	204	116	0.90	0.49	n/a	n/a
12/31/2005	19.45	0.12	0.29	0.41	(0.10)	-	19.76	2.12	122	264	0.89	0.51	n/a	n/a
03/05(a)-12/31/2004	18.37	0.11	0.97	1.08	-	-	19.45	5.88	1	296	0.84	1.02	0.94	0.92

JNL/Capital Guardian International Small Cap Fund

Class A
06/30/2008	9.87	0.10	(1.80)	(1.70)	-	-	8.17	(17.22)	68,317	22	1.31	2.37	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.00	(0.13)	(0.13)	-	-	9.87	(1.30)	73,063	2	1.30	0.22	n/a	n/a

Class B
06/30/2008	9.88	0.11	(1.80)	(1.69)	-	-	8.19	(17.11)	115	22	1.11	2.53	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.00	(0.12)	(0.12)	-	-	9.88	(1.20)	108	2	1.11	0.43	n/a	n/a

JNL/Capital Guardian U.S. Growth Equity Fund

Class A
06/30/2008	23.68	0.02	(2.53)	(2.51)	-	-	21.17	(10.60)	272,729	20	0.99	0.15	n/a	n/a
12/31/2007	21.58	0.00	2.10	2.10	-	-	23.68	9.73	226,712	190	1.00	(0.01)	n/a	n/a
12/31/2006	20.63	(0.01)	0.96	0.95	-	-	21.58	4.60	186,424	89	0.99	(0.07)	n/a	n/a
12/31/2005	19.71	(0.05)	0.97	0.92	-	-	20.63	4.67	216,007	77	0.99	(0.18)	n/a	n/a
12/31/2004	17.65	(0.02)	2.08	2.06	-	-	19.71	11.67	295,491	154	1.00	(0.09)	1.02	(0.11)
12/31/2003	13.03	(0.04)	4.66	4.62	-	-	17.65	35.46	257,852	78	1.04	(0.28)	1.08	(0.32)

Class B
06/30/2008	23.88	0.04	(2.55)	(2.51)	-	-	21.37	(10.51)	213	20	0.79	0.33	n/a	n/a
12/31/2007	21.72	0.04	2.12	2.16	-	-	23.88	9.94	210	190	0.80	0.19	n/a	n/a
12/31/2006	20.71	0.02	0.99	1.01	-	-	21.72	4.88	173	89	0.80	0.12	n/a	n/a
12/31/2005	19.75	(0.01)	0.97	0.96	-	-	20.71	4.86	140	77	0.79	0.02	n/a	n/a
03/05(a)-12/31/2004	18.67	0.04	1.04	1.08	-	-	19.75	5.78	2	154	0.76	0.40	0.77	0.39

JNL/Credit Suisse Global Natural Resources Fund

Class A
06/30/2008	13.90	0.13	0.94	1.07	-	-	14.97	7.70	518,053	39	1.03	1.84	n/a	n/a

01/16(a) - 12/31/2007	10.00	0.07	3.83	3.90	-		-	13.90	39.00	388,379	51	1.05		0.57	n/a	n/a

Class B
06/30/2008	13.93	0.15	0.93	1.08	-		-	15.01	7.75	301	39	0.83		2.06	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.12	3.81	3.93	-		-	13.93	39.30	302	51	0.85		0.96	n/a	n/a

JNL/Credit Suisse Long/Short Fund

Class A
06/30/2008	10.85	0.03	(1.41)	1.38)	-		-	9.47	(12.72)	67,936	138	1.62	(g)	0.62	n/a	n/a
01/16(a) - 12/31/2007	10.00	(0.02)	0.87	0.85	-		-	10.85	8.50	68,632	240	2.26	(g)	(0.19)	n/a	n/a

Class B
06/30/2008	10.87	0.04	(1.41)	(1.37)	-		-	9.50	(12.60)	115	138	1.42	(g)	0.83	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.00	0.87	0.87	-		-	10.87	8.70	117	240	2.07	(g)	(0.01)	n/a	n/a

JNL/Eagle Core Equity Fund

Class A
06/30/2008	14.53	0.09	(2.12)	(2.03)	-		-	12.50	(13.97)	63,082	26	0.95		1.36	n/a	n/a
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)		(2.42)	14.53	0.59	81,088	43	0.94		1.13	n/a	n/a
12/31/2006	15.33	0.15	1.74	1.89	0.00	(f)	-	17.22	12.35	177,972	109	0.96		0.92	n/a	n/a
12/31/2005	14.96	0.14	0.36	0.50	(0.13)		-	15.33	3.37	244,280	106	0.96		0.77	n/a	n/a
12/31/2004	14.17	0.11	0.79	0.90	(0.11)		-	14.96	6.32	357,978	101	0.96		0.85	1.00	0.81
12/31/2003	11.45	0.09	2.72	2.81	(0.09)		-	14.17	24.54	245,913	81	0.97		0.83	1.01	0.79

Class B
06/30/2008	14.93	0.11	(2.18)	(2.07)	-		-	12.86	(13.86)	189	26	0.75		1.57	n/a	n/a
12/31/2007	17.35	0.25	(0.12)	0.13	(0.13)		(2.42)	14.93	0.84	220	43	0.74		1.41	n/a	n/a
12/31/2006	15.42	0.19	1.74	1.93	0.00	(f)	-	17.35	12.53	175	109	0.76		1.16	n/a	n/a
12/31/2005	15.02	0.17	0.36	0.53	(0.13)		-	15.42	3.56	140	106	0.76		0.97	n/a	n/a
03/05(a)-12/31/2004	14.68	0.07	0.34	0.41	(0.07)		-	15.02	2.81	20	101	0.76		1.33	0.80	1.29

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.
(f) Distributions of $0.00 represent amounts less than $0.005.

(g) Includes dividend expense and borrowing fees on securities sold short of 0.41% for Class A and B shares and 1.06% for Class A and B shares for the periods ended June 30, 2008 and December 31, 2007, respectively.

JNL/Eagle SmallCap Equity Fund

Class A
06/30/2008	$ 20.73	$ (0.03)	$ (1.34)	$ (1.37)	$ -	$ -	$ 19.36	(6.61)%	$ 233,102	29%		1.03%	(0.36)%	n/a	n/a
12/31/2007	22.19	(0.11)	2.65	2.54	-	(4.00)	20.73	12.14	231,713	81		1.03	(0.45)	n/a	n/a
12/31/2006	20.13	(0.15)	4.17	4.02	-	(1.96)	22.19	20.03	199,096	68		1.05	(0.67)	n/a	n/a
12/31/2005	19.97	(0.15)	0.66	0.51	-	(0.35)	20.13	2.52	159,471	57		1.06	(0.72)	n/a	n/a
12/31/2004	16.81	(0.12)	3.28	3.16	-	-	19.97	18.80	169,746	53		1.06	(0.76)	1.07	(0.77)
12/31/2003	12.01	(0.10)	4.90	4.80	-	-	16.81	39.97	109,972	70		1.05	(0.75)	1.10	(0.80)

Class B
06/30/2008	20.96	(0.02)	(1.35)	(1.37)	-	-	19.59	(6.54)	176	29		0.83	(0.16)	n/a	n/a
12/31/2007	22.36	(0.06)	2.66	2.60	-	(4.00)	20.96	12.32	217	81		0.83	(0.24)	n/a	n/a
12/31/2006	20.22	(0.10)	4.20	4.10	-	(1.96)	22.36	20.34	245	68		0.85	(0.46)	n/a	n/a
12/31/2005	20.02	(0.11)	0.66	0.55	-	(0.35)	20.22	2.71	145	57		0.85	(0.51)	n/a	n/a
03/05(a)-12/31/2004	18.33	(0.04)	1.73	1.69	-	-	20.02	9.22	7	53		0.84	(0.53)	0.86	(0.55)

JNL/Franklin Templeton Founding Strategy Fund (i)

Class A
06/30/2008	10.09	0.00	(1.14)	(1.14)	-	-	8.95	(11.30)	801,616	5		0.06	(0.06)	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.24	(0.15)	0.09	-	-	10.09	0.90	800,395	9		0.05	2.42	n/a	n/a

JNL/Franklin Templeton Global Growth Fund

Class A
06/30/2008	9.99	0.13	(1.56)	(1.43)	-	-	8.56	(14.31)	310,413	6		1.10	2.96	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.11	(0.05)	0.06	(0.06)	(0.01)	9.99	0.63	318,542	3		1.10	1.15	n/a	n/a

Class B
06/30/2008	9.97	0.15	(1.57)	(1.42)	-	-	8.55	(14.24)	129	6		0.90	3.21	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.16	(0.08)	0.08	(0.10)	(0.01)	9.97	0.82	211	3		0.90	1.58	n/a	n/a

JNL/Franklin Templeton Income Fund

Class A
06/30/2008	10.53	0.33	(0.77)	(0.44)	-	-	10.09	(4.18)	621,631	21		0.99	6.48	n/a	n/a
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)	(0.02)	10.53	1.85	549,659	21	(g)	1.02	5.45	n/a	n/a
05/01(a)-12/31/2006	10.00	0.34	0.64	0.98	(0.26)	(0.02)	10.70	9.78	64,653	43		1.10	4.85	n/a	n/a

Class B
06/30/2008	10.17	0.33	(0.74)	(0.41)	-	-	9.76	(4.03)	282	21		0.79	6.70	n/a	n/a
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)	(0.02)	10.17	1.96	170	21	(g)	0.83	5.37	n/a	n/a
05/01(a)-12/31/2006	10.00	0.35	0.65	1.00	(0.35)	(0.02)	10.63	10.01	114	43		0.90	5.06	n/a	n/a

JNL/Franklin Templeton Mutual Shares Fund

Class A
06/30/2008	10.02	0.09	(1.63)	(1.54)	-	-	8.48	(15.37)	333,253	18		1.08	(h)	1.97	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.16	(0.14)	0.02	-	-	10.02	0.20	344,535	33		1.07	(h)	1.60	n/a	n/a

Class B
06/30/2008	10.03	0.10	(1.62)	(1.52)	-	-	8.51	(15.15)	184	18		0.88	(h)	2.17	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.13	(0.10)	0.03	-	-	10.03	0.30	210	33		0.86	(h)	1.29	n/a	n/a

JNL/Franklin Templeton Small Cap Value Fund

Class A
06/30/2008	11.38	0.05	(0.60)	(0.55)	-	-	10.83	(4.83)	100,116	7		1.15		0.87	n/a	n/a
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16		0.80	n/a	n/a
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16		0.67	n/a	n/a
05/02(a)-12/31/2005	10.00	0.02	1.01	1.03	-	-	11.03	10.30	72,399	5		1.14		0.39	n/a	n/a

Class B
06/30/2008	11.35	0.06	(0.60)	(0.54)	-	-	10.81	(4.76)	166	7		0.95		1.09	n/a	n/a
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26		0.96		0.96	n/a	n/a
12/31/2006	11.04	0.11	1.87	1.98	(0.02)	(0.11)	12.89	17.93	239	6		0.95		0.88	n/a	n/a
05/02(a)-12/31/2005	10.00	0.03	1.01	1.04	-	-	11.04	10.40	139	5		0.96		0.57	n/a	n/a

JNL/Goldman Sachs Core Plus Bond Fund

Class A
06/30/2008	12.01	0.22	(0.49)	(0.27)	-	-	11.74	(2.25)	651,510	236	(f)	0.89		3.74	n/a	n/a
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	-	12.01	6.91	614,033	186	(f)	0.91		4.79	n/a	n/a
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	-	11.60	4.77	460,890	113	(f)	0.92		4.81	n/a	n/a
12/31/2005	11.47	0.44	(0.14)	0.30	(0.48)	(0.21)	11.08	2.62	338,943	97	(f)	0.93		4.44	n/a	n/a
12/31/2004	11.40	0.56	0.23	0.79	(0.53)	(0.19)	11.47	6.91	236,706	74	(f)	0.94		4.63	n/a	n/a
12/31/2003	10.63	0.49	0.95	1.44	(0.52)	(0.15)	11.40	13.53	197,923	61		0.95		5.03	n/a	n/a

Class B
06/30/2008	12.13	0.24	(0.49)	(0.25)	-	-	11.88	(2.06)	193	236	(f)	0.69		3.96	n/a	n/a
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	-	12.13	7.18	171	186	(f)	0.71		4.99	n/a	n/a
12/31/2006	11.49	0.58	(0.01)	0.57	(0.01)	-	12.05	4.94	259	113	(f)	0.72		5.01	n/a	n/a
12/31/2005	11.84	0.48	(0.14)	0.34	(0.48)	(0.21)	11.49	2.87	171	97	(f)	0.73		4.64	n/a	n/a
03/05(a)-12/31/2004	11.60	0.20	0.41	0.61	(0.18)	(0.19)	11.84	5.20	8	74	(f)	0.72		4.87	n/a	n/a

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.

(f) Portfolio Turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 431% for the period ended June 30, 2008 and 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and 2007, respectively.

(g) Portfolio Turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007.

(h) Includes dividend expense and borrowing fees on securities sold short of 0.02% for Class A and B shares and 0.01% for Class A and B shares for the periods ended June 30, 2008 and December 31, 2007, respectively.

(i) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

JNL/Goldman Sachs Mid Cap Value Fund

Class A
06/30/2008	$ 12.82	$ 0.07	$ (0.50)	$ (0.43)	$ -	$ -	$ 12.39	(3.35)%	$ 203,775	44%		1.03%	1.08%	n/a	n/a
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117		1.03	1.01	n/a	n/a
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47		1.05	0.90	n/a	n/a
05/02(a)-12/31/2005	10.00	0.06	1.33	1.39	-	-	11.39	13.90	85,789	34		1.06	1.02	n/a	n/a

Class B
06/30/2008	12.83	0.08	(0.50)	(0.42)	-	-	12.41	(3.27)	212	44		0.83	1.26	n/a	n/a
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117		0.83	1.16	n/a	n/a
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47		0.85	1.09	n/a	n/a
05/02(a)-12/31/2005	10.00	0.07	1.33	1.40	-	-	11.40	14.00	151	34		0.86	1.22	n/a	n/a

JNL/Goldman Sachs Short Duration Bond Fund

Class A
06/30/2008	10.49	0.21	(0.35)	(0.14)	-	-	10.35	(1.33)	301,782	50	(g)	0.74	3.98	n/a	n/a
12/31/2007	10.31	0.49	0.01	0.50	(0.32)	-	10.49	4.82	311,237	73	(g)	0.75	4.62	n/a	n/a
05/01(a)-12/31/2006	10.00	0.31	0.00	0.31	-	-	10.31	3.10	327,071	109	(g)	0.74	4.52	n/a	n/a

Class B
06/30/2008	10.53	0.22	(0.34)	(0.12)	-	-	10.41	(1.14)	110	50	(g)	0.54	4.24	n/a	n/a
12/31/2007	10.33	0.50	0.01	0.51	(0.31)	-	10.53	4.95	118	73	(g)	0.55	4.74	n/a	n/a
05/01(a)-12/31/2006	10.00	0.32	0.01	0.33	-	-	10.33	3.30	103	109	(g)	0.54	4.72	n/a	n/a

JNL/JPMorgan International Value Fund

Class A
06/30/2008	14.35	0.28	(2.12)	(1.84)	-	-	12.51	(12.82)	590,251	47		1.01	4.29	n/a	n/a
12/31/2007	14.02	0.27	1.36	1.63	(0.17)	(1.13)	14.35	11.97	727,077	98		1.01	1.81	n/a	n/a
12/31/2006	10.94	0.26	3.23	3.49	(0.08)	(0.33)	14.02	31.98	485,663	83		1.04	2.09	n/a	n/a
12/31/2005	9.29	0.13	1.59	1.72	(0.01)	(0.06)	10.94	18.57	234,118	72		1.08	1.63	n/a	n/a
12/31/2004	7.65	0.07	1.65	1.72	(0.08)	-	9.29	22.54	82,081	90		1.13	1.14	n/a	n/a
12/31/2003	5.56	0.00	2.19	2.19	(0.10)	-	7.65	39.43	29,609	132		1.12	0.75	n/a	n/a

Class B
06/30/2008	14.57	0.31	(2.17)	(1.86)	-	-	12.71	(12.77)	555	47		0.81	4.65	n/a	n/a
12/31/2007	14.23	0.31	1.38	1.69	(0.22)	(1.13)	14.57	12.23	467	98		0.81	2.01	n/a	n/a
12/31/2006	11.07	0.28	3.29	3.57	(0.08)	(0.33)	14.23	32.27	390	83		0.84	2.14	n/a	n/a
12/31/2005	9.37	0.15	1.62	1.77	(0.01)	(0.06)	11.07	18.90	165	72		0.87	1.84	n/a	n/a
03/05(a)-12/31/2004	8.17	0.03	1.18	1.21	(0.01)	-	9.37	14.85	5	90		0.93	1.36	n/a	n/a

JNL/JPMorgan Midcap Growth Fund

Class A
06/30/2008	20.07	(0.04)	(1.58)	(1.62)	-	-	18.45	(8.07)	159,604	51		1.02	(0.40)	n/a	n/a
12/31/2007	18.59	(0.03)	1.51	1.48	-	-	20.07	7.96	184,228	184		1.01	(0.16)	n/a	n/a

12/31/2006	16.59	(0.01)	2.01	2.00	-	-	18.59	12.06	221,504	151		1.01	(0.07)	n/a	n/a
12/31/2005	15.67	(0.02)	0.99	0.97	(0.05)	-	16.59	6.16	217,173	149		1.01	(0.11)	n/a	n/a
12/31/2004	13.28	0.05	2.34	2.39	-	-	15.67	18.00	210,402	232		1.02	0.39	1.04	0.37
12/31/2003	9.79	(0.06)	3.55	3.49	-	-	13.28	35.65	158,013	32		1.05	(0.51)	1.07	(0.53)

Class B
06/30/2008	20.22	(0.02)	(1.59)	(1.61)	-	-	18.61	(7.96)	226	51		0.82	(0.20)	n/a	n/a
12/31/2007	18.70	0.01	1.51	1.52	-	-	20.22	8.13	234	184		0.81	0.03	n/a	n/a
12/31/2006	16.65	0.02	2.03	2.05	-	-	18.70	12.31	163	151		0.81	0.14	n/a	n/a
12/31/2005	15.70	0.01	0.99	1.00	(0.05)	-	16.65	6.34	128	149		0.80	0.10	n/a	n/a
03/05(a)-12/31/2004	13.97	0.05	1.68	1.73	-	-	15.70	12.38	3	232		0.78	0.97	0.80	0.95

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A
06/30/2008	11.74	0.27	(0.15)	0.12	-	-	11.86	1.02	370,724	13		0.76	4.53	n/a	n/a
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	-	11.74	6.38	265,662	57	(f)	0.78	4.51	n/a	n/a
12/31/2006	11.07	0.46	(0.10)	0.36	-	-	11.43	3.25	235,088	114	(f)	0.79	4.16	n/a	n/a
12/31/2005	11.31	0.41	(0.14)	0.27	(0.41)	(0.10)	11.07	2.35	214,590	39	(f)	0.79	3.76	n/a	n/a
12/31/2004	11.47	0.54	(0.10)	0.44	(0.53)	(0.07)	11.31	3.85	197,863	65	(f)	0.79	3.92	n/a	n/a
12/31/2003	11.89	0.45	(0.31)	0.14	(0.42)	(0.14)	11.47	1.18	257,274	44		0.78	3.26	n/a	n/a

Class B
06/30/2008	12.16	0.29	(0.15)	0.14	-	-	12.30	1.15	199	13		0.56	4.79	n/a	n/a
12/31/2007	11.89	0.57	0.22	0.79	(0.52)	-	12.16	6.64	138	57	(f)	0.58	4.71	n/a	n/a
12/31/2006	11.50	0.50	(0.11)	0.39	-	-	11.89	3.39	140	114	(f)	0.59	4.36	n/a	n/a
12/31/2005	11.71	0.44	(0.14)	0.30	(0.41)	(0.10)	11.50	2.53	121	39	(f)	0.59	3.96	n/a	n/a
03/05(a)-12/31/2004	11.75	0.16	0.02	0.18	(0.15)	(0.07)	11.71	1.54	13	65	(f)	0.61	4.22	n/a	n/a

JNL/Lazard Emerging Markets Fund

Class A
06/30/2008	14.47	0.23	(1.48)	(1.25)	-	-	13.22	(8.64)	392,615	26		1.26	3.35	n/a	n/a
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	-	14.47	31.81	411,866	53		1.29	1.37	n/a	n/a
05/01(a)-12/31/2006	10.00	0.10	0.89	0.99	-	-	10.99	9.90	88,626	28		1.35	1.52	n/a	n/a

Class B
06/30/2008	14.49	0.23	(1.47)	(1.24)	-	-	13.25	(8.56)	342	26		1.06	3.34	n/a	n/a
12/31/2007	11.00	0.21	3.32	3.53	(0.04)	-	14.49	32.12	347	53		1.09	1.63	n/a	n/a
05/01(a)-12/31/2006	10.00	0.11	0.89	1.00	-	-	11.00	10.00	150	28		1.16	1.69	n/a	n/a

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.
(f) Portfolio Turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively.
(g) Portfolio Turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 57% for the period ended June 30, 2008 and 118% and 78% for 2006 and 2007, respectively.

JNL/Lazard Mid Cap Equity Fund

Class A
06/30/2008	$ 11.47	$ 0.07	$ (1.13)	$ (1.06)	$ -	$ -	$ 10.41	(9.24)%	$ 198,156	35%		1.02%	1.29%	n/a	n/a
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84		1.02	0.71	n/a	n/a
12/31/2006	13.54	0.07	1.89	1.96	(0.07)	(1.35)	14.08	14.56	217,646	70		1.03	0.50	n/a	n/a
12/31/2005	14.66	0.07	1.24	1.31	(0.06)	(2.37)	13.54	8.81	228,735	85		1.03	0.49	n/a	n/a
12/31/2004	13.16	0.02	3.21	3.23	(0.02)	(1.71)	14.66	24.72	222,542	101		1.08	0.20	1.13	0.15
12/31/2003	10.23	0.04	2.92	2.96	(0.03)	-	13.16	28.89	142,798	89		1.08	0.40	1.17	0.31

Class B
06/30/2008	11.62	0.08	(1.14)	(1.06)	-	-	10.56	(9.12)	3,427	35		0.82	1.48	n/a	n/a
12/31/2007	14.23	0.14	(0.51)	(0.37)	(0.10)	(2.14)	11.62	(2.44)	3,683	84		0.82	0.92	n/a	n/a
12/31/2006	13.61	0.10	1.90	2.00	(0.03)	(1.35)	14.23	14.77	3,093	70		0.83	0.68	n/a	n/a
12/31/2005	14.70	0.10	1.24	1.34	(0.06)	(2.37)	13.61	8.99	253	85		0.83	0.69	n/a	n/a
03/05(a)-12/31/2004	14.28	0.02	2.13	2.15	(0.02)	(1.71)	14.70	15.20	29	101		0.88	0.45	0.93	0.40

JNL/Lazard Small Cap Equity Fund

Class A
06/30/2008	10.31	0.02	(0.98)	(0.96)	-	-	9.35	(9.31)	109,175	51		1.05	0.33	n/a	n/a
12/31/2007	12.27	0.04	(0.88)	(0.84)	(0.02)	(1.10)	10.31	(6.81)	133,109	106		1.06	0.31	n/a	n/a
12/31/2006	12.77	0.00	2.13	2.13	-	(2.63)	12.27	16.80	154,450	96		1.06	0.03	n/a	n/a
12/31/2005	13.81	(0.01)	0.67	0.66	-	(1.70)	12.77	4.65	197,826	99		1.06	(0.07)	n/a	n/a
12/31/2004	13.05	(0.02)	2.03	2.01	(0.01)	(1.24)	13.81	15.38	218,851	105		1.12	(0.20)	1.18	(0.26)
12/31/2003	9.40	0.01	3.64	3.65	-	-	13.05	38.83	155,191	71		1.13	0.17	1.20	0.10

Class B
06/30/2008	10.40	0.03	(0.99)	(0.96)	-	-	9.44	(9.23)	187	51		0.85	0.53	n/a	n/a
12/31/2007	12.38	0.06	(0.88)	(0.82)	(0.06)	(1.10)	10.40	(6.63)	215	106		0.86	0.50	n/a	n/a
12/31/2006	12.83	0.04	2.14	2.18	-	(2.63)	12.38	17.12	291	96		0.86	0.26	n/a	n/a
12/31/2005	13.84	0.01	0.68	0.69	-	(1.70)	12.83	4.85	228	99		0.86	0.13	n/a	n/a
03/05(a)-12/31/2004	13.92	0.00	1.16	1.16	-	(1.24)	13.84	8.34	27	105		0.92	(0.10)	0.98	(0.16)

JNL/Mellon Capital Management 10 X 10 Fund (g)

Class A
06/30/2008	9.92	0.00	(1.01)	(1.01)	-	-	8.91	(10.18)	100,126	11		0.05	(0.05)	n/a	n/a
04/30(a) - 12/31/2007	10.00	0.21	(0.29)	(0.08)	-	-	9.92	(0.80)	57,683	60		0.06	3.14	n/a	n/a

JNL/Mellon Capital Management Bond Index Fund

Class A
06/30/2008	11.16	0.26	(0.16)	0.10	-	-	11.26	0.90	375,520	26	(f)	0.61	4.64	n/a	n/a
12/31/2007	10.92	0.52	0.18	0.70	(0.46)	-	11.16	6.43	349,683	45	(f)	0.60	4.68	n/a	n/a
12/31/2006	10.75	0.48	(0.09)	0.39	(0.22)	-	10.92	3.64	247,489	65	(f)	0.61	4.42	n/a	n/a
12/31/2005	10.83	0.18	0.02	0.20	(0.22)	(0.06)	10.75	1.85	180,542	361		0.61	3.46	n/a	n/a

12/31/2004	10.47	0.35	0.04	0.39	(0.03)	-	10.83	3.74	116,440	215		0.61	3.31	n/a	n/a
12/31/2003	10.48	0.23	0.07	0.30	(0.19)	(0.12)	10.47	2.87	83,547	71		0.60	3.29	n/a	n/a

Class B
06/30/2008	11.44	0.28	(0.17)	0.11	-	-	11.55	0.96	1,498	26	(f)	0.41	4.85	n/a	n/a
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	-	11.44	6.68	906	45	(f)	0.41	4.88	n/a	n/a
12/31/2006	10.70	0.50	(0.09)	0.41	(0.06)	-	11.05	3.85	692	65	(f)	0.41	4.65	n/a	n/a
12/31/2005	10.76	0.20	0.02	0.22	(0.22)	(0.06)	10.70	2.04	147	361		0.41	3.66	n/a	n/a
03/05(a)-12/31/2004	10.73	0.12	0.02	0.14	(0.11)	-	10.76	1.35	17	215		0.41	3.38	n/a	n/a

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

Class A
06/30/2008	8.75	0.06	(1.22)	(1.16)	-	-	7.59	(13.26)	65,058	29		0.83	1.43	n/a	n/a
12/31/2007	8.78	0.10	0.23	0.33	(0.08)	(0.28)	8.75	3.76	89,477	54		0.79	1.12	n/a	n/a
12/31/2006	8.32	0.10	1.30	1.40	(0.12)	(0.82)	8.78	16.84	77,608	43		0.80	1.15	n/a	n/a
12/31/2005	8.80	0.05	0.33	0.38	(0.27)	(0.59)	8.32	4.24	62,053	46		0.80	0.96	n/a	n/a
12/31/2004	7.93	0.07	0.82	0.89	(0.02)	-	8.80	11.27	181,444	67		0.78	1.17	0.78	1.17
12/31/2003	6.16	0.03	1.76	1.79	(0.02)	-	7.93	29.09	89,068	124		0.87	0.87	0.89	0.85

Class B
06/30/2008	8.71	0.06	(1.20)	(1.14)	-	-	7.57	(13.09)	194	29		0.63	1.61	n/a	n/a
12/31/2007	8.82	0.12	0.21	0.33	(0.16)	(0.28)	8.71	3.82	156	54		0.59	1.27	n/a	n/a
12/31/2006	8.28	0.12	1.29	1.41	(0.05)	(0.82)	8.82	17.06	243	43		0.60	1.35	n/a	n/a
12/31/2005	8.73	0.08	0.33	0.41	(0.27)	(0.59)	8.28	4.63	179	46		0.61	1.15	n/a	n/a
03/05(a)-12/31/2004	8.24	0.08	0.48	0.56	(0.07)	-	8.73	6.85	4	67		0.58	1.55	0.58	1.55

JNL/Mellon Capital Management Index 5 Fund (g)

Class A
06/30/2008	10.00	0.00	(0.74)	(0.74)	-	-	9.26	(7.40)	49,049	5		0.06	(0.06)	n/a	n/a
04/30(a) - 12/31/2007	10.00	0.36	(0.36)	-	-	-	10.00	0.00	29,922	32		0.06	5.34	n/a	n/a

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.
(f) Portfolio Turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 26% for the period ended June 30, 2008 and 79% and 52% in 2006 and 2007, respectively.
(g) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

JNL/Mellon Capital Management International Index Fund

Class A
06/30/2008	$ 17.55	$ 0.33	$ (2.29)	$ (1.96)	$ -	$ -	$ 15.59	(11.17)%	$ 575,823	6%	0.65%	4.09%	n/a	n/a
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)	17.55	10.39	645,505	5	0.65	2.23	n/a	n/a
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)	16.54	25.58	497,487	2	0.66	2.11	n/a	n/a
12/31/2005	13.67	0.29	1.53	1.82	(0.27)	(1.63)	13.59	13.31	294,677	43	0.66	2.08	n/a	n/a
12/31/2004	11.45	0.16	2.07	2.23	(0.01)	-	13.67	19.49	298,098	3	0.66	1.83	n/a	n/a
12/31/2003	8.44	0.10	3.04	3.14	(0.13)	-	11.45	37.31	97,126	2	0.65	1.59	n/a	n/a

Class B
06/30/2008	18.04	0.36	(2.36)	(2.00)	-	-	16.04	(11.09)	10,808	6	0.45	4.32	n/a	n/a
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)	18.04	10.56	10,527	5	0.45	2.43	n/a	n/a
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)	16.88	25.93	5,982	2	0.47	1.40	n/a	n/a
12/31/2005	13.66	0.31	1.53	1.84	(0.27)	(1.63)	13.60	13.46	374	43	0.46	2.28	n/a	n/a
03/05(a)-12/31/2004	12.05	0.05	1.62	1.67	(0.06)	-	13.66	13.85	50	3	0.46	1.19	n/a	n/a

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
06/30/2008	14.78	0.08	(0.73)	(0.65)	-	-	14.13	(4.40)	403,894	6	0.64	1.10	n/a	n/a
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)	14.78	7.45	464,641	25	0.60	1.06	n/a	n/a
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)	14.96	9.69	381,163	10	0.61	0.97	n/a	n/a
12/31/2005	13.28	0.09	1.51	1.60	(0.10)	(0.57)	14.21	11.98	288,486	15	0.61	0.82	n/a	n/a
12/31/2004	11.47	0.06	1.75	1.81	-	-	13.28	15.79	198,751	14	0.60	0.62	n/a	n/a
12/31/2003	8.55	0.03	2.92	2.95	(0.03)	-	11.47	34.55	81,077	18	0.60	0.65	0.61	0.64

Class B
06/30/2008	14.95	0.09	(0.74)	(0.65)	-	-	14.30	(4.35)	4,123	6	0.44	1.31	n/a	n/a
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)	14.95	7.69	3,470	25	0.40	1.27	n/a	n/a
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)	15.07	9.91	2,804	10	0.41	1.26	n/a	n/a
12/31/2005	13.27	0.11	1.51	1.62	(0.10)	(0.57)	14.22	12.14	245	15	0.41	1.02	n/a	n/a
03/05(a)-12/31/2004	12.28	0.05	0.98	1.03	(0.04)	-	13.27	8.42	90	14	0.40	0.84	n/a	n/a

JNL/Mellon Capital Management S&P 500 Index Fund

Class A
06/30/2008	12.36	0.09	(1.60)	(1.51)	-	-	10.85	(12.22)	587,990	2	0.63	1.53	n/a	n/a
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)	12.36	4.90	656,286	3	0.59	1.45	n/a	n/a
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)	12.06	15.08	559,179	1	0.60	1.42	n/a	n/a
12/31/2005	10.66	0.13	0.34	0.47	(0.12)	(0.33)	10.68	4.37	427,375	14	0.61	1.30	n/a	n/a
12/31/2004	9.84	0.12	0.87	0.99	(0.12)	(0.05)	10.66	10.06	361,845	7	0.60	1.49	n/a	n/a
12/31/2003	7.79	0.03	2.13	2.16	(0.08)	(0.03)	9.84	27.79	190,338	9	0.60	1.22	0.61	1.21

Class B
06/30/2008	12.57	0.10	(1.63)	(1.53)	-	-	11.04	(12.17)	11,189	2	0.43	1.73	n/a	n/a
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)	12.57	5.14	10,797	3	0.39	1.65	n/a	n/a
12/31/2006	10.76	0.21	1.44	1.65	(0.06)	(0.08)	12.27	15.29	9,547	1	0.40	1.74	n/a	n/a

12/31/2005	10.72	0.15	0.34	0.49	(0.12)	(0.33)	10.76	4.54	537	14	0.41	1.50	n/a	n/a
03/05(a)-12/31/2004	10.25	0.09	0.52	0.61	(0.09)	(0.05)	10.72	5.91	239	7	0.40	2.07	n/a	n/a

JNL/Mellon Capital Management Small Cap Index Fund

Class A
06/30/2008	13.53	0.07	(1.39)	(1.32)	-	-	12.21	(9.76)	315,853	20	0.62	1.14	n/a	n/a
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)	13.53	(2.11)	361,126	21	0.60	1.21	n/a	n/a
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)	14.79	17.49	339,124	17	0.60	1.02	n/a	n/a
12/31/2005	13.43	0.08	0.49	0.57	(0.09)	(0.47)	13.44	4.22	237,460	16	0.60	0.84	n/a	n/a
12/31/2004	11.46	0.07	1.93	2.00	-	(0.03)	13.43	17.42	173,822	18	0.60	0.81	n/a	n/a
12/31/2003	7.94	0.05	3.59	3.64	(0.04)	(0.08)	11.46	45.88	76,130	38	0.60	0.75	0.61	0.74

Class B
06/30/2008	13.66	0.09	(1.41)	(1.32)	-	-	12.34	(9.66)	3,200	20	0.42	1.35	n/a	n/a
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)	13.66	(1.84)	2,771	21	0.40	1.41	n/a	n/a
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)	14.86	17.66	2,714	17	0.40	1.33	n/a	n/a
12/31/2005	13.39	0.10	0.49	0.59	(0.09)	(0.47)	13.42	4.38	248	16	0.40	1.04	n/a	n/a
03/05(a)-12/31/2004	12.33	0.06	1.08	1.14	(0.05)	(0.03)	13.39	9.24	85	18	0.40	1.25	n/a	n/a

JNL/Oppenheimer Global Growth Fund

Class A
06/30/2008	14.97	0.16	(2.19)	(2.03)	-	-	12.94	(13.56)	268,406	11	1.05	2.28	n/a	n/a
12/31/2007	15.25	0.13	0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31	1.05	0.79	n/a	n/a
12/31/2006	13.53	0.08	2.21	2.29	(0.07)	(0.50)	15.25	16.96	349,246	30	1.06	0.58	n/a	n/a
12/31/2005	11.92	0.08	1.56	1.64	(0.03)	-	13.53	13.74	289,390	27	1.06	0.74	n/a	n/a
12/31/2004	10.12	0.03	1.78	1.81	(0.01)	-	11.92	17.93	235,047	18	1.06	0.56	n/a	n/a
12/31/2003	7.20	0.03	2.89	2.92	-	-	10.12	40.56	104,625	38	1.05	0.57	n/a	n/a

Class B
06/30/2008	15.11	0.17	(2.21)	(2.04)	-	-	13.07	(13.50)	436	11	0.85	2.52	n/a	n/a
12/31/2007	15.35	0.17	0.81	0.98	(0.12)	(1.10)	15.11	6.56	397	31	0.85	1.02	n/a	n/a
12/31/2006	13.57	0.11	2.22	2.33	(0.05)	(0.50)	15.35	17.21	386	30	0.86	0.72	n/a	n/a
12/31/2005	11.93	0.11	1.56	1.67	(0.03)	-	13.57	13.98	204	27	0.86	0.94	n/a	n/a
03/05(a)-12/31/2004	10.71	0.03	1.21	1.24	(0.02)	-	11.93	11.60	24	18	0.86	0.59	n/a	n/a

JNL/PAM Asia ex-Japan Fund

Class A
06/30/2008	9.80	0.06	(1.82)	(1.76)	-	-	8.04	(17.96)	14,658	83	1.32	1.43	n/a	n/a
12/03(a) - 12/31/2007	10.00	(0.01)	(0.19)	(0.20)	-	-	9.80	(2.00)	11,747	0	1.30	(0.67)	n/a	n/a

Class B
06/30/2008	9.80	0.07	(1.82)	(1.75)	-	-	8.05	(17.86)	81	83	1.12	1.54	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.00	(0.20)	(0.20)	-	-	9.80	(2.00)	98	0	1.10	(0.47)	n/a	n/a

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.

JNL/PAM China-India Fund

Class A
06/30/2008	$ 9.98	$ 0.08	$ (3.38)	$ (3.30)	$ -	$ -		$ 6.68	(33.07)%	$ 24,652	58%		1.41%	1.95%	n/a	n/a
12/03(a) - 12/31/2007	10.00	(0.01)	(0.01)	(0.02)	-	-		9.98	(0.20)	4,888	0		1.40	(0.93)	n/a	n/a

Class B
06/30/2008	9.98	0.10	(3.40)	(3.30)	-	-		6.68	(33.07)	77	58		1.21	2.55	n/a	n/a
12/03(a) - 12/31/2007	10.00	(0.01)	(0.01)	(0.02)	-	-		9.98	(0.20)	100	0		1.20	(0.74)	n/a	n/a

JNL/PIMCO Real Return Fund

Class A
06/30/2008	11.09	0.21	0.35	0.56	-	-		11.65	5.05	953,341	801	(f)	0.81	3.72	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.43	0.66	1.09	-	-		11.09	10.90	397,393	1,215	(f)	0.80	4.27	n/a	n/a

Class B
06/30/2008	11.11	0.23	0.35	0.58	-	-		11.69	5.22	215	801	(f)	0.61	3.91	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.32	0.79	1.11	-	-		11.11	11.10	126	1,215	(f)	0.60	3.20	n/a	n/a

JNL/PIMCO Total Return Bond Fund

Class A
06/30/2008	12.04	0.25	(0.13)	0.12	-	-		12.16	1.00	1,339,648	158	(f)	0.80	4.09	n/a	n/a
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)		12.04	8.25	1,037,811	119	(f)	0.80	4.54	n/a	n/a
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)	0.00	(g)	11.66	3.38	760,176	63	(f)	0.81	4.20	n/a	n/a
12/31/2005	11.96	0.27	0.02	0.29	(0.33)	(0.22)		11.70	2.40	571,892	183	(f)	0.81	3.15	n/a	n/a
12/31/2004	11.76	0.17	0.36	0.53	(0.20)	(0.13)		11.96	4.45	390,124	163	(f)	0.81	1.72	n/a	n/a
12/31/2003	11.60	0.13	0.42	0.55	(0.17)	(0.22)		11.76	4.78	317,301	147		0.80	2.02	n/a	n/a

Class B
06/30/2008	12.64	0.28	(0.15)	0.13	-	-		12.77	1.03	10,132	158	(f)	0.60	4.30	n/a	n/a
12/31/2007	12.22	0.59	0.45	1.04	(0.60)	(0.02)		12.64	8.53	8,145	119	(f)	0.61	4.74	n/a	n/a
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)	0.00	(g)	12.22	3.57	6,953	63	(f)	0.60	4.51	n/a	n/a
12/31/2005	12.15	0.29	0.02	0.31	(0.33)	(0.22)		11.91	2.52	174	183	(f)	0.60	3.36	n/a	n/a
03/05(a)-12/31/2004	12.02	0.08	0.22	0.30	(0.04)	(0.13)		12.15	2.46	30	163	(f)	0.61	3.09	n/a	n/a

JNL/PPM America Core Equity Fund

Class A
06/30/2008	21.00	0.16	(3.67)	(3.51)	-	-		17.49	(16.71)	147,532	16		0.95	1.70	n/a	n/a
12/31/2007	22.73	0.06	(1.71)	(1.65)	(0.08)	-		21.00	(7.25)	129,957	184		0.98	0.25	n/a	n/a
12/31/2006	20.06	0.07	2.69	2.76	(0.09)	-		22.73	13.75	143,203	105		0.98	0.34	n/a	n/a
12/31/2005	18.59	0.07	1.56	1.63	(0.16)	-		20.06	8.75	161,881	135		0.98	0.37	n/a	n/a
12/31/2004	16.54	0.20	1.96	2.16	(0.11)	-		18.59	13.04	149,669	91		0.99	0.95	1.06	0.88
12/31/2003	13.04	0.08	3.47	3.55	(0.05)	-		16.54	27.23	164,927	75		1.00	0.45	1.07	0.38

Class B
06/30/2008	21.12	0.18	(3.69)	(3.51)	-	-	17.61	(16.62)	125	16	0.75	1.90	n/a	n/a
12/31/2007	22.84	0.10	(1.71)	(1.61)	(0.11)	-	21.12	(7.07)	145	184	0.78	0.43	n/a	n/a
12/31/2006	20.10	0.11	2.70	2.81	(0.07)	-	22.84	14.00	148	105	0.78	0.53	n/a	n/a
12/31/2005	18.59	0.11	1.56	1.67	(0.16)	-	20.10	8.96	124	135	0.78	0.57	n/a	n/a
03/05(a)-12/31/2004	17.26	0.15	1.32	1.47	(0.14)	-	18.59	8.55	11	91	0.78	2.15	0.85	2.08

JNL/PPM America High Yield Bond Fund

Class A
06/30/2008	7.43	0.29	(0.49)	(0.20)	-	-	7.23	(2.69)	257,089	51	0.78	8.04	n/a	n/a
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)	-	7.43	(1.10)	303,282	95	0.78	7.92	n/a	n/a
12/31/2006	7.95	0.62	0.21	0.83	(0.56)	-	8.22	10.51	365,753	62	0.80	7.49	n/a	n/a
12/31/2005	8.51	0.62	(0.48)	0.14	(0.62)	(0.08)	7.95	1.69	276,421	33	0.81	7.39	n/a	n/a
12/31/2004	8.03	0.17	0.49	0.66	(0.18)	-	8.51	8.22	284,949	149	0.83	6.97	n/a	n/a
12/31/2003	6.98	0.75	1.05	1.80	(0.75)	-	8.03	25.79	19,464	72	0.90	8.47	n/a	n/a

Class B
06/30/2008	8.02	0.32	(0.53)	(0.21)	-	-	7.81	(2.62)	4,194	51	0.58	8.26	n/a	n/a
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)	-	8.02	(0.79)	3,999	95	0.58	8.12	n/a	n/a
12/31/2006	8.12	0.66	0.21	0.87	(0.18)	-	8.81	10.72	4,443	62	0.59	7.60	n/a	n/a
12/31/2005	8.66	0.64	(0.48)	0.16	(0.62)	(0.08)	8.12	1.89	214	33	0.60	7.60	n/a	n/a
03/05(a)-12/31/2004	8.15	0.14	0.41	0.55	(0.04)	-	8.66	6.84	13	149	0.63	7.20	n/a	n/a

JNL/PPM America Mid Cap Value Fund

Class A
03/31(a)-06/30/2008	10.00	0.02	(0.57)	(0.55)	-	-	9.45	(5.50)	13,050	38	1.07	0.88	0.00	0.00

Class B
03/31(a)-06/30/2008	10.00	0.03	(0.58)	(0.55)	-	-	9.45	(5.50)	112	38	0.87	1.10	0.00	0.00

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.

(f) Portfolio Turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,118% for the period ended June 30, 2008 and 1,340% in 2007. Portfolio Turnover including dollar roll transactions for JNL/PIMCO Total Return

Bond Fund was 314% for the period ended June 30, 3008 and 352%, 409%, 271%, 402% in 2004, 2005, 2006, and 2007, respectively.
(g) Distributions of $0.00 represent amounts less than $0.005.

JNL/PPM America Small Cap Value Fund

Class A
03/31(a)-06/30/2008	$ 10.00	$ 0.01	$ (0.51)	$ (0.50)	$ -		$ -	$ 9.50	(5.00)%	$ 9,036	9%	1.07%	0.51%	0.00	0.00

Class B
03/31(a)-06/30/2008	10.00	0.02	(0.52)	(0.50)	-		-	9.50	(5.00)	95	9	0.87	0.71	0.00	0.00

JNL/PPM America Value Equity Fund

Class A
06/30/2008	19.15	0.18	(3.88)	(3.70)	-		-	15.45	(19.32)	222,971	27	0.86	2.09	n/a	n/a
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)		-	19.15	(5.63)	219,654	86	0.86	1.55	n/a	n/a
12/31/2006	18.09	0.17	2.19	2.36	(0.01)		-	20.44	13.03	165,734	145	0.97	0.92	n/a	n/a
12/31/2005	17.42	0.24	0.61	0.85	(0.18)		-	18.09	4.91	181,363	79	0.97	0.97	n/a	n/a
12/31/2004	16.09	0.24	1.33	1.57	(0.24)		-	17.42	9.76	215,615	46	0.97	1.24	1.01	1.20
12/31/2003	13.06	0.16	3.04	3.20	(0.17)		-	16.09	24.55	309,732	68	0.98	1.16	1.03	1.11

Class B
06/30/2008	19.30	0.20	(3.92)	(3.72)	-		-	15.58	(19.27)	105	27	0.66	2.28	n/a	n/a
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)		-	19.30	(5.36)	132	86	0.66	1.75	n/a	n/a
12/31/2006	18.20	0.22	2.18	2.40	0.00	(g)	-	20.60	13.21	129	145	0.77	1.14	n/a	n/a
12/31/2005	17.48	0.28	0.62	0.90	(0.18)		-	18.20	5.18	107	79	0.76	1.18	n/a	n/a
03/05(a)-12/31/2004	16.82	0.21	0.66	0.87	(0.21)		-	17.48	5.17	1	46	0.75	1.58	0.79	1.54

JNL/S&P Managed Conservative Fund (f)

Class A
06/30/2008	11.47	(0.01)	(0.37)	(0.38)	-		-	11.09	(3.31)	390,459	14	0.18	(0.18)	n/a	n/a
12/31/2007	11.29	0.34	0.37	0.71	(0.27)		(0.26)	11.47	6.30	264,755	54	0.18	2.92	n/a	n/a
12/31/2006	10.70	0.20	0.64	0.84	(0.18)		(0.07)	11.29	7.85	137,126	39	0.19	1.82	n/a	n/a
12/31/2005	10.35	0.26	0.13	0.39	(0.03)		(0.01)	10.70	3.73	80,642	16	0.19	3.54	n/a	n/a
10/04(a)-12/31/2004	10.00	0.14	0.21	0.35	-		-	10.35	3.50	13,909	13	0.18	12.94	n/a	n/a

JNL/S&P Managed Moderate Fund (f)

Class A
06/30/2008	12.21	(0.01)	(0.54)	(0.55)	-		-	11.66	(4.50)	629,993	13	0.18	(0.18)	n/a	n/a
12/31/2007	11.90	0.28	0.64	0.92	(0.29)		(0.32)	12.21	7.74	521,470	30	0.19	2.26	n/a	n/a
12/31/2006	11.04	0.17	0.97	1.14	(0.13)		(0.15)	11.90	10.39	314,249	35	0.19	1.44	n/a	n/a
12/31/2005	10.54	0.24	0.29	0.53	(0.02)		(0.01)	11.04	4.99	157,719	11	0.18	3.13	n/a	n/a
10/04(a)-12/31/2004	10.00	0.11	0.43	0.54	-		-	10.54	5.40	19,873	0	0.18	11.25	n/a	n/a

JNL/S&P Managed Moderate Growth Fund (f)

Class A
06/30/2008	13.20	(0.01)	(0.81)	(0.82)	-		-	12.38	(6.21)	1,327,949	13	0.15	(0.15)	n/a	n/a
12/31/2007	13.08	0.19	0.92	1.11	(0.28)		(0.71)	13.20	8.65	1,403,279	34	0.16	1.34	n/a	n/a

12/31/2006	12.13	0.12	1.36	1.48	(0.12)	(0.41)	13.08	12.17	1,123,984	29	0.16	0.97	n/a	n/a
12/31/2005	11.67	0.34	0.41	0.75	(0.20)	(0.09)	12.13	6.41	861,543	21	0.17	1.39	n/a	n/a
12/31/2004	10.91	0.12	0.92	1.04	(0.11)	(0.17)	11.67	9.58	619,106	38	0.18	1.20	n/a	n/a
12/31/2003	9.48	0.10	1.58	1.68	(0.25)	-	10.91	17.75	402,322	2	0.20	1.79	n/a	n/a

JNL/S&P Managed Growth Fund (f)

Class A
06/30/2008	13.84	(0.01)	(1.18)	(1.19)	-	-	12.65	(8.60)	1,211,388	14	0.15	(0.15)	n/a	n/a
12/31/2007	13.62	0.12	1.05	1.17	(0.24)	(0.71)	13.84	8.70	1,388,072	34	0.15	0.86	n/a	n/a
12/31/2006	12.56	0.07	1.71	1.78	(0.07)	(0.65)	13.62	14.15	1,246,802	34	0.16	0.53	n/a	n/a
12/31/2005	12.23	0.30	0.61	0.91	(0.13)	(0.45)	12.56	7.44	1,059,806	32	0.16	0.62	n/a	n/a
12/31/2004	11.07	0.07	1.19	1.26	(0.06)	(0.04)	12.23	11.41	1,001,562	47	0.17	0.67	n/a	n/a
12/31/2003	9.25	0.08	1.93	2.01	(0.19)	-	11.07	21.73	609,887	3	0.20	1.40	n/a	n/a

JNL/S&P Managed Aggressive Growth Fund (f)

Class A
06/30/2008	14.89	(0.01)	(1.42)	(1.43)	-	-	13.46	(9.60)	633,387	25	0.17	(0.17)	n/a	n/a
12/31/2007	13.91	0.08	1.19	1.27	(0.24)	(0.05)	14.89	9.17	702,285	46	0.17	0.56	n/a	n/a
12/31/2006	12.80	0.04	1.95	1.99	(0.04)	(0.84)	13.91	15.57	672,325	33	0.17	0.28	n/a	n/a
12/31/2005	11.89	0.25	0.76	1.01	(0.10)	-	12.80	8.48	657,320	35	0.18	0.22	n/a	n/a
12/31/2004	10.57	0.02	1.31	1.33	(0.01)	-	11.89	12.61	670,711	62	0.18	0.41	n/a	n/a
12/31/2003	8.44	0.06	2.20	2.26	(0.13)	-	10.57	26.80	164,016	4	0.20	0.97	n/a	n/a

JNL/S&P Retirement Income Fund (f)

Class A
06/30/2008	11.38	(0.01)	(0.45)	(0.46)	-	-	10.92	(4.04)	43,068	21	0.19	(0.19)	n/a	n/a
12/31/2007	10.74	0.34	0.40	0.74	(0.06)	(0.04)	11.38	6.91	32,868	38	0.18	3.00	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.34	0.40	0.74	-	-	10.74	7.40	9,889	46	0.19	3.46	n/a	n/a

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.
(f) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(g) Distributions of $0.00 represent amounts less than $0.005.

JNL/S&P Retirement 2015 Fund (f)

Class A
06/30/2008	$ 11.92	$ (0.01)	$ (0.86)	$ (0.87)	-	-	$ 11.05	(7.30)%	$ 50,950	33%	0.18%	(0.18)%	n/a	n/a
12/31/2007	11.00	0.22	0.79	1.01	(0.03)	(0.06)	11.92	9.20	17,394	42	0.18	1.85	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.16	0.84	1.00	-	-	11.00	10.00	5,128	27	0.19	1.58	n/a	n/a

JNL/S&P Retirement 2020 Fund (f)

Class A
06/30/2008	12.10	(0.01)	(0.98)	(0.99)	-	-	11.11	(8.18)	12,186	21	0.19	(0.19)	n/a	n/a
12/31/2007	11.12	0.17	0.90	1.07	(0.03)	(0.06)	12.10	9.56	9,564	58	0.18	1.45	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.13	0.99	1.12	-	-	11.12	11.20	2,356	19	0.20	1.35	n/a	n/a

JNL/S&P Retirement 2025 Fund (f)

Class A
06/30/2008	12.25	(0.01)	(1.09)	(1.10)	-	-	11.15	(8.98)	7,377	22	0.19	(0.19)	n/a	n/a
12/31/2007	11.20	0.18	0.95	1.13	(0.02)	(0.06)	12.25	10.11	5,511	76	0.18	1.50	n/a	n/a
01/17(a)- 12/31/2006	10.00	0.15	1.05	1.20	-	-	11.20	12.00	1,133	45	0.22	1.53	n/a	n/a

JNL/S&P Disciplined Moderate Fund (f)

Class A
06/30/2008	10.70	(0.01)	(0.73)	(0.74)	-	-	9.96	(6.92)	52,552	22	0.18	(0.18)	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.48	0.22	0.70	-	-	10.70	7.00	34,588	31	0.18	4.75	n/a	n/a

JNL/S&P Disciplined Moderate Growth Fund (f)

Class A
06/30/2008	10.67	(0.01)	(1.00)	(1.01)	-	-	9.66	(9.47)	63,692	26	0.19	(0.19)	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.35	0.32	0.67	-	-	10.67	6.70	40,459	31	0.18	3.49	n/a	n/a

JNL/S&P Disciplined Growth Fund (f)

Class A
06/30/2008	10.65	(0.01)	(1.20)	(1.21)	-	-	9.44	(11.36)	21,861	27	0.19	(0.19)	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.36	0.29	0.65	-	-	10.65	6.50	16,525	28	0.19	3.58	n/a	n/a

JNL/S&P Moderate Retirement Strategy Fund (f)

Class A
06/30/2008	10.22	0.18	(0.62)	(0.44)	-	-	9.78	(4.31)	3,481	13	0.61	3.51	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.36	0.21	0.57	(0.33)	(0.02)	10.22	5.66	2,936	17	0.61	3.65	n/a	n/a

JNL/S&P Moderate Growth Retirement Strategy Fund (f)

Class A

06/30/2008	10.43	0.13	(0.72)	(0.59)	-	-	9.84	(5.66)	3,405	20	0.61	2.65	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.29	0.40	0.69	(0.25)	(0.01)	10.43	6.91	3,347	19	0.61	2.92	n/a	n/a

JNL/S&P Growth Retirement Strategy Fund (f)

Class A
06/30/2008	10.54	0.10	(0.87)	(0.77)	-	-	9.77	(7.31)	3,686	13	0.66	1.99	n/a	n/a
01/16(a) - 12/31/2007	10.00	0.24	0.53	0.77	(0.19)	(0.04)	10.54	7.74	3,857	21	0.61	2.33	n/a	n/a

JNL/S&P Competitive Advantage Fund

Class A
06/30/2008	9.92	0.06	(0.72)	(0.66)	-	-	9.26	(6.65)	93,036	7	0.70	1.19	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.01	(0.08)	(0.07)	(0.01)	-	9.92	(0.74)	15,294	0	0.70	1.46	n/a	n/a

Class B
06/30/2008	9.92	0.07	(0.73)	(0.66)	-	-	9.26	(6.65)	70	7	0.50	1.37	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.01	(0.08)	(0.07)	(0.01)	-	9.92	(0.67)	99	0	0.47	1.93	n/a	n/a

JNL/S&P Dividend Income & Growth Fund

Class A
06/30/2008	9.77	0.14	(1.69)	(1.55)	-	-	8.22	(15.86)	71,183	5	0.70	3.20	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.02	(0.24)	(0.22)	(0.01)	-	9.77	(2.24)	7,203	0	0.70	2.03	n/a	n/a

Class B
06/30/2008	9.75	0.15	(1.69)	(1.54)	-	-	8.21	(15.79)	83	5	0.50	3.48	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.03	(0.26)	(0.23)	(0.02)	-	9.75	(2.28)	98	0	0.47	3.29	n/a	n/a

JNL/S&P Intrinsic Value Fund

Class A
06/30/2008	9.91	0.05	(1.01)	(0.96)	-	-	8.95	(9.69)	99,774	4	0.70	1.08	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.02	(0.10)	(0.08)	(0.01)	-	9.91	(0.81)	18,261	0	0.70	2.06	n/a	n/a

Class B
06/30/2008	9.91	0.06	(1.01)	(0.95)	-	-	8.96	(9.59)	365	4	0.50	1.30	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.02	(0.09)	(0.07)	(0.02)	-	9.91	(0.71)	99	0	0.48	2.37	n/a	n/a

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.
(f) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

JNL/S&P Total Yield Fund

Class A
06/30/2008	$ 10.07	$ 0.08	$ (1.30)	$ (1.22)	$ -		$ -	$ 8.85	(12.12)%	$ 75,593	5%		0.70%	1.69%	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.01	0.06	0.07	0.00	(h)	-	10.07	0.74	9,806	0		0.70	1.26	n/a	n/a

Class B
06/30/2008	10.07	0.09	(1.31)	(1.22)	-		-	8.85	(12.12)	89	5		0.50	1.92	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.01	0.07	0.08	(0.01)		-	10.07	0.81	101	0		0.48	1.64	n/a	n/a

JNL/S&P 4 Fund (g)

Class A
06/30/2008	9.93	(0.01)	(1.10)	(1.11)	-		-	8.82	(11.18)	211,125	7		0.21	(0.21)	n/a	n/a
12/03(a) - 12/31/2007	10.00	0.02	(0.09)	(0.07)	-		-	9.93	(0.70)	22,194	0		0.05	2.85	n/a	n/a

JNL/Select Balanced Fund

Class A
06/30/2008	17.56	0.23	(1.30)	(1.07)	-		-	16.49	(6.09)	555,387	23	(f)	0.78	2.75	n/a	n/a
12/31/2007	17.35	0.48	0.81	1.29	(0.37)		(0.71)	17.56	7.49	526,511	41	(f)	0.78	2.62	n/a	n/a
12/31/2006	15.75	0.42	1.73	2.15	(0.31)		(0.24)	17.35	13.65	439,868	46	(f)	0.79	2.55	n/a	n/a
12/31/2005	17.12	0.34	0.58	0.92	(0.38)		(1.91)	15.75	5.30	396,350	42	(f)	0.79	2.22	n/a	n/a
12/31/2004	15.55	0.36	1.33	1.69	(0.02)		(0.10)	17.12	10.88	381,316	121		0.80	2.42	n/a	n/a
12/31/2003	13.14	0.32	2.51	2.83	(0.30)		(0.12)	15.55	21.57	303,892	54		0.80	2.49	0.81	2.48

Class B
06/30/2008	17.84	0.26	(1.33)	(1.07)	-		-	16.77	(6.00)	733	23	(f)	0.58	2.96	n/a	n/a
12/31/2007	17.39	0.52	0.81	1.33	(0.17)		(0.71)	17.84	7.73	665	41	(f)	0.58	2.83	n/a	n/a
12/31/2006	15.64	0.45	1.72	2.17	(0.18)		(0.24)	17.39	13.89	276	46	(f)	0.59	2.75	n/a	n/a
12/31/2005	16.98	0.37	0.58	0.95	(0.38)		(1.91)	15.64	5.52	198	42	(f)	0.59	2.42	n/a	n/a
03/05(a)-12/31/2004	16.19	0.17	0.89	1.06	(0.17)		(0.10)	16.98	6.54	22	121		0.60	2.68	n/a	n/a

JNL/Select Money Market Fund

Class A
06/30/2008	1.00	0.01	0.00	0.01	(0.01)		-	1.00	1.32	919,680	n/a		0.57	2.61	n/a	n/a
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		-	1.00	4.76	651,204	n/a		0.58	4.63	n/a	n/a
12/31/2006	1.00	0.04	0.00	0.04	(0.04)		-	1.00	4.49	269,095	n/a		0.59	4.42	n/a	n/a
12/31/2005	1.00	0.02	0.00	0.02	(0.02)		-	1.00	2.71	258,452	n/a		0.60	2.66	n/a	n/a
12/31/2004	1.00	0.01	0.00	0.01	(0.01)		-	1.00	0.78	237,815	n/a		0.61	0.81	n/a	n/a
12/31/2003	1.00	0.01	0.00	0.01	(0.01)		-	1.00	0.46	184,440	n/a		0.69	0.47	n/a	n/a

Class B
06/30/2008	1.00	0.01	0.00	0.01	(0.01)		-	1.00	1.42	6,712	n/a		0.37	2.80	n/a	n/a
12/31/2007	1.00	0.05	0.00	0.05	(0.05)		-	1.00	4.97	4,617	n/a		0.38	4.84	n/a	n/a
12/31/2006	1.00	0.05	0.00	0.05	(0.05)		-	1.00	4.70	2,955	n/a		0.39	4.80	n/a	n/a
12/31/2005	1.00	0.02	0.00	0.02	(0.02)		-	1.00	2.91	469	n/a		0.40	2.88	n/a	n/a

03/05(a)-12/31/2004	1.00	0.01	0.00	0.01	(0.01)	-	1.00	0.91	38	n/a	0.40	1.57	n/a	n/a

JNL/Select Value Fund

Class A
06/30/2008	19.33	0.16	(1.97)	(1.81)	-	-	17.52	(9.36)	542,993	28	0.83	1.76	n/a	n/a
12/31/2007	19.42	0.29	1.22	1.51	(0.26)	(1.34)	19.33	7.90	538,410	41	0.83	1.39	n/a	n/a
12/31/2006	16.90	0.25	3.28	3.53	(0.31)	(0.70)	19.42	20.86	481,805	34	0.84	1.37	n/a	n/a
12/31/2005	16.71	0.17	1.20	1.37	(0.20)	(0.98)	16.90	8.15	277,461	29	0.86	1.41	n/a	n/a
12/31/2004	14.70	0.12	2.05	2.17	(0.06)	(0.10)	16.71	14.77	154,283	136	0.86	1.50	n/a	n/a
12/31/2003	10.97	0.11	3.71	3.82	(0.03)	(0.06)	14.70	34.80	54,532	16	0.85	1.81	0.88	1.78

Class B
06/30/2008	19.57	0.18	(2.00)	(1.82)	-	-	17.75	(9.30)	15,077	28	0.63	1.95	n/a	n/a
12/31/2007	19.66	0.33	1.25	1.58	(0.33)	(1.34)	19.57	8.13	15,294	41	0.63	1.59	n/a	n/a
12/31/2006	16.91	0.34	3.22	3.56	(0.11)	(0.70)	19.66	21.05	12,976	34	0.64	1.76	n/a	n/a
12/31/2005	16.68	0.21	1.20	1.41	(0.20)	(0.98)	16.91	8.41	158	29	0.65	1.62	n/a	n/a
03/05(a)-12/31/2004	15.47	0.11	1.31	1.42	(0.11)	(0.10)	16.68	9.22	27	136	0.66	1.73	n/a	n/a

JNL/T. Rowe Price Established Growth Fund
Class A
06/30/2008	22.49	0.04	(2.33)	(2.29)	-	-	20.20	(10.18)	936,862	24	0.89	0.43	n/a	n/a
12/31/2007	21.84	0.09	2.16	2.25	(0.08)	(1.52)	22.49	10.12	1,320,967	56	0.88	0.40	n/a	n/a
12/31/2006	19.44	0.09	2.57	2.66	(0.09)	(0.17)	21.84	13.70	750,771	46	0.90	0.46	n/a	n/a
12/31/2005	18.36	0.04	1.08	1.12	(0.04)	-	19.44	6.09	732,553	41	0.91	0.24	n/a	n/a
12/31/2004	16.77	0.08	1.58	1.66	(0.07)	-	18.36	9.89	606,885	37	0.92	0.51	0.93	0.50
12/31/2003	12.85	0.02	3.90	3.92	-	-	16.77	30.54	474,046	36	0.92	0.14	0.95	0.11

Class B
06/30/2008	22.69	0.06	(2.36)	(2.30)	-	-	20.39	(10.14)	32,008	24	0.69	0.63	n/a	n/a
12/31/2007	22.02	0.15	2.09	2.24	(0.12)	(1.45)	22.69	10.31	36,779	56	0.68	0.62	n/a	n/a
12/31/2006	19.50	0.14	2.58	2.72	(0.03)	(0.17)	22.02	13.95	32,185	46	0.70	0.64	n/a	n/a
12/31/2005	18.38	0.06	1.10	1.16	(0.04)	-	19.50	6.30	193	41	0.70	0.45	n/a	n/a
03/05(a)-12/31/2004	17.44	0.08	0.93	1.01	(0.07)	-	18.38	5.81	24	37	0.73	1.21	0.74	1.20

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.
(f) Portfolio Turnover including dollar roll transactions for JNL/Select Balanced Fund was 24% for the period ended June 30, 2008 and 142%, 64%, and 76% in 2005, 2006, and 2007, respectively.
(g) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(h) Distributions of $0.00 represent amounts less than $0.005.

JNL/T. Rowe Price Mid-Cap Growth Fund

Class A
06/30/2008	$ 30.37	$ (0.03)	$ (2.05)	$ (2.08)	$ -		$ -	$ 28.29	(6.85)%	$ 662,739	20%	1.02%	(0.22)%	n/a	n/a
12/31/2007	29.05	(0.01)	4.97	4.96	0.00	(f)	(3.64)	30.37	17.26	697,484	45	1.02	(0.04)	n/a	n/a
12/31/2006	29.64	0.05	1.96	2.01	(0.05)		(2.55)	29.05	6.76	625,869	37	1.02	0.16	n/a	n/a
12/31/2005	27.87	(0.07)	4.01	3.94	-		(2.17)	29.64	14.10	623,382	30	1.02	(0.32)	n/a	n/a
12/31/2004	24.89	(0.13)	4.61	4.48	-		(1.50)	27.87	18.03	541,739	34	1.02	(0.55)	1.04	(0.57)
12/31/2003	18.05	(0.12)	7.08	6.96	-		(0.12)	24.89	38.60	379,541	43	1.03	(0.60)	1.04	(0.61)

Class B
06/30/2008	30.71	0.00	(2.08)	(2.08)	-		-	28.63	(6.77)	29,063	20	0.82	(0.02)	n/a	n/a
12/31/2007	29.28	0.06	5.01	5.07	0.00	(f)	(3.64)	30.71	17.50	29,638	45	0.82	0.18	n/a	n/a
12/31/2006	29.76	0.03	2.05	2.08	(0.01)		(2.55)	29.28	6.97	24,998	37	0.81	0.08	n/a	n/a
12/31/2005	27.92	0.01	4.00	4.01	-		(2.17)	29.76	14.32	276	30	0.82	(0.12)	n/a	n/a
03/05(a)-12/31/2004	26.20	(0.03)	3.25	3.22	-		(1.50)	27.92	12.32	33	34	0.81	(0.24)	0.82	(0.25)

JNL/T. Rowe Price Value Fund

Class A
06/30/2008	14.65	0.10	(1.72)	(1.62)	-		-	13.03	(11.06)	620,180	12	0.95	1.50	n/a	n/a
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)		(0.89)	14.65	0.85	707,468	33	0.95	1.59	n/a	n/a
12/31/2006	13.93	0.22	2.57	2.79	(0.13)		(0.97)	15.62	20.11	681,711	26	0.96	1.48	n/a	n/a
12/31/2005	13.64	0.13	0.70	0.83	(0.11)		(0.43)	13.93	6.07	544,901	29	0.97	1.08	n/a	n/a
12/31/2004	11.92	0.12	1.68	1.80	(0.08)		-	13.64	15.12	485,126	42	0.99	1.01	1.01	0.99
12/31/2003	9.22	0.06	2.70	2.76	(0.06)		-	11.92	29.97	404,470	28	1.00	1.05	1.02	1.03

Class B
06/30/2008	14.95	0.12	(1.77)	(1.65)	-		-	13.30	(11.04)	541	12	0.75	1.67	n/a	n/a
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)		(0.89)	14.95	1.03	641	33	0.75	1.73	n/a	n/a
12/31/2006	14.03	0.26	2.58	2.84	(0.07)		(0.97)	15.83	20.30	391	26	0.76	1.71	n/a	n/a
12/31/2005	13.69	0.17	0.71	0.88	(0.11)		(0.43)	14.03	6.42	281	29	0.77	1.28	n/a	n/a
03/05(a)-12/31/2004	12.50	0.05	1.18	1.23	(0.04)		-	13.69	9.87	34	42	0.79	1.51	0.80	1.50

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.
(d) Portfolio Turnover excludes dollar roll transactions.
(e) Calculated using the average shares method for periods ended after December 31, 2005.
(f) Distributions of $0.00 represent amounts less than $0.005.

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended. The Trust currently offers shares in seventy (70) separate funds (each a “Fund”, and collectively, "Funds"), each with its own investment objective:

Adviser/Sub-Adviser:	Fund: (sub-Sub-Advisers are in parentheses)
AIM Capital Management, Inc.	JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/AIM Real Estate Fund (INVESCO
Institutional (N.A.) Inc.), JNL/AIM Small Cap Growth Fund
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian
International Small Cap Fund, JNL/Capital Guardian U.S. Growth Equity Fund
Credit Suisse Asset Management, LLC	JNL/Credit Suisse Global Natural Resources Fund (Credit Suisse Asset Management Limited) and JNL/Credit Suisse
Long/Short Fund
Eagle Asset Management, Inc.	JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Income Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Goldman Sachs Asset Management, L.P.	JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs
Mid Cap Value Fund, JNL/Goldman Sachs Short Duration Bond Fund
J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government &
Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund, JNL/Lazard Mid Cap Equity Fund, JNL/Lazard Small Cap Equity Fund
Mellon Capital Management Corporation	JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund,
JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund,
JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management Small Cap Index Fund,
OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.	JNL/PPM America Core Equity, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund
Prudential Asset Management (Singapore) Limited	JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund
Standard & Poor’s Investment Advisory	JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund,
Services LLC	JNL/S&P Total Yield Fund (all co-Sub-Advised by Mellon Capital Management Corporation)
Standard & Poor’s Investment Advisory	JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund,
Services LLC , the funds are collectively	JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund (all have a fund of funds structure invests in
known as “JNL/S&P Funds”	other affiliated underlying funds), JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025
Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund
Standard & Poor’s Investment Advisory	JNL/S&P Growth Retirement Strategy Fund, JNL/S&P Moderate Growth Retirement Strategy Fund, JNL/S&P Moderate
Services LLC, the funds are collectively known	Retirement Strategy Fund (all funds in exchange-traded funds - "ETFs") (all sub-Sub-Advised by Mellon Capital Management
as “JNL/S&P Retirement Strategy Funds”	Corporation)
Wellington Management Company, LLP	JNL/Select Balanced Fund, JNL/Select Money Market Fund, JNL/Select Value Fund
T. Rowe Price Associates, Inc.	JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC	JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital
(“JNAM” or “Adviser”)	Management Index 5 Fund, JNL/S&P 4 Fund (all have a fund of funds structure which invests in other affiliated underlying funds)

Effective March 31, 2008, JNL/Lazard Mid Cap Value Fund was renamed JNL/Lazard Mid Cap Equity Fund and JNL/Lazard Small Cap Value Fund was renamed JNL/Lazard Small Cap Equity Fund.

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/Lazard Mid Cap Equity Fund, JNL/Lazard Small Cap Equity Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, JNL/PIMCO Real Return Fund, JNL/S&P Funds, JNL/S&P 4 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P Retirement Strategy Funds.

Each Fund, except the JNL/S&P Funds, JNL/S&P 4 Fund, JNL/S&P Retirement Strategy Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, and JNL/Mellon Capital Management Index 5 Fund, offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® ("Jackson") and JNAM serves as investment adviser to each of the Funds. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and their separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Funds in the preparation of these financial statements.

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker/dealers. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral fund are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within sixty (60) days and all securities in the JNL Select Money Market Fund are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Market quotations may not be readily available for certain debt and derivative instruments. If market quotations are not readily available or if it is determined that a quotation of a security does not represent its fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Board of Trustees (“Board”) of the Fund. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, the Adviser may rely on independent pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds’ NAVs are determined.

The fair value of an investment for purposes of calculating the Fund’s net asset value can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted market price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies, different accounting policies, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Emerging Market Securities – Investing in securities of emerging market countries involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include government intervention, adverse changes in earnings and business prospects, liquidity risks, and price volatility.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 PM Eastern Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments, respectively. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily based on the foreign currency exchange rates determined as of the close of the NYSE. The change in market value is recorded as a receivable or payable from forward foreign currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

When-Issued and Forward Sales Commitments - A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. On the trade date, the Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date. The Adviser identifies liquid assets in a sufficient amount to meet the purchase price.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. Sometimes these securities are referred to as “private placements”. Many of these securities are valued using prices from third-party vendors. These securities are sometimes valued in good faith using procedures adopted by the Board after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Options Transactions – A Fund may buy and sell option contracts to manage its exposure to changes in securities prices and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and the failure of the counterparty to honor their obligation under the contract.

A Fund may write covered call options on portfolio securities. When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current value. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform. Exchange traded options are valued by approved pricing sources at the last sales price as of the close of business on the local exchange. Non-exchange traded options are generally valued based on quotations provided by reputable broker-dealers or pricing models which are based on observable inputs.

Floor Option Contracts – A Fund may buy and sell a floor option contract as a hedge against declining interest rates. A floor option is the right but not the obligation to buy or sell an interest rate floor at some defined point in the future for a defined premium. At maturity of the floor option, if the underlying interest rate floor is cheaper in the market than the premium pre-determined in the floor option contract, the buyer will let the option expire. If more expensive, the buyer can elect to buy the floor. The accounting for floor option contracts is similar to option contracts. Floor options are non-exchange traded and are generally valued based on quotations provided by reputable broker-dealers or pricing models which are based on observable inputs.

Futures Contracts - A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. In the event that the settlement price is unavailable, the closing price will be used for valuation. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin reflected in the Statements of Assets and Liabilities.

Dollar Roll Transactions - A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon

GSL Delaware Business Trust Collateral Fund, a pooled investment fund approved by the Adviser. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Securities Sold Short - A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount so maintained plus any amounts deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited.

Swaps - A Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specific issuer or index. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon prices provided from market makers or information from pricing vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Net periodic payments or any payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Inflation-Indexed Bonds - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL/Select Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Ordinary income and net capital gain distributions paid by the fund are subject to federal taxation.

U.S. Government Agencies or Government-Sponsored Enterprises - Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM, whereby, JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily, paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to sub-advisers as compensation for their services.

The following is a schedule of the fees each Fund is currently obligated to pay JNAM.

	$0 to	$50 M to	$100 M to	$150 M to	$200 M to	$250 M to	$300 M to	$350 M to	$500 M to	$750 M to	$1.0 B to	Over
(M - Millions; B - Billions)	$50 M	$100 M	$150 M	$200 M	$250 M	$300 M	$350 M	$500 M	$750 M	$1.0 B	$1.5 B	$1.5 B

JNL/AIM International Growth Fund	0.70%	0.70%	0.70%	0.65%	0.65%	0.65%	0.65%	0.65%	0.60%	0.60%	0.60%	0.60%
JNL/AIM Large Cap Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/AIM Real Estate Fund	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/AIM Small Cap Growth Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60

	$0 to	$50 M to	$100 M to	$150 M to	$200 M to	$250 M to	$300 M to	$350 M to	$500 M to	$750 M to	$1.0 B to	Over
(M - Millions; B - Billions)	$50 M	$100 M	$150 M	$200 M	$250 M	$300 M	$350 M	$500 M	$750 M	$1.0 B	$1.5 B	$1.5 B
JNL/Capital Guardian Global Diversified Research Fund	0.75%	0.75%	0.75%	0.70%	0.70%	0.70%	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
JNL/Capital Guardian International Small Cap Fund	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.90	0.90	0.90	0.90
JNL/Capital Guardian U.S. Growth Equity Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.55	0.55	0.55
JNL/Credit Suisse Global Natural Resources Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/Credit Suisse Long/Short Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.75	0.75	0.75	0.75	0.75	0.75
JNL/Eagle Core Equity Fund	0.65	0.65	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55	0.55	0.55
JNL/Eagle SmallCap Equity Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Franklin Templeton Global Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton Income Fund	0.80	0.80	0.75	0.75	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85	0.85	0.85	0.77	0.77	0.77	0.77	0.75	0.75	0.75	0.75
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Goldman Sachs Short Duration Bond Fund	0.45	0.45	0.45	0.45	0.45	0.40	0.40	0.40	0.40	0.40	0.40	0.40
JNL/JPMorgan International Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/JPMorgan MidCap Growth Fund	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.60	0.60	0.55
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.40	0.40	0.35	0.35	0.35	0.35
JNL/Lazard Emerging Markets Fund	1.00	1.00	0.90	0.90	0.90	0.85	0.85	0.85	0.85	0.85	0.85	0.85
JNL/Lazard Mid Cap Equity Fund (a)	0.75	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/Lazard Small Cap Equity Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/Mellon Capital 10 x 10 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management Bond Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund	0.50	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45
JNL/Mellon Capital Management Index 5 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management
International Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management
S&P 400 MidCap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management S&P 500 Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management Small Cap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Oppenheimer Global Growth Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/PAM Asia ex-Japan Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/PAM China-India Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/PIMCO Real Return Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.475	0.475
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50
JNL/PPM America Core Equity Fund	0.65	0.65	0.65	0.60	0.60	0.60	0.575	0.575	0.575	0.575	0.575	0.575
JNL/PPM America High Yield Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.45	0.45	0.425	0.425	0.425	0.425
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Value Equity Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.50	0.50	0.50	0.50
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Total Yield Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P 4 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/S&P Funds	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.08	0.08	0.08	0.08
JNL/S&P Retirement Strategy Funds	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.27	0.27	0.27	0.27
JNL/Select Balanced Fund	0.55	0.50	0.50	0.475	0.475	0.475	0.45	0.45	0.425	0.425	0.425	0.425
JNL/Select Money Market Fund	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.25	0.25	0.25	0.25
JNL/Select Value Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.45	0.45	0.45	0.45
JNL/T. Rowe Price Established Growth Fund	0.65	0.65	0.65	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/T. Rowe Price Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60

(a) Prior to March 31, 2008, the fees were 0.75% on assets up to $100 million, 0.70% on assets over $100 million up to $250 million and 0.65% on assets over $250 million.

On June 13, 2008, the Board approved the following advisory fee changes effective July 1, 2008.

	$0 to	$50 M to	$100 M to	$150 M to	$200 M to	$250 M to	$300 M to	$350 M to	$500 M to	$750 M to	$1.0 B to	Over
(M - Millions; B - Billions)	$50 M	$100 M	$150 M	$200 M	$250 M	$300 M	$350 M	$500 M	$750 M	$1.0 B	$1.5 B	$1.5 B

JNL/Credit Suisse Long/Short Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an Administrative Fee based on the average daily net assets of each Fund, accrued daily, paid monthly. The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, and JNL/S&P Funds pay JNAM an annual Administrative Fee of 0.05%. The JNL/AIM International Growth Fund, JNL/Capital Guardian Global

Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Credit Suisse Global Natural Resources

Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management International Index Fund and JNL/Oppenheimer Global Growth Fund pay JNAM an annual Administration Fee of 0.15%. The JNL/PAM Asia ex-Japan Fund pays JNAM an annual Administrative Fee of 0.20%. The JNL/PAM China-India Fund pays an annual Administrative Fee of 0.30%. All other Funds pay JNAM an annual Administration Fee of 0.10%.

In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

On June 13, 2008, the Board approved the following administrative fee changes. Effective July 1, 2008, the JNL/PAM Asia ex-Japan Fund will pay an Administrative Fee of 0.15% and the JNL/PAM China-India Fund will pay an Administrative Fee of 0.20%. Effective October 10, 2008, the JNL/AIM Global Real Estate Fund will pay an Administrative Fee of 0.15%.

12b-1 Fees - The Funds, except for the JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, and JNL/S&P Funds, have adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of Fund shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson and is an affiliate of JNAM. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as "12b-1 fees (Class A)".

Directed Brokerage Commissions - The sub-advisers may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Affiliated Brokerage Commissions - During the period ended June 30, 2008, JNL/Goldman Sachs Core Plus Bond Fund and JNL/Goldman Sachs Mid Cap Value Fund, paid $1 and $1; in thousands, respectively, to affiliates of the Funds for brokerage fees on the execution of purchases and sales of portfolio investments.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more other funds offered by the Adviser at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation. Deferred amounts under this plan are credited at a rate of return of five percent (5%). Liabilities related to deferred balances are included in the Trustee fees payable in the Statements of Assets and Liabilities. Expenses associated with deferred balances are included in the Trustee fees set forth in the Statements of Operations.

Investments in Affiliates – During the period ended June 30, 2008, certain Funds invested in money market funds for temporary purposes, which were advised by JNAM or affiliates of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund which may be considered affiliated with the Funds. The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, and JNL/S&P Funds invested solely in the Class A shares of other affiliated Funds of the Trust and JNL Variable Funds. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to the cost of purchases and proceeds from sales of long-term securities for the period ended June 30, 2008, is as follows (in thousands):

Investment Securities			U.S. Government Obligations
Purchases		Sales	Purchases	Sales
JNL/AIM International Growth Fund	$123,957	$149,806	$-	$-
JNL/AIM Large Cap Growth Fund	156,370	108,684	-	-
JNL/AIM Real Estate Fund	73,351	46,524	-	-
JNL/AIM Small Cap Growth Fund	11,745	19,824	-	-
JNL/Capital Guardian Global Balanced Fund	98,762	47,864	24,486	12,955
JNL/Capital Guardian Global Diversified Research Fund	141,030	97,057	-	-
JNL/Capital Guardian International Small Cap Fund	26,896	14,033	-	-
JNL/Capital Guardian U.S. Growth Equity Fund	116,611	45,181	-	-
JNL/Credit Suisse Global Natural Resources Fund	254,669	158,737	-	-
JNL/Credit Suisse Long/Short Fund	97,796	89,876	-	-
JNL/Eagle Core Equity Fund	17,502	20,922	-	-
JNL/Eagle SmallCap Equity Fund	79,121	58,536	-	-
JNL/Franklin Templeton Founding Strategy Fund	136,259	39,422	-	-
JNL/Franklin Templeton Global Growth Fund	50,953	16,675	-	-
JNL/Franklin Templeton Income Fund	262,754	$116,591	$-	$-
JNL/Franklin Templeton Mutual Shares Fund	102,517	56,213	-	-
JNL/Franklin Templeton Small Cap Value Fund	7,748	7,120	-	-
JNL/Goldman Sachs Core Plus Bond Fund	159,307	139,653	950,965	901,489
JNL/Goldman Sachs Mid Cap Value Fund	112,530	75,884	-	-
JNL/Goldman Sachs Short Duration Bond Fund	50,110	92,299	100,291	62,134
JNL/JPMorgan International Value Fund	298,204	318,539	-	-
JNL/JPMorgan MidCap Growth Fund	81,465	88,085	-	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	-	7,329	128,940	36,765
JNL/Lazard Emerging Markets Fund	132,064	101,150	-	-
JNL/Lazard Mid Cap Equity Fund	76,711	94,107	-	-
JNL/Lazard Small Cap Equity Fund	58,558	70,837	-	-
JNL/Mellon Capital Management 10 x 10 Fund	59,841	9,063	-	-
JNL/Mellon Capital Management Bond Index Fund	20,215	21,980	83,819	70,736
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	20,204	32,747	-	-
JNL/Mellon Capital Management Index 5 Fund	23,976	1,897	-	-
JNL/Mellon Capital Management International Index Fund	54,122	35,235	-	-
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	23,699	52,149	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	22,855	13,677	-	-
JNL/Mellon Capital Management Small Cap Index Fund	63,373	74,663	-	-
JNL/Oppenheimer Global Growth Fund	34,304	83,387	-	-
JNL/PAM Asia ex-Japan Fund	16,945	11,228	-	-
JNL/PAM China-India Fund	30,806	6,567	-	-
JNL/PIMCO Real Return Fund	8,543,932	7,500,061	1,605,646	1,528,759
JNL/PIMCO Total Return Bond Fund	725,125	621,250	1,137,506	1,073,568
JNL/PPM America Core Equity Fund	66,898	21,439	-	-
JNL/PPM America High Yield Bond Fund	127,384	145,909	-	-
JNL/PPM America Mid Cap Value Fund	17,790	4,078	-	-
JNL/PPM America Small Cap Value Fund	10,434	691	-	-
JNL/PPM America Value Equity Fund	112,971	57,772	-	-
JNL/S&P Managed Conservative Fund	189,574	52,676	-	-
JNL/S&P Managed Moderate Fund	208,964	75,486	-	-
JNL/S&P Managed Moderate Growth Fund	188,173	175,604	-	-
JNL/S&P Managed Growth Fund	181,586	240,436	-	-
JNL/S&P Managed Aggressive Growth Fund	157,664	158,000	-	-
JNL/S&P Retirement Income Fund	20,257	8,530	-	-
JNL/S&P Retirement 2015 Fund	50,841	15,149	-	-
JNL/S&P Retirement 2020 Fund	5,755	2,221	-	-
JNL/S&P Retirement 2025 Fund	3,918	1,470	-	-
JNL/S&P Disciplined Moderate Fund	30,602	9,446	-	-
JNL/S&P Disciplined Moderate Growth Fund	41,600	13,117	-	-
JNL/S&P Disciplined Growth Fund	12,722	5,127	-	-
JNL/S&P Moderate Retirement Strategy Fund	1,168	411	-	-

JNL/S&P Moderate Growth Retirement Strategy Fund	1,018	703	-	-
JNL/S&P Growth Retirement Strategy Fund	642	489	-	-
JNL/S&P Competitive Advantage Fund	88,481	3,795	-	-
JNL/S&P Dividend Income & Growth Fund	73,481	1,915	-	-
JNL/S&P Intrinsic Value Fund	97,990	2,329	-	-
JNL/S&P Total Yield Fund	77,869	2,419	-	-
JNL/S&P 4 Fund	214,106	8,271	-	-
JNL/Select Balanced Fund	144,233	98,160	41,899	19,794
JNL/Select Money Market Fund	15,022	37,243	-	-
JNL/Select Value Fund	213,192	149,916	-	-
JNL/T. Rowe Price Established Growth Fund	255,225	228,929	-	-
JNL/T. Rowe Price Mid-Cap Growth Fund	151,235	130,641	-	-
JNL/T. Rowe Price Value Fund	85,570	78,017	-	-

NOTE 5. FEDERAL INCOME TAX MATTERS

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts, and distribution adjustments. Permanent differences between book and tax basis reporting are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification. These reclassifications have no impact on net assets.

At December 31, 2007, the Funds’ last fiscal year end, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future realized net capital gains. It is the intent of the Board to not distribute any realized capital gains until the capital loss carryovers have been offset or have expired.

		Year(s) of			Year(s) of
	Amount	Expiration		Amount	Expiration

JNL/Capital Guardian Global Diversified Research Fund	$ 93,037	2010-2011	JNL/PPM America Core Equity Fund	$ 74,426	2009-2011
JNL/Capital Guardian U.S. Growth Equity Fund	253,637	2009-2011	JNL/PPM America High Yield Bond Fund	42,360	2008-2014
JNL/JPMorgan MidCap Growth Fund	264,197	2009-2011	JNL/S&P Managed Aggressive Growth Fund	2,265	2010-2012
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,166	2014-2015	JNL/Select Money Market Fund	2	2010-2013
JNL/Mellon Capital Management Bond Index Fund	1,000	2013-2014

The following represents capital and/or currency losses (in thousands) realized after October 31, 2007 (“Post-October” losses), which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/AIM International Growth Fund	$ 1,458
JNL/Capital Guardian International Small Cap Fund	52
JNL/Franklin Templeton Income Fund	765
JNL/Mellon Capital Management S&P 500 Index Fund	218
JNL/PAM Asia ex-Japan Fund	13
JNL/PPM America High Yield Bond Fund	5,141
JNL/S&P Moderate Growth Retirement Strategy Fund	5
JNL/T. Rowe Price Established Growth Fund	55
JNL/T. Rowe Price Mid-Cap Growth Fund	2

As of June 30, 2008, the cost of investments and the components of net unrealized appreciation/depreciation (in thousands) are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/AIM International Growth Fund	$ 474,456	$ 18,687	$ (52,121)	$ (33,434)
JNL/AIM Large Cap Growth Fund	506,891	77,668	(26,383)	51,285
JNL/AIM Real Estate Fund	313,567	1,387	(49,199)	(47,812)
JNL/AIM Small Cap Growth Fund	73,233	8,291	(8,316)	(25)
JNL/Capital Guardian Global Balanced Fund	286,830	13,071	(23,192)	(10,121)
JNL/Capital Guardian Global Diversified Research Fund	293,906	12,986	(29,113)	(16,127)
JNL/Capital Guardian International Small Cap Fund	90,355	2,706	(14,850)	(12,144)
JNL/Capital Guardian U.S. Growth Equity Fund	373,140	12,851	(45,133)	(32,282)
JNL/Credit Suisse Global Natural Resources Fund	510,460	65,019	(26,751)	38,268
JNL/Credit Suisse Long/Short Fund	79,275	2,115	(7,441)	(5,326)
JNL/Eagle Core Equity Fund	74,258	2,307	(13,288)	(10,981)
JNL/Eagle SmallCap Equity Fund	310,039	31,250	(32,623)	(1,373)
JNL/Franklin Templeton Founding Strategy Fund	923,677	57	(122,073)	(122,016)
JNL/Franklin Templeton Global Growth Fund	394,554	7,804	(67,307)	(59,503)
JNL/Franklin Templeton Income Fund	760,904	16,171	(72,500)	(56,329)
JNL/Franklin Templeton Mutual Shares Fund	398,943	9,019	(74,728)	(65,709)
JNL/Franklin Templeton Small Cap Value Fund	148,144	14,335	(29,588)	(15,253)
JNL/Goldman Sachs Core Plus Bond Fund	748,011	4,590	(32,886)	(28,296)
JNL/Goldman Sachs Mid Cap Value Fund	258,856	14,223	(31,696)	(17,473)
JNL/Goldman Sachs Short Duration Bond Fund	329,696	2,194	(16,095)	(13,901)
JNL/JPMorgan International Value Fund	739,726	32,190	(63,116)	(30,926)
JNL/JPMorgan MidCap Growth Fund	217,287	14,136	(17,873)	(3,737)
JNL/JPMorgan U.S. Government & Quality Bond Fund	484,431	5,063	(8,374)	(3,311)
JNL/Lazard Emerging Markets Fund	475,825	29,260	(65,045)	(35,785)
JNL/Lazard Mid Cap Equity Fund	277,713	11,706	(39,082)	(27,376)
JNL/Lazard Small Cap Equity Fund	162,094	9,090	(21,310)	(12,220)
JNL/Mellon Capital Management 10 x 10 Fund	112,129	230	(12,228)	(11,998)
JNL/Mellon Capital Management Bond Index Fund	459,050	3,366	(6,402)	(3,036)
JNL/Mellon Capital Management Enhanced S&P
500 Stock Index Fund	75,841	6,049	(13,143)	(7,094)
JNL/Mellon Capital Management Index 5 Fund	53,392	139	(4,479)	(4,340)
JNL/Mellon Capital Management International Index Fund	621,153	115,032	(60,288)	54,744
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	535,979	80,913	(77,054)	3,859
JNL/Mellon Capital Management S&P 500 Index Fund	642,703	121,892	(94,540)	27,352
JNL/Mellon Capital Management Small Cap Index Fund	468,558	44,351	(79,488)	(35,137)
JNL/Oppenheimer Global Growth Fund	311,761	36,456	(36,364)	92
JNL/PAM Asia ex-Japan Fund	17,189	204	(2,457)	(2,253)
JNL/PAM China-India Fund	29,703	123	(5,143)	(5,020)
JNL/PIMCO Real Return Fund	2,030,742	16,995	(76,903)	(59,908)
JNL/PIMCO Total Return Bond Fund	1,597,816	3,427	(38,487)	(35,060)
JNL/PPM America Core Equity Fund	195,669	3,711	(36,570)	(32,859)
JNL/PPM America High Yield Bond Fund	326,303	2,037	(30,063)	(28,026)
JNL/PPM America Mid Cap Value Fund	13,740	464	(1,557)	(1,093)
JNL/PPM America Small Cap Value Fund	10,904	487	(1,225)	(738)
JNL/PPM America Value Equity Fund	314,516	10,057	(74,808)	(64,751)
JNL/S&P Managed Conservative Fund	400,748	4,502	(14,731)	(10,229)
JNL/S&P Managed Moderate Fund	644,774	15,171	(29,859)	(14,688)
JNL/S&P Managed Moderate Growth Fund	1,342,983	55,429	(70,282)	(14,853)
JNL/S&P Managed Growth Fund	1,238,113	49,305	(75,859)	(26,554)
JNL/S&P Managed Aggressive Growth Fund	660,743	13,611	(40,867)	(27,256)
JNL/S&P Retirement Income Fund	44,626	536	(2,087)	(1,551)
JNL/S&P Retirement 2015 Fund	53,119	429	(2,590)	(2,161)
JNL/S&P Retirement 2020 Fund	13,299	120	(1,231)	(1,111)
JNL/S&P Retirement 2025 Fund	8,108	59	(789)	(730)
JNL/S&P Disciplined Moderate Fund	55,718	537	(3,695)	(3,158)
JNL/S&P Disciplined Moderate Growth Fund	69,478	432	(6,209)	(5,777)

JNL/S&P Disciplined Growth Fund	24,325	50	(2,511)	(2,461)
JNL/S&P Moderate Retirement Strategy Fund	4,474	57	(210)	(153)
JNL/S&P Moderate Growth Retirement Strategy Fund	4,537	101	(249)	(148)
JNL/S&P Growth Retirement Strategy Fund	4,991	132	(335)	(203)
JNL/S&P Competitive Advantage Fund	109,835	3,367	(7,597)	(4,230)
JNL/S&P Dividend Income & Growth Fund	96,585	1,309	(9,027)	(7,718)
JNL/S&P Intrinsic Value Fund	127,317	4,792	(11,169)	(6,377)
JNL/S&P Total Yield Fund	111,323	2,114	(11,947)	(9,833)
JNL/S&P 4 Fund	227,364	125	(16,354)	(16,229)
JNL/Select Balanced Fund	640,676	46,656	(46,030)	626
JNL/Select Money Market Fund	996,665	-	(659)	(659)
JNL/Select Value Fund	616,026	59,676	(55,680)	3,996
JNL/T. Rowe Price Established Growth Fund	1,040,454	131,553	(77,688)	53,865
JNL/T. Rowe Price Mid-Cap Growth Fund	851,448	136,744	(67,192)	69,552
JNL/T. Rowe Price Value Fund	752,680	85,566	(123,466)	(37,900)

As of December 31, 2007, the Funds’ last fiscal year end, the undistributed net ordinary income and net long-term capital gains (in thousands) were as follows:

	Tax Components of			Tax Components of
	Distributable Earnings			Distributable Earnings
	Undistributed	Undistributed		Undistributed	Undistributed
	Ordinary	Long Term		Ordinary	Long Term
	Income*	Capital Gain		Income*	Capital Gain
JNL/AIM International Growth Fund	$ 3,542	$ 64,583	JNL/Mellon Capital Management Small Cap Index Fund	$ 5,622	$ 2,435
JNL/AIM Large Cap Growth Fund	672	22,265	JNL/Oppenheimer Global Growth Fund	3,766	31,212
JNL/AIM Real Estate Fund	9,973	25,374	JNL/PAM Asia ex-Japan Fund	-	-
JNL/AIM Small Cap Growth Fund	383	5,615	JNL/PAM China-India Fund	-	-
JNL/Capital Guardian Global Balanced Fund	4,213	20,867	JNL/PIMCO Real Return Fund	45,489	-
JNL/Capital Guardian Global Diversified Research Fund	-	-	JNL/PIMCO Total Return Bond Fund	19,759	6,975
JNL/Capital Guardian International Small Cap Fund	89	-	JNL/PPM America Core Equity Fund	262	-
JNL/Capital Guardian U.S. Growth Equity Fund	7	-	JNL/PPM America High Yield Bond Fund	3,150	-
JNL/Credit Suisse Global Natural Resources Fund	13,149	-	JNL/PPM America Value Equity Fund	15,058	5,423
JNL/Credit Suisse Long/Short Fund	3,582	-	JNL/S&P Managed Conservative Fund	3,932	3,676
JNL/Eagle Core Equity Fund	9,919	8,274	JNL/S&P Managed Moderate Fund	4,360	11,251
JNL/Eagle SmallCap Equity Fund	1,047	9,713	JNL/S&P Managed Moderate Growth Fund	4,626	45,517
JNL/Franklin Templeton Founding Strategy Fund	10,451	245	JNL/S&P Managed Growth Fund	14,041	62,304
JNL/Franklin Templeton Global Growth Fund	73	-	JNL/S&P Managed Aggressive Growth Fund	8,967	21,341
JNL/Franklin Templeton Income Fund	470	-	JNL/S&P Retirement Income Fund	975	556
JNL/Franklin Templeton Mutual Shares Fund	783	106	JNL/S&P Retirement 2015 Fund	465	538
JNL/Franklin Templeton Small Cap Value Fund	1,484	8,981	JNL/S&P Retirement 2020 Fund	260	342
JNL/Goldman Sachs Core Plus Bond Fund	27,115	5,959	JNL/S&P Retirement 2025 Fund	214	154
JNL/Goldman Sachs Mid Cap Value Fund	6,568	19,138	JNL/S&P Disciplined Moderate Fund	716	212
JNL/Goldman Sachs Short Duration Bond Fund	13,386	1,296	JNL/S&P Disciplined Moderate Growth Fund	997	310
JNL/JPMorgan International Value Fund	45,606	47,325	JNL/S&P Disciplined Growth Fund	432	154
JNL/JPMorgan MidCap Growth Fund	-	-	JNL/S&P Moderate Retirement Strategy Fund	8	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	11,676	-	JNL/S&P Moderate Growth Retirement Strategy Fund	-	-
JNL/Lazard Emerging Markets Fund	22,924	14,272	JNL/S&P Growth Retirement Strategy Fund	1	-
JNL/Lazard Mid Cap Equity Fund	526	812	JNL/S&P Competitive Advantage Fund	1	-
JNL/Lazard Small Cap Equity Fund	-	2,322	JNL/S&P Dividend Income & Growth Fund	-	-
JNL/Mellon Capital Management 10 x 10 Fund	1,215	751	JNL/S&P Intrinsic Value Fund	1	-
JNL/Mellon Capital Management Bond Index Fund	9,502	-	JNL/S&P Total Yield Fund	1	-
JNL/Mellon Capital Management Enhanced S&P			JNL/S&P 4 Fund	12	-
500 Stock Index Fund	2,153	6,494	JNL/Select Balanced Fund	16,194	18,149
JNL/Mellon Capital Management Index 5 Fund	665	776	JNL/Select Money Market Fund	3	-
JNL/Mellon Capital Management International Index Fund	3,429	3,741	JNL/Select Value Fund	4,544	6,145
JNL/Mellon Capital Management S&P 400			JNL/T. Rowe Price Established Growth Fund	742	6,431
MidCap Index Fund	5,016	8,473	JNL/T. Rowe Price Mid-Cap Growth Fund	4,765	33,185
JNL/Mellon Capital Management S&P 500 Index Fund	649	-	JNL/T. Rowe Price Value Fund	17,477	60,864

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid (in thousands) during the period ended December 31, 2007 were as follows:

	Ordinary	Long-term		Ordinary	Long-term
	Income*	Capital Gain		Income*	Capital Gain
JNL/AIM International Growth Fund	$ 6,617	$ -	JNL/JPMorgan International Value Fund	$ 37,633	$ 22,560
JNL/AIM Large Cap Growth Fund	1,999	20,291	JNL/JPMorgan U.S. Government & Quality Bond Fund	9,232	-
JNL/AIM Real Estate Fund	6,865	6,624	JNL/Lazard Emerging Markets Fund	458	-
JNL/AIM Small Cap Growth Fund	217	4,681	JNL/Lazard Mid Cap Equity Fund	14,095	25,472
JNL/Capital Guardian Global Balanced Fund	4,537	9,252	JNL/Lazard Small Cap Equity Fund	5,643	7,352
JNL/Capital Guardian Global Diversified Research Fund	1,246	-	JNL/Mellon Capital Management Bond Index Fund	13,823	-
JNL/Eagle Core Equity Fund	1,669	11,409	JNL/Mellon Capital Management Enhanced
JNL/Eagle SmallCap Equity Fund	4,829	31,546	S&P 500 Stock Index Fund	1,363	2,164
JNL/Franklin Templeton Global Growth Fund	2,233	-	JNL/Mellon Capital Management
JNL/Franklin Templeton Income Fund	17,554	497	International Index Fund	17,328	7,015
JNL/Franklin Templeton Small Cap Value Fund	2,868	2,653	JNL/Mellon Capital Management S&P 400
JNL/Goldman Sachs Core Plus Bond Fund	19,032	-	MidCap Index Fund	5,606	31,517
JNL/Goldman Sachs Mid Cap Value Fund	3,794	2,303	JNL/Mellon Capital Management S&P 500 Index Fund	9,244	5,950
JNL/Goldman Sachs Short Duration Fund	9,045	-	JNL/Mellon Capital Management Small Cap Index Fund	5,176	18,340

	Ordinary	Long-term		Ordinary	Long-term
	Income*	Capital Gain		Income*	Capital Gain
JNL/Oppenheimer Global Growth Fund	$ 3,938	$ 24,078	JNL/S&P Moderate Retirement Strategy Fund	$ 96	$ -
JNL/PIMCO Total Return Bond Fund	46,040	1,288	JNL/S&P Moderate Growth Retirement Strategy Fund	82	-
JNL/PPM America Core Equity Fund	507	-	JNL/S&P Growth Retirement Strategy Fund	84	-
JNL/PPM America High Yield Bond Fund	26,446	-	JNL/S&P Competitive Advantage Fund	7	-
JNL/PPM America Value Equity Fund	1,584	-	JNL/S&P Dividend Income & Growth Fund	4	-
JNL/S&P Managed Conservative Fund	6,330	5,187	JNL/S&P Intrinsic Value Fund	8	-
JNL/S&P Managed Moderate Fund	13,074	11,306	JNL/S&P Total Yield Fund	4	-
JNL/S&P Managed Moderate Growth Fund	28,357	69,437	JNL/Select Balanced Fund	12,357	17,618
JNL/S&P Managed Growth Fund	22,738	65,693	JNL/Select Money Market Fund	21,201	-
JNL/S&P Managed Aggressive Growth Fund	11,130	2,181	JNL/Select Value Fund	17,908	24,140
JNL/S&P Retirement Income Fund	219	67	JNL/T. Rowe Price Established Growth Fund	10,265	57,988
JNL/S&P Retirement 2015 Fund	60	69	JNL/T. Rowe Price Mid-Cap Growth Fund	10,933	65,971
JNL/S&P Retirement 2020 Fund	25	39	JNL/T. Rowe Price Value Fund	15,881	33,069
JNL/S&P Retirement 2025 Fund	15	21

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FIN 48 requires that management evaluate the tax positions taken in returns that remain subject to examination by the Funds' major tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, noted no material impact on the Funds’ financial statements during the period ended June 30, 2008.

NOTE 6. FUND ACQUISITIONS

Net assets of $29,526 and $247,537 acquired by JNL/JPMorgan Mid Cap Growth Fund and JNL/T. Rowe Price Established Growth Fund, respectively, in connection with acquisitions completed during the year ended December 31, 2007, are reflected in the applicable Statements of Changes in Net Assets.

NOTE 7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB released SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value and gains and losses on derivative instruments, and disclosures about credit risk related contingent features in derivative agreements. The application of SFAS No. 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the financial statements has not yet been determined.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other daily operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2008	6/30/2008	Ratios	Period	1/1/2008	6/30/2008	Ratios	Period

JNL/AIM International Growth Fund
Class A	$ 1,000.00	$878.70	1.03%	$ 4.81	$ 1,000.00	$1,019.74	1.03%	$ 5.17
Class B	1,000.00	879.30	0.83	3.88	1,000.00	1,020.74	0.83	4.17
JNL/AIM Large Cap Growth Fund
Class A	1,000.00	890.80	0.97	4.56	1,000.00	1,020.04	0.97	4.87
Class B	1,000.00	891.50	0.77	3.62	1,000.00	1,021.03	0.77	3.87
JNL/AIM Real Estate Fund
Class A	1,000.00	967.00	1.02	4.99	1,000.00	1,019.79	1.02	5.12
Class B	1,000.00	968.10	0.82	4.01	1,000.00	1,020.79	0.82	4.12
JNL/AIM Small Cap Growth Fund
Class A	1,000.00	885.30	1.16	5.44	1,000.00	1,019.10	1.16	5.82
Class B	1,000.00	886.30	0.96	4.50	1,000.00	1,020.09	0.96	4.82
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	952.30	1.01	4.90	1,000.00	1,019.84	1.01	5.07
Class B	1,000.00	953.20	0.81	3.93	1,000.00	1,020.84	0.81	4.07
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	905.90	1.09	5.17	1,000.00	1,019.44	1.09	5.47
Class B	1,000.00	906.90	0.89	4.22	1,000.00	1,020.44	0.89	4.47
JNL/Capital Guardian International Small Cap Fund
Class A	1,000.00	827.80	1.31	5.95	1,000.00	1,018.35	1.31	6.57
Class B	1,000.00	828.90	1.11	5.05	1,000.00	1,019.34	1.11	5.57
JNL/Capital Guardian U.S. Growth Equity Fund
Class A	1,000.00	894.00	0.99	4.66	1,000.00	1,019.94	0.99	4.97
Class B	1,000.00	894.90	0.79	3.72	1,000.00	1,020.93	0.79	3.97
JNL/Credit Suisse Global Natural Resources Fund
Class A	1,000.00	1,077.00	1.03	5.32	1,000.00	1,019.74	1.03	5.17
Class B	1,000.00	1,077.50	0.83	4.29	1,000.00	1,020.74	0.83	4.17
JNL/Credit Suisse Long/Short Fund
Class A	1,000.00	872.80	1.62	7.54	1,000.00	1,016.81	1.62	8.12
Class B	1,000.00	874.00	1.42	6.62	1,000.00	1,017.80	1.42	7.12
JNL/Eagle Core Equity Fund
Class A	1,000.00	860.30	0.95	4.39	1,000.00	1,020.14	0.95	4.77
Class B	1,000.00	861.40	0.75	3.47	1,000.00	1,021.13	0.75	3.77
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	933.90	1.03	4.95	1,000.00	1,019.74	1.03	5.17
Class B	1,000.00	934.60	0.83	3.99	1,000.00	1,020.74	0.83	4.17
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	887.00	0.06	0.28	1,000.00	1,024.57	0.06	0.30
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	856.90	1.10	5.08	1,000.00	1,019.39	1.10	5.52
Class B	1,000.00	857.60	0.90	4.16	1,000.00	1,020.39	0.90	4.52
JNL/Franklin Templeton Income Fund
Class A	1,000.00	958.20	0.99	4.82	1,000.00	1,019.94	0.99	4.97
Class B	1,000.00	959.70	0.79	3.85	1,000.00	1,020.93	0.79	3.97

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2008	6/30/2008	Ratios	Period	1/1/2008	6/30/2008	Ratios	Period

JNL/Franklin Templeton Mutual Shares Fund
Class A	$ 1,000.00	$846.30	1.08%	$ 4.96	$ 1,000.00	$1,019.49	1.08%	$ 5.42
Class B	1,000.00	848.50	0.88	4.04	1,000.00	1,020.49	0.88	4.42
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	951.70	1.15	5.58	1,000.00	1,019.14	1.15	5.77
Class B	1,000.00	952.40	0.95	4.61	1,000.00	1,020.14	0.95	4.77
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	977.50	0.89	4.38	1,000.00	1,020.44	0.89	4.47
Class B	1,000.00	979.40	0.69	3.40	1,000.00	1,021.43	0.69	3.47
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	966.50	1.03	5.04	1,000.00	1,019.74	1.03	5.17
Class B	1,000.00	967.30	0.83	4.06	1,000.00	1,020.74	0.83	4.17
JNL/Goldman Sachs Short Duration Bond Fund
Class A	1,000.00	986.70	0.74	3.66	1,000.00	1,021.18	0.74	3.72
Class B	1,000.00	988.60	0.54	2.67	1,000.00	1,022.18	0.54	2.72
JNL/JPMorgan International Value Fund
Class A	1,000.00	871.80	1.01	4.70	1,000.00	1,019.84	1.01	5.07
Class B	1,000.00	872.30	0.81	3.77	1,000.00	1,020.84	0.81	4.07
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	919.30	1.02	4.87	1,000.00	1,019.79	1.02	5.12
Class B	1,000.00	920.40	0.82	3.92	1,000.00	1,020.79	0.82	4.12
JNL/JPMorgan U.S. Government and Quality Bond Fund
Class A	1,000.00	1,010.20	0.76	3.80	1,000.00	1,021.08	0.76	3.82
Class B	1,000.00	1,011.50	0.56	2.80	1,000.00	1,022.08	0.56	2.82
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	913.60	1.26	5.99	1,000.00	1,018.60	1.26	6.32
Class B	1,000.00	914.40	1.06	5.05	1,000.00	1,019.59	1.06	5.32
JNL/Lazard Mid Cap Equity Fund
Class A	1,000.00	907.60	1.02	4.84	1,000.00	1,019.79	1.02	5.12
Class B	1,000.00	908.80	0.82	3.89	1,000.00	1,020.79	0.82	4.12
JNL/Lazard Small Cap Equity Fund
Class A	1,000.00	906.90	1.05	4.98	1,000.00	1,019.64	1.05	5.27
Class B	1,000.00	907.70	0.85	4.03	1,000.00	1,020.64	0.85	4.27
JNL/Mellon Capital Management 10 x 10 Fund
Class A	1,000.00	898.20	0.05	0.24	1,000.00	1,024.61	0.05	0.25
JNL/Mellon Capital Management Bond Index Fund
Class A	1,000.00	1,009.00	0.61	3.05	1,000.00	1,021.83	0.61	3.07
Class B	1,000.00	1,009.60	0.41	2.05	1,000.00	1,022.82	0.41	2.06
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
Class A	1,000.00	867.40	0.83	3.85	1,000.00	1,020.74	0.83	4.17
Class B	1,000.00	869.10	0.63	2.93	1,000.00	1,021.73	0.63	3.17
JNL/Mellon Capital Management Index 5 Fund
Class A	1,000.00	926.00	0.06	0.29	1,000.00	1,024.57	0.06	0.30
JNL/Mellon Capital Management International Index Fund
Class A	1,000.00	888.30	0.65	3.05	1,000.00	1,021.63	0.65	3.27
Class B	1,000.00	889.10	0.45	2.11	1,000.00	1,022.63	0.45	2.26
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A	1,000.00	956.00	0.64	3.11	1,000.00	1,021.68	0.64	3.22
Class B	1,000.00	956.50	0.44	2.14	1,000.00	1,022.68	0.44	2.21

JNL/Mellon Capital Mangement S&P 500 Index Fund
Class A	1,000.00	877.80	0.63	2.94	1,000.00	1,021.73	0.63	3.17
Class B	1,000.00	878.30	0.43	2.01	1,000.00	1,022.73	0.43	2.16

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return

	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2008	6/30/2008	Ratios	Period	1/1/2008	6/30/2008	Ratios	Period

JNL/Mellon Capital Management Small Cap Index Fund
Class A	$ 1,000.00	$902.40	0.62%	2.93	$ 1,000.00	$1,021.78	0.62%	$ 3.12
Class B	1,000.00	903.40	0.42	1.99	1,000.00	1,022.77	0.42	2.11
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	864.40	1.05	4.87	1,000.00	1,019.64	1.05	5.27
Class B	1,000.00	865.00	0.85	3.94	1,000.00	1,020.64	0.85	4.27
JNL/PAM Asia ex-Japan Fund
Class A	1,000.00	820.40	1.32	5.97	1,000.00	1,018.30	1.32	6.62
Class B	1,000.00	821.40	1.12	5.07	1,000.00	1,019.29	1.12	5.62
JNL/PAM China-India Fund
Class A	1,000.00	669.30	1.41	5.85	1,000.00	1,017.85	1.41	7.07
Class B	1,000.00	669.30	1.21	5.02	1,000.00	1,018.85	1.21	6.07
JNL/PIMCO Real Return Fund
Class A	1,000.00	1,050.50	0.81	4.13	1,000.00	1,020.84	0.81	4.07
Class B	1,000.00	1,052.20	0.61	3.11	1,000.00	1,021.83	0.61	3.07
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,010.00	0.80	4.00	1,000.00	1,020.89	0.80	4.02
Class B	1,000.00	1,010.30	0.60	3.00	1,000.00	1,021.88	0.60	3.02
JNL/PPM America Core Equity Fund
Class A	1,000.00	832.90	0.95	4.33	1,000.00	1,020.14	0.95	4.77
Class B	1,000.00	833.80	0.75	3.42	1,000.00	1,021.13	0.75	3.77
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	973.10	0.78	3.83	1,000.00	1,020.98	0.78	3.92
Class B	1,000.00	973.80	0.58	2.85	1,000.00	1,021.98	0.58	2.92
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	945.00	1.07	5.17	1,000.00	1,019.54	1.07	5.37
Class B	1,000.00	945.00	0.87	4.21	1,000.00	1,020.54	0.87	4.37
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	950.00	1.07	5.19	1,000.00	1,019.54	1.07	5.37
Class B	1,000.00	950.00	0.87	4.22	1,000.00	1,020.54	0.87	4.37
JNL/PPM America Value Equity Fund
Class A	1,000.00	806.80	0.86	3.86	1,000.00	1,020.59	0.86	4.32
Class B	1,000.00	807.30	0.66	2.97	1,000.00	1,021.58	0.66	3.32
JNL/S&P Managed Conservative Fund
Class A	1,000.00	966.90	0.18	0.88	1,000.00	1,023.97	0.18	0.91
JNL/S&P Managed Moderate Fund
Class A	1,000.00	955.00	0.18	0.87	1,000.00	1,023.97	0.18	0.91
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	937.90	0.15	0.72	1,000.00	1,024.12	0.15	0.75
JNL/S&P Managed Growth Fund
Class A	1,000.00	914.00	0.15	0.71	1,000.00	1,024.12	0.15	0.75
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	904.00	0.17	0.80	1,000.00	1,024.02	0.17	0.86
JNL/S&P Retirement Income Fund
Class A	1,000.00	959.60	0.19	0.93	1,000.00	1,023.92	0.19	0.96
JNL/S&P Retirement 2015 Fund
Class A	1,000.00	927.00	0.18	0.86	1,000.00	1,023.97	0.18	0.91
JNL/S&P Retirement 2020 Fund
Class A	1,000.00	918.20	0.19	0.91	1,000.00	1,023.92	0.19	0.96

JNL/S&P Retirement 2025 Fund
Class A	1,000.00	910.20	0.19	0.90	1,000.00	1,023.92	0.19	0.96
JNL/S&P Disciplined Moderate Fund
Class A	1,000.00	930.80	0.18	0.86	1,000.00	1,023.97	0.18	0.91

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	1/1/2008	6/30/2008	Ratios	Period	1/1/2008	6/30/2008	Ratios	Period

JNL/S&P Disciplined Moderate Growth Fund
Class A	$ 1,000.00	$905.30	0.19%	0.90	$ 1,000.00	$1,023.92	0.19%	$ 0.96
JNL/S&P Disciplined Growth Fund
Class A	1,000.00	886.40	0.19	0.89	1,000.00	1,023.92	0.19	0.96
JNL/S&P Moderate Retirement Strategy Fund
Class A	1,000.00	956.90	0.61	2.97	1,000.00	1,021.83	0.61	3.07
JNL/S&P Moderate Growth Retirement Strategy Fund
Class A	1,000.00	943.40	0.61	2.95	1,000.00	1,021.83	0.61	3.07
JNL/S&P Growth Retirement Strategy Fund
Class A	1,000.00	926.90	0.66	3.16	1,000.00	1,021.58	0.66	3.32
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	933.50	0.70	3.37	1,000.00	1,021.38	0.70	3.52
Class B	1,000.00	933.50	0.50	2.40	1,000.00	1,022.38	0.50	2.51
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	841.40	0.70	3.20	1,000.00	1,021.38	0.70	3.52
Class B	1,000.00	842.10	0.50	2.29	1,000.00	1,022.38	0.50	2.51
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	903.10	0.70	3.31	1,000.00	1,021.38	0.70	3.52
Class B	1,000.00	904.10	0.50	2.37	1,000.00	1,022.38	0.50	2.51
JNL/S&P Total Yield Fund
Class A	1,000.00	878.80	0.70	3.27	1,000.00	1,021.38	0.70	3.52
Class B	1,000.00	878.80	0.50	2.34	1,000.00	1,022.38	0.50	2.51
JNL/S&P 4 Fund
Class A	1,000.00	888.20	0.21	0.99	1,000.00	1,023.82	0.21	1.06
JNL/Select Balanced Fund
Class A	1,000.00	939.10	0.78	3.76	1,000.00	1,020.98	0.78	3.92
Class B	1,000.00	940.00	0.58	2.80	1,000.00	1,021.98	0.58	2.92
JNL/Select Money Market Fund
Class A	1,000.00	1,013.20	0.57	2.85	1,000.00	1,022.03	0.57	2.87
Class B	1,000.00	1,014.20	0.37	1.85	1,000.00	1,023.02	0.37	1.86
JNL/Select Value Fund
Class A	1,000.00	906.40	0.83	3.93	1,000.00	1,020.74	0.83	4.17
Class B	1,000.00	907.00	0.63	2.99	1,000.00	1,021.73	0.63	3.17
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	898.20	0.89	4.20	1,000.00	1,020.44	0.89	4.47
Class B	1,000.00	898.60	0.69	3.26	1,000.00	1,021.43	0.69	3.47
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	931.50	1.02	4.90	1,000.00	1,019.79	1.02	5.12
Class B	1,000.00	932.30	0.82	3.94	1,000.00	1,020.79	0.82	4.12
JNL/T. Rowe Price Value Fund
Class A	1,000.00	889.40	0.95	4.46	1,000.00	1,020.14	0.95	4.77
Class B	1,000.00	889.60	0.75	3.52	1,000.00	1,021.13	0.75	3.77

Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period). Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of daysin the most recent 12-month period.

Additional Disclosure

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Registrant by calling the Fund toll-free at 800-766-4683.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST ("TRUST")

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Interested Trustee
Mark D. Nerud (42) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	109

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Disinterested Trustees
Michael Bouchard (52) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

William J. Crowley, Jr. (62) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation (from 5/04 until 6/07 when the company was acquired); Director of Provident Bankshares Corporation

Dominic D’Annunzio (70) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Trustee [2] (2/02 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Michelle Engler (50) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director of Federal Home Loan Mortgage Corporation

James Henry, Ph.D. (69) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Richard McLellan (66) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/94 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Dykema Gossett PLLC (Law Firm)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (57) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (53) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

[1] Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Officers
Kelly L. Crosser (35) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Steven J. Fredricks (37) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

J. Kevin Kenely (54) 1 Corporate Way Lansing, MI 48951	Vice President (2/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (2/08 to present); Assistant Vice President – Fund Accounting of the Adviser (2/08 to present); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to 8/07); Director of Spectrum Global Fund Administration LLC (2005 to 2006); Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Daniel W. Koors (38) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Officers
Michael Piszczek (50) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Susan S. Rhee (36) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Legal Officer (7/04 to present) and Secretary (11/00 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting www.jnl.com or www.jnlny.com.

PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 is available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson’s website at www.jnl.com or Jackson NY’s website at www.jnlny.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (THE "TRUST")

The interested Trustees and Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2008:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard [4]	$35,645	$0	$0	$60,000
William J. Crowley, Jr. [5]	$35,645	$0	$0	$60,000
Dominic D’Annunzio [3,6]	$44,556	$0	$0	$75,000
Michelle Engler	$35,645	$0	$0	$60,000
James Henry	$35,645	$0	$0	$60,000
Richard McLellan	$40,100	$0	$0	$67,500
William R. Rybak	$35,645	$0	$0	$60,000
Patricia Woodworth [7]	$40,100	$0	$0	$67,500
Steven J. Fredricks [2]	$92,119	$0	$0	$155,062

[1]

The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees is $302,981.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

[4]	Mr. Bouchard deferred $3,000 of total Fund Complex compensation.

[5]	Mr. Crowley deferred $36,000 of total Fund Complex compensation.

[6]	Mr. D’Annunzio deferred $37,500 of total Fund Complex compensation.

[7]	Ms. Woodworth deferred $33,750 of total Fund Complex compensation.

SUPPLEMENT DATED JUNE 30, 2008 TO THE PROSPECTUS

DATED MARCH 31, 2008

JNL(r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective June 30, 2008, in the section entitled “The Sub-Adviser and Portfolio Management” for the JNL/Select Value Fund, please delete the third paragraph in its entirety and replace it with the following:

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis the Fund since January 2008 and has served as portfolio manager for the Fund since June 2008. Mr. Link is an equity portfolio manager on the Value team and also focuses on the technology and media sectors for the team. Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 – 2006). Prior to that, Mr. Link worked at Franklin Templeton as an equity analyst and portfolio manager where he began his career as an equity analyst covering a variety of industries, including media, telecom services, pollution control, utilities, gaming, and lodging (1989 – 2003). Mr. Link received his MBA from the University of California, Berkeley and his BA in economics from the University of California, Davis. Mr. Link is also a CFA charterholder.

Effective June 30, 2008, in the section entitled “Principal Investment Strategies” for the JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund, please delete the second paragraph of the sub-section entitled “JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund and JNL/S&P Retirement 2025 Fund” in its entirety and replace it with the following:

Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2015 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Effective July 1, 2008, in the section entitled “Management of the Trust” under the sub-section entitled “Management Fee”, please delete the information for the JNL/Credit Suisse Long/Short Fund in its entirety and replace it with the following:

FUND	ASSETS	ADVISORY FEE (ANNUAL RATE BASED ON AVERAGE NET ASSETS OF EACH FUND)
JNL/Credit Suisse Long/Short Fund	$0 to $300 million Over $300 million	.80% .75%

Effective July 1, 2008, in the section entitled “Management of the Trust” under the sub-section entitled “Administrative Fee”, please delete the information for the JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund in their entirety and replace them with the following:

FUNDS	ASSETS	ADMINISTRATIVE FEE
JNL/PAM Asia ex-Japan Fund	All Assets	.15%
JNL/PAM China-India Fund	All Assets	.20%

This Supplement is dated June 30, 2008.

CMV1559 06/08

____________________________________________________________

SUPPLEMENT DATED JUNE 12, 2008 TO THE PROSPECTUS

DATED MARCH 31, 2008

JNL(r) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

For the JNL/Lazard Small Cap Equity Fund, in the section entitled “The Sub-Adviser and Portfolio Management”, please delete the second paragraph in its entirety and replace it with the following:

The Fund is managed on a team basis by Patrick Mullin, Andrew Lacey, and Daniel Breslin. Mr. Mullin has been with Lazard since 1998. He is a Portfolio Manager and a Director of Lazard. Prior to joining Lazard in 1998, he was with Target Capital Management from February 1997 to December 1997 and prior to that he was with Dillon, Read & Co. Inc. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and Deputy Chairman of US/Global Products of Lazard. Mr. Breslin is a Senior Vice President, Portfolio Manager/Analyst Lazard Asset Management LLC (New York). Mr. Breslin is a Portfolio Manager/Analyst on the U.S. Small Cap Equity and U.S. Small-Mid Cap Equity portfolio teams. Mr. Breslin began working in the investment field in 1992. Prior to joining Lazard in 2002, Mr. Breslin was with Guardian Life and New York Life.

Mr. Lacey and Mr. Mullin have shared responsibility for the day-to-day management of the Fund since May 2003 and January 2001, respectively. Mr. Breslin has had responsibility for the day-to-day management of the Fund since June 2008.

This Supplement is dated June 12, 2008.	CMX1422 06/08

JNL SERIES TRUST

JNL VARIABLE FUND LLC

(collectively, the “Funds”)

APPROVAL OF THE FUNDS’

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees/Managers of the Funds (“Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Funds’ advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement(s).

At a meeting on February 5-6, 2008, the Board, including all of the Independent Trustees/Managers, considered information relating to the Fund’s investment advisory and management agreement with JNAM (“Agreement”), information relating to the renewal of the sub-advisory agreement between JNAM and Franklin Advisors, Inc. (“Franklin Sub-Advisory Agreement”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the Franklin Sub-Advisory Agreement. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the annual renewal of the Franklin Sub-Advisory Agreement.

At a meeting on June 12-13, 2008, the Board, including all of the Independent Trustees/Managers, considered information relating to the Agreement, the sub-advisory agreements and the sub-sub-advisory agreements between JNAM and each Fund’s Sub-Adviser(s) and Sub-Sub-Advisers (“June Sub-Advisory Agreements”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the Agreement and the June Sub-Advisory Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the June Sub-Advisory Agreements through June 30, 2009.

Please note all references below to “Sub-Advisory Agreements” shall include the Franklin Sub-Advisory Agreement and June Sub-Advisory Agreements.

In reviewing the Agreement and the Sub-Advisory Agreements and considering the information, the Board was advised by outside legal counsel to the Funds, and the Independent Trustees/Managers were advised by independent legal counsel. The Board considered the factors it deemed relevant: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) whether economies of scale may be realized as each Fund grows and whether the fee structure reflects the economies of scale for each Fund’s investors, and (5) other benefits that may accrue to JNAM and the Sub-Advisers through their relationships with the Funds. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreement and the Sub-Advisory Agreements.

Before approving the Agreement and the Sub-Advisory Agreements, the Independent Trustees/Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreement and the Sub-Advisory Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees/Managers, concluded that the Agreement is fair and reasonable and in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement is fair and reasonable and in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also considered that JNAM would monitor the performance of the various organizations that provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM is responsible for screening and recommending new Sub-Advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser. The Board considered JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendation, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management who are responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s CCO.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser(s) under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds selected by an independent data service (the “peer group”) and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark. This consideration was based on JNAM’s assertion that the custom or blended benchmark may, in many circumstances, be a more meaningful source of comparative information than a broad-based benchmark index for certain Fund’s with a specific investment focus. A custom benchmark may not be available for certain periods presented, in which case the Fund was compared to its primary benchmark. References in this section to “Agreements” are references to the Agreement and Sub-Advisory Agreement of the Fund in question. The performance periods considered by the Board ended on December 31, 2007 (unless otherwise noted). When available, the Board considered one-, five- and ten-year performance.

February 5-6, 2008 Board Meeting:

JNL/Franklin Templeton Income Fund. Noting that the Fund commenced operations in May 2006, the Board considered that the Fund underperformed the performance universe for the one-year period. The Board also considered that the Fund underperformed its benchmark for that period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Sub-Advisory Agreement, even though the Fund underperformed its benchmark and performance universe, given the long-term record and the quality of investment advisory services offered by Franklin Advisers, Inc. and the short period of time the Fund has been in operation.

June 12-13, 2008 Board Meeting:

With respect to the proposed new Funds, the Board could not consider historical information, since the Funds had not previously been in existence. The Board did consider certain hypothetical information presented by JNAM based either on similar funds or certain attribution models.

Existing Funds – JNL Series Trust:

JNL/AIM International Growth Fund (formerly, JNL/JPMorgan International Equity Fund). The Board considered that the Fund underperformed the peer group and its benchmark during the one-, five- and ten-year periods. The Board also considered that Invesco Aim began sub-advising the Fund in December 2007 and that it was, therefore, prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Large Cap Growth Fund. The Board considered that the Fund outperformed the peer group and its benchmark during the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Real Estate Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund underperformed the peer group for the one-year period and outperformed the peer group since inception. The Fund outperformed its benchmark for the one-year and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Small Cap Growth Fund. The Board considered that the Fund underperformed the peer group for the one- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-year period, but underperformed its benchmark for the five-year period. The Board, noted, however, that for the one- and three-year periods ended March 31, 2008, the Fund outperformed its peer group and benchmark, showing improved performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eagle Core Equity Fund. The Board considered that the Fund underperformed its peer group and benchmark for all periods. The Board also considered, however, that Eagle made significant changes to the Fund’s portfolio management team in October 2006 and that, as a result, the Fund’s investment strategy no longer includes a focus on growth. The Board noted that the new portfolio management team has a competitive long-term record managing value mandates and that, for the first quarter of 2008, the Fund ranked in the second decile of its peer group. The Board concluded it would be prudent to allow the team more time to develop its performance record with the Fund and that it would be in the best interests of the Fund and its shareholders to renew the Agreements while continuing to closely monitor the performance of this Fund.

JNL/Eagle SmallCap Equity Fund. The Board considered that the Fund outperformed the peer group and its benchmark for the one-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund. Noting that the Fund commenced operations in May 2006, the Board considered that the Fund underperformed the peer group and its benchmark for the one-year period. In light of the Fund’s relatively short operating history, the Board determined it would be prudent to allow Franklin more time to address performance while monitoring that performance closely. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Small Cap Value Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund outperformed the peer group for the one-year period. The Board also considered that the Fund outperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund underperformed the peer group for the one- and five-year periods, though it outperformed the peer group for the ten-year period. The Board also considered that the Fund outperformed its benchmark for the five and ten-year periods and performed consistently with is benchmark for the one-year period. The Board also considered that Goldman began sub-advising the Fund in April 2007 and that only a portion of the one-year performance was attributable to Goldman. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Mid Cap Value Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund underperformed its peer group for the one-year period but underperformed its benchmark for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Short Duration Bond Fund. Noting that the Fund commenced operations in May 2006, the Board considered that the Fund outperformed the peer group for the one-year period but underperformed its benchmark for the same period. The Board concluded that, in light of the Fund’s relatively short operating history and its competitive performance versus that of the peer group, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan International Value Fund. The Board considered that the Fund outperformed the peer group and its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Midcap Growth Fund (formerly, JNL/FI Mid-Cap Equity Fund). The Board considered that the Fund underperformed the peer group and its benchmark for the one-, five-, and ten-year periods. The Board also considered that JPMorgan began sub-advising the Fund in December 2007. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow JPMorgan to develop a performance record.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund slightly underperformed the peer group and its benchmark for the one-, five- and ten-year periods. The Board also considered that JPMorgan began sub-advising the Fund in April 2007. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow JPMorgan to develop a performance record.

JNL/Lazard Emerging Markets Fund. Noting that the Fund commenced operations in May 2006, the Board considered that the Fund underperformed the peer group and its benchmark for the one-year period. The Board concluded that, given the relatively short operating history of the Fund, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Mid Cap Equity Fund (formerly, JNL/Lazard Mid Cap Value Fund). The Board considered the Fund’s performance over quarterly periods during the one- and five-year periods and noted that while the Fund underperformed the peer group and its benchmark for the one- and five-year calendar periods, most of this underperformance was attributable to underperformance in the third and fourth quarters of 2007. Focusing on long-term performance, the Board noted that the Fund outperformed its benchmark over the rolling five-year period and rolling 7-year period. The Board concluded that, based on the performance record, the quality of investment services, and the overall expenses of the Fund, it would be in the best interests of the Fund and its shareholders to renew the Agreements while continuing to closely monitor the performance of this Fund.

JNL/Lazard Small Cap Equity Fund (formerly, JNL/Lazard Small Cap Value Fund). The Board considered that the Fund underperformed its peer group and its benchmark for the one-year, five-year, and since inception periods. The Board also considered recent portfolio management team changes. The Adviser communicated to the Board that it is conducting a careful review of the Fund and its portfolio management team and will consider a number of strategic options, however, the Adviser believes it would be in the best interest of the Fund and its shareholders to continue the current sub-advisory relationship. The Board accepted the Adviser’s recommendation and concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance and management team changes for the Fund.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that, while the Fund slightly underperformed its peer group for the one- and five-year periods, the Fund’s gross of fees performance was generally consistent for each of those periods with its benchmark. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that, while the Fund slightly underperformed its peer group for the one- and five-year periods, the Fund’s gross of fees performance was generally consistent for each of those periods with its benchmark. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Small Cap Index Fund. The Board considered that the Fund slightly underperformed the peer group for the one- and five-year periods. The Board also considered that the Fund slightly underperformed its benchmark for each of those periods, but performed in-line with its benchmark before fund expenses. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management International Index Fund. The Board considered that the Fund underperformed its benchmark for the one- and five-year periods, but performed in-line with its benchmark before fund expenses. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that the Fund’s gross of fees performance was generally competitive with its benchmark for the one-, five-year, and since inception periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund underperformed the peer group for the one- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the five-year period and underperformed its benchmark for the one-year period. The Board noted that a portfolio manager change had been made in October 2005 and, therefore, only the one-year performance numbers were attributable to the current portfolio manager. The Board also considered the Adviser’s assertion that Oppenheimer was applying its investment style consistently and that the Adviser expected performance to improve. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/PIMCO Total Return Bond Fund. The Board considered that the Fund outperformed the peer group and its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Core Equity Fund (formerly, JNL/Putnam Equity Fund). The Board considered that the Fund underperformed the peer group and its benchmark for the one-, five-, and ten-year periods. The Board also noted that PPM America, Inc. has only been the sub-adviser for this Fund since December 2007 and that it would be prudent to allow it more time to develop a performance record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one- and five-year periods. The Board also noted that PPM America, Inc. has only been the sub-adviser for this Fund since April 2007 and that it would be prudent to allow it more time to develop a performance record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Value Equity Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one-, five-, and ten-year periods. The Board also noted that PPM America, Inc. has only been the sub-adviser for this Fund since January 2007 and that it would be prudent to allow it more time to develop a performance record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Balanced Fund. The Board considered that the Fund outperformed its peer group for the one-, five-, and ten-year periods. The Board also considered that the Fund outperformed its benchmark for the one- and ten-year periods and underperformed its benchmark for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s competitive performance record.

JNL/Select Money Market Fund. The Board considered that the Fund outperformed its peer group for the one-, five- and ten-year periods. The Board also considered that the Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s competitive performance record.

JNL/Select Value Fund. The Board considered that the Fund outperformed the peer group and its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund outperformed the peer group for the five- and ten-year periods and underperformed the peer group for the one-year period. The Board also considered that the Fund outperformed its benchmark for the one-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s competitive performance record.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund outperformed the peer group for the five- and ten-year periods, though it slightly underperformed the peer group for the one-year period. The Board also considered that the Fund outperformed its benchmark for one-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s competitive performance record.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund outperformed the peer group for the five-year period and underperformed the peer group for the one-year period. The Board also considered that the Fund outperformed its benchmark for the one-year period, though it underperformed its benchmark for the five-year period. The Board also noted that for the one- and three-year periods ended March 31, 2008, the Fund was in the second and third decile, respectively, of its peer group. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Conservative Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed the peer group for the one-year period. The Fund slightly underperformed its blended benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s competitive performance record.

JNL/S&P Managed Moderate Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed the peer group and its blended benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund outperformed the peer group for the one-year period, though it underperformed the peer group for the five-year period. The Board also considered that the Fund outperformed its blended benchmark for the one-year and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Growth Fund. The Board considered that the Fund outperformed the peer group and its blended benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund. The Board considered that the Fund outperformed its blended benchmark and the peer group for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement Income Fund. Noting that the Fund commenced operations in January 2006, the Board considered that the Fund outperformed the peer group and its blended benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement 2015 Fund. Noting that the Fund commenced operations in January 2006, the Board considered that the Fund outperformed the peer group and its blended benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement 2020 Fund. Noting that the Fund commenced operations in January 2006, the Board considered that the Fund outperformed the peer group and its blended benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Retirement 2025 Fund. Noting that the Fund commenced operations in January 2006, the Board considered that the Fund outperformed the peer group and its blended benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Credit Suisse Global Natural Resources Fund; JNL/Credit Suisse Long/Short Fund; JNL/Franklin Templeton Founding Strategy Fund; JNL/Franklin Templeton Global Growth Fund; JNL/Franklin Templeton Mutual Shares Fund; JNL/Mellon Capital Management 10 x 10 Fund; JNL/Mellon Capital Management Index 5 Fund; JNL/PIMCO Real Return Fund; JNL/PPM America Mid Cap Value Fund; JNL/PPM America Small Cap Value Fund; JNL/S&P Competitive Advantage Fund; JNL/S&P Dividend Income & Growth Fund; JNL/S&P Intrinsic Value Fund; JNL/S&P Total Yield Fund; JNL/S&P 4 Fund; JNL/S&P Disciplined Growth Fund; JNL/S&P Disciplined Moderate Fund; JNL/S&P Disciplined Moderate Growth Fund; JNL/S&P Moderate Retirement Strategy Fund; JNL/S&P Moderate Growth Retirement Strategy Fund; and JNL/S&P Growth Retirement Strategy Fund. The Board did not consider comparative investment information for any of these Funds because none of the Funds had a full year of performance for the period considered by the Board.

New Funds (JNL Series Trust):

JNL/Goldman Sachs Emerging Markets Debt Fund (period ending March 31, 2008). The Board considered that Goldman Sachs’ performance for a similarly managed strategy outperformed its benchmark for the three- and five-year periods and performed consistently with its benchmark for the one-year period. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/M&G Global Basics Fund (period ending March 31, 2008). The Board considered that M&G’s performance for a similarly managed strategy significantly outperformed its benchmark for the one-, three- and five-year periods. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/M&G Global Leaders Fund (period ending March 31, 2008). The Board considered that M&G’s performance for a similarly managed strategy outperformed its benchmark for the three- and five-year periods, thought it underperformed its benchmark for the one-year period. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/Mellon Capital Management European 30 Fund. The Board could not consider historical information, since the Fund had not previously been in existence. The Board did consider hypothetical performance presented by JNAM based on the back testing of the stock selection criteria to be used by Mellon. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/Mellon Capital Management Pacific Rim 30 Fund. The Board could not consider historical information, since the Fund had not previously been in existence. The Board did consider hypothetical performance presented by JNAM based on the back testing of the stock selection criteria to be used by Mellon. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/Red Rocks Listed Private Equity Fund (period ending March 31, 2008). The Board considered that Red Rocks’ back-tested performance for a similarly managed index underperformed the S&P 500 Index for the one-year period and outperformed the S&P 500 Index for the three- and five-year periods. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Existing Funds - JNL Variable Fund LLC:

JNL/Mellon Capital Management DowSM 10 Fund. The Board considered that the Fund underperformed the peer group and its custom benchmark for the one-year period and underperformed the peer group and primary benchmark for the five-year period. The Board noted, however, that despite the recent underperformance versus the custom benchmark, the Adviser asserted that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® 10 Fund. The Board considered that the Fund outperformed the peer group for the one- and five-year periods. The Board also considered that the Fund underperformed its custom benchmark for the one-year period and outperformed its primary benchmark for the five-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark before fund expenses and rebalance costs. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Global 15 Fund. The Board considered that the Fund underperformed the peer group for the one-year period and outperformed the peer group for the five-year period. The Board also considered that the Fund underperformed its custom benchmark for the one-year period and outperformed its primary benchmark for the one- and five-year periods. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 25 Fund. The Board considered that the Fund underperformed the peer group for the one-year and five-year periods. The Fund underperformed its custom benchmark for the one-year period and underperformed its primary benchmark for the five-year period. The Board noted that the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Select Small Cap Fund. The Board considered that the Fund underperformed the peer group for the one-year and five-year periods. The Fund underperformed its custom benchmark for the one-year period and underperformed its primary benchmark for the five-year period. The Board also noted, however, that for the one-year period ending March 31, 2008, the Fund performed in line with its custom benchmark (before fund expenses and rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to monitor performance.

JNL/Mellon Capital Management Nasdaq® 25 Fund (formerly, JNL/Mellon Capital Management Nasdaq® 15 Fund). The Board considered that the Fund outperformed the peer group for the one-year period. The Board also considered that the Fund slightly underperformed its custom benchmark for the one-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Value Line® 30 Fund (formerly, JNL/Mellon Capital Management Value Line® 25 Fund). The Board considered that the Fund outperformed the peer group for the one-year period. The Fund underperformed its custom benchmark for the one-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management DowSM Dividend Fund. Noting that the Fund commenced operations in January 2006, the Board considered that the Fund underperformed the peer group and its custom benchmark for the one-year period. The Board also noted that for the one-year period ending March 31,

2008, the Fund tracked its custom benchmark (before fund expenses and rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® 24 Fund. Noting that the Fund commenced operations in May 2006, the Board considered that the Fund underperformed the peer group and its benchmark for the one-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL 5 Fund. The Board considered that the Fund underperformed the peer group and its custom benchmark for the one-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management VIP Fund. The Board considered that the Fund underperformed the peer group for the one-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and expectations are in-line with its custom benchmark (before fund expenses and rebalance costs). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL Optimized 5 Fund. Noting that the Fund commenced operations in May 2006, the Board considered that the Fund outperformed the peer group and underperformed its custom benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P® SMid 60 Fund. Noting that the Fund commenced operations in April 2007, the Board considered that the Fund underperformed the peer group and its custom benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, given the Fund’s short operating history.

JNL/Mellon Capital Management NYSE® International 25 Fund. Noting that the Fund commenced operations in April 2007, the Board considered that the Fund outperformed the peer group and underperformed its custom benchmark since inception. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, given the Fund’s short operating history.

JNL/Mellon Capital Management Communications Sector Fund. The Board considered that the Fund underperformed the peer group for the one-year period and outperformed the peer group for the five-year period. The Board also considered that the Fund outperformed its benchmark for the five-year period, though it underperformed the benchmark for the one-year period. The Board considered that, given the investment focus of this Fund, the benchmark represented a better comparative measure of performance. The Board also considered that the Fund’s investment in certain securities was constrained while the benchmark was not subject to such a limitation. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Consumer Brands Sector Fund. The Board considered that the Fund underperformed the peer group and its benchmark for the one- and five-year periods. The Board noted the Adviser's assertion that the peer group was not a good indicator of comparative performance because it only included three other funds, most none of which pursued the same investment objectives of the Fund. The Board also considered that, given the investment focus of this Fund, the benchmark represented a better comparative measure of performance. In this regard, the Board considered that (exclusive of fees and expenses) the Fund tracked the benchmark for the one-year period. The Board also considered that Mellon Capital Management began sub-advising the Fund in February 2004 and that only a portion of the five-year performance was attributable to Mellon Capital Management. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Financial Sector Fund. The Board considered that the Fund underperformed the peer group for the one- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one- and five-year periods. The Board considered that, given the investment focus of this Fund, the benchmark represented a better comparative measure of performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Healthcare Sector Fund. The Board considered that the Fund underperformed its benchmark for the one-year period but outperformed its benchmark for the five-year period. The Board also considered that the Fund underperformed the peer group for the one-year and five-year periods and since inception. The Board considered that, given the investment focus of this Fund, the benchmark represented a better comparative measure of performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Oil & Gas Sector Fund. The Board considered that the Fund outperformed the peer group for the five-year period and underperformed the peer group for the one-year period and since inception. The Fund outperformed its benchmark for the one- and five-year periods. The Board considered that, given the investment focus of this Fund, the benchmark represented a better comparative measure of performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Technology Sector Fund. The Board considered that, while the Fund underperformed its peer group for the one- and five-year periods, the Fund’s performance for each of those periods was generally consistent with its benchmark index before taking into consideration the Fund’s expense ratio. The Board considered that, given the investment focus of this Fund, the benchmark represented a better comparative measure of performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. Using information provided by an independent data service, the Board evaluated each Fund’s proposed advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s proposed sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. With respect to each Fund noted below, the Board concluded that the advisory and sub-advisory fees are reasonable and in the best interest of each Fund and its shareholders in light of the services to be provided. In reaching this determination, the Board also considered the effect of advisory fees on the total expenses of each Fund.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

February 5-6, 2008 Board Meeting:

The Board also noted that the data service did not have a comparable group of funds against which to review the advisory and sub-advisory fees. The data service did provide total expenses for a comparable group of funds.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund’s combined advisory and administrative fee is higher than the peer group average. The Board noted that the Fund’s estimated total expense ratio is slightly higher than that of the peer group average.

June 12-13, 2008 Board Meeting:

The Board also noted that the data service did not have a comparable group of funds against which to review the advisory and sub-advisory fees. The data service did provide total expenses for a comparable group of funds.

JNL Series Trust - Existing Funds:

JNL/AIM International Growth Fund (formerly, JNL/JPMorgan International Equity Fund). The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/AIM Large Cap Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are slightly higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/AIM Real Estate Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/AIM Small Cap Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Credit Suisse Global Natural Resources Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Credit Suisse Long/Short Fund. The Board considered that the Fund’s advisory fees are lower than the respective peer group averages. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio (excluding borrowing fees and dividend expense on securities sold short) is lower than that of the peer group average.

JNL/Eagle Core Equity Fund. The Board considered that the Fund’s advisory fees are slightly higher than the peer group average and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Eagle SmallCap Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Franklin Templeton Founding Strategy Fund. The Board considered that the Funds have no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.

JNL/Franklin Templeton Global Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average.

JNL/Franklin Templeton Mutual Shares Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average. The Board noted that the strategy offered by Franklin Mutual Advisers, LLC offered to relatively few sub-advised funds, all with essentially identical sub-adviser fee schedules.

JNL/Franklin Templeton Small Cap Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Goldman Sachs Mid Cap Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Goldman Sachs Short Duration Bond Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher, but in line with that of the peer group average.

JNL/JPMorgan International Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/JPMorgan Midcap Growth Fund (formerly, JNL/FI Mid-Cap Equity Fund). The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Lazard Emerging Markets Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Lazard Mid Cap Equity Fund (formerly, JNL/Lazard Mid Cap Value Fund). The Board considered that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Lazard Small Cap Equity Fund (formerly, JNL/Lazard Small Cap Value Fund). The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management 10 x 10 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Index 5 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that the Fund’s advisory fees are slightly higher than the peer group average and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Small Cap Index Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management International Index Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average and that the peer group only consisted of two other funds.

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/PIMCO Real Return Fund. The Board considered that the Fund’s advisory and sub-advisory fees are slightly higher than the respective peer group averages. The Board noted that the Fund’s total expense ratio is slightly lower than that of the peer group average.

JNL/PIMCO Total Return Bond Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/PPM America Core Equity Fund (formerly, JNL/Putnam Equity Fund). The Board considered that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are lower than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/PPM America Mid Cap Value Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/PPM America Small Cap Value Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/PPM America Value Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Select Balanced Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Select Money Market Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Select Value Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund’s advisory fees are slightly lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is slightly lower than that of the peer group average.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory fees are slightly lower than the peer group average and sub-advisory fees are higher than the peer group average. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/S&P Competitive Advantage Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratios are lower than that of the peer group average.

JNL/S&P Dividend Income & Growth Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/S&P Intrinsic Value Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/S&P Total Yield Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/S&P 4 Fund. The Board considered that the Fund has no advisory or sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/S&P Managed Conservative Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying expenses, is equal to that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.

JNL/S&P Managed Moderate Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is equal to the peer group average. In addition, the Board also noted that the Fund’s total expense ratio, excluding underlying expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.

JNL/S&P Managed Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.

JNL/S&P Managed Aggressive Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying expenses, is lower than that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.

JNL/S&P Retirement Income Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are equal to the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. However, the Board also noted that the Fund’s total expense ratio, excluding underlying expenses, is equal to that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval.

JNL/S&P Retirement 2015 Fund. The Board considered that the Fund’s advisory fees are higher than the respective peer group averages. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. The Board also noted that the Fund’s total expense ratio, excluding underlying expenses, is slightly higher that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. In addition, the Board noted the Fund’s fees and expenses are consistent with other funds managed by SPIAS and the peer group includes 2 funds for which adviser fees are waived.

JNL/S&P Retirement 2020 Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. The Board also noted that the Fund’s total expense ratio, excluding underlying expenses, is slightly higher that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. In addition, the Board noted the Fund’s fees and expenses are consistent with other funds managed by SPIAS and the peer group includes 2 funds for which adviser fees are waived.

JNL/S&P Retirement 2025 Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average and sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is higher than that of the peer group average. The Board also noted that the Fund’s total expense ratio, excluding underlying expenses, is slightly higher that of the peer group average and each of the underlying funds is subject to individual analysis for purposes of contract approval. In addition, the Board noted the Fund’s fees and expenses are consistent with other funds managed by SPIAS and the peer group includes 2 funds for which adviser fees are waived.

JNL/S&P Disciplined Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/S&P Disciplined Moderate Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/S&P Disciplined Moderate Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/S&P Moderate Retirement Strategy Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/S&P Moderate Growth Retirement Strategy Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/S&P Growth Retirement Strategy Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL Series Trust - New Funds:

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s estimated total expense ratio is slightly higher than that of the peer group average. The Board also noted that the peer group consists of global debt funds, but includes a small number in emerging markets.

JNL/M&G Global Basics Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/M&G Global Leaders Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management European 30 Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Pacific Rim 30 Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Red Rocks Private Listed Equity Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the respective peer group averages. The Board noted that the Fund’s estimated total expense ratio is equal to the peer group average.

JNL Variable Fund LLC - Existing Funds:

JNL/Mellon Capital Management DowSM 10 Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management S&P® 10 Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Global 15 Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management 25 Fund. The Board considered that the Fund’s advisory fees are slightly higher than the peer group average and sub-advisory fees are slightly lower than the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average.

JNL/Mellon Capital Management Select Small Cap Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average and sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is slightly higher than that of the peer group average.

JNL/Mellon Capital Management Nasdaq® 25 Fund (formerly, JNL/Mellon Capital Management Nasdaq® 15 Fund). The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Value Line® 30 Fund (formerly, JNL/Mellon Capital Management Value Line 25 Fund). The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management DowSM Dividend Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management S&P® 24 Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management JNL 5 Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management VIP Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board considered that the Fund’s advisory fees are slightly higher than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s estimated total expense ratio is slightly higher than that of the peer group average.

JNL/Mellon Capital Management S&P® SMid 60 Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management NYSE® International 25 Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Communications Sector Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Consumer Brands Sector Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Financial Sector Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Healthcare Sector Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

JNL/Mellon Capital Management Oil & Gas Sector Fund. The Board considered that the Fund’s advisory fees are lower than the expense group average. The Board noted that the Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Mellon Capital Management Technology Sector Fund. The Board considered that the Fund’s advisory fees are lower than the peer group average. There are no other funds in the peer group with sub-advisory fees. The Board noted that the Fund’s total expense ratio is lower than that of the peer group average.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund, contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders. With respect to JNL/PIMCO Total Return Bond Fund, the Board noted, as indicated above, that total expenses are lower than those of their peer group average.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that certain sub-advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those sub-advisers would manage. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, that sub-advisers would not be required to participate in the meetings and that recommendations to hire or fire sub-advisers would not be influenced by a sub-adviser’s willingness to participate in the meetings.

In evaluating the benefits that may accrue to the sub-advisers through their relationship with the Fund(s), the Board noted that each sub-adviser may develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s). Further, the Board considered that in the case of Mellon Capital Management Corporation (“Mellon”), affiliates serve as the custodian and the securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust. The Board considered that each service to be provided to the Funds by the Mellon affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement and the Sub-Advisory Agreements was fair, reasonable and in the best interests of each Fund and its shareholders.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended.

Item 6. Investments.

(a)        Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/AIM Small Cap Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, and the JNL/T. Rowe Price Value Fund for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) for the period ended June 30, 2008, pursuant to §210.12 – 12C of Regulation S-X.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
June 30, 2008

	Shares/Par/ Contracts (q)	Value
JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 12.4%
AnnTaylor Stores Corp. (c)	18	$420
Big Lots Inc. (c)	18	572
Buffalo Wild Wings Inc. (b) (c)	13	320
Choice Hotels International Inc.	11	289
DeVry Inc.	15	828
Dick’s Sporting Goods Inc. (b) (c)	11	194
DSW Inc. (b) (c)	24	284
HOT Topic Inc. (c)	43	231
Jack in the Box Inc. (c)	20	442
Live Nation Inc. (b) (c)	19	205
Marvel Entertainment Inc. (b) (c)	18	567
National CineMedia Inc.	21	220
PF Chang’s China Bistro Inc. (b) (c)	13	291
Shutterfly Inc. (b) (c)	15	186
Strayer Education Inc.	3	653
Tenneco Inc. (b) (c)	18	250
Warnaco Group Inc. (c)	14	610
Zumiez Inc. (b) (c)	23	375
		6,937
CONSUMER STAPLES - 2.7%
Church & Dwight Co. Inc. (b)	10	572
Longs Drug Stores Corp.	12	500
Ralcorp Holdings Inc. (b) (c)	9	436
		1,508
ENERGY - 10.9%
Arena Resources Inc. (c)	16	835
Bill Barrett Corp. (b) (c)	14	841
Carrizo Oil & Gas Inc. (c)	13	898
Dril-Quip Inc. (c)	12	744
FMC Technologies Inc. (c)	8	645
ION Geophysical Corp. (b) (c)	32	562
Unit Corp. (c)	12	973
Whiting Petroleum Corp. (c)	5	564
		6,062
FINANCIALS - 5.9%
Affiliated Managers Group Inc. (c)	6	560
BioMed Realty Trust Inc.	22	532
Greenhill & Co. Inc. (b)	8	436
National Financial Partners Corp. (b)	12	231
optionsXpress Holdings Inc.	16	358

ProAssurance Corp. (c)	8	382
RiskMetrics Group Inc. (c)	13	265
SVB Financial Group (b) (c)	11	522
		3,286
HEALTH CARE - 17.8%
Affymetrix Inc. (c)	20	204
AMAG Pharmaceuticals Inc. (c)	6	199
BioMarin Pharmaceutical Inc. (b) (c)	19	561
Cepheid Inc. (c)	14	392
Chemed Corp. (b)	10	377
Eclipsys Corp. (b) (c)	28	510
Gen-Probe Inc. (c)	8	402
Human Genome Sciences Inc. (c)	25	129
Insulet Corp. (c)	12	186
inVentiv Health Inc. (c)	16	433
LifePoint Hospitals Inc. (b) (c)	15	425
Medicines Co. (c)	19	380
Mentor Corp. (b)	10	290
Meridian Bioscience Inc.	15	409
Myriad Genetics Inc. (b) (c)	10	435
NuVasive Inc. (b) (c)	18	808
Parexel International Corp. (c)	17	452
Pediatrix Medical Group Inc. (c)	9	425
Sciele Pharma Inc. (b)	22	426
United Therapeutics Corp. (c)	5	461
Varian Inc. (c)	12	600
VCA Antech Inc. (b) (c)	16	439
Wright Medical Group Inc. (b) (c)	20	582
Zoll Medical Corp. (c)	13	424
		9,949
INDUSTRIALS - 18.4%
Advisory Board Co. (c)	6	240
American Commercial Lines Inc. (b) (c)	16	178
Barnes Group Inc. (b)	16	381
Bucyrus International Inc. - Class A	9	638
Ceradyne Inc. (c)	9	318
CoStar Group Inc. (b) (c)	13	591
Dynamic Materials Corp. (b)	11	375
EnergySolutions Inc.	13	293
Forward Air Corp. (b)	14	485
Fuel Tech Inc. (b) (c)	21	364
General Cable Corp. (b) (c)	12	718
Hexcel Corp. (c)	21	396
HUB Group Inc. - Class A (c)	16	554
Interface Inc.	31	393
Knight Transportation Inc. (b)	30	541
Korn/Ferry International (b) (c)	27	428
Pike Electric Corp. (c)	30	504
Quanta Services Inc. (c)	10	336
Regal-Beloit Corp. (b)	10	423

Tetra Tech Inc. (b) (c)	29	650
TransDigm Group Inc. (b) (c)	14	457
Wabtec Corp.	14	677
WESCO International Inc. (b) (c)	8	339
		10,279
INFORMATION TECHNOLOGY - 25.6%
Ansys Inc. (c)	13	600
Aspen Technology Inc. (c)	32	421
Bankrate Inc. (b) (c)	10	394
Blackboard Inc. (b) (c)	16	629
Cirrus Logic Inc. (c)	59	327
Cogent Inc. (b) (c)	37	419
Coherent Inc. (c)	17	503
DealerTrack Holdings Inc. (b) (c)	14	204
Diodes Inc. (b) (c)	18	484
Euronet Worldwide Inc. (b) (c)	22	378
FormFactor Inc. (b) (c)	11	206
Global Payments Inc.	9	403
Harmonic Inc. (c)	49	464
Hittite Microwave Corp. (c)	11	389
Informatica Corp. (c)	26	395
JDA Software Group Inc. (b) (c)	25	446
Lawson Software Inc. (b) (c)	47	343
Manhattan Associates Inc. (c)	19	460
Micros Systems Inc. (c)	12	375
Microsemi Corp. (b) (c)	22	550
NeuStar Inc. - Class A (b) (c)	17	362
Nice Systems Ltd. (c)	15	431
Omniture Inc. (b) (c)	9	175
Polycom Inc. (b) (c)	21	504
Power Integrations Inc. (c)	15	480
Quality Systems Inc.	14	412
Silicon Laboratories Inc. (c)	15	529
SRA International Inc. - Class A (c)	17	379
Starent Networks Corp. (b) (c)	24	304
Syntel Inc. (b)	13	429
Tech Data Corp. (c)	15	498
THQ Inc. (b) (c)	22	445
ValueClick Inc. (b) (c)	21	321
Varian Semiconductor Equipment Associates Inc. (c)	17	595
		14,254
MATERIALS - 3.7%
Calgon Carbon Corp. (b) (c)	18	285
Carpenter Technology Corp.	9	398
Eagle Materials Inc. (b)	14	354
Grief Inc.	10	611
Texas Industries Inc. (b)	7	389
		2,037
TELECOMMUNICATION SERVICES - 1.0%
SBA Communications Corp. (c)	16	576

UTILITIES - 0.8%
ITC Holdings Corp.	9	454

Total Common Stocks (cost $55,100)		55,342

SHORT TERM INVESTMENTS - 32.0%
Mutual Funds - 0.6%
JNL Money Market Fund, 2.37% (a) (h)	322	322

Securities Lending Collateral - 31.4%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	17,698	17,544

Total Short Term Investments (cost $18,020)		17,866

Total Investments - 131.2% (cost $73,120)		73,208
Other Assets and Liabilities, Net - (31.2%)		-17,414
Total Net Assets - 100%		$55,794

JNL/Capital Guardian International Small Cap Fund
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 17.4%
ABC-Mart Inc.	25	$650
Alexon Group Plc	71	94
Bellway Plc	5	45
Bloomsbury Publishing Plc	122	332
BMTC Group Inc. - Class A	4	73
Bovis Homes Group Plc	7	46
Burani Designer Holding N.V. (c)	34	260
Centaur Media Plc	50	66
Cheil Communications Inc.	1	263
Dufry South America Ltd.	34	717
ElringKlinger AG	8	781
Exedy Corp. (b)	30	779
Fairpoint Group Plc	145	84
First Juken Co. Ltd.	15	47
Future Plc	303	159
Gaming VC Holdings SA	35	156
Halfords Group Plc	31	164
Hankook Tire Co. Ltd.	40	559
Haseko Corp.	104	138
Hellenic Duty Free Shops SA	17	292
Honeys Co. Ltd. (b)	11	102
JB Hi-Fi Ltd.	74	740
Kingdom Hotel Investments (c)	28	177
Le Chateu Inc.	19	233
Marisa SA	10	28

Nexity (b)	5	141
Nishimatsuya Chain Co. Ltd. (b)	32	286
Peace Mark Holdings Ltd.	258	179
Proto Corp.	25	593
Rodriguez Group (c)	9	126
SAF-Holland SA	22	373
Sogefi SpA (b)	72	329
Sportech Plc (c)	82	118
Taylor Nelson Sofres Plc	18	81
Tecmo Ltd. (b)	40	368
Tod’s SpA (b)	7	389
UTV Media Plc	26	68
Wotif.com Holdings Ltd.	125	338
Xebio Co.. Ltd. (b)	42	917
Zenrin Co. Ltd. (b)	36	593
		11,884
CONSUMER STAPLES - 7.4%
Clarins SA (f)	9	763
Cloetta Fazer AB	12	489
Davide Campari-Milano SpA	125	1,043
Drogasil SA	50	466
Hypermarcas SA (c) (e) (t)	13	159
Marr SpA	23	235
Milbon Co. Ltd.	8	161
Nippon Suisan Kaisha Ltd.	15	77
Olam International Ltd. (e) (t)	204	364
Saskatchewan Wheat Pool (c)	9	119
Sundrug Co. Ltd. (b)	29	580
Tassal Group Ltd. (b)	239	597
		5,053
ENERGY - 6.6%
Afren Plc (c)	254	854
CIC Energy Corp. (c)	21	156
Dockwise Ltd. (c)	200	745
Flex LNG Ltd. (c)	39	484
Gloucester Coal Ltd.	24	300
Premier Oil Plc (c)	18	576
Straits Asia Resources Ltd.	122	317
UEX Corp. (c)	215	938
Vermilion Energy Trust	4	174
		4,544
FINANCIALS - 8.5%
Ascendas India Trust	521	347
CapitaRetail China Trust (e) (t)	375	342
Direct Wonen NV	210	200
E-L Financial Corp. Ltd.	1	265
Espirito Santo Financial Group SA (b)	16	388
Great Eagle Holdings Co.	80	236
Iwai Securities Co. Ltd.	35	380
Kagawa Bank Ltd.	51	296

Korean Reinsurance Co.	56	650
KWG Property Holding Ltd.	450	323
Liontrust Asset Management Plc	25	122
Mah Sing Group Berhad	206	90
Orix JREIT Inc.	-	194
Risa Partners Inc.	-	365
Saxon Financial Inc.	6	74
Shaftesbury Plc	13	97
Sparebanken Midt-Norge (b)	44	432
Sparebanken Nord-Norge	21	346
Sprott Inc. (c) (e) (t)	37	357
Sumitomo Real Estate Sales Co. Ltd.	2	62
Tokyo Tomin Bank Ltd.	13	257
		5,823
HEALTH CARE - 8.7%
As One Corp.	15	336
Genmab A/S (b) (c)	18	670
MANI Inc. (b)	19	1,195
Nakanishi Inc.	15	1,616
Nestor Healthcare Group Plc	160	120
Omega Pharma SA	19	784
Pharmstandard OJSC - GDR (c)	19	515
Sysmex Corp. (b)	15	602
Theratechnologies Inc. (c)	29	136
		5,974
INDUSTRIALS - 15.3%
Amano Corp. (b)	36	347
Brunel International NV	30	664
Chiyoda Corp. (b)	52	565
Cosel Co. Ltd.	6	51
Emeco Holdings Ltd. (b)	245	251
Glory Ltd. (b)	8	179
Grafton Group Plc (c)	17	98
Hansen Transmissions International NV (c)	11	58
Harmonic Drive Systems Inc.	-	125
Ihara Science Corp.	26	191
Iino Kaiun Kaisha Ltd. (b)	7	61
Kaba Holding AG	1	289
KCC Engineering & Construction Co. Ltd.	3	109
Kintetsu World Express Inc. (b)	6	153
Kokusai Co. Ltd.	39	425
Kyokuto Kaihatsu Kogyo Co. Ltd. (b)	15	92
Lindab International AB	17	330
Mecachrome International Inc. (c)	32	124
MISUMI Group Inc.	33	608
Miura Co. Ltd.	23	545
NovaCast AB - Class B (c)	34	169
OPD Group PLC	19	60
Pfleiderer AG (b)	35	474
Pronexus Inc.	29	195

Robert Walters Plc	61	150
Sagami Railway Co. Ltd.	62	229
Sato Corp.	17	186
Seco Tools AB - Class B	16	249
Seek Ltd. (b)	293	1,403
Simrad Optronics ASA (b) (c)	177	184
Spirax-Sarco Engineering Plc	17	366
Telegate AG	26	462
Titan Europe Plc	30	87
Tocalo Co. Ltd.	40	631
Trafficmaster Plc (c)	82	51
Trancom Co. Ltd.	5	75
Uponor Oyj	8	114
Vitran Corp. Inc. (c)	5	79
		10,429
INFORMATION TECHNOLOGY - 11.0%
Abacus Group Plc	74	44
Acal Plc	69	225
ASM Pacific Technology (b)	21	162
Aveva Group Plc	7	217
Boewe Systec AG	6	180
COM DEV International Ltd. (c)	61	198
CSR Plc (c)	30	161
Dai-ichi Seiko Co. Ltd.	7	147
Dialong Semiconductor Plc (c)	90	180
Disco Corp.	7	300
Electrocomponents Plc	9	25
Filtronic Plc (c)	53	76
Halma Plc	30	125
Hamamatsu Photonics KK	9	239
Icom Inc. (b)	24	592
Kontron AG	39	535
Lasertec Corp.	8	98
Micronics Japan Co. Ltd.	20	721
Morse Plc	63	63
Mosaid Technologies Inc.	8	121
Premier Farnell Plc	99	346
Pure Wafer Plc (c)	35	3
Rotork Plc	17	364
Sandvine Inc. (c)	44	61
Sandvine Inc. (c)	19	29
Sepura Ltd. (c)	167	290
SMA Solar Technology SA (c)	7	623
Spirent Communications Plc (c)	194	251
Temenos Group AG (c)	16	481
Thomson Intermedia Plc (c)	45	33
Wacom Co. Ltd.	-	441
Yamatake Corp.	7	183
		7,514
MATERIALS - 17.6%

Aricom Plc (c) (e) (t)	1,503	2,418
Banro Corp. (c)	36	251
Delta Plc	127	298
Farallon Resources Ltd. (c)	473	361
Fronteer Development Group Inc. (c)	83	418
Frontera Copper Corp. (c)	59	175
Fuji Seal International Inc.	4	72
Gem Diamonds Ltd. (c)	13	275
Great Basin Gold Ltd. (c)	87	296
Gunns Ltd. (b)	437	998
Katanga Mining Ltd. (c)	46	591
Kyoei Steel Ltd.	11	211
Labrador Iron Mines Holdings Ltd. (c)	22	83
Labrador Iron Ore Royalty Trust	20	1,065
MagIndustries Corp. (c)	100	338
Minefinders Corp. Ltd. (b) (c)	20	208
Namakwa Diamonds Ltd. (c)	95	274
Nihon Parkerizing Co. Ltd. (b)	8	130
North American Palladium Ltd. (b) (c)	76	409
Petaquilla Copper Ltd. (b) (c)	573	590
Platmin Ltd. (c)	80	558
Red Back Mining Inc. (c)	64	541
Resin Systems Inc. (c)	551	552
Rhodia SA	10	177
Steico AG	6	42
Stornoway Diamond Corp. (c)	146	45
Sungshin Cement Co. Ltd. (c)	14	116
TEAL Exploration & Mining Inc. (c)	32	113
Western Goldfields Inc. (c)	106	242
Whitemud Resources Inc. (c)	32	223
		12,070
UTILITIES - 0.5%
Canadian Hydro Developers Inc. (c)	50	264
Emp Distribuidora y Comercializadora Norta SA (c)	7	81
		345

Total Common Stocks (cost $75,640)		63,636

RIGHTS - 0.0%
UTV Media Plc	17	2

Total Rights (cost $0)		2

WARRANTS - 0.1%
Aricom Plc, Strike 0.80, 05/06/10	153	75
Petaquilla Coppert Ltd. (f)	182	13

Total Warrants (cost $70)		88

SHORT TERM INVESTMENTS - 21.2%
Mutual Funds - 7.2%
JNL Money Market Fund, 2.37% (a) (h)	4,929	4,929

Securities Lending Collateral - 14.0%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	9,639	9,555

Total Short Term Investments (cost $14,568)		14,485

Total Investments - 114.3% (cost $90,278)		78,211
Other Assets and Liabilities, Net - (14.3%)		-9,779
Total Net Assets - 100%		$68,432

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 34.8%
CONSUMER DISCRETIONARY - 0.8%
Home Depot Inc.	100	$2,342
Target Corp.	55	2,557
		4,899
ENERGY - 6.5%
BP Plc - ADR (b)	60	4,174
Canadian Oil Sands Trust (b)	200	10,787
Chevron Corp.	70	6,939
ConocoPhillips	100	9,439
Royal Dutch Shell Plc - ADR	50	4,086
Spectra Energy Corp.	100	2,874
TransCanada Corp. (b)	50	1,937
		40,236
FINANCIALS - 3.4%
American International Group Inc. (c)	60	3,557
Bank of America Corp.	200	4,774
Duke Realty Corp. (b)	35	786
HSBC Holdings Plc	225	3,464
iStar Financial Inc. (b)	85	1,120
JPMorgan Chase & Co.	80	2,745
Merrill Lynch & Co. Inc.	40	1,268
Wells Fargo & Co.	150	3,563
		21,277
HEALTH CARE - 4.4%
Bristol-Myers Squibb Co.	115	2,361
Johnson & Johnson	120	7,721
Merck & Co. Inc.	150	5,654
Pfizer Inc.	550	9,609
Wyeth	40	1,917
		27,262
INDUSTRIALS - 1.5%
3M Co.	47	3,256

General Electric Co.	225	6,005
		9,261
INFORMATION TECHNOLOGY - 2.5%
Intel Corp.	450	9,666
Maxim Integrated Products Inc.	200	4,230
Microchip Technology Inc. (b)	55	1,680
		15,576
MATERIALS - 0.6%
Dow Chemical Co.	100	3,491

TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	330	11,118
Verizon Communications Inc.	85	3,009
		14,127
UTILITIES - 12.8%
AGL Resources Inc.	60	2,075
Ameren Corp. (b)	100	4,223
American Electric Power Co. Inc.	80	3,218
Atmos Energy Corp.	50	1,379
Consolidated Edison Inc. (b)	120	4,691
Dominion Resources Inc. (b)	200	9,498
Duke Energy Corp.	330	5,735
FirstEnergy Corp.	70	5,763
FPL Group Inc.	50	3,279
NiSource Inc. (b)	40	717
PG&E Corp.	200	7,938
Pinnacle West Capital Corp. (b)	100	3,077
PNM Resources Inc.	48	569
Portland General Electric Co.	100	2,252
Progress Energy Inc.	60	2,510
Public Service Enterprise Group Inc.	170	7,808
Puget Energy Inc.	100	2,399
Sempra Energy	28	1,552
Southern Co. (b)	275	9,603
TECO Energy Inc. (b)	100	2,149
		80,435

Total Common Stocks (cost $233,092)		216,564

PREFERRED STOCKS - 11.2%
CONSUMER DISCRETIONARY - 0.3%
General Motors Corp.,
6.25%, Series C (callable at 25.83 beginning 07/20/10)	100	1,326

FINANCIALS - 9.9%
Bank of America Corp., Convertible Preferred,
7.25%, Series L, 12/31/49 (p)	4	3,779
Citigroup Funding Inc., 8.50%, 11/26/08	175	3,318
Citigroup Inc.,
6.50%, Series T (callable at 50 beginning 02/15/15) (b) (p)	30	1,306

Federal Home Loan Mortgage Corp.,
8.38%, Series Z (callable at 25 beginning 12/31/12) (b) (p)	194	4,714
Federal National Mortgage Association
5.38% (callable at 105,000 beginning 06/17/08) (p)	-	3,000
6.75%, Series Q (callable at 25 beginning 09/30/10) (b) (p)	100	2,130
8.25% (callable at 25 beginning 12/31/10) (b) (p)	147	3,374
8.75%, 05/13/11	91	3,481
7.63%, Series R (callable at 25 beginning 11/21/12) (b) (p)	144	3,432
Goldman Sachs Group Inc., Convertible Preferred,
10.00%, Series ABX, 02/27/09 (e) (u)	95	4,424
Legg Mason Inc., 7.00%, 06/30/11	75	3,153
Lehman Brothers Holdings Inc.
7.25%, Series P, 12/31/49 (p)	10	8,052
8.75%, Series Q, 07/01/11	8	6,132
Morgan Stanley, Convertible Preferred,
5.26%, 01/21/09 (e) (u)	100	7,302
Wachovia Corp., 7.25%, Series L, 12/31/49 (p)	2	1,323
Washington Mutual Inc., Convertible Preferred,
7.75%, Series R, 12/31/49 (p)	5	2,935
		61,855
HEALTH CARE - 0.6%
Schering-Plough Corp., Convertible Preferred,
6.00%, 08/13/10	20	3,830

UTILITIES - 0.4%
CMS Energy Trust I, Convertible Preferred,
7.75%, 02/01/08	50	2,404

Total Preferred Stocks (cost $81,114)		69,415

CORPORATE BONDS AND NOTES - 48.1%
CONSUMER DISCRETIONARY - 11.2%
Bausch & Lomb Inc., 9.88%, 11/01/15 (b) (e) (u)	3,700	3,719
Bausch & Lomb Inc., Delayed Draw Term Loan
6.51%, 04/26/15, TBA (g) (i)	120	118
8.14%, 04/26/15 (i)	960	942
Beazer Homes USA Inc., 6.88%, 07/15/15	800	572
Cablevision Systems Corp., 8.00%, 04/15/12 (b) (k)	1,500	1,418
CanWest MediaWorks Inc., 8.00%, 09/15/12	5,000	4,450
CCH I Holdings LLC ,
13.50%, 01/15/14 (b) (k)	5,000	3,550
11.75%, 05/15/14 (b) (k)	7,000	4,270
CCH I LLC, 11.00%, 10/01/15 (b)	2,800	2,076
Charter Communications Holdings II LLC,
10.25%, 09/15/10 (b)	4,800	4,644
D.R. Horton Inc., 6.50%, 04/15/16	1,000	824
Dex Media Inc.
8.00%, 11/15/13	1,000	729
9.00%, 11/15/13 (b) (k)	5,000	3,575
DirecTV Holdings LLC, 7.63%, 05/15/16 (e) (u)	4,700	4,630

Dollar General Corp.
10.63%, 07/15/15 (b)	5,500	5,445
11.88%, 07/15/17 (b)	2,500	2,363
DR Horton Inc., 5.63%, 01/15/16	1,650	1,287
Echostar DBS Corp., 7.75%, 05/31/15 (b) (e) (u)	5,000	4,863
Ford Motor Co., 7.45%, 07/16/31	2,000	1,165
General Motors Corp., 8.38%, 07/15/33 (b)	1,200	711
Hertz Corp., 8.88%, 01/01/14	2,000	1,830
K. Hovnanian Enterprises Inc., 7.50%, 05/15/16	200	132
KB Home
6.38%, 08/15/11	1,000	920
5.75%, 02/01/14	2,000	1,673
MGM Mirage Inc., 6.75%, 04/01/13	2,900	2,501
R.H. Donnelley Corp.
6.88%, 01/15/13 (b)	2,000	1,190
8.88%, 01/15/16	2,500	1,500
8.88%, 10/15/17 (b) (e) (u)	3,000	1,785
Univision Communications Inc.,
9.75%, 03/15/15 (b) (e) (u)	3,750	2,756
US Investigations Services Inc., Term Loan,
8.24%, 04/01/15	3,980	3,691
XM Satellite Radio Inc., 9.75%, 05/01/14 (b)	450	429
		69,758
CONSUMER STAPLES - 0.2%
Dole Food Co. Inc., 8.63%, 05/01/09 (k)	1,000	953

ENERGY - 7.5%
Callon Petroleum Co., 9.75%, 12/08/10	875	861
Chesapeake Energy Corp.
6.50%, 08/15/17 (b)	4,000	3,740
6.25%, 01/15/18	2,200	2,024
7.25%, 12/15/18	5,000	4,863
El Paso Corp.
7.25%, 06/01/18	3,500	3,448
7.75%, 01/15/32	1,000	1,002
InterGen NV, 9.00%, 06/30/17 (e) (u)	1,500	1,553
Mariner Energy Inc., 7.50%, 04/15/13	2,000	1,940
PetroHawk Energy Corp., 7.88%, 06/01/15 (e) (u)	3,200	3,124
Pioneer Natural Resources Co., 6.88%, 05/01/18 (b)	1,500	1,408
Plains Exploration & Production Co., 7.75%, 06/15/15	3,500	3,526
Sabine Pass LNG LP
7.25%, 11/30/13 (b)	1,350	1,229
7.50%, 11/30/16	3,000	2,700
SESI LLC, 6.88%, 06/01/14	1,370	1,308
Texas Competitive Electric Holdings Co. LLC
6.12%, 10/24/14	423	391
6.23%, 10/24/14	2,560	2,374
6.48%, 10/24/14	500	463
10.25%, 11/01/15 (e) (u)	4,300	4,214
10.50%, 11/01/16 (e) (u)	4,000	3,870

W&T Offshore Inc., 8.25%, 6/15/14 (b) (e) (u)	3,000	2,895
		46,933
FINANCIALS - 12.9%
Allison Term Loan
5.23%, 08/07/14	162	142
5.42%, 08/07/14	479	428
5.74%, 08/07/14	355	317
American Express Co., 7.00%, 03/19/18	1,000	1,012
American International Group Inc.,
8.18%, 05/15/58 (callable at 100 on 05/15/38) (e) (u)	5,300	4,988
Ceridian Corp., 11.25%, 11/15/15 (e) (u)	6,500	5,899
Ford Motor Credit Co.
7.38%, 10/28/09	11,200	10,201
7.88%, 06/15/10	7,500	6,474
9.75%, 09/15/10 (k)	2,000	1,744
9.88%, 08/10/11	1,000	843
7.25%, 10/25/11	1,000	775
General Motors Acceptance Corp.
5.63%, 05/15/09 (b)	7,000	6,481
7.75%, 01/19/10	10,000	8,551
6.88%, 09/15/11	4,000	2,874
6.88%, 08/28/12	1,200	822
Host Hotels & Resorts Inc., 6.88%, 11/01/14	1,000	920
Host Hotels & Resorts LP
6.38%, 03/15/15 (b)	600	531
6.75%, 06/01/16	1,000	888
iStar Financial Inc.
3.29%, 10/01/12 (i)	4,500	3,510
8.63%, 06/01/13 (b)	3,500	3,203
JPMorgan Chase & Co., 7.90%, 04/29/49 (p)	3,400	3,188
Lehman Brothers Holdings Inc.
6.20%, 09/26/14	4,200	4,009
6.88%, 05/02/18	3,000	2,904
Liberty Mutual Group Inc., 10.75%, 06/15/58 (e) (u)	5,000	4,788
RBS Global & Rexnord Corp., 9.50%, 08/01/14	1,250	1,206
Residential Capital LLC, 7.38%, 06/30/10 (k) (e) (u)	4,000	1,680
Washington Mutual Preferred Funding LLC,
9.75%, (callable at 100 beginning 12/15/17) (e) (p) (u)	1,500	1,181
Wells Fargo Capital XIII, 7.70%, 12/29/49 (p)	900	895
		80,454
HEALTH CARE - 4.3%
Community Health Systems Inc., 8.88%, 07/15/15	2,500	2,516
DaVita Inc., 7.25%, 03/15/15	2,500	2,431
HCA Inc., 6.50%, 02/15/16	5,000	4,163
Tenet Healthcare Corp.
6.38%, 12/01/11 (b)	7,000	6,703
9.25%, 02/01/15 (k)	8,000	7,840
US Oncology Holdings Inc., 7.95%, 03/15/12 (i)	2,634	2,081
Vanguard Health Holding Co. I LLC,
11.25%, 10/01/15 (b) (k)	1,000	879

			26,613
INDUSTRIALS - 2.6%
Allied Waste North America Inc.
7.38%, 04/15/14		5,000	5,075
7.13%, 05/15/16		1,400	1,393
JohnsonDiversey Holdings Inc., 10.67%, 05/15/13 (k)		2,000	1,990
L-3 Communications Corp., 5.88%, 01/15/15		700	645
Nortek Inc., 10.00%, 12/01/13 (b) (e) (u)		2,000	1,910
RBS Global & Rexnord LLC
11.75%, 08/01/16 (b)		1,100	1,056
8.88%, 09/01/16		500	467
Rexnord Holdings Inc.Term Loan, 11.35%, 02/20/13		1,162	929
Terex Corp., 8.00%, 11/15/17		3,000	2,978
			16,443
INFORMATION TECHNOLOGY - 4.9%
Advanced Micro Devices Inc., 5.75%, 08/15/12 (e) (u)		4,000	2,945
CEVA Group Plc, 10.00%, 09/01/14 (e) (u)		5,000	5,138
First Data Corp., Term Loan B3, 7.63%, 09/24/14		2,000	1,853
First Data Corp., Term Loan
5.23%, 10/01/14		3,715	3,432
5.45%, 10/01/14		265	244
First Data Corp., 9.88%, 09/24/15 (e) (u)		5,200	4,524
Freescale Semiconductor Inc.
8.88%, 12/15/14 (b)		4,500	3,656
10.13%, 12/15/16 (b)		3,000	2,288
Nortel Networks Ltd., 10.75%, 07/15/16 (e) (u)		3,400	3,366
NXP BV, 9.50%, 10/15/15		500	435
Sanmina-SCI Corp.
6.75%, 03/01/13 (b)		1,200	1,077
8.13%, 03/01/16		1,500	1,350
Sungard Data Systems Inc., 10.25%, 08/15/15 (b)		300	302
			30,610
MATERIALS - 1.1%
Berry Plastics Corp.,Term Loan, 6.50%, 06/15/14		2,086	1,901
Berry Plastics Holding Corp., 8.88%, 09/15/14 (b)		1,000	865
INEOS Group Holdings Plc,
7.88%, 02/15/16 (b) (e) (u)	EUR	2,250	2,294
Jefferson Smurfit Corp., 8.25%, 10/01/12		600	523
JohnsonDiversey Inc., 9.63%, 05/15/12		300	302
Novelis Inc., 7.25%, 02/15/15 (k)		600	567
			6,452
TELECOMMUNICATION SERVICES - 0.4%
Digicel Group Ltd., 8.88%, 01/15/15 (b) (e) (u)		500	472
MetroPCS Wireless Inc., 9.25%, 11/01/14		2,000	1,926
			2,398
UTILITIES - 3.0%
Dynegy Holdings Inc.
6.88%, 04/01/11 (b)		4,000	3,955
8.75%, 02/15/12		1,000	1,015
7.75%, 06/01/19		2,000	1,820

Energy Future Holdings Corp., 11.25%, 11/01/17 (e) (u)	8,100	8,080
PNM Resources Inc., 9.25%, 05/15/15	1,400	1,446
Public Service Co. of New Mexico., 7.95%, 05/15/18	2,300	2,366
		18,682

Total Corporate Bonds and Notes (cost $323,264)		299,296

GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 4.8%
Federal Home Loan Mortgage Corp. - 2.9%
Federal Home Loan Mortgage Corp.
5.50%, 05/01/37	8,841	8,718
5.50%, 06/01/37	9,444	9,313
		18,031
Federal National Mortgage Association - 1.9%
Federal National Mortgage Association
6.00%, 03/01/36	719	726
5.50%, 07/01/37	6,385	6,301
6.00%, 07/01/37	4,554	4,600
		11,627
Total Government and Agency Obligations (cost $29,312)		29,658

SHORT TERM INVESTMENTS - 14.4%
Mutual Funds - 0.7%
JNL Money Market Fund, 2.37% (a) (h)	4,254	4,254

Securities Lending Collateral - 13.7%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	86,137	85,388

Total Short Term Investments (cost $90,391)		89,642

Total Investments - 113.3% (cost $757,173)		704,575
Other Assets and Liabilities, Net - (13.3%)		-82,662
Total Net Assets - 100%		$621,913

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 90.3%
CONSUMER DISCRETIONARY - 12.6%
Beazer Homes USA Inc.	39	$215
Cablevision Systems Corp. - Class A (c)	45	1,006
Comcast Corp. - Special Class A	355	6,658
Daimler AG	24	1,493
Dana Holding Corp. (c)	9	49
Eastman Kodak Co.	130	1,875
General Motors Corp. (n)	154	1,776

Goodyear Tire & Rubber Co. (c)	77	1,381
H&R Block Inc.	53	1,142
Harley-Davidson Inc.	39	1,399
Harrah’s Investment LP (c) (f) (s) (t)	39	26
Hillenbrand Inc.	24	506
Home Depot Inc.	148	3,468
Lear Corp. (c)	41	581
Liberty Entertainment Ltd. - Class A (c)	23	565
Liberty Media Corp. - Capital (c)	11	154
Mattel Inc.	209	3,579
News Corp. Inc. - Class A	373	5,614
Time Warner Cable Inc. - Class A (c)	39	1,033
Time Warner Inc.	265	3,921
Viacom Inc. - Class B (c)	69	2,116
Virgin Media Inc.	133	1,817
WPP Group Plc	115	1,097
Wyndham Worldwide Corp.	32	565
		42,036
CONSUMER STAPLES - 20.5%
Altria Group Inc.	89	1,837
Anheuser-Busch Cos. Inc.	34	2,123
British American Tobacco Plc	213	7,358
Brown-Forman Corp. - Class B	12	940
Cadbury Plc	218	2,735
Carlsberg A/S	17	1,655
Carrefour SA	46	2,611
Coca-Cola Enterprises Inc.	141	2,432
CVS Caremark Corp.	135	5,341
Dr. Pepper Snapple Group Inc. (c)	49	1,025
General Mills Inc.	23	1,386
Groupe Danone	22	1,569
Imperial Tobacco Group Plc	179	6,661
Japan Tobacco Inc.	1	2,244
Kraft Foods Inc. - Class A	109	3,099
Kroger Co.	118	3,398
KT&G Corp.	35	3,041
Nestle SA	114	5,123
Pernod-Ricard SA	36	3,656
Philip Morris International Inc.	64	3,175
Reynolds American Inc.	85	3,949
Wal-Mart Stores Inc.	56	3,148
		68,506
ENERGY - 3.9%
BP Plc	169	1,964
Exterran Holdings Inc. (c)	-	8
Pride International Inc. (c)	32	1,504
Royal Dutch Shell Plc - Class A	102	4,152
SeaDrill Ltd.	64	1,946
Total SA	26	2,212
Transocean Inc. (c)	8	1,147
		12,933

FINANCIALS - 17.3%
Alexander’s Inc. (c)	6	1,753
Alleghany Corp. (c)	5	1,600
Allianz AG	11	1,928
American Express Co.	34	1,295
American International Group Inc.	77	2,029
Banco Popular SpA	68	1,209
Berkshire Hathaway Inc. - Class B (c)	2	9,396
Cerberus Capital Management LP (c) (f) (s) (t)	888	463
Cerberus Capital Management LP (c) (f) (s) (t)	888	463
Cerberus Capital Management LP (c) (f) (s) (t)	444	231
CIT Group Inc.	91	622
Conseco Inc. (c)	77	762
Danske Bank A/S	88	2,520
Fannie Mae	19	361
Forestar Real Estate Group Inc. (c)	26	493
Fortis	222	3,534
Guaranty BanCorp (c)	49	175
Guaranty Financial Group Inc. (c)	19	104
Hartford Financial Services Group Inc.	10	676
Intesa Sanpaolo SpA	250	1,424
JPMorgan Chase & Co.	45	1,530
Legg Mason Inc.	13	587
Link Real Estate Investment Trust	315	718
Mitsubishi UFJ Financial Group Inc.	77	686
NYMEX Holdings Inc.	12	1,000
Old Republic International Corp.	107	1,267
Prudential Financial Inc.	24	1,413
SLM Corp. (c)	135	2,609
Societe Generale - Class A	20	1,767
St. Joe Co.	18	607
Swedbank AB	44	843
Travelers Cos. Inc.	24	1,047
U.S. Bancorp	148	4,135
Ventas Inc.	19	792
Washington Mutual Inc.	121	596
White Mountains Insurance Group Ltd.	13	5,504
Zurich Financial Services AG	6	1,489
		57,628
HEALTH CARE - 6.2%
Bristol-Myers Squibb Co.	68	1,392
Community Health Systems Inc. (c)	60	1,973
Covidien Ltd.	72	3,430
Hill-Rom Holdings Inc	24	638
MDS Inc. (c)	57	923
Novartis AG	41	2,234
Pfizer Inc.	201	3,508
Quest Diagnostics Inc.	46	2,219
Sanofi-Aventis	1	97
Tenet Healthcare Corp. (c)	448	2,490

Valeant Pharmaceutical International (c)	59	1,007
Watson Pharmaceuticals Inc. (c)	30	829
		20,740
INDUSTRIALS - 8.4%
A P Moller - Maersk A/S	-	3,171
ACE Aviation Holdings Inc. - Class A (c)	45	701
Deutsche Post AG	128	3,333
Federal Signal Corp.	54	650
GenCorp Inc. (c)	37	264
Keppel Corp. Ltd.	280	2,296
Koninklijke Philips Electronics NV	76	2,585
Northwest Airlines Corp. (c)	46	309
Orkla ASA	421	5,398
Owens Corning Inc. (c)	58	1,311
Siemens AG	36	3,968
SKF AB - Class B	17	272
TNT NV	37	1,256
Tyco International Ltd.	63	2,518
		28,032
INFORMATION TECHNOLOGY - 8.8%
Alliance Data Systems Corp. (c)	37	2,107
Dell Inc. (c)	241	5,283
Diebold Inc.	32	1,142
Electronic Data Systems Corp.	86	2,108
Lexmark International Inc. (c)	26	874
LSI Logic Corp. (c)	430	2,638
Maxim Integrated Products Inc.	82	1,728
Microsoft Corp.	192	5,289
Motorola Inc.	335	2,460
NAVTEQ Corp. (c)	14	1,090
Telefonaktiebolaget LM Ericsson - ADR	4	43
Telefonaktiebolaget LM Ericsson - Class B	128	1,327
Tyco Electronics Ltd.	88	3,155
		29,244
MATERIALS - 5.5%
Alcoa Inc.	62	2,224
Domtar Corp. (c)	282	1,538
Huntsman Corp.	47	533
International Paper Co.	167	3,890
Koninklijke DSM NV	27	1,562
Linde AG	8	1,181
MeadWestvaco Corp.	39	929
Mondi Ltd.	2	14
Temple-Inland Inc.	66	739
Weyerhaeuser Co.	108	5,518
		18,128
TELECOMMUNICATION SERVICES - 2.1%
Royal KPN NV	104	1,774
Sprint Nextel Corp.	188	1,782
Telefonica SA	71	1,881

Verizon Communications Inc.	46	1,623
		7,060
UTILITIES - 5.0%
Constellation Energy Group Inc.	68	5,590
E.ON AG	12	2,346
Energy East Corp.	67	1,667
Exelon Corp.	27	2,425
Iberdrola SA	48	645
NorthWestern Corp.	7	173
RWE AG	22	2,811
Suez SA	16	1,089
		16,746

Total Common Stocks (cost $364,460)		301,053

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Dana Holding Corp. (f) (s) (t)	1	90

FINANCIALS - 0.2%
Federal National Mortgage Association, 8.75%, 05/13/11	13	490
Washington Mutual Inc. (f) (t)	-	101
		591

Total Preferred Stocks (cost $931)		681

OPTIONS - 0.1%
S&P 500 Index Put Option, Strike Price $1175,
Expiration 12/20/08	-	314

Total Options (cost $498)		314

CORPORATE BONDS AND NOTES - 1.5%
CONSUMER DISCRETIONARY - 0.5%
Dana Corp.
7.00%, 03/15/08 (f)	115	7
6.50%, 03/01/09 (f)	72	5
5.85%, 01/15/15 (f)	65	3
Pontus I, 05/27/09 (e) (f) (t)	242	208
Pontus II Claim on HMH Publishing,
9.14%, 07/24/09 (e) (f) (t)	290	249
Pontus II Trust, 9.14%, 06/25/09 (e) (f) (t)	145	125
Pontus III (Calpine Leveraged Loan) Credit Claim,
6.14%, 07/24/09 (e) (f) (t)	262	315
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)	1,130	537
Trump Entertainment Resorts Inc., 8.50%, 06/01/15	245	153
		1,602
FINANCIALS - 0.5%
Cerberus Capital Management LP,

12.00%, 07/31/14 (f) (s) (t)	1,950	1,015
Realogy Corp., Term Loan,
10/10/2013	336	287
10/10/13 (f)	607	511
		1,813
INDUSTRIALS - 0.0%
Northwest Airlines Corp., Contingent Distribution (c) (f) (v)	725	5

MATERIALS - 0.5%
Solutia Inc. Term Loan, 01/23/09	1,635	1,612

Total Corporate Bonds and Notes (cost $6,182)		5,032

SHORT TERM INVESTMENTS - 7.8%
Mutual Funds - 3.8%
JNL Money Market Fund, 2.37% (a) (h)	12,751	12,751

Federal Home Loan Bank - 4.0%
Federal Home Loan Bank
2.50%, 07/30/08 (j)	2,000	1,997
4.04%, 08/15/08 (n)	2,500	2,487
2.02%, 09/03/08	1,000	996
2.11%, 10/17/08	2,000	1,985
2.12%, 11/07/08	3,000	2,973
5.50%, 12/15/08	3,000	2,965
		13,403

Total Short Term Investments (cost $26,161)		26,154

Total Investments - 99.9% (cost $398,232)		333,234
Securities Sold Short, Net – (0.1%)		-608
Other Assets and Liabilities, Net - 0.2%		811
Total Net Assets - 100%		$333,437

Securities Sold Short - 0.1%
FINANCIALS - 0.1%
CME Group Inc.	2	608

Total Common Stocks Sold Short – 0.1% (proceeds $769)		$608

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 8.4%
Amazon.com Inc. (c)	1	$66
Best Buy Co. Inc.	2	91
Big Lots Inc. (c)	2	66
Carnival Corp.	7	237

Clear Channel Communications Inc.	3	102
Coach Inc. (c)	12	347
Comcast Corp. - Class A	4	75
Darden Restaurants Inc.	7	211
Eastman Kodak Co. (b)	22	319
Ford Motor Co. (b) (c)	14	69
Gap Inc.	17	282
General Motors Corp. (b)	3	35
Genuine Parts Co.	3	111
H&R Block Inc.	2	39
Harman International Industries Inc.	1	20
InterActiveCorp (c)	18	339
Interpublic Group of Cos. Inc. (b) (c)	17	149
McDonald’s Corp.	6	349
Newell Rubbermaid Inc.	17	292
Office Depot Inc. (c)	2	17
Omnicom Group Inc.	8	364
RadioShack Corp.	5	61
Sherwin-Williams Co.	-	17
Snap-On Inc.	6	322
Staples Inc.	2	40
Time Warner Inc.	39	575
Viacom Inc. - Class B (c)	3	86
Walt Disney Co.	19	598
Whirlpool Corp. (b)	1	31
Wyndham Worldwide Corp.	9	161
		5,471
CONSUMER STAPLES - 11.0%
Altria Group Inc.	11	235
Anheuser-Busch Cos. Inc.	4	248
Archer-Daniels-Midland Co. (b)	2	68
Avon Products Inc.	9	331
Campbell Soup Co.	2	70
Clorox Co.	1	63
Coca-Cola Co.	5	268
Colgate-Palmolive Co.	2	104
ConAgra Foods Inc. (b)	17	332
CVS Caremark Corp.	9	364
General Mills Inc.	4	219
Lorillard Inc. (c)	1	61
McCormick & Co. Inc.	1	32
PepsiCo Inc.	9	603
Philip Morris International Inc.	12	600
Procter & Gamble Co.	21	1,262
Reynolds American Inc.	1	43
Safeway Inc.	6	171
Sara Lee Corp.	30	368
SYSCO Corp.	5	146
UST Inc. (b)	1	49
Walgreen Co.	14	465
Wal-Mart Stores Inc.	18	994

WM Wrigley Jr. Co.	1	62
		7,158
ENERGY - 15.6%
Chevron Corp.	12	1,188
ConocoPhillips	11	1,049
EOG Resources Inc.	1	66
Exxon Mobil Corp.	35	3,059
Halliburton Co.	7	358
Marathon Oil Corp.	1	37
Murphy Oil Corp.	6	588
National Oilwell Varco Inc. (c)	8	665
Noble Energy Inc.	5	543
Occidental Petroleum Corp.	8	746
Schlumberger Ltd.	8	806
Smith International Inc.	5	432
Spectra Energy Corp.	3	100
Tesoro Corp. (b)	1	19
Transocean Inc. (c)	2	272
Valero Energy Corp.	6	226
		10,154
FINANCIALS - 12.5%
American Capital Strategies Ltd. (b) (c)	5	116
American Express Co.	2	74
American International Group Inc.	25	664
Apartment Investment & Management Co.	-	14
AvalonBay Communities Inc. (b)	1	45
Bank of America Corp.	28	669
BB&T Corp. (b)	10	219
Boston Properties Inc.	1	45
CB Richard Ellis Group Inc. - Class A (c)	1	19
Charles Schwab Corp.	20	411
CIT Group Inc. (b)	11	73
Citigroup Inc.	28	472
Countrywide Financial Corp. (b)	3	11
Developers Diversified Realty Corp.	1	28
Discover Financial Services	4	47
Equity Residential	2	57
Fannie Mae	5	103
Fifth Third Bancorp	7	71
Freddie Mac	2	24
General Growth Properties Inc. (b)	2	52
Genworth Financial Inc. - Class A	18	324
Goldman Sachs Group Inc.	1	128
Hartford Financial Services Group Inc.	4	252
Host Hotels & Resorts Inc.	3	40
Huntington Bancshares Inc. (b)	14	80
JPMorgan Chase & Co.	20	677
Kimco Realty Corp.	1	38
Lehman Brothers Holdings Inc. (b)	3	59
Loews Corp. (b)	1	50

M&T Bank Corp.	2	106
Marshall & Ilsley Corp. (b)	2	26
MBIA Inc. (b)	1	4
Merrill Lynch & Co. Inc.	5	155
MetLife Inc.	10	517
Morgan Stanley	13	463
NYSE Euronext	6	279
Plum Creek Timber Co. Inc. (b)	1	42
PNC Financial Services Group Inc. (b)	-	23
Prologis	1	71
Prudential Financial Inc. (b)	7	440
Public Storage Inc.	1	57
Regions Financial Corp. (b)	16	179
Simon Property Group Inc. (b)	1	117
SLM Corp. (c)	3	66
Vornado Realty Trust	1	53
Wachovia Corp.	8	117
Washington Mutual Inc. (b)	4	22
Wells Fargo & Co.	15	354
XL Capital Ltd. - Class A	10	199
		8,152
HEALTH CARE - 12.7%
Abbott Laboratories	4	192
Aetna Inc.	7	280
Amgen Inc. (c)	6	296
Baxter International Inc.	10	627
Becton Dickinson & Co.	5	382
Biogen Idec Inc. (c)	2	101
Bristol-Myers Squibb Co.	27	550
Cardinal Health Inc.	4	222
Celgene Corp. (c)	2	109
Cigna Corp.	10	365
Eli Lilly & Co.	6	282
Genzyme Corp. (c)	1	95
Gilead Sciences Inc. (c)	5	275
Humana Inc. (c)	6	239
Johnson & Johnson	12	763
Medtronic Inc.	13	685
Merck & Co. Inc.	12	467
Mylan Inc. (b) (c)	2	21
Pfizer Inc.	55	961
Schering-Plough Corp.	1	11
St. Jude Medical Inc. (c)	10	421
Tenet Healthcare Corp. (b) (c)	2	13
UnitedHealth Group Inc.	14	370
WellPoint Inc. (c)	5	226
Wyeth	7	340
		8,293
INDUSTRIALS - 11.2%
3M Co.	-	14

Allied Waste Industries Inc. (c)	2	19
Avery Dennison Corp. (b)	1	22
Boeing Co.	9	572
Burlington Northern Santa Fe Corp.	2	160
CH Robinson Worldwide Inc.	1	71
Cintas Corp.	1	19
Cooper Industries Ltd. - Class A	9	352
CSX Corp.	2	151
Dover Corp.	7	319
Emerson Electric Co.	7	326
Equifax Inc.	1	20
Expeditors International Washington Inc.	1	43
FedEx Corp.	2	139
General Electric Co.	62	1,642
Goodrich Corp.	4	166
Ingersoll-Rand Co. Ltd. - Class A	2	67
L-3 Communications Holdings Inc.	4	363
Lockheed Martin Corp.	2	182
Manitowoc Co. Inc.	1	33
Norfolk Southern Corp.	2	119
Northrop Grumman Corp.	6	421
Pitney Bowes Inc.	1	41
Precision Castparts Corp.	4	347
Rockwell Collins Inc.	2	96
RR Donnelley & Sons Co.	1	35
Ryder System Inc.	1	34
Southwest Airlines Co.	5	69
Tyco International Ltd.	6	232
Union Pacific Corp.	3	215
United Parcel Service Inc. - Class B	6	367
United Technologies Corp.	9	568
Waste Management Inc.	3	94
		7,318
INFORMATION TECHNOLOGY - 15.4%
Adobe Systems Inc. (c)	12	481
Apple Inc. (c)	6	943
Automatic Data Processing Inc.	10	436
BMC Software Inc. (c)	13	454
CA Inc.	18	406
Ciena Corp. (c)	6	140
Cisco Systems Inc. (c)	27	625
Corning Inc.	5	124
Google Inc. - Class A (c)	1	395
Hewlett-Packard Co.	22	979
Intel Corp.	45	963
International Business Machines Corp.	7	830
MEMC Electronic Materials Inc. (c)	5	332
Microsoft Corp.	52	1,422
Novell Inc. (c)	15	85
Nvidia Corp. (c)	19	356

Oracle Corp. (c)	13	273
QUALCOMM Inc.	3	111
Sun Microsystems Inc. (c)	13	140
Texas Instruments Inc.	-	10
Xerox Corp.	29	388
Xilinx Inc.	3	73
Yahoo! Inc. (c)	5	97
		10,063
MATERIALS - 4.5%
Air Products & Chemicals Inc.	3	277
Alcoa Inc.	5	165
Allegheny Technologies Inc. (b)	1	41
Ball Corp.	1	29
Freeport-McMoRan Copper & Gold Inc. (b)	2	235
International Paper Co.	12	289
MeadWestvaco Corp.	-	5
Monsanto Co.	6	797
Newmont Mining Corp.	3	133
Nucor Corp.	2	119
PPG Industries Inc.	6	361
Rohm & Haas Co. (b)	5	237
Sealed Air Corp.	7	127
United States Steel Corp.	1	129
		2,944
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	44	1,467
Citizens Communications Co.	2	18
Qwest Communications International Inc. (b)	53	209
Verizon Communications Inc.	10	358
		2,052
UTILITIES - 2.8%
Allegheny Energy Inc.	6	301
Ameren Corp. (b)	1	55
CenterPoint Energy Inc.	1	22
CMS Energy Corp.	1	20
Consolidated Edison Inc.	1	55
Constellation Energy Group Inc.	3	250
DTE Energy Co.	1	42
Duke Energy Corp.	5	79
Dynegy Inc. (c)	1	6
Edison International Inc.	2	87
Entergy Corp.	1	108
Exelon Corp.	2	135
FirstEnergy Corp.	3	214
Pepco Holdings Inc.	9	218
PG&E Corp.	2	72
Progress Energy Inc.	1	54
Southern Co.	1	25
Xcel Energy Inc.	2	40
		1,783

Total Common Stocks (cost $69,498)		63,388

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 2.5%
JNL Money Market Fund, 2.37% (a) (h)	1,667	1,667

Securities Lending Collateral - 5.5%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	3,594	3,563

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 1.99%, 09/18/08 (o)	130	129

Total Short Term Investments (cost $5,392)		5,359

Total Investments - 105.4% (cost $74,890)		68,747
Other Assets and Liabilities, Net - (5.4%)		-3,495
Total Net Assets - 100%		$65,252

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 9.4%
Accor SA (b)	9	$617
Adidas AG	9	589
Aisin Seiki Co. Ltd.	9	298
Arcandor AG (b) (c)	3	32
Aristocrat Leisure Ltd. (b)	16	96
Asics Corp. (b)	8	87
Autogrill SpA (c)	5	58
Bayerische Motoren Werke AG	15	730
Bayerische Motoren Werke AG	2	83
Benesse Corp.	3	138
Berkeley Group Holdings Plc (b) (c)	4	53
Billabong International Ltd. (b)	8	79
Bridgestone Corp.	29	436
British Sky Broadcasting Group Plc	55	513
Bulgari SpA	7	73
Burberry Group Plc	20	183
Canon Marketing Japan Inc. (b)	5	79
Carnival Plc	8	248
Carphone Warehouse Group Plc (b)	18	72
Casio Computer Co. Ltd. (b)	11	120
CC Land Holdings Ltd.	44	27
Christian Dior SA	2	247
Compagnie Financiere Richemont AG	24	1,340
Compagnie Generale des Etablissements Michelin (b)	7	474
Compass Group Plc	88	665
Continental AG	7	735
Crown Ltd. (b)	23	201
Daihatsu Motor Co. Ltd. (b)	8	92
Daily Mail & General Trust	13	79
Daimler AG	42	2,635
Daito Trust Construction Co. Ltd.	4	184
Daiwa House Industry Co. Ltd.	23	216
Dena Co. Ltd.	-	83
Denso Corp.	23	777
Dentsu Inc. (b)	-	186
Electrolux AB - Class B (b)	12	149
Enterprise Inns Plc	23	188
Esprit Holdings Ltd.	50	523
Eutelsat Communications Group SA (c)	3	84
Fairfax Media Ltd. (b)	54	152
Fast Retailing Co. Ltd.	3	237
Fiat SpA (b)	33	531
Fuji Heavy Industries Ltd.	24	118
Fuji Television Network Inc.	-	24
Genting International Plc (c)	110	47
Gestevision Telecinco SA (b)	5	61
GKN Plc	32	142
Hakuhodo DY Holdings Inc. (b)	1	58
Harvey Norman Holdings Ltd.	25	74

Haseko Corp.	67	90
Hennes & Mauritz AB - Class B	23	1,264
Hermes International SA (b)	3	509
Hikari Tsushin Inc.	1	33
Home Retail Group Plc	41	178
Honda Motor Co. Ltd.	76	2,587
Husqvarna AB - Class B (b)	13	109
Inchcape Plc	20	128
Inditex SA (b)	11	482
InterContinental Hotels Group Plc	14	188
Isetan Mitsukoshi Holdings Ltd. (c)	17	179
Isuzu Motors Ltd.	56	269
ITV Plc	180	159
J. Front Retailing Co. Ltd.	20	107
Jardine Cycle & Carriage Ltd.	6	73
JC Decaux SA	3	84
Jupiter Telecommunications Co. Ltd.	-	90
Kingfisher Plc	107	238
Ladbrokes Plc	27	138
Lagardere SCA (b)	6	328
Li & Fung Ltd. (b)	104	313
Lifestyle International Holdings Ltd.	31	44
Lottomatica SpA (b)	3	103
Luxottica Group SpA (b)	6	143
LVMH Moet Hennessy Louis Vuitton SA (b)	12	1,205
M6-Metropole Television SA	3	65
Makita Corp.	6	225
Marks & Spencer Group Plc	77	498
Marui Co. Ltd. (b)	14	111
Matsushita Electric Industrial Co. Ltd.	86	1,858
Mazda Motor Corp. (b)	39	202
Mediaset SpA (b)	36	239
Mitchells & Butlers Plc	19	79
Mitsubishi Motors Corp. (b) (c)	158	287
Modern Times Group AB - Class B	2	144
Namco Bandai Holdings Inc.	10	110
Next Plc	10	187
NGK Spark Plug Co. Ltd. (b)	8	92
NHK Spring Co. Ltd.	6	48
Nikon Corp.	15	438
Nissan Motor Co. Ltd.	105	866
Nisshinbo Industries Inc.	7	83
Nitori Co. Ltd.	2	87
NOK Corp.	6	91
Nokian Renkaat Oyj	5	228
Onward Kashiyama Co. Ltd.	6	63
OPAP SA	10	357
Oriental Land Co. Ltd. (b)	2	143
PagesJaunes Groupe SA (b)	6	89
Pearson Plc	38	462

Persimmon Plc (b)	13	80
Peugeot SA (b)	7	386
Pioneer Corp. (b)	8	64
Pirelli & C. SpA	132	91
PPR SA	4	395
Promotora de Informaciones SA (b)	3	37
ProSiebenSat.1 Media AG	4	40
PT Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA (b)	9	72
Publicis Groupe (b) (c)	7	216
Puma AG Rudolf Dassler Sport (b)	-	105
Punch Taverns Plc	12	73
Rakuten Inc.	-	160
Reed Elsevier NV	29	481
Reed Elsevier Plc	53	599
Renault SA (b)	9	716
Sankyo Co. Ltd.	3	176
Sanoma-WSOY Oyj	4	90
Sanyo Electric Co. Ltd. (b) (c)	76	177
Sega Sammy Holdings Inc. (b)	9	80
Sekisui Chemical Co. Ltd. (b)	21	143
Sekisui House Ltd.	23	215
SES Global SA	14	345
Shangri-La Asia Ltd.	64	149
Sharp Corp. (b)	47	765
Shimamura Co. Ltd.	1	68
Shimano Inc. (b)	3	171
Singapore Press Holdings Ltd.	73	229
Sky City Entertainment Group Ltd. (b)	24	55
Societe Television Francaise 1 (b)	5	90
Sodexho Alliance SA (b)	4	270
Sony Corp.	47	2,058
Stanley Electric Co. Ltd.	7	172
Sumitomo Rubber Industries Inc. (b)	7	53
Suzuki Motor Corp.	16	378
Swatch Group AG	3	117
Swatch Group AG - Class B	2	382
Tabcorp Holdings Ltd.	24	230
Takashimaya Co. Ltd. (b)	13	118
Tatts Group Ltd. (b)	49	111
Taylor Wimpey Plc (b)	53	65
Television Broadcasts Ltd.	12	69
Thomas Cook Group Plc	22	103
Thomson Reuters Plc	9	248
Toho Co. Ltd. (b)	5	104
Tokai Rika Co. Ltd.	2	43
Tokyo Broadcasting System Inc.	2	39
Toyoda Gosei Co. Ltd.	3	82
Toyota Boshoku Corp.	3	93
Toyota Industries Corp.	9	285

Toyota Motor Corp.	125	5,917
TUI AG (b)	10	229
TUI Travel Plc	27	110
USS Co. Ltd.	1	75
Valeo SA (b)	3	98
Vivendi Universal SA	55	2,057
Volkswagen AG (b)	7	1,981
Volvo AB - Class B	52	629
Whitbread Plc	9	214
William Hill Plc	16	104
Wolters Kluwer NV	14	337
WPP Group Plc	52	498
Yamada Denki Co. Ltd.	4	292
Yamaha Corp. (b)	9	164
Yamaha Motor Co. Ltd.	8	153
Yue Yuen Industrial Holdings Ltd.	29	68
		55,220
CONSUMER STAPLES - 7.9%
AEON Co. Ltd.	29	361
Ajinomoto Co. Inc.	30	284
Asahi Breweries Ltd. (b)	19	355
Associated British Foods Plc	16	237
Beiersdorf AG	4	298
British American Tobacco Plc	70	2,406
Cadbury Plc	64	804
Carlsberg A/S (b)	5	469
Carrefour SA (b)	29	1,646
Casino Guichard Perrachon SA (b)	2	226
Coca Cola Hellenic Bottling Co. SA	8	205
Coca-Cola Amatil Ltd.	25	169
Coca-Cola West Japan Co. Ltd. (b)	3	79
Colruyt SA	1	201
Danisco A/S	2	151
Delhaize Group	5	312
Diageo Plc	120	2,194
FamilyMart Co. Ltd.	3	110
Foster’s Group Ltd.	93	453
Golden Agri-Resources Ltd.	231	153
Goodman Fielder Ltd.	61	82
Groupe Danone (b)	20	1,434
Heineken Holding NV	5	222
Heineken NV	11	573
Henkel KGaA	8	335
Henkel KGaA	6	217
Imperial Tobacco Group Plc	47	1,745
InBev NV	8	585
Ito En Ltd. (b)	3	44
J Sainsbury Plc	50	313
Japan Tobacco Inc.	-	892
Kao Corp.	24	629

Kerry Group Plc (b)	7	198
Kesko Oyj	3	101
Kikkoman Corp.	7	86
Kirin Holdings Co. Ltd.	38	593
Koninklijke Ahold NV	57	763
Lawson Inc.	3	156
Lindt & Spruengli AG (b)	-	102
Lion Nathan Ltd.	13	111
L’Oreal SA (b)	11	1,240
Meiji Dairies Corp. (b)	12	62
Metcash Ltd.	28	101
Metro AG	6	362
Nestle SA	183	8,239
Nippon Meat Packers Inc.	9	122
Nisshin Seifun Group Inc. (b)	10	124
Nissin Food Products Co. Ltd.	4	137
Olam International Ltd.	56	99
Parmalat SpA (b)	70	183
Pernod-Ricard SA (b)	8	786
Reckitt Benckiser Plc	28	1,437
SABMiller Plc	42	957
Sapporo Holdings Ltd.	13	90
Seven & I Holdings Co. Ltd.	38	1,089
Shiseido Co. Ltd.	16	366
Swedish Match AB	13	259
Tate & Lyle Plc	23	179
Tesco Plc	367	2,683
Toyo Suisan Kaisha Ltd.	5	113
Uni-Charm Corp.	2	142
Unilever NV	76	2,154
Unilever Plc	61	1,732
UNY Co. Ltd.	8	78
Wesfarmers Ltd.	7	235
Wesfarmers Ltd. (b)	29	1,048
Wilmar International Ltd. (b)	34	126
WM Morrison Supermarkets Plc	111	584
Woolworths Ltd.	57	1,339
Yakult Honsha Co. Ltd. (b)	5	138
Yamazaki Baking Co. Ltd. (b)	6	65
		46,563
ENERGY - 9.0%
Acergy SA (b)	10	217
Aker Kvaerner ASA (b)	8	194
Amec Plc	16	279
BG Group Plc	155	4,028
BP Plc	878	10,176
Cairn Energy Plc (c)	6	377
Caltex Australia Ltd.	7	84
CGG Veritas (c)	6	283
Cosmo Oil Co. Ltd.	25	90

ENI SpA	122	4,515
Fugro NV	3	237
Hellenic Petroleum SA	5	72
Idemitsu Kosan Co. Ltd.	1	90
Inpex Holdings Inc.	-	480
Japan Petroleum Exploration Co.	1	100
Lundin Petroleum AB (c)	12	171
Mongolia Energy Co. Ltd. (c)	157	304
Neste Oil Oyj	6	175
Nippon Mining Holdings Inc.	44	276
Nippon Oil Corp.	59	396
OMV AG	8	593
Origin Energy Ltd.	41	633
Paladin Resources Ltd. (b) (c)	25	152
Petroleum Geo-Services ASA (b) (c)	8	192
Repsol YPF SA (b)	34	1,345
Royal Dutch Shell Plc - Class A	166	6,808
Royal Dutch Shell Plc - Class B	129	5,149
Saipem SpA	12	559
Santos Ltd.	28	581
SBM Offshore NV	7	262
SeaDrill Ltd.	13	395
Showa Shell Sekiyu KK (b)	10	106
Statoil ASA	60	2,243
Technip SA (b)	5	438
TonenGeneral Sekiyu KK (b)	14	128
Total SA (b)	100	8,535
Tullow Oil Plc	34	641
Woodside Petroleum Ltd.	22	1,444
WorleyParsons Ltd.	7	247
		52,995
FINANCIALS - 24.2%
3i Group Plc	18	292
77 Bank Ltd.	17	107
Acom Co. Ltd.	3	86
Aegon NV	65	854
AEON Credit Service Co. Ltd.	5	61
AEON Mall Co. Ltd.	3	83
Aiful Corp. (b)	3	36
Aioi Insurance Co. Ltd. (b)	17	91
Alleanza Assicurazioni SpA	20	216
Alliance & Leicester Plc (b)	16	94
Allianz AG	21	3,698
Allied Irish Banks Plc	41	631
Alpha Bank AE	19	566
AMP Ltd.	86	552
Anglo Irish Bank Corp. Plc (b)	34	320
Aozora Bank Ltd.	28	63
Ascendas Real Estate Investment Trust	47	76
Assicurazioni Generali SpA	50	1,892

ASX Ltd.	8	239
Australia & New Zealand Banking Group Ltd.	88	1,575
Aviva Plc	123	1,222
AXA Asia Pacific Holdings Ltd.	39	176
AXA SA (b)	72	2,120
Babcock & Brown Ltd. (b)	11	80
Baloise Holding AG	2	222
Banca Carige SpA (b)	29	104
Banca Monte dei Paschi di Siena SpA	93	261
Banca Popolare di Milano SCRL	20	182
Banche Popolari Unite Scpa	29	676
Banco Bilbao Vizcaya Argentaria SA (b)	166	3,155
Banco BPI SA (b)	11	45
Banco Comercial Portugues SA (b)	116	250
Banco de Sabadell SA (b)	42	350
Banco Espirito Santo SA	10	156
Banco Popular Espanol SA (b)	37	511
Banco Popular SpA	29	520
Banco Santander SA	291	5,316
Bank of East Asia Ltd.	66	358
Bank of Ireland	45	392
Bank of Kyoto Ltd. (b)	14	146
Bank of Yokohama Ltd.	56	387
Bankinter SA (b)	11	129
Barclays Plc (b)	305	1,731
Bendigo Bank Ltd. (b)	12	127
BNP Paribas (b)	38	3,427
BOC Hong Kong Holdings Ltd.	174	461
British Land Co. Plc	23	330
CapitaCommercial Trust (b)	43	60
CapitaLand Ltd.	81	339
CapitaMall Trust	54	119
CFS Retail Property Trust (b)	68	121
Cheung Kong Holdings Ltd.	66	890
China Bank Ltd.	35	245
Chinese Estates Holdings Ltd. (b)	26	40
Chugoku Bank Ltd. (b)	7	102
Chuo Mitsui Trust Holding Inc.	37	220
CITIC International Financial Holdings Ltd. (c)	87	66
City Developments Ltd.	23	184
CNP Assurances	2	203
Commerzbank AG	29	860
Commonwealth Bank of Australia	62	2,374
Corio NV	2	162
Credit Agricole SA (b)	41	827
Credit Saison Co. Ltd.	8	162
Credit Suisse Group	49	2,230
Criteria Caixacorp SA (b)	37	222
Daiwa Securities Group Inc.	64	588
Danske Bank A/S	22	624

DBS Group Holdings Ltd.	51	707
Deutsche Bank AG	24	2,030
Deutsche Boerse AG	9	1,046
Deutsche Postbank AG	4	331
Dexia SA	24	385
Dexus Property Group	135	178
DnB NOR ASA (b)	34	436
EFG Eurobank Ergasias SA	15	363
EFG International AG	2	55
Erste Bank der Oesterreichischen Sparkassen AG (b)	9	539
Eurazeo (b)	1	113
Fondiaria-Sai SpA	3	100
Fortis	98	1,556
Friends Provident Plc	103	208
Fukuoka Financial Group Inc.	35	158
Gecina SA	1	69
Goodman Group	66	195
GPT Group	104	222
Groupe Bruxelles Lambert SA	4	449
Gunma Bank Ltd. (b)	19	127
Hachijuni Bank Ltd.	19	125
Hammerson Plc	14	244
Hang Lung Group Ltd.	37	164
Hang Lung Properties Ltd.	96	308
Hang Seng Bank Ltd.	35	743
Hannover Rueckversicherung AG	2	110
HBOS Plc	172	944
Henderson Land Development Co. Ltd.	50	312
Hiroshima Bank Ltd. (b)	24	109
Hokugin Financial Group Inc.	55	160
Hong Kong Exchanges & Clearing Ltd.	49	716
Hopewell Holdings Ltd.	30	107
HSBC Holdings Plc	552	8,498
Hypo Real Estate Holding AG (b)	9	260
Hysan Development Co. Ltd.	29	80
Icade SA	1	105
ICAP Plc	24	254
IFIL SpA (b)	13	85
IMMOEAST AG (c)	21	187
IMMOFINANZ Immobilien Anlagen AG	21	218
ING Groep NV	88	2,797
Insurance Australia Group Ltd.	88	292
Intesa Sanpaolo SpA	43	222
Intesa Sanpaolo SpA (b)	361	2,052
Investec Plc (b)	18	111
Investor AB - Class B	21	432
Irish Life & Permanent Plc (b)	25	258
Istituto Finanziario Industriale SpA (c)	3	52
IVG Immobilien AG	4	88
Iyo Bank Ltd.	10	117

Jafco Co. Ltd. (b)	1	48
Japan Prime Realty Investment Corp.	-	74
Japan Real Estate Investment Corp.	-	211
Japan Retail Fund Investment Corp.	-	104
Joyo Bank Ltd.	32	156
Julius Baer Holding AG	10	652
Jyske Bank A/S (c)	2	145
KBC Ancora	1	114
KBC Groep NV	7	819
Keppel Land Ltd. (b)	16	58
Kerry Properties Ltd.	31	160
Klepierre (b)	3	162
Land Securities Group Plc	22	530
Legal & General Group Plc	295	586
Lend Lease Corp. Ltd.	17	160
Leopalace21 Corp.	6	90
Liberty International Plc (b)	12	199
Link Real Estate Investment Trust	107	244
Lloyds TSB Group Plc	265	1,625
London Stock Exchange Group Plc (b)	7	112
Macquarie Group Ltd. (b)	13	590
Macquarie Office Trust	93	69
Man Group Plc	81	1,005
Mapfre SA (b)	27	129
Marfin Investment Group SA (c)	31	244
Mediobanca SpA (b)	23	391
Mediolanum SpA (b)	12	49
Meinl European Land Ltd. (c)	15	164
Millea Holdings Inc.	33	1,280
Mirvac Group	47	134
Mitsubishi Estate Co. Ltd.	56	1,282
Mitsubishi UFJ Financial Group Inc.	482	4,268
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	126
Mitsubishi UFJ NICOS Co. Ltd. (c)	17	56
Mitsui Fudosan Co. Ltd.	39	834
Mitsui Sumitomo Insurance Group Holdings Inc (c)	17	600
Mizuho Financial Group Inc.	-	2,083
Mizuho Trust & Banking Co. Ltd.	61	105
Muenchener Rueckversicherungs AG	10	1,705
National Australia Bank Ltd.	76	1,932
National Bank of Greece SA	23	1,027
Nationale A Portefeuille	2	123
Natixis (b)	19	212
New World Development Co. Ltd.	120	244
Nippon Building Fund Inc.	-	283
Nipponkoa Insurance Co. Ltd.	29	252
Nishi-Nippon City Bank Ltd.	35	104
Nomura Holdings Inc.	82	1,212
Nomura Real Estate Holdings Inc.	3	57
Nomura Real Estate Office Fund Inc.	-	83

Nordea Bank AB	98	1,339
NTT Urban Development Corp.	-	65
Old Mutual Plc	236	433
ORIX Corp.	4	614
Oversea-Chinese Banking Corp.	116	694
Pargesa Holding SA (b)	1	125
Perpetual Ltd. (b)	2	65
Piraeus Bank SA	15	409
Pohjola Bank Plc	5	82
Promise Co. Ltd.	4	105
Prudential plc (a)	116	1,226
QBE Insurance Group Ltd.	42	901
Raiffeisen International Bank Holding AG (b)	3	321
Resona Holdings Inc. (b)	-	375
Royal Bank of Scotland Group Plc	754	3,208
RSA Insurance Group Plc	167	417
Sampo Oyj	20	509
Sapporo Hokuyo Holdings Inc.	-	95
SBI E*Trade Securities Co. Ltd.	-	62
SBI Holdings Inc. (b)	-	109
Schroders Plc	6	100
Scor Regroupe (b)	8	180
Segro Plc	20	157
Shinko Securities Co. Ltd. (b)	22	65
Shinsei Bank Ltd.	46	158
Shizuoka Bank Ltd.	27	276
Singapore Exchange Ltd.	37	188
Sino Land Co.	79	157
Skandinaviska Enskilda Banken AB	22	401
SNS Reaal	5	91
Societe Generale - Class A (b)	21	1,860
Sompo Japan Insurance Inc.	39	367
Sony Financial Holdings Inc.	-	173
St. George Bank Ltd.	25	662
Standard Chartered Plc	65	1,840
Standard Life Plc (e) (u)	102	423
Stockland Corp. Ltd.	68	352
Storebrand ASA (b)	20	147
Sumitomo Mitsui Financial Group Inc.	-	2,318
Sumitomo Realty & Development Co. Ltd.	18	348
Sumitomo Trust & Banking Co. Ltd.	64	447
Sun Hung Kai Properties Ltd.	65	882
Suncorp-Metway Ltd.	43	535
Suruga Bank Ltd.	9	117
Svenska Handelsbanken - Class A	22	527
Swedbank AB (b)	16	313
Swire Pacific Ltd.	39	394
Swiss Life Holding (c)	2	436
Swiss Reinsurance	17	1,099
Sydbank A/S	3	110

T&D Holdings Inc.	9	560
Takefuji Corp. (b)	5	75
Tokyo Tatemono Co. Ltd.	14	90
Tokyu Land Corp.	20	114
Topdanmark A/S (c)	1	125
TrygVesta AS (b)	1	92
UBS AG (c)	137	2,857
Unibail-Rodamco (b)	4	872
UniCredito Italiano SpA	524	3,186
Unipol Gruppo Finanziario SpA	27	63
Unipol Gruppo Finanziario SpA	42	79
United Overseas Bank Ltd.	58	794
UOL Group Ltd.	23	56
Vienna Insurance Group	2	127
Westfield Group	81	1,262
Westpac Banking Corp. (b)	88	1,679
Wharf Holdings Ltd.	68	284
Wheelock & Co. Ltd. (b)	38	102
Wing Hang Bank Ltd.	9	121
Wing Lung Bank Ltd. (b)	3	59
Yamaguchi Financial Group Inc.	9	125
Yanlord Land Group Ltd. (b)	20	27
Zurich Financial Services AG	7	1,740
		142,079
HEALTH CARE - 7.1%
Actelion Ltd. (c)	4	233
Alfresa Holdings Corp.	1	100
Astellas Pharma Inc.	23	969
AstraZeneca Plc	67	2,858
Bayer AG	35	2,967
Celesio AG (b)	4	159
Chugai Pharmaceutical Co. Ltd.	13	206
Cie Generale d’Optique Essilor International SA (b)	9	578
Cochlear Ltd. (b)	3	107
Coloplast A/S (b)	1	126
CSL Ltd.	26	874
Daiichi Sankyo Co. Ltd.	32	894
Dainippon Sumitomo Pharma Co. Ltd.	5	40
Eisai Co. Ltd.	12	420
Elan Corp. Plc (b) (c)	22	763
Fresenius Medical Care AG & Co. KGaA	9	504
Fresenius SE	1	81
Getinge AB - Class B	9	221
GlaxoSmithKline Plc	254	5,611
Grifols SA (b)	5	153
Hisamitsu Pharmaceutical Co. Inc.	2	100
Kyowa Hakko Kogyo Co. Ltd.	12	120
Lonza Group AG (b)	2	292
Mediceo Paltac Holdings Co. Ltd.	7	120
Merck KGaA	3	419

Mitsubishi Tanabe Pharma Corp.	11	144
Nobel Biocare Holding AG (b)	5	179
Novartis AG	108	5,947
Novo-Nordisk A/S - Class B	21	1,409
Olympus Corp.	11	372
ONO Pharmaceutical Co., Ltd.	4	231
Orion Oyj	4	89
Parkway Holdings Ltd. (b)	32	55
Roche Holding AG	33	5,852
Sanofi-Aventis (b)	48	3,182
Santen Pharmaceutical Co. Ltd.	3	85
Shionogi & Co. Ltd.	14	276
Shire Ltd.	25	413
Smith & Nephew Plc	41	452
Sonic Healthcare Ltd.	15	203
Sonova Holding AG (b)	2	182
Straumann Holding AG	-	96
Suzuken Co. Ltd. (b)	3	109
Synthes Inc.	3	375
Taisho Pharmaceutical Co. Ltd.	7	130
Takeda Pharmaceutical Co. Ltd.	40	2,014
Terumo Corp.	8	403
UCB SA	5	186
William Demant Holding AS (b) (c)	1	74
		41,373
INDUSTRIALS - 11.6%
A P Moller - Maersk A/S	-	939
ABB Ltd. (c)	101	2,861
Abertis Infraestructuras SA	12	295
Acciona SA (b)	1	310
ACS Actividades de Construccion y Servicios SA (b)	9	475
Adecco SA	6	301
Aeroports de Paris	2	146
Air France-KLM (b)	6	152
Alfa Laval AB	18	271
All Nippon Airways Co. Ltd.	31	116
Alstom RGPT (b)	5	1,111
Amada Co. Ltd.	17	134
Andritz AG	2	123
Antofagasta Plc	17	223
Asahi Glass Co. Ltd. (b)	46	556
Asciano Group	26	85
Assa Abloy AB (b)	15	211
Atlantia SpA	12	367
Atlas Copco AB - Class A	32	472
Atlas Copco AB - Class B	18	239
Auckland International Airport Ltd.	43	64
BAE Systems Plc	165	1,452
Balfour Beatty Plc	23	196
Bilfinger Berger AG	2	154

Boart Longyear Group	62	133
Bouygues (b)	11	733
Brambles Ltd.	67	558
Brisa-Auto Estradas de Portugal SA (b)	13	154
British Airways Plc	27	115
Bunzl Plc	16	214
Bureau Veritas SA	1	84
Capita Group Plc	28	381
Cargotec Corp. - Class B	2	61
Cathay Pacific Airways Ltd. (b)	65	124
Central Japan Railway Co.	-	804
Cie de Saint-Gobain (b)	13	821
Cintra Concesiones de Infraestructuras de Transporte SA (b)	10	111
Cobham Plc	53	208
ComfortDelgro Corp. Ltd.	94	104
Cosco Corp. Singapore Ltd.	36	85
CSR Ltd.	43	102
Dai Nippon Printing Co. Ltd.	28	413
Daikin Industries Ltd.	12	616
Deutsche Lufthansa AG	11	227
Deutsche Post AG	39	1,011
DSV A/S	9	224
East Japan Railway Co.	-	1,279
Eiffage SA (b)	2	107
European Aeronautic Defence & Space Co. NV (b)	15	286
Experian Group Ltd.	46	344
Fanuc Ltd.	9	869
Finmeccanica SpA (b)	14	360
Firstgroup Plc	22	227
FLSmidth & Co. A/S	2	271
Fomento de Construcciones y Contratas SA (b)	2	130
Fraport AG Frankfurt Airport Services Worldwide (b)	2	102
Fraser and Neave Ltd.	42	138
Fuji Electric Holdings Co. Ltd.	27	95
Furukawa Electric Co. Ltd.	30	130
Gamesa Corp. Tecnologica SA	8	414
GEA Group AG	8	267
Geberit AG	2	267
Group 4 Securicor Plc	58	234
Grupo Ferrovial SA (b)	3	181
Hamburger Hafen und Logistik AG	1	64
Hankyu Hanshin Holdings Inc.	55	232
Hays Plc	63	112
Hino Motors Ltd.	13	81
Hitachi Construction Machinery Co. Ltd.	5	140
Hochtief AG	2	202
Hong Kong Aircraft Engineering Co. Ltd.	3	49
Hutchison Whampoa Ltd.	99	998
Iberia Lineas Aereas de Espana (b)	21	49
IHI Corp.	61	124

IMI Plc	15	130
Invensys Plc (c)	37	189
ITOCHU Corp.	71	756
Japan Airlines Corp. (b) (c)	41	86
Japan Steel Works Ltd.	17	331
JGC Corp.	11	217
JS Group Corp. (b)	13	203
JTEKT Corp.	9	149
Kajima Corp. (b)	45	157
Kamigumi Co. Ltd. (b)	11	83
Kawasaki Heavy Industries Ltd.	66	176
Kawasaki Kisen Kaisha Ltd.	27	254
Keihin Electric Express Railway Co. Ltd. (b)	20	124
Keio Corp. (b)	30	152
Keisei Electric Railway Co. Ltd.	12	61
Keppel Corp. Ltd.	57	466
Kinden Corp.	5	50
Kintetsu Corp. (b)	81	254
Komatsu Ltd.	42	1,160
Kone Oyj	7	253
Koninklijke Philips Electronics NV	51	1,720
Kubota Corp.	51	366
Kuehne & Nagel International AG	2	235
Kurita Water Industries Ltd. (b)	6	204
Legrand SA	4	99
Leighton Holdings Ltd. (b)	6	312
Macquarie Airports	32	62
Macquarie Infrastructure Group	112	250
MAN AG	5	549
Marubeni Corp.	79	660
Matsushita Electric Works Ltd. (b)	18	184
Meggitt Plc	29	124
Metso Oyj	6	265
Minebea Co. Ltd.	18	103
Mitsubishi Corp.	64	2,093
Mitsubishi Electric Corp.	90	970
Mitsubishi Heavy Industries Ltd.	148	705
Mitsubishi Logistics Corp. (b)	5	55
Mitsui & Co. Ltd.	80	1,767
Mitsui Engineering & Shipbuilding Co. Ltd. (b)	35	111
Mitsui OSK Lines Ltd.	52	741
MTR Corp. (b)	65	203
National Express Group Plc	6	116
Neptune Orient Lines Ltd.	18	43
NGK Insulators Ltd. (b)	12	233
Nippon Express Co. Ltd.	39	187
Nippon Sheet Glass Co. Ltd.	30	148
Nippon Yusen KK	51	490
Noble Group Ltd.	60	105
NSK Ltd. (b)	21	184

NTN Corp.	18	120
NWS Holdings Ltd.	33	86
Obayashi Corp.	29	131
Odakyu Electric Railway Co. Ltd. (b)	28	182
OKUMA Corp. (b)	7	70
Orient Overseas International Ltd.	10	49
Orkla ASA (b)	39	498
Pacific Basin Shipping Ltd.	83	119
Prysmian SPA	6	155
Qantas Airways Ltd.	44	128
Q-Cells AG (c)	3	276
Randstad Holdings NV	5	165
Renewable Energy Corp. AS (b) (c)	8	197
Rentokil Initial Plc	82	162
Rheinmetall AG	2	125
Rockwool International AS (b)	-	40
Rolls-Royce Group Plc (c)	84	570
Ryanair Holdings Plc (c)	2	8
Sacyr Vallehermoso SA (b)	4	120
Safran SA (b)	8	158
Sandvik AB	45	614
Scania AB	18	240
Schindler Holding AG	2	183
Schneider Electric SA (virt-x) (b)	10	1,099
Secom Co. Ltd.	10	471
Securitas AB - Class B	15	174
SembCorp Industries Ltd.	41	125
SembCorp Marine Ltd.	41	123
Serco Group Plc	23	203
SGS SA	-	308
Shimizu Corp.	27	128
Shun TAK Holdings Ltd.	62	58
Siemens AG	41	4,495
Singapore Airlines Ltd.	24	263
Singapore Technologies Engineering Ltd.	59	119
Skanska AB	17	246
SKF AB - Class B	19	289
SMC Corp.	3	285
Smiths Group Plc	18	379
Societe BIC SA (b)	1	63
Sojitz Corp.	57	190
Solarworld AG (b)	4	186
Sonae SGPS SA	39	46
Stagecoach Group Plc	26	146
Strabag SE	2	185
Sulzer AG	1	169
Sumitomo Corp.	52	677
Sumitomo Electric Industries Ltd.	36	461
Sumitomo Heavy Industries Ltd.	27	183
Taisei Corp.	44	105

Thales SA	4	240
THK Co. Ltd.	6	113
TNT NV	18	621
Tobu Railway Co. Ltd. (b)	39	185
Tokyu Corp.	51	265
Toll Holdings Ltd.	25	144
Tomkins Plc	41	123
Toppan Printing Co. Ltd.	28	308
TOTO Ltd. (b)	13	92
Toyota Tsusho Corp.	10	230
Transurban Group (b)	49	199
Ushio Inc.	5	87
Vallourec (b)	2	841
Vestas Wind Systems A/S (c)	9	1,139
Vinci SA (b)	19	1,180
Wartsila Oyj	4	243
Wendel (b)	1	120
West Japan Railway Co.	-	393
Wienerberger AG	4	160
Wolseley Plc	30	224
Yamato Transport Co. Ltd.	18	249
YIT Oyj	6	152
Zardoya Otis SA (b)	6	124
Zodiac SA (b)	2	98
		67,924
INFORMATION TECHNOLOGY - 5.1%
Advantest Corp.	7	149
Alcatel-Lucent (c)	108	649
Alps Electric Co. Ltd.	9	90
ASM Pacific Technology (b)	11	83
ASML Holding NV	20	489
Atos Origin SA	3	175
Brother Industries Ltd.	10	132
Canon Inc.	50	2,571
Cap Gemini SA (b)	7	381
Citizen Watch Co. Ltd. (b)	17	126
Computershare Ltd.	23	207
CSK Holdings Corp. (b)	3	63
Dassault Systemes SA (b)	3	183
Elpida Memory Inc. (b) (c)	4	138
Foxconn International Holdings Ltd. (c)	94	91
FUJIFILM Holdings Corp.	23	801
Fujitsu Ltd.	86	638
Hirose Electric Co. Ltd. (b)	2	151
Hitachi High-Technologies Corp.	4	88
Hitachi Ltd.	156	1,125
Hoya Corp.	19	446
Ibiden Co. Ltd.	6	211
Indra Sistemas SA	5	130
Infineon Technologies AG (c)	34	295

Itochu Techno-Science Corp.	1	39
Keyence Corp.	2	386
Kingboard Chemical Holdings Ltd.	28	128
Konami Corp.	5	157
Konica Minolta Holdings Inc.	22	371
Kyocera Corp.	8	706
Logica Plc	71	151
Logitech International SA (c)	8	208
Mabuchi Motor Co. Ltd.	1	71
Mitsumi Electric Co. Ltd. (b)	4	87
Murata Manufacturing Co. Ltd.	10	485
NEC Corp.	98	513
NEC Electronics Corp. (b) (c)	2	55
Neopost SA (b)	1	156
Nidec Corp.	5	333
Nintendo Co. Ltd.	5	2,595
Nippon Electric Glass Co. Ltd.	17	294
Nokia Oyj	186	4,544
Nomura Research Institute Ltd.	5	120
NTT Data Corp.	-	223
Obic Co. Ltd.	-	50
OC Oerlikon Corp AG (c)	-	86
Omron Corp.	10	210
Oracle Corp. Japan (b)	2	82
Otsuka Corp. (b)	1	69
Ricoh Co. Ltd.	31	559
Rohm Co. Ltd.	5	288
Sage Group Plc	59	243
SAP AG (b)	41	2,141
Seiko Epson Corp.	6	165
Shimadzu Corp.	9	90
Shinko Electric Industries Co. Ltd.	3	31
Square Enix Co. Ltd.	2	68
STMicroelectronics NV	32	333
Sumco Corp.	7	148
TDK Corp.	6	335
Telefonaktiebolaget LM Ericsson - Class B	139	1,448
Tokyo Electron Ltd.	8	461
TomTom NV (c)	3	82
Toshiba Corp.	142	1,047
Trend Micro Inc.	5	165
United Business Media Plc (c)	11	117
United Internet AG	4	86
Venture Corp. Ltd.	12	87
Yahoo! Japan Corp.	1	267
Yaskawa Electric Corp.	11	108
Yokogawa Electric Corp.	10	92
		29,892
MATERIALS - 11.0%
Acerinox SA (b)	8	173

Air Liquide (b)	12	1,538
Akzo Nobel NV	13	862
Alumina Ltd.	54	244
Amcor Ltd.	41	199
Anglo American Plc	62	4,336
ArcelorMittal	40	3,973
Asahi Kasei Corp.	55	288
BASF AG	45	3,114
BHP Billiton Ltd. (b)	156	6,539
BHP Billiton Plc	103	3,934
BlueScope Steel Ltd.	34	375
Boliden AB	13	107
Boral Ltd. (b)	28	153
Cimpor Cimentos de Portugal SA (b)	10	65
CRH Plc	25	738
Daicel Chemical Industries Ltd.	13	73
Daido Steel Co. Ltd. (b)	15	84
Denki Kagaku Kogyo K K	27	100
DIC Corp.	31	90
Dowa Mining Co. Ltd.	13	95
Eramet (b)	-	237
Eurasian Natural Resources Corp. (c)	15	388
Fletcher Building Ltd. (b)	23	111
Fortescue Metals Group Ltd. (b) (c)	58	660
Givaudan SA	-	288
HeidelbergCement AG	1	156
Hitachi Chemical Co. Ltd.	5	98
Hitachi Metals Ltd. (b)	7	115
Holcim Ltd.	10	786
Holmen AB	3	81
Imerys SA (b)	1	106
Incitec Pivot Ltd.	3	507
Italcementi SpA	3	54
Italcementi SpA	4	51
James Hardie Industries NV	22	89
JFE Holdings Inc.	24	1,233
Johnson Matthey Plc	10	370
JSR Corp.	8	167
K+S AG	2	1,016
Kaneka Corp.	13	89
Kansai Paint Co. Ltd.	10	69
Kazakhmys Plc	9	284
Kobe Steel Ltd. (b)	125	358
Koninklijke DSM NV	6	369
Kuraray Co. Ltd.	17	197
Lafarge SA (b)	7	1,060
Lee & Man Paper Manufacturing Ltd.	18	27
Linde AG	6	854
Lonmin Plc	7	445
Maruichi Steel Tube Ltd.	1	28

Mitsubishi Chemical Holdings Corp.	59	345
Mitsubishi Gas Chemical Co. Inc.	19	137
Mitsubishi Materials Corp.	57	244
Mitsubishi Rayon Co. Ltd. (b)	25	79
Mitsui Chemicals Inc.	28	138
Mitsui Mining & Smelting Co. Ltd. (b)	25	74
Mondi Plc	19	114
Newcrest Mining Ltd.	21	594
Nippon Paper Group Inc.	-	115
Nippon Steel Corp. (b)	241	1,305
Nissan Chemical Industries Ltd. (b)	7	86
Nisshin Steel Co. Ltd.	37	126
Nitto Denko Corp.	8	292
Norsk Hydro ASA	32	474
Novozymes A/S	2	208
OJI Paper Co. Ltd.	40	188
OneSteel Ltd.	35	248
Orica Ltd.	14	402
Osaka Titanium Technologies Co. Ltd. (b)	1	53
Outokumpu Oyj	6	191
Oxiana Ltd. (b)	134	339
Rautaruukki Oyj	4	185
Rexam Plc	32	246
Rio Tinto Ltd. (b)	13	1,742
Rio Tinto Plc	46	5,599
Salzgitter AG (b)	2	346
Shin-Etsu Chemical Co. Ltd.	19	1,177
Showa Denko KK	61	162
Sims Group Ltd.	7	286
Smurfit Kappa Group Plc	6	51
Solvay SA (b)	3	385
SSAB Svenskt Stal AB - Class A	9	274
SSAB Svenskt Stal AB - Class B	4	115
Stora Enso Oyj - Class R	26	246
Sumitomo Chemical Co. Ltd.	74	466
Sumitomo Metal Industries Ltd.	184	809
Sumitomo Metal Mining Co. Ltd.	27	414
Svenska Cellulosa AB	26	372
Syngenta AG	5	1,586
Taiheiyo Cement Corp.	40	80
Taiyo Nippon Sanso Corp.	14	117
Teijin Ltd.	41	141
ThyssenKrupp AG	17	1,048
Titan Cement Co. SA	3	121
Toho Titanium Co. Ltd. (b)	1	20
Tokuyama Corp. (b)	10	74
Tokyo Steel Manufacturing Co. Ltd.	5	62
Toray Industries Inc. (b)	61	327
Tosoh Corp.	21	86
Toyo Seikan Kaisha Ltd.	7	125

Ube Industries Ltd.	46	163
Umicore	6	278
UPM-Kymmene Oyj	26	416
Vedanta Resources Plc (b)	7	281
Voestalpine AG (b)	5	439
Wacker Chemie AG	1	140
Xstrata Plc	30	2,357
Yamato Kogyo Co. Ltd.	2	90
Yara International ASA (b)	9	772
		64,723
TELECOMMUNICATION SERVICES - 5.5%
Belgacom SA	8	337
BT Group Plc	377	1,494
Cable & Wireless Plc	109	326
Deutsche Telekom AG	133	2,178
Elisa Oyj	7	139
France Telecom SA (b)	84	2,469
Hellenic Telecommunications Organization SA	13	319
Hutchison Telecommunications International Ltd. (c)	66	93
KDDI Corp.	-	822
Millicom International Cellular SA	3	326
Mobistar SA	2	123
Nippon Telegraph & Telephone Corp.	-	1,180
NTT DoCoMo Inc.	1	1,093
PCCW Ltd.	203	123
Portugal Telecom SGPS SA	32	362
Royal KPN NV	85	1,457
Singapore Telecommunications Ltd.	369	981
SoftBank Corp.	35	593
Swisscom AG	1	347
Tele2 AB	14	272
Telecom Corp. of New Zealand Ltd. (b)	84	229
Telecom Italia SpA	471	943
Telecom Italia SpA - RNC	277	448
Telefonica SA	200	5,297
Telekom Austria AG	16	352
Telenor ASA	40	749
TeliaSonera AB	106	787
Telstra Corp. Ltd.	200	812
Vodafone Group Plc	2,471	7,280
		31,931
UTILITIES - 6.2%
AEM SpA	54	197
AGL Energy Ltd.	20	274
British Energy Group Plc	49	694
Centrica Plc	171	1,050
Cheung Kong Infrastructure Holdings Ltd.	23	97
Chubu Electric Power Co. Inc.	31	744
Chugoku Electric Power Co. Inc.	12	258
CLP Holdings Ltd.	93	796

Contact Energy Ltd. (b)	13	77
E.ON AG (b)	30	5,959
Electric Power Development Co. Ltd.	7	264
Electricite de France	9	871
Enagas SA (b)	8	236
Enel SpA (b)	203	1,925
Energias de Portugal SA	86	445
Fortum Oyj	21	1,049
Gas Natural SDG SA (b)	5	304
Gaz de France (b)	9	584
Hokkaido Electric Power Co. Inc.	9	175
Hokuriku Electric Power Co.	8	178
Hong Kong & China Gas Co. Ltd.	184	438
Hongkong Electric Holdings Ltd.	66	392
Iberdrola Renovables (c)	40	307
Iberdrola SA (b)	164	2,182
International Power Plc	69	592
Kansai Electric Power Co. Inc.	36	838
Kyushu Electric Power Co. Inc.	18	374
National Grid Plc	118	1,552
Osaka Gas Co. Ltd. (b)	99	363
Public Power Corp.	5	175
Red Electrica de Espana SA	5	320
RWE AG	21	2,630
RWE AG	2	187
Scottish & Southern Energy Plc	40	1,115
Severn Trent Plc	11	274
Shikoku Electric Power Co. Inc. (b)	8	217
Snam Rete Gas SpA (b)	39	267
Suez SA (b)	49	3,295
Terna Rete Elettrica Nazionale SpA	60	253
Toho Gas Co. Ltd.	17	93
Tohoku Electric Power Co. Inc.	20	424
Tokyo Electric Power Co. Inc.	56	1,447
Tokyo Gas Co. Ltd.	101	407
Union Fenosa SA (b)	5	319
United Utilities Plc (b)	42	575
Veolia Environnement (b)	17	964
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	4	316
		36,493

Total Common Stocks (cost $509,403)		569,193

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Porsche Automobil Holding SE	4	618
Volkswagen AG	5	726
		1,344
HEALTH CARE - 0.1%
Fresenius AG	3	296

Total Preferred Stocks (cost $1,013)		1,640

RIGHTS - 0.0%
Barclays Plc (f)	305	12
Dowa Mining Co. Ltd. (b) (f)	10	-
HBOS Plc	69	15

Total Rights (cost $0)		27

SHORT TERM INVESTMENTS - 17.9%
Mutual Funds - 2.5%
JNL Money Market Fund, 2.37% (a) (h)	14,700	14,700

Securities Lending Collateral - 15.2%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (a) (h)	89,748	88,967

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 1.99%, 09/18/08 (o)	1,375	1,370

Total Short Term Investments (cost $105,818)		105,037

Total Investments - 115.2% (cost $616,234)		675,897
Other Assets and Liabilities, Net - (15.2%)		-89,266
Total Net Assets - 100%		$586,631

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 11.6%
99 Cents Only Stores (b) (c)	18	$121
Advance Auto Parts Inc. (b)	37	1,425
Aeropostale Inc. (c)	26	812
American Eagle Outfitters Inc.	82	1,113
American Greetings Corp.	20	246
AnnTaylor Stores Corp. (b) (c)	24	564
ArvinMeritor Inc. (b)	28	354
Barnes & Noble Inc. (b)	18	459
Belo Corp.	34	247
Blyth Inc. (b)	9	103
Bob Evans Farms Inc. (b)	13	361
Borders Group Inc. (b)	21	127
BorgWarner Inc. (b)	45	1,990
Boyd Gaming Corp. (b)	22	272
Brinker International Inc.	39	736
Callaway Golf Co. (b)	24	287
Career Education Corp. (b) (c)	35	513
Carmax Inc. (b) (c)	84	1,195
CBRL Group Inc.	9	220
Charming Shoppes Inc. (b) (c)	43	197
Cheesecake Factory Inc. (b) (c)	26	414
Chico’s FAS Inc. (b) (c)	68	363
Chipotle Mexican Grill Inc. - Class A (b) (c)	12	1,031
Coldwater Creek Inc. (b) (c)	25	133
Collective Brands Inc. (b) (c)	24	285
Corinthian Colleges Inc. (b) (c)	31	364
DeVry Inc.	23	1,241
Dick’s Sporting Goods Inc. (b) (c)	31	558
Dollar Tree Inc. (c)	35	1,139
DreamWorks Animation SKG Inc. (c)	31	918
Entercom Communications Corp. (b)	10	72
Foot Locker Inc.	58	725
Furniture Brands International Inc. (b)	18	245
Gentex Corp. (b)	55	788
Getty Images Inc. (c)	18	621
Guess? Inc. (b)	21	772
HanesBrands Inc. (b) (c)	36	979
Harte-Hanks Inc. (b)	18	203
Hovnanian Enterprises Inc. - Class A (b) (c)	18	100
International Speedway Corp. - Class A	12	452
ITT Educational Services Inc. (b) (c)	11	929
John Wiley & Sons Inc. (b)	17	763
Lamar Advertising Co. (b) (c)	30	1,083
Lear Corp. (b) (c)	30	419
Lee Enterprises Inc. (b)	16	62
Life Time Fitness Inc. (b) (c)	13	371
Marvel Entertainment Inc. (b) (c)	19	597
Matthews International Corp. - Class A (b)	12	540
MDC Holdings Inc. (b)	13	511

Media General Inc. (b)	9	111
Modine Manufacturing Co. (b)	12	146
Mohawk Industries Inc. (b) (c)	21	1,370
NetFlix Inc. (b) (c)	18	480
NVR Inc. (b) (c)	2	997
O’Reilly Automotive Inc. (b) (c)	45	996
Pacific Sunwear of California Inc. (b) (c)	28	238
PetSmart Inc.	49	971
Phillips-Van Heusen (b)	20	735
Regis Corp.	16	434
Rent-A-Center Inc. (b) (c)	26	525
Ross Stores Inc.	52	1,855
Ryland Group Inc. (b)	16	344
Saks Inc. (b) (c)	54	596
Scholastic Corp. (b) (c)	10	280
Scientific Games Corp. - Class A (b) (c)	25	743
Service Corp. International (b)	102	1,010
Sotheby’s Holdings - Class A (b)	26	675
Strayer Education Inc. (b)	6	1,153
Thor Industries Inc. (b)	13	282
Timberland Co. - Class A (b) (c)	18	301
Toll Brothers Inc. (b) (c)	49	919
Tupperware Brands Corp.	23	800
Under Armour Inc. - Class A (b) (c)	14	362
Urban Outfitters Inc. (b) (c)	44	1,359
Valassis Communications Inc. (b) (c)	19	236
Warnaco Group Inc. (c)	17	755
Williams-Sonoma Inc. (b)	34	668
		47,361
CONSUMER STAPLES - 3.0%
Alberto-Culver Co.	32	854
BJ’s Wholesale Club Inc. (b) (c)	24	919
Church & Dwight Co. Inc. (b)	26	1,443
Corn Products International Inc.	28	1,389
Energizer Holdings Inc. (c)	22	1,620
Hansen Natural Corp. (b) (c)	23	657
Hormel Foods Corp.	27	951
JM Smucker Co.	21	869
Lancaster Colony Corp. (b)	8	244
NBTY Inc. (c)	20	650
PepsiAmericas Inc.	23	446
Ruddick Corp.	14	491
Smithfield Foods Inc. (b) (c)	45	897
Tootsie Roll Industries Inc. (b)	11	275
Universal Corp. (b)	10	471
		12,176
ENERGY - 10.9%
Arch Coal Inc.	55	4,157
Bill Barrett Corp. (b) (c)	13	771
Cimarex Energy Co. (b)	32	2,223

Denbury Resources Inc. (c)	94	3,446
Encore Acquisition Co. (c)	21	1,550
Exterran Holdings Inc. (c)	25	1,781
FMC Technologies Inc. (c)	49	3,806
Forest Oil Corp. (b) (c)	34	2,537
Frontier Oil Corp. (b)	40	954
Helmerich & Payne Inc. (b)	40	2,876
Newfield Exploration Co. (c)	51	3,303
Overseas Shipholding Group Inc.	11	850
Patterson-UTI Energy Inc.	59	2,113
Pioneer Natural Resources Co.	46	3,598
Plains Exploration & Production Co. (c)	42	3,032
Pride International Inc. (c)	64	3,044
Quicksilver Resources Inc. (b) (c)	40	1,533
Superior Energy Services Inc. (b) (c)	31	1,718
Tidewater Inc. (b)	20	1,300
		44,592
FINANCIALS - 14.5%
Affiliated Managers Group Inc. (b) (c)	16	1,412
Alexandria Real Estate Equities Inc. (b)	12	1,204
AMB Property Corp.	38	1,901
American Financial Group Inc.	27	720
AmeriCredit Corp. (b) (c)	44	378
Apollo Investment Corp. (b)	55	785
Arthur J Gallagher & Co. (b)	35	840
Associated Bancorp (b)	49	950
Astoria Financial Corp.	31	628
Bank of Hawaii Corp. (b)	19	893
BRE Properties Inc. - Class A (b)	19	833
Brown & Brown Inc.	44	759
Camden Property Trust	20	902
Cathay General Bancorp (b)	19	208
City National Corp. (b)	15	651
Colonial BancGroup Inc. (b)	75	333
Commerce Bancshares Inc.	24	948
Cousins Properties Inc. (b)	14	320
Cullen/Frost Bankers Inc. (b)	23	1,132
Duke Realty Corp. (b)	56	1,268
Eaton Vance Corp. (b)	44	1,754
Equity One Inc. (b)	14	282
Everest Re Group Ltd.	24	1,910
Federal Realty Investors Trust (b)	22	1,546
Fidelity National Financial Inc. - Class A (b)	82	1,037
First American Corp.	36	938
First Niagara Financial Group Inc. (b)	39	505
FirstMerit Corp. (b)	30	494
Hanover Insurance Group Inc.	20	844
HCC Insurance Holdings Inc.	45	942
Health Care Real Estate Investment Trust (b)	34	1,507
Highwoods Properties Inc. (b)	21	675

Horace Mann Educators Corp. (b)	15	214
Hospitality Properties Trust	36	869
Jefferies Group Inc. (b)	44	735
Jones Lang LaSalle Inc. (b)	12	741
Liberty Property Trust (b)	36	1,179
Macerich Co.	29	1,781
Mack-Cali Realty Corp.	25	868
Mercury General Corp. (b)	14	637
Nationwide Health Properties Inc. (b)	37	1,158
New York Community Bancorp Inc. (b)	131	2,335
Old Republic International Corp. (b)	89	1,054
PacWest BanCorp (b)	9	139
PMI Group Inc. (b)	32	62
Potlatch Corp.	15	681
Protective Life Corp.	27	1,012
Radian Group Inc. (b)	29	42
Raymond James Financial Inc. (b)	37	969
Rayonier Inc. (b)	30	1,285
Realty Income Corp. (b)	38	870
Regency Centers Corp.	27	1,586
SEI Investments Co.	48	1,125
StanCorp Financial Group Inc.	19	890
SVB Financial Group (b) (c)	12	585
Synovus Financial Corp. (b)	128	1,114
TCF Financial Corp. (b)	42	509
UDR Inc. (b)	51	1,140
Unitrin Inc.	20	540
Waddell & Reed Financial Inc. - Class A	33	1,166
Washington Federal Inc. (b)	33	596
Webster Financial Corp.	20	373
Weingarten Realty Investors (b)	29	874
WestAmerica Bancorp (b)	11	579
Wilmington Trust Corp. (b)	26	686
WR Berkley Corp.	58	1,391
		59,284
HEALTH CARE - 10.2%
Advanced Medical Optics Inc. (b) (c)	23	437
Affymetrix Inc. (c)	26	267
Apria Healthcare Group Inc. (b) (c)	16	310
Beckman Coulter Inc.	24	1,633
Cephalon Inc. (b) (c)	26	1,722
Cerner Corp. (b) (c)	26	1,165
Charles River Laboratories International Inc. (b) (c)	26	1,681
Community Health Systems Inc. (c)	37	1,217
Covance Inc. (c)	24	2,104
DENTSPLY International Inc.	58	2,140
Edwards Lifesciences Corp. (b) (c)	22	1,343
Endo Pharmaceuticals Holdings Inc. (c)	48	1,162
Gen-Probe Inc. (c)	21	991
Health Management Associates Inc. (b) (c)	94	614

Health Net Inc. (c)	42	1,014
Henry Schein Inc. (b) (c)	35	1,782
Hill-Rom Holdings Inc (b)	23	633
Hologic Inc. (b) (c)	98	2,146
Invitrogen Corp. (b) (c)	35	1,386
Kindred Healthcare Inc. (b) (c)	11	327
Kinetic Concepts Inc. (b) (c)	20	816
LifePoint Hospitals Inc. (b) (c)	22	619
Lincare Holdings Inc. (b) (c)	28	800
Medics Pharmaceutical Corp. (b)	21	439
Omnicare Inc. (b)	47	1,221
Par Pharmaceutical Cos. Inc. (b) (c)	13	202
PDL BioPharma Inc. (b)	43	460
Perrigo Co. (b)	29	935
Pharmaceutical Product Development Inc.	41	1,737
Psychiatric Solutions Inc. (b) (c)	21	783
Resmed Inc. (b) (c)	30	1,073
Sepracor Inc. (b) (c)	43	854
STERIS Corp.	23	671
Techne Corp. (c)	15	1,167
Universal Health Services Inc. (b)	20	1,265
Valeant Pharmaceutical International (b) (c)	34	582
Varian Inc. (b) (c)	12	600
VCA Antech Inc. (b) (c)	33	910
Vertex Pharmaceuticals Inc. (b) (c)	54	1,815
WellCare Health Plans Inc. (c)	16	577
		41,600
INDUSTRIALS - 17.1%
AGCO Corp. (b) (c)	35	1,851
AirTran Holdings Inc. (b) (c)	45	92
Alaska Air Group Inc. (b) (c)	15	237
Alexander & Baldwin Inc.	16	722
Alliant Techsystems Inc. (b) (c)	13	1,288
Ametek Inc.	41	1,950
Avis Budget Group Inc. (c)	40	333
BE Aerospace Inc. (c)	36	838
Brink’s Co.	18	1,200
Carlisle Cos. Inc. (b)	23	666
ChoicePoint Inc. (c)	26	1,268
Con-Way Inc. (b)	17	820
Copart Inc. (c)	27	1,139
Corporate Executive Board Co.	14	576
Corrections Corp. of America (c)	48	1,326
Crane Co.	20	766
Deluxe Corp.	19	341
Donaldson Co. Inc. (b)	27	1,214
DRS Technologies Inc.	16	1,257
Dun & Bradstreet Corp.	22	1,897
Dycom Industries Inc. (b) (c)	16	228
Fastenal Co. (b)	48	2,083

Federal Signal Corp. (b)	19	226
Flowserve Corp.	22	3,017
GATX Corp. (b)	19	822
Graco Inc. (b)	23	888
Granite Construction Inc. (b)	14	426
Harsco Corp.	33	1,772
Herman Miller Inc. (b)	22	548
HNI Corp. (b)	18	312
Hubbell Inc. - Class B	22	859
IDEX Corp.	31	1,139
JB Hunt Transport Services Inc. (b)	33	1,100
JetBlue Airways Corp. (b) (c)	67	251
Joy Global Inc.	42	3,151
Kansas City Southern (b) (c)	30	1,309
KBR Inc.	65	2,283
Kelly Services Inc. - Class A (b)	9	180
Kennametal Inc.	30	970
Korn/Ferry International (b) (c)	17	271
Lincoln Electric Holdings Inc.	16	1,282
Manpower Inc.	31	1,789
Mine Safety Appliances Co. (b)	11	450
MPS Group Inc. (c)	37	392
MSC Industrial Direct Co. - Class A (b)	18	803
Navigant Consulting Inc. (b) (c)	18	355
Nordson Corp. (b)	13	925
Oshkosh Truck Corp. (b)	28	581
Pentair Inc. (b)	38	1,327
Quanta Services Inc. (c)	66	2,194
Republic Services Inc. - Class A	61	1,807
Rollins Inc. (b)	15	229
Roper Industries Inc. (b)	34	2,243
Shaw Group Inc. (c)	32	1,947
SPX Corp.	21	2,705
Stericycle Inc. (c)	33	1,725
Teleflex Inc.	15	829
Thomas & Betts Corp. (c)	20	742
Timken Co.	37	1,218
Trinity Industries Inc. (b)	31	1,079
United Rentals Inc. (b) (c)	30	579
URS Corp. (c)	32	1,352
Wabtec Corp.	19	913
Werner Enterprises Inc. (b)	17	310
YRC Worldwide Inc. (b) (c)	21	314
		69,706
INFORMATION TECHNOLOGY - 14.6%
3Com Corp. (b) (c)	149	316
ACI Worldwide Inc. (b) (c)	13	229
Activision Inc. (c)	113	3,854
Acxiom Corp.	27	315
ADC Telecommunications Inc. (b) (c)	44	653

ADTRAN Inc. (b)	22	534
Advent Software Inc. (b) (c)	7	252
Alliance Data Systems Corp. (c)	31	1,726
Amphenol Corp. - Class A	68	3,059
Arrow Electronics Inc. (c)	47	1,458
Atmel Corp. (c)	169	587
Avnet Inc. (c)	58	1,582
Avocent Corp. (b) (c)	19	345
Broadridge Financial Solutions Inc.	54	1,138
Cadence Design Systems Inc. (c)	101	1,024
CommScope Inc. (b) (c)	26	1,370
Cree Inc. (b) (c)	34	772
Cypress Semiconductor Corp. (b) (c)	58	1,444
Diebold Inc.	25	895
Digital River Inc. (b) (c)	16	600
DST Systems Inc. (b) (c)	18	1,004
F5 Networks Inc. (c)	33	924
Fair Isaac Corp. (b)	19	401
Fairchild Semiconductor International Inc. (c)	48	562
FLIR Systems Inc. (b) (c)	52	2,126
Foundry Networks Inc. (b) (c)	57	679
Gartner Inc. - Class A (b) (c)	26	533
Global Payments Inc.	31	1,429
Harris Corp.	53	2,654
Imation Corp. (b)	12	285
Ingram Micro Inc. - Class A (c)	57	1,019
Integrated Device Technology Inc. (c)	69	683
International Rectifier Corp. (b) (c)	27	525
Intersil Corp.	48	1,176
Jack Henry & Associates Inc. (b)	29	631
Kemet Corp. (b) (c)	34	111
Lam Research Corp. (b) (c)	48	1,735
Macrovision Solutions Corp. (c)	32	477
McAfee Inc. (c)	62	2,106
Mentor Graphics Corp. (b) (c)	33	527
Metavante Technologies Inc. (c)	35	782
National Instruments Corp.	22	627
NCR Corp. (c)	65	1,637
NeuStar Inc. - Class A (b) (c)	29	626
Palm Inc. (b)	42	225
Parametric Technology Corp. (b) (c)	44	740
Plantronics Inc. (b)	18	405
Polycom Inc. (b) (c)	34	820
RF Micro Devices Inc. (b) (c)	108	314
Semtech Corp. (b) (c)	24	335
Silicon Laboratories Inc. (c)	20	735
SRA International Inc. - Class A (c)	16	358
Sybase Inc. (c)	31	916
Synopsys Inc. (c)	55	1,309
Tech Data Corp. (c)	21	708

Trimble Navigation Ltd. (c)	46	1,659
TriQuint Semiconductor Inc. (c)	54	328
ValueClick Inc. (c)	38	569
Vishay Intertechnology Inc. (c)	71	633
Western Digital Corp. (b) (c)	85	2,951
Wind River Systems Inc. (c)	30	324
Zebra Technologies Corp. (b) (c)	25	823
		59,564
MATERIALS - 8.4%
Airgas Inc.	32	1,857
Albemarle Corp.	30	1,181
AptarGroup Inc.	26	1,107
Cabot Corp. (b)	25	606
Carpenter Technology Corp.	19	812
CF Industries Holdings Inc.	19	2,847
Chemtura Corp.	93	542
Cleveland-Cliffs Inc.	35	4,144
Commercial Metals Co.	45	1,696
Cytec Industries Inc.	16	866
Ferro Corp.	17	320
FMC Corp.	29	2,219
Louisiana-Pacific Corp. (b)	40	338
Lubrizol Corp.	26	1,204
Martin Marietta Materials Inc. (b)	16	1,648
Minerals Technologies Inc. (b)	7	470
Olin Corp. (b)	29	747
Packaging Corp. of America	35	755
Reliance Steel & Aluminum Co.	24	1,853
RPM International Inc.	47	969
Scotts Miracle-Gro Co. (b)	17	293
Sensient Technologies Corp. (b)	18	509
Sonoco Products Co.	38	1,167
Steel Dynamics Inc. (b)	72	2,816
Temple-Inland Inc. (b)	41	465
Terra Industries Inc. (b)	35	1,736
Valspar Corp. (b)	38	725
Worthington Industries Inc. (b)	25	518
		34,410
TELECOMMUNICATION SERVICES - 0.6%
Cincinnati Bell Inc. (b) (c)	96	381
Telephone & Data Systems Inc.	41	1,919
		2,300
UTILITIES - 8.3%
AGL Resources Inc.	29	1,010
Alliant Energy Corp.	43	1,485
Aqua America Inc. (b)	51	815
Aquila Inc. (c)	141	531
Black Hills Corp. (b)	14	455
DPL Inc. (b)	43	1,134
Energen Corp.	28	2,156

Energy East Corp.	61	1,510
Equitable Resources Inc.	50	3,447
Great Plains Energy Inc. (b)	33	823
Hawaiian Electric Industries Inc. (b)	32	800
IDACORP Inc. (b)	17	501
MDU Resources Group Inc.	70	2,451
National Fuel Gas Co.	32	1,915
Northeast Utilities	60	1,528
NSTAR (b)	41	1,394
OGE Energy Corp.	35	1,102
Oneok Inc.	40	1,958
PNM Resources Inc.	34	402
Puget Energy Inc. (b)	50	1,201
SCANA Corp.	45	1,664
Sierra Pacific Resources (b)	89	1,125
Vectren Corp.	29	912
Westar Energy Inc.	40	863
WGL Holdings Inc. (b)	19	659
Wisconsin Energy Corp.	45	2,037
		33,878
Total Common Stocks (cost $399,271)		404,871

SHORT TERM INVESTMENTS - 33.1%
Mutual Funds - 1.4%
JNL Money Market Fund, 2.37% (a) (h)	5,644	5,644

Securities Lending Collateral - 31.6%
Mellon GSL Delaware Business Trust Collateral
Fund, 2.70% (a) (h)	129,890	128,760

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 1.99%, 09/18/08 (o)	565	563

Total Short Term Investments (cost $136,097)		134,967

Total Investments - 132.3% (cost $535,368)		539,838
Other Assets and Liabilities, Net - (32.3%)		-131,821
Total Net Assets - 100%		$408,017

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 7.9%
Abercrombie & Fitch Co. - Class A	5	$284
Amazon.com Inc. (b) (c)	16	1,171
Apollo Group Inc. - Class A (c)	7	298
AutoNation Inc. (b) (c)	7	68
AutoZone Inc. (c)	2	268
Bed Bath & Beyond Inc. (b) (c)	14	386

Best Buy Co. Inc. (b)	18	723
Big Lots Inc. (b) (c)	5	144
Black & Decker Corp. (b)	3	173
Carnival Corp.	22	733
CBS Corp. - Class B (b)	35	684
Centex Corp. (b)	6	84
Clear Channel Communications Inc.	26	908
Coach Inc. (c)	18	515
Comcast Corp. - Class A	153	2,911
Darden Restaurants Inc.	8	242
Dillard’s Inc. - Class A (b)	3	29
DirecTV Group Inc. (b) (c)	37	960
DR Horton Inc. (b)	15	159
Eastman Kodak Co. (b)	15	221
EW Scripps Co. (b)	5	188
Expedia Inc. (b) (c)	10	184
Family Dollar Stores Inc. (b)	7	142
Ford Motor Co. (b) (c)	115	554
Fortune Brands Inc.	8	499
GameStop Corp. - Class A (c)	8	324
Gannett Co. Inc. (b)	12	254
Gap Inc.	23	380
General Motors Corp. (b)	29	332
Genuine Parts Co.	9	352
Goodyear Tire & Rubber Co. (b) (c)	12	218
H&R Block Inc.	17	372
Harley-Davidson Inc. (b)	13	464
Harman International Industries Inc.	3	123
Hasbro Inc. (b)	8	269
Home Depot Inc.	87	2,043
InterActiveCorp (c)	9	171
International Game Technology	16	405
Interpublic Group of Cos. Inc. (b) (c)	25	215
J.C. Penney Co. Inc.	11	405
Johnson Controls Inc.	31	882
Jones Apparel Group Inc. (b)	5	68
KB Home (b)	4	66
Kohl’s Corp. (c)	16	639
Leggett & Platt Inc. (b)	10	164
Lennar Corp. (b)	6	78
Limited Brands Inc.	16	266
Liz Claiborne Inc. (b)	5	71
Lowe’s Cos. Inc.	76	1,570
Macy’s Inc. (b)	22	437
Marriott International Inc. - Class A	16	428
Mattel Inc.	18	307
McDonald’s Corp.	59	3,311
McGraw-Hill Cos. Inc.	17	682
Meredith Corp. (b)	2	64
New York Times Co. - Class A (b)	8	120

Newell Rubbermaid Inc.	14	243
News Corp. Inc. - Class A	119	1,789
Nike Inc. - Class B (b)	20	1,165
Nordstrom Inc. (b)	9	278
Office Depot Inc. (c)	14	149
Omnicom Group Inc.	17	746
Polo Ralph Lauren Corp. (b)	3	187
Pulte Homes Inc. (b)	10	93
RadioShack Corp. (b)	7	88
Sears Holdings Corp. (b) (c)	4	263
Sherwin-Williams Co. (b)	5	236
Snap-On Inc.	3	168
Stanley Works	4	178
Staples Inc.	35	842
Starbucks Corp. (c)	37	576
Starwood Hotels & Resorts Worldwide Inc. (b)	10	415
Target Corp.	41	1,884
Tiffany & Co. (b)	7	285
Time Warner Inc.	185	2,736
TJX Cos. Inc.	23	712
VF Corp.	5	332
Viacom Inc. - Class B (c)	33	996
Walt Disney Co.	99	3,074
Washington Post Co.	-	173
Wendy’s International Inc.	5	134
Whirlpool Corp. (b)	4	259
Wyndham Worldwide Corp.	8	147
Yum! Brands Inc.	25	884
		47,040
CONSUMER STAPLES - 10.4%
Altria Group Inc.	109	2,241
Anheuser-Busch Cos. Inc.	37	2,269
Archer-Daniels-Midland Co. (b)	33	1,103
Avon Products Inc.	22	797
Brown-Forman Corp. - Class B (b)	4	313
Campbell Soup Co.	12	387
Clorox Co.	7	373
Coca-Cola Co.	103	5,367
Coca-Cola Enterprises Inc. (b)	15	254
Colgate-Palmolive Co.	26	1,822
ConAgra Foods Inc. (b)	25	478
Constellation Brands Inc. - Class A (b) (c)	10	192
Costco Wholesale Corp.	22	1,578
CVS Caremark Corp.	74	2,928
Dean Foods Co. (b) (c)	8	159
Estee Lauder Cos. Inc. (b)	6	278
General Mills Inc.	17	1,060
Hershey Co. (b)	9	297
HJ Heinz Co.	16	772
Kellogg Co.	13	645

Kimberly-Clark Corp.	22	1,300
Kraft Foods Inc. - Class A	79	2,255
Kroger Co.	35	1,011
Lorillard Inc. (c)	9	618
McCormick & Co. Inc.	7	244
Molson Coors Brewing Co. (b)	7	389
Pepsi Bottling Group Inc.	7	187
PepsiCo Inc.	82	5,226
Philip Morris International Inc.	109	5,380
Procter & Gamble Co.	158	9,629
Reynolds American Inc.	9	409
Safeway Inc.	23	652
Sara Lee Corp.	37	454
SUPERVALU Inc.	11	339
SYSCO Corp.	31	855
Tyson Foods Inc.	13	195
UST Inc. (b)	8	454
Walgreen Co.	51	1,667
Wal-Mart Stores Inc.	121	6,785
Whole Foods Market Inc. (b)	7	161
WM Wrigley Jr. Co.	11	872
		62,395
ENERGY - 15.7%
Anadarko Petroleum Corp.	24	1,812
Apache Corp.	17	2,393
Baker Hughes Inc.	16	1,405
BJ Services Co.	16	496
Cabot Oil & Gas Corp. - Class A	5	343
Cameron International Corp. (c)	11	616
Chesapeake Energy Corp. (b)	25	1,642
Chevron Corp.	107	10,633
ConocoPhillips	80	7,553
Consol Energy Inc.	9	1,062
Devon Energy Corp.	23	2,760
El Paso Corp. (b)	36	779
ENSCO International Inc. (b)	7	585
EOG Resources Inc.	13	1,677
Exxon Mobil Corp.	274	24,139
Halliburton Co. (b)	46	2,415
Hess Corp.	14	1,821
Marathon Oil Corp.	37	1,902
Massey Energy Co.	4	391
Murphy Oil Corp.	10	964
Nabors Industries Ltd. (b) (c)	15	724
National Oilwell Varco Inc. (c)	21	1,896
Noble Corp.	14	904
Noble Energy Inc.	9	895
Occidental Petroleum Corp.	43	3,820
Peabody Energy Corp.	14	1,236
Range Resources Corp.	8	519

Rowan Cos. Inc. (b)	5	249
Schlumberger Ltd.	62	6,647
Smith International Inc.	10	865
Southwestern Energy Co. (b) (c)	18	844
Spectra Energy Corp.	32	927
Sunoco Inc.	6	243
Tesoro Corp. (b)	7	132
Transocean Inc. (b) (c)	16	2,503
Valero Energy Corp.	27	1,128
Weatherford International Ltd. (c)	35	1,741
Williams Cos. Inc.	31	1,232
XTO Energy Inc.	26	1,809
		93,702

FINANCIALS - 13.7%
ACE Ltd.	17	924
AFLAC Inc.	25	1,542
Allstate Corp.	29	1,322
American Capital Strategies Ltd. (b) (c)	10	244
American Express Co.	60	2,251
American International Group Inc.	139	3,682
Ameriprise Financial Inc.	12	476
Aon Corp.	15	707
Apartment Investment & Management Co. (b)	5	157
Assurant Inc.	5	305
AvalonBay Communities Inc. (b)	4	356
Bank of America Corp.	231	5,503
Bank of New York Mellon Corp. (a)	59	2,232
BB&T Corp. (b)	28	645
Boston Properties Inc.	6	559
Capital One Financial Corp. (b)	19	737
CB Richard Ellis Group Inc. - Class A (b) (c)	11	211
Charles Schwab Corp.	49	999
Chubb Corp.	19	933
Cincinnati Financial Corp.	8	205
CIT Group Inc. (b)	15	104
Citigroup Inc.	282	4,723
CME Group Inc.	3	1,068
Comerica Inc.	8	197
Countrywide Financial Corp. (b)	28	118
Developers Diversified Realty Corp. (b)	6	202
Discover Financial Services	25	330
E*Trade Financial Corp. (b) (c)	20	63
Equity Residential	14	536
Fannie Mae	55	1,070
Federated Investors Inc. - Class B	4	138
Fifth Third Bancorp	27	277
First Horizon National Corp. (b)	10	76
Franklin Resources Inc.	8	745
Freddie Mac (b)	32	533

General Growth Properties Inc. (b)	13	471
Genworth Financial Inc. - Class A	22	392
Goldman Sachs Group Inc.	20	3,571
Hartford Financial Services Group Inc.	16	1,050
HCP Inc. (b)	12	388
Host Hotels & Resorts Inc.	26	355
Hudson City Bancorp Inc.	28	463
Huntington Bancshares Inc. (b)	17	100
IntercontinentalExchange Inc. (c)	4	415
Janus Capital Group Inc. (b)	8	214
JPMorgan Chase & Co.	179	6,134
KeyCorp (b)	25	270
Kimco Realty Corp. (b)	13	453
Legg Mason Inc. (b)	7	306
Lehman Brothers Holdings Inc. (b)	36	710
Leucadia National Corp. (b)	9	413
Lincoln National Corp.	14	626
Loews Corp. (b)	19	888
M&T Bank Corp. (b)	4	266
Marsh & McLennan Cos. Inc.	27	717
Marshall & Ilsley Corp. (b)	13	194
MBIA Inc. (b)	11	46
Merrill Lynch & Co. Inc.	51	1,614
MetLife Inc. (b)	37	1,935
MGIC Investment Corp. (b)	7	42
Moody’s Corp. (b)	11	369
Morgan Stanley	57	2,060
National City Corp. (b)	40	193
Northern Trust Corp.	10	682
NYSE Euronext (b)	13	683
Plum Creek Timber Co. Inc. (b)	9	390
PNC Financial Services Group Inc. (b)	18	1,008
Principal Financial Group Inc. (b)	13	558
Progressive Corp.	36	683
Prologis	13	727
Prudential Financial Inc. (b)	23	1,371
Public Storage Inc.	6	522
Regions Financial Corp. (b)	35	379
Safeco Corp.	5	355
Simon Property Group Inc. (b)	12	1,038
SLM Corp. (c)	25	475
Sovereign Bancorp Inc. (b)	25	188
State Street Corp.	22	1,401
SunTrust Banks Inc. (b)	18	658
T. Rowe Price Group Inc.	14	772
Torchmark Corp. (b)	4	262
Travelers Cos. Inc.	32	1,393
U.S. Bancorp	89	2,494
Unum Group (b)	18	370
Vornado Realty Trust	7	602

Wachovia Corp. (b)	110	1,709
Washington Mutual Inc. (b)	55	272
Wells Fargo & Co.	170	4,046
XL Capital Ltd. - Class A	9	187
Zions Bancorp (b)	6	179
		82,229
HEALTH CARE - 11.5%
Abbott Laboratories	80	4,231
Aetna Inc.	26	1,042
Allergan Inc.	16	825
AmerisourceBergen Corp.	8	340
Amgen Inc. (b) (c)	56	2,652
Applera Corp. - Applied Biosystems Group (c)	8	272
Barr Pharmaceuticals Inc. (c)	6	261
Baxter International Inc.	33	2,098
Becton Dickinson & Co.	13	1,027
Biogen Idec Inc. (c)	15	862
Boston Scientific Corp. (c)	68	839
Bristol-Myers Squibb Co.	102	2,101
Cardinal Health Inc.	18	953
Celgene Corp. (c)	23	1,438
Cigna Corp.	14	502
Coventry Health Care Inc. (c)	8	247
Covidien Ltd.	26	1,236
CR Bard Inc.	5	473
Eli Lilly & Co.	51	2,361
Express Scripts Inc. (c)	13	821
Forest Laboratories Inc. (c)	16	551
Genzyme Corp. (c)	14	975
Gilead Sciences Inc. (c)	48	2,543
Hospira Inc. (c)	8	335
Humana Inc. (c)	9	352
IMS Health Inc.	9	209
Intuitive Surgical Inc. (c)	2	540
Johnson & Johnson	146	9,413
King Pharmaceuticals Inc. (b) (c)	13	140
Laboratory Corp. of America Holdings (b) (c)	6	393
McKesson Corp.	15	818
Medco Health Solutions Inc. (c)	27	1,262
Medtronic Inc.	58	3,004
Merck & Co. Inc.	112	4,217
Millipore Corp. (b) (c)	3	196
Mylan Inc. (b) (c)	17	201
Patterson Cos. Inc. (b) (c)	6	191
PerkinElmer Inc. (b)	6	155
Pfizer Inc.	349	6,102
Quest Diagnostics Inc.	8	395
Schering-Plough Corp.	84	1,651
St. Jude Medical Inc. (c)	17	712
Stryker Corp.	12	777

Tenet Healthcare Corp. (b) (c)	26	142
Thermo Fisher Scientific Inc. (c)	21	1,194
UnitedHealth Group Inc.	64	1,693
Varian Medical Systems Inc. (c)	6	318
Waters Corp. (c)	5	315
Watson Pharmaceuticals Inc. (c)	5	126
WellPoint Inc. (c)	27	1,308
Wyeth	69	3,317
Zimmer Holdings Inc. (c)	12	820
		68,946
INDUSTRIALS - 10.7%
3M Co.	37	2,546
Allied Waste Industries Inc. (c)	16	205
Avery Dennison Corp. (b)	5	224
Boeing Co.	39	2,559
Burlington Northern Santa Fe Corp.	15	1,529
Caterpillar Inc.	32	2,381
CH Robinson Worldwide Inc.	9	494
Cintas Corp.	7	197
Cooper Industries Ltd. - Class A	9	363
CSX Corp.	21	1,310
Cummins Inc.	10	682
Danaher Corp. (b)	13	994
Deere & Co.	23	1,627
Dover Corp.	10	471
Eaton Corp.	9	722
Emerson Electric Co.	41	2,013
Equifax Inc.	6	213
Expeditors International Washington Inc.	11	476
FedEx Corp. (b)	16	1,262
Fluor Corp.	5	854
General Dynamics Corp.	21	1,752
General Electric Co.	516	13,764
Goodrich Corp.	7	309
Honeywell International Inc.	38	1,935
Illinois Tool Works Inc.	21	974
Ingersoll-Rand Co. Ltd. - Class A	16	616
ITT Corp.	9	587
Jacobs Engineering Group Inc. (c)	6	508
L-3 Communications Holdings Inc.	6	585
Lockheed Martin Corp.	18	1,749
Manitowoc Co. Inc.	7	223
Masco Corp. (b)	19	302
Monster Worldwide Inc. (c)	6	126
Norfolk Southern Corp.	19	1,204
Northrop Grumman Corp.	17	1,170
Paccar Inc.	19	795
Pall Corp.	6	257
Parker Hannifin Corp.	9	607
Pitney Bowes Inc.	10	355

Precision Castparts Corp.	7	677
Raytheon Co.	22	1,242
Robert Half International Inc.	8	185
Rockwell Automation Inc.	7	321
Rockwell Collins Inc.	8	401
RR Donnelley & Sons Co.	10	311
Ryder System Inc. (b)	3	212
Southwest Airlines Co. (b)	38	499
Terex Corp. (c)	5	272
Textron Inc.	12	597
Tyco International Ltd.	25	1,005
Union Pacific Corp.	27	2,012
United Parcel Service Inc. - Class B (b)	53	3,286
United Technologies Corp.	51	3,130
Waste Management Inc.	26	965
WW Grainger Inc.	3	267
		64,322
INFORMATION TECHNOLOGY - 15.9%
Adobe Systems Inc. (c)	28	1,121
Advanced Micro Devices Inc. (b) (c)	29	171
Affiliated Computer Services Inc. - Class A (c)	5	291
Agilent Technologies Inc. (c)	19	678
Akamai Technologies Inc. (b) (c)	8	294
Altera Corp.	17	358
Analog Devices Inc.	15	472
Apple Inc. (c)	46	7,644
Applied Materials Inc.	70	1,337
Autodesk Inc. (c)	12	391
Automatic Data Processing Inc.	26	1,109
BMC Software Inc. (c)	10	378
Broadcom Corp. - Class A (c)	24	662
CA Inc.	20	468
Ciena Corp. (b) (c)	5	110
Cisco Systems Inc. (c)	306	7,128
Citrix Systems Inc. (c)	10	297
Cognizant Technology Solutions Corp. (b) (c)	14	468
Computer Sciences Corp. (c)	9	407
Compuware Corp. (c)	14	137
Convergys Corp. (c)	7	103
Corning Inc.	81	1,877
Dell Inc. (c)	105	2,291
eBay Inc. (c)	58	1,577
Electronic Arts Inc. (c)	16	730
Electronic Data Systems Corp.	26	651
EMC Corp. (c)	109	1,596
Fidelity National Information Services Inc.	9	329
Fiserv Inc. (c)	9	394
Google Inc. - Class A (c)	12	6,334
Hewlett-Packard Co.	127	5,630
Intel Corp.	297	6,384

International Business Machines Corp.	72	8,475
Intuit Inc. (c)	16	451
Jabil Circuit Inc.	10	163
JDS Uniphase Corp. (b) (c)	12	138
Juniper Networks Inc. (c)	27	602
KLA-Tencor Corp.	9	381
Lexmark International Inc. (c)	5	170
Linear Technology Corp. (b)	11	354
LSI Logic Corp. (c)	34	210
MEMC Electronic Materials Inc. (c)	12	717
Microchip Technology Inc. (b)	10	320
Micron Technology Inc. (b) (c)	37	224
Microsoft Corp.	415	11,412
Molex Inc. (b)	8	195
Motorola Inc.	117	857
National Semiconductor Corp.	11	232
NetApp Inc. (b) (c)	18	394
Novell Inc. (c)	20	116
Novellus Systems Inc. (b) (c)	6	122
Nvidia Corp. (c)	28	524
Oracle Corp. (c)	204	4,292
Paychex Inc.	17	528
QLogic Corp. (b) (c)	6	91
QUALCOMM Inc.	83	3,697
SanDisk Corp. (b) (c)	11	209
Sun Microsystems Inc. (b) (c)	41	445
Symantec Corp. (c)	44	848
Tellabs Inc. (c)	23	107
Teradata Corp. (c)	10	220
Teradyne Inc. (c)	9	96
Texas Instruments Inc. (b)	68	1,911
Total System Services Inc.	10	224
Tyco Electronics Ltd.	25	904
Unisys Corp. (b) (c)	18	69
VeriSign Inc. (b) (c)	11	408
Western Union Co.	39	960
Xerox Corp.	48	648
Xilinx Inc. (b)	15	376
Yahoo! Inc. (c)	71	1,467
		95,374
MATERIALS - 3.7%
Air Products & Chemicals Inc.	11	1,098
AK Steel Holding Corp.	5	337
Alcoa Inc.	42	1,502
Allegheny Technologies Inc. (b)	5	297
Ashland Inc.	3	160
Ball Corp.	5	237
Bemis Co. Inc.	4	100
Dow Chemical Co.	49	1,696
Eastman Chemical Co. (b)	4	270

Ecolab Inc.	9	382
EI Du Pont de Nemours & Co.	47	1,995
Freeport-McMoRan Copper & Gold Inc. (b)	20	2,319
Hercules Inc.	6	98
International Flavors & Fragrances Inc.	4	166
International Paper Co.	22	517
MeadWestvaco Corp.	10	236
Monsanto Co.	28	3,581
Newmont Mining Corp. (b)	23	1,224
Nucor Corp.	16	1,210
Pactiv Corp. (c)	6	129
PPG Industries Inc.	8	469
Praxair Inc.	16	1,518
Rohm & Haas Co. (b)	6	283
Sealed Air Corp. (b)	8	162
Sigma-Aldrich Corp.	7	360
Titanium Metals Corp. (b)	4	60
United States Steel Corp.	6	1,127
Vulcan Materials Co. (b)	6	336
Weyerhaeuser Co.	11	552
		22,421
TELECOMMUNICATION SERVICES - 3.2%
American Tower Corp. (c)	21	886
AT&T Inc.	308	10,380
CenturyTel Inc.	5	194
Citizens Communications Co. (b)	15	175
Embarq Corp. (b)	8	358
Qwest Communications International Inc. (b)	77	303
Sprint Nextel Corp.	147	1,401
Verizon Communications Inc.	148	5,250
Windstream Corp.	26	316
		19,263
UTILITIES - 3.8%
AES Corp. (c)	35	667
Allegheny Energy Inc.	9	436
Ameren Corp. (b)	11	449
American Electric Power Co. Inc.	20	819
CenterPoint Energy Inc.	17	278
CMS Energy Corp. (b)	10	155
Consolidated Edison Inc. (b)	14	552
Constellation Energy Group Inc.	9	736
Dominion Resources Inc. (b)	30	1,413
DTE Energy Co.	8	344
Duke Energy Corp.	65	1,136
Dynegy Inc. (b) (c)	24	202
Edison International Inc.	17	867
Entergy Corp.	10	1,186
Exelon Corp.	34	3,074
FirstEnergy Corp.	16	1,299
FPL Group Inc.	21	1,381
Integrys Energy Group Inc. (b)	4	186
Nicor Inc. (b)	2	106
NiSource Inc. (b)	14	255
Pepco Holdings Inc.	11	272
PG&E Corp.	18	732
Pinnacle West Capital Corp. (b)	6	170
PPL Corp.	19	1,011
Progress Energy Inc.	14	565
Public Service Enterprise Group Inc.	26	1,209
Questar Corp.	9	637
Sempra Energy	13	740
Southern Co.	40	1,382
TECO Energy Inc. (b)	12	253
Xcel Energy Inc.	22	438
		22,950

Total Common Stocks (cost $547,893)		578,642

SHORT TERM INVESTMENTS - 15.3%
Mutual Funds - 3.5%
JNL Money Market Fund, 2.37% (a) (h)	20,931	20,931

Securities Lending Collateral - 11.5%
Mellon GSL Delaware Business Trust Collateral
Fund, 2.70% (a) (h)	69,614	69,008

U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 1.99%, 09/18/08 (o)	1,480	1,474

Total Short Term Investments (cost $92,019)		91,413

Total Investments - 111.8% (cost $639,911)		670,055
Other Assets and Liabilities, Net - (11.8%)		-70,876
Total Net Assets - 100%		$599,179

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 12.0%
1-800-Flowers.com Inc. (c)	8	$50
99 Cents Only Stores (b) (c)	14	92
Aaron Rents Inc. (b)	13	301
Aeropostale Inc. (b) (c)	20	620
AFC Enterprises Inc. (c)	8	67
AH Belo Corp. - Class A	6	35
Ambassadors Group Inc. (b)	6	85
American Apparel Inc. (c)	10	67
American Axle & Manufacturing Holdings Inc. (b)	14	109
American Greetings Corp. (b)	15	183
American Public Education Inc. (c)	3	123
America’s Car-Mart Inc. (c)	3	54
Amerigon Inc. (b) (c)	6	44
Ameristar Casinos Inc. (b)	8	104
Arbitron Inc.	8	385
Aristotle Corp. (c)	-	3
ArvinMeritor Inc. (b)	22	274
Asbury Automotive Group Inc. (b)	9	117
ATC Technology Corp. (c)	6	147
Audiovox Corp. (c)	5	51
Bally Technologies Inc. (b) (c)	16	546
Bassett Furniture Industries Inc.	1	8
Beasley Broadcast Group Inc. - Class A	1	4
Beazer Homes USA Inc. (b)	10	56
Bebe Stores Inc. (b)	11	105
Belo Corp.	27	194
Big 5 Sporting Goods Corp. (b)	6	43
BJ’s Restaurants Inc. (b) (c)	5	50
Blockbuster Inc. - Class A (b) (c)	55	138
Blue Nile Inc. (b) (c)	4	164
Bluegreen Corp. (c)	6	39
Blyth Inc. (b)	7	81
Bob Evans Farms Inc. (b)	9	264
Borders Group Inc. (b)	18	108
Brookfield Homes Corp. (b)	3	37
Brown Shoe Co. Inc. (b)	13	171
Brunswick Corp.	26	276
Buckle Inc. (b)	4	206
Buffalo Wild Wings Inc. (b) (c)	5	131
Build-A-Bear Workshop Inc. (c)	4	29
Cabela’s Inc. - Class A (b) (c)	11	122
Cache Inc. (c)	3	33
California Pizza Kitchen Inc. (b) (c)	8	87
Callaway Golf Co. (b)	20	233
Capella Education Co. (c)	4	248
Carter’s Inc. (b) (c)	17	230
Casual Male Retail Group Inc. (b) (c)	10	31
Cato Corp. - Class A	8	114
Cavco Industries Inc. (c)	2	63

CBRL Group Inc. (b)	6	157
CEC Entertainment Inc. (b) (c)	7	191
Champion Enterprises Inc. (b) (c)	22	128
Charlotte Russe Holding Inc. (c)	7	116
Charming Shoppes Inc. (b) (c)	34	155
Charter Communications Inc. - Class A (b) (c)	118	124
Cheesecake Factory Inc. (c)	20	317
Cherokee Inc. (b)	2	44
Chico’s FAS Inc. (c)	52	282
Childrens Place Retail Stores Inc. (b) (c)	7	246
Christopher & Banks Corp. (b)	10	65
Churchill Downs Inc.	3	93
Cinemark Holdings Inc.	9	116
Circuit City Stores Inc.	50	145
Citadel Broadcasting Corp. (b) (c)	53	65
Citi Trends Inc. (b) (c)	4	88
CKE Restaurants Inc. (b)	15	191
CKX Inc. (b) (c)	15	132
Coinstar Inc. (b) (c)	8	272
Coldwater Creek Inc. (c)	17	89
Collective Brands Inc. (c)	19	221
Columbia Sportswear Co. (b)	4	135
Conn’s Inc. (b) (c)	3	50
Cooper Tire & Rubber Co. (b)	17	131
Core-Mark Holding Co. Inc. (c)	3	73
Corinthian Colleges Inc. (b) (c)	25	294
Cox Radio Inc. - Class A (b) (c)	9	104
Crocs Inc. (c)	25	198
Crown Media Holdings Inc. (b) (c)	5	25
CSK Auto Corp. (b) (c)	13	137
CSS Industries Inc. (b)	2	55
Cumulus Media Inc. - Class A (c)	12	47
Dana Holding Corp. (c)	29	158
Deckers Outdoor Corp. (b) (c)	4	535
Denny’s Corp. (c)	28	80
Dillard’s Inc. - Class A	17	196
DineEquity Inc. (b)	5	193
Dolan Media Co. (c)	6	114
Domino’s Pizza Inc. (b) (c)	12	133
Dorman Products Inc. (c)	3	26
Dover Downs Gaming & Entertainment Inc. (b)	7	42
Dover Motorsports Inc.	5	23
Dress Barn Inc. (b) (c)	13	171
Drew Industries Inc. (c)	6	93
Drugstore.com Inc. (c)	25	47
DSW Inc. (b) (c)	5	55
Einstein Noah Restaurant Group Inc. (c)	1	14
Empire Resorts Inc. (b) (c)	1	4
Entercom Communications Corp. (b)	9	63
Entravision Communications Corp. (b) (c)	18	71

Ethan Allen Interiors Inc. (b)	7	173
Exide Technologies (b) (c)	22	375
FGX International Holdings Ltd. (c)	3	27
Finish Line - Class A (c)	13	110
Fisher Communications Inc. (b) (c)	2	69
Fleetwood Enterprises Inc. (b) (c)	20	52
Fossil Inc. (c)	13	389
Fred’s Inc.	12	133
FTD Group Inc. (b)	6	80
Fuel Systems Solutions Inc. (c)	4	138
Fuqi International Inc. (c)	3	25
Furniture Brands International Inc. (b)	14	185
Gaiam Inc. (b) (c)	5	65
GateHouse Media Inc. (b)	7	17
Gaylord Entertainment Co. (b) (c)	12	291
Genesco Inc. (b) (c)	7	213
G-III Apparel Group Ltd. (c)	4	46
Global Sources Ltd. (c)	5	75
Global Traffic Network Inc. (c)	4	31
Gray Television Inc. (b)	13	36
Great Wolf Resorts Inc. (b) (c)	11	50
Group 1 Automotive Inc. (b)	7	137
Gymboree Corp. (b) (c)	8	339
Harte-Hanks Inc.	11	125
Haverty Furniture Cos. Inc.	5	54
Hayes Lemmerz International Inc. (c)	30	85
Helen of Troy Ltd. (c)	9	142
hhgregg Inc. (b) (c)	3	32
Hibbett Sports Inc. (b) (c)	8	176
Hooker Furniture Corp. (b)	3	47
HOT Topic Inc. (b) (c)	13	70
Hovnanian Enterprises Inc. - Class A (b) (c)	14	76
Iconix Brand Group Inc. (b) (c)	17	202
Idearc Inc.	44	103
Interactive Data Corp.	11	273
iRobot Corp. (b) (c)	5	73
Isle of Capri Casinos Inc. (b) (c)	4	19
J Crew Group Inc. (b) (c)	12	411
Jack in the Box Inc. (c)	17	392
Jackson Hewitt Tax Service Inc. (b)	8	103
Jakks Pacific Inc. (b) (c)	8	178
Jo-Ann Stores Inc. (b) (c)	8	174
JoS. A. Bank Clothiers Inc. (b) (c)	5	145
Journal Communications Inc. - Class A	13	60
K12 Inc. (c)	2	36
Kenneth Cole Productions Inc. (b)	2	29
Knology Inc. (c)	8	93
Krispy Kreme Doughnuts Inc. (c)	18	90
K-Swiss Inc. - Class A (b)	8	113
Landry’s Restaurants Inc. (b)	4	78

La-Z-Boy Inc. (b)	15	117
Leapfrog Enterprises Inc. (c)	10	86
Lear Corp. (b) (c)	21	305
Learning Tree International Inc. (c)	3	45
Lee Enterprises Inc. (b)	13	50
Libbey Inc.	4	30
Life Time Fitness Inc. (b) (c)	10	302
Lin TV Corp. (c)	8	46
Lincoln Educational Services Corp. (c)	3	30
Live Nation Inc. (b) (c)	23	238
Lodgian Inc. (b) (c)	5	43
Luby’s Inc. (c)	6	39
Lululemon Athletica Inc. (b) (c)	5	151
Lumber Liquidators Inc. (c)	3	36
M/I Homes Inc. (b)	4	66
Maidenform Brands Inc. (c)	7	92
Marcus Corp. (b)	6	93
Marine Products Corp. (b)	5	35
MarineMax Inc. (b) (c)	4	32
Martha Stewart Living Omnimedia Inc. (b) (c)	8	56
Marvel Entertainment Inc. (b) (c)	15	468
Matthews International Corp. - Class A (b)	9	420
McClatchy Co. - Class A	17	115
Media General Inc. (b)	7	81
Mediacom Communications Corp. (b) (c)	14	77
Men’s Wearhouse Inc.	15	249
Meritage Homes Corp. (b) (c)	9	138
Midas Inc. (b) (c)	4	55
Modine Manufacturing Co.	9	117
Monarch Casino & Resort Inc. (c)	3	36
Monro Muffler Inc. (b)	5	82
Morgans Hotel Group Co. (b) (c)	8	83
Movado Group Inc.	6	110
National CineMedia Inc.	13	133
National Presto Industries Inc.	1	81
Nautilus Inc. (b)	9	44
NetFlix Inc. (b) (c)	13	333
New York & Co. Inc. (b) (c)	6	55
NutriSystem Inc.	9	128
O’Charley’s Inc. (b)	6	62
Orbitz Worldwide Inc. (b) (c)	11	55
Orleans Homebuilders Inc. (b)	1	3
Outdoor Channel Holdings Inc. (c)	5	33
Overstock.com Inc. (b) (c)	5	135
Oxford Industries Inc. (b)	4	81
Pacific Sunwear of California Inc. (b) (c)	21	180
Palm Harbor Homes Inc. (b) (c)	2	12
Papa John’s International Inc. (c)	7	173
PC Mall Inc. (c)	3	45
Peets Coffee & Tea Inc. (b) (c)	4	81

PEP Boys-Manny Moe & Jack	13	109
Perry Ellis International Inc. (b) (c)	3	65
PetMed Express Inc. (b) (c)	7	86
PF Chang’s China Bistro Inc. (b) (c)	7	154
Pier 1 Imports Inc. (b) (c)	26	91
Pinnacle Entertainment Inc. (b) (c)	17	178
Playboy Enterprises Inc. - Class B (c)	7	34
Polaris Industries Inc. (b)	10	392
Pomeroy IT Solutions Inc. (c)	1	4
Pool Corp.	14	253
Pre-Paid Legal Services Inc. (c)	3	104
PRIMEDIA Inc. (b)	12	57
Princeton Review Inc. (c)	4	27
Quantum Fuel Systems Technologies Worldwide Inc. (c)	21	64
Quicksilver Inc. (b) (c)	37	368
R.H. Donnelley Corp. (c)	20	61
Raser Technologies Inc. (b) (c)	13	127
RC2 Corp. (c)	5	92
RCN Corp. (b) (c)	11	116
Reading International Inc. - Class A (c)	2	15
Red Robin Gourmet Burgers Inc. (b) (c)	5	139
Regis Corp.	13	337
Rent-A-Center Inc. (b) (c)	20	408
Retail Ventures Inc. (c)	7	33
Rex Stores Corp. (c)	3	31
Rick’s Cabaret International Inc. (c)	2	30
Riviera Holdings Corp. (c)	3	28
Ruby Tuesday Inc. (b)	15	83
Russ Berrie & Co. Inc. (c)	4	34
Ruth’s Hospitality Group Inc. (b) (c)	4	23
Ryland Group Inc.	13	275
Saga Communications Inc. (c)	1	7
Sally Beauty Holdings Inc. (b) (c)	28	181
Sauer-Danfoss Inc.	3	99
Scholastic Corp. (c)	9	250
Sealy Corp. (b)	13	76
Shiloh Industries Inc.	1	7
Shoe Carnival Inc. (c)	3	31
Shuffle Master Inc. (b) (c)	10	52
Shutterfly Inc. (b) (c)	6	71
Sinclair Broadcast Group Inc. - Class A (b)	16	118
Six Flags Inc. (b) (c)	19	22
Skechers U.S.A. Inc. - Class A (c)	10	188
Skyline Corp.	2	50
Smith & Wesson Holding Corp. (b) (c)	11	58
Sonic Automotive Inc. (b)	8	105
Sonic Corp. (b) (c)	18	264
Sotheby’s Holdings - Class A (b)	20	525
Spartan Motors Inc. (b)	9	67
Speedway Motorsports Inc.	4	79

Stage Stores Inc.	12	135
Stamps.com Inc. (c)	4	55
Standard-Pacific Corp.	22	73
Steak n Shake Co. (c)	8	48
Stein Mart Inc. (b)	11	49
Steiner Leisure Ltd. (c)	5	137
Steinway Musical Instruments Inc. (b) (c)	2	59
Steven Madden Ltd. (c)	6	108
Stewart Enterprises Inc. - Class A (b)	25	182
Stoneridge Inc. (c)	4	70
Strattec Security Corp.	1	24
Superior Industries International Inc.	7	116
Syms Corp.	2	27
Systemax Inc. (b)	3	52
Talbots Inc. (b)	7	84
Tempur-Pedic International Inc. (b)	22	173
Tenneco Inc. (b) (c)	14	188
Texas Roadhouse Inc. - Class A (b) (c)	16	140
thinkorswim Group Inc. (b) (c)	15	109
Timberland Co. - Class A (b) (c)	14	232
Town Sports International Holdings Inc. (c)	5	49
Tractor Supply Co. (c)	10	288
Triarc Cos. Inc. - Class B (b)	19	117
True Religion Apparel Inc. (b) (c)	5	135
Tuesday Morning Corp. (b) (c)	8	32
Tupperware Brands Corp. (b)	18	626
Tween Brands Inc. (c)	7	114
Ulta Salon Cosmetics & Fragr (b) (c)	6	64
Under Armour Inc. - Class A (b) (c)	10	247
Unifi Inc. (c)	13	34
UniFirst Corp.	4	191
Universal Electronics Inc. (b) (c)	4	88
Universal Technical Institute Inc. (b) (c)	7	82
Vail Resorts Inc. (b) (c)	9	399
Valassis Communications Inc. (b) (c)	14	179
Value Line Inc.	-	7
Visteon Corp. (c)	37	98
Volcom Inc. (b) (c)	5	126
Warnaco Group Inc. (c)	14	597
Westwood One Inc. (b) (c)	19	24
Wet Seal Inc. (b) (c)	27	131
Weyco Group Inc. (b)	2	57
Winnebago Industries Inc. (b)	9	88
WMS Industries Inc. (c)	13	384
Wolverine World Wide Inc. (b)	15	390
Wonder Auto Technology Inc. (c)	4	32
World Wrestling Entertainment Inc. (b)	6	100
WPT Enterprises Inc. (c)	1	1
Zale Corp. (b) (c)	13	239
Zumiez Inc. (b) (c)	6	97

		38,363
CONSUMER STAPLES - 3.1%
AgFeed Industries Inc.	6	88
Alico Inc. (b)	1	37
Alliance One International Inc. (c)	29	147
American Dairy Inc. (b) (c)	2	13
American Oriental Bioengineering Inc. (b) (c)	18	181
Andersons Inc.	5	213
Arden Group Inc. - Class A (b)	-	43
B&G Foods Inc.	6	56
Boston Beer Co. Inc. - Class A (b) (c)	3	119
Calavo Growers Inc.	3	38
Cal-Maine Foods Inc. (b)	4	122
Casey’s General Stores Inc.	15	346
Central Garden & Pet Co. - Class A (c)	23	96
Chattem Inc. (b) (c)	5	332
China Sky One Medical Inc. (c)	2	25
Chiquita Brands International Inc. (b) (c)	13	195
Coca-Cola Bottling Co. Consolidated (b)	2	64
Darling International Inc. (c)	24	400
Diamond Foods Inc.	5	110
Elizabeth Arden Inc. (c)	7	102
Farmer Brothers Co. (b)	2	45
Flowers Foods Inc. (b)	23	647
Fresh Del Monte Produce Inc. (c)	12	289
Great Atlantic & Pacific Tea Co. (c)	10	235
Green Mountain Coffee Roasters Inc. (b) (c)	5	192
Griffin Land & Nurseries Inc.	1	30
Hain Celestial Group Inc. (b) (c)	12	280
HQ Sustainable Maritime Industries Inc. (c)	2	26
Imperial Sugar Co. (b)	3	48
Ingles Markets Inc. - Class A	4	82
Inter Parfums Inc.	4	63
J&J Snack Foods Corp. (b)	4	114
Lancaster Colony Corp. (b)	6	184
Lance Inc. (b)	8	159
Lifeway Foods Inc. (c)	1	17
Longs Drug Stores Corp.	9	391
Mannatech Inc. (b)	4	24
Nash Finch Co. (b)	4	129
National Beverage Corp. (b)	2	16
Nu Skin Enterprises Inc.	15	220
Nutraceutical International Corp. (c)	1	14
Omega Protein Corp. (c)	5	82
Pantry Inc. (b) (c)	6	67
Pilgrim’s Pride Corp. - Class B (b)	13	174
Prestige Brands Holdings Inc. (c)	10	110
PriceSmart Inc. (b)	4	85
Ralcorp Holdings Inc. (c)	8	376
Reddy Ice Holdings Inc. (b)	6	77

Ruddick Corp.	12	425
Sanderson Farms Inc. (b)	6	204
Schiff Nutrition International Inc.	3	16
Smart Balance Inc. (c)	19	134
Spartan Stores Inc. (b)	7	150
Spectrum Brands Inc. (b) (c)	11	28
Star Scientific Inc. (c)	20	24
Susser Holdings Corp. (c)	2	22
Synutra International Inc. (b) (c)	3	95
Tootsie Roll Industries Inc. (b)	10	248
TreeHouse Foods Inc. (c)	9	225
United Natural Foods Inc. (b) (c)	13	248
Universal Corp. (b)	8	363
USANA Health Sciences Inc. (b) (c)	2	60
Vector Group Ltd. (b)	9	151
Village Super Market Inc. (b)	1	30
WD-40 Co.	5	139
Weis Markets Inc.	4	122
Winn-Dixie Stores Inc. (b) (c)	16	253
Zhongpin Inc. (c)	5	69
		9,909
ENERGY - 9.0%
Abraxas Petroleum Corp. (c)	12	68
Allis-Chalmers Energy Inc. (b) (c)	8	148
Alon USA Energy Inc. (b)	4	43
American Oil & Gas Inc. (c)	11	43
APCO Argentina Inc.	2	50
Approach Resources Inc. (c)	3	74
Arena Resources Inc. (c)	10	547
Arlington Tankers Ltd. (b)	4	88
Atlas America Inc.	10	462
ATP Oil & Gas Corp. (b) (c)	8	321
Aventine Renewable Energy Holdings Inc. (b) (c)	8	33
Basic Energy Services Inc. (b) (c)	12	383
Berry Petroleum Co. - Class A	13	743
Bill Barrett Corp. (b) (c)	11	642
BMB Munai Inc. (c)	11	66
Bois d’Arc Energy Inc. (c)	6	140
Bolt Technology Corp. (c)	3	58
BPZ Energy Inc. (b) (c)	18	543
Brigham Exploration Co. (c)	14	218
Bristow Group Inc. (b) (c)	6	293
Bronco Drilling Co. Inc. (c)	8	140
Cal Dive International Inc. (c)	13	188
Callon Petroleum Corp. (c)	6	171
Cano Petroleum Inc. (c)	12	91
CARBO Ceramics Inc. (b)	6	356
Carrizo Oil & Gas Inc. (c)	8	549
Cheniere Energy Inc. (c)	14	63
Clayton Williams Energy Inc. (b) (c)	2	180

Clean Energy Fuels Corp. (b) (c)	6	70
Complete Production Services Inc. (b) (c)	14	515
Comstock Resources Inc. (c)	13	1,139
Concho Resources Inc. (c)	15	547
Contango Oil & Gas Co. (c)	4	363
Crosstex Energy Inc. (b)	12	410
CVR Energy Inc. (c)	7	132
Dawson Geophysical Co. (b) (c)	2	137
Delek US Holdings Inc.	4	36
Delta Petroleum Corp. (b) (c)	18	471
Double Eagle Petroleum Co (c)	2	44
Double Hull Tankers Inc. (b) (c)	11	112
Dril-Quip Inc. (b) (c)	9	575
Endeavour International Corp. (c)	34	73
Energy Partners Ltd. (c)	9	142
Energy XXI Bermuda Ltd. (c)	21	144
ENGlobal Corp. (b) (c)	8	110
Evergreen Energy Inc. (b) (c)	25	44
EXCO Resources Inc. (b) (c)	22	812
FX Energy Inc. (c)	12	63
Gasco Energy Inc. (c)	28	116
General Maritime Corp. (b)	9	221
GeoGlobal Resources Inc. (b) (c)	8	18
Geokinetics Inc. (c)	2	35
GeoMet Inc. (c)	5	52
GeoResources Inc. (c)	2	30
GMX Resources Inc. (b) (c)	4	323
Golar LNG Ltd.	11	163
Goodrich Petroleum Corp. (b) (c)	6	492
Gran Tierra Energy Inc. (c)	28	226
GreenHunter Energy Inc. (c)	1	17
Grey Wolf Inc. (b) (c)	52	471
Gulf Island Fabrication Inc.	4	177
Gulfmark Offshore Inc. (b) (c)	6	375
Gulfport Energy Corp. (b) (c)	8	128
Harvest Natural Resources Inc. (b) (c)	10	116
Hornbeck Offshore Services Inc. (b) (c)	7	386
Houston American Energy Corp. (c)	4	50
International Coal Group Inc. (b) (c)	38	490
ION Geophysical Corp. (c)	25	439
James River Coal Co. (c)	8	442
Knightsbridge Tankers Ltd.	5	155
Lufkin Industries Inc.	4	366
Matrix Service Co. (c)	8	178
McMoRan Exploration Co. (b) (c)	15	408
Meridian Resource Corp. (c)	29	84
Mitcham Industries Inc. (c)	3	50
NATCO Group Inc. (c)	6	320
National Coal Corp. (c)	8	68
Natural Gas Services Group Inc. (c)	4	110

Newpark Resources Inc. (b) (c)	27	210
Northern Oil and Gas Inc. (c)	6	77
Oilsands Quest Inc. (b) (c)	48	314
OYO Geospace Corp. (b) (c)	1	66
Pacific Ethanol Inc. (b) (c)	9	17
Panhandle Oil and Gas Inc.	2	74
Parallel Petroleum Corp. (b) (c)	12	248
Parker Drilling Co. (b) (c)	33	333
Penn Virginia Corp. (b)	12	928
Petroleum Development Corp. (c)	4	294
PetroQuest Energy Inc. (b) (c)	13	342
PHI Inc. (b) (c)	4	162
Pioneer Drilling Co. (b) (c)	15	279
PrimeEnergy Corp. (c)	-	15
Quest Resource Corp. (c)	6	68
RAM Energy Resources Inc. (c)	11	68
Rentech Inc. (c)	46	88
Rex Energy Corp. (c)	5	127
Rosetta Resources Inc. (b) (c)	15	431
RPC Inc. (b)	9	146
Ship Finance International Ltd.	12	366
Stone Energy Corp. (c)	8	554
Sulphco Inc. (b) (c)	14	33
Superior Well Services Inc. (b) (c)	5	156
Swift Energy Co. (b) (c)	9	595
T-3 Energy Services Inc. (c)	4	290
Teekay Tankers Ltd.	4	84
Toreador Resources Corp. (b) (c)	5	43
Trico Marine Services Inc. (b) (c)	4	137
Tri-Valley Corp. (b) (c)	7	50
TXCO Resources Inc. (c)	10	123
Union Drilling Inc. (c)	4	86
Uranium Resources Inc. (b) (c)	15	54
USEC Inc. (b) (c)	33	201
VAALCO Energy Inc. (b) (c)	18	149
Venoco Inc. (c)	6	135
VeraSun Energy Corp. (b) (c)	29	121
Warren Resources Inc. (b) (c)	17	254
Western Refining Inc.	9	105
Westmoreland Coal Co. (c)	3	60
W-H Energy Services Inc. (c)	9	876
Willbros Group Inc. (c)	11	501
World Fuel Services Corp. (b)	9	188
		28,594
FINANCIALS - 18.0%
1st Source Corp.	4	68
Abington Bancorp Inc.	7	62
Acadia Realty Trust (b)	10	222
Advance America Cash Advance Centers Inc. (b)	18	91
Advanta Corp. - Class B (b)	11	71

Agree Realty Corp. (b)	2	51
Alexander’s Inc. (b) (c)	1	185
AMBAC Financial Group Inc.	85	114
AMCORE Financial Inc. (b)	6	37
American Campus Communities Inc. (b)	12	330
American Capital Agency Corp.	3	49
American Equity Investment Life Holding Co. (b)	16	127
American Physicians Capital Inc.	3	126
American Safety Insurance Holdings Ltd. (c)	3	45
Ameris Bancorp (b)	3	30
Amerisafe Inc. (c)	5	86
Ames National Corp.	2	32
Ampal American Israel (c)	6	26
AmTrust Financial Services Inc. (b)	7	92
Anchor BanCorp Wisconsin Inc. (b)	5	35
Anthracite Capital Inc. (b)	19	132
Anworth Mortgage Asset Corp.	25	160
Apollo Investment Corp. (b)	42	602
Arbor Realty Trust Inc. (b)	4	37
Ares Capital Corp. (b)	29	291
Argo Group International Holdings Ltd. (c)	9	302
Arrow Financial Corp.	3	49
Ashford Hospitality Trust Inc. (b)	35	162
Aspen Insurance Holdings Ltd.	25	601
Asset Acceptance Capital Corp. (b)	5	57
Associated Estates Realty Corp. (b)	4	47
Assured Guaranty Ltd. (b)	22	404
Avatar Holdings Inc. (b) (c)	2	47
Baldwin & Lyons Inc. - Class B	2	37
BancFirst Corp. (b)	2	100
Banco Latinoamericano de Exportaciones SA	8	124
BancTrust Financial Group Inc.	5	34
Bank Mutual Corp. (b)	14	143
Bank of the Ozarks Inc.	3	51
BankFinancial Corp. (b)	6	81
Banner Corp.	5	41
Beneficial Mutual Bancorp Inc. (b) (c)	10	110
Berkshire Hills Bancorp Inc. (b)	3	76
Beverly Hills Bancorp Inc.	2	3
BGC Partners Inc. (b) (c)	5	39
BioMed Realty Trust Inc. (b)	21	519
BlackRock Kelso Capital Corp.	4	37
Boston Private Financial Holdings Inc. (b)	11	65
Broadpoint Securities Group Inc. (c)	7	14
Brookline Bancorp Inc. (b)	17	165
Brooklyn Federal BanCorp Inc.	1	12
Bryn Mawr Bank Corp.	2	36
Calamos Asset Management Inc. (b)	6	104
Camden National Corp.	2	53
Capital City Bank Group Inc. (b)	3	71

Capital Southwest Corp.	1	94
Capital Trust Inc. - Class A (b)	5	95
Capitol Bancorp Ltd. (b)	4	36
CapLease Inc. (b)	12	92
Capstead Mortgage Corp.	16	173
Cardinal Financial Corp.	7	45
Cardtronics Inc. (c)	3	29
Care Investment Trust Inc.	4	37
Cascade Bancorp (b)	6	46
Cash America International Inc.	9	269
CastlePoint Holdings Ltd.	9	86
Cathay General Bancorp (b)	15	160
Cedar Shopping Centers Inc. (b)	13	150
CenterState Banks of Florida Inc.	3	30
Central Pacific Financial Corp.	9	91
CFS Bancorp Inc. (b)	1	16
Chemical Financial Corp. (b)	7	140
Chimera Investment Corp.	9	84
Citizens & Northern Corp.	3	44
Citizens Banking Corp. (b)	20	56
Citizens Inc. (b) (c)	11	68
City Bank (b)	4	33
City Holdings Co.	5	199
Clifton Savings Bancorp Inc. (b)	5	46
CNA Surety Corp. (c)	5	63
CoBiz Financial Inc. (b)	6	37
Cogdell Spencer Inc.	3	51
Cohen & Steers Inc. (b)	5	126
Colonial BancGroup Inc.	60	265
Colonial Properties Trust	14	282
Colony Bankcorp Inc. (b)	1	10
Columbia Banking System Inc. (b)	5	104
Community Bank System Inc. (b)	9	183
Community Trust Bancorp Inc. (b)	4	110
Compass Diversified Holdings	7	81
CompuCredit Corp. (b) (c)	5	32
Consolidated-Tomoka Land Co. (b)	2	64
Corporate Office Properties Trust SBI MD	12	397
Corus Bankshares Inc. (b)	10	41
Cousins Properties Inc. (b)	14	315
Crawford & Co. - Class B (b) (c)	7	55
Credit Acceptance Corp. (b) (c)	1	37
CVB Financial Corp. (b)	19	178
Danvers BanCorp Inc. (c)	5	58
Darwin Professional Underwriters Inc. (c)	2	74
DCT Industrial Trust Inc.	51	423
Delphi Financial Group Inc. (b)	12	284
Diamond Hill Investment Group Inc. (c)	1	51
DiamondRock Hospitality Co. (b)	28	307
Dime Community Bancshares Inc.	7	113

Dollar Financial Corp. (b) (c)	7	105
Donegal Group Inc. (b)	4	64
Doral Financial Corp. (c)	2	22
Downey Financial Corp. (b)	5	15
DuPont Fabros Technology Inc.	10	182
East West Bancorp Inc.	19	133
EastGroup Properties Inc.	7	313
Education Realty Trust Inc.	8	96
eHealth Inc. (c)	7	127
EMC Insurance Group Inc. (b)	2	39
Employer Holdings Inc.	15	304
Encore Bancshares Inc. (c)	2	30
Encore Capital Group Inc. (c)	5	40
Enstar Group Ltd. (b) (c)	2	171
Enterprise Financial Services Corp. (b)	3	55
Entertainment Properties Trust	9	446
Epoch Holding Corp.	2	20
Equity Lifestyle Properties Inc.	6	266
Equity One Inc. (b)	10	203
ESSA BanCorp Inc.	5	63
EuroBancshares Inc. (c)	2	7
Evercore Partners Inc. - Class A	2	23
Extra Space Storage Inc. (b)	23	358
EZCORP Inc. - Class A (b) (c)	11	146
Farmers Capital Bancorp	2	33
FBL Financial Group Inc. - Class A	5	91
FBR Capital Markets Corp. (b) (c)	11	58
FCStone Group Inc. (c)	7	184
Federal Agricultural Mortgage Corp. - Class C (b)	3	75
FelCor Lodging Trust Inc. (b)	19	196
Fifth Third Bancorp	-	3
Financial Federal Corp. (b)	8	166
Financial Institutions Inc.	3	52
First Acceptance Corp. (b) (c)	5	15
First Bancorp / NC (b)	4	54
First Bancorp / Puerto Rico	26	166
First BanCorp Inc.	3	35
First Busey Corp. (b)	7	98
First Cash Financial Services Inc. (b) (c)	7	110
First Commonwealth Financial Corp. (b)	22	203
First Community Bancshares Inc. (b)	3	92
First Financial Bancorp	11	103
First Financial Bankshares Inc. (b)	6	283
First Financial Corp. (b)	3	103
First Financial Holdings Inc.	3	52
First Financial Northwest Inc.	7	68
First Industrial Realty Trust Inc. (b)	13	362
First Marblehead Corp.	21	53
First Merchants Corp.	5	96
First Mercury Financial Corp. (c)	4	76

First Midwest Bancorp Inc.	14	269
First Niagara Financial Group Inc. (b)	32	415
First Place Financial Corp.	5	51
First Potomac Realty Trust (b)	7	111
First South Bancorp Inc. (b)	2	26
FirstFed Financial Corp. (b) (c)	4	29
FirstMerit Corp. (b)	24	388
Flagstar Bancorp Inc. (b)	12	35
Flagstone Reinsurance Holdings Ltd.	9	101
Flushing Financial Corp.	6	121
FNB Corp. (b)	26	301
Forestar Real Estate Group Inc. (c)	11	202
Fox Chase BanCorp Inc. (c)	2	19
FPIC Insurance Group Inc. (c)	3	119
Franklin Street Properties Corp. (b)	18	222
Friedman Billings Ramsey Group Inc. - Class A	44	66
Frontier Financial Corp. (b)	14	119
FX Real Estate and Entertainment Inc. (c)	2	4
GAMCO Investors Inc. (b)	2	112
German American Bancorp	2	18
Getty Realty Corp.	5	67
GFI Group Inc. (b)	20	177
Glacier Bancorp Inc. (b)	16	257
Gladstone Capital Corp. (b)	6	92
Gladstone Investment Corp.	7	42
Glimcher Realty Trust (b)	11	119
Gramercy Capital Corp. (b)	12	144
Green Bankshares Inc.	3	48
Greenhill & Co. Inc. (b)	5	278
Greenlight Capital Re Ltd. (c)	8	191
Grubb & Ellis Co.	12	46
Guaranty BanCorp (c)	14	52
Guaranty Financial Group Inc. (c)	11	59
Hallmark Financial Services Inc. (c)	2	18
Hancock Holding Co. (b)	8	301
Hanmi Financial Corp. (b)	11	58
Harleysville Group Inc.	4	136
Harleysville National Corp. (b)	9	104
Harris & Harris Group Inc. (c)	7	42
Hatteras Financial Corp.	3	79
Healthcare Realty Trust Inc. (b)	15	359
Heartland Financial USA Inc. (b)	4	71
Hercules Technology Growth Capital Inc. (b)	10	87
Heritage Commerce Corp.	4	40
Hersha Hospitality Trust	12	93
Highwoods Properties Inc. (b)	17	533
Hilb Rogal & Hobbs Co.	11	466
Hilltop Holdings Inc. (c)	13	131
Home Bancshares Inc. (b)	4	82
Home Federal BanCorp Inc.	2	19

Home Properties Inc. (b)	9	449
Horace Mann Educators Corp.	12	169
IberiaBank Corp. (b)	4	167
Independence Holding Co. (b)	1	14
Independent Bank Corp.	5	115
Independent Bank Corp. (b)	-	-
IndyMac Bancorp Inc.	30	19
Infinity Property & Casualty Corp.	5	200
Inland Real Estate Corp. (b)	17	246
Integra Bank Corp. (b)	5	41
Interactive Brokers Group Inc. (c)	12	383
International Assets Holding Corp. (c)	1	38
International Bancshares Corp. (b)	15	324
Investors Bancorp Inc. (b) (c)	14	181
Investors Real Estate Trust (b)	16	155
IPC Holdings Ltd.	16	437
JER Investors Trust Inc. (b)	9	55
Kansas City Life Insurance Co.	1	57
Kayne Anderson Energy Development Co. (b)	3	64
KBW Inc. (b) (c)	8	160
Kearny Financial Corp.	7	74
Kite Realty Group Trust	6	69
Knight Capital Group Inc. (b) (c)	28	503
Kohlberg Capital Corp. (b)	5	51
LaBranche & Co. Inc. (c)	15	103
Ladenburg Thalmann Financial Services Inc. (c)	28	42
Lakeland Bancorp Inc.	6	71
Lakeland Financial Corp. (b)	4	69
LandAmerica Financial Group Inc. (b)	5	102
LaSalle Hotel Properties (b)	12	300
Lexington Realty Trust (b)	17	236
Life Partners Holdings Inc.	2	35
LTC Properties Inc. (b)	7	174
Macatawa Bank Corp. (b)	-	-
Maguire Properties Inc. (b)	11	138
Maiden Holdings Ltd.	15	94
MainSource Financial Group Inc. (b)	6	89
MarketAxess Holdings Inc. (c)	9	66
MASSBANK Corp.	1	45
Maui Land & Pineapple Co. Inc. (b) (c)	1	36
Max Capital Group Ltd.	17	358
MB Financial Inc. (b)	10	232
MCG Capital Corp. (b)	21	83
Meadowbrook Insurance Group Inc. (b)	11	58
Medallion Financial Corp.	4	42
Medical Properties Trust Inc. (b)	20	200
Meridian Interstate BanCorp Inc. (c)	3	30
Meruelo Maddux Properties Inc. (c)	21	45
MFA Mortgage Investments Inc.	45	294
Mid-America Apartment Communities Inc. (b)	8	398

Midwest Banc Holdings Inc. (b)	6	28
Mission West Properties Inc. (b)	6	60
Monmouth Real Estate Investment Corp.	6	38
Montpelier Re Holdings Ltd.	28	413
MVC Capital Inc. (b)	7	94
Nara Bancorp Inc.	6	66
NASB Financial Inc. (b)	2	34
National Bankshares Inc.	1	16
National Financial Partners Corp. (b)	12	233
National Health Investors Inc.	7	189
National Interstate Corp. (b)	2	28
National Penn Bancshares Inc. (b)	24	314
National Retail Properties Inc. (b)	22	453
National Western Life Insurance Co.	1	147
Navigators Group Inc. (c)	4	212
NBT Bancorp Inc. (b)	9	189
Nelnet Inc. - Class A	5	56
NewAlliance Bancshares Inc. (b)	32	403
Newcastle Investment Corp. (b)	15	107
NewStar Financial Inc. (c)	7	42
NGP Capital Resources Co. (b)	6	99
Northfield Bancorp Inc. (b) (c)	6	60
NorthStar Realty Finance Corp. (b)	18	153
Northwest Bancorp Inc. (b)	5	113
NYMAGIC Inc. (b)	2	34
OceanFirst Financial Corp.	3	47
Ocwen Financial Corp. (b) (c)	10	45
Odyssey Re Holdings Corp.	8	269
Old National Bancorp (b)	20	281
Old Second Bancorp Inc. (b)	4	43
Omega Healthcare Investors Inc. (b)	20	340
One Liberty Properties Inc.	2	39
optionsXpress Holdings Inc. (b)	13	281
Oriental Financial Group	7	103
Origen Financial Inc.	3	4
Oritani Financial Corp. (c)	4	62
Pacific Capital Bancorp (b)	13	183
Pacific Continental Corp.	3	35
PacWest BanCorp (b)	7	103
Park National Corp. (b)	3	179
Parkvale Financial Corp.	1	13
Parkway Properties Inc. (b)	5	153
Patriot Capital Funding Inc.	5	32
Peapack Gladstone Financial Corp.	2	54
PennantPark Investment Corp.	6	40
Pennsylvania Commerce Bancorp Inc. (c)	2	37
Pennsylvania Real Estate Investment Trust (b)	10	242
Penson Worldwide Inc. (b) (c)	5	60
Peoples Bancorp Inc.	3	57
PHH Corp. (c)	16	247

Phoenix Cos. Inc. (b)	34	259
Pico Holdings Inc. (b) (c)	5	206
Pinnacle Financial Partners Inc. (b) (c)	6	128
Piper Jaffray Cos. (c)	6	163
Platinum Underwriters Holdings Ltd.	16	533
PMA Capital Corp. (b) (c)	9	87
PMI Group Inc.	24	47
Portfolio Recovery Associates Inc. (b) (c)	4	163
Post Properties Inc.	13	386
Potlatch Corp. (b)	12	524
PremierWest Bancorp	6	34
Presidential Life Corp.	6	99
Primus Guaranty Ltd. (b) (c)	12	34
PrivateBancorp Inc. (b)	5	163
ProAssurance Corp. (b) (c)	10	459
ProCentury Corp.	4	63
Prospect Capital Corp. (b)	8	103
Prosperity Bancshares Inc. (b)	11	307
Provident Bankshares Corp. (b)	9	59
Provident Financial Holdings Inc. (b)	1	9
Provident Financial Services Inc. (b)	18	249
Provident New York Bancorp (b)	11	127
PS Business Parks Inc.	5	246
Pzena Investment Management	2	23
Quanta Capital Holdings Ltd.	21	55
Radian Group Inc.	24	35
RAIT Investment Trust (b)	18	137
Ramco-Gershenson Properties Trust	5	106
Realty Income Corp. (b)	30	681
Redwood Trust Inc. (b)	10	219
Renasant Corp. (b)	6	85
Republic Bancorp Inc. - Class A (b)	3	75
Resource America Inc. - Class A (b)	4	33
Resource Capital Corp. (b)	5	38
RiskMetrics Group Inc. (b) (c)	6	126
RLI Corp. (b)	6	274
Rockville Financial Inc.	3	33
Roma Financial Corp. (b)	3	45
Royal Bancshares of Pennsylvania - Class A (b)	-	-
S&T Bancorp Inc. (b)	8	221
Safety Insurance Group Inc. (b)	5	172
Sanders Morris Harris Group Inc. (b)	6	40
Sandy Spring Bancorp Inc. (b)	5	81
Santander Bancorp	1	9
Saul Centers Inc. (b)	3	134
SCBT Financial Corp. (b)	3	81
SeaBright Insurance Holdings Inc. (c)	6	91
Seacoast Banking Corp. (b)	4	29
Selective Insurance Group (b)	15	290
Senior Housing Properties Trust (b)	28	548

Shore Bancshares Inc.	3	47
Sierra Bancorp (b)	2	35
Signature Bank (c)	9	228
Simmons First National Corp. - Class A	4	108
Smithtown Bancorp Inc.	3	48
South Financial Group Inc. (b)	20	77
Southern Community Financial Corp.	2	14
Southside Bancshares Inc.	4	65
Southwest Bancorp Inc.	4	44
Sovran Self Storage Inc. (b)	7	270
State Auto Financial Corp. (b)	4	99
State Bancorp. Inc.	4	53
StellarOne Corp.	7	98
Sterling Bancorp - NYS (b)	5	66
Sterling Bancshares Inc.	22	198
Sterling Financial Corp. / WA	15	64
Stewart Information Services Corp.	5	98
Stifel Financial Corp. (c)	7	238
Strategic Hotels & Resorts Inc. (b)	22	207
Stratus Properties Inc. (c)	2	28
Suffolk Bancorp (b)	3	84
Summit Financial Group Inc. (b)	-	4
Sun Bancorp Inc. (c)	6	61
Sun Communities Inc.	5	83
Sunstone Hotel Investors Inc.	17	282
Susquehanna Bancshares Inc. (b)	26	350
SVB Financial Group (b) (c)	9	448
SWS Group Inc. (b)	7	120
SY Bancorp Inc. (b)	4	85
Tanger Factory Outlet Centers Inc. (b)	9	337
Tejon Ranch Co. (b) (c)	3	119
Texas Capital Bancshares Inc. (c)	7	114
Thomas Properties Group Inc.	7	67
Thomas Weisel Partners Group Inc. (b) (c)	8	46
Tompkins Financial Corp. (b)	2	73
Tower Group Inc.	6	127
TowneBank	6	93
TradeStation Group Inc. (b) (c)	10	97
Trico Bancshares	4	45
TrustCo Bank Corp. (b)	21	159
Trustmark Corp. (b)	15	260
U.S. Global Investors Inc.	3	55
UCBH Holdings Inc. (b)	33	74
UMB Financial Corp. (b)	9	474
Umpqua Holdings Corp. (b)	17	210
Union Bankshares Corp.	4	54
United America Indemnity Ltd. (c)	7	97
United Bankshares Inc. (b)	11	258
United Community Banks Inc. (b)	12	101
United Community Financial Corp. (b)	7	25

United Financial Bancorp Inc.	5	59
United Fire & Casualty Co. (b)	7	182
United Security Bancshares / AL	1	15
United Security Bancshares / CA (b)	2	37
Universal Health Realty Income Trust (b)	4	106
Univest Corp. (b)	4	72
Urstadt Biddle Properties Inc. - Class A (b)	6	84
U-Store-It Trust (b)	15	176
Validus Holdings Ltd.	19	402
ViewPoint Financial Group	3	48
Virginia Commerce Bancorp (b) (c)	-	-
W Holding Co. Inc.	30	27
Washington Real Estate Investment Trust (b)	15	437
Washington Trust Bancorp	3	69
Wauwatosa Holdings Inc. (b) (c)	3	38
WesBanco Inc. (b)	8	135
West Bancorp Inc.	5	45
West Coast Bancorp	4	39
WestAmerica Bancorp (b)	9	454
Western Alliance Bancorp (b) (c)	5	37
Westfield Financial Inc.	9	82
Westwood Holdings Group Inc.	2	65
Wilshire Bancorp Inc. (b)	5	47
Winthrop Realty Trust (b)	16	59
Wintrust Financial Corp. (b)	7	167
World Acceptance Corp. (b) (c)	5	166
WSFS Financial Corp.	2	79
Yadkin Valley Financial Corp.	3	42
Zenith National Insurance Corp.	11	386
		57,511
HEALTH CARE - 13.1%
Abaxis Inc. (b) (c)	6	156
Abiomed Inc. (b) (c)	9	161
Acadia Pharmaceuticals Inc. (b) (c)	8	31
Accelrys Inc. (c)	8	38
Accuray Inc. (b) (c)	10	74
Acorda Therapeutics Inc. (c)	10	314
Acura Pharmaceuticals Inc. (c)	2	19
Adolor Corp. (c)	14	75
Affymax Inc. (b) (c)	3	50
Affymetrix Inc. (b) (c)	21	212
Air Methods Corp. (b) (c)	3	80
Akorn Inc. (c)	17	56
Albany Molecular Research Inc. (c)	7	92
Alexion Pharmaceuticals Inc. (c)	11	824
Alexza Pharmaceuticals Inc. (c)	6	23
Align Technology Inc. (b) (c)	18	193
Alkermes Inc. (b) (c)	28	351
Alliance Imaging Inc. (c)	8	66
Allos Therapeutics Inc. (c)	16	109

Allscripts Healthcare Solutions Inc. (b) (c)	17	211
Almost Family Inc. (c)	2	50
Alnylam Pharmaceuticals Inc. (b) (c)	11	283
Alpharma Inc. - Class A (b) (c)	13	297
Alphatec Holdings Inc. (c)	7	30
AMAG Pharmaceuticals Inc. (c)	5	172
Amedisys Inc. (c)	8	394
America Service Group Inc. (c)	2	16
American Medical Systems Holdings Inc. (c)	22	324
AMERIGROUP Corp. (c)	16	331
Amicus Therapeutics Inc. (b) (c)	2	20
AMN Healthcare Services Inc. (c)	10	170
Amsurg Corp. (b) (c)	9	228
Analogic Corp.	4	251
AngioDynamics Inc. (c)	7	98
Applera Corp. - Celera Genomics Group (c)	24	270
Apria Healthcare Group Inc. (b) (c)	13	253
Ardea Biosciences Inc. (c)	3	41
Arena Pharmaceuticals Inc. (b) (c)	21	110
Ariad Pharmaceuticals Inc. (b) (c)	21	51
ArQule Inc. (c)	12	39
Array BioPharma Inc. (b) (c)	14	66
ArthroCare Corp. (b) (c)	8	317
Assisted Living Concepts Inc. (c)	17	92
Athenahealth Inc. (b) (c)	6	184
Atrion Corp.	-	43
Auxilium Pharmaceuticals Inc. (c)	12	407
Avant Immunotherapeutics Inc. (c)	4	65
Barrier Therapeutics Inc. (c)	3	10
Bentley Pharmaceuticals Inc. (c)	6	93
Biodel Inc. (b) (c)	3	42
BioForm Medical Inc. (c)	7	26
BioMimetic Therapeutics Inc. (b) (c)	4	47
Bio-Rad Laboratories Inc. - Class A (c)	6	451
Bio-Reference Labs Inc. (b) (c)	3	77
BMP Sunstone Corp. (b) (c)	7	42
Bruker BioSciences Corp. (c)	18	233
Cadence Pharmaceuticals Inc. (c)	6	37
Caliper Life Sciences Inc. (b) (c)	14	37
Cambrex Corp. (c)	8	45
Cantel Medical Corp. (c)	3	33
Capital Senior Living Corp. (b) (c)	7	51
Caraco Pharmaceutical Laboratories Ltd. (c)	3	37
Cardiac Science Corp. (c)	6	47
CardioNet Inc. (c)	1	36
Cell Genesys Inc. (b) (c)	26	66
Centene Corp. (c)	13	217
Cepheid Inc. (c)	17	471
Chemed Corp. (b)	7	258
Chindex International Inc. (c)	3	48

Clinical Data Inc. (c)	3	44
Columbia Laboratories Inc. (c)	14	46
Computer Programs & Systems Inc.	3	48
Conceptus Inc. (b) (c)	9	157
Conmed Corp. (c)	9	226
Corvel Corp. (b) (c)	2	74
Cougar Biotechnology Inc. (c)	4	106
Cross Country Healthcare Inc. (c)	9	131
CryoLife Inc. (c)	8	95
Cubist Pharmaceuticals Inc. (b) (c)	17	300
CV Therapeutics Inc. (c)	18	149
Cyberonics Inc. (b) (c)	7	151
Cynosure Inc. (c)	3	56
Cypress Bioscience Inc. (c)	11	79
Cytokinetics Inc. (c)	10	39
Cytori Therapeutics Inc. (c)	6	38
Datascope Corp.	4	184
Dendreon Corp. (b) (c)	28	123
Depomed Inc. (c)	14	46
DexCom Inc. (c)	8	47
Dionex Corp. (c)	5	355
Discovery Laboratories Inc. (b) (c)	29	48
Durect Corp. (b) (c)	22	80
Dyax Corp. (c)	17	51
Eclipsys Corp. (b) (c)	16	292
Emergency Medical Services Corp. (b) (c)	3	60
Emergent BioSolutions Inc. (c)	4	40
Emeritus Corp. (b) (c)	6	82
Ensign Group Inc.	2	28
Enzo Biochem Inc. (c)	9	99
Enzon Pharmaceuticals Inc. (b) (c)	13	95
eResearch Technology Inc. (b) (c)	13	219
ev3 Inc. (b) (c)	20	194
ExacTech Inc. (c)	2	54
Exelixis Inc. (c)	31	156
Five Star Quality Care Inc. (c)	9	45
Genomic Health Inc. (b) (c)	4	79
Genoptix Inc. (c)	2	78
Gentiva Health Services Inc. (b) (c)	8	152
Geron Corp. (b) (c)	23	80
Greatbatch Inc. (b) (c)	7	118
GTx Inc. (b) (c)	5	75
Haemonetics Corp. (c)	8	424
Halozyme Therapeutics Inc. (b) (c)	18	96
Hanger Orthopedic Group Inc. (c)	7	113
Hansen Medical Inc. (b) (c)	5	82
HealthExtras Inc. (b) (c)	10	291
HealthSouth Corp. (b) (c)	24	391
HealthSpring Inc. (c)	15	248
Healthways Inc. (c)	10	309

HMS Holdings Corp. (c)	7	160
Human Genome Sciences Inc. (b) (c)	40	210
ICU Medical Inc. (c)	4	85
Idenix Pharmaceuticals Inc. (b) (c)	8	58
Idera Pharmaceuticals Inc. (c)	6	89
Idevus Pharmaceuticals Inc. (b) (c)	23	36
I-Flow Corp. (b) (c)	6	58
Immucor Inc. (c)	21	534
Immunicon Corp. (c)	1	-
Immunogen Inc. (c)	13	39
Immunomedics Inc. (b) (c)	19	41
Incyte Corp. (b) (c)	23	172
Inspire Pharmaceuticals Inc. (c)	13	54
Insulet Corp. (c)	5	81
Integra LifeSciences Holdings Corp. (b) (c)	5	236
InterMune Inc. (b) (c)	9	123
Introgen Therapeutics Inc. (b) (c)	3	5
Invacare Corp. (b)	9	192
inVentiv Health Inc. (b) (c)	10	270
IPC The Hospitalist Co. Inc. (c)	2	30
IRIS International Inc. (c)	5	86
Isis Pharmaceuticals Inc. (b) (c)	27	366
Javelin Pharmaceuticals Inc. (c)	22	50
Jazz Pharmaceuticals Inc. (c)	2	15
Kendle International Inc. (c)	4	140
Kensey Nash Corp. (b) (c)	3	111
Kindred Healthcare Inc. (b) (c)	8	231
KV Pharmaceutical Co. - Class A (b) (c)	11	206
Landauer Inc. (b)	3	155
Lannett Co. Inc. (c)	1	3
Lexicon Genetics Inc. (c)	24	38
LHC Group Inc. (b) (c)	4	97
Life Sciences Research Inc. (c)	3	73
Ligand Pharmaceuticals Inc. - Class B (c)	25	65
Luminex Corp. (b) (c)	11	225
Magellan Health Services Inc. (c)	12	441
MannKind Corp. (b) (c)	15	46
MAP Pharmaceuticals Inc. (c)	2	24
Marshall Edwards Inc. (c)	6	15
Martek Biosciences Corp. (b) (c)	10	330
Masimo Corp. (c)	14	466
Maxygen Inc. (c)	6	19
Medarex Inc. (b) (c)	38	251
MedAssets Inc. (c)	4	77
MedCath Corp. (c)	4	80
Medical Action Industries Inc. (c)	4	40
Medicines Co. (c)	15	307
Medics Pharmaceutical Corp. (b)	17	346
Medivation Inc. (b) (c)	8	90
Mentor Corp. (b)	10	279

Meridian Bioscience Inc. (b)	12	319
Merit Medical Systems Inc. (c)	8	121
Metabolix Inc. (c)	6	55
Micrus Endovascular Corp. (c)	4	60
MiddleBrook Pharmaceuticals Inc. (c)	11	36
Molecular Insight Pharmaceuticals Inc. (c)	5	25
Molina Healthcare Inc. (b) (c)	4	105
Momenta Pharmaceuticals Inc. (c)	7	90
MWI Veterinary Supply Inc. (b) (c)	3	101
Myriad Genetics Inc. (b) (c)	13	600
Nabi Biopharmaceuticals (b) (c)	14	56
Nanosphere Inc. (c)	4	30
National Healthcare Corp. (b)	3	116
National Research Corp.	1	13
Natus Medical Inc. (b) (c)	8	168
Nektar Therapeutics (b) (c)	27	92
Neogen Corp.3 (c)	4	98
Neurocrine Biosciences Inc. (b) (c)	10	40
Nighthawk Radiology Holdings Inc. (b) (c)	7	53
Novavax Inc. (c)	16	39
Noven Pharmaceuticals Inc. (b) (c)	7	79
NPS Pharmaceuticals Inc. (c)	14	62
NuVasive Inc. (b) (c)	10	468
NxStage Medical Inc. (b) (c)	5	20
Obagi Medical Products Inc. (c)	5	45
Odyssey HealthCare Inc. (c)	9	92
Omnicell Inc. (b) (c)	9	123
OMRIX Biopharmaceuticals Inc. (c)	4	61
Onyx Pharmaceuticals Inc. (b) (c)	16	584
Opko Health Inc. (c)	14	22
Optimer Pharmaceuticals Inc. (c)	7	58
OraSure Technologies Inc. (c)	14	51
Orchid Cellmark Inc. (c)	4	11
Orexigen Therapeutics Inc. (c)	6	44
Orthofix International NV (c)	5	147
Orthologic Corp. (c)	6	6
Orthovita Inc. (b) (c)	20	40
OSI Pharmaceuticals Inc. (c)	17	698
Osiris Therapeutics Inc. (b) (c)	4	57
Owens & Minor Inc. (b)	12	554
Pain Therapeutics Inc. (b) (c)	10	77
Palomar Medical Technologies Inc. (c)	6	56
Par Pharmaceutical Cos. Inc. (b) (c)	10	167
Parexel International Corp. (c)	17	438
PDL BioPharma Inc.	35	377
PharmaNet Development Group Inc. (c)	6	91
Pharmasset Inc. (c)	5	88
PharMerica Corp. (c)	9	200
Phase Forward Inc. (c)	13	229
Pozen Inc. (b) (c)	8	84

Progenics Pharmaceuticals Inc. (c)	8	120
Protalix BioTherapeutics Inc. (b) (c)	3	9
Providence Services Corp. (b) (c)	4	77
PSS World Medical Inc. (b) (c)	18	299
Psychiatric Solutions Inc. (b) (c)	16	619
Questcor Pharmaceuticals Inc. (c)	16	75
Quidel Corp. (c)	8	134
RadNet Inc. (c)	6	39
Regeneron Pharmaceuticals Inc. (b) (c)	18	266
RehabCare Group Inc. (c)	5	86
Repligen Corp. (c)	9	44
Res-Care Inc. (b) (c)	7	131
Rexahn Pharmaceuticals Inc. (c)	9	28
Rigel Pharmaceuticals Inc. (c)	11	246
RTI Biologics Inc. (c)	16	140
Salix Pharmaceuticals Ltd. (b) (c)	13	92
Sangamo Biosciences Inc. (c)	11	108
Savient Pharmaceuticals Inc. (b) (c)	16	403
Sciele Pharma Inc. (b)	10	202
Seattle Genetics Inc. (c)	18	152
Sequenom Inc. (c)	14	216
Sirona Dental Systems Inc. (b) (c)	5	130
Skilled Healthcare Group Inc. (c)	6	83
Somanetics Corp. (c)	4	81
SonoSite Inc. (b) (c)	5	140
Spectranetics Corp. (b) (c)	9	85
Stereotaxis Inc. (b) (c)	8	41
STERIS Corp.	18	511
Sucampo Pharmaceuticals Inc. (c)	3	29
Sun Healthcare Group Inc. (c)	13	171
Sunrise Senior Living Inc. (b) (c)	13	300
SurModics Inc. (b) (c)	5	206
Symmetry Medical Inc. (b) (c)	11	171
Synovis Life Technologies Inc. (c)	4	70
Synta Pharmaceuticals Corp. (c)	5	30
Targacept Inc. (c)	5	39
Tercica Inc. (c)	9	83
Theravance Inc. (c)	15	183
Third Wave Technologies (c)	13	146
Thoratec Corp. (c)	16	279
TomoTherapy Inc. (b) (c)	11	103
TranS1 Inc. (c)	3	49
Triple-S Management Corp. (c)	4	61
Trizetto Group (c)	13	274
United Therapeutics Corp. (c)	7	650
Universal American Corp. (b) (c)	13	133
US Physical Therapy Inc. (c)	4	58
Valeant Pharmaceutical International (b) (c)	25	422
Varian Inc. (c)	9	440
ViroPharma Inc. (b) (c)	21	230

Virtual Radiologic Corp. (c)	2	28
Vision-Sciences Inc. (c)	5	19
Vital Images Inc. (b) (c)	5	65
Vital Signs Inc.	3	171
Vivus Inc. (c)	18	120
Vnus Medical Technologies Inc. (c)	4	78
Volcano Corp. (c)	14	167
West Pharmaceutical Services Inc.	10	416
Wright Medical Group Inc. (c)	11	309
XenoPort Inc. (c)	7	287
XOMA Ltd. (b) (c)	38	64
Zoll Medical Corp. (c)	6	209
ZymoGenetics Inc. (b) (c)	11	89
		41,811
INDUSTRIALS - 16.2%
3D Systems Corp. (b) (c)	5	50
AAON Inc.	4	83
AAR Corp. (b) (c)	12	156
ABM Industries Inc. (b)	13	286
ACCO Brands Corp. (c)	16	181
Accuride Corp. (c)	11	45
Aceto Corp.	7	56
Actuant Corp. - Class A	16	516
Acuity Brands Inc. (b)	12	581
Administaff Inc. (b)	6	180
Advanced Battery Technologies Inc. (c)	12	71
Advisory Board Co. (c)	5	203
AeroVironment Inc. (c)	3	83
Aircastle Ltd.	14	117
AirTran Holdings Inc. (b) (c)	35	71
Akeena Solar Inc. (c)	6	35
Alamo Group Inc.	2	38
Alaska Air Group Inc. (b) (c)	11	167
Albany International Corp.	9	256
Allegiant Travel Co. (c)	4	71
Altra Holdings Inc. (c)	8	127
AMERCO Inc. (c)	3	149
American Commercial Lines Inc. (c)	14	156
American Ecology Corp. (b)	5	141
American Railcar Industries Inc. (b)	2	39
American Reprographics Co. (b) (c)	11	176
American Science & Engineering Inc.	3	139
American Superconductor Corp. (b) (c)	12	444
American Woodmark Corp. (b)	3	73
Ameron International Corp. (b)	3	324
Ampco-Pittsburgh Corp.	2	109
Amrep Corp. (b)	1	26
Angelica Corp.	2	47
AO Smith Corp.	6	195
Apogee Enterprises Inc. (b)	9	139

Applied Industrial Technology Inc. (b)	13	304
Applied Signal Technology Inc.	4	51
Argon ST Inc. (b) (c)	4	97
Arkansas Best Corp. (b)	7	247
Ascent Solar Technologies Inc. (c)	2	23
Astec Industries Inc. (c)	5	166
Atlas Air Worldwide Holdings Inc. (c)	4	196
Axsys Technologies Inc. (c)	3	135
AZZ Inc. (c)	4	144
Badger Meter Inc. (b)	4	219
Baldor Electric Co. (b)	14	480
Barnes Group Inc. (b)	14	329
Basin Water Inc. (b) (c)	1	7
Beacon Power Corp. (c)	26	55
Beacon Roofing Supply Inc. (b) (c)	13	140
Belden Inc. (b)	13	441
Blount International Inc. (c)	11	132
Bowne & Co. Inc. (b)	7	95
Brady Corp. - Class A (b)	15	511
Briggs & Stratton Corp. (b)	14	180
Builders FirstSource Inc. (b) (c)	4	22
CAI International Inc. (c)	2	38
Capstone Turbine Corp. (c)	43	181
Cascade Corp. (b)	3	146
Casella Waste Systems Inc. (c)	7	82
CBIZ Inc. (b) (c)	15	122
CDI Corp.	4	101
Celadon Group Inc. (b) (c)	6	61
Cenveo Inc. (b) (c)	15	143
Ceradyne Inc. (b) (c)	8	269
Chart Industries Inc. (c)	8	405
China Architectural Engineering Inc. (c)	5	49
China BAK Battery Inc. (c)	9	42
China Direct Inc. (c)	2	15
China Fire & Security Group Inc. (c)	4	34
China Security & Surveillance Technology Inc. (c)	8	108
CIRCOR International Inc.	5	245
Clarcor Inc. (b)	15	524
Clean Harbors Inc. (c)	6	413
Coleman Cable Inc. (b) (c)	3	26
Colfax Corp. (c)	6	161
Columbus Mckinnon Corp. (b) (c)	6	136
Comfort Systems USA Inc.	11	154
Commercial Vehicle Group Inc. (c)	6	60
COMSYS IT Partners Inc. (c)	6	56
Consolidated Graphics Inc. (c)	3	146
Cornell Companies Inc. (b) (c)	3	80
CoStar Group Inc. (b) (c)	6	258
Courier Corp.	3	58
Covenant Transportation Group Inc. (c)	1	4

CRA International Inc. (b) (c)	3	118
Cubic Corp.	5	101
Curtiss-Wright Corp. (b)	13	591
Deluxe Corp.	15	273
Dollar Thrifty Automotive Group Inc. (b) (c)	6	53
Ducommun Inc. (c)	3	72
Duff & Phelps Corp. - Class A (c)	3	52
DXP Enterprises Inc. (c)	1	44
Dycom Industries Inc. (b) (c)	12	173
Dynamex Inc. (b) (c)	3	77
Dynamic Materials Corp. (b)	4	124
DynCorp International Inc. (c)	7	111
Eagle Bulk Shipping Inc. (b)	14	411
EMCOR Group Inc. (b) (c)	20	571
Encore Wire Corp.	7	138
Ener1 Inc. (c)	11	79
Energy Conversion Devices Inc. (b) (c)	12	883
EnergySolutions Inc.	10	218
EnerNOC Inc. (b) (c)	3	52
EnerSys (c)	8	275
Ennis Inc.	8	120
EnPro Industries Inc. (b) (c)	6	229
ESCO Technologies Inc. (b) (c)	8	362
Esterline Technologies Corp. (c)	9	431
Evergreen Solar Inc. (b) (c)	31	302
Exponent Inc. (c)	4	135
Federal Signal Corp. (b)	14	171
First Advantage Corp. - Class A (c)	3	48
Flanders Corp. (c)	5	29
Flow International Corp. (c)	11	87
Force Protection Inc. (b) (c)	19	64
Forward Air Corp. (b)	9	296
Franklin Electric Co. Inc. (b)	7	259
FreightCar America Inc.	4	126
Fuel Tech Inc. (b) (c)	5	93
FuelCell Energy Inc. (b) (c)	20	145
Furmanite Corp. (c)	11	86
Fushi Copperweld Inc. (c)	4	102
G&K Services Inc. - Class A	6	178
Gehl Co. (b) (c)	3	49
Genco Shipping & Trading Ltd. (b)	7	425
GenCorp Inc. (b) (c)	17	121
Genesee & Wyoming Inc. - Class A (b) (c)	9	310
Geo Group Inc. (c)	15	338
GeoEye Inc. (c)	5	89
Gibraltar Industries Inc.	8	128
Gorman-Rupp Co.	4	170
GrafTech International Ltd. (b) (c)	31	820
Graham Corp.	1	109
Granite Construction Inc. (b)	10	311

Great Lakes Dredge & Dock Corp.	11	67
Greenbrier Cos. Inc. (b)	5	92
Griffon Corp. (c)	10	86
H&E Equipment Services Inc. (c)	5	55
Harbin Electric Inc. (c)	2	26
Hawaiian Holdings Inc. (c)	12	82
Healthcare Services Group (b)	13	195
Heartland Express Inc. (b)	16	241
Heico Corp. (b)	7	227
Heidrick & Struggles International Inc. (b)	5	132
Herley Industries Inc. (c)	4	53
Herman Miller Inc. (b)	17	416
Hexcel Corp. (c)	28	546
Hill International Inc. (c)	7	115
HNI Corp.	13	233
Horizon Lines Inc. - Class A (b)	9	87
Houston Wire & Cable Co. (b)	5	105
HUB Group Inc. - Class A (c)	11	374
Hudson Highland Group Inc. (c)	7	73
Hurco Cos. Inc. (b) (c)	2	59
Huron Consulting Group Inc. (b) (c)	6	259
Huttig Building Products Inc. (c)	3	6
ICF International Inc. (c)	2	33
ICT Group Inc. (b) (c)	3	21
II-VI Inc. (c)	7	254
IKON Office Solutions Inc.	24	272
InnerWorkings Inc. (b) (c)	9	109
Insituform Technologies Inc. - Class A (b) (c)	8	126
Insteel Industries Inc. (b)	5	95
Integrated Electrical Services Inc. (b) (c)	4	61
Interface Inc.	16	199
InterLine Brands Inc. (b) (c)	10	153
International Shipholding Corp. (c)	2	42
JetBlue Airways Corp. (b) (c)	51	192
Kadant Inc. (c)	4	94
Kaman Corp. - Class A	8	172
Kaydon Corp. (b)	8	423
Kelly Services Inc. - Class A (b)	8	151
Key Technology Inc. (c)	2	53
Kforce Inc. (c)	8	68
Kimball International Inc. - Class B	9	79
Knight Transportation Inc. (b)	17	312
Knoll Inc. (b)	14	173
Korn/Ferry International (b) (c)	14	213
K-Tron International Inc. (c)	1	93
LaBarge Inc. (c)	4	47
Ladish Co. Inc. (c)	4	89
Lawson Products Inc.	1	22
Layne Christensen Co. (b) (c)	6	245
LB Foster Co. (c)	3	109

LECG Corp. (b) (c)	8	68
Lindsay Corp. (b)	4	301
LMI Aerospace Inc. (c)	3	45
LSI Industries Inc.	6	47
Lydall Inc. (c)	5	62
M&F Worldwide Corp. (c)	4	149
Marten Transport Ltd. (c)	4	71
MasTec Inc. (c)	13	136
McGrath RentCorp	7	170
Medis Technologies Ltd. (b) (c)	7	22
Metalico Inc. (c)	7	126
Met-Pro Corp.	4	60
Michael Baker Corp. (c)	2	44
Microvision Inc (c)	17	46
Middleby Corp. (b) (c)	5	217
Mine Safety Appliances Co. (b)	9	364
Mobile Mini Inc. (c)	10	206
Moog Inc. - Class A (c)	13	468
MPS Group Inc. (c)	28	298
Mueller Industries Inc.	11	355
Mueller Water Products Inc. (b)	34	276
Multi-Color Corp.	3	59
NACCO Industries Inc. - Class A (b)	2	125
Navigant Consulting Inc. (b) (c)	14	281
NCI Building Systems Inc. (b) (c)	6	216
NN Inc.	5	66
Nordic American Tanker Shipping Ltd. (b)	10	392
Nordson Corp. (b)	10	726
Northwest Pipe Co. (b) (c)	3	152
Odyssey Marine Exploration Inc. (b) (c)	14	57
Old Dominion Freight Line Inc. (b) (c)	8	253
Omega Flex Inc.	1	14
On Assignment Inc. (c)	11	84
Orbital Sciences Corp. (c)	17	410
Orion Energy Systems Inc. (b) (c)	2	24
Orion Marine Group Inc. (c)	6	91
Otter Tail Corp. (b)	9	347
Pacer International Inc.	10	222
Park-Ohio Holdings Corp. (c)	2	29
Patriot Transportation Holding Inc. (c)	-	38
Peerless Manufacturing Co. (c)	2	90
PeopleSupport Inc. (c)	6	52
Perini Corp. (c)	8	267
Pike Electric Corp. (c)	5	76
Plug Power Inc. (c)	24	56
Polypore International Inc. (c)	5	120
Powell Industries Inc. (c)	2	121
Power-One Inc. (b) (c)	21	40
PowerSecure International Inc. (c)	5	37
Preformed Line Products Co.	1	29

PRG-Schultz International Inc. (c)	4	42
Protection One Inc. (b) (c)	1	10
Quanex Building Products Corp.	11	164
Quixote Corp.	1	9
Raven Industries Inc.	5	156
RBC Bearings Inc. (b) (c)	6	216
Regal-Beloit Corp. (b)	9	400
Republic Airways Holdings Inc. (c)	9	81
Resources Connection Inc. (b)	14	275
Robbins & Myers Inc.	8	416
Rollins Inc.	12	183
RSC Holdings Inc. (b) (c)	14	127
Rush Enterprises Inc. - Class A (b) (c)	10	120
Saia Inc. (b) (c)	4	46
Schawk Inc. (b)	4	45
School Specialty Inc. (b) (c)	6	167
Seaboard Corp. (b)	-	152
Simpson Manufacturing Co. Inc. (b)	11	263
SkyWest Inc.	17	220
Spherion Corp. (c)	15	71
Standard Parking Corp. (b) (c)	3	63
Standard Register Co. (b)	6	58
Standex International Corp.	4	77
Stanley Inc. (c)	3	88
Sterling Construction Co. Inc. (c)	3	68
Sun Hydraulics Corp. (b)	3	112
Superior Essex Inc. (c)	6	263
Sykes Enterprises Inc. (c)	10	185
Sypris Solutions Inc.	1	4
TAL International Group Inc.	5	110
Taser International Inc. (b) (c)	19	93
TBS International Ltd. (c)	3	119
Team Inc. (c)	5	184
Tecumseh Products Co. (c)	5	159
Teledyne Technologies Inc. (c)	10	510
Tennant Co.	5	141
Tetra Tech Inc. (c)	18	396
Textainer Group Holdings Ltd.	3	51
Thermadyne Holdings Corp. (c)	4	59
Titan International Inc.	8	286
Titan Machinery Inc. (b) (c)	2	68
TransDigm Group Inc. (c)	10	328
Tredegar Corp.	8	114
Trex Co. Inc. (b) (c)	5	53
TriMas Corp. (c)	4	26
Triumph Group Inc. (b)	5	231
TrueBlue Inc. (c)	13	174
TurboChef Technologies Inc. (b) (c)	6	29
Twin Disc Inc.	3	55
UAL Corp.	37	195

Ultralife Batteries Inc. (c)	4	41
Ultrapetrol Ltd. (c)	7	89
United Capital Corp. (c)	1	10
United Stationers Inc. (b) (c)	7	257
Universal Forest Products Inc.	5	148
Universal Truckload Services Inc. (c)	1	34
US Airways Group Inc. (c)	27	68
Valence Technology Inc. (c)	15	67
Viad Corp.	6	155
Vicor Corp. (b)	6	59
Volt Information Sciences Inc. (c)	3	40
VSE Corp.	1	34
Wabash National Corp. (b)	9	69
Wabtec Corp.	14	697
Waste Connections Inc. (b) (c)	20	631
Waste Services Inc. (c)	7	50
Watsco Inc. (b)	7	291
Watson Wyatt Worldwide Inc. (b)	13	667
Watts Water Technologies Inc. (b)	9	216
Werner Enterprises Inc. (b)	13	234
Woodward Governor Co. (b)	17	623
Xerium Technologies Inc. (b)	6	25
YRC Worldwide Inc. (c)	17	253
		51,824
INFORMATION TECHNOLOGY - 17.1%
3Com Corp. (b) (c)	120	254
3PAR Inc. (c)	8	59
ACI Worldwide Inc. (b) (c)	11	187
Acme Packet Inc. (c)	8	63
Actel Corp. (c)	7	120
Actuate Corp. (b) (c)	18	70
Acxiom Corp.	18	209
Adaptec Inc. (c)	36	115
ADTRAN Inc. (b)	17	398
Advanced Analogic Technologies Inc. (b) (c)	14	56
Advanced Energy Industries Inc. (b) (c)	10	142
Advent Software Inc. (b) (c)	5	179
Agilysis Inc. (b)	6	73
Airvana Inc. (c)	7	35
American Software Inc.	7	38
Amkor Technology Inc. (c)	32	338
Anadigics Inc. (b) (c)	19	183
Anaren Inc. (c)	4	47
Anixter International Inc. (c)	9	529
Ansoft Corp. (c)	5	169
Applied Micro Circuits Corp. (c)	19	164
ArcSight Inc. (c)	2	16
Ariba Inc. (b) (c)	25	374
Arris Group Inc. (b) (c)	38	321
Art Technology Group Inc. (b) (c)	38	123

Aruba Networks Inc. (c)	15	77
AsiaInfo Holdings Inc. (c)	10	122
Asyst Technologies Inc. (b) (c)	13	47
Atheros Communications Inc. (b) (c)	18	529
ATMI Inc. (b) (c)	9	259
AuthenTec Inc. (c)	7	73
Avanex Corp. (c)	60	68
Avid Technology Inc. (b) (c)	11	188
Avocent Corp. (c)	13	245
Axcelis Technologies Inc. (b) (c)	30	149
Bankrate Inc. (b) (c)	4	148
BearingPoint Inc. (b) (c)	55	44
Bel Fuse Inc. - Class B (b)	4	87
Benchmark Electronics Inc. (c)	20	321
Bidz.com Inc. (c)	2	15
BigBand Networks Inc. (c)	9	43
Black Box Corp. (b)	5	133
Blackbaud Inc. (b)	13	285
Blackboard Inc. (b) (c)	9	347
Blue Coat Systems Inc. (b) (c)	9	132
Bookham Inc. (c)	30	51
Bottomline Technologies Inc. (b) (c)	7	64
Brightpoint Inc. (b) (c)	14	100
Brooks Automation Inc. (c)	19	158
Cabot Microelectronics Corp. (c)	7	231
CACI International Inc. - Class A (b) (c)	9	410
Callidus Software Inc. (c)	9	45
Cass Information Systems Inc. (b)	2	66
Cavium Networks Inc. (c)	9	185
Ceva Inc. (b) (c)	6	48
Checkpoint Systems Inc. (c)	12	246
China Information Security Technology Inc. (c)	7	39
Chordiant Software Inc. (c)	9	46
Ciber Inc. (b) (c)	15	93
Cirrus Logic Inc. (c)	25	141
CMGI Inc. (c)	14	148
Cogent Inc. (c)	12	138
Cognex Corp.	12	287
Cogo Group Inc. (c)	8	70
Coherent Inc. (c)	7	210
Cohu Inc. (b)	6	95
CommVault Systems Inc. (b) (c)	12	207
Compellent Technologies Inc. (c)	4	43
comScore Inc. (b) (c)	5	112
Comtech Telecommunications Corp. (b) (c)	7	348
Comverge Inc. (b) (c)	6	86
Concur Technologies Inc. (b) (c)	13	426
Constant Contact Inc. (c)	6	109
CPI International Inc. (c)	3	35
Cray Inc. (c)	9	42

CSG Systems International Inc. (b) (c)	10	107
CTS Corp. (b)	9	95
CyberSource Corp. (c)	20	339
Cymer Inc. (b) (c)	9	241
Daktronics Inc. (b)	10	197
Data Domain Inc. (c)	10	225
DealerTrack Holdings Inc. (b) (c)	12	175
Deltek Inc. (c)	4	28
DemandTec Inc. (c)	6	44
DG FastChannel Inc. (c)	5	78
Dice Holdings Inc. (c)	5	45
Digi International Inc. (c)	8	60
Digimarc Corp. (c)	6	85
Digital River Inc. (c)	12	450
Diodes Inc. (b) (c)	9	238
DivX Inc. (c)	8	59
Double-Take Software Inc. (c)	5	67
DSP Group Inc. (c)	9	62
DTS Inc. (c)	5	161
Eagle Test Systems Inc. (c)	4	42
Earthlink Inc. (b) (c)	33	282
Ebix Inc. (c)	1	47
Echelon Corp. (b) (c)	8	89
Electro Rent Corp.	6	80
Electro Scientific Industries Inc. (b) (c)	8	109
Electronics for Imaging Inc. (b) (c)	16	234
Elixir Gaming Technologies Inc. (c)	20	24
Emcore Corp. (c)	22	137
EMS Technologies Inc. (c)	4	94
Emulex Corp. (c)	25	292
Entegris Inc. (c)	34	223
Entropic Communications Inc. (b) (c)	2	12
Entrust Inc. (c)	18	54
Epicor Software Corp. (c)	18	122
EPIQ Systems Inc. (c)	11	149
Euronet Worldwide Inc. (b) (c)	14	237
Exar Corp. (b) (c)	12	87
Excel Technology Inc. (c)	3	70
ExlService Holdings Inc. (c)	6	90
Extreme Networks (b) (c)	33	92
Fair Isaac Corp.	14	300
FalconStor Software Inc. (b) (c)	11	80
FARO Technologies Inc. (c)	5	122
FEI Co. (b) (c)	11	247
Finisar Corp. (b) (c)	92	109
FormFactor Inc. (c)	15	268
Forrester Research Inc. (c)	4	137
Foundry Networks Inc. (c)	43	508
Gartner Inc. - Class A (b) (c)	18	376
Gerber Scientific Inc. (c)	7	80

Gevity HR Inc.	6	33
Global Cash Access Inc. (b) (c)	11	78
Globecomm Systems Inc. (c)	6	50
Greenfield Online Inc. (c)	8	117
GSI Commerce Inc. (b) (c)	7	95
Guidance Software Inc. (c)	3	26
Hackett Group Inc. (c)	12	70
Harmonic Inc. (b) (c)	28	266
Harris Stratex Networks Inc. - Class A (c)	7	67
Heartland Payment Systems Inc. (b)	7	166
Hittite Microwave Corp. (b) (c)	6	202
HSW International Inc. (c)	8	24
Hughes Communications Inc. (c)	2	105
Hutchinson Technology Inc. (c)	7	92
Hypercom Corp. (c)	16	70
i2 Technologies Inc. (b) (c)	5	58
ICx Technologies Inc. (c)	4	30
iGate Corp. (c)	6	46
Imation Corp. (b)	10	220
Immersion Corp. (c)	8	57
Infinera Corp. (b) (c)	27	239
infoGROUP Inc.	9	39
Informatica Corp. (c)	26	392
InfoSpace Inc.	10	85
Insight Enterprises Inc. (c)	14	164
Integral Systems Inc. (b)	3	97
Interactive Intelligence Inc. (c)	4	45
InterDigital Inc. (b) (c)	13	328
Intermec Inc. (b) (c)	18	386
Internap Network Services Corp. (b) (c)	14	63
Internet Brands Inc. (c)	6	39
Internet Capital Group Inc. (b) (c)	11	81
InterVoice Inc. (c)	11	62
Interwoven Inc. (c)	14	163
Intevac Inc. (c)	6	73
IPG Photonics Corp. (c)	5	103
Isilon Systems Inc. (b) (c)	7	33
Ixia (c)	13	88
IXYS Corp. (b) (c)	7	86
j2 Global Communications Inc. (b) (c)	13	309
Jack Henry & Associates Inc.	22	482
JDA Software Group Inc. (c)	8	139
Kemet Corp. (b) (c)	24	79
Kenexa Corp. (c)	7	139
Keynote Systems Inc. (c)	4	57
Knot Inc. (b) (c)	8	82
Kopin Corp. (c)	21	59
Kulicke & Soffa Industries Inc. (b) (c)	15	109
L-1 Identity Solutions Inc. (b) (c)	19	258
Lattice Semiconductor Corp. (b) (c)	34	107

Lawson Software Inc. (b) (c)	38	273
Limelight Networks Inc. (b) (c)	9	33
Liquidity Services Inc. (b) (c)	4	50
Littelfuse Inc. (b) (c)	6	203
LoopNet Inc. (b) (c)	9	98
Loral Space & Communications Inc. (b) (c)	3	57
LTX Corp. (b) (c)	16	35
Macrovision Solutions Corp. (c)	24	362
Magma Design Automation Inc. (b) (c)	12	76
Manhattan Associates Inc. (c)	7	174
Mantech International Corp. - Class A (c)	6	289
Marchex Inc. - Class B (b)	7	92
Mattson Technology Inc. (b) (c)	14	66
MAXIMUS Inc.	6	193
Maxwell Technologies Inc. (c)	5	58
Measurement Specialties Inc. (c)	4	75
Mentor Graphics Corp. (b) (c)	27	422
MercadoLibre Inc. (c)	7	257
Mercury Computer Systems Inc. (b) (c)	6	47
Methode Electronics Inc.	11	112
Micrel Inc.	15	133
Micros Systems Inc. (b) (c)	24	734
Microsemi Corp. (b) (c)	23	584
MicroStrategy Inc. - Class A (b) (c)	3	171
Microtune Inc. (b) (c)	14	49
Midway Games Inc. (b) (c)	9	20
MIPS Technologies Inc. - Class A (b) (c)	14	51
MKS Instruments Inc. (c)	15	321
Monolithic Power Systems Inc. (b) (c)	8	168
Monotype Imaging Holdings Inc. (c)	4	55
Move Inc. (b) (c)	38	89
MRV Communications Inc. (b) (c)	47	56
MSC Software Corp. (c)	13	147
MTS Systems Corp.	5	187
Multi-Fineline Electronix Inc. (c)	2	65
NCI Inc. (c)	2	44
Ness Technologies Inc. (c)	12	118
Net 1 UEPS Technologies Inc. (c)	13	321
Netezza Corp. (c)	11	130
NetGear Inc. (b) (c)	11	146
NetLogic Microsystems Inc. (b) (c)	5	161
NetScout Systems Inc. (c)	9	94
NetSuite Inc. (b) (c)	2	39
Neutral Tandem Inc. (c)	5	82
Newport Corp. (b) (c)	11	122
NextWave Wireless Inc. (b) (c)	14	58
NIC Inc.	11	77
Novatel Wireless Inc. (c)	9	105
NVE Corp. (c)	1	44
Omniture Inc. (b) (c)	18	340

Omnivision Technologies Inc. (b) (c)	16	199
Online Resources Corp. (b) (c)	9	72
OpenTV Corp. (c)	38	50
Oplink Communications Inc. (b) (c)	6	54
OPNET Technologies Inc. (c)	4	35
Opnext Inc. (c)	6	30
Optium Corp. (c)	3	23
ORBCOMM Inc. (b) (c)	9	54
OSI Systems Inc. (b) (c)	5	97
Overland Storage Inc. (c)	2	3
Palm Inc. (b)	32	172
Parametric Technology Corp. (b) (c)	34	568
Park Electrochemical Corp.	6	147
ParkerVision Inc. (c)	7	68
PC Connection Inc. (c)	2	22
PC-Tel Inc.	6	60
Pegasystems Inc.	4	50
Perficient Inc. (b) (c)	10	92
Pericom Semiconductor Corp. (c)	7	103
Perot Systems Corp. (b) (c)	26	386
Phoenix Technologies Ltd. (c)	8	90
Photon Dynamics Inc. (c)	5	80
Photronics Inc. (c)	12	88
PlanetOut Inc. (c)	-	-
Plantronics Inc. (b)	15	325
Plexus Corp. (b) (c)	13	351
PLX Technology Inc. (b) (c)	9	67
PMC - Sierra Inc. (b) (c)	65	493
Polycom Inc. (b) (c)	26	626
Power Integrations Inc. (c)	9	286
Powerwave Technologies Inc. (b) (c)	37	159
Presstek Inc. (c)	8	41
Progress Software Corp. (c)	12	316
PROS Holdings Inc. (c)	4	43
QAD Inc.	4	27
Quality Systems Inc. (b)	5	152
Quantum Corp. (c)	61	83
Quest Software Inc. (c)	21	314
Rackable Systems Inc. (c)	9	115
Radiant Systems Inc. (c)	8	88
Radisys Corp. (b) (c)	6	53
RealNetworks Inc. (c)	29	193
Renaissance Learning Inc. (b)	3	32
RF Micro Devices Inc. (b) (c)	78	227
RightNow Technologies Inc. (b) (c)	8	108
Rimage Corp. (c)	3	35
Riverbed Technology Inc. (c)	17	229
Rofin-Sinar Technologies Inc. (c)	9	264
Rogers Corp. (c)	5	201
Rubicon Technology Inc. (c)	4	76

Rudolph Technologies Inc. (c)	8	63
S1 Corp. (c)	14	107
Safeguard Scientifics Inc. (b) (c)	36	45
Sanmina-SCI Corp. (c)	158	202
Sapient Corp. (b) (c)	26	168
SAVVIS Inc. (b) (c)	11	140
ScanSource Inc. (b) (c)	8	209
SeaChange International Inc. (c)	8	60
Secure Computing Corp. (c)	16	65
Semitool Inc. (c)	6	44
Semtech Corp. (b) (c)	18	258
ShoreTel Inc. (b) (c)	12	53
SI International Inc. (b) (c)	4	83
Sigma Designs Inc. (b) (c)	9	119
Silicon Image Inc. (c)	23	169
Silicon Storage Technology Inc. (b) (c)	30	84
SiRF Technology Holdings Inc. (b) (c)	18	78
Skyworks Solutions Inc. (b) (c)	48	479
Smart Modular Technologies WWH Inc. (c)	17	67
Smith Micro Software Inc. (b) (c)	8	44
Solera Holdings Inc. (c)	15	419
Sonic Solutions Inc. (b) (c)	7	41
SonicWALL Inc. (b) (c)	17	112
Sonus Networks Inc. (b) (c)	73	248
Sourcefire Inc. (c)	6	43
Spansion Inc. (c)	38	85
SPSS Inc. (c)	5	189
SRA International Inc. - Class A (c)	13	284
Standard Microsystems Corp. (c)	7	181
Starent Networks Corp. (b) (c)	9	108
STEC Inc. (b) (c)	9	95
Stratasys Inc. (b) (c)	6	111
SuccessFactors Inc. (c)	6	70
Super Micro Computer Inc. (c)	7	49
Supertex Inc. (c)	3	70
SupportSoft Inc. (c)	14	45
Switch & Data Facilities Co. (c)	6	99
Sybase Inc. (b) (c)	24	694
Sycamore Networks Inc. (b) (c)	57	183
Symmetricom Inc. (b) (c)	14	52
Symyx Technologies Inc. (b) (c)	10	70
Synaptics Inc. (b) (c)	7	258
Synchronoss Technologies Inc. (b) (c)	7	59
SYNNEX Corp. (c)	5	130
Syntel Inc. (b)	4	129
Take-Two Interactive Software Inc. (b) (c)	23	585
Taleo Corp. (b) (c)	6	126
Technitrol Inc.	12	207
TechTarget Inc. (c)	4	44
Techwell Inc. (c)	5	56

Tekelec (c)	19	281
TeleCommunication Systems Inc. (c)	10	46
TeleTech Holdings Inc. (c)	12	236
Terremark Worldwide Inc. (c)	16	86
Tessera Technologies Inc. (b) (c)	14	235
TheStreet.com Inc. (b)	6	38
THQ Inc. (b) (c)	20	402
TIBCO Software Inc. (c)	55	424
TiVo Inc. (b) (c)	30	187
TNS Inc. (b) (c)	7	174
Trident Microsystems Inc. (c)	18	66
TriQuint Semiconductor Inc. (c)	43	258
TTM Technologies Inc. (b) (c)	13	168
Tyler Technologies Inc. (b) (c)	11	152
Ultimate Software Group Inc. (b) (c)	7	261
Ultra Clean Holdings Inc. (c)	5	42
Ultratech Inc. (c)	7	104
Unica Corp. (c)	4	33
United Online Inc. (b)	20	205
Universal Display Corp. (b) (c)	9	106
UTStarcom Inc. (b) (c)	33	180
ValueClick Inc. (b) (c)	28	429
VASCO Data Security International (b) (c)	8	80
Veeco Instruments Inc. (b) (c)	9	152
VeriFone Holdings Inc. (c)	20	243
ViaSat Inc. (c)	8	152
Vignette Corp. (c)	7	85
Virtusa Corp. (c)	3	26
VistaPrint Ltd. (b) (c)	13	348
Vocus Inc. (c)	5	154
Volterra Semiconductor Corp. (c)	8	130
Websense Inc. (c)	13	226
Website Pros Inc. (c)	8	68
Wind River Systems Inc. (c)	21	233
Wright Express Corp. (c)	11	279
Zoran Corp. (c)	15	180
Zygo Corp. (c)	5	44
		54,682
MATERIALS - 4.5%
A. Schulman Inc. (b)	8	186
AbitibiBowater Inc. (b)	16	148
AEP Industries Inc. (c)	2	27
Allied Nevada Gold Corp. (c)	13	79
AM Castle & Co. (b)	5	140
AMCOL International Corp. (b)	8	218
American Vanguard Corp.	6	69
Apex Silver Mines Ltd. (c)	18	86
Arch Chemicals Inc. (b)	7	245
Balchem Corp.	5	123
Boise Inc. (c)	11	44

Brush Engineered Materials Inc. (b) (c)	6	142
Buckeye Technologies Inc. (c)	12	99
BWAY Holdings Co. (c)	2	19
Calgon Carbon Corp. (b) (c)	12	188
China Precision Steel Inc. (c)	5	22
Coeur d’Alene Mines Corp. (b) (c)	162	470
Compass Minerals International Inc.	10	772
Deltic Timber Corp. (b)	3	162
Esmark Inc. (c)	5	87
Ferro Corp. (b)	13	244
Flotek Industries Inc. (b) (c)	7	140
General Moly Inc. (b) (c)	18	142
General Steel Holdings Inc. (c)	3	50
GenTek Inc. (b) (c)	3	72
Glatfelter	13	182
Graphic Packaging Holding Co. (b) (c)	41	83
Haynes International Inc. (b) (c)	4	204
HB Fuller Co. (b)	16	369
Headwaters Inc. (c)	12	147
Hecla Mining Co. (b) (c)	37	345
Hercules Inc.	34	570
Horsehead Holding Corp. (c)	10	121
ICO Inc. (c)	8	50
Innophos Holdings Inc.	6	195
Innospec Inc.	7	131
Kaiser Aluminum Corp.	5	247
Kapstone Paper and Packaging Corp. (c)	5	36
Koppers Holdings Inc.	6	255
Landec Corp. (c)	6	41
Louisiana-Pacific Corp.	31	261
LSB Industries Inc. (c)	5	102
Mercer International Inc. (b) (c)	9	69
Minerals Technologies Inc. (b)	6	357
Myers Industries Inc.	8	68
Neenah Paper Inc. (b)	4	73
NewMarket Corp.	4	268
NL Industries Inc. (b)	2	19
Olin Corp. (b)	22	577
Olympic Steel Inc.	3	204
OM Group Inc. (b) (c)	9	295
Penford Corp.	3	50
PolyOne Corp. (c)	27	186
Quaker Chemical Corp.	3	81
Rock-Tenn Co. - Class A	11	335
Rockwood Holdings Inc. (b) (c)	12	427
Royal Gold Inc.	9	268
RTI International Metals Inc. (b) (c)	7	244
Schweitzer-Mauduit International Inc.	5	79
Sensient Technologies Corp.	14	403
ShengdaTech Inc. (b) (c)	8	82

Silgan Holdings Inc. (b)	8	381
Solutia Inc. (c)	18	232
Spartech Corp.	9	81
Stepan Co. (b)	2	90
Stillwater Mining Co. (b) (c)	12	142
Sutor Technology Group Ltd. (c)	2	16
Texas Industries Inc. (b)	7	416
United States Lime & Minerals Inc. (c)	1	20
Universal Stainless & Alloy Products Inc. (c)	2	69
US Concrete Inc. (b) (c)	10	49
Verso Paper Corp. (c)	4	35
Wausau Paper Corp.	13	101
Westlake Chemical Corp.	6	85
Worthington Industries Inc. (b)	19	392
WR Grace & Co. (c)	21	499
Zep Inc.	6	92
Zoltek Cos. Inc. (b) (c)	8	194
		14,292
TELECOMMUNICATION SERVICES - 1.3%
Alaska Communications Systems Group Inc. (b)	13	154
Arbinet-thexchange Inc.	2	6
Atlantic Tele-Network Inc. (b)	3	77
Cbeyond Inc. (c)	7	114
Centennial Communications Corp. (c)	19	135
Cincinnati Bell Inc. (b) (c)	70	279
Cogent Communications Group Inc. (b) (c)	14	190
Consolidated Communications Holdings Inc. (b)	7	102
FairPoint Communications Inc. (b)	26	185
FiberTower Corp. (b) (c)	33	47
General Communication Inc. - Class A (b) (c)	14	96
Global Crossing Ltd. (b) (c)	10	184
Globalstar Inc. (c)	12	35
Hungarian Telephone & Cable Corp. (c)	1	26
iBasis Inc.	9	30
ICO Global Communications Holdings Ltd. (c)	32	104
IDT Corp. - Class B (c)	12	21
Iowa Telecommunications Services Inc.	10	168
iPCS Inc. (b) (c)	5	151
NTELOS Holdings Corp.	9	222
PAETEC Holding Corp. (b) (c)	36	229
Premiere Global Services Inc. (c)	18	268
Rural Cellular Corp. - Class A (c)	4	157
Shenandoah Telecom Co. (b)	7	91
Syniverse Holdings Inc. (c)	15	243
TerreStar Corp. (c)	17	69
tw telecom inc. (c)	43	697
USA Mobility Inc. (c)	6	46
Virgin Mobile USA Inc. (c)	8	21
Vonage Holdings Corp. (b) (c)	17	28
		4,175
UTILITIES - 3.4%
Allete Inc. (b)	8	324
American States Water Co. (b)	5	179
Aquila Inc. (c)	112	422
Avista Corp.	16	339
Black Hills Corp. (b)	11	366
Cadiz Inc. (b) (c)	3	54
California Water Service Group (b)	6	191
Central Vermont Public Service Corp.	3	56
CH Energy Group Inc. (b)	5	167
Chesapeake Utilities Corp.	2	52
Cleco Corp. (b)	18	413
Connecticut Water Services Inc.	3	56
Consolidated Water Co. Ltd.	4	81
El Paso Electric Co. (c)	13	264
Empire District Electric Co.	10	186
EnergySouth Inc. (b)	2	107
IDACORP Inc. (b)	13	384
ITC Holdings Corp.	15	747
Laclede Group Inc. (b)	6	262
MGE Energy Inc. (b)	7	214
Middlesex Water Co.	4	65
New Jersey Resources Corp.	12	407
Nicor Inc. (b)	13	567
Northwest Natural Gas Co. (b)	8	364
NorthWestern Corp. (b)	12	295
Ormat Technologies Inc.	5	257
Piedmont Natural Gas Co. (b)	22	567
PNM Resources Inc.	23	274
Portland General Electric Co.	18	414
SJW Corp. (b)	4	105
South Jersey Industries Inc.	9	330
Southwest Gas Corp.	13	378
Southwest Water Co. (b)	7	72
Synthesis Energy Systems Inc. (c)	6	52
UIL Holdings Corp.	8	221
UniSource Energy Corp. (b)	10	318
US Geothermal Inc. (c)	18	53
Westar Energy Inc. (b)	31	666
WGL Holdings Inc. (b)	15	510
		10,779
Total Common Stocks (cost $346,245)		311,940

WARRANTS - 0.0%
Pegasus Warrant (f)	1	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 38.1%
Mutual Funds - 3.8%
JNL Money Market Fund, 2.37% (a) (h)	12,004	12,004

Securities Lending Collateral - 34.0%
Mellon GSL Delaware Business Trust Collateral
Fund, 2.70% (a) (h)	109,534	108,581

U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 1.99%, 09/18/08 (o)	900	896

Total Short Term Investments (cost $122,434)		121,481

Total Investments - 135.8% (cost $468,679)		433,421
Other Assets and Liabilities, Net - (35.8%)		-114,368
Total Net Assets - 100%		$319,053

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 17.5%
Aristocrat Leisure Ltd. (b)	36	$222
Bayerische Motoren Werke AG	56	2,707
Bayerische Motoren Werke AG - PFD	18	698
Bulgari SpA (b)	144	1,444
Burberry Group Plc	118	1,065
Carnival Corp.	93	3,049
Dish TV India Ltd. (c)	210	147
Grupo Televisa SA - ADR (b)	138	3,252
Hennes & Mauritz AB - Class B	97	5,222
Inditex SA (b)	55	2,507
International Game Technology	37	912
LVMH Moet Hennessy Louis Vuitton SA (b)	42	4,408
McDonald’s Corp.	50	2,789
Sega Sammy Holdings Inc. (b)	46	399
Shuffle Master Inc. (b) (c)	26	127
Sirius Satellite Radio Inc. (b) (c)	835	1,602
Sony Corp.	106	4,641
Tiffany & Co. (b)	71	2,910
Tod’s SpA (b)	24	1,315
Toyota Motor Corp.	41	1,916
Walt Disney Co.	107	3,345
Wire & Wireless India Ltd. (c)	196	98
WPP Group Plc	124	1,183
Zee Entertainment Enterprises Ltd.	229	1,065
		47,023
CONSUMER STAPLES - 9.3%
Cadbury Plc	180	2,255
Cia de Bebidas das Americas - ADR (b)	28	1,753
Colgate-Palmolive Co.	30	2,059
Diageo Plc	84	1,533
Dr. Pepper Snapple Group Inc. (c)	33	697
Fomento Economico Mexicano SA de CV	664	3,021
Grupo Modelo SA	279	1,421
Hindustan Lever Ltd.	362	1,740
Reckitt Benckiser Plc	60	3,045
Seven & I Holdings Co. Ltd.	38	1,085
Tesco Plc	358	2,615
Wal-Mart Stores Inc.	67	3,749
		24,973
ENERGY - 6.7%
BP Plc - ADR	39	2,729
Husky Energy Inc. (b)	91	4,342
Technip SA (b)	44	4,044
Total SA (b)	26	2,175
Transocean Inc. (b) (c)	30	4,627
		17,917
FINANCIALS - 12.0%
3i Group Plc	75	1,228

ACE Ltd.	28	1,549
AFLAC Inc.	42	2,663
Allianz AG	21	3,696
American International Group Inc.	96	2,543
Citigroup Inc.	85	1,430
Credit Suisse Group	81	3,703
HSBC Holdings Plc	198	3,065
ICICI Bank Ltd. - ADR	21	611
Investor AB - Class B	116	2,438
Royal Bank of Scotland Group Plc	725	3,085
Societe Generale - Class A (b)	23	1,969
Sony Financial Holdings Inc.	-	740
Sumitomo Mitsui Financial Group Inc.	-	2,716
XL Capital Ltd. - Class A	38	790
		32,226
HEALTH CARE - 6.9%
Acadia Pharmaceuticals Inc. (b) (c)	27	99
Aetna Inc.	23	916
Basilea Pharmaceutical AG (c)	2	311
Chugai Pharmaceutical Co. Ltd. (b)	58	928
Gilead Sciences Inc. (c)	40	2,107
InterMune Inc. (b) (c)	24	311
NicOx SA (b) (c)	16	228
Regeneron Pharmaceuticals Inc. (c)	16	230
Roche Holding AG	30	5,469
Sanofi-Aventis (b)	37	2,473
Seattle Genetics Inc. (c)	44	373
Shionogi & Co. Ltd. (b)	137	2,703
Smith & Nephew Plc	123	1,353
Theravance Inc. (b) (c)	39	464
WellPoint Inc. (c)	15	696
		18,661
INDUSTRIALS - 13.5%
3M Co.	41	2,881
Assa Abloy AB (b)	191	2,748
Boeing Co.	19	1,229
Emerson Electric Co.	66	3,264
Empresa Brasileira de Aeronautica SA - ADR	67	1,765
European Aeronautic Defence & Space Co. NV (b)	114	2,148
Experian Group Ltd.	89	658
Fanuc Ltd.	10	938
Koninklijke Philips Electronics NV	104	3,536
Lockheed Martin Corp.	18	1,776
Mitsubishi Electric Corp.	130	1,402
Northrop Grumman Corp.	23	1,552
Raytheon Co. (b)	35	1,975
Secom Co. Ltd.	30	1,434
Siemens AG	55	6,127
TNT NV	60	2,042
United Parcel Service Inc. - Class B	11	700

		36,175
INFORMATION TECHNOLOGY - 26.7%
Adobe Systems Inc. (c)	98	3,852
Altera Corp.	107	2,211
Automatic Data Processing Inc.	88	3,675
Corning Inc.	145	3,335
Cree Inc. (b) (c)	62	1,421
eBay Inc. (c)	164	4,482
Hoya Corp.	76	1,755
Infosys Technologies Ltd.	89	3,591
Intuit Inc. (c)	123	3,380
Juniper Networks Inc. (b) (c)	183	4,048
Keyence Corp.	7	1,781
Kyocera Corp.	15	1,403
Linear Technology Corp. (b)	44	1,436
Maxim Integrated Products Inc.	99	2,083
MediaTek Inc.	226	2,611
Microsoft Corp.	161	4,440
Murata Manufacturing Co. Ltd.	46	2,166
Nidec Corp.	13	839
Nintendo Co. Ltd.	4	2,144
SAP AG (b)	81	4,246
Square Enix Co. Ltd. (b)	50	1,467
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	325	3,547
Tandberg ASA (b)	90	1,477
Telefonaktiebolaget LM Ericsson - Class B	825	8,577
Xilinx Inc. (b)	71	1,800
		71,767
TELECOMMUNICATION SERVICES - 4.0%
KDDI Corp.	-	3,002
SK Telecom Co. Ltd. - ADR	110	2,277
Vodafone Group Plc	1,904	5,611
		10,890
UTILITIES - 1.4%
Fortum Oyj	77	3,908

Total Common Stocks (cost $261,529)		263,540

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Porsche Automobil Holding SE	13	2,017

Total Preferred Stocks (cost $1,319)		2,017

CORPORATE BONDS AND NOTES - 0.1%
HEALTH CARE - 0.1%
Theravance Inc., 3.00%, 01/15/15	270	192

Total Corporate Bonds and Notes (cost $270)		192

SHORT TERM INVESTMENTS - 17.1%
Mutual Funds – 0.9%
JNL Money Market Fund, 2.37% (a) (h)	2,561	2,561

Securities Lending Collateral - 16.2%
Mellon GSL Delaware Business Trust Collateral
Fund, 2.70% (h)	43,925	43,543

Total Short Term Investments (cost $46,486)		46,104

Total Investments - 116.0% (cost $309,604)		311,853
Other Assets and Liabilities, Net - (16.0%)		-43,011
Total Net Assets - 100%		$268,842

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 14.4%
Advance Auto Parts Inc.	2	$58
Amazon.com Inc. (b) (c)	115	8,433
AnnTaylor Stores Corp. (b) (c)	2	43
Apollo Group Inc. - Class A (b) (c)	3	151
Bed Bath & Beyond Inc. (b) (c)	194	5,443
Best Buy Co. Inc. (b)	60	2,376
Boyd Gaming Corp. (b)	1	15
Cablevision Systems Corp. - Class A (b) (c)	181	4,093
Carmax Inc. (b) (c)	280	3,973
Centex Corp.	1	16
Central European Media Entertainment Ltd. (b) (c)	1	81
Cheesecake Factory Inc. (b) (c)	102	1,623
Chipotle Mexican Grill Inc. (b) (c)	63	4,718
Choice Hotels International Inc. (b)	3	80
Clear Channel Outdoor Holdings Inc. (b) (c)	194	3,466
Coach Inc. (c)	5	144
CTC Media Inc. (c)	3	84
Ctrip.com International Ltd. – ADR	2	69
DeVry Inc. (b)	2	123
Dick’s Sporting Goods Inc. (b) (c)	2	28
Discovery Holding Co. (c)	245	5,374
DreamWorks Animation SKG Inc. (b) (c)	87	2,593
Expedia Inc. (b) (c)	260	4,779
Family Dollar Stores Inc. (b)	3	58
Focus Media Holding Ltd. - ADR (b) (c)	4	103
Gaylord Entertainment Co. (b) (c)	107	2,564
Gentex Corp. (b)	4	52
H&R Block Inc.	2	49
Harley-Davidson Inc. (b)	3	109
International Game Technology	181	4,516

ITT Educational Services Inc. (b) (c)	1	107
J Crew Group Inc. (b) (c)	93	3,070
KB Home (b)	1	22
Lamar Advertising Co. (b) (c)	217	7,829
Las Vegas Sands Corp. (c)	2	95
Lennar Corp. (b)	2	21
LKQ Corp. (b) (c)	71	1,283
Marriott International Inc. - Class A (b)	214	5,605
Mattel Inc.	3	55
McGraw-Hill Cos. Inc.	5	193
Melco PBL Entertainment Macau Ltd. - ADR (c)	6	57
Men’s Wearhouse Inc. (b)	1	21
New Oriental Education & Technology Group - ADR (c)	1	58
Omnicom Group Inc.	5	211
O’Reilly Automotive Inc. (b) (c)	169	3,768
Panera Bread Co. - Class A (b) (c)	21	976
PetSmart Inc. (b)	223	4,445
PF Chang’s China Bistro Inc. (b) (c)	24	536
Pinnacle Entertainment Inc. (b) (c)	89	934
Priceline.com Inc. (b) (c)	1	81
Pulte Homes Inc. (b)	2	19
Ross Stores Inc.	4	142
Royal Caribbean Cruises Ltd. (b)	1	31
Shaw Communications Inc. (b)	4	77
Staples Inc.	5	112
Starbucks Corp. (c)	4	55
Starwood Hotels & Resorts Worldwide Inc.	2	96
Thor Industries Inc. (b)	1	28
Tiffany & Co. (b)	4	155
Tim Hortons Inc. (b)	105	3,021
TJX Cos. Inc.	6	186
Toll Brothers Inc. (b) (c)	2	39
Tractor Supply Co. (b) (c)	1	32
Urban Outfitters Inc. (b) (c)	2	69
WABCO Holdings Inc.	148	6,867
Williams-Sonoma Inc. (b)	65	1,286
Winnebago Industries Inc. (b)	2	17
WMS Industries Inc. (b) (c)	2	48
WPP Group Plc - ADR	2	100
Wynn Resorts Ltd. (b)	1	98
XM Satellite Radio Holdings Inc. - Class A (c)	295	2,313
Yum! Brands Inc.	8	270
		99,642
CONSUMER STAPLES - 1.4%
Avon Products Inc.	6	202
Brown-Forman Corp. - Class B (b)	2	181
Clorox Co.	2	94
Hershey Co. (b)	2	62
McCormick & Co. Inc. (b)	5	168
Shoppers Drug Mart Corp.	71	3,892

Whole Foods Market Inc. (b)	209	4,951
		9,550
ENERGY - 11.0%
Arch Coal Inc.	4	323
Bill Barrett Corp. (b) (c)	2	125
BJ Services Co. (b)	255	8,157
Cabot Oil & Gas Corp. - Class A	2	149
Cameron International Corp. (c)	37	2,026
CNX Gas Corp. (c)	142	5,970
Compton Petroleum Corp. (c)	7	94
Concho Resources Inc. (c)	5	168
Consol Energy Inc.	66	7,405
Core Laboratories NV (c)	2	327
Diamond Offshore Drilling Inc. (b)	2	237
EOG Resources Inc. (b)	67	8,790
FMC Technologies Inc. (c)	56	4,316
Forest Oil Corp. (b) (c)	3	194
Foundation Coal Holdings Inc. (b)	4	328
Mariner Energy Inc. (b) (c)	2	89
Murphy Oil Corp. (b)	82	8,060
Nabors Industries Ltd. (c)	4	177
Newfield Exploration Co. (c)	3	209
Peabody Energy Corp.	40	3,522
SandRidge Energy Inc. (c)	34	2,202
Smith International Inc.	160	13,294
Sunoco Inc. (b)	2	81
Tetra Technologies Inc. (b) (c)	123	2,923
Trican Well Service Ltd.	93	2,319
Ultra Petroleum Corp. (c)	3	304
Weatherford International Ltd. (c)	8	377
Williams Cos. Inc.	8	314
XTO Energy Inc. (b)	58	3,974
		76,454
FINANCIALS - 6.3%
Affiliated Managers Group Inc. (b) (c)	35	3,134
Ameriprise Financial Inc.	74	3,010
Aon Corp.	2	78
Arch Capital Group Ltd. (c)	1	86
Assurant Inc.	65	4,281
Axis Capital Holdings Ltd.	149	4,433
BlackRock Inc. (b)	1	106
City National Corp. (b)	1	34
East West Bancorp Inc. (b)	2	11
Eaton Vance Corp. (b)	170	6,775
Federated Investors Inc. - Class B	2	79
HCC Insurance Holdings Inc.	2	49
Interactive Brokers Group Inc. (c)	108	3,480
IntercontinentalExchange Inc. (c)	2	171
Janus Capital Group Inc. (b)	3	71
Lazard Ltd. - Class A	3	106

Legg Mason Inc.	1	41
Markel Corp. (c)	-	62
Moody’s Corp. (b)	4	131
Northern Trust Corp.	4	288
NYMEX Holdings Inc.	2	173
Och-Ziff Capital Management Group LLC (b)	106	2,015
optionsXpress Holdings Inc. (b)	2	54
Philadelphia Consolidated Holding Co. (c)	87	2,938
Principal Financial Group Inc. (b)	58	2,434
Raymond James Financial Inc. (b)	105	2,771
RenaissanceRe Holdings Ltd.	1	49
SEI Investments Co.	3	66
St. Joe Co. (b)	80	2,746
SVB Financial Group (b) (c)	27	1,313
TD Ameritrade Holding Corp. (b) (c)	142	2,569
		43,554
HEALTH CARE - 16.5%
Alexion Pharmaceuticals Inc. (b) (c)	30	2,146
Alkermes Inc. (b) (c)	92	1,137
Allergan Inc.	4	214
American Medical Systems Holdings Inc. (b) (c)	3	51
Amylin Pharmaceuticals Inc. (b) (c)	77	1,963
Applera Corp. - Applied Biosystems Group (c)	50	1,674
ArthroCare Corp. (b) (c)	1	57
Becton Dickinson & Co.	1	65
Biogen Idec Inc. (c)	1	73
BioMarin Pharmaceutical Inc. (b) (c)	86	2,478
Celgene Corp. (c)	1	70
Cephalon Inc. (b) (c)	116	7,749
Cerner Corp. (b) (c)	91	4,111
Charles River Laboratories International Inc. (b) (c)	3	160
Cigna Corp.	4	149
Community Health Systems Inc. (b) (c)	64	2,111
Covance Inc. (c)	1	60
Coventry Health Care Inc. (c)	78	2,364
CR Bard Inc.	55	4,837
DaVita Inc. (c)	1	74
DENTSPLY International Inc.	65	2,381
Edwards Lifesciences Corp. (b) (c)	147	9,132
Elan Corp. Plc - ADR (b) (c)	287	10,217
Express Scripts Inc. (c)	3	188
Gen-Probe Inc. (c)	48	2,274
Genzyme Corp. (c)	2	130
Gilead Sciences Inc. (b) (c)	9	477
Health Net Inc. (c)	87	2,091
Healthways Inc. (b) (c)	2	50
Henry Schein Inc. (b) (c)	127	6,529
Hologic Inc. (b) (c)	3	70
Human Genome Sciences Inc. (b) (c)	196	1,021
Humana Inc. (c)	64	2,553

Idexx Laboratories Inc. (b) (c)	3	122
Illumina Inc. (b) (c)	64	5,575
ImClone Systems Inc. (b) (c)	38	1,554
Intuitive Surgical Inc. (b) (c)	1	162
Invitrogen Corp. (b) (c)	4	149
Laboratory Corp. of America Holdings (b) (c)	32	2,235
Lincare Holdings Inc. (b) (c)	3	74
Martek Biosciences Corp. (b) (c)	3	91
Masimo Corp. (b) (c)	3	100
McKesson Corp.	2	84
Medarex Inc. (b) (c)	86	568
Millipore Corp. (b) (c)	74	5,015
Myriad Genetics Inc. (b) (c)	44	2,017
OSI Pharmaceuticals Inc. (b) (c)	51	2,107
Patterson Cos. Inc. (b) (c)	2	50
Qiagen NV (b) (c)	205	4,133
Quest Diagnostics Inc. (b)	2	107
Resmed Inc. (b) (c)	43	1,533
Sepracor Inc. (b) (c)	69	1,374
St. Jude Medical Inc. (c)	6	229
Techne Corp. (c)	2	139
Theravance Inc. (b) (c)	91	1,083
Valeant Pharmaceutical International (b) (c)	230	3,935
Varian Medical Systems Inc. (b) (c)	2	93
Vertex Pharmaceuticals Inc. (b) (c)	129	4,321
Warner Chilcott Ltd. (b) (c)	183	3,102
Waters Corp. (c)	86	5,547
Zimmer Holdings Inc. (c)	1	88
		114,243
INDUSTRIALS - 15.2%
Alliant Techsystems Inc. (b) (c)	74	7,514
American Reprographics Co. (b) (c)	4	65
Ametek Inc.	242	11,406
Avery Dennison Corp. (b)	-	18
CH Robinson Worldwide Inc. (b)	4	192
Chicago Bridge & Iron Co. NV - NYS	1	56
Corporate Executive Board Co.	2	84
Cummins Inc.	4	236
Danaher Corp. (b)	40	3,092
Donaldson Co. Inc. (b)	3	129
Dun & Bradstreet Corp.	1	88
Empresa Brasileira de Aeronautica SA - ADR	3	66
Equifax Inc. (b)	2	67
Expeditors International Washington Inc.	5	211
Fastenal Co. (b)	100	4,303
Fluor Corp.	1	261
Foster Wheeler Ltd. (c)	3	205
General Cable Corp. (b) (c)	1	79
Goodrich Corp.	2	76
Graco Inc. (b)	2	84

Harsco Corp.	28	1,496
HNI Corp. (b)	1	25
IDEX Corp. (b)	178	6,548
IHS Inc. (b) (c)	51	3,550
II-VI Inc. (b) (c)	2	63
ITT Corp.	93	5,883
Joy Global Inc.	3	243
Landstar System Inc. (b)	4	232
Manpower Inc. (b)	90	5,212
McDermott International Inc. (c)	5	291
Monster Worldwide Inc. (b) (c)	101	2,075
MSC Industrial Direct Co. - Class A (b)	72	3,176
Oshkosh Truck Corp. (b)	94	1,945
Paccar Inc.	3	105
Pall Corp.	1	56
Precision Castparts Corp.	2	231
Quanta Services Inc. (b) (c)	240	7,968
Republic Services Inc. - Class A	5	150
Ritchie Bros. Auctioneers Inc.	8	203
Robert Half International Inc. (b)	213	5,113
Rockwell Collins Inc.	178	8,522
Roper Industries Inc. (b)	207	13,644
SkyWest Inc.	3	38
Southwest Airlines Co. (b)	494	6,447
Stericycle Inc. (b) (c)	3	129
SunPower Corp. (b) (c)	20	1,440
Terex Corp. (c)	2	86
UTI Worldwide Inc.	109	2,179
WW Grainger Inc. (b)	1	106
		105,388
INFORMATION TECHNOLOGY - 24.3%
Activision Inc. (c)	4	132
Adobe Systems Inc. (b) (c)	2	63
Altera Corp. (b)	297	6,146
Amdocs Ltd. (c)	209	6,149
Analog Devices Inc.	4	137
Ansys Inc. (b) (c)	2	80
Autodesk Inc. (b) (c)	132	4,446
Baidu.com (c)	-	63
Broadcom Corp. - Class A (c)	6	164
Ciena Corp. (b) (c)	104	2,410
Citrix Systems Inc. (c)	3	85
Cogent Inc. (c)	4	50
Cognizant Technology Solutions Corp. (c)	6	189
Cree Inc. (b) (c)	61	1,391
Cymer Inc. (b) (c)	1	30
Digital River Inc. (b) (c)	2	62
Dolby Laboratories Inc. - Class A (b) (c)	129	5,183
DST Systems Inc. (b) (c)	124	6,826
Electronic Arts Inc. (c)	5	204

F5 Networks Inc. (c)	3	82
Factset Research Systems Inc. (b)	34	1,939
Fairchild Semiconductor International Inc. (c)	3	34
Fidelity National Information Services Inc.	1	44
Fiserv Inc. (c)	127	5,767
FLIR Systems Inc. (b) (c)	299	12,118
Foundry Networks Inc. (b) (c)	5	61
Global Payments Inc.	178	8,276
Harris Corp.	37	1,868
Integrated Device Technology Inc. (c)	3	34
Intersil Corp. (b)	162	3,942
Intuit Inc. (c)	5	132
Iron Mountain Inc. (b) (c)	191	5,080
Jabil Circuit Inc.	5	80
Jack Henry & Associates Inc. (b)	130	2,805
JDS Uniphase Corp. (b) (c)	465	5,282
Juniper Networks Inc. (b) (c)	331	7,337
KLA-Tencor Corp. (b)	1	49
Lam Research Corp. (c)	1	40
Linear Technology Corp. (b)	4	143
Logitech International SA (c)	3	67
Marvell Technology Group Ltd. (c)	425	7,511
Maxim Integrated Products Inc.	3	63
McAfee Inc. (c)	149	5,084
MEMC Electronic Materials Inc. (c)	3	166
Microchip Technology Inc. (b)	159	4,862
Micros Systems Inc. (b) (c)	125	3,811
National Instruments Corp.	2	62
National Semiconductor Corp.	6	127
NetApp Inc. (b) (c)	9	197
NeuStar Inc. - Class A (b) (c)	2	47
ON Semiconductor Corp. (b) (c)	449	4,116
Paychex Inc.	7	216
Perot Systems Corp. (b) (c)	5	80
PMC - Sierra Inc. (b) (c)	436	3,335
QLogic Corp. (c)	4	61
Red Hat Inc. (b) (c)	227	4,695
SAIC Inc. (c)	379	7,887
Salesforce.com Inc. (b) (c)	34	2,340
Satyam Computer Services Ltd. - ADR (b)	5	115
Seagate Technology Inc.	299	5,726
Silicon Laboratories Inc. (c)	2	87
Sina Corp. (c)	2	85
Symantec Corp. (c)	4	68
Synopsys Inc. (c)	2	55
Teradyne Inc. (b) (c)	273	3,025
THQ Inc. (b) (c)	3	58
Trimble Navigation Ltd. (b) (c)	4	157
Varian Semiconductor Equipment Associates Inc. (b) (c)	90	3,130
VeriSign Inc. (b) (c)	183	6,917

VistaPrint Ltd. (b) (c)	2	44
Western Union Co.	341	8,437
Xilinx Inc. (b)	255	6,441
Zebra Technologies Corp. (b) (c)	1	47
		168,042
MATERIALS - 2.0%
Agnico-Eagle Mines Ltd.	101	7,474
Albemarle Corp.	2	68
Carpenter Technology Corp.	4	166
Cleveland-Cliffs Inc.	2	250
Ecolab Inc.	3	138
Intrepid Potash Inc. (c)	17	1,092
Sigma-Aldrich Corp. (b)	1	59
Teck Cominco Ltd. - Class B	95	4,555
		13,802
TELECOMMUNICATION SERVICES - 3.5%
American Tower Corp. (c)	170	7,191
Crown Castle International Corp. (b) (c)	191	7,401
Leap Wireless International Inc. (b) (c)	116	4,999
MetroPCS Communications Inc. (b) (c)	171	3,023
NII Holdings Inc. - Class B (b) (c)	3	119
Rogers Communications Inc.	31	1,198
SBA Communications Corp. (c)	6	198
		24,129
UTILITIES - 1.2%
AES Corp. (c)	86	1,660
Dynegy Inc. (c)	502	4,292
Reliant Energy Inc. (c)	113	2,410
		8,362

Total Common Stocks (cost $586,949)		663,166

SHORT TERM INVESTMENTS - 37.3%
Mutual Funds - 4.2%
JNL Money Market Fund, 2.37% (a) (h)	5,373	5,373
T. Rowe Price Reserves Investment Fund, 2.73% (a) (h)	23,446	23,446
		28,819
Securities Lending Collateral - 33.1%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	231,025	229,015

Total Short Term Investments (cost $259,844)		257,834

Total Investments - 133.1% (cost $846,793)		921,000
Other Assets and Liabilities, Net - (33.1%)		-229,198
Total Net Assets - 100%		$691,802

JNL/T. Rowe Price Value Fund

COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 17.8%
Bed Bath & Beyond Inc. (b) (c)	235	$6,595
Cablevision Systems Corp. - Class A (b) (c)	317	7,169
CBS Corp. - Class B (b)	97	1,889
Comcast Corp. - Class A	48	917
Comcast Corp. - Special Class A	126	2,369
Discovery Holding Co. (c)	239	5,240
DISH Network Corp. (c)	176	5,144
Fortune Brands Inc.	96	5,979
General Motors Corp. (b)	104	1,199
H&R Block Inc. (b)	334	7,137
Harley-Davidson Inc. (b)	162	5,870
Home Depot Inc.	335	7,848
International Game Technology	225	5,611
Kohl’s Corp. (c)	164	6,567
Liberty Entertainment Ltd. - Class A (c)	222	5,389
Liberty Media Corp. - Capital (c)	60	867
Liberty Media Corp. - Interactive (c)	191	2,815
New York Times Co. - Class A (b)	166	2,549
Newell Rubbermaid Inc.	324	5,440
RadioShack Corp. (b)	19	230
Sony Corp. - ADR	107	4,671
Time Warner Cable Inc. - Class A (b) (c)	113	2,982
Time Warner Inc.	582	8,617
TJX Cos. Inc. (b)	196	6,162
Viacom Inc. - Class B (c)	49	1,509
		110,765
CONSUMER STAPLES - 7.8%
Altria Group Inc.	28	565
Anheuser-Busch Cos. Inc.	195	12,095
Avon Products Inc.	113	4,063
Campbell Soup Co.	6	212
Coca-Cola Co.	70	3,649
Coca-Cola Enterprises Inc. (b)	104	1,804
General Mills Inc.	8	492
Heineken NV	15	759
Hershey Co. (b)	123	4,022
Kraft Foods Inc. - Class A	125	3,562
Philip Morris International Inc.	28	1,358
Sara Lee Corp.	462	5,661
Wal-Mart Stores Inc.	179	10,054
		48,296
ENERGY - 16.0%
Baker Hughes Inc.	84	7,363
BJ Services Co. (b)	319	10,195
ConocoPhillips	48	4,484
Consol Energy Inc.	37	4,180
Exxon Mobil Corp.	82	7,244
Murphy Oil Corp. (b)	121	11,825

Royal Dutch Shell Plc - ADR	97	7,959
Schlumberger Ltd.	98	10,474
Spectra Energy Corp.	200	5,751
Statoil ASA	263	9,816
Sunoco Inc. (b)	171	6,970
Total SA - ADR	155	13,191
		99,452
FINANCIALS - 16.3%
American Express Co.	54	2,049
American International Group Inc.	187	4,937
Ameriprise Financial Inc.	130	5,279
Bank of America Corp.	324	7,734
Bank of New York Mellon Corp.	69	2,625
Berkshire Hathaway Inc. - Class A (c)	-	4,226
Capital One Financial Corp. (b)	81	3,090
Citigroup Inc.	379	6,344
Fannie Mae	99	1,931
Fifth Third Bancorp	80	812
First Horizon National Corp. (b)	583	4,332
Genworth Financial Inc. - Class A	353	6,287
Hartford Financial Services Group Inc.	51	3,274
JPMorgan Chase & Co.	119	4,076
Lazard Ltd. - Class A	31	1,072
Lehman Brothers Holdings Inc.	36	712
Lincoln National Corp.	53	2,393
Marsh & McLennan Cos. Inc.	245	6,505
Merrill Lynch & Co. Inc.	127	4,040
Morgan Stanley	97	3,506
National City Corp.	132	632
SLM Corp. (c)	182	3,520
St. Joe Co. (b)	269	9,236
State Street Corp.	84	5,356
SunTrust Banks Inc. (b)	117	4,220
U.S. Bancorp	30	839
Willis Group Holdings Ltd. (b)	65	2,036
		101,063
HEALTH CARE - 10.5%
Amgen Inc. (b) (c)	153	7,234
Boston Scientific Corp. (c)	244	2,996
Cardinal Health Inc.	104	5,369
Cigna Corp.	122	4,325
Covidien Ltd.	185	8,855
Johnson & Johnson	139	8,963
Medtronic Inc.	137	7,100
Merck & Co. Inc.	116	4,353
Pfizer Inc.	299	5,231
Schering-Plough Corp.	136	2,682
WellPoint Inc. (c)	35	1,668
Wyeth	128	6,134
		64,910

INDUSTRIALS - 10.5%
3M Co.	95	6,576
Avery Dennison Corp.	27	1,208
General Electric Co.	560	14,946
Illinois Tool Works Inc. (b)	163	7,735
Raytheon Co.	63	3,568
Southwest Airlines Co.	645	8,411
Tyco International Ltd.	177	7,075
Union Pacific Corp.	96	7,210
Waste Management Inc.	215	8,123
		64,852
INFORMATION TECHNOLOGY - 10.4%
Alcatel-Lucent (b) (c)	228	1,375
Alcatel-Lucent - ADR (b) (c)	922	5,566
Analog Devices Inc.	135	4,283
Dell Inc. (c)	437	9,551
Intel Corp.	276	5,928
International Business Machines Corp.	64	7,562
Juniper Networks Inc. (c)	67	1,475
Microsoft Corp.	351	9,648
Nokia Oyj - Class A - ADR	110	2,690
Texas Instruments Inc.	153	4,303
Tyco Electronics Ltd.	140	5,022
Western Union Co.	208	5,129
Yahoo! Inc. (c)	92	1,903
		64,435
MATERIALS - 3.6%
AbitibiBowater Inc. (b)	18	169
Alcoa Inc.	102	3,637
EI Du Pont de Nemours & Co.	151	6,468
International Paper Co. (b)	287	6,687
MeadWestvaco Corp.	228	5,440
		22,401
TELECOMMUNICATION SERVICES - 1.5%
Qwest Communications International Inc. (b)	293	1,149
Sprint Nextel Corp.	883	8,388
		9,537
UTILITIES - 2.7%
Entergy Corp.	58	6,952
NiSource Inc. (b)	277	4,963
Pinnacle West Capital Corp. (b)	165	5,071
		16,986

Total Common Stocks (cost $625,943)		602,697

PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.3%
General Motors Corp., Convertible Preferred,
1.50%, 05/28/09	75	1,620

FINANCIALS - 1.0%
Lehman Brothers Holdings Inc.
8.75%, Series Q, 07/01/11	2	1,859
7.25%, Series P, 12/31/49 (p)	2	1,649
Merrill Lynch Project Green Convertible Preferred (f) (s) (t)	-	1,950
National City Corp. (f) (s) (t)	-	954
		6,412

TELECOMMUNICATION SERVICES - 0.1%
Lucent Technologies Capital Trust I, 7.75%, 03/15/17	1	607

Total Preferred Stocks (cost $10,913)		8,639

CORPORATE BONDS AND NOTES - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Ford Motor Co., 4.25%, 12/15/36	1,082	787

MATERIALS - 0.1%
Newmont Mining Corp., 1.63%, 07/15/17 (e) (t)	535	689

Total Corporate Bonds and Notes (cost $1,616)		1,476

SHORT TERM INVESTMENTS - 16.4%
Mutual Funds - 1.6%
JNL Money Market Fund, 2.37% (a) (h)	2,350	2,350
T. Rowe Price Reserves Investment Fund, 2.73% (a) (h)	7,825	7,825
		10,175
Securities Lending Collateral - 14.8%
Mellon GSL Delaware Business Trust Collateral Fund,
2.70% (h)	92,598	91,793

Total Short Term Investments (cost $102,773)		101,968

Total Investments - 115.2% (cost $741,245)		714,780
Other Assets and Liabilities, Net - (15.2%)		-94,059
Total Net Assets - 100%		$620,721

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
June 30, 2008

(a)	Investment in affiliate.
(b)	All or portion of the security has been loaned.
(c)	Non-income producing security.
(d)	Issuer is in Chapter 11 bankruptcy and/or is in default relating to principal and/or interest.
(e)	Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.
(f)	Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards (“SFAS”) No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 note.
(g)	Investment purchased on a when-issued basis. As of June 30, 2008, the total cost of investments purchased on a when-issued basis is as follows:
JNL/Franklin Templeton Income Fund $120, JNL/Goldman Sachs Core Plus Bond Fund $66,276, JNL/Lazard Emerging Markets Fund $7,376, JNL/Mellon
Capital Management Bond Index Fund $504, JNL/PIMCO Real Return Fund $1,025,739, JNL/PIMCO Total Return Bond Fund $205,060,
and JNL/Select Balanced Fund $3,499.
(h)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2008.
(i)	Variable rate security. Rate stated is in effect as of June 30, 2008.
(j)	Zero coupon security. Rate stated is the effective yield as of June 30, 2008.
(k)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated is the coupon as of June 30, 2008.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Swap agreements in JNL/Goldman Sachs Core Plus Bond Fund have been collateralized with $6,720 cash.
(n)	All or a portion of the security or cash has been segregated as collateral for securities held short. Total value of segregated securities at June 30, 2008,
2008 is as follows: JNL/Credit Suisse Long/Short Fund $25,891 and JNL/Franklin Templeton Mutual Shares Fund $3,407.
(o)	All or a portion of the security or cash pledged as collateral for open futures contracts. As of June 30, 2008 the value of collateral is as follows: JNL/Goldman Sachs
Core Plus Bond Fund $905, JNL/Goldman Sachs Short Duration Bond Fund $1,213, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund $129,
JNL/Mellon Capital Management International Index Fund $1,295, JNL/Mellon Capital Management S&P 400 MidCap Index Fund $563, JNL/Mellon Capital
Management S&P 500 Index Fund $1,424, JNL/Mellon Capital Management Small Cap Index Fund $896, JNL/PIMCO Real Return Fund $8,117, and JNL/PIMCO
Total Return Bond Fund $8,819.
(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.
(r)	Treasury inflation indexed note, par amount is adjusted for inflation.
(s)	Security is restricted as to public resale. See restricted security note.
(t)	Illiquid security. At June 30, 2008, the aggregate value of illiquid securities and percentage of net assets is as follows: JNL/Capital Guardian Global
Balanced Fund, $2,809 - 1.1%; JNL/Capital Guardian International Small Cap Fund, $3,640 - 5.3%; JNL/Franklin Templeton Mutual Shares Fund, $3,286 - 1.0%;
JNL/Goldman Sachs Core Plus Bond Fund, $7,831 - 1.2%; JNL/Goldman Sachs Short Duration Bond Fund, $4,491 - 1.5%; JNL/JPMorgan MidCap Growth
Fund, $1,009 - 0.6%; JNL/JPMorgan U.S. Government & Quality Bond Fund, $8,818 - 2.4%; JNL/PIMCO Real Return Bond Fund $2,922 - 0.3%;
JNL/PIMCO Total Return Bond Fund, $27,126 - 2.0%; JNL/PPM America High Yield Bond Fund, $45 - 0.0%; JNL/Select Money Market Fund, $9,000 - 1.0%; and
JNL/T. Rowe Price Value Fund, $3,593 - 0.6%.
(u)	Rule 144A and Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2008 the value of Rule 144A or Section 4(2) securities is as follows: JNL/Franklin Templeton Global Growth Fund $1,247, JNL/Franklin Templeton Income Fund $92,400, JNL/Goldman
Sachs Core Plus Bond Fund $26,120, JNL/Goldman Sachs Short Duration Bond Fund $2,393, JNL/Lazard Emerging Markets Fund $5,520, JNL/Mellon
Capital Management Bond Index Fund $284, JNL/Mellon Capital Management International Index Fund $423, JNL/PIMCO Real Return Fund $127,443, JNL/PIMCO
Total Return Bond Fund $137,731, JNL/PPM America High Yield Bond Fund $28,676, JNL/Select Balanced Fund $5,329, and JNL/Select Money Market Fund $179,415.
(v)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(w) For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2008. Certain captions named "Other Securities" may include securities for which the footnotes mentioned above are applicable.

Currencies:	SGD - Singapore Dollar
ARS - Argentine Peso	USD - United States Dollar
AUD - Australian Dollar	ZAR - South African Rand
BRL - Brazilian Real	Abbreviations:
CAD - Canadian Dollar	"-" Amount rounds to less than one thousand.
CHF - Swiss Franc	ADR - American Depository Receipt
CLP - Chilean Peso	AMBAC - AMBAC Indemnity Corp.
CNY - Chinese Yuan	FGIC - Financial Guaranty Insurance Co.
COP - Colombian Peso	FSA - Financial Security Assurance Inc.
DKK - Danish Krone	GDR - Global Depository Receipt
EUR - European Currency Unit (Euro)	LIBOR - London Interbank Offered Rate
GBP - British Pound	MBIA - Municipal Bond Investors Assurance
HKD - Hong Kong Dollar	NYS - New York Registered Shares
HUF - Hungarian Forint	REIT - Real Estate Investment Trust
IDR - Indonesian Rupiah	REMIC - Real Estate Mortgage Investment Conduit
ILS - Israeli New Shekels	SPDR - Standard & Poor's Depository Receipt
INR - Indian Rupee	STIBOR - Stockholm Interbank Rate
JPY - Japanese Yen	TBA - To Be Announced
KRW - Korean Won	virt-x - a crossborder Recognised Investment Exchange
MXN - Mexican Peso	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with
MYR - Malaysian Ringgit	a term of 4.5 to 5.5 years
NOK - Norwegian Krone	Euro-Bund - debt instrument issued by the Federal Republic of Germany with
NZD - New Zealand Dollar	a term of 8.5 to 10 years
PHP - Philippine Peso	Euro-Buxl - debt instrument issued by the Federal Republic of Germany with
PLN - Polish Zloty	a term of 24 to 35 years
RUB - Russian Ruble	Euro-Schatz - debt instrument issued by the Federal Republic of Germany
SEK - Swedish Krona	with a term of 1.75 to 2.25 years

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2008

Restricted Securities - The following table consists of restricted securities which are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as well as, Rule 144A securities that have not been deemed liquid.

			Value End
	Acquisition		of Period	Percent of
	Date	Cost	6/30/2008	Net Assets

JNL/Capital Guardian International Small Cap Fund
Aricom Plc	12/6/2007	$ 2,368	$ 2,418	3.5%
CapitaRetail China Trust	12/6/2007	477	342	0.5
Hypermarcas SA	04/18/2008	133	159	0.2
Olam International Ltd.	06/01/2005	330	364	0.5
Sprott Inc.	05/09/2008	360	357	0.5
Total Illiquid Restricted Securities		$ 3,668	$ 3,640	5.2%

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$ 888	$ 463	0.1%
Cerberus Capital Management LP	08/06/2007	888	463	0.1
Cerberus Capital Management LP	08/06/2007	444	231	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	07/26/2007	780	406	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	07/26/2007	780	406	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	07/26/2007	390	203	0.1
Dana Holding Corp.	12/28/2007	91	90	-
Harrah's Investment LP	01/16/2008	39	26	-
Pontus I, 05/27/09	01/23/2008	242	208	0.1
Pontus II Claim on HMH Publishing, 9.14%, 07/24/09	02/13/2008	290	249	0.1
Pontus II Trust, 9.14%, 06/25/09	03/03/2008	145	125	-
Pontus III (Calpine Leveraged Loan) Credit Claim, 6.14%, 07/24/09	02/26/2008	262	315	0.1
Total Illiquid Restricted Securities		$ 5,239	$ 3,185	0.9%

JNL/T. Rowe Price Value Fund
Merrill Lynch Project Green Convertible Preferred Stock	01/18/2008	$ 3,000	$ 1,950	0.3%
National City Corp.	04/28/2008	1,000	954	0.2
Newmont Mining Corp., 1.63%, 07/15/17	07/13/2007	535	689	0.1
Total Illiquid Restricted Securities		$ 4,535	$ 3,593	0.6%

Investments in Affiliates - During the period ended June 30, 2008, certain Funds invested in money market funds for temporary purposes, which are managed by
JNAM or another affiliate. The JNL Money Market Fund is offered as a cash management tool to the Funds and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust
Collateral Fund, which may be considered affiliated with the Funds.

The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, and the
JNL/S&P Funds, excluding the JNL/S&P Retirement Strategy Funds, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P
Intrinsic Value Fund, and JNL/S&P Total Yield Fund, invest solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Fund LLC.

The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company®. The JNL/Mellon
Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. Transactions for the period ended
June 30, 2008 are shown below:

	Value					Value
	Beginning			Dividend		End
	of Period		Sales	Income	Realized	of Period
Affiliate	12/31/2007	Purchases	Proceeds	Received	Gain (Loss)	6/30/2008
Bank of New York Mellon Corp.	$2,815	$91	$42	$28	$18	$2,232
Prudential plc	1,589	93	42	30	13	1,226

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2008

Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” - In September 2006, the Financial Accounting Standards Board ("FASB")
issued SFAS No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosure requirements about fair value measurements.

SFAS No. 157 establishes a three level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Funds’ investments. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Funds’ assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds' assets as of June 30, 2008:

	Investments in Securities				Investments in Derivatives*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/AIM Small Cap Growth Fund	$ 72,777	$ 431	$ -	$ 73,208	$ -	$ -	$ -	$ -
JNL/Capital Guardian International Small Cap Fund	57,317	20,131	763	78,211	-	-	-	-
JNL/Franklin Templeton Income Fund	324,141	380,434	-	704,575	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	217,491	111,927	3,816	333,234	-	297	-	297
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	68,618	129	-	68,747	-	-	-	-
JNL/Mellon Capital Management International Index Fund	284,778	391,119	-	675,897	-	165	-	165
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	539,275	563	-	539,838	-	-	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	668,581	1,474	-	670,055	-	-	-	-
JNL/Mellon Capital Management Small Cap Index Fund	432,483	938	-	433,421	-	-	-	-
JNL/Oppenheimer Global Growth Fund	190,462	121,391	-	311,853	-	-	-
JNL/T. Rowe Price Mid-Cap Growth Fund	910,152	10,848	-	921,000	-	-	-	-
JNL/T. Rowe Price Value Fund	660,286	51,590	2,904	714,780	-	-	-	-

The following is a summary of the inputs used to value the Funds' liabilities as of June 30, 2008:

	Investments in Securities				Investments in Derivatives*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian International Small Cap Fund	$ -	$ -	$ -	$ -	$ -	$ (9)	$ -	$ (9)
JNL/Franklin Templeton Mutual Shares Fund	(608)	-	-	(608)	-	(1,490)	-	(1,490)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	-	-	-	-	(94)	-	-	(94)
JNL/Mellon Capital Management International Index Fund	-	-	-	-	(710)	(35)	-	(745)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	-	-	-	-	(356)	-	-	(356)
JNL/Mellon Capital Management S&P 500 Index Fund	-	-	-	-	(1,188)	-	-	(1,188)
JNL/Mellon Capital Management Small Cap Index Fund	-	-	-	-	(445)	-	-	(445)

The following table is a reconciliation of securities which represent significant unobservable inputs (Level 3) in determination of the fair value:

			Change In		Transfers In
	Balance At		Unrealized	Net	and/or Out of	Balance At
	Beginning of	Realized	Appreciation/	Purchases/	Level 3 During	End of
	Period	Gain/(Loss)	(Depreciation)	(Sales)	The Period	Period
JNL/Capital Guardian International Small Cap Fund	$ -	$ -	$ -	$ 394	$ -	$ 763
JNL/Franklin Templeton Income Fund	9,808	(367)	-	(3,170)	(6,666)	-
JNL/Franklin Templeton Mutual Shares Fund	3,594	26	-	2,347	-	3,816
JNL/T. Rowe Price Value Fund	-	-	-	-	-	2,904

* Investments in derivatives include, but are not limited to, forward foreign currency contracts, futures contracts, floor options, options written, and swap agreements. All derivatives, except for floor options and options written are valued at the unrealized appreciation/(depreciation) on the instrument. Written floor options and options are valued at market value.

Summary of Written Options (in thousands except contracts):
	Number of Contracts	Premiums
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2007	2,612	$ 27
Options written during the period	-	-
Options closed during the period	(12)	(8)
Options exercised during the period	-	-
Options expired during the period	(2,600)	(19)
Options outstanding at June 30, 2008	-	$ -

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2008

Schedule of Open Futures Contracts (in thousands except contracts):
			Unrealized
	Contracts		Appreciation/
	Long/(Short)		(Depreciation)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 E-Mini Index Future
Expiration March 2008	29	USD	$ (94)

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Index Future
Expiration September 2008	153	EUR	$ (393)
FTSE 100 Index Future
Expiration September 2008	48	GBP	(111)
Topix Index Future
Expiration September 2008	38	JPY	(206)
			$ (710)

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Index Future
Expiration September 2008	76	USD	$ (356)

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future
Expiration September 2008	355	USD	$ (1,188)

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
Expiration September 2008	139	USD	$ (445)

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued) (dollar amounts in thousands)
June 30, 2008

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized	Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)	Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/Capital Guardian International Small Cap Fund						JPY/USD	09/17/2008	26,980	JPY	255	$ -
USD/GBP	07/01/2008	(50)	GBP	$ (99)	$ -	USD/EUR	09/17/2008	(276)	EUR	(432)	(11)
USD/GBP	07/07/2008	(475)	GBP	(946)	(9)	USD/GBP	09/17/2008	(201)	GBP	(398)	(9)
				$ (1,045)	$ (9)	USD/JPY	09/17/2008	(33,985)	JPY	(321)	(6)
										$ 18,706	$ 130

JNL/Franklin Templeton Mutual Shares Fund
CAD/USD	10/27/2008	230	CAD	$ 225	$ -
JPY/USD	09/19/2008	12,000	JPY	114	(2)
KRW/USD	09/29/2008	732,550	KRW	700	-
USD/CAD	10/27/2008	(1,307)	CAD	(1,281)	(3)
USD/CAD	10/27/2008	(170)	CAD	(167)	2
USD/CAD	10/27/2008	(367)	CAD	(360)	6
USD/CHF	07/07/2008	(2,275)	CHF	(2,227)	(29)
USD/CHF	07/07/2008	(1,225)	CHF	(1,199)	(16)
USD/CHF	07/07/2008	(1,501)	CHF	(1,469)	(21)
USD/CHF	07/07/2008	(102)	CHF	(100)	1
USD/CHF	07/07/2008	(113)	CHF	(110)	(3)
USD/CHF	07/07/2008	(140)	CHF	(137)	(1)
USD/DKK	08/25/2008	(1,200)	DKK	(253)	(2)
USD/DKK	10/23/2008	(17,464)	DKK	(3,665)	(63)
USD/EUR	11/13/2008	(29,841)	EUR	(46,651)	(1,055)
USD/GBP	09/10/2008	(8,788)	GBP	(17,407)	(208)
USD/GBP	09/10/2008	(300)	GBP	(594)	(7)
USD/JPY	09/19/2008	(239,170)	JPY	(2,263)	218
USD/JPY	09/19/2008	(11,000)	JPY	(104)	7
USD/KRW	09/29/2008	(39,670)	KRW	(38)	2
USD/KRW	09/29/2008	(79,298)	KRW	(76)	4
USD/KRW	09/29/2008	(78,992)	KRW	(75)	5
USD/KRW	09/29/2008	(86,518)	KRW	(83)	5
USD/KRW	09/29/2008	(266,556)	KRW	(255)	18
USD/KRW	09/29/2008	(126,471)	KRW	(121)	9
USD/KRW	09/29/2008	(36,555)	KRW	(35)	3
USD/KRW	09/29/2008	(43,931)	KRW	(42)	3
USD/KRW	09/29/2008	(73,001)	KRW	(70)	5
USD/KRW	09/29/2008	(37,217)	KRW	(36)	2
USD/KRW	09/29/2008	(44,708)	KRW	(43)	2
USD/KRW	09/29/2008	(39,294)	KRW	(38)	-
USD/KRW	09/29/2008	(39,206)	KRW	$ (37)	$ -
USD/KRW	09/29/2008	(39,319)	KRW	(38)	-
USD/KRW	09/29/2008	(39,300)	KRW	(38)	-
USD/KRW	09/29/2008	(78,094)	KRW	(75)	-
USD/KRW	09/29/2008	(39,041)	KRW	(37)	-
USD/KRW	09/29/2008	(39,075)	KRW	(37)	-
USD/NOK	11/19/2008	(25,725)	NOK	(4,983)	(9)
USD/NOK	11/19/2008	(500)	NOK	(97)	1
USD/NOK	11/19/2008	(1,500)	NOK	(291)	4
USD/SEK	09/16/2008	(14,020)	SEK	(2,319)	(28)
USD/SGD	07/24/2008	(1,267)	SGD	(932)	(43)
USD/SGD	07/24/2008	(165)	SGD	(121)	-
USD/SGD	07/24/2008	(100)	SGD	(74)	-
				$ (86,939)	$ (1,193)
JNL/Mellon Capital Management International Index Fund
EUR/USD	09/17/2008	108	EUR	$ 170	$ -
EUR/USD	09/17/2008	3,170	EUR	4,971	(5)
EUR/USD	09/17/2008	1,266	EUR	1,985	43
EUR/USD	09/17/2008	177	EUR	278	7
EUR/USD	09/17/2008	36	EUR	56	1
EUR/USD	09/17/2008	178	EUR	279	5
EUR/USD	09/17/2008	177	EUR	277	4
EUR/USD	09/17/2008	126	EUR	$ 197	$ 2
EUR/USD	09/17/2008	69	EUR	109	1
EUR/USD	09/17/2008	137	EUR	215	2
EUR/USD	09/17/2008	272	EUR	426	-
GBP/USD	09/17/2008	59	GBP	117	1
GBP/USD	09/17/2008	1,553	GBP	3,074	26
GBP/USD	09/17/2008	631	GBP	1,249	30
GBP/USD	09/17/2008	116	GBP	229	6
GBP/USD	09/17/2008	58	GBP	115	2
GBP/USD	09/17/2008	58	GBP	114	1

GBP/USD	09/17/2008	126	GBP	250	2
GBP/USD	09/17/2008	57	GBP	112	2
GBP/USD	09/17/2008	222	GBP	439	1
JPY/USD	09/17/2008	301,960	JPY	2,856	(4)
JPY/USD	09/17/2008	13,845	JPY	131	1
JPY/USD	09/17/2008	125,145	JPY	1,184	17
JPY/USD	09/17/2008	13,620	JPY	129	2
JPY/USD	09/17/2008	13,975	JPY	132	2
JPY/USD	09/17/2008	14,095	JPY	133	2
JPY/USD	09/17/2008	12,561	JPY	119	1
JPY/USD	09/17/2008	27,030	JPY	256	4

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Investments by Country*:

	JNL/Capital		JNL/Mellon
	Guardian	JNL/Franklin	Capital	JNL/
	International	Templeton	Management	Oppenheimer
	Small Cap	Mutual	International	Global Growth
	Fund	Shares Fund	Index Fund	Fund

Argentina	0.1%	- %	- %	- %
Australia	7.2	-	6.8	0.1
Austria	-	-	0.7	-
Bahrain	-	-	-	-
Belgium	1.3	1.2	1.2	-
Bermuda	2.3	-	-	0.3
Brazil	1.0	-	-	1.3
Canada	16.2	0.5	-	1.6
Chile	-	-	-	-
China	-	-	-	-
Colombia	-	-	-	-
Denmark	1.1	2.4	1.1	-
Egypt	-	-	-	-
Finland	0.2	-	1.6	1.5
France	1.9	4.2	9.6	5.8
Germany	5.7	5.6	9.0	7.3
Greece	0.5	-	0.7	-
Hong Kong	1.4	0.2	2.1	-
Hungary	-	-	-	-
India	-	-	-	2.7
Indonesia	-	-	-	-
Ireland	0.2	-	0.6	-
Israel	-	-	-	-
Italy	3.1	0.9	3.8	1.0
Japan	28.9	1.0	21.4	12.6
Luxembourg	0.6	-	0.9	-
Kazakhstan	-	-	-	-
Malaysia	0.1	-	-	-
Mexico	-	-	-	2.9
Netherlands	1.8	3.7	3.8	2.9
New Zealand	-	-	0.1	-
Norway	2.3	2.4	1.1	0.6
Panama	-	-	-	-
Philippines	-	-	-	-
Poland	-	-	-	-
Portugal	-	-	0.3	-
Russia	0.8	-	-	-
Singapore	2.1	0.7	1.2	-
South Africa	0.4	-	-	-
South Korea	2.7	1.0	-	0.9
Spain	-	0.8	4.1	0.9
Sweden	1.9	0.8	2.1	7.1
Switzerland	1.2	2.9	7.5	3.6
Taiwan	-	-	-	2.3
Thailand	-	-	-	-
Turkey	-	-	-	-
United Arab Emirates	0.3	-	-	-
United Kingdom	14.7	6.5	20.2	11.1
United States	-	65.2	0.1	33.5

Total
Investments	100.0%	100.0%	100.0%	100.0%

*The Funds presented in the above table are those which have greater than 10% of their portfolios invested in non-U.S. securities or greater than 5% of their portfolio in one country outside of the U.S. at June 30, 2008. Percentages represent the Funds' total long-term investments.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials

JNL/AIM Small Cap Growth Fund	9.5	2.1	8.3	4.5	13.5	14.0	19.5	2.8
JNL/Capital Guardian International Small Cap Fund	15.2	6.5	5.8	7.4	7.6	13.3	9.6	15.4
JNL/Franklin Templeton Income Fund	10.8	0.1	12.4	23.2	8.2	3.6	6.5	1.4
JNL/Franklin Templeton Mutual Shares Fund	13.1	20.6	3.9	18.0	6.2	8.4	8.8	5.9
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund	8.0	10.4	14.8	11.9	12.1	10.6	14.6	4.3
JNL/Mellon Capital Management International
Index Fund	8.4	6.9	7.8	21.0	6.1	10.0	4.4	9.6
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	8.8	2.3	8.3	11.0	7.7	12.9	11.0	6.4
JNL/Mellon Capital Management S&P 500
Index Fund	7.0	9.3	14.0	12.3	10.3	9.6	14.2	3.3
JNL/Mellon Capital Management Small Cap
Index Fund	8.9	2.3	6.6	13.3	9.6	12.0	12.6	3.3
JNL/Oppenheimer Global Growth Fund	15.7	8.0	5.7	10.3	6.1	11.6	23.0	-
JNL/T. Rowe Price Mid-Cap Growth Fund	10.8	1.0	8.3	4.7	12.4	11.4	18.3	1.5
JNL/T. Rowe Price Value Fund	15.8	6.8	13.9	15.0	9.1	9.1	9.0	3.2

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (continued)
June 30, 2008

Summary of Investments by Sector (percentage of total investments): (continued)

					Non-U.S.		U.S.
					Government		Government
					Agency		Agency
					Asset-		Mortgage-
	Investment	Telecommunication		Government	Backed	Short-Term	Backed	Purchased
	Funds	Services	Utilities	Securities	Securities	Investments	Securities	Options	Total

JNL/AIM Small Cap Growth Fund	-	0.8	0.6	-	-	24.4	-	-	100%
JNL/Capital Guardian International Small Cap Fund	-	-	0.6	-	-	18.6	-	-	100
JNL/Franklin Templeton Income Fund	-	2.3	14.4	-	-	12.8	4.3	-	100
JNL/Franklin Templeton Mutual Shares Fund	-	2.1	5.0	-	-	7.9	-	0.1	100
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund	-	3.0	2.6	-	-	7.7	-	-	100
JNL/Mellon Capital Management International
Index Fund	-	4.7	5.5	-	-	15.6	-	-	100.0
JNL/Mellon Capital Management S&P 400
MidCap Index Fund	-	0.4	6.3	-	-	24.9	-	-	100.0
JNL/Mellon Capital Management S&P 500
Index Fund	-	2.9	3.4	-	-	13.7	-	-	100.0
JNL/Mellon Capital Management Small Cap
Index Fund	-	1.0	2.5	-	-	27.9	-	-	100.0
JNL/Oppenheimer Global Growth Fund	-	3.5	1.3	-	-	14.8	-	-	100.0
JNL/T. Rowe Price Mid-Cap Growth Fund	-	2.6	0.9	-	-	28.1	-	-	100.0
JNL/T. Rowe Price Value Fund	-	1.4	2.4	-	-	14.3	-	-	100.0

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 2, 2008

EXHIBIT LIST

Exhibit 12(a)(1)	Not applicable.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(a)(3)	Not applicable.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.